       AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2014.

                                                            FILE NOS. 333-185840
                                                                       811-03859
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                      UNDER

                           THE SECURITIES ACT OF 1933



                            Pre-Effective Amendment No.                          [ ]

                           Post-Effective Amendment No. 2                        [X]


                                     and/or

                             REGISTRATION STATEMENT
                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                                   Amendment No. 2                               [X]


                        (Check Appropriate Box or Boxes)

                                  ------------

                            VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              2727-A ALLEN PARKWAY,
                              HOUSTON, TEXAS 77019
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (800) 871-2000


                               MANDA GHAFERI, ESQ.
                             AIG LIFE AND RETIREMENT
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2014 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in Variable Separate Account of American General Life Insurance Company under variable annuity contracts.

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                            VARIABLE SEPARATE ACCOUNT

                              CROSS REFERENCE SHEET

                              PART A -- PROSPECTUS

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
1.   Cover Page..............................   Cover Page
2.   Definitions.............................   Glossary
3.   Synopsis................................   Highlights; Fee Tables; Portfolio
                                                Expenses; Examples
4.   Condensed Financial Information.........   Appendix - Condensed Financial
                                                Information
5.   General Description of Registrant,
     Depositor and Portfolio Companies.......   The Polaris Choice III Variable
                                                Annuity; Other Information
6.   Deductions..............................   Expenses
7.   General Description of Variable Annuity
     Contracts...............................   The Polaris Choice III Variable
                                                Annuity; Purchasing a Polaris Choice
                                                III Variable Annuity; Investment
                                                Options
8.   Annuity Period..........................   Annuity Income Options
9.   Death Benefit...........................   Death Benefits
10.  Purchases and Contract Value............   Purchasing a Variable Annuity
                                                Contract
11.  Redemptions.............................   Access To Your Money
12.  Taxes...................................   Taxes
13.  Legal Proceedings.......................   Legal Proceedings
14.  Table of Contents of Statement of
     Additional Information..................   Table of Contents of  Statement of
                                                Additional Information

                  PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.

ITEM NUMBER
IN FORM N-4                                                    CAPTION
-----------                                                    -------
15.  Cover Page..............................   Cover Page
16.  Table of Contents.......................   Table of Contents
17.  General Information and History.........   The Polaris Choice III Variable
                                                Annuity (P);
                                                Separate Account; General Account
                                                (P);
                                                Investment Options (P);
                                                Other Information (P)
18.  Services................................   Other Information (P)
19.  Purchase of Securities Being Offered....   Purchasing a Polaris Choice III
                                                Variable Annuity (P)
20.  Underwriters............................   Distribution of Contracts
21.  Calculation of Performance Data.........   Performance Data
22.  Annuity Payments........................   Annuity Income Options (P);
                                                Income Payments; Annuity Unit Values
23.  Financial Statements....................   Depositor: Other Information (P);
                                                Financial Statements; Registrant:
                                                Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                            (POLARIS CHOICE III LOGO)
                                   PROSPECTUS
                                   MAY 1, 2014

               FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                               issued by Depositor
                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                               in connection with
                            VARIABLE SEPARATE ACCOUNT


This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust, Sterling Capital Variable Insurance Funds and SunAmerica Series Trust. All of the Underlying Funds listed below may not be available to you for investment.

This contract is no longer available for purchase by new contract owners.


UNDERLYING FUNDS:                                   MANAGED BY:
     Aggressive Growth                              Wells Capital Management Incorporated
     Alliance Growth                                AllianceBernstein L.P.
     American Funds Asset Allocation SAST           Capital Research and Management
                                                    Company(1)
     American Funds Global Growth SAST              Capital Research and Management
                                                    Company(1)
     American Funds Growth SAST                     Capital Research and Management
                                                    Company(1)
     American Funds Growth-Income SAST              Capital Research and Management
                                                    Company(1)
     Asset Allocation                               Edge Asset Management, Inc.
     Balanced                                       J.P. Morgan Investment Management Inc.
     Blue Chip Growth                               Massachusetts Financial Services
                                                    Company(2)
     Capital Appreciation                           Wellington Management Company, LLP
     Capital Growth                                 The Boston Company Asset Management,
                                                    LLC(3)
     Cash Management                                BofA Advisors, LLC
     Columbia VP-Income Opportunities Fund          Columbia Management Investment Advisers,
                                                    LLC
     Columbia VP-Marsico Focused Equities Fund      Marsico Capital Management, LLC
     Corporate Bond                                 Federated Investment Management Company
     Davis Venture Value                            Davis Selected Advisers, L.P.
     "Dogs" of Wall Street                          SunAmerica Asset Management, LLC(4)
     Emerging Markets                               J.P. Morgan Investment Management Inc.
     Equity Opportunities                           OppenheimerFunds, Inc.
     Foreign Value                                  Templeton Investment Counsel, LLC
     Franklin Founding Funds Allocation VIP         Franklin Templeton Services, LLC
       Fund(5)
     Franklin Income VIP Fund(5)                    Franklin Advisers, Inc.
     Fundamental Growth                             Wells Capital Management Incorporated
     Global Bond                                    Goldman Sachs Asset Management
                                                    International
     Global Equities                                J.P. Morgan Investment Management Inc.
     Government and Quality Bond                    Wellington Management Company, LLP
     Growth                                         Wellington Management Company, LLP
     Growth-Income                                  J.P. Morgan Investment Management Inc.
     Growth Opportunities                           Invesco Advisers, Inc.
     High-Yield Bond                                PineBridge Investments LLC
     International Diversified Equities             Morgan Stanley Investment Management
                                                    Inc.
     International Growth and Income                Putnam Investment Management, LLC
     Invesco V.I. American Franchise Fund, Series   Invesco Advisers, Inc.
       II Shares
     Invesco V.I. Comstock Fund, Series II Shares   Invesco Advisers, Inc.
     Invesco V.I. Growth and Income Fund, Series    Invesco Advisers, Inc.
       II Shares
     Lord Abbett Growth and Income                  Lord, Abbett & Co. LLC
     Managed Allocation Balanced                    Ibbotson Associates, Inc.
     Managed Allocation Growth                      Ibbotson Associates, Inc.
     Managed Allocation Moderate                    Ibbotson Associates, Inc.
     Managed Allocation Moderate Growth             Ibbotson Associates, Inc.
     Marsico Focused Growth                         Marsico Capital Management, LLC
     MFS Massachusetts Investors Trust              Massachusetts Financial Services Company
     MFS Total Return                               Massachusetts Financial Services Company
     Mid-Cap Growth                                 J.P. Morgan Investment Management Inc.
     Natural Resources                              Wellington Management Company, LLP
     Real Estate                                    Pyramis Global Advisors, LLC(6)
     Real Return                                    Wellington Management Company, LLP
     Small Company Value                            Franklin Advisory Services, LLC
     Small & Mid Cap Value                          AllianceBernstein L.P.
     SunAmerica Dynamic Allocation Portfolio        SunAmerica Asset Management, LLC(4) and
                                                    AllianceBernstein L.P.
     SunAmerica Dynamic Strategy Portfolio          SunAmerica Asset Management, LLC(4) and
                                                    AllianceBernstein L.P.
     Technology                                     Columbia Management Investment Advisers,
                                                    LLC
     Telecom Utility                                Massachusetts Financial Services Company
     Total Return Bond                              Pacific Investment Management Company
                                                    LLC

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:


UNDERLYING FUNDS:                                   MANAGED BY:
     Sterling Capital Equity Income VIF             Sterling Capital Management LLC
     Sterling Capital Special Opportunities VIF     Sterling Capital Management LLC
     Sterling Capital Total Return Bond VIF         Sterling Capital Management LLC



YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY KNOWN AS WAMU INVESTMENTS, INC.):

UNDERLYING FUNDS:                                   MANAGED BY:
     Balanced                                       Edge Asset Management, Inc.
     Conservative Balanced                          Edge Asset Management, Inc.
     Conservative Growth                            Edge Asset Management, Inc.
     Equity Income Account                          Edge Asset Management, Inc.
     Flexible Income                                Edge Asset Management, Inc.
     Strategic Growth                               Edge Asset Management, Inc.


(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.




(2) On or about October 1, 2013, the investment manager of the Blue Chip Growth Portfolio changed from SunAmerica Asset Management Corp. to Massachusetts Financial Services Company.



(3) On May 1, 2014, the investment manager of the Capital Growth Portfolio changed from OppenheimerFunds, Inc. to The Boston Company Asset Management, LLC.



(4) On January 1, 2014, SunAmerica Asset Management Corp. was renamed SunAmerica Asset Management, LLC.



(5) On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.



(6) On or about October 1, 2013, the investment manager of the Real Estate Portfolio changed from Davis Selected Advisers, L.P. to Pyramis Global Advisors, LLC.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2014. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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GLOSSARY...................................................................      3
HIGHLIGHTS.................................................................      4
FEE TABLE..................................................................      6
     Maximum Owner Transaction Expenses....................................      6
     Contract Maintenance Fee..............................................      6
     Separate Account Annual Expenses......................................      6
     Additional Optional Feature Fees......................................      6
          Optional SunAmerica Income Plus and SunAmerica Income Builder
                      Fee..................................................      6
          Optional MarketLock For Life Fee.................................      6
     Underlying Fund Expenses..............................................      6
MAXIMUM AND MINIMUM EXPENSE EXAMPLES.......................................      8
THE POLARIS CHOICE(III) VARIABLE ANNUITY...................................      9
PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY..........................      9
     Allocation of Purchase Payments.......................................     10
     Accumulation Units....................................................     11
     Free Look.............................................................     11
     Exchange Offers.......................................................     12
     Important Information for Military Servicemembers.....................     12
INVESTMENT OPTIONS.........................................................     12
     Variable Portfolios...................................................     12
          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)..     12
          Columbia Funds Variable Insurance Trust I........................     12
          Columbia Funds Variable Series Trust II..........................     12
          Franklin Templeton Variable Insurance Products Trust.............     13
          Lord Abbett Series Fund, Inc. ...................................     13
          Principal Variable Contracts Funds, Inc. ........................     13
          Anchor Series Trust..............................................     13
          Seasons Series Trust.............................................     13
          Sterling Capital Variable Insurance Funds........................     13
          SunAmerica Series Trust..........................................     13
     Substitution, Addition or Deletion of Variable Portfolios.............     17
     Fixed Accounts........................................................     17
     Dollar Cost Averaging Fixed Accounts..................................     17
     Dollar Cost Averaging Program.........................................     18
     Polaris Portfolio Allocator Program...................................     18
     50%-50% Combination Model Program.....................................     20
     Transfers During the Accumulation Phase...............................     22
     Automatic Asset Rebalancing Program...................................     24
     Return Plus Program...................................................     24
     Voting Rights.........................................................     25
ACCESS TO YOUR MONEY.......................................................     25
     Free Withdrawal Amount................................................     25
     Systematic Withdrawal Program.........................................     27
     Nursing Home Waiver...................................................     27
     Minimum Contract Value................................................     27
     Qualified Contract Owners.............................................     27
OPTIONAL LIVING BENEFITS...................................................     27
     SunAmerica Income Plus and SunAmerica Income Builder..................     30
     MarketLock For Life ..................................................     37
MARKETLOCK FEATURES EXTENSION PARAMETERS...................................     44
DEATH BENEFITS.............................................................     46
     Beneficiary Continuation Programs.....................................     47
     Death Benefit Defined Terms...........................................     48
     Standard Death Benefit................................................     48
     Optional Combination HV & Roll-Up Death Benefit.......................     48
     Optional Maximum Anniversary Value Death Benefit......................     49
     Optional EstatePlus Benefit...........................................     49
     Spousal Continuation..................................................     50
EXPENSES...................................................................     51
     Separate Account Expenses.............................................     51
     Withdrawal Charges....................................................     51
     Underlying Fund Expenses..............................................     52
     Contract Maintenance Fee..............................................     52
     Transfer Fee..........................................................     52
     Optional Living Benefit Fees..........................................     52
     Optional SunAmerica Income Plus and SunAmerica Income Builder Living
            Benefit Fee....................................................     52
     Optional MarketLock For Life Fee......................................     53
     Optional Combination HV & Roll-Up Death Benefit Fee...................     53
     Optional Maximum Anniversary Value Death Benefit Fee..................     53
     Optional EstatePlus Fee...............................................     53
     Premium Tax...........................................................     53
     Income Taxes..........................................................     53
     Reduction or Elimination of Fees, Expenses and Additional Amounts
            Credited.......................................................     53
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT...................     54
ANNUITY INCOME OPTIONS.....................................................     55
     The Income Phase......................................................     55
     Annuity Income Options................................................     56
     Fixed or Variable Annuity Income Payments.............................     56
     Annuity Income Payments...............................................     56
     Transfers During the Income Phase.....................................     57
     Deferment of Payments.................................................     57
TAXES......................................................................     57
     Annuity Contracts in General..........................................     57
     Tax Treatment of Distributions - Non-Qualified Contracts..............     58
     Tax Treatment of Distributions - Qualified Contracts..................     58
     Required Minimum Distributions........................................     59
     Tax Treatment of Death Benefits.......................................     60
     Tax Treatment of Optional Living Benefits.............................     60
     Contracts Owned by a Trust or Corporation.............................     60
     Gifts, Pledges and/or Assignments of a Contract.......................     60
     Diversification and Investor Control..................................     60
OTHER INFORMATION..........................................................     61
     The Distributor.......................................................     61
     The Company...........................................................     61
     The Separate Account..................................................     62
     The General Account...................................................     62
     Financial Statements..................................................     62
     Administration........................................................     63
     Legal Proceedings.....................................................     63
     Registration Statements...............................................     64
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION............................     64
APPENDIX A - CONDENSED FINANCIAL INFORMATION...............................    A-1
APPENDIX B - FORMULA AND EXAMPLES OF CALCULATIONS OF THE SUNAMERICA INCOME
  PLUS AND SUNAMERICA INCOME BUILDER FEE...................................    B-1
APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY................    C-1
APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29,
  2006.....................................................................    D-1
APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19,
  2010.....................................................................    E-1
APPENDIX F - MARKETLOCK INCOME PLUS EXTENSION PARAMETERS FOR CONTRACTS
  PURCHASED PRIOR TO MAY 3, 2009...........................................    F-1
APPENDIX G - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION.................    G-1
APPENDIX H - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
  CONTRACTS ISSUED PRIOR TO MAY 1, 2010....................................    H-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.



COMPANY - Refers to American General Life Insurance Company ("AGL"), the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.


CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon a spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST.


FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds in which it invests. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").

NYSE - New York Stock Exchange

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.



QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A Fixed Account, available only with election of certain living benefits, to which we allocate a percentage of every Purchase Payment and Continuation Contribution.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Anchor Series Trust, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., Principal Variable Contracts Funds, Inc., Seasons Series Trust, Sterling Capital Variable Insurance Funds and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris Choice III Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.


FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived if contract value is $50,000 or more. We also deduct separate account charges which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Your contract provides for a free withdrawal amount each year. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. After a Purchase Payment has been in the contract for 4 complete years, a withdrawal charge no longer applies to that Purchase Payment. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS CHOICE(III) VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may have elected one of the optional living benefits that were available under your contract for an additional fee. These living benefits were designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the prescribed amount can have a detrimental impact on the guaranteed benefit. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.


PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.

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                                    FEE TABLE
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THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS. IF APPLICABLE, STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES

(as a percentage of each Purchase
  Payment)(2)..............................    7%


TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3).......................................  $35 per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charges(4)..............   1.52%
  Optional Combination HV & Roll-Up Death
     Benefit Fee.........................   0.65%
  Optional Maximum Anniversary Value
     Death Benefit Fee...................   0.25%
  Optional EstatePlus Fee(5).............   0.25%
     Maximum Separate Account Annual
       Expenses(6).......................   2.17%




ADDITIONAL OPTIONAL FEATURE FEES

You may have elected one of the following optional living benefits below, all of which are guaranteed minimum withdrawal benefits:


OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE

(calculated as a percentage of the Income Base)(7)

                                                 INITIAL               MAXIMUM
NUMBER OF COVERED PERSONS                    ANNUAL FEE RATE     ANNUAL FEE RATE(8)
-------------------------                 --------------------  --------------------
For One Covered Person..................          1.10%                 2.20%
For Two Covered Persons.................          1.35%                 2.70%


OPTIONAL MARKETLOCK FOR LIFE FEE
(calculated as a percentage of the Income Base)(7)

NUMBER OF COVERED PERSONS                               ANNUALIZED FEE
-------------------------                            --------------------
For One Covered Person............................           0.70%
For Two Covered Persons...........................           0.95%





UNDERLYING FUND EXPENSES
(AS OF JANUARY 31, 2014)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

TOTAL ANNUAL UNDERLYING FUND
EXPENSES(9)                        MINIMUM   MAXIMUM
----------------------------       -------   -------
(expenses that are deducted from
Underlying Funds of the Trusts,
including management fees, other
expenses and 12b-1 fees if
applicable).....................    0.72%     1.54%




FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE PREMIUM TAX AND STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX.



(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 4 years as follows:

YEARS SINCE RECEIPT:.....................................................   1    2    3    4    5+
                                                                            7%   6%   6%   5%   0%






     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.



(3) The contract maintenance fee is assessed annually and may be waived if contract value is $50,000 or more.



(4) If you do not elect any optional features, your total separate account annual expenses would be 1.52%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 1.15% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.




(5) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if the optional Maximum Anniversary Value death benefit is also elected. If you do not elect the EstatePlus feature and you elect the optional Maximum Anniversary Value death benefit, your separate account annual expenses would be 1.77%. This feature is not available on contracts issued in Washington.





(6) The Combination HV & Roll-Up death benefit is not available on contracts issued in Washington. You cannot elect the Combination HV & Roll-Up death benefit if you elect the Maximum Anniversary Value and EstatePlus death benefits and/or a living benefit. Therefore, the Maximum Separate Account Annual Expenses of 2.17% reflects election of the Combination HV & Roll-Up death benefit only.





(7) The fee is assessed against the Income Base which determines the basis of the guaranteed benefit. The annual fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see OPTIONAL LIVING BENEFITS below. If you purchased your contract prior to January 19, 2010, please see APPENDIX E for a description of the living benefit you may have elected.

(8) The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below. PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.



    Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio or the SunAmerica Dynamic Strategy Portfolio. The SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio and the SunAmerica Dynamic Strategy Portfolio may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


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                                                           MAXIMUM
                                                          ANNUALIZED
                                                           FEE RATE
                                                         DECREASE OR
                                              MINIMUM   INCREASE EACH
                                               ANNUAL      BENEFIT
 NUMBER OF COVERED PERSONS                    FEE RATE     QUARTER*
---------------------------------------------------------------------
---------------------------------------------------------------------
 One Covered Person                             0.60%      +/-0.25%
---------------------------------------------------------------------
 Two Covered Persons                            0.60%      +/-0.25%
---------------------------------------------------------------------



         * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).




(9) The maximum expense is for an Underlying Fund of SunAmerica Series Trust, as of its fiscal year ended January 31, 2014. The minimum expense is for an Underlying Fund of Franklin Templeton Variable Insurance Products Trust as of its fiscal year ended December 31, 2013.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(assuming separate account annual expenses of 2.02% (including the optional Maximum Anniversary Value death benefit and EstatePlus), the optional SunAmerica Income Plus feature (for the first year calculated at the initial annual fee rate of 1.35% and at the maximum annual fee rate of 2.70% for the remaining years) and investment in an Underlying Fund with total expenses of 1.54%)

(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
$1,196     $2,342     $2,956     $5,853


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $496      $1,742     $2,956     $5,853




MINIMUM EXPENSE EXAMPLES
(assuming minimum separate account annual expenses of 1.52%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)






(1) If you surrender your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $932      $1,315     $1,225     $2,626


(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

1 YEAR    3 YEARS    5 YEARS    10 YEARS
------    -------    -------    --------
 $232       $715      $1,225     $2,626


EXPLANATION OF EXPENSE EXAMPLES

1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the SunAmerica Income Plus fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

5. The Maximum Expense Examples do not reflect election of the Combination HV & Roll-Up Death Benefit which would result in 2.17% maximum separate account expenses because this death benefit cannot be elected with any optional living benefit.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.

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                    THE POLARIS CHOICE(III) VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     - Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments. Alternatively, you may elect an optional living benefit that is designed to help you create a guaranteed income stream that may last as long as you live.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                        PURCHASING A POLARIS CHOICE(III)
                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.

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                                                                  MINIMUM
                                                                 AUTOMATIC
                                              MINIMUM           SUBSEQUENT
                      MINIMUM INITIAL       SUBSEQUENT           PURCHASE
                     PURCHASE PAYMENT    PURCHASE PAYMENT         PAYMENT
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     Qualified            $4,000               $250                $100
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   Non-Qualified          $10,000              $500                $100
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, The United States Life Insurance Company in the City of New York, to the same Owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract.

The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.

JOINT OWNERSHIP


We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.



Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as optional living benefit(s), if applicable, that guarantee withdrawals over two lifetimes may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Center at the following address:


American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330


Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:


American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750


Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2. multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.


The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF").



     COLUMBIA FUNDS VARIABLE INSURANCE TRUST I AND COLUMBIA FUNDS VARIABLE SERIES TRUST II - CLASS 1 SHARES

     Columbia Management Investment Advisers, LLC is the investment adviser and various managers are the subadvisers to Columbia Funds Variable Insurance Trust I ("CFT I") and Columbia Funds Variable Series Trust II ("CFT II").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2 SHARES


     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").



     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding Funds has its own investment adviser.



     Please see the Franklin Templeton Variable Insurance Products prospectus for details.


     LORD ABBETT SERIES FUND, INC. - CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. - CLASS 2 SHARES


     Principal Management Corporation is the investment adviser and Edge Asset Management, Inc. is the subadviser to the Principal Variable Contracts Funds, Inc. ("PVCF").





     Balanced, Conservative Balanced, Conservative Growth, Flexible Income and Strategic Growth funds are Strategic Asset Management Portfolios structured as Fund-of-Funds.



     Please see the Principal Variable Contracts Funds, Inc. prospectus for details.



     STERLING CAPITAL VARIABLE INSURANCE FUNDS



     Sterling Capital Management LLC is the investment adviser to Sterling Capital Variable Insurance Funds ("VIF").





     Sterling Capital Manager Equity VIF ("Sterling Capital Manager") is structured as a Fund-of-Funds.



     Please see the Sterling Capital Variable Insurance Funds prospectus for details.


     SAAMCO MANAGED TRUSTS


     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.



     ANCHOR SERIES TRUST - CLASS 3 SHARES


     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     SEASONS SERIES TRUST -- CLASS 3 SHARES


     The Managed Allocation Portfolios and Real Return Portfolio listed below are part of Seasons Series Trust ("SST").


     Each Managed Allocation Portfolio has a different investment goal and is structured as a Fund-of-Funds, investing its assets in a combination of Underlying Funds of the Seasons Series Trust.

     This approach allows the Managed Allocation Portfolios to offer professional asset management on two levels: 1) the fund management of each of the Underlying Funds of Seasons Series Trust in which the Managed Allocation Portfolio invests; and 2) the overlay portfolio management provided by Ibbotson.



     SUNAMERICA SERIES TRUST - CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


          MASTER-FEEDER FUNDS


          SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

          Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

          Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

          Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.

          SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO


          SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


          The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have an investment strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.


          CASH MANAGEMENT

          SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.

           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

UNDERLYING FUNDS                                       MANAGED BY:                                    TRUST ASSET CLASS
----------------                                       -----------                                   ------ -----------
Aggressive Growth                                      Wells Capital Management Incorporated         SAST   STOCK
Alliance Growth                                        AllianceBernstein L.P.                        SAST   STOCK
American Funds Asset Allocation SAST                   Capital Research and Management Company       SAST   BALANCED
American Funds Global Growth SAST                      Capital Research and Management Company       SAST   STOCK
American Funds Growth SAST                             Capital Research and Management Company       SAST   STOCK
American Funds Growth-Income SAST                      Capital Research and Management Company       SAST   STOCK
Asset Allocation                                       Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                               J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                       Massachusetts Financial Services Company      SAST   STOCK
Capital Appreciation                                   Wellington Management Company, LLP            AST    STOCK
Capital Growth                                         The Boston Company Asset Management, LLC      SAST   STOCK
Cash Management                                        BofA Advisors, LLC                            SAST   CASH
Columbia VP-Income Opportunities Fund                  Columbia Management Investment Advisers, LLC  CFT II BOND
Columbia VP-Marsico Focused Equities Fund              Marsico Capital Management, LLC               CFT I  STOCK
Corporate Bond                                         Federated Investment Management Company       SAST   BOND
Davis Venture Value                                    Davis Selected Advisers, L.P.                 SAST   STOCK
"Dogs" of Wall Street                                  SunAmerica Asset Management, LLC              SAST   STOCK
Emerging Markets                                       J.P. Morgan Investment Management Inc.        SAST   STOCK
Equity Opportunities                                   OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value                                          Templeton Investment Counsel, LLC             SAST   STOCK
Franklin Founding Funds Allocation VIP Fund            Franklin Templeton Services, LLC              FTVIPT BALANCED
Franklin Income VIP Fund                               Franklin Advisers, Inc.                       FTVIPT BALANCED
Fundamental Growth                                     Wells Capital Management Incorporated         SAST   STOCK
Global Bond                                            Goldman Sachs Asset Management International  SAST   BOND
Global Equities                                        J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                            Wellington Management Company, LLP            AST    BOND
Growth                                                 Wellington Management Company, LLP            AST    STOCK
Growth-Income                                          J.P. Morgan Investment Management Inc.        SAST   STOCK
Growth Opportunities                                   Invesco Advisers, Inc.                        SAST   STOCK
High-Yield Bond                                        PineBridge Investments LLC                    SAST   BOND
International Diversified Equities                     Morgan Stanley Investment Management Inc.     SAST   STOCK
International Growth and Income                        Putnam Investment Management, LLC             SAST   STOCK
Invesco V.I. American Franchise Fund, Series II Shares Invesco Advisers, Inc.                        AVIF   STOCK
Invesco V.I. Comstock Fund, Series II Shares           Invesco Advisers, Inc.                        AVIF   STOCK
Invesco V.I. Growth and Income Fund, Series II Shares  Invesco Advisers, Inc.                        AVIF   STOCK
Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC                        LASF   STOCK
Managed Allocation Balanced                            Ibbotson Associates, Inc.                     SST    BALANCED
Managed Allocation Growth                              Ibbotson Associates, Inc.                     SST    STOCK
Managed Allocation Moderate                            Ibbotson Associates, Inc.                     SST    BALANCED
Managed Allocation Moderate Growth                     Ibbotson Associates, Inc.                     SST    BALANCED
Marsico Focused Growth                                 Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust                      Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return                                       Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.        SAST   STOCK
Natural Resources                                      Wellington Management Company, LLP            AST    STOCK
Real Estate                                            Pyramis Global Advisors, LLC                  SAST   STOCK
Real Return                                            Wellington Management Company, LLP            SST    BOND
Small Company Value                                    Franklin Advisory Services, LLC               SAST   STOCK
Small & Mid Cap Value                                  AllianceBernstein L.P.                        SAST   STOCK
SunAmerica Dynamic Allocation Portfolio                SunAmerica Asset Management, LLC and          SAST   BALANCED
                                                       AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio                  SunAmerica Asset Management, LLC and          SAST   BALANCED
                                                       AllianceBernstein L.P.
Technology                                             Columbia Management Investment Advisers, LLC  SAST   STOCK
Telecom Utility                                        Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond                                      Pacific Investment Management Company LLC     SAST   BOND

YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH BB&T INVESTMENT SERVICES, INC.:

UNDERLYING FUNDS                            MANAGED BY:                                 TRUST   ASSET CLASS
----------------                            -----------                                 -----   -----------
Sterling Capital Equity Income VIF          Sterling Capital Management LLC             VIF     STOCK
Sterling Capital Special Opportunities      Sterling Capital Management LLC             VIF     STOCK
  VIF
Sterling Capital Total Return Bond VIF      Sterling Capital Management LLC             VIF     BOND


YOU MAY ALSO INVEST IN THESE UNDERLYING FUNDS IF YOU PURCHASED YOUR CONTRACT THROUGH CHASE INVESTMENT SERVICES CORPORATION (FORMERLY KNOWN AS WAMU INVESTMENTS, INC.):

UNDERLYING FUNDS                            MANAGED BY:                                 TRUST   ASSET CLASS
----------------                            -----------                                 -----   -----------
Balanced                                    Edge Asset Management, Inc.                 PVCF    BALANCED
Conservative Balanced                       Edge Asset Management, Inc.                 PVCF    BALANCED
Conservative Growth                         Edge Asset Management, Inc.                 PVCF    BALANCED
Equity Income Account                       Edge Asset Management, Inc.                 PVCF    STOCK
Flexible Income                             Edge Asset Management, Inc.                 PVCF    BALANCED
Strategic Growth                            Edge Asset Management, Inc.                 PVCF    STOCK


ALL OF THE UNDERLYING FUNDS LISTED MAY NOT BE AVAILABLE TO YOU FOR INVESTMENT AS NOTED ABOVE.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS


We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts. Allocations to the Fixed Accounts, including the Secure Value Account, are obligations of the General Account. PLEASE SEE GENERAL ACCOUNT BELOW.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

If you elect SunAmerica Income Plus or SunAmerica Income Builder, 10% of your investment is automatically allocated to a Fixed Account known as the Secure Value Account. The Secure Value Account is only available with election of these Living Benefits. PLEASE SEE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" UNDER OPTIONAL LIVING BENEFITS.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600, for the 12-month DCA Fixed Account ("1-Year DCA Fixed Account") is $1,200 and the 24-month DCA Fixed Account ("2-Year DCA Fixed Account") is $2,400. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instruction on file. The 6-month, 1-Year and 2-Year DCA Fixed Accounts may not be available in your state. Please check with your financial representative for availability.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

----------------------------------------------------------------
     MONTH        ACCUMULATION UNIT VALUE      UNITS PURCHASED
----------------------------------------------------------------

       1                  $ 7.50                     100
       2                  $ 5.00                     150
       3                  $10.00                      75
       4                  $ 7.50                     100
       5                  $ 5.00                     150
       6                  $ 7.50                     100
----------------------------------------------------------------


     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

If you elect an optional Living Benefit, you may elect a model that complies with the investment requirements of the optional Living Benefit and your model will be rebalanced quarterly. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 1, 2014)



----------------------------------------------------------------------------------------
         VARIABLE PORTFOLIOS            MODEL 1      MODEL 2      MODEL 3      MODEL 4
----------------------------------------------------------------------------------------
 American Funds Global Growth SAST        3.0%         3.0%         4.0%         8.0%
----------------------------------------------------------------------------------------
 American Funds Growth SAST               2.0%         2.0%         2.0%         3.0%
----------------------------------------------------------------------------------------
 American Funds Growth-Income SAST        1.0%         1.0%         1.0%         5.0%
----------------------------------------------------------------------------------------
 Blue Chip Growth                         4.0%         4.0%         5.0%         8.0%
----------------------------------------------------------------------------------------
 Capital Appreciation                     2.0%         3.0%         4.0%         5.0%
----------------------------------------------------------------------------------------
 Corporate Bond                           9.0%         8.0%         7.0%         1.0%
----------------------------------------------------------------------------------------
 Davis Venture Value                      4.0%         4.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 "Dogs" of Wall Street                    3.0%         3.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 Emerging Markets                         0.0%         1.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Equity Opportunities                     2.0%         3.0%         4.0%         6.0%
----------------------------------------------------------------------------------------
 Foreign Value                            2.0%         3.0%         3.0%         3.0%
----------------------------------------------------------------------------------------
 Global Bond                              4.0%         4.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Government and Quality Bond             10.0%         9.0%         7.0%         2.0%
----------------------------------------------------------------------------------------
 Growth-Income                            5.0%         6.0%         7.0%         8.0%
----------------------------------------------------------------------------------------
 High-Yield Bond                          4.0%         3.0%         1.0%         0.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Comstock Fund, Series
  II Shares                               5.0%         6.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Invesco V.I. Growth and Income
  Fund, Series II Shares                  6.0%         7.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Marsico Focused Growth                   1.0%         2.0%         3.0%         4.0%
----------------------------------------------------------------------------------------
 MFS Massachusetts Investors Trust        8.0%         8.0%         8.0%         8.0%
----------------------------------------------------------------------------------------
 Real Estate                              0.0%         0.0%         0.0%         1.0%
----------------------------------------------------------------------------------------
 Real Return                              9.0%         5.0%         3.0%         0.0%
----------------------------------------------------------------------------------------
 Small & Mid Cap Value                    2.0%         2.0%         2.0%         2.0%
----------------------------------------------------------------------------------------
 Small Company Value                      0.0%         2.0%         2.0%         1.0%
----------------------------------------------------------------------------------------
 Total Return Bond                       14.0%        11.0%        10.0%         5.0%
----------------------------------------------------------------------------------------
                               TOTAL      100%         100%         100%         100%
----------------------------------------------------------------------------------------





The Polaris Portfolio Allocator Models listed above are those that are currently available. The Models are reconfigured from time to time. However, once you invest in a Model, the percentages of your contract value allocated to each Variable Portfolio within a Model will not be changed by us. If you purchased your contract prior to the current allocations of the Models specified above, any subsequent Purchase Payments will be invested in the same Model as your current investment and will not be invested in the Model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

50%-50% COMBINATION MODEL PROGRAM

PROGRAM DESCRIPTION

The 50%-50% Combination Model Program, available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. The 50%-50% Combination Model Program allows you to choose from one of the four 50%-50% Combination Models ("Combination Models") designed to assist in meeting your stated investment goals.

Each of the Combination Models allocate 50% of your investment in a Polaris Portfolio Allocator Model and the remaining 50% in a corresponding Managed Allocation Portfolio to attempt to match a stated investment time horizon and risk tolerance. Each Managed Allocation Portfolio is a Fund-of-Funds managed by Ibbotson. The 50% of your investment allocated to the Polaris Portfolio Allocator Model is considered "static" because the composition of the Polaris Portfolio Allocator Model will not be changed by us and is not actively managed. However, the 50% of your investment allocated to the Managed Allocation Portfolio is considered "active" because each Managed Allocation Portfolio is an Underlying Fund that Ibbotson manages in order to maintain the investment objective of the Managed Allocation Portfolio. FOR MORE INFORMATION, PLEASE SEE SEASONS SERIES TRUST AND POLARIS PORTFOLIO ALLOCATOR MODEL PROGRAM ABOVE.

ENROLLING AND INVESTING IN THE COMBINATION MODEL PROGRAM

You may enroll in the Combination Model Program by electing a Combination Model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Combination Model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Combination Model by providing a written reallocation request, calling our Annuity Service Center or logging into our website.

You may also choose to invest gradually into a Combination Model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Combination Model at a time and participation in the Combination Model Program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Combination

Model. If you attempt to split your investment between one or more Combination Models, your investment may no longer be consistent with the Combination Models' intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Combination Model, such an investment may no longer be consistent with the Combination Models' intended objectives and therefore, will effectively terminate your participation in the program.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the elected Combination Model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Combination Model, your investment may no longer be consistent with the Combination Model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Combination Model to another Combination Model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Combination Model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


If you elect an optional Living Benefit, you may elect a Combination Model that complies with the investment requirements of the optional Living Benefit and your Combination Model will be rebalanced quarterly. If you elected the SunAmerica Income Plus or SunAmerica Income Builder living benefit, 10% of your initial Purchase Payment and subsequent Purchase Payment(s) will be allocated to the Secure Value Account and the remaining 90% will be invested in a compliant Combination Model. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


REBALANCING THE COMBINATION MODELS

You can elect to have your investment in the Combination Models rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Combination Model you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the Managed Allocation Portfolio will be rebalanced to equal the 50%-50% split discussed above. The investments in the Underlying Funds of each Managed Allocation Portfolio are not rebalanced as part of the Combination Model Program. PLEASE SEE SEASONS SERIES TRUST ABOVE.

Over time, the Combination Model you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance and changes in the Underlying Funds' investment objectives. Therefore, if you do not elect to have your investment in the Combination Model rebalanced at least annually, then your investment may no longer be consistent with the Combination Model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the underlying funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.

IMPORTANT INFORMATION ABOUT THE COMBINATION MODEL PROGRAM

The Combination Model Program is not intended as ongoing or personalized advice about investing in the Variable Portfolios. We do not provide investment advice regarding whether a Combination Model should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Combination Model as your investment needs change. The Combination Model Program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Combination Model may have been built. Also, allocation to a single asset class may outperform a Combination Model, so that you could have better investment returns investing in a single asset class than in a Combination Model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Combination Model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Combination Models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Combination Models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Combination Model can be obtained from your financial representative.

Below are the Combination Models available for election.

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 50%-50% COMBINATION
        MODEL          50% ALLOCATION TO:  50% ALLOCATION TO:
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          1             Polaris Portfolio  Managed Allocation
                        Allocator Model 1       Balanced
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          2             Polaris Portfolio  Managed Allocation
                        Allocator Model 2       Moderate
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          3             Polaris Portfolio  Managed Allocation
                        Allocator Model 3    Moderate Growth
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          4             Polaris Portfolio  Managed Allocation
                        Allocator Model 4        Growth
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WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE COMBINATION MODEL PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE


Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

EFFECTIVE AUGUST 6, 2012, THE SHORT-TERM TRADING POLICY APPLICABLE TO YOUR PROSPECTUS CHANGED AS FOLLOWS:

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 TRADING POLICY BEFORE CHANGE           TRADING POLICY AFTER CHANGE
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 5th transfer in a 6-Month Rolling      15th transfer in 12-Month Rolling
 Period triggers the U.S. Mail method   Period triggers the U.S. Mail method
 of Transfer                            of Transfer.
------------------------------------------------------------------------------


On August 6, 2012 and after, the first 15 transfers in a rolling 12-month look-back period (12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12 months from the date of your 15th transfer request ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 16, 2013 and within the previous twelve months (from August 17, 2012 forward) you made 15 transfers including the

August 16th transfer, then all transfers made for twelve months after August 16, 2013 must be submitted by U.S. Mail (from August 17, 2013 through August 16,
2014).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.


We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.


Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES


Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.


Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if available, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if available, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

If you elect an optional Living Benefit, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts and available for no additional charge, allocates your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 3-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.


We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.


If you have elected an Optional Living Benefit and you take the Maximum Annual Withdrawal Amount, you may still take an additional amount under the Free Withdrawal provision without incurring a withdrawal charge. However, that additional amount will be treated as an Excess Withdrawal for purposes of calculating your Income Base and future income payments. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


FREE WITHDRAWAL AMOUNT

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. As a result, if you surrender your contract in the future while withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender for the purpose of calculating the withdrawal charge.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, during the first contract year, your free withdrawal amount is the greatest of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, after the first contract year, your free withdrawal amount is the greatest of (1), (2) or (3) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge; or

     (3) the Maximum Annual Withdrawal Amount allowed under the living benefit you elected.

If you do not elect an optional living benefit that offers Maximum Annual Withdrawal Amounts, the provisions below describe your free withdrawal amount.

During the first contract year, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount; or

After the first contract year, your free withdrawal amount is the greater of (1) or (2) plus any portion of your total invested amount no longer subject to a withdrawal charge:

     (1) your penalty-free earnings; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year and still subject to a withdrawal charge.

Amounts withdrawn free of a withdrawal charge under the 10% provision do not reduce the amount you invested for purposes of calculating the withdrawal charge and penalty-free earnings. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals under the 10% provision would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 3, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 4th contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:
    A=Your contract value at the time of your request for withdrawal ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)
    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 5% is the applicable percentage) [B x C = $5,000] D=Your full contract value ($85,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, a signature guarantee is generally required at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners; (5) we are on notice that this contract is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company.


In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


If you elected January 19, 2010 optional Living Benefit, withdrawals taken under the parameters of the feature that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE OPTIONAL LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                            OPTIONAL LIVING BENEFITS
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OVERVIEW OF LIVING BENEFITS

The optional Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You may elect one of the optional Living Benefits, all of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the optional Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

Below is a summary of the key features of the three optional Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.

     - If you are interested in securing greater income and flexible guaranteed lifetime income now or in the near future, you may want to consider SunAmerica Income Plus.

     - If you are interested in securing guaranteed lifetime income later and would prefer to build assets and maximize future income potential, you may want to consider SunAmerica Income Builder.

     - If you are interested in securing guaranteed lifetime income at a lower cost, you may want to consider MarketLock For Life.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD ANALYZE EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE ELECTING.

SUNAMERICA INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 6% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 6% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

SUNAMERICA INCOME BUILDER(R) offers guaranteed lifetime income and the opportunity to increase income by locking in the greater of either the contract's highest Anniversary Value, or an annual Income Credit. The annual 8% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years.

The 8% Income Credit is only available in years when no withdrawals are taken. After the first 12 years, only the highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's Eligible Purchase Payments.

MARKETLOCK FOR LIFE offers guaranteed lifetime income based on the greater of Eligible Purchase Payments, or the contract's highest Anniversary Value during the contract's first 5 years. After the first 5 years, you have the opportunity to extend the period in which Anniversary Values are evaluated to lock in the highest Anniversary Value.

GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

Living Benefits may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The Living Benefits guarantee that only certain Purchase Payments received during the contract's first 5 years are included in the Income Base.


These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.


Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.


Certain living benefits are no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 19, 2010, PLEASE SEE APPENDIX E FOR DETAILS REGARDING THOSE BENEFITS.




LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE

The contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments (defined below). The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

ELIGIBLE PURCHASE PAYMENTS

Eligible Purchase Payments are Purchase Payments, or portions thereof, made on or after the Benefit Effective Date as shown in the table below and are included in the calculation of the Income Base (defined below). The calculation of Eligible Purchase Payments does not include Income Credits (defined below) or the Continuation Contribution, if applicable. However, the Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Purchase Payments are limited to $1,500,000 without prior Company approval.



------------------------------------------------------------------------------------
       OPTIONAL               FIRST                        SUBSEQUENT
    LIVING BENEFIT        CONTRACT YEAR                  CONTRACT YEARS
------------------------------------------------------------------------------------
  SunAmerica Income     100% of Purchase     Purchase Payments received in contract
  Plus and              Payments received     years 2-5, capped at 200% of Purchase
  SunAmerica Income                          Payments received in the first contract
  Builder                                                     year

------------------------------------------------------------------------------------
  MarketLock For        100% of Purchase     Purchase Payments received in contract
  Life                  Payments Received     years 2-5, capped at 100% of Purchase
                                             Payments received in the first contract
                                                              year

------------------------------------------------------------------------------------


SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $200,000 for years 2-5 for a grand total maximum of $900,000 of Eligible Purchase Payments.

MARKETLOCK FOR LIFE EXAMPLE: If you made a $100,000 Purchase Payment in contract year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 for years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year. This withdrawal may include, but is not limited to, any withdrawal taken in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.

INCOME BASE EVALUATION PERIOD (FOR MARKETLOCK FOR LIFE ONLY)
The period of time over which we will consider Anniversary Values in evaluating the Income Base.

INCOME CREDIT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY) An amount that may be added to the Income Base during the Income Credit Period as shown in the following table:

------------------------------------------------------------------------------------
                            INCOME CREDIT
                                (AS A
                            PERCENTAGE OF
                                 THE
         OPTIONAL           INCOME CREDIT                    INCOME
      LIVING BENEFIT            BASE)                  CREDIT AVAILABILITY
------------------------------------------------------------------------------------
  SunAmerica Income Plus          6%          Available during the first 12 Benefit
                                            Years -- the Income Credit is REDUCED in
                                                   years withdrawals are taken
------------------------------------------------------------------------------------
  SunAmerica Income               8%          Available during the first 12 Benefit
  Builder                                   Years -- the Income Credit is ELIMINATED
                                                in years any withdrawal is taken
------------------------------------------------------------------------------------
  MarketLock For Life       Not applicable               Not applicable
------------------------------------------------------------------------------------


INCOME CREDIT BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.

INELIGIBLE PURCHASE PAYMENTS
Purchase Payments, or portions thereof, received after the 5th contract year, or that are in excess of the caps discussed in the table under "ELIGIBLE PURCHASE PAYMENTS" above.

INVESTMENT REQUIREMENTS (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
We will allocate 10% of every Purchase Payment and Continuation Contribution, if any, to a fixed interest rate account (the "Secure Value Account"). The remaining 90% of every Purchase Payment and Continuation Contribution, if any, (the "Flexible Allocation"), must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" below.

INVESTMENT REQUIREMENTS (FOR MARKETLOCK FOR LIFE ONLY)
Every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined under "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT MARKETLOCK FOR LIFE?" below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER
ONLY)
The guaranteed minimum amount equal to 200% of the first Benefit Year's Eligible Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.

PROTECTED INCOME PAYMENT (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE (FOR SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER ONLY)
The percentage used to determine the Protected Income Payment.

SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER


How do SunAmerica Income Plus and SunAmerica Income Builder work?


Both Living Benefits lock in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Eligible Purchase Payment. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.


There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, the age of the Covered Person(s) at the time of first withdrawal and whether your contract value is greater than or equal to zero. You must choose between two income options at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base or Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and, for those taking withdrawals before age 65, whether a highest Anniversary Value is attained after the Covered Person(s)' 65th birthday and the income option elected. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

SUNAMERICA INCOME PLUS

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      6.0%       3.0%**       6.0%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        6.0%       4.0%         7.0%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.5%       3.0%***      5.5%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------

SUNAMERICA INCOME BUILDER

----------------------------------------------------------------------
                           INCOME OPTION 1         INCOME OPTION 2
      NUMBER OF         ----------------------------------------------
   COVERED PERSONS       MAXIMUM    PROTECTED    MAXIMUM    PROTECTED
  AND AGE OF YOUNGER     ANNUAL      INCOME      ANNUAL       INCOME
    COVERED PERSON     WITHDRAWAL    PAYMENT   WITHDRAWAL    PAYMENT
 AT FIRST WITHDRAWAL*  PERCENTAGE  PERCENTAGE  PERCENTAGE  PERCENTAGE
----------------------------------------------------------------------
 One Covered Person
 (Age 64 and Younger)      5.5%       3.0%**       5.5%        3.0%**
----------------------------------------------------------------------
 One Covered Person
 (Age 65 and Older)        5.5%       4.0%         6.5%        3.0%
----------------------------------------------------------------------
 Two Covered Persons
 (Age 64 and Younger)      5.0%       3.0%***      5.0%        3.0%***
----------------------------------------------------------------------
 Two Covered Persons
 (Age 65 and Older)        5.0%       4.0%         6.0%        3.0%
----------------------------------------------------------------------


    * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons, if applicable.

   ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

   *** If Two Covered Persons are elected, the Protected Income Payment
       Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.

Are there investment requirements if I elect SunAmerica Income Plus or SunAmerica Income Builder?

Yes. We will allocate 10% of every Purchase Payment and Continuation Contribution, if applicable, to a Fixed Account ("Secure Value Account"). The Secure Value Account is only available for investment for contracts with election of SunAmerica Income Plus or SunAmerica Income Builder. The crediting interest rate on amounts allocated to the Secure Value Account will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. The remaining 90% of every Purchase Payment and Continuation Contribution, if applicable (the "Flexible Allocation"), must be allocated by you in accordance with the investment requirements outlined below.

Your Flexible Allocation must comply with the investment requirements in one of four ways.

FLEXIBLE ALLOCATION -- CHECK-THE-BOX OPTIONS 1-3

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:


---------------------------------------------------------------------------
---------------------------------------------------------------------------
 Option 1      Invest in one of three available Polaris Portfolio Allocator
               Models:
                 Model 1, Model 2 or Model 3
               or
               Invest in one of three available 50%-50% Combination Models:
                 Model 1, Model 2 or Model 3

---------------------------------------------------------------------------
 Option 2      Invest in one or more of the following balanced Variable
               Portfolios:
                 American Funds Asset Allocation SAST
                 Asset Allocation
                 Balanced
                 Franklin Income VIP Fund
                 Managed Allocation Balanced
                 Managed Allocation Moderate
                 Managed Allocation Moderate Growth
                 MFS Total Return
                 SunAmerica Dynamic Allocation Portfolio
                 SunAmerica Dynamic Strategy Portfolio
---------------------------------------------------------------------------
 Option 3      Invest in the Cash Management Variable Portfolio
---------------------------------------------------------------------------



FLEXIBLE ALLOCATION -- BUILD-YOUR-OWN OPTION 4

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:


------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 20%      Sterling Capital Total Return Bond
    FIXED                  Maximum 90%      VIF(1)
    ACCOUNTS                                Cash Management
                                            Corporate Bond
                                            Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Sterling Capital Equity Income VIF(1)
                                            Sterling Capital Special Opportunities
                                            VIF(1)
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Columbia VP-Income Opportunities Fund
                                            Columbia VP-Marsico Focused Equities
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Founding Funds Allocation
                                              VIP Fund
                                            Franklin Income VIP Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                            Invesco V.I. Comstock Fund, Series II
                                              Shares
                                            Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Managed Allocation Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------



 (1) Only available if you purchased your contract through BB&T Investment Services, Inc.

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

Your allocation instructions for the amount not invested in the Secure Value Account accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's Flexible Allocations going outside these requirements. Quarterly rebalancing will ensure that your Flexible Allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

You may not transfer any amounts between the Secure Value Account and the Flexible Allocation Variable Portfolios or Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the Dollar Cost Averaging program to comply with investment requirements. In addition, we will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value. PLEASE SEE "WHAT HAPPENS TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET REBALANCING PROGRAM INSTRUCTIONS IF I ELECT TO CANCEL SUNAMERICA INCOME PLUS OR SUNAMERICA INCOME BUILDER?" BELOW.

If compliant rebalancing instructions are not provided with every Purchase Payment, we will rebalance your Flexible Allocation as described in the example below:

     Assume that you want your Purchase Payment split between Group A and Group B under the Flexible Allocation Build-Your-Own option. 10% of your Purchase Payment is allocated to the Secure Value Account and 90% of your Purchase Payment is allocated to the Flexible Allocation. You want to invest 40% of the Purchase Payment in a bond Variable Portfolio and 50% of the Purchase Payment in a stock Variable Portfolio.

     We will set your rebalancing instructions as follows unless you instruct otherwise: 44.4% in the bond Variable Portfolio (40%/90% = 44.4%) and 55.6% in the stock Variable Portfolio (50%/90% = 55.6%). We may need to allocate slightly more or less to each fund in order for the rebalancing instructions to total 100% and for each Investment Group to meet the applicable investment requirement.

     Over the next Benefit Quarter, the bond market does very well while the stock market performs poorly. At the end of the Benefit Quarter, the bond Variable Portfolio now represents 50% of your holdings because it has increased in value and the stock Variable Portfolio represents 40% of your holdings. Upon quarterly rebalancing on the last day of the Benefit Quarter, we will proportionately rebalance your Flexible Allocation based on the Flexible Allocation percentages provided for your Purchase Payment. We would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 44% of the Flexible Allocation value and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 56% of the Flexible Allocation value.

What are the factors used to calculate SunAmerica Income Plus and SunAmerica Income Builder?

The benefit offered by SunAmerica Income Plus and SunAmerica Income Builder is calculated by considering the factors described below.


FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments and Anniversary Values.



SECOND, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Year Anniversary minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Eligible Purchase Payments.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. The Income Credit Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

SIXTH, we determine the INCOME CREDIT.

If you elect SUNAMERICA INCOME PLUS, the Income Credit is equal to 6% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is reduced but not eliminated in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you elected one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6% to 2%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. If you elected two Covered Persons and take cumulative withdrawals that are equal to 5.1% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons of 5%.

If you elect SUNAMERICA INCOME BUILDER, the Income Credit is equal to 8% of the Income Credit Base, on each Benefit Year Anniversary during the Income Credit Period. The Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year. For example, if you take a withdrawal in Benefit Year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second Benefit Year Anniversary; however, if you do not take a withdrawal in Benefit Year 3, you will be eligible for an Income Credit to be added to your Income Base on your third Benefit Year Anniversary.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter.

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

EIGHTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.

How can the Income Base and Income Credit Base be increased?


On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.


On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the highest Anniversary Value, if the Income Base is increased to the highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Eligible Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.


If the contract value has been reduced to zero, the Income Base will no longer be recalculated on each Benefit Year Anniversary. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.


How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

During the first Contract Year which Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit

Year Anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year Anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE


Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER?" BELOW.



What are the effects of withdrawals on SunAmerica Income Plus and SunAmerica Income Builder?



The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

YOU SHOULD NOT ELECT A LIVING BENEFIT IF YOU PLAN TO TAKE EXCESS WITHDRAWALS SINCE THOSE WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.


     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.



All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals under these Living Benefits will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure

Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.



What is the fee for SunAmerica Income Plus and SunAmerica Income Builder?



The fee for SunAmerica Income Plus and SunAmerica Income Builder is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:


----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
----------------------------------------------------------------------------


* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25% / 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.



Due to the investment requirements associated with the election of a living benefit, a portion of your assets may be invested in the SunAmerica Dynamic Allocation Portfolio or SunAmerica Dynamic Strategy Portfolio. The SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and the SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and the SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio may increase its exposure to equity markets.



Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX B -- FORMULA FOR CALCULATING AND EXAMPLE OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.



Since the fee rate is assessed against the Income Base, an increase in the Income Base due to an adjustment to an Income Credit, attaining a new highest Anniversary Value or subsequent Eligible Purchase Payments, will result in an increase to the amount of the fee you pay, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.


If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. We will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract. In addition, an Income

Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.


Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.


MARKETLOCK FOR LIFE

How does MarketLock For Life work?

MarketLock For Life locks in the highest contract anniversary value in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years) following the Effective Date.

You may elect to extend the Income Base Evaluation Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

What determines the amount I can receive each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

ONE COVERED PERSON

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
           AGE OF THE COVERED PERSON AT                  WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday        5% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR SURVIVING       MAXIMUM ANNUAL
                 COVERED PERSON AT                       WITHDRAWAL
             TIME OF FIRST WITHDRAWAL                    PERCENTAGE
------------------------------------------------------------------------
    At least age 45 but prior to 65th birthday        4% of Income Base
------------------------------------------------------------------------
    At least age 65 but prior to 76th birthday      4.75% of Income Base
------------------------------------------------------------------------
             On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------




Are there investment requirements if I elect MarketLock For Life?

As long as you have not elected to cancel the feature, we require that you allocate your investments in accordance with the investment requirements listed below.

INVESTMENT REQUIREMENTS

You may comply with investment requirements by allocating your investments in one of four ways or if using a DCA Fixed Account or a DCA Program, by indicating your target allocations, in one of four ways:


------------------------------------------------------------------------------
------------------------------------------------------------------------------
 1                Invest in one of three available Polaris Portfolio Allocator
                  Models:
                    Model 1, Model 2 or Model 3
                  or
                  Invest in one of three available 50%-50% Combination Models:
                    Model 1, Model 2 or Model 3

------------------------------------------------------------------------------
 2                Invest in one or more of the following balanced Variable
                  Portfolios:
                    American Funds Asset Allocation SAST
                    Asset Allocation
                    Balanced
                    Franklin Income VIP Fund
                    Managed Allocation Balanced
                    Managed Allocation Moderate
                    Managed Allocation Moderate Growth
                    MFS Total Return
                    SunAmerica Dynamic Allocation Portfolio
                    SunAmerica Dynamic Strategy Portfolio
------------------------------------------------------------------------------
 3                Invest in the Cash Management Variable Portfolio
------------------------------------------------------------------------------
 4                In accordance with the requirements outlined in the table
                  below:
------------------------------------------------------------------------------

------------------------------------------------------------------------------------
     INVESTMENT            INVESTMENT                  VARIABLE PORTFOLIOS
        GROUP              REQUIREMENT                AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------------------
 A. BOND, CASH AND         Minimum 30%      Sterling Capital Total Return Bond
    FIXED                 Maximum 100%      VIF(1)
    ACCOUNTS                                Cash Management
                                            Corporate Bond
                                            Global Bond
                                            Government and Quality Bond
                                            Real Return
                                            Total Return Bond

                                            DCA FIXED ACCOUNTS*
                                            6-Month DCA
                                            1-Year DCA
                                            2-Year DCA

                                            FIXED ACCOUNTS
                                            1-Year Fixed (if available)
------------------------------------------------------------------------------------
 B. EQUITY                 Minimum 0%       Aggressive Growth
                           Maximum 70%      Alliance Growth
                                            American Funds Asset Allocation SAST
                                            American Funds Global Growth SAST
                                            American Funds Growth SAST
                                            American Funds Growth-Income SAST
                                            Asset Allocation
                                            Balanced
                                            Sterling Capital Equity Income VIF(1)
                                            Sterling Capital Special Opportunities
                                            VIF(1)
                                            Blue Chip Growth
                                            Capital Appreciation
                                            Columbia VP-Income Opportunities Fund
                                            Columbia VP-Marsico Focused Equities
                                            Davis Venture Value
                                            "Dogs" of Wall Street
                                            Equity Opportunities
                                            Foreign Value
                                            Franklin Founding Funds Allocation
                                              VIP Fund
                                            Franklin Income VIP Fund
                                            Fundamental Growth
                                            Global Equities
                                            Growth
                                            Growth-Income
                                            High-Yield Bond
                                            International Diversified Equities
                                            International Growth and Income
                                            Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                            Invesco V.I. Comstock Fund, Series II
                                              Shares
                                            Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                            Lord Abbett Growth and Income
                                            Managed Allocation Balanced
                                            Managed Allocation Moderate
                                            Managed Allocation Moderate Growth
                                            Managed Allocation Growth
                                            Marsico Focused Growth
                                            MFS Massachusetts Investors Trust
                                            MFS Total Return
                                            Small & Mid Cap Value
                                            SunAmerica Dynamic Allocation Portfolio
                                            SunAmerica Dynamic Strategy Portfolio
                                            Telecom Utility
------------------------------------------------------------------------------------
 C. LIMITED EQUITY         Minimum 0%       Capital Growth
                           Maximum 10%      Emerging Markets
                                            Growth Opportunities
                                            Mid-Cap Growth
                                            Natural Resources
                                            Real Estate
                                            Small Company Value
                                            Technology
------------------------------------------------------------------------------------



 (1) Only available if you purchased your contract through BB&T Investment Services, Inc.

* You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

The investment requirements may reduce the need to rely on the guarantees provided by this Living Benefit because they allocate your investment across asset classes and potentially limit market volatility. As a result, you may have better or worse investment returns by allocating your investments more aggressively. We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations.

Your allocation instructions accompanying any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) allocation instructions to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature.

We will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any transfer you initiate, or any withdrawal you initiate. Because automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs, if you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

What are the factors used to calculate MarketLock For Life?

The benefit offered by MarketLock For Life is calculated by considering the factors described below:

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS. It is important to note that only Purchase Payments made during the first 5 contract years are taken into consideration in determining the Eligible Purchase Payments. If you anticipate that you will be making Purchase Payments after the first 5 contract years, you should know that those Purchase Payments will not be included in the calculation of the Eligible Purchase Payments.

SECOND, we consider the INCOME BASE EVALUATION PERIOD. The Income Base Evaluation Period begins on the Effective Date and ends 5 years later. At the end of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any Benefit Anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments. The highest Anniversary Value is the current Anniversary Value that is greater than (1) all previous Anniversary Values; and
(2) Eligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. The Income Base is increased by each subsequent Eligible Purchase Payment, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS.

How can the Income Base be increased?

On each Benefit Year Anniversary during the Income Base Evaluation Period, the Income Base is automatically increased to the greater of (1) the highest Anniversary Value; or (2) the current Income Base.

Increases to your Income Base occur on Benefit Year Anniversaries as described above. However, Eligible Purchase Payments can increase your Income Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE WAS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

What is the fee for MarketLock For Life?

The fee for MarketLock For Life is assessed against the Income Base and deducted quarterly from your contract value at the end of each Benefit Quarter beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. The fee depends on whether you elect to cover one life or two lives. The fee is as follows:

--------------------------------------------------------
         NUMBER OF
      COVERED PERSONS              ANNUAL FEE RATE
--------------------------------------------------------
 For One Covered Person          0.70% of Income Base
--------------------------------------------------------
 For Two Covered Persons         0.95% of Income Base
--------------------------------------------------------


An increase in the Income Base due to an adjustment to a higher Anniversary Value, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee of the feature may change at the time of extension and may be different than when you initially elected the feature.

If your contract value falls to zero before the feature has been terminated, fees will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the feature is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata charge is calculated by multiplying the fee by the number of days between the date the prior fee was last assessed and the date of surrender divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

What are the effects of withdrawals on MarketLock For Life?

The Maximum Annual Withdrawal Amount and the Income Base may change over time as a result of the timing and amount of withdrawals.

Withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce the value of or terminate the feature.

The impact of withdrawals and the effect on each component of MarketLock For Life are further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "WHAT ARE THE FACTORS USED TO CALCULATE MARKETLOCK FOR LIFE?").

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

All withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may impact other provisions of your contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

Can I extend the Income Base Evaluation Period beyond 5 years?

After the initial Income Base Evaluation Period, you may elect to extend the Income Base Evaluation Period for an additional 5 year period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of each Income Base Evaluation Period you elect to extend, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each Income Base Evaluation Period. If you elect to extend the feature, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current Income Base Evaluation Period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are no longer available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year Anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. We also reserve the right to modify MarketLock For Life at the time of extension for existing contracts as indicated above.

PLEASE SEE ADDITIONAL IMPORTANT INFORMATION APPLICABLE TO ALL OPTIONAL LIVING BENEFITS BELOW FOR MORE INFORMATION REGARDING MARKETLOCK FOR LIFE.



When and how may I elect a Living Benefit?

You may elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect the Living Benefit, Covered

Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons. The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirements for those features in order to elect them.


SUNAMERICA INCOME PLUS OR MARKETLOCK FOR LIFE -
IF YOU ELECT ONE COVERED PERSON:


---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              45                      80
---------------------------------------------------------------------
   Joint Owners(1)           45                      80
---------------------------------------------------------------------



SUNAMERICA INCOME PLUS OR MARKETLOCK FOR LIFE -
IF YOU ELECT TWO COVERED PERSONS:


----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           45               80               45               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------


SUNAMERICA INCOME BUILDER -
IF YOU ELECT ONE COVERED PERSON:

---------------------------------------------------------------------
                                       COVERED PERSON
                       ----------------------------------------------
                        MINIMUM AGE              MAXIMUM AGE
---------------------------------------------------------------------
      One Owner              65                      80
---------------------------------------------------------------------
   Joint Owners(1)           65                      80
---------------------------------------------------------------------


SUNAMERICA INCOME BUILDER -
IF YOU ELECT TWO COVERED PERSONS:

----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                        MINIMUM AGE      MAXIMUM AGE      MINIMUM AGE      MAXIMUM AGE
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
   Joint Owners(2)           65               80               65               85
----------------------------------------------------------------------------------------
   NON-QUALIFIED:
      One Owner
    with Spousal             65               80               65             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
     QUALIFIED:
      One Owner
    with Spousal             65               80               65             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------


(1) Based on the age of the older Owner.

(2) Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?

As the original owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.

Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.


If you have elected SunAmerica Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6% of the Income Base, an Income Credit will be included in determining any Income Base increase in that Benefit Year.



If you have elected SunAmerica Income Builder, no Income Credit will be included in the calculation of the Income Base when an RMD is taken.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and, if you have elected SunAmerica Income Plus or SunAmerica Income Builder, the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DO SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER WORK?" ABOVE.

If you have elected SunAmerica Income Plus or SunAmerica Income Builder and spousal continuation occurs during the Income Credit Period, the Continuing Spouse will continue to receive any increases to the Income Base for highest Anniversary Values or if applicable, any Income Credit while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

If you have elected MarketLock For Life and spousal continuation occurs during the Income Base Evaluation Period, the Continuing Spouse will continue to receive any increases to the Income Base for the duration of the Income Base Evaluation Period, while the contract value is greater than zero. The Continuing Spouse will also be eligible to elect to extend the Income Base Evaluation Period, upon expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 5 YEARS?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. If you have elected MARKETLOCK FOR LIFE, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you; or,

     3. If you have elected SUNAMERICA INCOME PLUS or SUNAMERICA INCOME BUILDER, annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     4. Any annuity income option mutually agreeable between you and us.

Once you begin the Income Phase by electing one of the annuity income payment options above, the Income Base will no longer be adjusted either for highest Anniversary Values or additional Income Credits.

If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.

Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 5th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.

------------------------------------------------------------------------------------
       OPTIONAL           CANCELLATION                    CANCELLATION
    LIVING BENEFIT      REQUEST RECEIVED                 EFFECTIVE DATE
------------------------------------------------------------------------------------
  SunAmerica Income         Years 1-5             5th Benefit Year Anniversary
  Plus and
                      --------------------------------------------------------------
  SunAmerica Income         Years 5+          Benefit Quarter Anniversary following
  Builder                                    the receipt of the cancellation request
------------------------------------------------------------------------------------
  MarketLock                Years 1-5             5th Benefit Year Anniversary
  For Life
                      --------------------------------------------------------------
                           Years 6-10             10th Benefit Year Anniversary
                      --------------------------------------------------------------
                            Years 10+        Benefit Year Anniversary following the
                                               receipt of the cancellation request
------------------------------------------------------------------------------------


Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation. If you elected MarketLock For Life and cancelled the feature, you may not extend the Income Base Evaluation Period.


If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 5th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter (Benefit Year for MarketLock For Life) in which the cancellation occurs, on the same Benefit Quarter Anniversary (Benefit Year Anniversary for MarketLock For Life). Thereafter, the fee will no longer be charged.


If you elected MarketLock For Life and cancelled the feature, the surviving Covered Person may not extend the Income Base Evaluation Period. The surviving Covered Person may no longer re-elect or reinstate the Living Benefit after cancellation.


What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel SunAmerica Income Plus or SunAmerica Income Builder?


Amounts allocated to the Secure Value Account will be automatically transferred to the 1-Year Fixed Account, if available. If the 1-Year Fixed Account is not available in the state in which your contract was issued, amounts will be transferred to the Cash Management Variable Portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee. Purchase Payments will no longer be allocated to the Secure Value Account after cancellation.


The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the SunAmerica Income Plus or SunAmerica Income Builder. Amounts transferred from the Secure Value Account into the 1-Year Fixed Account or Cash Management Variable Portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center.


Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid resulting in the contract being terminated; or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE OPTIONAL LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.



--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          MARKETLOCK FEATURES EXTENSION


                                   PARAMETERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The information below is important to you if you purchased a contract between MAY 4, 2009 AND JANUARY 18, 2010 and you elected the MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS living benefit or if you purchased a contract between MAY 4, 2009 AND MAY 31, 2010 and you elected the MARKETLOCK FOR LIFE living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and the initial Income Credit Period (not applicable to MarketLock For Life) end after the fifth contract year. On or about your fifth contract anniversary, you have an opportunity to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, for an additional five years (the "Extension") depending on which MarketLock feature you elected at the time of purchase:



------------------------------------
 MARKETLOCK        CONTRACT PURCHASE
FEATURE            DATES
------------------------------------
                   May 4,
 MarketLock        2009 - January
     Income Plus   18, 2010
------------------------------------
                   May 4,
 MarketLock For    2009 - January
     Life Plus     18, 2010
------------------------------------
 MarketLock For    May 4, 2009 - May
     Life          31, 2010
------------------------------------




In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.



If you do not wish to elect the Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits (not applicable to MarketLock For Life). Please note that if you do not elect the Extension on or about your fifth anniversary, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods, if applicable, in the future.



As a reminder, you also have the option to cancel your living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the living benefit and you will no longer be charged the fee.



As with all important financial decisions, we recommend that you discuss this with your financial representative.



For information on the MarketLock Feature you elected at purchase, please see the APPENDIX E -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010.



How do I elect the Extension?



To elect the Extension, you must complete the Election Form we send you. If you elected the MarketLock Income Plus or MarketLock For Life Plus living benefit, both the Income Base Evaluation Period and the Income Credit Period may be extended for an additional 5 year period. If you elected the MarketLock For Life living benefit, the Income Base Evaluation Period may be extended for an additional 5 year period.



As a reminder, the Income Base Evaluation Period refers to the period of time over which we consider anniversary values and the Income Credit Period refers to the period of time over which we calculate a potential Income Credit. These components are used to calculate the Income Base, which determines your Maximum Annual Withdrawal Amount.

What is the fee if I elect the Extension?



If you elect MARKETLOCK INCOME PLUS EXTENSION, the fee for the living benefit will be increased by 0.10% as follows:



-------------------------------------------------------
                        CURRENT         ANNUALIZED FEE
                     ANNUALIZED FEE    AFTER EXTENSION
                    (calculated as a   (calculated as a
    NUMBER OF      percentage of the  percentage of the
 COVERED PERSONS      Income Base)       Income Base)
-------------------------------------------------------
       One                1.10%              1.20%
-------------------------------------------------------
       Two                1.35%              1.45%
-------------------------------------------------------




If you elect MARKETLOCK FOR LIFE PLUS EXTENSION, the fee for the living benefit will be increased by 0.25% for One Covered Person and 0.20% for Two Covered Persons as follows:



-------------------------------------------------------
                        CURRENT         ANNUALIZED FEE
                     ANNUALIZED FEE    AFTER EXTENSION
                    (calculated as a   (calculated as a
    NUMBER OF      percentage of the  percentage of the
 COVERED PERSONS      Income Base)       Income Base)
-------------------------------------------------------
       One                0.95%              1.20%
-------------------------------------------------------
       Two                1.25%              1.45%
-------------------------------------------------------




If you elect MARKETLOCK FOR LIFE EXTENSION, the fee for the living benefit will be increased by 0.25% as follows:



-------------------------------------------------------
                        CURRENT         ANNUALIZED FEE
                     ANNUALIZED FEE    AFTER EXTENSION
                    (calculated as a   (calculated as a
    NUMBER OF      percentage of the  percentage of the
 COVERED PERSONS      Income Base)       Income Base)
-------------------------------------------------------
       One                0.70%              0.95%
-------------------------------------------------------
       Two                0.95%              1.20%
-------------------------------------------------------






What are the investment requirements if I elect the Extension?



The Investment Requirements for the Extension are different from, and are more restrictive than, the Investment Requirements of your current MarketLock Income Plus, MarketLock For Life Plus or MarketLock For Life living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



---------------------------------------------------------------------------
---------------------------------------------------------------------------
 Option 1      Up to 100% in one or more of the following:
                 SunAmerica Dynamic Allocation Portfolio
                 SunAmerica Dynamic Strategy Portfolio
                 Cash Management Portfolio

---------------------------------------------------------------------------
 Option 2      At least 50% and up to 100% in one or more of the following:
                 SunAmerica Dynamic Allocation Portfolio
                 SunAmerica Dynamic Strategy Portfolio
                 Cash Management Portfolio

               Up to 50% in one or more of the following Variable
               Portfolios:
                 American Funds Asset Allocation SAST
                 Asset Allocation
                 Balanced (JPM)
                 Franklin Income VIP Fund
                 Managed Allocation Balanced
                 Managed Allocation Moderate
                 Managed Allocation Moderate Growth
                 MFS Total Return
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 Option 3      25% SunAmerica Dynamic Allocation Portfolio and
               25% SunAmerica Dynamic Strategy Portfolio and

               50% in one of the following Models:
                 Polaris Portfolio Allocator Models*:
                 Model 1, Model 2 or Model 3
                 or
                 50%-50% Combination Models*:
                 Model 1, Model 2 or Model 3
                 * Please see the allocations for the currently available
                   Polaris Portfolio Allocator Models and 50%-50%
                   Combination Models above.
---------------------------------------------------------------------------

---------------------------------------------------------------------------
 Option 4      At least 50% and up to 100% in one or more of the following:
                 SunAmerica Dynamic Allocation Portfolio
                 SunAmerica Dynamic Strategy Portfolio
                 Cash Management Portfolio

               Up to 50% in accordance with the requirements outlined in
               the table below:
---------------------------------------------------------------------------

-------------------------------------------------------------------------------------
                           INVESTMENT               VARIABLE PORTFOLIOS AND/OR
 INVESTMENT GROUP          REQUIREMENT                    FIXED ACCOUNTS
-------------------------------------------------------------------------------------
 A. Bond, Cash and    Minimum 15%            Corporate Bond
    Fixed Accounts    Maximum 50%            Global Bond
                                             Government and Quality Bond
                                             Real Return
                                             Sterling Capital Total Return Bond
                                               VIF(1)
                                             Total Return Bond

                                             DCA FIXED ACCOUNTS
                                             6-Month DCA
                                             1-Year DCA
                                             2-Year DCA

                                             FIXED ACCOUNTS
                                             1-Year Fixed (if available)
-------------------------------------------------------------------------------------
 B. Equity Maximum    Minimum 0%             Aggressive Growth
                      Maximum 35%            Alliance Growth
                                             American Funds Asset Allocation
                                               SAST
                                             American Funds Global Growth
                                               SAST
                                             American Funds Growth SAST
                                             American Funds Growth-Income
                                               SAST
                                             Asset Allocation
                                             Balanced (JPM)
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Columbia VP-Income Opportunities
                                               Fund
                                             Columbia VP-Marsico Focused Equities
                                             Davis Venture Value
                                             "Dogs" of Wall Street
                                             Equity Opportunities
                                             Foreign Value
                                             Franklin Founding Funds Allocation
                                               VIP Fund
                                             Franklin Income VIP Fund
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco V.I. American Franchise
                                               Fund, Series II Shares
                                             Invesco V.I. Comstock Fund,
                                               Series II Shares
                                             Invesco V.I. Growth and Income
                                               Fund, Series II Shares
                                             Lord Abbett Growth and Income
                                             Managed Allocation Balanced
                                             Managed Allocation Growth
                                             Managed Allocation Moderate
                                             Managed Allocation Moderate
                                               Growth
                                             Marsico Focused Growth
                                             MFS Massachusetts Investors Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             Sterling Capital Equity Income VIF(1)
                                             Sterling Capital Special
                                               Opportunities VIF(1)
                                             Telecom Utility
-------------------------------------------------------------------------------------
 C. Limited Equity    Minimum 0%             Capital Growth
                      Maximum 5%             Emerging Markets
                                             Growth Opportunities
                                             Mid-Cap Growth
                                             Natural Resources
                                             Real Estate
                                             Small Company Value
                                             Technology
-------------------------------------------------------------------------------------




(1) Only available if you purchased your contract through BB&T Investment Services, Inc.




--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE.


You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.


If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.


If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death to be satisfactory written proof of death received at our Annuity Service Center which may include but is not limited to:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or


     3. a written statement by a medical doctor who attended the deceased at the time of death.



For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.

Certain death benefits are either no longer offered or have changed since first being offered. IF YOUR CONTRACT WAS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX H FOR DETAILS REGARDING THOSE FEATURES.

BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program, if available, can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program offered to Beneficiaries on or after September 20, 2010. The Extended Legacy Guide may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition, the Variable Portfolios may be of a different share class subject to higher 12b-1 fees. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary.

If the Beneficiary elects the Extended Legacy Program, we will charge a lower annual Separate Account Charge of 1.15%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.

Beneficiaries that elected the Extended Legacy Program prior to September 20, 2010 will continue to be charged the same Separate Account Charge as described above under SEPARATE ACCOUNT EXPENSES and will continue to be offered the same Variable Portfolios as the original Owner.


5-YEAR SETTLEMENT OPTION


The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.


The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether you have also elected one of the Living Benefits described above.

STANDARD DEATH BENEFIT

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING
BENEFIT:

The standard death benefit is the greater of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT

IF YOU ELECT THE COMBINATION HV & ROLL-UP DEATH BENEFIT, YOU MAY NOT ELECT THE MAXIMUM ANNIVERSARY VALUE AND ESTATEPLUS DEATH BENEFITS AND/OR A LIVING BENEFIT OR ANY AVAILABLE FIXED ACCOUNT(S). For an additional fee, you may elect the optional Combination HV & Roll-Up death benefit which can provide greater protection for your Beneficiaries. You may only elect this death benefit at the time you purchase your contract and once elected, the Owner cannot change the election thereafter at any time. The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolios. You may pay for this optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Combination HV & Roll-Up death benefit can only be elected prior to your 76th birthday at contract issue. It is not available for election in New York and Washington.


The death benefit is the greatest of:


     1. Contract value; or


     2. The Maximum anniversary value on any contract anniversary prior to the earlier of your 85th birthday or date of death, adjusted for any Net Purchase. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.


     3. Net Purchase Payments received prior to your 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before your 80th birthday; or

          (c) The date of death,

         adjusted for Net Purchase Payments received after the timeframes outlined in (a)-(c). Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

THE FOLLOWING IS A DESCRIPTION OF THE MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION FOR CONTRACTS ISSUED ON OR AFTER MAY 1, 2009.

For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Maximum Anniversary Value death benefit can only be elected prior to your 83rd birthday.

If your contract was issued prior to May 1, 2009, please see the DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 23, 2012 APPENDIX.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable contract anniversary.

THE FOLLOWING DESCRIBES THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

The death benefit is the greatest of:

     1. Contract value; or

     2. Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death, plus Purchase Payments received since that contract anniversary; and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

OPTIONAL ESTATEPLUS BENEFIT


EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issued your contract. EstatePlus was not available if you elected the Combination HV & Roll-Up death benefit. This benefit is not available for election in New York and Washington.

In order to elect EstatePlus, you must have also elected the optional Maximum Anniversary Value death benefit described above.


You must have elected EstatePlus at the time we issued your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.


We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

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         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
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 Years 0 - 4                      25% of Earnings         40% of Net Purchase Payments
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 Years 5 - 9                      40% of Earnings         65% of Net Purchase Payments*
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 Years 10+                        50% of Earnings         75% of Net Purchase Payments*
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The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

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         CONTRACT YEAR                 ESTATEPLUS                     MAXIMUM
           OF DEATH                    PERCENTAGE               ESTATEPLUS BENEFIT
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 All Contract Years               25% of Earnings         40% of Net Purchase Payments*
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* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?


The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.


A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. PLEASE SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


FOR A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2010, PLEASE SEE APPENDIX H.


SPOUSAL CONTINUATION


The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract.



Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.



If the Continuing Spouse terminates the optional Combination HV & Roll-Up death benefit on the Continuation Date, no optional Combination HV & Roll-Up death benefit will be payable to the Continuing Spouse's Beneficiary. The Continuing Spouse may not terminate the Maximum Anniversary Value death benefit if elected at contract issue.



To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.


Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity

Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.



We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The mortality and expense risk charge and distribution expense charge is 1.52% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for four complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


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 YEAR SINCE
 PURCHASE PAYMENT
 RECEIPT                  1             2             3             4             5
 WITHDRAWAL
 CHARGE                  7%            6%            6%            5%            0%
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When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of 0.25% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), Class 2 shares of Franklin Templeton Variable Insurance Products Trust and Class 2 shares of Principal Variable Contracts Funds. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.

OPTIONAL LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts, which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


IF YOUR CONTRACT WAS ISSUED PRIOR TO JANUARY 19, 2010, PLEASE SEE APPENDIX
E -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010 FOR SPECIFIC FEE INFORMATION.


OPTIONAL SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER LIVING BENEFIT FEE

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                         INITIAL       MAXIMUM       MINIMUM        EACH
      NUMBER OF        ANNUAL FEE    ANNUAL FEE    ANNUAL FEE      BENEFIT
   COVERED PERSONS        RATE          RATE          RATE        QUARTER*
----------------------------------------------------------------------------
 One Covered Person       1.10%         2.20%         0.60%       +/-0.25%
----------------------------------------------------------------------------
 Two Covered Persons      1.35%         2.70%         0.60%       +/-0.25%
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* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).

The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each "Benefit Quarter Anniversary," we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. If the value of the VIX decreases or increases from the previous Benefit Quarter Anniversary, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE.



OPTIONAL MARKETLOCK FOR LIFE FEE



--------------------------------------------------------
 NUMBER OF COVERED PERSONS         ANNUAL FEE RATE
--------------------------------------------------------
 One Covered Person                     0.70%
--------------------------------------------------------
 Two Covered Persons                    0.95%
--------------------------------------------------------




The fee for MarketLock For Life will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon cancellation of this feature. You will be notified of any change in fee prior to the First and Subsequent Extensions. We guarantee that the current fee reflected above will not increase by more than 0.25% at the time of First Extension.



Certain optional Living Benefits are no longer offered or have changed since first being offered. If your contract was issued with an optional Living Benefit prior to January 19, 2010, please see Appendix E for details regarding the Living Benefit and its fee.


OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT FEE

The fee for the optional Combination HV & Roll-Up death benefit is 0.65% of the average daily net asset value allocated to the Variable Portfolio(s).

OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE

The fee for the optional Maximum Anniversary Value death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.50% to 6.25% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                    PAYMENTS IN CONNECTION WITH DISTRIBUTION
                                 OF THE CONTRACT

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PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.


COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 6.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually.


The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2013 in the Statement of Additional Information which is available upon request.


We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds with the exception of the Managed Allocation Portfolios. The Managed Allocation Portfolios, which are structured as Fund-of-Funds, are not subject to 12b-1 fees but indirectly bear the expenses of the Underlying Funds, including the 12b-1 fees, in which they invest. PLEASE SEE EXPENSES ABOVE.


ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.


OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
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THE INCOME PHASE

WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. Your Latest Annuity Date is defined as the later of the first business day of the month following your 95th birthday or 10 years after your contract issue date, whichever is later. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE.

ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED


This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE OPTIONAL LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFIT FEATURES.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life income options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL


The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.


If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.


Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued after October 21, 1988 by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS


If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:


     - after attaining age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - under an immediate annuity contract;

     - when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;


     - transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);


     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for qualifying higher education expenses or first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     - payments to certain reservists called up for active duty after September 11, 2001; and

     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.


The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.


Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS


Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.


If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and/or living benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.

TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                                OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Effective December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), a former affiliate of AGL, merged with and into AGL ("Merger"). Before the Merger, contracts in all states except New York were issued by SunAmerica Annuity. Upon the Merger, all contractual obligations of SunAmerica Annuity became obligations of AGL.

The Merger did not affect the terms of, or the rights and obligations under your contract, other than to reflect the change to the Company that provides your contract benefits from SunAmerica Annuity to AGL. The Merger also did not result in any adverse tax consequences for any contract Owners.



OWNERSHIP STRUCTURE OF THE COMPANY

AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL is regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.




More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov. For information on how to locate these documents, SEE FINANCIAL STATEMENTS, BELOW.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed living benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.

THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.

THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts and the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or living benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the living benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we may require that those who elect a living benefit allocate their Purchase Payments in accordance with specified investment parameters.



CONTRACTS ISSUED ON OR PRIOR TO DECEMBER 29, 2006 WERE ISSUED WITH A GUARANTEE (THE "GUARANTEE") BY AMERICAN HOME ASSURANCE COMPANY (THE "GUARANTOR"). PLEASE SEE APPENDIX D FOR MORE INFORMATION.



FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.

THE COMPANY AND SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be made available because you must look to those entities directly to satisfy our obligations to you under the Contract. If your contract is covered by the Guarantee, financial statements of the Guarantor are also provided in relation to its ability to meet its obligations under the Guarantee; please see Appendix D for more information.

INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company, Separate Account, Guarantor, if applicable, and AIG are available by requesting a free copy of the Statement of Additional Information by calling (800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604


NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281


To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

LEGAL PROCEEDINGS


The Company received and responded to industry-wide regulatory inquiries, including a multi-state audit and market conduct examination covering compliance with unclaimed property laws and a directive from the New York Department of Financial Services regarding claims settlement practices and other related state regulatory inquiries. In connection with the resolution of the multi-state examination relating to these matters in the third quarter of 2012, the Company and certain of its affiliates paid an $11 million regulatory assessment to the various state insurance departments that are parties to a regulatory settlement to defray costs of their examinations and monitoring. Although the Company has enhanced its claims practices to include use of the Social Security Administration Death Master File (SSDMF), it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. On January 8, 2014, the independent members of AIG's Board unanimously refused the demand in its entirety, and on February 19, 2014, counsel for AIG's Board sent a letter to counsel for the purported AIG shareholder describing the process by which AIG's Board considered and refused its demand. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.


In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by American General Life and Accident Insurance Company (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.



There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries.


As of April 30, 2014, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.


REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, American Home, if your contract is covered by the Guarantee, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company
General Account
Master-Feeder Structure
Performance Data
Annuity Income Payments
Annuity Unit Values
Taxes
Broker-Dealer Firms Receiving Revenue Sharing
  Payments
Distribution of Contracts
Financial Statements

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--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
                     AMERICAN GENERAL LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               INCEPTION   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                  TO          ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                               12/31/06     12/31/07      12/31/08      12/31/09      12/31/10      12/31/11      12/31/12
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$15.910  (a)$17.353    (a)$16.976    (a)$7.892     (a)$10.892    (a)$12.966    (a)$12.486
                              (b)N/A      (b)N/A        (b)N/A        (b)$7.858     (b)$10.546    (b)$12.462    (b)$11.925
          Ending AUV........  (a)$17.353  (a)$16.976    (a)$7.892     (a)$10.892    (a)$12.966    (a)$12.486    (a)$14.256
                              (b)N/A      (b)N/A        (b)N/A        (b)$10.546    (b)$12.462    (b)$11.925    (b)$13.528
          Ending Number of
            AUs.............  (a)657      (a)72,174     (a)115,495    (a)149,294    (a)208,937    (a)282,983    (a)263,066
                              (b)N/A      (b)N/A        (b)N/A        (b)221        (b)1,235      (b)1,409      (b)1,660
----------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$31.497  (a)$32.629    (a)$36.738    (a)$21.389    (a)$29.638    (a)$32.099    (a)$30.810
                              (b)N/A      (b)N/A        (b)N/A        (b)$22.189    (b)$28.710    (b)$30.917    (b)$29.484
          Ending AUV........  (a)$32.629  (a)$36.738    (a)$21.389    (a)$29.638    (a)$32.099    (a)$30.810    (a)$35.293
                              (b)N/A      (b)N/A        (b)N/A        (b)$28.710    (b)$30.917    (b)$29.484    (b)$33.554
          Ending Number of
            AUs.............  (a)12,540   (a)194,741    (a)192,122    (a)155,807    (a)173,428    (a)154,662    (a)151,846
                              (b)N/A      (b)N/A        (b)N/A        (b)155        (b)1,660      (b)2,088      (b)1,842
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$10.000  (a)$10.534    (a)$11.019    (a)$7.614     (a)$9.254     (a)$10.208    (a)$10.153
                              (b)N/A      (b)N/A        (b)N/A        (b)$7.657     (b)$9.059     (b)$9.893     (b)$9.776
          Ending AUV........  (a)$10.534  (a)$11.019    (a)$7.614     (a)$9.254     (a)$10.208    (a)$10.153    (a)$11.578
                              (b)N/A      (b)N/A        (b)N/A        (b)$9.059     (b)$9.893     (b)$9.776     (b)$11.075
          Ending Number of
            AUs.............  (a)2,546    (a)507,152    (a)1,303,751  (a)1,632,066  (a)2,079,754  (a)2,333,534  (a)2,155,281
                              (b)N/A      (b)N/A        (b)N/A        (b)13         (b)13         (b)50,324     (b)52,347
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$10.000  (a)$10.768    (a)$12.137    (a)$7.337     (a)$10.244    (a)$11.240    (a)$10.058
                              (b)N/A      (b)N/A        (b)N/A        (b)$7.646     (b)$10.061    (b)$10.967    (b)$9.750
          Ending AUV........  (a)$10.768  (a)$12.137    (a)$7.337     (a)$10.244    (a)$11.240    (a)$10.058    (a)$12.109
                              (b)N/A      (b)N/A        (b)N/A        (b)$10.061    (b)$10.967    (b)$9.750     (b)$11.662
          Ending Number of
            AUs.............  (a)54,516   (a)1,653,452  (a)3,756,533  (a)4,439,178  (a)7,227,034  (a)9,633,818  (a)8,352,639
                              (b)N/A      (b)N/A        (b)N/A        (b)16,422     (b)95,449     (b)154,217    (b)155,474
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$10.000  (a)$10.537    (a)$10.859    (a)$6.625     (a)$8.535     (a)$9.337     (a)$9.000
                              (b)N/A      (b)N/A        (b)N/A        (b)$6.701     (b)$8.377     (b)$9.105     (b)$8.719
          Ending AUV........  (a)$10.537  (a)$10.859    (a)$6.625     (a)$8.535     (a)$9.337     (a)$9.000     (a)$10.384
                              (b)N/A      (b)N/A        (b)N/A        (b)$8.377     (b)$9.105     (b)$8.719     (b)$9.995
          Ending Number of
            AUs.............  (a)58,472   (a)1,930,393  (a)4,693,898  (a)4,973,582  (a)5,375,542  (a)5,530,023  (a)4,710,385
                              (b)N/A      (b)N/A        (b)N/A        (b)10,802     (b)38,160     (b)85,763     (b)88,499
----------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$10.000  (a)$10.656    (a)$11.748    (a)$6.458     (a)$8.838     (a)$10.300    (a)$9.680
                              (b)N/A      (b)N/A        (b)N/A        (b)$6.828     (b)$8.680     (b)$10.050    (b)$9.384
          Ending AUV........  (a)$10.656  (a)$11.748    (a)$6.458     (a)$8.838     (a)$10.300    (a)$9.680     (a)$11.208
                              (b)N/A      (b)N/A        (b)N/A        (b)$8.680     (b)$10.050    (b)$9.384     (b)$10.794
          Ending Number of
            AUs.............  (a)59,496   (a)1,986,067  (a)4,662,954  (a)5,117,038  (a)5,915,731  (a)6,542,841  (a)5,686,786
                              (b)N/A      (b)N/A        (b)N/A        (b)11,121     (b)61,394     (b)90,146     (b)97,842
----------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$23.880  (a)$24.966    (a)$26.599    (a)$20.109    (a)$24.162    (a)$27.027    (a)$26.799
                              (b)N/A      (b)N/A        (b)N/A        (b)$19.700    (b)$23.528    (b)$26.053    (b)$25.658
          Ending AUV........  (a)$24.966  (a)$26.599    (a)$20.109    (a)$24.162    (a)$27.027    (a)$26.799    (a)$29.473
                              (b)N/A      (b)N/A        (b)N/A        (b)$23.528    (b)$26.053    (b)$25.658    (b)$28.035
          Ending Number of
            AUs.............  (a)882      (a)28,541     (a)38,101     (a)70,440     (a)83,903     (a)124,104    (a)109,789
                              (b)N/A      (b)N/A        (b)N/A        (b)5          (b)5          (b)1,958      (b)479
----------------------------------------------------------------------------------------------------------------------------
                               FISCAL YEAR
                                  ENDED
                                12/31/13
------------------------------------------
------------------------------------------
AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$14.256
                              (b)$13.528
          Ending AUV........  (a)$20.022
                              (b)$18.877
          Ending Number of
            AUs.............  (a)185,122
                              (b)1,095
------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$35.293
                              (b)$33.554
          Ending AUV........  (a)$47.659
                              (b)$45.019
          Ending Number of
            AUs.............  (a)140,396
                              (b)1,763
------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
SAST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$11.578
                              (b)$11.075
          Ending AUV........  (a)$14.068
                              (b)$13.370
          Ending Number of
            AUs.............  (a)1,863,841
                              (b)52,334
------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST
Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$12.109
                              (b)$11.662
          Ending AUV........  (a)$15.365
                              (b)$14.703
          Ending Number of
            AUs.............  (a)6,971,117
                              (b)147,579
------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST
Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$10.384
                              (b)$9.995
          Ending AUV........  (a)$13.614
                              (b)$13.019
          Ending Number of
            AUs.............  (a)3,508,586
                              (b)82,037
------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3
Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$11.208
                              (b)$10.794
          Ending AUV........  (a)$14.323
                              (b)$13.706
          Ending Number of
            AUs.............  (a)4,457,758
                              (b)92,097
------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$29.473
                              (b)$28.035
          Ending AUV........  (a)$34.137
                              (b)$32.261
          Ending Number of
            AUs.............  (a)101,030
                              (b)484
------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
               AMERICAN GENERAL LIFE INSURANCE COMPANY - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                INCEPTION  FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                   TO         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                12/31/06     12/31/07     12/31/08      12/31/09      12/31/10      12/31/11      12/31/12
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$15.502  (a)$16.185   (a)$16.762    (a)$12.208    (a)$14.876    (a)$16.345    (a)$16.424
                               (b)N/A      (b)N/A       (b)N/A        (b)$12.017    (b)$14.385    (b)$15.674    (b)$15.560
          Ending AUV.........  (a)$16.185  (a)$16.762   (a)$12.208    (a)$14.876    (a)$16.345    (a)$16.424    (a)$18.253
                               (b)N/A      (b)N/A       (b)N/A        (b)$14.385    (b)$15.674    (b)$15.560    (b)$17.070
          Ending Number of
            AUs..............  (a)1        (a)17,355    (a)38,823     (a)135,696    (a)241,518    (a)383,244    (a)375,676
                               (b)N/A      (b)N/A       (b)N/A        (b)8          (b)8          (b)8          (b)8
----------------------------------------------------------------------------------------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV......  (a)N/A      (a)$10.048   (a)$10.668    (a)$7.732     (a)$9.414     (a)$10.509    (a)$10.426
                               (b)N/A      (b)N/A       (b)N/A        (b)$7.402     (b)$8.910     (b)$9.839     (b)$9.643
          Ending AUV.........  (a)N/A      (a)$10.668   (a)$7.732     (a)$9.414     (a)$10.509    (a)$10.426    (a)$11.548
                               (b)N/A      (b)N/A       (b)N/A        (b)$8.910     (b)$9.839     (b)$9.643     (b)$10.502
          Ending Number of
            AUs..............  (a)N/A      (a)12,170    (a)45,656     (a)60,700     (a)50,211     (a)41,767     (a)23,059
                               (b)N/A      (b)N/A       (b)N/A        (b)13         (b)13         (b)12         (b)12
----------------------------------------------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$6.048   (a)$6.292    (a)$7.051     (a)$4.225     (a)$5.681     (a)$6.279     (a)$5.824
                               (b)N/A      (b)N/A       (b)N/A        (b)$4.341     (b)$5.499     (b)$6.039     (b)$5.565
          Ending AUV.........  (a)$6.292   (a)$7.051    (a)$4.225     (a)$5.681     (a)$6.279     (a)$5.824     (a)$6.384
                               (b)N/A      (b)N/A       (b)N/A        (b)$5.499     (b)$6.039     (b)$5.565     (b)$6.061
          Ending Number of
            AUs..............  (a)3        (a)69,149    (a)147,002    (a)416,482    (a)1,557,571  (a)2,521,915  (a)2,456,436
                               (b)N/A      (b)N/A       (b)N/A        (b)6,036      (b)34,821     (b)47,077     (b)47,324
----------------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$40.687  (a)$43.161   (a)$54.156    (a)$31.735    (a)$42.640    (a)$51.414    (a)$46.952
                               (b)N/A      (b)N/A       (b)N/A        (b)$30.642    (b)$41.268    (b)$49.436    (b)$44.853
          Ending AUV.........  (a)$43.161  (a)$54.156   (a)$31.735    (a)$42.640    (a)$51.414    (a)$46.952    (a)$57.150
                               (b)N/A      (b)N/A       (b)N/A        (b)$41.268    (b)$49.436    (b)$44.853    (b)$54.241
          Ending Number of
            AUs..............  (a)11,371   (a)292,798   (a)628,154    (a)688,460    (a)867,556    (a)1,059,541  (a)900,977
                               (b)N/A      (b)N/A       (b)N/A        (b)1,431      (b)6,797      (b)10,843     (b)10,563
----------------------------------------------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$7.637   (a)$8.061    (a)$8.993     (a)$4.845     (a)$6.831     (a)$7.330     (a)$7.107
                               (b)N/A      (b)N/A       (b)N/A        (b)$5.183     (b)$6.673     (b)$7.085     (b)$6.830
          Ending AUV.........  (a)$8.061   (a)$8.993    (a)$4.845     (a)$6.831     (a)$7.330     (a)$7.107     (a)$7.954
                               (b)N/A      (b)N/A       (b)N/A        (b)$6.673     (b)$7.085     (b)$6.830     (b)$7.594
          Ending Number of
            AUs..............  (a)2,535    (a)749,819   (a)1,905,877  (a)1,625,437  (a)1,560,736  (a)1,367,849  (a)1,192,875
                               (b)N/A      (b)N/A       (b)N/A        (b)19         (b)654        (b)654        (b)654
----------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$13.139  (a)$13.243   (a)$13.597    (a)$13.516    (a)$13.286    (a)$13.022    (a)$12.758
                               (b)N/A      (b)N/A       (b)N/A        (b)$13.102    (b)$12.804    (b)$12.431    (b)$12.101
          Ending AUV.........  (a)$13.243  (a)$13.597   (a)$13.516    (a)$13.286    (a)$13.022    (a)$12.758    (a)$12.503
                               (b)N/A      (b)N/A       (b)N/A        (b)$12.804    (b)$12.431    (b)$12.101    (b)$11.782
          Ending Number of
            AUs..............  (a)14,968   (a)499,721   (a)1,824,303  (a)1,557,981  (a)1,275,116  (a)1,897,813  (a)1,227,078
                               (b)N/A      (b)N/A       (b)N/A        (b)8          (b)31,233     (b)8,251      (b)8,769
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VP - INCOME OPPORTUNITIES FUND - CFT II Class 1 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$15.228  (a)$15.946   (a)$15.994    (a)$11.850    (a)$16.824    (a)$18.552    (a)$19.472
                               (b)N/A      (b)N/A       (b)N/A        (b)$13.345    (b)$16.222    (b)$17.768    (b)$18.529
          Ending AUV.........  (a)$15.946  (a)$15.994   (a)$11.850    (a)$16.824    (a)$18.552    (a)$19.472    (a)$22.066
                               (b)N/A      (b)N/A       (b)N/A        (b)$16.222    (b)$17.768    (b)$18.529    (b)$20.861
          Ending Number of
            AUs..............  (a)385      (a)25,704    (a)44,198     (a)105,589    (a)204,332    (a)221,197    (a)152,332
                               (b)N/A      (b)N/A       (b)N/A        (b)389        (b)2,757      (b)2,450      (b)4,380
----------------------------------------------------------------------------------------------------------------------------
                                FISCAL YEAR
                                   ENDED
                                 12/31/13
-------------------------------------------
-------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$18.253
                               (b)$17.070
          Ending AUV.........  (a)$21.428
                               (b)$19.862
          Ending Number of
            AUs..............  (a)366,560
                               (b)0
-------------------------------------------
BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV......  (a)$11.548
                               (b)$10.502
          Ending AUV.........  (a)$13.346
                               (b)$12.012
          Ending Number of
            AUs..............  (a)14,702
                               (b)0
-------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$6.384
                               (b)$6.061
          Ending AUV.........  (a)$8.404
                               (b)$7.927
          Ending Number of
            AUs..............  (a)2,012,901
                               (b)45,299
-------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$57.150
                               (b)$54.241
          Ending AUV.........  (a)$76.263
                               (b)$71.914
          Ending Number of
            AUs..............  (a)744,910
                               (b)9,926
-------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$7.954
                               (b)$7.594
          Ending AUV.........  (a)$10.102
                               (b)$9.582
          Ending Number of
            AUs..............  (a)995,328
                               (b)635
-------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$12.503
                               (b)$11.782
          Ending AUV.........  (a)$12.253
                               (b)$11.471
          Ending Number of
            AUs..............  (a)1,019,989
                               (b)8,572
-------------------------------------------
COLUMBIA VP - INCOME OPPORTUNITIES
FUND - CFT II Class 1 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$22.066
                               (b)$20.861
          Ending AUV.........  (a)$22.837
                               (b)$21.450
          Ending Number of
            AUs..............  (a)140,851
                               (b)4,686
-------------------------------------------





AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
               AMERICAN GENERAL LIFE INSURANCE COMPANY - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               INCEPTION   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                  TO          ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                               12/31/06     12/31/07      12/31/08      12/31/09      12/31/10      12/31/11      12/31/12
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
COLUMBIA VP MARSICO FOCUSED EQUITIES FUND - CFT I Class 1 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$10.981  (a)$11.921    (a)$13.334    (a)$7.709     (a)$9.770     (a)$11.423    (a)$10.957
                              (b)N/A      (b)N/A        (b)N/A        (b)$7.557     (b)$9.442     (b)$10.938    (b)$10.409
          Ending AUV........  (a)$11.921  (a)$13.334    (a)$7.709     (a)$9.770     (a)$11.423    (a)$10.957    (a)$12.091
                              (b)N/A      (b)N/A        (b)N/A        (b)$9.442     (b)$10.938    (b)$10.409    (b)$11.411
          Ending Number of
            AUs.............  (a)5,514    (a)142,901    (a)177,307    (a)210,945    (a)236,103    (a)203,917    (a)182,037
                              (b)N/A      (b)N/A        (b)N/A        (b)13         (b)13         (b)31,525     (b)31,523
----------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE BALANCED - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV.....  (a)N/A      (a)$10.000    (a)$10.557    (a)$8.379     (a)$9.963     (a)$10.963    (a)$11.010
                              (b)N/A      (b)N/A        (b)N/A        (b)$8.279     (b)$9.587     (b)$10.411    (b)$10.341
          Ending AUV........  (a)N/A      (a)$10.557    (a)$8.379     (a)$9.963     (a)$10.963    (a)$11.010    (a)$12.027
                              (b)N/A      (b)N/A        (b)N/A        (b)$9.587     (b)$10.411    (b)$10.341    (b)$11.175
          Ending Number of
            AUs.............  (a)N/A      (a)32,926     (a)51,039     (a)18,922     (a)17,934     (a)4,579      (a)1,674
                              (b)N/A      (b)N/A        (b)N/A        (b)12         (b)11         (b)11         (b)10
----------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV.....  (a)N/A      (a)$10.695    (a)$11.394    (a)$7.485     (a)$9.242     (a)$10.460    (a)$10.238
                              (b)N/A      (b)N/A        (b)N/A        (b)$7.103     (b)$8.807     (b)$9.866     (b)$9.537
          Ending AUV........  (a)N/A      (a)$11.394    (a)$7.485     (a)$9.242     (a)$10.460    (a)$10.238    (a)$11.476
                              (b)N/A      (b)N/A        (b)N/A        (b)$8.807     (b)$9.866     (b)$9.537     (b)$10.512
          Ending Number of
            AUs.............  (a)N/A      (a)11,708     (a)13,537     (a)12,429     (a)10,556     (a)3,442      (a)3,306
                              (b)N/A      (b)N/A        (b)N/A        (b)14         (b)13         (b)13         (b)12
----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$17.455  (a)$17.675    (a)$18.316    (a)$16.594    (a)$21.354    (a)$23.280    (a)$24.338
                              (b)N/A      (b)N/A        (b)N/A        (b)$17.839    (b)$20.723    (b)$22.446    (b)$23.315
          Ending AUV........  (a)$17.675  (a)$18.316    (a)$16.594    (a)$21.354    (a)$23.280    (a)$24.338    (a)$26.640
                              (b)N/A      (b)N/A        (b)N/A        (b)$20.723    (b)$22.446    (b)$23.315    (b)$25.354
          Ending Number of
            AUs.............  (a)14,876   (a)1,486,431  (a)2,742,637  (a)3,147,064  (a)4,052,231  (a)4,332,686  (a)4,074,610
                              (b)N/A      (b)N/A        (b)N/A        (b)3,072      (b)33,644     (b)41,213     (b)43,403
----------------------------------------------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$35.890  (a)$38.538    (a)$40.004    (a)$24.304    (a)$31.879    (a)$35.135    (a)$33.058
                              (b)N/A      (b)N/A        (b)N/A        (b)$24.290    (b)$30.859    (b)$33.790    (b)$31.587
          Ending AUV........  (a)$38.538  (a)$40.004    (a)$24.304    (a)$31.879    (a)$35.135    (a)$33.058    (a)$36.607
                              (b)N/A      (b)N/A        (b)N/A        (b)$30.859    (b)$33.790    (b)$31.587    (b)$34.751
          Ending Number of
            AUs.............  (a)17,229   (a)628,354    (a)1,216,210  (a)1,363,068  (a)1,767,423  (a)1,986,164  (a)1,819,032
                              (b)N/A      (b)N/A        (b)N/A        (b)2,010      (b)21,991     (b)21,999     (b)21,421
----------------------------------------------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$12.143  (a)$12.916    (a)$12.444    (a)$8.974     (a)$10.593    (a)$12.149    (a)$13.450
                              (b)N/A      (b)N/A        (b)N/A        (b)$8.177     (b)$10.280    (b)$11.678    (b)$12.835
          Ending AUV........  (a)$12.916  (a)$12.444    (a)$8.974     (a)$10.593    (a)$12.149    (a)$13.450    (a)$15.040
                              (b)N/A      (b)N/A        (b)N/A        (b)$10.280    (b)$11.678    (b)$12.835    (b)$14.260
          Ending Number of
            AUs.............  (a)72       (a)62,424     (a)98,282     (a)104,025    (a)216,686    (a)331,852    (a)363,315
                              (b)N/A      (b)N/A        (b)N/A        (b)12         (b)12         (b)4,140      (b)3,500
----------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$16.243  (a)$18.981    (a)$26.368    (a)$11.238    (a)$19.504    (a)$22.710    (a)$16.491
                              (b)N/A      (b)N/A        (b)N/A        (b)$13.268    (b)$18.913    (b)$21.879    (b)$15.784
          Ending AUV........  (a)$18.981  (a)$26.368    (a)$11.238    (a)$19.504    (a)$22.710    (a)$16.491    (a)$19.240
                              (b)N/A      (b)N/A        (b)N/A        (b)$18.913    (b)$21.879    (b)$15.784    (b)$18.296
          Ending Number of
            AUs.............  (a)10,396   (a)438,081    (a)1,061,428  (a)941,018    (a)1,124,812  (a)1,532,413  (a)1,335,017
                              (b)N/A      (b)N/A        (b)N/A        (b)2,020      (b)20,226     (b)31,605     (b)31,709
----------------------------------------------------------------------------------------------------------------------------
                               FISCAL YEAR
                                  ENDED
                                12/31/13
------------------------------------------
------------------------------------------
COLUMBIA VP MARSICO FOCUSED EQUITIES
FUND - CFT I Class 1 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$12.091
                              (b)$11.411
          Ending AUV........  (a)$16.447
                              (b)$15.422
          Ending Number of
            AUs.............  (a)180,075
                              (b)31,493
------------------------------------------
CONSERVATIVE BALANCED - PVCF Class 2
Shares
(Inception Date - 01/29/07)
          Beginning AUV.....  (a)$12.027
                              (b)$11.175
          Ending AUV........  (a)$13.179
                              (b)$12.144
          Ending Number of
            AUs.............  (a)1,611
                              (b)0
------------------------------------------
CONSERVATIVE GROWTH - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV.....  (a)$11.476
                              (b)$10.512
          Ending AUV........  (a)$13.884
                              (b)$12.586
          Ending Number of
            AUs.............  (a)3,157
                              (b)0
------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$26.640
                              (b)$25.354
          Ending AUV........  (a)$26.540
                              (b)$25.096
          Ending Number of
            AUs.............  (a)4,138,540
                              (b)46,050
------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$36.607
                              (b)$34.751
          Ending AUV........  (a)$48.079
                              (b)$45.346
          Ending Number of
            AUs.............  (a)1,434,502
                              (b)20,199
------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3
Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$15.040
                              (b)$14.260
          Ending AUV........  (a)$20.188
                              (b)$19.017
          Ending Number of
            AUs.............  (a)431,598
                              (b)3,150
------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$19.240
                              (b)$18.296
          Ending AUV........  (a)$18.263
                              (b)$17.254
          Ending Number of
            AUs.............  (a)1,435,287
                              (b)32,549
------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
               AMERICAN GENERAL LIFE INSURANCE COMPANY - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                INCEPTION  FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                   TO         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                12/31/06     12/31/07     12/31/08      12/31/09      12/31/10      12/31/11      12/31/12
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME ACCOUNT - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV......  (a)N/A      (a)$10.000   (a)$10.247    (a)$6.649     (a)$7.842     (a)$8.950     (a)$9.270
                               (b)N/A      (b)N/A       (b)N/A        (b)$6.153     (b)$7.653     (b)$8.650     (b)$8.860
          Ending AUV.........  (a)N/A      (a)$10.247   (a)$6.649     (a)$7.842     (a)$8.950     (a)$9.270     (a)$10.291
                               (b)N/A      (b)N/A       (b)N/A        (b)$7.653     (b)$8.650     (b)$8.860     (b)$9.685
          Ending Number of
            AUs..............  (a)N/A      (a)215,078   (a)290,226    (a)242,859    (a)212,831    (a)155,271    (a)131,628
                               (b)N/A      (b)N/A       (b)N/A        (b)16         (b)15         (b)15         (b)14
----------------------------------------------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$19.149  (a)$20.603   (a)$20.262    (a)$12.248    (a)$15.895    (a)$18.285    (a)$17.945
                               (b)N/A      (b)N/A       (b)N/A        (b)$12.370    (b)$15.354    (b)$17.463    (b)$17.008
          Ending AUV.........  (a)$20.603  (a)$20.262   (a)$12.248    (a)$15.895    (a)$18.285    (a)$17.945    (a)$20.600
                               (b)N/A      (b)N/A       (b)N/A        (b)$15.354    (b)$17.463    (b)$17.008    (b)$19.399
          Ending Number of
            AUs..............  (a)293      (a)27,227    (a)35,878     (a)30,485     (a)39,972     (a)52,994     (a)69,878
                               (b)N/A      (b)N/A       (b)N/A        (b)8          (b)8          (b)637        (b)653
----------------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV......  (a)N/A      (a)$10.000   (a)$10.449    (a)$8.848     (a)$10.424    (a)$11.320    (a)$11.499
                               (b)N/A      (b)N/A       (b)N/A        (b)$8.805     (b)$9.961     (b)$10.694    (b)$10.731
          Ending AUV.........  (a)N/A      (a)$10.449   (a)$8.848     (a)$10.424    (a)$11.320    (a)$11.499    (a)$12.496
                               (b)N/A      (b)N/A       (b)N/A        (b)$9.961     (b)$10.694    (b)$10.731    (b)$11.503
          Ending Number of
            AUs..............  (a)N/A      (a)51,487    (a)7,988      (a)13,765     (a)14,418     (a)14,123     (a)13,800
                               (b)N/A      (b)N/A       (b)N/A        (b)11         (b)11         (b)10         (b)10
----------------------------------------------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$17.992  (a)$19.918   (a)$22.377    (a)$12.999    (a)$16.636    (a)$16.865    (a)$14.641
                               (b)N/A      (b)N/A       (b)N/A        (b)$12.731    (b)$16.101    (b)$16.217    (b)$13.988
          Ending AUV.........  (a)$19.918  (a)$22.377   (a)$12.999    (a)$16.636    (a)$16.865    (a)$14.641    (a)$17.202
                               (b)N/A      (b)N/A       (b)N/A        (b)$16.101    (b)$16.217    (b)$13.988    (b)$16.327
          Ending Number of
            AUs..............  (a)4,696    (a)474,608   (a)1,439,267  (a)2,103,834  (a)4,064,417  (a)5,928,610  (a)5,298,166
                               (b)N/A      (b)N/A       (b)N/A        (b)8,222      (b)54,576     (b)80,257     (b)80,721
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND* - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV......  (a)N/A      (a)N/A       (a)$10.000    (a)$6.617     (a)$8.488     (a)$9.217     (a)$8.938
                               (b)N/A      (b)N/A       (b)N/A        (b)$6.647     (b)$8.336     (b)$8.993     (b)$8.664
          Ending AUV.........  (a)N/A      (a)N/A       (a)$6.617     (a)$8.488     (a)$9.217     (a)$8.938     (a)$10.153
                               (b)N/A      (b)N/A       (b)N/A        (b)$8.336     (b)$8.993     (b)$8.664     (b)$9.778
          Ending Number of
            AUs..............  (a)N/A      (a)N/A       (a)827,242    (a)973,207    (a)1,151,162  (a)1,252,589  (a)1,053,992
                               (b)N/A      (b)N/A       (b)N/A        (b)8,684      (b)14,759     (b)14,526     (b)8,404
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME VIP FUND* - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV......  (a)N/A      (a)N/A       (a)$10.000    (a)$7.040     (a)$9.402     (a)$10.434    (a)$10.521
                               (b)N/A      (b)N/A       (b)N/A        (b)$7.356     (b)$9.212     (b)$10.156    (b)$10.175
          Ending AUV.........  (a)N/A      (a)N/A       (a)$7.040     (a)$9.402     (a)$10.434    (a)$10.521    (a)$11.673
                               (b)N/A      (b)N/A       (b)N/A        (b)$9.212     (b)$10.156    (b)$10.175    (b)$11.216
          Ending Number of
            AUs..............  (a)N/A      (a)N/A       (a)274,125    (a)659,014    (a)1,284,159  (a)1,840,078  (a)1,710,269
                               (b)N/A      (b)N/A       (b)N/A        (b)3,938      (b)27,296     (b)62,878     (b)80,512
----------------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$17.550  (a)$18.764   (a)$21.243    (a)$11.513    (a)$15.380    (a)$17.680    (a)$16.417
                               (b)N/A      (b)N/A       (b)N/A        (b)$11.371    (b)$14.860    (b)$16.968    (b)$15.653
          Ending AUV.........  (a)$18.764  (a)$21.243   (a)$11.513    (a)$15.380    (a)$17.680    (a)$16.417    (a)$18.736
                               (b)N/A      (b)N/A       (b)N/A        (b)$14.860    (b)$16.968    (b)$15.653    (b)$17.748
          Ending Number of
            AUs..............  (a)0        (a)530,111   (a)1,342,796  (a)1,197,904  (a)1,103,529  (a)1,015,126  (a)853,902
                               (b)N/A      (b)N/A       (b)N/A        (b)158        (b)157        (b)2,441      (b)2,409
----------------------------------------------------------------------------------------------------------------------------
                                FISCAL YEAR
                                   ENDED
                                 12/31/13
-------------------------------------------
-------------------------------------------
EQUITY INCOME ACCOUNT - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV......  (a)$10.291
                               (b)$9.685
          Ending AUV.........  (a)$12.877
                               (b)$12.001
          Ending Number of
            AUs..............  (a)106,027
                               (b)0
-------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$20.600
                               (b)$19.399
          Ending AUV.........  (a)$26.559
                               (b)$24.849
          Ending Number of
            AUs..............  (a)133,350
                               (b)645
-------------------------------------------
FLEXIBLE INCOME - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV......  (a)$12.496
                               (b)$11.503
          Ending AUV.........  (a)$13.227
                               (b)$12.065
          Ending Number of
            AUs..............  (a)8,571
                               (b)0
-------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$17.202
                               (b)$16.327
          Ending AUV.........  (a)$20.854
                               (b)$19.666
          Ending Number of
            AUs..............  (a)4,528,664
                               (b)78,501
-------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP
FUND* - FTVIPT Class 2 Shares
(Inception Date - 02/04/08)
          Beginning AUV......  (a)$10.153
                               (b)$9.778
          Ending AUV.........  (a)$12.378
                               (b)$11.844
          Ending Number of
            AUs..............  (a)902,477
                               (b)8,148
-------------------------------------------
FRANKLIN INCOME VIP FUND* - FTVIPT Class 2
Shares
(Inception Date - 02/04/08)
          Beginning AUV......  (a)$11.673
                               (b)$11.216
          Ending AUV.........  (a)$13.101
                               (b)$12.506
          Ending Number of
            AUs..............  (a)1,598,985
                               (b)76,262
-------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$18.736
                               (b)$17.748
          Ending AUV.........  (a)$25.231
                               (b)$23.746
          Ending Number of
            AUs..............  (a)670,387
                               (b)2,083
-------------------------------------------





AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit
* On May 1, 2014, the Franklin Income Securities Fund was renamed Franklin Income VIP Fund and the Franklin Templeton VIP Founding Funds Allocation Fund was renamed Franklin Founding Funds Allocation VIP Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
               AMERICAN GENERAL LIFE INSURANCE COMPANY - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               INCEPTION   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                  TO          ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                               12/31/06     12/31/07      12/31/08      12/31/09      12/31/10      12/31/11      12/31/12
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$17.581  (a)$17.792    (a)$19.469    (a)$20.211    (a)$21.345    (a)$22.288    (a)$23.156
                              (b)N/A      (b)N/A        (b)N/A        (b)$19.136    (b)$20.589    (b)$21.358    (b)$22.047
          Ending AUV........  (a)$17.792  (a)$19.469    (a)$20.211    (a)$21.345    (a)$22.288    (a)$23.156    (a)$23.633
                              (b)N/A      (b)N/A        (b)N/A        (b)$20.589    (b)$21.358    (b)$22.047    (b)$22.355
          Ending Number of
            AUs.............  (a)1,999    (a)375,686    (a)744,301    (a)1,020,141  (a)1,463,786  (a)1,689,096  (a)1,609,921
                              (b)N/A      (b)N/A        (b)N/A        (b)2,783      (b)16,170     (b)22,226     (b)23,829
----------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$21.582  (a)$23.713    (a)$26.063    (a)$14.494    (a)$18.427    (a)$20.699    (a)$18.224
                              (b)N/A      (b)N/A        (b)N/A        (b)$13.912    (b)$17.805    (b)$19.872    (b)$17.380
          Ending AUV........  (a)$23.713  (a)$26.063    (a)$14.494    (a)$18.427    (a)$20.699    (a)$18.224    (a)$20.928
                              (b)N/A      (b)N/A        (b)N/A        (b)$17.805    (b)$19.872    (b)$17.380    (b)$19.829
          Ending Number of
            AUs.............  (a)1,522    (a)66,332     (a)108,573    (a)120,682    (a)164,961    (a)210,250    (a)171,096
                              (b)N/A      (b)N/A        (b)N/A        (b)126        (b)2,254      (b)3,607      (b)3,565
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$17.147  (a)$17.248    (a)$18.012    (a)$18.463    (a)$18.913    (a)$19.507    (a)$20.524
                              (b)N/A      (b)N/A        (b)N/A        (b)$18.200    (b)$18.315    (b)$18.769    (b)$19.618
          Ending AUV........  (a)$17.248  (a)$18.012    (a)$18.463    (a)$18.913    (a)$19.507    (a)$20.524    (a)$20.928
                              (b)N/A      (b)N/A        (b)N/A        (b)$18.315    (b)$18.769    (b)$19.618    (b)$19.875
          Ending Number of
            AUs.............  (a)22,573   (a)1,701,963  (a)3,162,154  (a)4,055,134  (a)4,923,589  (a)4,819,670  (a)4,709,764
                              (b)N/A      (b)N/A        (b)N/A        (b)3,761      (b)35,290     (b)47,541     (b)51,478
----------------------------------------------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$31.912  (a)$33.954    (a)$36.761    (a)$21.517    (a)$29.256    (a)$32.808    (a)$30.217
                              (b)N/A      (b)N/A        (b)N/A        (b)$21.984    (b)$28.286    (b)$31.455    (b)$28.689
          Ending AUV........  (a)$33.954  (a)$36.761    (a)$21.517    (a)$29.256    (a)$32.808    (a)$30.217    (a)$33.833
                              (b)N/A      (b)N/A        (b)N/A        (b)$28.286    (b)$31.455    (b)$28.689    (b)$31.403
          Ending Number of
            AUs.............  (a)1,435    (a)211,145    (a)459,702    (a)410,783    (a)403,540    (a)395,678    (a)346,169
                              (b)N/A      (b)N/A        (b)N/A        (b)5          (b)5          (b)5          (b)4
----------------------------------------------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$29.767  (a)$31.254    (a)$34.122    (a)$19.139    (a)$24.102    (a)$26.402    (a)$28.103
                              (b)N/A      (b)N/A        (b)N/A        (b)$18.684    (b)$23.191    (b)$25.210    (b)$26.659
          Ending AUV........  (a)$31.254  (a)$34.122    (a)$19.139    (a)$24.102    (a)$26.402    (a)$28.103    (a)$31.403
                              (b)N/A      (b)N/A        (b)N/A        (b)$23.191    (b)$25.210    (b)$26.659    (b)$29.597
          Ending Number of
            AUs.............  (a)51       (a)22,237     (a)37,304     (a)36,759     (a)51,711     (a)139,097    (a)182,048
                              (b)N/A      (b)N/A        (b)N/A        (b)5          (b)560        (b)2,956      (b)3,181
----------------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$5.310   (a)$5.603     (a)$6.692     (a)$4.215     (a)$4.897     (a)$5.982     (a)$5.738
                              (b)N/A      (b)N/A        (b)N/A        (b)$3.783     (b)$4.757     (b)$5.773     (b)$5.502
          Ending AUV........  (a)$5.603   (a)$6.692     (a)$4.215     (a)$4.897     (a)$5.982     (a)$5.738     (a)$6.627
                              (b)N/A      (b)N/A        (b)N/A        (b)$4.757     (b)$5.773     (b)$5.502     (b)$6.314
          Ending Number of
            AUs.............  (a)20,442   (a)399,570    (a)1,699,091  (a)2,758,920  (a)4,483,760  (a)6,046,721  (a)5,549,953
                              (b)N/A      (b)N/A        (b)N/A        (b)11,719     (b)64,703     (b)108,109    (b)115,577
----------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$20.152  (a)$20.828    (a)$20.746    (a)$13.828    (a)$19.294    (a)$21.723    (a)$22.255
                              (b)N/A      (b)N/A        (b)N/A        (b)$15.109    (b)$18.661    (b)$20.874    (b)$21.247
          Ending AUV........  (a)$20.828  (a)$20.746    (a)$13.828    (a)$19.294    (a)$21.723    (a)$22.255    (a)$25.579
                              (b)N/A      (b)N/A        (b)N/A        (b)$18.661    (b)$20.874    (b)$21.247    (b)$24.261
          Ending Number of
            AUs.............  (a)4,601    (a)82,692     (a)250,560    (a)418,967    (a)558,678    (a)632,707    (a)654,850
                              (b)N/A      (b)N/A        (b)N/A        (b)252        (b)21,204     (b)17,301     (b)17,207
----------------------------------------------------------------------------------------------------------------------------
                               FISCAL YEAR
                                  ENDED
                                12/31/13
------------------------------------------
------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$23.633
                              (b)$22.355
          Ending AUV........  (a)$22.397
                              (b)$21.048
          Ending Number of
            AUs.............  (a)1,598,295
                              (b)24,540
------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$20.928
                              (b)$19.829
          Ending AUV........  (a)$25.948
                              (b)$24.427
          Ending Number of
            AUs.............  (a)167,015
                              (b)3,423
------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3
Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$20.928
                              (b)$19.875
          Ending AUV........  (a)$20.132
                              (b)$18.995
          Ending Number of
            AUs.............  (a)4,718,839
                              (b)47,482
------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$33.833
                              (b)$31.403
          Ending AUV........  (a)$44.935
                              (b)$41.206
          Ending Number of
            AUs.............  (a)277,291
                              (b)0
------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$31.403
                              (b)$29.597
          Ending AUV........  (a)$40.652
                              (b)$38.066
          Ending Number of
            AUs.............  (a)234,051
                              (b)3,109
------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$6.627
                              (b)$6.314
          Ending AUV........  (a)$8.973
                              (b)$8.493
          Ending Number of
            AUs.............  (a)4,163,590
                              (b)105,435
------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$25.579
                              (b)$24.261
          Ending AUV........  (a)$27.118
                              (b)$25.555
          Ending Number of
            AUs.............  (a)551,165
                              (b)17,715
------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
               AMERICAN GENERAL LIFE INSURANCE COMPANY - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                               INCEPTION   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                  TO          ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                               12/31/06     12/31/07      12/31/08      12/31/09      12/31/10      12/31/11      12/31/12
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$13.160  (a)$14.413    (a)$16.333    (a)$9.714     (a)$12.325    (a)$13.137    (a)$11.021
                              (b)N/A      (b)N/A        (b)N/A        (b)$9.244     (b)$11.939    (b)$12.643    (b)$10.538
          Ending AUV........  (a)$14.413  (a)$16.333    (a)$9.714     (a)$12.325    (a)$13.137    (a)$11.021    (a)$12.706
                              (b)N/A      (b)N/A        (b)N/A        (b)$11.939    (b)$12.643    (b)$10.538    (b)$12.070
          Ending Number of
            AUs.............  (a)20,929   (a)933,916    (a)1,608,490  (a)1,523,368  (a)1,641,307  (a)1,671,433  (a)1,439,002
                              (b)N/A      (b)N/A        (b)N/A        (b)1,613      (b)25,616     (b)33,368     (b)33,388
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$16.949  (a)$18.647    (a)$19.633    (a)$10.433    (a)$13.095    (a)$13.778    (a)$11.669
                              (b)N/A      (b)N/A        (b)N/A        (b)$9.765     (b)$12.740    (b)$13.278    (b)$11.172
          Ending AUV........  (a)$18.647  (a)$19.633    (a)$10.433    (a)$13.095    (a)$13.778    (a)$11.669    (a)$13.905
                              (b)N/A      (b)N/A        (b)N/A        (b)$12.740    (b)$13.278    (b)$11.172    (b)$13.227
          Ending Number of
            AUs.............  (a)17,676   (a)1,106,240  (a)3,103,500  (a)3,271,712  (a)3,291,170  (a)3,305,428  (a)2,744,772
                              (b)N/A      (b)N/A        (b)N/A        (b)10         (b)4,856      (b)7,452      (b)7,010
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND, SERIES II SHARES
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$9.251   (a)$9.752     (a)$11.204    (a)$5.615     (a)$9.161     (a)$10.787    (a)$9.946
                              (b)N/A      (b)N/A        (b)N/A        (b)$6.534     (b)$8.794     (b)$10.266    (b)$9.324
          Ending AUV........  (a)$9.752   (a)$11.204    (a)$5.615     (a)$9.161     (a)$10.787    (a)$9.946     (a)$11.108
                              (b)N/A      (b)N/A        (b)N/A        (b)$8.794     (b)$10.266    (b)$9.324     (b)$9.989
          Ending Number of
            AUs.............  (a)1        (a)16,925     (a)33,290     (a)88,587     (a)170,318    (a)173,206    (a)140,107
                              (b)N/A      (b)N/A        (b)N/A        (b)15         (b)15         (b)15         (b)15
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II SHARES
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$13.395  (a)$14.143    (a)$13.606    (a)$8.603     (a)$10.880    (a)$12.397    (a)$11.953
                              (b)N/A      (b)N/A        (b)N/A        (b)$8.283     (b)$10.568    (b)$11.964    (b)$11.460
          Ending AUV........  (a)$14.143  (a)$13.606    (a)$8.603     (a)$10.880    (a)$12.397    (a)$11.953    (a)$14.000
                              (b)N/A      (b)N/A        (b)N/A        (b)$10.568    (b)$11.964    (b)$11.460    (b)$13.336
          Ending Number of
            AUs.............  (a)5,469    (a)202,547    (a)1,280,838  (a)1,980,041  (a)3,264,194  (a)4,285,078  (a)3,909,371
                              (b)N/A      (b)N/A        (b)N/A        (b)7,524      (b)48,170     (b)95,620     (b)94,245
----------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND, SERIES II SHARES
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$14.522  (a)$15.400    (a)$15.551    (a)$10.383    (a)$12.692    (a)$14.024    (a)$13.500
                              (b)N/A      (b)N/A        (b)N/A        (b)$9.652     (b)$12.300    (b)$13.503    (b)$12.914
          Ending AUV........  (a)$15.400  (a)$15.551    (a)$10.383    (a)$12.692    (a)$14.024    (a)$13.500    (a)$15.203
                              (b)N/A      (b)N/A        (b)N/A        (b)$12.300    (b)$13.503    (b)$12.914    (b)$14.450
          Ending Number of
            AUs.............  (a)15,244   (a)1,204,718  (a)3,193,588  (a)3,936,986  (a)5,371,362  (a)6,153,268  (a)5,600,169
                              (b)N/A      (b)N/A        (b)N/A        (b)7,262      (b)48,777     (b)70,473     (b)70,367
----------------------------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$13.126  (a)$13.758    (a)$14.016    (a)$8.777     (a)$10.278    (a)$11.885    (a)$10.994
                              (b)N/A      (b)N/A        (b)N/A        (b)$8.100     (b)$9.953     (b)$11.435    (b)$10.509
          Ending AUV........  (a)$13.758  (a)$14.016    (a)$8.777     (a)$10.278    (a)$11.885    (a)$10.994    (a)$12.137
                              (b)N/A      (b)N/A        (b)N/A        (b)$9.953     (b)$11.435    (b)$10.509    (b)$11.526
          Ending Number of
            AUs.............  (a)2,549    (a)1,046,984  (a)2,518,138  (a)2,907,993  (a)3,375,213  (a)3,771,464  (a)3,463,721
                              (b)N/A      (b)N/A        (b)N/A        (b)3,969      (b)20,292     (b)28,511     (b)28,699
----------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV.....  (a)N/A      (a)N/A        (a)N/A        (a)N/A        (a)$10.758    (a)$11.455    (a)$11.333
                              (b)N/A      (b)N/A        (b)N/A        (b)N/A        (b)$10.758    (b)$11.362    (b)$11.169
          Ending AUV........  (a)N/A      (a)N/A        (a)N/A        (a)N/A        (a)$11.455    (a)$11.333    (a)$12.358
                              (b)N/A      (b)N/A        (b)N/A        (b)N/A        (b)$11.362    (b)$11.169    (b)$12.100
          Ending Number of
            AUs.............  (a)N/A      (a)N/A        (a)N/A        (a)N/A        (a)913,368    (a)1,614,996  (a)1,568,406
                              (b)N/A      (b)N/A        (b)N/A        (b)N/A        (b)28,042     (b)30,750     (b)30,786
----------------------------------------------------------------------------------------------------------------------------
                               FISCAL YEAR
                                  ENDED
                                12/31/13
------------------------------------------
------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST
Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$12.706
                              (b)$12.070
          Ending AUV........  (a)$15.059
                              (b)$14.213
          Ending Number of
            AUs.............  (a)1,308,655
                              (b)34,198
------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST
Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$13.905
                              (b)$13.227
          Ending AUV........  (a)$16.673
                              (b)$15.757
          Ending Number of
            AUs.............  (a)2,107,693
                              (b)6,427
------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND,
SERIES II SHARES
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$11.108
                              (b)$9.989
          Ending AUV........  (a)$15.295
                              (b)$13.498
          Ending Number of
            AUs.............  (a)117,464
                              (b)0
------------------------------------------
INVESCO V.I. COMSTOCK FUND, SERIES II
SHARES
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$14.000
                              (b)$13.336
          Ending AUV........  (a)$18.707
                              (b)$17.705
          Ending Number of
            AUs.............  (a)3,161,544
                              (b)90,543
------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND,
SERIES II SHARES
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$15.203
                              (b)$14.450
          Ending AUV........  (a)$20.032
                              (b)$18.916
          Ending Number of
            AUs.............  (a)4,500,468
                              (b)67,121
------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class
VC Shares
(Inception Date - 09/29/06)
          Beginning AUV.....  (a)$12.137
                              (b)$11.526
          Ending AUV........  (a)$16.246
                              (b)$15.329
          Ending Number of
            AUs.............  (a)2,671,190
                              (b)27,069
------------------------------------------
MANAGED ALLOCATION BALANCED - SST Class 3
Shares
(Inception Date - 01/19/10)
          Beginning AUV.....  (a)$12.358
                              (b)$12.100
          Ending AUV........  (a)$13.569
                              (b)$13.200
          Ending Number of
            AUs.............  (a)1,402,438
                              (b)30,856
------------------------------------------





AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
               AMERICAN GENERAL LIFE INSURANCE COMPANY - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 INCEPTION  FISCAL YEAR  FISCAL YEAR  FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                    TO         ENDED        ENDED        ENDED         ENDED         ENDED         ENDED
                                 12/31/06     12/31/07     12/31/08     12/31/09     12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV.......  (a)N/A      (a)N/A       (a)N/A       (a)N/A       (a)$10.214    (a)$11.139    (a)$10.247
                                (b)N/A      (b)N/A       (b)N/A       (b)N/A       (b)$10.214    (b)$10.974    (b)$10.029
          Ending AUV..........  (a)N/A      (a)N/A       (a)N/A       (a)N/A       (a)$11.139    (a)$10.247    (a)$11.593
                                (b)N/A      (b)N/A       (b)N/A       (b)N/A       (b)$10.974    (b)$10.029    (b)$11.273
          Ending Number of
            AUs...............  (a)N/A      (a)N/A       (a)N/A       (a)N/A       (a)52,618     (a)163,349    (a)183,618
                                (b)N/A      (b)N/A       (b)N/A       (b)N/A       (b)992        (b)12,282     (b)12,281
---------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV.......  (a)N/A      (a)N/A       (a)N/A       (a)N/A       (a)$10.301    (a)$11.134    (a)$10.577
                                (b)N/A      (b)N/A       (b)N/A       (b)N/A       (b)$10.301    (b)$11.016    (b)$10.396
          Ending AUV..........  (a)N/A      (a)N/A       (a)N/A       (a)N/A       (a)$11.134    (a)$10.577    (a)$11.760
                                (b)N/A      (b)N/A       (b)N/A       (b)N/A       (b)$11.016    (b)$10.396    (b)$11.484
          Ending Number of
            AUs...............  (a)N/A      (a)N/A       (a)N/A       (a)N/A       (a)1,706,058  (a)3,256,421  (a)3,114,877
                                (b)N/A      (b)N/A       (b)N/A       (b)N/A       (b)20,402     (b)23,233     (b)23,302
---------------------------------------------------------------------------------------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV.......  (a)N/A      (a)N/A       (a)N/A       (a)N/A       (a)$10.616    (a)$11.396    (a)$11.010
                                (b)N/A      (b)N/A       (b)N/A       (b)N/A       (b)$10.616    (b)$11.278    (b)$10.826
          Ending AUV..........  (a)N/A      (a)N/A       (a)N/A       (a)N/A       (a)$11.396    (a)$11.010    (a)$12.120
                                (b)N/A      (b)N/A       (b)N/A       (b)N/A       (b)$11.278    (b)$10.826    (b)$11.840
          Ending Number of
            AUs...............  (a)N/A      (a)N/A       (a)N/A       (a)N/A       (a)1,275,655  (a)2,474,994  (a)2,361,725
                                (b)N/A      (b)N/A       (b)N/A       (b)N/A       (b)368        (b)5,495      (b)5,576
---------------------------------------------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.......  (a)$11.112  (a)$12.058   (a)$13.463   (a)$7.827    (a)$10.052    (a)$11.594    (a)$11.227
                                (b)N/A      (b)N/A       (b)N/A       (b)$7.753    (b)$9.742     (b)$11.164    (b)$10.741
          Ending AUV..........  (a)$12.058  (a)$13.463   (a)$7.827    (a)$10.052   (a)$11.594    (a)$11.227    (a)$12.271
                                (b)N/A      (b)N/A       (b)N/A       (b)$9.742    (b)$11.164    (b)$10.741    (b)$11.663
          Ending Number of
            AUs...............  (a)1,299    (a)191,621   (a)254,802   (a)461,394   (a)946,276    (a)1,245,538  (a)1,235,577
                                (b)N/A      (b)N/A       (b)N/A       (b)4,305     (b)14,479     (b)28,721     (b)26,241
---------------------------------------------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.......  (a)$22.221  (a)$23.242   (a)$25.248   (a)$16.758   (a)$20.866    (a)$22.794    (a)$21.966
                                (b)N/A      (b)N/A       (b)N/A       (b)$16.241   (b)$20.188    (b)$21.910    (b)$20.977
          Ending AUV..........  (a)$23.242  (a)$25.248   (a)$16.758   (a)$20.866   (a)$22.794    (a)$21.966    (a)$25.713
                                (b)N/A      (b)N/A       (b)N/A       (b)$20.188   (b)$21.910    (b)$20.977    (b)$24.397
          Ending Number of
            AUs...............  (a)263      (a)16,382    (a)529,587   (a)910,975   (a)1,667,431  (a)2,233,603  (a)2,071,657
                                (b)N/A      (b)N/A       (b)N/A       (b)4,169     (b)24,255     (b)34,606     (b)35,135
---------------------------------------------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.......  (a)$26.567  (a)$27.772   (a)$28.439   (a)$21.787   (a)$25.360    (a)$27.416    (a)$27.454
                                (b)N/A      (b)N/A       (b)N/A       (b)$21.399   (b)$24.529    (b)$26.245    (b)$26.037
          Ending AUV..........  (a)$27.772  (a)$28.439   (a)$21.787   (a)$25.360   (a)$27.416    (a)$27.454    (a)$30.024
                                (b)N/A      (b)N/A       (b)N/A       (b)$24.529   (b)$26.245    (b)$26.037    (b)$28.289
          Ending Number of
            AUs...............  (a)4,101    (a)285,013   (a)337,724   (a)436,107   (a)572,601    (a)570,167    (a)492,325
                                (b)N/A      (b)N/A       (b)N/A       (b)5         (b)5          (b)1,299      (b)2,018
---------------------------------------------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.......  (a)$10.044  (a)$10.754   (a)$12.356   (a)$6.875    (a)$9.620     (a)$11.857    (a)$10.958
                                (b)N/A      (b)N/A       (b)N/A       (b)$7.110    (b)$9.267     (b)$11.348    (b)$10.419
          Ending AUV..........  (a)$10.754  (a)$12.356   (a)$6.875    (a)$9.620    (a)$11.857    (a)$10.958    (a)$12.494
                                (b)N/A      (b)N/A       (b)N/A       (b)$9.267    (b)$11.348    (b)$10.419    (b)$11.803
          Ending Number of
            AUs...............  (a)435      (a)260,004   (a)523,565   (a)559,828   (a)973,025    (a)1,371,046  (a)1,255,065
                                (b)N/A      (b)N/A       (b)N/A       (b)2,184     (b)36,835     (b)49,084     (b)48,794
---------------------------------------------------------------------------------------------------------------------------
                                 FISCAL YEAR
                                    ENDED
                                  12/31/13
--------------------------------------------
--------------------------------------------
MANAGED ALLOCATION GROWTH - SST Class 3
Shares
(Inception Date - 01/19/10)
          Beginning AUV.......  (a)$11.593
                                (b)$11.273
          Ending AUV..........  (a)$14.123
                                (b)$13.644
          Ending Number of
            AUs...............  (a)162,375
                                (b)10,756
--------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH - SST
Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV.......  (a)$11.760
                                (b)$11.484
          Ending AUV..........  (a)$13.587
                                (b)$13.182
          Ending Number of
            AUs...............  (a)2,958,537
                                (b)23,383
--------------------------------------------
MANAGED ALLOCATION MODERATE - SST Class 3
Shares
(Inception Date - 01/19/10)
          Beginning AUV.......  (a)$12.120
                                (b)$11.840
          Ending AUV..........  (a)$13.660
                                (b)$13.258
          Ending Number of
            AUs...............  (a)2,378,577
                                (b)5,628
--------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.......  (a)$12.271
                                (b)$11.663
          Ending AUV..........  (a)$16.240
                                (b)$15.336
          Ending Number of
            AUs...............  (a)1,144,100
                                (b)24,833
--------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST
Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.......  (a)$25.713
                                (b)$24.397
          Ending AUV..........  (a)$33.301
                                (b)$31.392
          Ending Number of
            AUs...............  (a)1,706,278
                                (b)33,711
--------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.......  (a)$30.024
                                (b)$28.289
          Ending AUV..........  (a)$35.105
                                (b)$32.863
          Ending Number of
            AUs...............  (a)448,329
                                (b)790
--------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV.......  (a)$12.494
                                (b)$11.803
          Ending AUV..........  (a)$17.483
                                (b)$16.409
          Ending Number of
            AUs...............  (a)979,227
                                (b)46,516
--------------------------------------------




AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
               AMERICAN GENERAL LIFE INSURANCE COMPANY - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                INCEPTION  FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                   TO         ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                12/31/06     12/31/07     12/31/08      12/31/09      12/31/10      12/31/11      12/31/12
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$42.399  (a)$47.983   (a)$66.094    (a)$32.598    (a)$50.623    (a)$57.792    (a)$45.273
                               (b)N/A      (b)N/A       (b)N/A        (b)$37.718    (b)$48.964    (b)$55.535    (b)$43.223
          Ending AUV.........  (a)$47.983  (a)$66.094   (a)$32.598    (a)$50.623    (a)$57.792    (a)$45.273    (a)$46.044
                               (b)N/A      (b)N/A       (b)N/A        (b)$48.964    (b)$55.535    (b)$43.223    (b)$43.674
          Ending Number of
            AUs..............  (a)1,444    (a)165,865   (a)302,208    (a)286,231    (a)293,383    (a)339,347    (a)291,875
                               (b)N/A      (b)N/A       (b)N/A        (b)1,934      (b)3,226      (b)8,788      (b)9,395
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$28.527  (a)$31.207   (a)$26.262    (a)$14.476    (a)$18.458    (a)$21.742    (a)$23.102
                               (b)N/A      (b)N/A       (b)N/A        (b)$12.455    (b)$17.891    (b)$20.938    (b)$22.103
          Ending AUV.........  (a)$31.207  (a)$26.262   (a)$14.476    (a)$18.458    (a)$21.742    (a)$23.102    (a)$26.607
                               (b)N/A      (b)N/A       (b)N/A        (b)$17.891    (b)$20.938    (b)$22.103    (b)$25.292
          Ending Number of
            AUs..............  (a)7,986    (a)403,031   (a)1,138,871  (a)1,392,560  (a)1,807,530  (a)1,928,006  (a)1,763,671
                               (b)N/A      (b)N/A       (b)N/A        (b)3,552      (b)22,496     (b)31,842     (b)31,822
----------------------------------------------------------------------------------------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV......  (a)N/A      (a)N/A       (a)N/A        (a)N/A        (a)$11.304    (a)$11.400    (a)$11.901
                               (b)N/A      (b)N/A       (b)N/A        (b)N/A        (b)$11.304    (b)$11.323    (b)$11.745
          Ending AUV.........  (a)N/A      (a)N/A       (a)N/A        (a)N/A        (a)$11.400    (a)$11.901    (a)$12.166
                               (b)N/A      (b)N/A       (b)N/A        (b)N/A        (b)$11.323    (b)$11.745    (b)$11.928
          Ending Number of
            AUs..............  (a)N/A      (a)N/A       (a)N/A        (a)N/A        (a)2,376,510  (a)4,128,226  (a)4,455,375
                               (b)N/A      (b)N/A       (b)N/A        (b)N/A        (b)61,809     (b)79,037     (b)83,662
----------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$9.359   (a)$10.117   (a)$9.283     (a)$6.043     (a)$7.836     (a)$9.761     (a)$9.281
                               (b)N/A      (b)N/A       (b)N/A        (b)$5.771     (b)$7.678     (b)$9.503     (b)$8.977
          Ending AUV.........  (a)$10.117  (a)$9.283    (a)$6.043     (a)$7.836     (a)$9.761     (a)$9.281     (a)$10.747
                               (b)N/A      (b)N/A       (b)N/A        (b)$7.678     (b)$9.503     (b)$8.977     (b)$10.327
          Ending Number of
            AUs..............  (a)11,274   (a)899,895   (a)2,075,625  (a)2,456,196  (a)3,467,338  (a)4,325,591  (a)3,878,320
                               (b)N/A      (b)N/A       (b)N/A        (b)6,244      (b)62,011     (b)58,909     (b)59,356
----------------------------------------------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$17.114  (a)$18.363   (a)$18.366    (a)$11.728    (a)$16.419    (a)$20.299    (a)$18.349
                               (b)N/A      (b)N/A       (b)N/A        (b)$11.683    (b)$15.907    (b)$19.539    (b)$17.548
          Ending AUV.........  (a)$18.363  (a)$18.366   (a)$11.728    (a)$16.419    (a)$20.299    (a)$18.349    (a)$21.380
                               (b)N/A      (b)N/A       (b)N/A        (b)$15.907    (b)$19.539    (b)$17.548    (b)$20.314
          Ending Number of
            AUs..............  (a)11,671   (a)895,741   (a)2,526,691  (a)2,856,977  (a)3,737,158  (a)4,700,592  (a)4,120,875
                               (b)N/A      (b)N/A       (b)N/A        (b)6,239      (b)34,770     (b)64,603     (b)64,149
----------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL EQUITY INCOME VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$11.691  (a)$12.529   (a)$11.616    (a)$7.159     (a)$8.354     (a)$9.210     (a)$8.705
                               (b)N/A      (b)N/A       (b)N/A        (b)$6.523     (b)$8.053     (b)$8.776     (b)$8.203
          Ending AUV.........  (a)$12.529  (a)$11.616   (a)$7.159     (a)$8.354     (a)$9.210     (a)$8.705     (a)$9.798
                               (b)N/A      (b)N/A       (b)N/A        (b)$8.053     (b)$8.776     (b)$8.203     (b)$9.241
          Ending Number of
            AUs..............  (a)3        (a)8,652     (a)8,370      (a)1,956      (a)6          (a)5          (a)5
                               (b)N/A      (b)N/A       (b)N/A        (b)31         (b)31         (b)30         (b)27
----------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL STRATEGIC ALLOCATION EQUITY VIF* - VIF
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$11.169  (a)$11.947   (a)$12.011    (a)$7.308     (a)$9.014     (a)$10.208    (a)$9.318
                               (b)N/A      (b)N/A       (b)N/A        (b)$6.877     (b)$8.697     (b)$9.759     (b)$8.827
          Ending AUV.........  (a)$11.947  (a)$12.011   (a)$7.308     (a)$9.014     (a)$10.208    (a)$9.318     (a)$10.408
                               (b)N/A      (b)N/A       (b)N/A        (b)$8.697     (b)$9.759     (b)$8.827     (b)$9.857
          Ending Number of
            AUs..............  (a)3        (a)25,839    (a)26,754     (a)26,027     (a)27,638     (a)25,136     (a)12,370
                               (b)N/A      (b)N/A       (b)N/A        (b)29         (b)29         (b)29         (b)23
----------------------------------------------------------------------------------------------------------------------------
                                FISCAL YEAR
                                   ENDED
                                 12/31/13
-------------------------------------------
-------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$46.044
                               (b)$43.674
          Ending AUV.........  (a)$47.861
                               (b)$45.105
          Ending Number of
            AUs..............  (a)256,708
                               (b)9,261
-------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$26.607
                               (b)$25.292
          Ending AUV.........  (a)$25.596
                               (b)$24.173
          Ending Number of
            AUs..............  (a)1,790,229
                               (b)32,760
-------------------------------------------
REAL RETURN - SST Class 3 Shares
(Inception Date - 01/19/10)
          Beginning AUV......  (a)$12.166
                               (b)$11.928
          Ending AUV.........  (a)$11.355
                               (b)$11.061
          Ending Number of
            AUs..............  (a)5,108,228
                               (b)94,184
-------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$10.747
                               (b)$10.327
          Ending AUV.........  (a)$14.294
                               (b)$13.647
          Ending Number of
            AUs..............  (a)3,040,412
                               (b)56,210
-------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$21.380
                               (b)$20.314
          Ending AUV.........  (a)$28.945
                               (b)$27.324
          Ending Number of
            AUs..............  (a)3,143,228
                               (b)60,559
-------------------------------------------
STERLING CAPITAL EQUITY INCOME VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$9.798
                               (b)$9.241
          Ending AUV.........  (a)$11.363
                               (b)$10.668
          Ending Number of
            AUs..............  (a)0
                               (b)0
-------------------------------------------
STERLING CAPITAL STRATEGIC ALLOCATION
EQUITY VIF* - VIF
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$10.408
                               (b)$9.857
          Ending AUV.........  (a)$--
                               (b)$--
          Ending Number of
            AUs..............  (a)0
                               (b)0
-------------------------------------------





AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

* On April 26, 2013 the Sterling Capital Strategic Allocation Equity VIF Variable Portfolio was liquidated and assets were transferred to the Cash Management Variable Portfolio.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

             CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY
               AMERICAN GENERAL LIFE INSURANCE COMPANY - CONTINUED

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                INCEPTION  FISCAL YEAR  FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                   TO         ENDED        ENDED         ENDED         ENDED         ENDED         ENDED
                                12/31/06     12/31/07     12/31/08     12/31/09      12/31/10      12/31/11      12/31/12
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL SPECIAL OPPORTUNITIES VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$11.728  (a)$12.731   (a)$14.221   (a)$9.284     (a)$13.124    (a)$15.025    (a)$14.276
                               (b)N/A      (b)N/A       (b)N/A       (b)$10.097    (b)$12.854    (b)$14.599    (b)$13.782
          Ending AUV.........  (a)$12.731  (a)$14.221   (a)$9.284    (a)$13.124    (a)$15.025    (a)$14.276    (a)$16.075
                               (b)N/A      (b)N/A       (b)N/A       (b)$12.854    (b)$14.599    (b)$13.782    (b)$15.497
          Ending Number of
            AUs..............  (a)3        (a)85,654    (a)142,173   (a)150,167    (a)153,213    (a)137,929    (a)114,679
                               (b)N/A      (b)N/A       (b)N/A       (b)20         (b)20         (b)20         (b)14
---------------------------------------------------------------------------------------------------------------------------
STERLING CAPITAL TOTAL RETURN BOND VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$10.158  (a)$10.202   (a)$10.698   (a)$10.893    (a)$11.647    (a)$12.357    (a)$12.913
                               (b)N/A      (b)N/A       (b)N/A       (b)$10.678    (b)$11.217    (b)$11.817    (b)$12.304
          Ending AUV.........  (a)$10.202  (a)$10.698   (a)$10.893   (a)$11.647    (a)$12.357    (a)$12.913    (a)$13.494
                               (b)N/A      (b)N/A       (b)N/A       (b)$11.217    (b)$11.817    (b)$12.304    (b)$12.924
          Ending Number of
            AUs..............  (a)3        (a)86,943    (a)99,293    (a)110,978    (a)131,460    (a)93,367     (a)95,050
                               (b)N/A      (b)N/A       (b)N/A       (b)19         (b)19         (b)19         (b)18
---------------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2 Shares
(Inception Date - 01/29/07)
          Beginning AUV......  (a)N/A      (a)$11.828   (a)$12.615   (a)$7.758     (a)$9.708     (a)$11.108    (a)$10.708
                               (b)N/A      (b)N/A       (b)N/A       (b)$7.265     (b)$9.181     (b)$10.400    (b)$9.915
          Ending AUV.........  (a)N/A      (a)$12.615   (a)$7.758    (a)$9.708     (a)$11.108    (a)$10.708    (a)$12.153
                               (b)N/A      (b)N/A       (b)N/A       (b)$9.181     (b)$10.400    (b)$9.915     (b)$11.038
          Ending Number of
            AUs..............  (a)N/A      (a)63,329    (a)37,878    (a)36,871     (a)34,717     (a)23,502     (a)14,701
                               (b)N/A      (b)N/A       (b)N/A       (b)14         (b)13         (b)12         (b)12
---------------------------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 06/18/12)
          Beginning AUV......  (a)N/A      (a)N/A       (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$10.034
                               (b)N/A      (b)N/A       (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$10.008
          Ending AUV.........  (a)N/A      (a)N/A       (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$10.517
                               (b)N/A      (b)N/A       (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$10.423
          Ending Number of
            AUs..............  (a)N/A      (a)N/A       (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)322,994
                               (b)N/A      (b)N/A       (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)10
---------------------------------------------------------------------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 07/16/12)
          Beginning AUV......  (a)N/A      (a)N/A       (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$9.999
                               (b)N/A      (b)N/A       (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$9.999
          Ending AUV.........  (a)N/A      (a)N/A       (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)$10.416
                               (b)N/A      (b)N/A       (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)$10.366
          Ending Number of
            AUs..............  (a)N/A      (a)N/A       (a)N/A       (a)N/A        (a)N/A        (a)N/A        (a)219,729
                               (b)N/A      (b)N/A       (b)N/A       (b)N/A        (b)N/A        (b)N/A        (b)10
---------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$2.301   (a)$2.373    (a)$2.842    (a)$1.364     (a)$2.016     (a)$2.382     (a)$2.214
                               (b)N/A      (b)N/A       (b)N/A       (b)$1.422     (b)$1.941     (b)$2.275     (b)$2.100
          Ending AUV.........  (a)$2.373   (a)$2.842    (a)$1.364    (a)$2.016     (a)$2.382     (a)$2.214     (a)$2.344
                               (b)N/A      (b)N/A       (b)N/A       (b)$1.941     (b)$2.275     (b)$2.100     (b)$2.209
          Ending Number of
            AUs..............  (a)4        (a)333,150   (a)488,265   (a)589,698    (a)829,118    (a)1,122,216  (a)811,856
                               (b)N/A      (b)N/A       (b)N/A       (b)70         (b)70         (b)758        (b)777
---------------------------------------------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$13.686  (a)$15.021   (a)$17.850   (a)$10.971    (a)$14.235    (a)$15.885    (a)$16.584
                               (b)N/A      (b)N/A       (b)N/A       (b)$10.918    (b)$13.918    (b)$15.418    (b)$15.989
          Ending AUV.........  (a)$15.021  (a)$17.850   (a)$10.971   (a)$14.235    (a)$15.885    (a)$16.584    (a)$18.489
                               (b)N/A      (b)N/A       (b)N/A       (b)$13.918    (b)$15.418    (b)$15.989    (b)$17.710
          Ending Number of
            AUs..............  (a)576      (a)53,314    (a)78,037    (a)90,016     (a)121,817    (a)145,450    (a)144,529
                               (b)N/A      (b)N/A       (b)N/A       (b)9          (b)1,258      (b)1,258      (b)3,307
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$20.363  (a)$21.174   (a)$21.958   (a)$22.667    (a)$24.850    (a)$25.962    (a)$27.131
                               (b)N/A      (b)N/A       (b)N/A       (b)$23.138    (b)$24.164    (b)$25.081    (b)$26.041
          Ending AUV.........  (a)$21.174  (a)$21.958   (a)$22.667   (a)$24.850    (a)$25.962    (a)$27.131    (a)$28.593
                               (b)N/A      (b)N/A       (b)N/A       (b)$24.164    (b)$25.081    (b)$26.041    (b)$27.266
          Ending Number of
            AUs..............  (a)0        (a)20,093    (a)917,171   (a)2,150,941  (a)4,204,015  (a)5,223,327  (a)5,404,831
                               (b)N/A      (b)N/A       (b)N/A       (b)9,305      (b)60,263     (b)82,466     (b)93,245
---------------------------------------------------------------------------------------------------------------------------
                                FISCAL YEAR
                                   ENDED
                                 12/31/13
-------------------------------------------
-------------------------------------------
STERLING CAPITAL SPECIAL OPPORTUNITIES
VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$16.075
                               (b)$15.497
          Ending AUV.........  (a)$20.079
                               (b)$19.251
          Ending Number of
            AUs..............  (a)94,159
                               (b)0
-------------------------------------------
STERLING CAPITAL TOTAL RETURN BOND
VIF - VIF
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$13.494
                               (b)$12.924
          Ending AUV.........  (a)$13.083
                               (b)$12.492
          Ending Number of
            AUs..............  (a)102,588
                               (b)0
-------------------------------------------
STRATEGIC GROWTH PORTFOLIO - PVCF Class 2
Shares
(Inception Date - 01/29/07)
          Beginning AUV......  (a)$12.153
                               (b)$11.038
          Ending AUV.........  (a)$15.214
                               (b)$13.665
          Ending Number of
            AUs..............  (a)14,096
                               (b)0
-------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION
PORTFOLIO - SAST Class 3 Shares
(Inception Date - 06/18/12)
          Beginning AUV......  (a)$10.517
                               (b)$10.423
          Ending AUV.........  (a)$12.134
                               (b)$11.933
          Ending Number of
            AUs..............  (a)2,826,745
                               (b)0
-------------------------------------------
SUNAMERICA DYNAMIC STRATEGY
PORTFOLIO - SAST Class 3 Shares
(Inception Date - 07/16/12)
          Beginning AUV......  (a)$10.416
                               (b)$10.366
          Ending AUV.........  (a)$12.060
                               (b)$11.911
          Ending Number of
            AUs..............  (a)2,856,604
                               (b)0
-------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$2.344
                               (b)$2.209
          Ending AUV.........  (a)$2.900
                               (b)$2.715
          Ending Number of
            AUs..............  (a)818,214
                               (b)635
-------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$18.489
                               (b)$17.710
          Ending AUV.........  (a)$21.793
                               (b)$20.741
          Ending Number of
            AUs..............  (a)159,296
                               (b)3,246
-------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(Inception Date - 09/29/06)
          Beginning AUV......  (a)$28.593
                               (b)$27.266
          Ending AUV.........  (a)$27.084
                               (b)$25.660
          Ending Number of
            AUs..............  (a)5,513,692
                               (b)95,934
-------------------------------------------



AU - Accumulation Unit
AUV - Accumulation Unit Value
(a) Reflecting minimum Separate Account expenses
(b) Reflecting maximum Separate Account expenses, with election of the optional Combination HV & Roll-Up death benefit

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

            APPENDIX B - FORMULA AND EXAMPLES OF CALCULATIONS OF THE SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The fee for SunAmerica Income Plus and SunAmerica Income Builder is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.

------------------------------------------------------------------------------------
                                                                           MAXIMUM
                                                                         ANNUALIZED
                                                                          FEE RATE
                                                                         DECREASE OR
                                                                          INCREASE
                                 INITIAL       MAXIMUM       MINIMUM        EACH
          NUMBER OF              ANNUAL        ANNUAL        ANNUAL        BENEFIT
       COVERED PERSONS          FEE RATE      FEE RATE      FEE RATE      QUARTER*
------------------------------------------------------------------------------------
 One Covered Person               1.10%         2.20%         0.60%       +/-0.25%
------------------------------------------------------------------------------------
 Two Covered Persons              1.35%         2.70%         0.60%       +/-0.25%
------------------------------------------------------------------------------------


* The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (VALUE OF THE VIX AS OF MARKET CLOSE ON EACH DAY THE FEE IS CALCULATED 20)]

The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on the non-discretionary formula stated above which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the value of the VIX increases or decreases, your fee rate will increase or decrease accordingly, subject to the maximums and minimums identified in the table above.

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.

EXAMPLE


ASSUME YOU ELECT SUNAMERICA INCOME PLUS FOR ONE COVERED PERSON AND YOU INVEST A SINGLE PURCHASE PAYMENT OF $100,000 WITH NO ADDITIONAL PURCHASE PAYMENTS AND NO WITHDRAWALS BEFORE THE 16TH BENEFIT QUARTER. ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:


--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX         VALUE*       FEE RATE     FEE RATE**
--------------------------------------------------------------------
     1st          24.82          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     2nd          21.49          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     3rd          24.16          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     4th          19.44          N/A          1.10%        0.2750%
--------------------------------------------------------------------
     5th          16.88         0.94%         0.94%        0.2350%
--------------------------------------------------------------------


* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

** The Quarterly Fee Rate is the Annual Fee Rate divided by 4.

IN THE 5TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.

The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).

AFTER THE 5TH BENEFIT QUARTER, ASSUME THE VALUE OF THE VIX, CALCULATED FORMULA VALUE, ANNUAL FEE RATE AND QUARTERLY FEE RATE ARE AS FOLLOWS:

--------------------------------------------------------------------
                             CALCULATED
   BENEFIT      VALUE OF       FORMULA       ANNUAL       QUARTERLY
   QUARTER         VIX          VALUE       FEE RATE      FEE RATE
--------------------------------------------------------------------
     6th          20.00         1.10%         1.10%        0.2750%
--------------------------------------------------------------------
     7th          25.57         1.38%         1.35%        0.3375%
--------------------------------------------------------------------
     8th          30.22         1.61%         1.60%        0.4000%
--------------------------------------------------------------------
     9th          26.02         1.40%         1.40%        0.3500%
--------------------------------------------------------------------
    10th          22.83         1.24%         1.24%        0.3100%
--------------------------------------------------------------------
    11th          19.88         1.09%         1.09%        0.2725%
--------------------------------------------------------------------
    12th          20.60         1.13%         1.13%        0.2825%
--------------------------------------------------------------------
    13th          14.44         0.82%         0.88%        0.2200%
--------------------------------------------------------------------
    14th          13.41         0.77%         0.77%        0.1925%
--------------------------------------------------------------------
    15th          9.11          0.56%         0.60%        0.1500%
--------------------------------------------------------------------
    16th          16.30         0.92%         0.85%        0.2125%
--------------------------------------------------------------------


IN THE 7TH BENEFIT QUARTER, THE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 1.38% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (14.44 - 20)]

     1.10% + [0.05% x (-5.56)]

     1.10% + (-0.00278) = 0.82% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:

STEP 1: CALCULATION OF THE ANNUAL FEE RATE

     Initial Fee Rate + [0.05% x (Value of VIX - 20)]

     1.10% + [0.05% x (9.11 - 20)]

     1.10% + [0.05% x (-10.89)]

     1.10% + (-0.005445) = 0.56% (Annual Fee Rate)

STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE
        MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



-------------------------------------------------------------------------------------
   PROSPECTUS PROVISION            AVAILABILITY OR VARIATION            ISSUE STATE
-------------------------------------------------------------------- ----------------
 Administration Charge     Contract Maintenance Fee is $30.           New Mexico
                                                                      North Dakota
-------------------------------------------------------------------- ----------------
 Administration Charge     Charge will be deducted pro-rata from      Oregon
                           Variable Portfolios only.                  Texas
                                                                      Washington
-------------------------------------------------------------------- ----------------
 Death Benefits            The Combination HV & Roll-Up death         Washington
                           benefit and the EstatePlus death benefit
                           are not available.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 65 or older on the          Arizona
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 If you are age 60 or older on the          California
                           contract issue date, the Free Look
                           period is 30 days.
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 21 days and the    Florida
                           amount is calculated as the value of
                           your contract plus fees and charges on
                           the day we receive your request in Good
                           Order at the Annuity Service Center
-------------------------------------------------------------------- ----------------
 Free Look                 The Free Look period is 20 days.           Idaho
                                                                      North Dakota
                                                                      Rhode Island
-------------------------------------------------------------------- ----------------
 Free Withdrawal           Free Withdrawal amounts are calculated     Washington
                           as of the greatest of:
                           (a) penalty-free earnings;
                           (b) interest earnings on amounts
                           allocated to the Fixed Account Option
                           that have not been previously withdrawn;
                           or
                           (c) 10% of the Total Invested Amount.
                           You will receive the benefit of a free
                           withdrawal upon full surrender.
-------------------------------------------------------------------- ----------------
 Income Phase              You may switch to the Income Phase any     Florida
                           time after your first contract
                           anniversary.
-------------------------------------------------------------------- ----------------
 MarketLock For Life       You may elect the current Maximum Annual   Oregon
                           Withdrawal Amount to be received
                           monthly.
-------------------------------------------------------------------- ----------------
 Minimum Contract Value    The minimum remaining contract value       Texas
                           after a partial withdrawal must be
                           $2,000.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 0.50%     California
                           for Qualified contracts and 2.35% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 2.0%      Maine
                           for Non-Qualified contracts based on
                           total Purchase Payments when you begin
                           the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 3.5%      Nevada
                           for Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               For the first $500,000 in the contract,    South Dakota
                           we deduct premium tax charges of 1.25%
                           for Non-Qualified contracts based on
                           total Purchase Payments when you begin
                           the Income Phase. For any amount in
                           excess of $500,000 in the contract, we
                           deduct front-end premium tax charges of
                           0.08% for Non-Qualified contracts based
                           on total Purchase Payments when you
                           begin the Income Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      West Virginia
                           for Qualified contracts and 1.0% for
                           Non-Qualified contracts based on
                           contract value when you begin the Income
                           Phase.
-------------------------------------------------------------------- ----------------
 Premium Tax               We deduct premium tax charges of 1.0%      Wyoming
                           for Non-Qualified contracts based on
                           total Purchase Payments when you begin
                           the Income Phase.
-------------------------------------------------------------------- ----------------
 SunAmerica Income Plus,   Charge will be deducted pro-rata from      Oregon
 SunAmerica Income         Variable Portfolios only.                  Texas
 Builder,                                                             Washington
 MarketLock For Life
-------------------------------------------------------------------- ----------------
 Systematic Withdrawal     Minimum withdrawal amount is $250 per      Oregon
                           withdrawal.
-------------------------------------------------------------------- ----------------
 Transfer Privilege        Any transfer over the limit of 15 will     Pennsylvania
                           incur a $10 transfer fee.                  Texas
-------------------------------------------------------------------- ----------------
 Withdrawals               You receive the benefit of a free          Washington
                           withdrawal upon a full surrender.
-------------------------------------------------------------------- ----------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   APPENDIX D - THE GUARANTEE FOR CONTRACTS ISSUED PRIOR TO DECEMBER 29, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEE OF INSURANCE OBLIGATIONS

The Company's insurance policy obligations for individual and group contracts issued by SunAmerica Annuity prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home" or "Guarantor").

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

Guarantees for contracts and certificates issued prior to the Merger will continue after the Merger. As a result, the Merger of SunAmerica Annuity into AGL will not impact the insurance obligations under the Guarantee. PLEASE SEE THE COMPANY ABOVE FOR MORE DETAILS REGARDING THE MERGER.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home, an affiliate of the Company, is an indirect wholly owned subsidiary of American International Group.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   APPENDIX E - LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

None of the Living Benefits described below are currently being offered.

TABLE OF CONTENTS


MarketLock Income Plus and MarketLock For Life Plus........................    E-1
MarketLock Income Plus and MarketLock For Life Plus Fee....................    E-8
MarketLock and MarketLock For Two..........................................   E-12
MarketLock and MarketLock For Two Fee......................................   E-14
Polaris Income Rewards.....................................................   E-18
Polaris Income Rewards Fee.................................................   E-19
Capital Protector..........................................................   E-21
Capital Protector Fee......................................................   E-22



MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS

The MarketLock Income Plus and MarketLock For Life Plus living benefit may vary depending on the option you elected when you purchased your contract, please see details below.

MarketLock Income Plus and MarketLock For Life Plus are optional guaranteed minimum withdrawal features, available for an additional fee. The features are designed to help you create a guaranteed income stream that may last as long as you live, or as long as you or your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature elected. These features may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may not need to rely on the feature as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

MarketLock Income Plus and MarketLock For Life Plus offer guaranteed lifetime income plus the opportunity to lock in the greater of investment gains or an annual Income Credit (previously referred to as "Bonus").

These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The features guarantee that only certain Purchase Payments received during the contract's first five years are included in the Income Base (previously referred to as "Benefit Base").

Please remember that all withdrawals, including withdrawals taken under these features, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under these features will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount, as defined below. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the features are treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals, as defined below, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

These optional Living Benefits are designed for individuals and spouses. Thus, if a contract is owned by non-spousal joint Owners, Domestic Partners or Same-Sex Spouses who jointly own a contract and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

You may have elected MarketLock Income Plus or any of the MarketLock For Life Plus options and you may have elected to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under the features as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect one of these features, Covered Persons must have met the age requirement. The age requirement varies depending on the type of contract you purchased, when the contract was issued(1) and the number of Covered Persons. The tables below provide the age requirements for the features.

IF YOU ELECTED ONE COVERED PERSON(1):

------------------------------------------------------------------------------------
                                                        COVERED PERSON
                                           -----------------------------------------
                                                 MINIMUM               MAXIMUM
                                                   AGE                 AGE(2)
------------------------------------------------------------------------------------
                One Owner                          45                    80
------------------------------------------------------------------------------------
              Joint Owners
  (based on the age of the older Owner)            45                    80
------------------------------------------------------------------------------------

IF YOU ELECTED TWO COVERED PERSONS(1):


----------------------------------------------------------------------------------------
                              COVERED PERSON #1                 COVERED PERSON #2
                       -----------------------------------------------------------------
                          MINIMUM          MAXIMUM          MINIMUM          MAXIMUM
                            AGE             AGE(2)            AGE             AGE(2)
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
     Joint Owners            45               80               45               85
----------------------------------------------------------------------------------------
    NON-QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------
      QUALIFIED:
    One Owner with
       Spousal               45               80               45             N/A(3)
     Beneficiary
----------------------------------------------------------------------------------------


(1) If you elected MarketLock For Life Plus +6% Option and you purchased your contract prior to November 19, 2007, references to age 45 above are replaced with age 50 and references to age 80 above are replaced with age 75. References to age 85 remain unchanged.

(2) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How do MarketLock Income Plus and MarketLock For Life Plus work?

MarketLock Income Plus and MarketLock For Life Plus lock-in the greater of two values in determining the Income Base. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked in on each Benefit Year anniversary during the Income Base Evaluation Period (initially, the first 5 years if you elected MarketLock Income Plus, the first 5 years if you elected MarketLock For Life Plus on or after May 1, 2009 or the first 10 years if you elected MarketLock For Life Plus prior to May 1, 2009) following the Effective Date based on the greater of (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit, as defined below.

You may elect to extend the Income Base Evaluation Period and the Income Credit Period for additional periods. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" BELOW.

Is there an additional guarantee if I delay taking withdrawals?

Yes, depending on which feature you elect and when you elected the feature, there is an additional guarantee if you delay taking withdrawals.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 and you do not take any withdrawals before the 12th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus +7% prior to May 1, 2009 and you do not take any withdrawals before the 10th Benefit Year anniversary following the Effective Date, the Income Base will be increased to equal at least 200% or your first Benefit Year's Eligible Purchase Payments (Minimum Income Base"). You do not need to elect extensions of the Income Base Evaluation Period in order to be eligible to receive the Minimum Income Base.

What determines the maximum amount of withdrawals I can withdraw each year?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year without reducing the Income Base and the Income Credit, if applicable. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below and varies depending on the feature you elected and when your contract was issued.

ONE COVERED PERSON -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER
5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday                5% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
  AGE OF THE YOUNGER COVERED PERSON OR
       SURVIVING COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 65th birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 65th birthday              4.75% of Income Base
------------------------------------------------------------------------

ONE OR TWO COVERED PERSONS -- MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09)

If there is One Covered person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
         Prior to 62nd birthday                  4% of Income Base
------------------------------------------------------------------------
        On or after 62nd birthday                5% of Income Base
------------------------------------------------------------------------


ONE COVERED PERSON -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
             At least age 45
       but prior to 65th birthday                4% of Income Base
------------------------------------------------------------------------
             At least age 65
       but prior to 76th birthday                5% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday                6% of Income Base
------------------------------------------------------------------------


TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09)

If the feature is elected to cover two lives, the following is applicable:

------------------------------------------------------------------------
    AGE OF THE YOUNGER COVERED PERSON             MAXIMUM ANNUAL
       AT TIME OF FIRST WITHDRAWAL             WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
             At least age 45
       but prior to 65th birthday                4% of Income Base
------------------------------------------------------------------------
             At least age 65
       but prior to 76th birthday              4.75% of Income Base
------------------------------------------------------------------------
        On or after 76th birthday              5.75% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED BETWEEN 7/30/07 AND 4/30/09)

If there is One Covered person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
       Prior to the 60th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 60 but prior to the 76th
                birthday                         5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------


ONE OR TWO COVERED PERSONS -- MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED PRIOR TO 7/30/07)

If there is One Covered person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age of the first withdrawal is based on the age of the younger of the Two Covered Persons.

------------------------------------------------------------------------
      AGE OF THE COVERED PERSON AT                MAXIMUM ANNUAL
        TIME OF FIRST WITHDRAWAL               WITHDRAWAL PERCENTAGE
------------------------------------------------------------------------
------------------------------------------------------------------------
       Prior to the 65th birthday                4% of Income Base
------------------------------------------------------------------------
  At least age 65 but prior to the 76th
                birthday                         5% of Income Base
------------------------------------------------------------------------
      On or after the 76th birthday              6% of Income Base
------------------------------------------------------------------------


As the original owner, or Continuing Spouse (with a joint life feature) electing to treat the annuity contract as their own, of a Qualified plan under this annuity contract, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract and using the uniform lifetime table) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (as clarified above) will be considered an Excess Withdrawal. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" below.

Are there investment requirements if I elect MarketLock Income Plus or MarketLock For Life Plus?

Yes, as long as you have not elected to cancel the feature, you must comply with investment requirements by allocating your investments as outlined below. You may also use a DCA Fixed Account to comply with investment requirements by setting up your DCA target allocations in accordance with the investment requirements outlined below.

MARKETLOCK INCOME PLUS (CONTRACTS ISSUED BETWEEN 5/1/08 AND 4/30/09) AND MARKETLOCK FOR LIFE PLUS +7% OPTION

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or


     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Balanced (JPM), Franklin Income VIP Fund, Franklin Founding Funds Allocation VIP Funds, Managed Allocation Balanced, Managed Allocation Moderate, Managed Allocation Moderate Growth, MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio


MARKETLOCK INCOME PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09), MARKETLOCK FOR LIFE PLUS (CONTRACTS ISSUED ON OR AFTER 5/1/09) AND MARKETLOCK FOR LIFE PLUS +6% OPTION (CONTRACTS ISSUED PRIOR TO 5/1/09)

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3, or 50%-50% Combination Model 1, 2 or 3; or


     3. Invest 100% in one or a combination of the following balanced Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Balanced (JPM), Franklin Income VIP Fund, Managed Allocation Balanced, Managed Allocation Moderate, Managed Allocation Moderate Growth, MFS Total Return, SunAmerica Dynamic Allocation Portfolio and SunAmerica Dynamic Strategy Portfolio; or


     4. Invest in accordance with the requirements outlined in the table below:


----------------------------------------------------------------------------------------------------
        INVESTMENT            INVESTMENT                       VARIABLE PORTFOLIOS
          GROUP              REQUIREMENT                      AND/OR FIXED ACCOUNTS
------------------------------------------- --------------------------------------------------------
 A. Bond, Cash and Fixed   Minimum 20%*      Sterling Capital Total Return Bond VIF(1)
    Accounts               Maximum 100%      Cash Management
                                             Corporate Bond
                           *(30%, for        Global Bond
                           MarketLock        Government and Quality Bond
                           Income Plus and   Real Return
                           MarketLock For    Total Return Bond
                           Life Plus
                           issued on or      DCA FIXED ACCOUNTS
                           after 5/1/09)     6-Month DCA
                                             1-Year DCA
                                             2-Year DCA (if available)

                                             FIXED ACCOUNTS
                                             1-Year Fixed (if available)
------------------------------------------- --------------------------------------------------------
 B. Equity Maximum         Minimum 0%        Aggressive Growth
                           Maximum 80%**     Alliance Growth
                                             American Fund Asset Allocation SAST
                           **(70%, for       American Funds Global Growth SAST
                           MarketLock        American Funds Growth SAST
                           Income Plus and   American Funds Growth-Income SAST
                           MarketLock For    Asset Allocation
                           Life Plus         Balanced(2)
                           issued on or      Balanced
                           after 5/1/09)     Sterling Capital Equity Income VIF(1)
                                             Sterling Capital Special Opportunities VIF(1)
                                             Blue Chip Growth
                                             Capital Appreciation
                                             Columbia VP-Income Opportunities Fund
                                             Columbia VP-Marsico Focused Equities
                                             Conservative Balanced(2)
                                             Conservative Growth(2)
                                             Davis Venture Value
                                             "Dogs" of Wall Street
                                             Equity Income(2)
                                             Equity Opportunities
                                             Flexible Income(2)
                                             Foreign Value
                                             Franklin Founding Funds Allocation
                                              VIP Fund
                                             Franklin Income VIP Fund
                                             Fundamental Growth
                                             Global Equities
                                             Growth
                                             Growth-Income
                                             High Yield Bond
                                             International Diversified Equities
                                             International Growth and Income
                                             Invesco V.I. American Franchise Fund,
                                              Series II Shares
                                             Invesco V.I. Comstock Fund, Series II
                                              Shares
                                             Invesco V.I. Growth and Income Fund,
                                              Series II Shares
                                             Lord Abbett Growth and Income
                                             Managed Allocation Balanced
                                             Managed Allocation Growth
                                             Managed Allocation Moderate
                                             Managed Allocation Moderate Growth
                                             Marsico Focused Growth
                                             MFS Massachusetts Investor Trust
                                             MFS Total Return
                                             Small & Mid Cap Value
                                             SunAmerica Dynamic Allocation Portfolio
                                             SunAmerica Dynamic Strategy Portfolio
                                             Strategic Growth(2)
                                             Telecom Utility
------------------------------------------- --------------------------------------------------------
 C. Limited Equity         Minimum 0%        Capital Growth
                           Maximum 20%***    Emerging Markets
                                             Growth Opportunities
                           ***(10%, for      Mid-Cap Growth
                           MarketLock        Natural Resources
                           Income Plus and   Real Estate
                           MarketLock For    Small Company Value
                           Life Plus         Technology
                           issued on or
                           after 5/1/09)
------------------------------------------- --------------------------------------------------------



(1) Only available if you purchased your contract through BB&T Investment Services, Inc.

(2) Only available if you purchased your contract through Chase Investment Services Corporation (formerly WaMu Investments, Inc.).

If we offer additional allocations that comply with investment requirements in the future we will give you the opportunity to allocate your investments accordingly.

Your allocation instructions accompanying any Purchase Payment as well as target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, in order for your subsequent Purchase Payment(s) to be considered in Good Order. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make a transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or 1-Year Fixed Account, if available, resulting from your transfer ("Default Rebalancing Instructions"). If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations promptly.

How are the components for MarketLock Income Plus and MarketLock For Life Plus calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

SECOND, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit during the Income Credit Period. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later if you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009 (10 years later if you elected MarketLock For Life Plus prior to May 1, 2009). PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" BELOW.

THIRD, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. The Income Base is increased by each subsequent Eligible Purchase Payment, less proportionate adjustments for Excess Withdrawals, as defined below. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE IN INCREASED?" and "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" BELOW.

FIFTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. The Income Credit

Base is increased by each subsequent Eligible Purchase Payment less proportionate adjustments for Excess Withdrawals, as defined below. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

SIXTH, we determine the INCOME CREDIT which varies by feature as outlined in the table below and is an amount equal to a percentage ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you elected MarketLock Income Plus and you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. If you elected MarketLock For Life Plus, the Income Credit may only be added to the Income Base if no withdrawals are taken in a Benefit Year.

----------------------------------------------------------------------------------
            FEATURE                          INCOME CREDIT PERCENTAGE
----------------------------------------------------------------------------------
     MarketLock Income Plus        6% (reduced for withdrawals up to the Maximum
     (contracts issued on or                 Annual Withdrawal Amount)
          after 5/1/09)
----------------------------------------------------------------------------------
     MarketLock Income Plus        7% (reduced for withdrawals up to the Maximum
    (contracts issued between                Annual Withdrawal Amount)
       5/1/08 and 4/30/09)
----------------------------------------------------------------------------------
    MarketLock For Life Plus          6% (0% in years withdrawals are taken)
     (contracts issued on or
          after 5/1/09)
----------------------------------------------------------------------------------
  MarketLock For Life Plus +7%        7% (0% in years withdrawals are taken)
             Option
----------------------------------------------------------------------------------
    MarketLock For Life +6%           6% (0% in years withdrawals are taken)
             Option
----------------------------------------------------------------------------------


SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above.

FINALLY, we determine the EXCESS WITHDRAWALS which are withdrawals in excess of the Maximum Annual Withdrawal Amount. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE AND INCOME CREDIT BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. HOWEVER, ELIGIBLE PURCHASE PAYMENTS CAN INCREASE YOUR INCOME BASE AND INCOME CREDIT BASE AT THE TIME THEY ARE RECEIVED. YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE DAYS IN WHICH WE CONSIDER THE HIGHEST ANNIVERSARY VALUE WAS HIGHER.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Base and Income Credit Base are not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are adjusted each time an Excess Withdrawal is taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

If you elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Income Base can also be increased to at least the Minimum Income Base on the 12th Benefit Year anniversary PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 12th Benefit Year anniversary is the greater of (a) and (b), where:

     (a) is the current Income Base, or if the First and Subsequent Extensions were elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the Minimum Income Base.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% Option prior to May 1, 2009, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and for MarketLock Income Plus only, if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE
In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE
Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS?" BELOW. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus and MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year anniversary (10th Benefit Year anniversary if you elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009), your Income Base, and if applicable, the Income Credit Base, is not eligible to be increased to the Minimum Income Base.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base, if applicable. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you have elected MarketLock For Life Plus and you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus and MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years during the Income Credit Period.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (AS DESCRIBED ABOVE UNDER "HOW ARE THE COMPONENTS FOR MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS CALCULATED?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount.

What are the fees for MarketLock Income Plus and MarketLock For Life Plus?

The fee for each feature depends on whether you elect to cover one life or two lives and when you purchased your contract, as follows:

----------------------------------------------------------------------------------------------
                                                                               ANNUALIZED
                                                          NUMBER OF       FEE (calculated as a
                                                           COVERED          percentage of the
                      FEATURE                              PERSONS            Income Base)
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued on or              One                  1.10%
  after 5/1/09)                                              Two                  1.35%
----------------------------------------------------------------------------------------------
 MarketLock Income Plus (contracts issued between            One                  0.95%
  5/1/08 and 4/30/09)                                        Two                  1.20%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus (contracts issued on or            One                  0.95%
  after 5/1/09)                                              Two                  1.25%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 7%                                 One                  0.75%
  Option                                                     Two                  1.00%
----------------------------------------------------------------------------------------------
 MarketLock For Life Plus 6%                                 One                  0.65%
  Option                                                     Two                  0.90%
----------------------------------------------------------------------------------------------


The fee will be calculated as a percentage of the Income Base and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect a feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under the feature.

For contracts issued in New York, Oregon, Texas and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect while your contract value is greater than zero and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

Can I extend the Income Base Evaluation Period and Income Credit Period?

MARKETLOCK INCOME PLUS
Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the

Income Base Evaluation Period and Income Credit Period for two additional 5 year periods (one additional 5 year period if you elected MarketLock Income Plus on or after May 1, 2009), as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, if applicable, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If your contract was issued on or after May 1, 2009 and you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91(st) birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each Evaluation Period, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, if applicable, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary (10th Benefit Year anniversary if elected on or before May 1, 2009), your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

MARKETLOCK FOR LIFE PLUS
Depending on when your contract was issued, you may be able to extend the initial Income Base Evaluation Period and the initial Income Credit Period.

IF YOUR CONTRACT WAS ISSUED BETWEEN MAY 1, 2008 AND APRIL 30, 2009, there is an option to extend only the Income Base Evaluation Period as long as the feature is in effect and the age of the Covered Person or younger of two Covered Persons is age 85 or younger at the time of extension. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years. However, you may not elect to extend the Income Credit period beyond the initial 10 years.

Prior to the end of the initial Income Base Evaluation Period and prior to the end of each evaluation period you elect to extend, we will notify you of the terms of the next extension in writing. We will provide you with an extension election form prior to the end of each evaluation period you extend. If you elect to extend the evaluation period(s), you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

IF YOUR CONTRACT WAS ISSUED ON OR AFTER MAY 1, 2009, you may elect to extend both the Income Base Evaluation Period and Income Credit Period for an additional 5 year period after the end of the initial Income Base Evaluation Period and initial Income Credit Period, as long as you have not elected to cancel the feature, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension").

After election of the First Extension, as long as you have not elected to cancel the feature and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

If you have already elected the First Extension and you are at least age 86 but younger than 90, you may elect a Subsequent Extension with the final evaluation occurring prior to your 91st birthday. As a result, your final extension will be for a period of less than 5 years ("Reduced Evaluation Period").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period, and prior to the end of each Income Base Evaluation Period you elect to extend thereafter, we will inform you of the terms of the next extension in writing. We will provide you with an extension election form at least 60 days prior to the end of each evaluation period. If you elect to extend the evaluation period, you must complete the election form and return it to us or advise us as to your intent to extend in a method acceptable to us no later than the end of the current evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension, Subsequent Extensions are not available for election and the Income Base will not be adjusted for higher Anniversary Values on subsequent Benefit Year anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period. The Income Base is subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 12th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero while my Living Benefit is still in effect?

All withdrawals from the contract, including withdrawals under these features, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of the Living Benefit over the lifetime of the Covered Person(s); however, the Income Base is no longer eligible to be increased.

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under the feature and your contract along with the feature will terminate. An Income Credit is no longer available and the Living Benefit is terminated.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the feature may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any option mutually agreeable between you and us.

If you do not select an option above, the remaining Living Benefit will be paid as the current Maximum Annual Withdrawal Amount based on the Maximum Annual Withdrawal Percentage applicable to the Living Benefit divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus and MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates the feature and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the feature and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the feature and the contract; or

     2. Continue the contract with the feature and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period.

If you have elected MarketLock Income Plus or MarketLock For Life Plus on or after May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 12 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?" ABOVE.

If you have elected MarketLock Income Plus or MarketLock For Life Plus +7% option prior to May 1, 2009, the Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit Years following the Effective Date. PLEASE SEE "IS THERE AN ADDITIONAL GUARANTEE IF I DELAY TAKING WITHDRAWALS?" ABOVE.

For all Living Benefits, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period, if applicable, upon the expiration of the applicable period. PLEASE SEE "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD?" ABOVE.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus or MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the feature.

What happens to MarketLock Income Plus and MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS in the prospectus. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can I elect to cancel the MarketLock Income Plus or MarketLock For Life Plus feature?

You may cancel your Living Benefit on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once you elect to cancel the feature, you will no longer be charged a fee after the cancellation is effective and the guarantees under the benefit are terminated. In addition, the investment requirements will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period, if applicable, and you may not re-elect or reinstate the feature after cancellation.

Are there circumstances under which MarketLock Income Plus and MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or full surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the feature. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the feature. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus and MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who is the Covered Person, is no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the feature based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for the remaining Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "CAN I ELECT TO CANCEL THE MARKETLOCK INCOME PLUS OR MARKETLOCK FOR LIFE PLUS FEATURE?"

MARKETLOCK AND MARKETLOCK FOR TWO

MarketLock and MarketLock For Two are optional guaranteed minimum withdrawal benefits that guarantee an income stream based on Purchase Payments made during the first two contract years and only guarantee lifetime withdrawals in the manner described below. These features may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans.

WITHDRAWALS UNDER THE FEATURES ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF CALCULATING TAXABLE INCOME, DEDUCTING APPLICABLE WITHDRAWAL CHARGES, AND REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

MARKETLOCK SUMMARY TABLE:

-----------------------------------------------------------------------
                          MAXIMUM                           MAXIMUM
                           ANNUAL                            ANNUAL
                         WITHDRAWAL    INITIAL MINIMUM     WITHDRAWAL
                        PERCENTAGE*       WITHDRAWAL     PERCENTAGE IF
    TIME OF FIRST       PRIOR TO ANY   PERIOD PRIOR TO    EXTENSION IS
     WITHDRAWAL          EXTENSION      ANY EXTENSION       ELECTED
-----------------------------------------------------------------------
 Before 5th Benefit          5%            20 years            5%
  Year anniversary
-----------------------------------------------------------------------
 On or after 5th             7%          14.28 years           7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 10th           10%            10 years            7%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after 20th           10%            10 years           10%
  Benefit Year
  anniversary
-----------------------------------------------------------------------
 On or after the             5%          Life of the           5%
  older contract                        older contract
  owner's 65th                              owner
  birthday**
-----------------------------------------------------------------------


* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal. If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only is greater than the Maximum Annual Withdrawal Amount, that portion of the withdrawal will not be treated as an Excess Withdrawal. Any portion of the RMD withdrawal that is based on amounts greater than this contract alone will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, Maximum Anniversary Value ("MAV") Benefit Base, and remaining Minimum Withdrawal Period. If you must take RMD from this contract and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the Systematic Withdrawal Program administered by our Annuity Service Center. If you are purchasing this contract by transferring from another IRA and plan to immediately utilize this feature to satisfy RMD, you should take the current year required withdrawal prior to moving your money to this contract since we can only provide one RMD withdrawal per contract year (which may cross over two tax years). Further, if the RMD basis for this tax year was calculated by the investment company from which you are transferring your investment and it is greater than the amount transferred to this contract, we cannot systematically calculate and support the RMD basis. Therefore, you should take the RMD before transferring your investment. PLEASE SEE "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" BELOW.

** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the

   5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

MARKETLOCK FOR TWO SUMMARY TABLE:

------------------------------------------------------------------------
                                                       MAXIMUM ANNUAL
             AGE OF THE YOUNGER SPOUSE                   WITHDRAWAL
            AT TIME OF FIRST WITHDRAWAL                  PERCENTAGE*
------------------------------------------------------------------------
    At least age 55 but prior to 63rd birthday               4%
------------------------------------------------------------------------
    At least age 63 but prior to 76th birthday               5%
------------------------------------------------------------------------
             On or after 76th birthday                       6%
------------------------------------------------------------------------


* If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract is greater than the Maximum Annual Withdrawal Amount (defined below), that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal that is based on amounts other than this contract will not be considered RMD from this contract. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK AND MARKETLOCK FOR TWO?" BELOW.

How are the components for MarketLock and MarketLock For Two calculated?

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal Continuation Contributions, if applicable; however, spousal Continuation Contributions are included in the calculation of Anniversary Values, as defined below. Eligible Purchase Payments are limited to $1.5 million without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals (Excess Withdrawals for MarketLock For Two) of contract value are taken. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals (Excess Withdrawals for MarketLock For Two), the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year under the features and is an amount calculated by multiplying the current MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. The applicable Maximum Annual Withdrawal Percentage differs by feature as follows:

     MarketLock: The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals.

     MarketLock For Two: The applicable Maximum Annual Withdrawal Percentage is determined based on the younger spouse's age when you take your first withdrawal.

If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payment by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, for MarketLock only, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. The Minimum Withdrawal Periods will be reduced due to Excess Withdrawals.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes, the MAV Evaluation Period may be extended as long as the Benefit is still in effect and the older owner (younger spouse for MarketLock For Two) is age 85 or younger at the time extension is elected. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US PRIOR TO THE END OF THE CURRENT MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. See "How are the Components of MarketLock and MarketLock For Two calculated?" above. Also, if you extend the MAV Evaluation Period, you should note that the components of the feature, such as the fee (and Maximum Annual Withdrawal Percentage for MarketLock), will change to those in effect at the time you elect to extend, which may be different from the components when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals, (Excess Withdrawals for MarketLock For Two). You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What are the fees for MarketLock and MarketLock For Two?

MARKETLOCK
The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume.

MARKETLOCK FOR TWO
The annualized fee for MarketLock For Two for all years in which the feature is in effect, is calculated as 0.40% of the MAV Benefit Base prior to any withdrawal being taken and 0.80% of the MAV Benefit Base after the first withdrawal is taken. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension.

An increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. The 0.80% fee applicable after the first withdrawal is assessed at the end of the quarter in which the withdrawal is taken. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current Anniversary Value is greater than both the current and any previous Anniversary Values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

For contracts issued in New York and Washington, the fee will be calculated and deducted quarterly from the portion of your contract value allocated to the Variable Portfolios.

What are the effects of withdrawals on MarketLock and MarketLock For Two?

MARKETLOCK
The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. Lifetime withdrawals do not change unless the MAV Benefit Base increases due to additional Eligible Purchase Payments or if the MAV Benefit Base is stepped-up on a contract anniversary. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK AND MARKETLOCK FOR TWO CALCULATED?" above, based on when you took your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal, as described below. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount. The impact of withdrawals and the effect on each component of MarketLock are further explained below:

     MAV BENEFIT BASE:  Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of:

     (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

     (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

     MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the table below.

------------------------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR           EFFECT ON MINIMUM WITHDRAWAL PERIOD
------------------------------------------------------------------------
  Amounts up to the     New Minimum Withdrawal Period = the MAV Benefit
   Maximum Annual      Base (which includes a deduction for any previous
  Withdrawal Amount      withdrawals), divided by the current Maximum
                                   Annual Withdrawal Amount
------------------------------------------------------------------------
Amounts in excess of      New Minimum Withdrawal Period = the Minimum
  the Maximum Annual      Withdrawal Period as of the prior contract
   Withdrawal Amount              anniversary minus one year
------------------------------------------------------------------------


MARKETLOCK FOR TWO
Any withdrawals in a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount, do not reduce the MAV Benefit Base. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Excess Withdrawals also result in a reduction to your Maximum Annual Withdrawal Amount because it is recalculated after each Excess Withdrawal by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. In addition, if in any year an Excess Withdrawal reduces the contract value to zero, MarketLock For Two is terminated and you will not continue to receive withdrawals over your and your spouse's lifetime. The impact of withdrawals and the effect on each component of MarketLock For Two are further explained below:

     MAV BENEFIT BASE: If the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual

     Withdrawal Amount, the MAV Benefit Base is not reduced for those withdrawals. Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

     For each Excess Withdrawal taken, the MAV Benefit Base is reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the MAV Benefit Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your MAV Benefit Base is adjusted upward (as described above under "How are the components for MarketLock For Two Calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced MAV Benefit Base by the existing Maximum Annual Withdrawal Percentage. This newly recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

What happens if my contract value is reduced to zero?

MARKETLOCK
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable over your lifetime and the lifetime of your spouse. However, if your contract value is reduced to zero due to an Excess Withdrawal, no Benefit remains.

The contract's other benefits will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuity payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero eliminating any other benefits of the contract.

Except as described above, when the contract value equals zero, to receive any remaining benefit, you may select one of the following:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.

If you do not select an option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis until the date of death of the surviving spouse.

What happens to MarketLock and MarketLock For Two upon a spousal continuation?

MARKETLOCK
A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals, if eligible, because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary

Value. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered Eligible Purchase Payments. However, spousal continuation contributions are included in the calculation of Anniversary Values for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

MARKETLOCK FOR TWO
The components of the feature will not change as a result of a spousal continuation. A Continuing Spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock For Two Summary Table above based on the age of the younger spouse when the first withdrawal was taken and based on the MAV Benefit Base at the time of spousal continuation. Alternatively, if contract value is greater than zero, a Continuing Spouse may make a death claim under the death provisions of the contract and terminate the contract and the MarketLock For Two feature.

If spousal continuation occurs during the MAV Evaluation Period, the Continuing Spouse will continue to receive any upward adjustments due to market gains to the MAV Benefit Base during the period and any spousal continuation contribution is included in the Anniversary Value. However, spousal continuation contributions are not considered to be Eligible Purchase Payments. In addition, the Continuing Spouse will be eligible to extend the MAV Evaluation Period upon the expiration of the initial period. PLEASE SEE "CAN I EXTEND THE MAV EVALUATION PERIOD BEYOND 10 YEARS?" ABOVE.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Two upon the death of the second spouse?

No. Upon the death of both spouses, if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death provisions of the contract, which terminates MarketLock For Two.

What happens to MarketLock and MarketLock For Two upon the Latest Annuity Date?

Upon election of any of the options described below, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing Income Payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

MARKETLOCK
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi- annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any option mutually agreeable between you and us.

MARKETLOCK FOR TWO
If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the surviving spouse, if eligible for lifetime withdrawals, even if the MAV Benefit Base is zero; or

     3. Any option mutually agreeable between you and us.

Can MarketLock and MarketLock For Two be cancelled?

MarketLock and MarketLock For Two may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once the feature is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect the feature after cancellation.

Are there circumstances under which MarketLock and MarketLock For Two will automatically terminate?

MARKETLOCK
MarketLock automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

MARKETLOCK FOR TWO
MarketLock For Two automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender of the contract; or

     3. A death benefit is paid and the contract is not continued by the spouse; or

     4. Excess Withdrawals that reduce the contract value to zero which then reduces the MAV Benefit Base to zero; or

     5. Death of surviving original spouse; or

     6. A change in ownership that involves the original owner(s) except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS OVER THE LIFETIME OF YOUR SPOUSE ARE TERMINATED?"*

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock For Two. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock For Two. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals over the lifetime of your spouse are terminated?

Under any of the following circumstances, MarketLock For Two will provide a guarantee for your lifetime and not the lifetime of your spouse:

     1. One of the two original owners is removed from the contract; or

     2. The original spousal beneficiary is removed or replaced; or

     3. The original spousal joint owner or spousal beneficiary is removed or replaced upon divorce; or

     4. The original spousal joint owners or spousal beneficiary are no longer married at the time of death of the first spouse.

Under these circumstances, the original remaining owner continues to pay the fee for MarketLock For Two and receives the Benefit for his/her lifetime only, or may choose to terminate the feature as described under "CAN MARKETLOCK AND MARKETLOCK FOR TWO BE CANCELLED?"

POLARIS INCOME REWARDS

Polaris Income Rewards is an optional guaranteed withdrawal benefit that guarantees an income stream based on all Purchase Payments made into your contract during the first 90 days after contract issue, with an opportunity for a Step-Up Amount, adjusted for withdrawals during that period (the "Benefit"). Polaris Income Rewards does not guarantee investment gains nor does it guarantee a withdrawal of any subsequent Purchase Payments made after the 90th day following the contract issue date. This feature does not guarantee lifetime income payments.

In order to determine the Benefit, we calculate each of the components as described below. The Benefit's components and value may vary depending on the option you chose. The earliest date you may begin taking withdrawals under the Benefit is the BENEFIT AVAILABILITY DATE. Each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date is considered a BENEFIT YEAR.

POLARIS INCOME REWARDS SUMMARY:

---------------------------------------------------------------------------------------------------------
                                                                                              MINIMUM
                                                                                             WITHDRAWAL
                                                                                            PERIOD* (IF
                                                                                              MAXIMUM
                                                                             MAXIMUM           ANNUAL
                                           BENEFIT                            ANNUAL         WITHDRAWAL
                          MAXIMUM        AVAILABILITY       STEP-UP         WITHDRAWAL      AMOUNT TAKEN
       OPTION           ELECTION AGE         DATE            AMOUNT       PERCENTAGE***      EACH YEAR)
---------------------------------------------------------------------------------------------------------
          1              Age 80 or         3 years          10%* of           10% of          11 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          2              Age 80 or         5 years          20%* of           10% of          12 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------
          3              Age 70 or         10 years         50%** of          10% of          15 years
                       younger on the     following        Withdrawal       Withdrawal
                       contract issue   contract issue    Benefit Base     Benefit Base
                            date             date
---------------------------------------------------------------------------------------------------------


* If you elect Option 1 or 2 and take a withdrawal prior to the Benefit Availability Date, you will not receive a Step-Up Amount. The Minimum Withdrawal Period for Options 1 and 2 will be 10 years if you do not receive a Step-Up Amount.

** If you elect Option 3 and take a withdrawal prior to the Benefit Availability Date, you will receive a reduced Step-Up Amount of 30% of the Withdrawal Benefit Base. The Minimum Withdrawal Period will be 13 years if you receive a reduced Step-Up Amount.

*** For contract holders subject to annual required minimum distributions, the Maximum Annual Withdrawal Amount will be the greater of: (1) the amount indicated in the table above; or (2) the annual required minimum distribution amount associated with your contract value only. Required minimum distributions may reduce your Minimum Withdrawal Period.

How are the components for Polaris Income Rewards calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments made to the contract during the first 90 days after your contract issue date, adjusted for any withdrawals before the Benefit Availability Date in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions, if applicable.

Second, we determine the WITHDRAWAL BENEFIT BASE. On the Benefit Availability Date, the Withdrawal Benefit Base equals the sum of all Eligible Purchase Payments.

Third, we determine the STEP-UP AMOUNT, if any, which is calculated as a specified percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base on the Benefit Availability Date. The Step-Up Amount is not considered a Purchase Payment and cannot be used in calculating any other benefits, such as death benefits, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE, which is the total amount available for withdrawal under the feature and is used to calculate the minimum time period over which you may take withdrawals under the Polaris Income Rewards feature. The Stepped-Up Benefit Base equals the Withdrawal Benefit Base plus the Step-Up Amount, if any.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which is a stated percentage (listed in the Polaris Income Rewards Summary table above) of the Withdrawal Benefit Base and represents the maximum amount of withdrawals that are available under this feature each Benefit Year after the Benefit Availability Date.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the Polaris Income Rewards feature. The Minimum Withdrawal Period is calculated by dividing the Stepped-Up Benefit Base by the Maximum Annual Withdrawal Amount.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed as a percentage of the Withdrawal Benefit Base. The fee will be calculated and deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios.

The fee is as follows:

------------------------------------------------------------------------
                   CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                     0-7 years                              0.65%
------------------------------------------------------------------------
                    8-10 years                              0.45%
------------------------------------------------------------------------
                        11+                                 None
------------------------------------------------------------------------

What are the effects of withdrawals on Polaris Income Rewards?

Withdrawals after the Benefit Availability Date equal to or less than the Maximum Annual Withdrawal Amount generally reduce the Benefit by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount will reduce the Benefit in the same proportion that the contract value was reduced at the time of the withdrawal. This means if investment performance is down and contract value is reduced, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a greater reduction of the Benefit. The impact of withdrawals and the effect on each component of Polaris Income Rewards are further explained through the calculations below:

     WITHDRAWAL BENEFIT BASE: Withdrawals prior to the Benefit Availability Date reduce the Withdrawal Benefit Base in the same proportion that the contract value was reduced at the time of the withdrawal. Withdrawals prior to the Benefit Availability Date also eliminate any Step-Up Amount for Options 1 and 2 and reduce the Step-Up Amount to 30% of the Withdrawal Benefit Base for Option 3. Withdrawals after the Benefit Availability Date will not reduce the Withdrawal Benefit Base until the sum of withdrawals after the Benefit Availability Date exceeds the Step-Up Amount. Thereafter, any withdrawal or portion of a withdrawal will reduce the Withdrawal Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base will be reduced by the amount of the withdrawal, or

     (2) If the withdrawal causes total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the Withdrawal Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the Withdrawal Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

          (b) is the Withdrawal Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     STEPPED-UP BENEFIT BASE: Since withdrawals prior to the Benefit Availability Date eliminate any Step-Up Amount for Options 1 and 2, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base if you take withdrawals prior to the Benefit Availability Date. For Option 3, if you take withdrawals prior to the Benefit Availability Date, the Stepped-Up Benefit Base will be equal to the Withdrawal Benefit Base plus the reduced Step-Up Amount which will be 30% of the Withdrawal Benefit Base, adjusted for such withdrawals. If you do not take withdrawals prior to the Benefit Availability Date, you will receive the entire Step-Up Amount and the Stepped-Up Benefit Base will equal the Withdrawal Benefit Base plus the Step-Up Amount.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount will reduce the Stepped-Up Benefit Base by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount (in that Benefit Year) reduces the Stepped-Up Benefit Base to the lesser of (a) or (b), where:

     (a) is the Stepped-Up Benefit Base immediately prior to the withdrawal minus the amount of the withdrawal, or;

     (b) is the Stepped-Up Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated at the start of the next Benefit Year. The new Maximum Annual Withdrawal Amount will equal the Stepped-Up Benefit Base on that Benefit Year anniversary divided by the Minimum Withdrawal Period on that Benefit Year anniversary. The new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amounts.

     MINIMUM WITHDRAWAL PERIOD: After each withdrawal, a new Minimum Withdrawal Period is calculated. If total withdrawals in a Benefit Year are less than or equal to the current Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Stepped-Up Benefit Base after the withdrawal, divided by the current Maximum Annual Withdrawal Amount.

     During any Benefit Year in which the sum of withdrawals exceeds the Maximum Annual Withdrawal Amount, the new Minimum Withdrawal Period equals the Minimum Withdrawal Period calculated at the end of the prior Benefit Year reduced by one year.

What happens if my contract value is reduced to zero with Polaris Income
Rewards?

If the contract value is zero but the Stepped-Up Benefit Base is greater than zero, a Benefit remains payable under the feature until the Stepped-Up Benefit Base is zero. However, the contract and its features and other benefits will be terminated once the contract value equals zero. Once the contract is terminated, you may not make subsequent Purchase Payments and no death benefit or future annuitization payments are available. Therefore, under adverse market conditions, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

To receive your remaining Benefit, you may select one of the following options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the Stepped-Up Benefit Base equals zero; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any option mutually agreeable between you and us.

If you do not select an option, the remaining Benefit will be paid as the current Maximum Annual Withdrawal Amount on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, continuation contributions are not considered to be Eligible Purchase Payments.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates Polaris Income Rewards. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Stepped-Up Benefit Base is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The components of the feature will not change.

Can Polaris Income Rewards be cancelled?

Once you elect Polaris Income Rewards, you may not cancel the feature. However, there is no charge for Polaris Income Rewards after the 10th contract anniversary.

Additionally, the feature automatically terminates upon the occurrence of one of the following:

     1. The Stepped-Up Benefit Base is equal to zero; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid; or

     5. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

What happens to Polaris Income Rewards upon the Latest Annuity Date?

If your contract value and Stepped-Up Benefit Base are greater than zero, and you begin the Income Phase upon or before the Latest Annuity Date, you will not receive the benefit of any remaining guaranteed withdrawals under the feature. Your annuity income payments will be calculated using your contract value and the selected income option.

WITHDRAWALS UNDER THIS FEATURE ARE TREATED LIKE ANY OTHER WITHDRAWAL FOR THE PURPOSE OF REDUCING THE CONTRACT VALUE, FREE WITHDRAWAL AMOUNTS AND ALL OTHER BENEFITS, FEATURES AND CONDITIONS OF YOUR CONTRACT.

If you elect Polaris Income Rewards and need to take withdrawals or are required to take required minimum distributions ("RMD") under the Internal Revenue Code from your contract prior to the Benefit Availability Date, you should know that such withdrawals may negatively affect the value of the Benefit.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you set up RMDs and have elected this feature, your withdrawals must be automated and will not be recalculated on an annual basis.

CAPITAL PROTECTOR

Capital Protector is an optional guaranteed minimum accumulation benefit. The feature provides a one-time adjustment ("Benefit") to your contract in the event that your contract value on the 10th contract anniversary ("Benefit Date") is less than the Purchase Payments made in the contract's first 90 days.

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Spousal continuation contributions, if applicable, are not considered Purchase Payments and are not used in the calculation of the Benefit Base.

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The entire fee will be calculated and deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to the Benefit Date. Once the feature is terminated, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

For contracts issued in New York and Washington, the entire fee will be calculated and deducted from the portion of your contract value allocated to the Variable Portfolios each quarter through the first 10 full contract years.

The fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-5                                 0.65%
------------------------------------------------------------------------
                  6-10                                 0.45%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


For contracts issued in Oregon and Washington, the fee is as follows:

------------------------------------------------------------------------
              CONTRACT YEAR                       ANNUALIZED FEE
------------------------------------------------------------------------
                   0-7                                 0.65%
------------------------------------------------------------------------
                  8-10                                 0.30%
------------------------------------------------------------------------
                   11+                                 none
------------------------------------------------------------------------


If your spouse chooses to continue this contract upon your death, this feature cannot be terminated and the fee will continue to be charged. The Benefit Date will not change as a result of a spousal continuation.

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector will not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if you are approaching the Benefit Date and your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          APPENDIX F - MARKETLOCK INCOME PLUS EXTENSION PARAMETERS FOR
                    CONTRACTS PURCHASED PRIOR TO MAY 3, 2009

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             MARKETLOCK INCOME PLUS
                              EXTENSION PARAMETERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The information below is important to you if you purchased a contract between MAY 1, 2008 AND MAY 3, 2009 and you elected the MARKETLOCK INCOME PLUS living benefit. As described in the prospectus you received when you purchased the contract, the initial Income Base Evaluation Period and initial Income Credit Period end after the fifth contract year. On or about your fifth contract anniversary you will have an opportunity to extend both the Income Base Evaluation Period and the Income Credit Period (the "Extension") for an additional five years. In choosing the Extension, your fee and investment requirements will change as detailed below. No other parameters or terms of your current benefit will change as a result of the Extension.


If you do not wish to elect the Extension, no further action is required by you. Your benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the Income Base Evaluation Period. You will also have the same investment requirements. However, your Income Base will no longer be adjusted for higher anniversary values or income credits. Please note that if you do not elect the Extension when it is offered, you will not be permitted to extend the Income Base Evaluation and Income Credit Periods in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock Income Plus living benefit you elected at the time of purchase, please see the APPENDIX E -- LIVING BENEFITS FOR CONTRACTS ISSUED PRIOR TO JANUARY 19, 2010.

How do I elect the Extension?


To elect the Extension, you must complete the Election Form you will receive. The terms of the Extension for contracts purchased between May 1, 2008 and May 3, 2009 are detailed below. The Income Base Evaluation Period and the Income Credit Period may both be extended for an additional 5 year period.


What is the fee if I elect the Extension?


If you elect the Extension, the fee for the living benefit will be increased by 0.25% as follows:


-------------------------------------------------------
    NUMBER OF           CURRENT         ANNUALIZED FEE
 COVERED PERSONS     ANNUALIZED FEE    AFTER EXTENSION
-------------------------------------------------------
       One                0.95%              1.20%
-------------------------------------------------------
       Two                1.20%              1.45%
-------------------------------------------------------



What are the investment requirements if I elect the Extension?



The Investment Requirements for the Extension are different from, and are more restrictive than, the investment requirements of your current MarketLock Income Plus living benefit. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



----------------------------------------------------------------

-------------
   Option 1   Up to 50% in one or more of the following:
                American Funds Asset Allocation SAST
                Asset Allocation
                Balanced (JPM)
                Franklin Income VIP Fund
                Managed Allocation Balanced
                Managed Allocation Moderate
                Managed Allocation Moderate Growth
                MFS Total Return

              Up to 100% in one or more of the following:
                SunAmerica Dynamic Allocation Portfolio
                SunAmerica Dynamic Strategy Portfolio
                Cash Management Portfolio
----------------------------------------------------------------

   Option 2   25% SunAmerica Dynamic Allocation Portfolio and
              25% SunAmerica Dynamic Strategy Portfolio and

              50% in one of the following:
                Polaris Portfolio Allocator Models:
                Model 1, Model 2 or Model 3
                or
                50%-50% Combination Models:
                Model 1, Model 2 or Model 3
----------------------------------------------------------------




As a reminder, you also have the option to cancel your MarketLock Income Plus living benefit on your fifth or tenth anniversaries, or any anniversary after the tenth. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock Income Plus living benefit and you will no longer be charged the fee.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

           APPENDIX G - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Certain death benefits are either no longer offered or have changed since first being offered. If your contract was issued prior to May 1, 2010, please see Appendix H for a description of the death benefit calculations and death benefit calculations following a Spousal Continuation for your contract.

The following details the standard and Maximum Anniversary Value death benefits, the Combination HV & Roll-Up death benefit and the EstatePlus death benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, whether Living Benefits were elected, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used, if a Living Benefit had been elected, in describing the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.

The standard death benefit and the optional Maximum Anniversary Value death benefit are calculated differently depending on whether the original Owner had elected one of the Living Benefits, described above.

A. STANDARD AND MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b.  Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus any Continuation Purchase Payments received since that anniversary; and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

THE FOLLOWING DESCRIBES THE STANDARD DEATH BENEFIT AND THE OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:

     1.  STANDARD DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustment after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value.

     2.  OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Purchase Payments reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death, plus Continuation Purchase Payments received since that contract anniversary; and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit with election of a Living Benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

If the original owner elected the Optional Combination HV & Roll-Up Death Benefit and the Continuing Spouse continues the contract on the Continuation Date before their 85th birthday and does not terminate this optional death benefit, the death benefit will be the greatest of:

     1. Contract value; or

     2. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 85th birthday or date of death, plus any Continuation Purchase Payments received since that anniversary and reduced for any withdrawals since that anniversary in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal. The anniversary value for any year is equal to the contract value on the applicable anniversary after the Continuation Date.

     3. Continuation Net Purchase Payments received prior to the Continuing Spouse's 80th birthday accumulated at 5% through the earliest of:

          (a) 15 years after the contract date; or

          (b) The day before the Continuing Spouse's 80th birthday; or

          (c) The Continuing Spouse's date of death, adjusted for Continuation Net Purchase Payments received after the timeframes outlined in
              (a)-(c). Continuation Net Purchase Payments received after the timeframes outlined in (a)-(c) will not accrue at 5%.

If the Continuing Spouse is age 85 or older on the Continuation Date, the death benefit is equal to contract value and the optional Combination HV & Roll-Up Death Benefit fee will no longer be deducted.

If the Continuing Spouse terminates the Combination HV & Roll-Up death benefit on the Continuation Date, the standard death benefit for the Continuing Spouse applies upon his/her death and the fee for the Combination HV & Roll-Up death benefit no longer applies.

C.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Maximum Anniversary Value option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 Years 0-4              25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 5-9              40% of Earnings    65% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------
 Years 10+              50% of Earnings    75% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------------------------------
    CONTRACT YEAR          ESTATEPLUS                         MAXIMUM
      OF DEATH             PERCENTAGE                    ESTATEPLUS BENEFIT
----------------------------------------------------------------------------------------
 All Contract Years     25% of Earnings    40% of Continuation Net Purchase Payments*
----------------------------------------------------------------------------------------


* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

APPENDIX H - DEATH BENEFITS AND SPOUSAL CONTINUATION DEATH BENEFITS FOR
                      CONTRACTS ISSUED PRIOR TO MAY 1, 2010

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

If you elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT or OPTIONAL MAXIMUM ANNIVERSARY DEATH VALUE BENEFIT in the prospectus for details. If original owner of the contract elected the optional Combination HV & Roll-Up death benefit or the optional Maximum Anniversary Value death benefit after May 1, 2009, please see OPTIONAL COMBINATION HV & ROLL-UP DEATH BENEFIT or OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT in APPENDIX G -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.


If you elected the optional EstatePlus death benefit prior to May 1, 2009, please see OPTIONAL ESTATEPLUS BENEFIT in the prospectus for details. If original owner of the contract elected the optional EstatePlus death benefit prior to May 1, 2009, please see OPTIONAL ESTATEPLUS DEATH BENEFIT in APPENDIX G -- DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION in the prospectus for details.


For contracts issued in Washington prior to May 1, 2010, the standard death benefit is only available to contract owners or Continuing Spouses who are age 82 and younger.

DEATH BENEFIT DEFINED TERMS
Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

THE FOLLOWING IS THE DESCRIPTION OF THE STANDARD DEATH BENEFIT FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.

STANDARD DEATH BENEFIT WITHOUT ELECTION OF A LIVING BENEFIT:
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. Net Purchase Payments

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of contract value.

STANDARD DEATH BENEFIT WITH ELECTION OF A LIVING BENEFIT:
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. Purchase Payments reduced by any Withdrawal Adjustment.

If you contract was issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of contract value.

THE FOLLOWING IS A DESCRIPTION OF THE STANDARD DEATH BENEFIT FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED BETWEEN MAY 1, 2009 AND APRIL 30, 2010.

STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITHOUT ELECTION OF A LIVING BENEFIT:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:
     1. Contract value; or
     2. Continuation Net Purchase Payments

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. The lesser of:
          a  Continuation Net Purchase Payments; or
          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

STANDARD DEATH BENEFIT PAYABLE UPON A CONTINUING SPOUSE'S DEATH WITH ELECTION OF A LIVING BENEFIT:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the standard death benefit will be the greater of:
     1. Contract value; or
     2. Continuation Purchase Payments reduced by any Withdrawal Adjustment after the Continuation Date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Continuation Net Purchase Payments; or
          b.  125% of contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.

STANDARD DEATH BENEFIT
If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Net Purchase Payments; or
          b.  125% of Contract value.

OPTIONAL ENHANCED DEATH BENEFITS
If you elected the Purchase Payment Accumulation or the Maximum Anniversary Value death benefit option, the fee is 0.25% of the average daily net asset value allocated to the Variable Portfolios.

PURCHASE PAYMENT ACCUMULATION OPTION
The death benefit is the greatest of:
     1. Contract value; or
     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or
     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

Purchase Payment Accumulation was not available in New York and Washington.

MAXIMUM ANNIVERSARY VALUE OPTION
The death benefit is the greatest of:
     1. Contract value; or
     2. Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments since that anniversary.

If you purchased your contract prior to May 1, 2007, under the Maximum Anniversary Value option, if you die on or after your 90th birthday, the death benefit is equal to your contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of death.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2009.

STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. Continuation Net Purchase Payments.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:
     1. Contract value; or
     2. The lesser of:
          a.  Continuation Net Purchase Payments; or
          b.  125% of the contract value.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

PURCHASE PAYMENT ACCUMULATION OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH
If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:
     1. Contract value; or
     2. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or
     3. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:
     1. Contract value; or
     2. Continuation Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation will no longer be deducted as of the Continuation Date.

Purchase Payment Accumulation was not available in New York and Washington.

MAXIMUM ANNIVERSARY VALUE OPTION PAYABLE UPON CONTINUING SPOUSE'S DEATH
If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:
     1. Contract value; or
     2. Continuation Net Purchase Payments; or
     3. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Continuation Net Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Maximum Anniversary Value option will no longer be deducted as of the Continuation Date.

If the contract was issued prior to May 1, 2007, and the Continuing Spouse is age 86 and older on the Continuation Date or age 90 and older at death, the death benefit is equal to the contract value.

  Please forward a copy (without charge) of the Polaris Choice III Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)


       ----------------------------------------------------------
       Name

       ----------------------------------------------------------
       Address

       ----------------------------------------------------------
       City/State/Zip


Contract Issue Date: -------------------------------------------------------


Date: ------------------------------    Signed: ----------------------------



  Return to: American General Life Insurance Company, Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                   FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                               IN CONNECTION WITH


                            VARIABLE SEPARATE ACCOUNT

                      POLARIS CHOICE III VARIABLE ANNUITY




This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2014, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:



                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570


                                  May 1, 2014

                                TABLE OF CONTENTS



                                                                   PAGE
                                                                   ----
Separate Account and the Company.................................    3

General Account..................................................    4

Master-Feeder Structure..........................................    5

Information Regarding the Use of the Volatility Index ("VIX")....    6

Performance Data ................................................    7

Annuity Income Payments .........................................   10

Annuity Unit Values .............................................   11

Taxes............................................................   14

Broker-Dealer Firms Receiving Revenue Sharing Payments ..........   25

Distribution of Contracts........................................   26

Financial Statements.............................................   26


                        SEPARATE ACCOUNT AND THE COMPANY
                        --------------------------------

     American General Life Insurance Company ("AGL" or the "Company") is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation. American International Group is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contacts are the Company's, and American International Group has no legal obligation to back those commitments.

     On December 31, 2012, SunAmerica Annuity and Life Assurance Company ("SunAmerica Annuity"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), American General Life Insurance Company of Delaware ("AGLD"), SunAmerica Life Insurance Company ("SALIC") and Western National Life Insurance Company, ("WNL"), affiliates of American General Life Insurance Company, merged with and into American General Life Insurance Company ("Merger"). Prior to this date, the Polaris Choice III contracts were issued by SunAmerica Annuity in all states except New York.

     Variable Separate Account ("Separate Account") was originally established by Anchor National Life Insurance Company ("Anchor National") under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. Effective March 1, 2003, Anchor National changed its name to AIG SunAmerica Life Assurance Company ("SunAmerica Life"). Effective July 20, 2009, SunAmerica Life changed its name to SunAmerica Annuity and Life Assurance Company. These were name changes only and did not affect the substance of any contract. Prior to December 31, 2012, the Separate Account was a separate account of SunAmerica Annuity. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, the Separate Account was transferred to and became a Separate Account of AGL under Texas law.

     The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

     The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

     The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the underlying funds. Values allocated to the Separate Account and the amount of variable Annuity Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Annuity Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Annuity Income Payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Annuity Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Annuity Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Annuity Income Payments).


                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the DCA accounts available in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                            MASTER-FEEDER STRUCTURE
                            -----------------------

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, and American Funds Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").


Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.


SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the Underlying Fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

   o Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

   o Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


          INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard
& Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.

                                PERFORMANCE DATA
                                ----------------

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

CASH MANAGEMENT PORTFOLIO

     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

          Base Period Return = (EV-SV-CMF)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 365/7 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Portfolio's yield may become negative, which may result in a decline in value of your investment.


OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the Separate Account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following pages, both with and without an assumed complete redemption at the end of the stated period.


These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

POLARIS PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The Separate Account also computes "total return" data for each of the Polaris Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Polaris Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each evaluation date. The model inception date is the date when the model was first offered for investment.

                            ANNUITY INCOME PAYMENTS
                            -----------------------

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

     The initial Annuity Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Annuity Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Annuity Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Annuity Income Payment. The number of Annuity Units determined for the first variable Annuity Income Payment remains constant for the second and subsequent monthly variable Annuity Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is the same as that determined above for the first monthly payment.

     For variable Annuity Income Payments, the amount of the second and each subsequent monthly Annuity Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Annuity Income Payment is due.

                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Annuity Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Annuity Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Annuity Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Annuity Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Annuity Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Annuity Income Payment date is $13.327695.

     P's first variable Annuity Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Annuity Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Annuity Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Annuity Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Annuity Income Payments are computed in a manner similar to the second variable Annuity Income Payment.

     Note that the amount of the first variable Annuity Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Annuity Income Payments.

                                      TAXES
                                      -----

GENERAL

Note: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS



If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other purchase payments and earnings in the contract. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:



    -  after attaining age 591/2;



    -  when paid to your beneficiary after you die;



    -  after you become disabled (as defined in the Code);



    - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 591/2, whichever is later;

    -  under an immediate annuity contract;



    - which are attributable to Purchase Payments made prior to August 14, 1982.



On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers).
An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.



TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS


Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

     - payments to certain reservists called up for active duty after September 11, 2001; and

     - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or transferred to another eligible plan in a direct trustee-to- trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or,
(2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).


Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn.

The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2014 is the lesser of 100% of includible compensation or $17,500. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $5,500 in 2014 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2014 may not exceed the lesser of $52,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.


On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.


The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.


The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2014 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2014. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income, The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2014 of less than $96,000, your contribution may be fully deductible; if your income is between $96,000 and $116,000, your contribution may be partially deductible and if your income is $116,000 or more, your contribution may not be deductible. If you are single and your income in 2014 is less than $60,000, your contribution may be fully deductible; if your income is between $60,000 and $70,000, your contribution may be partially deductible and if your income is $70,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2014 is between $181,000 and $191,000, your contribution may be partially deductible.

(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2014 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2014. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2014 is less than:
$181,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $114,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)


Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS
             ------------------------------------------------------


The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that we believe received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2013, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.

BancWest Investment Services, Inc.
Capital Investment Group, Inc
CCO Investment Services Corporation
Cetera Advisor Network LLC
Cetera Advisors LLC
Cetera Investment Services LLC
cfd Investments, Inc
Citigroup Global Markets Inc.
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Fifth Third Securities, Inc.
FSC Securities Corp.
Infinex Investments, Inc.
ING Financial Partners, Inc.
Investacorp, Inc
Investment Professionals, Inc.
Janney Montgomery Scott LLC.
J.J.B. Hilliard, W.L. Lyons, Inc.
James Borello & Co
Lincoln Financial Advisor
Lincoln Financial Securities
LPL Financial Corporation
Morgan Stanley & Co., Incorporated
M&T Securities, Inc.
NEXT Financial Group, Inc.
Raymond James & Associates
Raymond James Financial
RBC Capital Markets Corporation
Royal Alliance Associates, Inc.
SagePoint Financial, Inc.
Sammons Securities Co. LLC
Santander Securities LLC
Securities America, Inc.
Signator Investors/John Hancock Financial Network
Triad Advisors, Inc
UBS Financial Services Inc.
UnionBanc Investment Services
United Planners Financial Services of
 America BBVA Compass Investment Solutions, Inc.
U.S. Bancorp Investments, Inc.
Wells Fargo Advisor, LLC
Wescom Financial Services


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                            DISTRIBUTION OF CONTRACTS
                            -------------------------


The contracts are offered on a continuous basis through AIG Capital
Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and
AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.


                              FINANCIAL STATEMENTS
                              --------------------

     PricewaterhouseCoopers LLP, located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, serves as the independent registered public accounting firm for Variable Separate Account, American General Life Insurance Company ("AGL") and American International Group, Inc.


     You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

     The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2013 and the results of its operations and the changes in its net assets for each of the periods indicated



     - Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2013, 2012 and 2011

     The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION


     On February 18, 2014, American International Group, Inc. and the Company entered into an Amended and Restated Unconditional Capital Maintenance Agreement. As a result, the financial statements of American International Group, Inc. are incorporated by reference below. American International Group, Inc. does not underwrite any contracts referenced herein.


     The following financial statements are incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:


     - Consolidated Financial Statements and Financial Statement Schedules and management's assessment of the effectiveness of internal control over financial reporting (which is included in Management's Report on Internal Control over Financial Reporting) which appears in American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2013


     The following financial statements are also incorporated by reference in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers, independent accountants, given on the authority of said firm as experts in auditing and accounting:


     - Consolidated Financial Statements of AIA Group Limited incorporated by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2013

AMERICAN GENERAL
Life Companies

                                                       Variable Separate Account
                                         American General Life Insurance Company

                                                                            2013

                                                                   Annual Report

                                                               December 31, 2013

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
American General Life Insurance Company and Contract Owners of
American General Life Insurance Company Variable Separate Account

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 1 of the American General Life Insurance Company Variable Separate Account at December 31, 2013, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of American General Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investment securities at December 31, 2013 by correspondence with the mutual fund companies, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP

April 25, 2014

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2013

                             Investment     Due from (to)                                                            Net assets
                            securities -   American General                                     Contract owners -  attributable to
                                 at         Life Insurance                   Contract owners -    accumulation     contract owner
Sub-accounts                 fair value        Company         Net Assets    annuity reserves       reserves          reserves
-------------------------  --------------  -----------------  -------------  ----------------  ------------------  ----------------
Lord Abbett Growth
   and Income
   Portfolio Class
   VC                      $  266,902,764  $         (8,176) $  266,894,588  $         432,462  $     266,462,126  $   266,894,588
American Funds
   Growth- Income
   Fund Class 2               352,199,103            (8,873)    352,190,230            553,473        351,636,757      352,190,230
American Funds
   Growth- Income
   Fund Class 3               193,255,373                 -     193,255,373          6,771,702        186,483,671      193,255,373
American Funds
   Growth Fund Class 2        340,146,937                 -     340,146,937            532,022        339,614,915      340,146,937
American Funds
   Growth Fund Class 3        215,982,019                 -     215,982,019          5,461,506        210,520,513      215,982,019
American Funds High-
   Income Bond Fund
   Class 3                     18,994,525                 -      18,994,525            626,980         18,367,545       18,994,525
Lord Abbett Mid Cap
   Stock Portfolio
   Class VC                    25,275,232                 -      25,275,232             59,380         25,215,852       25,275,232
American Funds Asset
   Allocation Fund
   Class 2                     78,386,495           (14,166)     78,372,329            192,436         78,179,893       78,372,329
American Funds Asset
   Allocation Fund
   Class 3                     42,459,364                 -      42,459,364            947,838         41,511,526       42,459,364
American Funds
   Global Growth
   Fund Class 2               256,137,760                 -     256,137,760            359,049        255,778,711      256,137,760
American Funds Cash
   Management Fund
   Class 3                      7,979,244                 -       7,979,244            380,167          7,599,077        7,979,244
American Funds
   International
   Fund Class 3                46,122,250                 -      46,122,250            771,968         45,350,282       46,122,250
American Funds US
   Government
   AAA-Rated
   Securities Fund
   Class 3                     14,411,049                 -      14,411,049            368,300         14,042,749       14,411,049
Principal Equity
   Income Account
   Class 1                     17,612,822                 -      17,612,822            234,142         17,378,680       17,612,822
Principal Equity
   Income Account
   Class 2                     10,491,880                 -      10,491,880                  -         10,491,880       10,491,880
Principal LargeCap
   Blend Account II
   Class 1                      1,857,347                 -       1,857,347              2,565          1,854,782        1,857,347
Principal LargeCap
   Blend Account II
   Class 2                        628,109                 -         628,109                  -            628,109          628,109
Principal LargeCap
   Growth Account
   Class 1                        696,135                 -         696,135                  -            696,135          696,135
Principal LargeCap
   Growth Account
   Class 2                        460,573                 -         460,573                  -            460,573          460,573
Principal Income
   Account Class 1              6,068,394                 -       6,068,394              2,427          6,065,967        6,068,394
Principal Income
   Account Class 2              3,052,453                 -       3,052,453            183,195          2,869,258        3,052,453
Principal
   Diversified
   International
   Account Class 1              1,489,308                 -       1,489,308            158,391          1,330,917        1,489,308
Principal
   Diversified
   International
   Account Class 2                528,508                 -         528,508                  -            528,508          528,508
Principal Money
   Market Account
   Class 1                      1,288,528                 -       1,288,528                848          1,287,680        1,288,528
Principal Money
   Market Account
   Class 2                        839,867                 -         839,867             44,325            795,542          839,867
Principal Real
   Estate Securities
   Account Class 1                569,391                 -         569,391                  -            569,391          569,391
Principal Real
   Estate Securities
   Account Class 2                254,164                 -         254,164                  -            254,164          254,164
Principal SAM
   Balanced
   Portfolio Class 1           45,713,970                 -      45,713,970             22,672         45,691,298       45,713,970
Principal SAM
   Balanced
   Portfolio Class 2           40,472,400                 -      40,472,400             91,519         40,380,881       40,472,400
Principal SAM
   Conservative
   Balanced
   Portfolio Class 1            4,758,976                 -       4,758,976              9,285          4,749,691        4,758,976
Principal SAM
   Conservative
   Balanced
   Portfolio Class 2            5,710,598                 -       5,710,598                  -          5,710,598        5,710,598
Principal SAM
   Conservative
   Growth Portfolio
   Class 1                     22,666,090                 -      22,666,090             75,664         22,590,426       22,666,090
Principal SAM
   Conservative
   Growth Portfolio
   Class 2                     22,783,372                 -      22,783,372                  -         22,783,372       22,783,372
Principal SAM
   Flexible Income
   Portfolio Class 1            8,658,858                 -       8,658,858             39,713          8,619,145        8,658,858
Principal SAM
   Flexible Income
   Portfolio Class 2            8,488,777                 -       8,488,777            154,523          8,334,254        8,488,777
Principal SAM
   Strategic Growth
   Portfolio Class 1            5,854,141                 -       5,854,141             65,973          5,788,168        5,854,141
Principal SAM
   Strategic Growth
   Portfolio Class 2            9,481,336                 -       9,481,336                  -          9,481,336        9,481,336
Principal Short-
   Term Income
   Account Class 1                937,075                 -         937,075              3,639            933,436          937,075
Principal Short-
   Term Income
   Account Class 2                791,922                 -         791,922                  -            791,922          791,922
Principal SmallCap
   Growth Account II
   Class 1                        579,563                 -         579,563              1,237            578,326          579,563
Principal SmallCap
   Growth Account II
   Class 2                        265,263                 -         265,263                  -            265,263          265,263
Principal SmallCap
   Value Account I
   Class 1                        260,783                 -         260,783                  -            260,783          260,783
Principal SmallCap
   Value Account I
   Class 2                        110,730                 -         110,730                  -            110,730          110,730
Principal Government
   & High Quality
   Bond Class 1                 3,324,472                 -       3,324,472              3,892          3,320,580        3,324,472
Principal Government
   & High Quality
   Bond Class 2                   909,719                 -         909,719                  -            909,719          909,719
Principal PVC
   Capital
   Appreciation
   Account Class 1             10,659,059                 -      10,659,059            246,617         10,412,442       10,659,059
Principal PVC
   Principal Capital
   Appreciation
   Account Class 2              1,919,921                 -       1,919,921                  -          1,919,921        1,919,921
Principal PVC MidCap
   Blend Acct Class 1           2,250,808                 -       2,250,808              1,594          2,249,214        2,250,808
Principal PVC MidCap
   Blend Acct Class 2             700,580                 -         700,580                  -            700,580          700,580
Columbia VP Income
   Opportunities
   Fund Class 1                18,377,700                 -      18,377,700              3,337         18,374,363       18,377,700
Columbia VP Asset
   Allocation Fund
   Class 1                        793,248                 -         793,248                  -            793,248          793,248
 Columbia VP -
   Dividend
   Opportunity Fund
   Class 1                      2,499,869                 -       2,499,869                  -          2,499,869        2,499,869
Columbia VP Mid Cap
   Growth
   Opportunity Fund
   Class 1                        478,365                 -         478,365                  -            478,365          478,365
Columbia VP Small
   Company Growth
   Fund Class 1                 1,045,736                 -       1,045,736                  -          1,045,736        1,045,736
Invesco VI American
   Franchise Fund
   Series II                   21,494,962                 -      21,494,962              7,281         21,487,681       21,494,962
Invesco VI Comstock
   Fund Series II             384,187,587                 -     384,187,587             39,730        384,147,857      384,187,587
Invesco VI Growth
   and Income Fund
   Series II                  559,065,143                 -     559,065,143            341,516        558,723,627      559,065,143
Franklin Income
   Securities Fund
   Class 2                    150,921,881                 -     150,921,881                  -        150,921,881      150,921,881
Franklin Templeton
   VIP Founding
   Funds Allocations
   Fund Class 2                52,738,368                 -      52,738,368                  -         52,738,368       52,738,368
Columbia VP Marsico
   Focused Equities
   Fund Class 1                32,381,678                 -      32,381,678              7,034         32,374,644       32,381,678
Columbia VP Marsico
   21st Century Fund
   Class 1                      1,142,130                 -       1,142,130                  -          1,142,130        1,142,130
Columbia VP Marsico
   Growth Fund Class 1          2,344,258                 -       2,344,258                  -          2,344,258        2,344,258
Columbia VP Marsico
   International
   Opportunities
   Fund Class 2                 2,183,096                 -       2,183,096                  -          2,183,096        2,183,096
Sterling Capital
   Select Equity VIF            1,036,586                 -       1,036,586                  -          1,036,586        1,036,586
Sterling Capital
   Special
   Opportunities VIF           10,830,520                 -      10,830,520                  -         10,830,520       10,830,520
Sterling Capital
   Total Return Bond
   VIF                          6,373,390                 -       6,373,390                  -          6,373,390        6,373,390
AST Growth Portfolio
   Class 1                     90,632,280                 -      90,632,280            640,264         89,992,016       90,632,280
AST Growth Portfolio
   Class 2                     25,167,652                 -      25,167,652             17,956         25,149,696       25,167,652
AST Growth Portfolio
   Class 3                    113,886,341                 -     113,886,341            397,481        113,488,860      113,886,341
AST Government and
   Quality Bond
   Portfolio Class 1           91,347,684                 -      91,347,684            666,408         90,681,276       91,347,684
AST Government and
   Quality Bond
   Portfolio Class 2           42,659,536                 -      42,659,536            170,974         42,488,562       42,659,536
AST Government and
   Quality Bond
   Portfolio Class 3          599,998,696                 -     599,998,696            340,211        599,658,485      599,998,696
AST Capital
   Appreciation
   Portfolio Class 1          308,056,100                 -     308,056,100          1,741,639        306,314,461      308,056,100
AST Capital
   Appreciation
   Portfolio Class 2           53,896,333                 -      53,896,333             87,740         53,808,593       53,896,333
AST Capital
   Appreciation
   Portfolio Class 3          454,840,165                 -     454,840,165            520,842        454,319,323      454,840,165

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED


                            Investment       Due from (to)                                                           Net assets
                           securities -    American General                                     Contract owners -  attributable to
                                at          Life Insurance                   Contract owners -     accumulation     contract owner
Sub-accounts                fair value          Company      Net Assets      annuity reserves       reserves          reserves
--------------------------  -------------  ----------------  --------------  -----------------  -----------------  --------------
AST Natural
   Resources
   Portfolio Class 1       $   44,152,161  $              -  $   44,152,161  $         120,580  $      44,031,581  $    44,152,161
AST Natural
   Resources
   Portfolio Class 2           10,503,909                 -      10,503,909             16,698         10,487,211      10,503,909
AST Natural
   Resources
   Portfolio Class 3          108,369,729                 -     108,369,729             51,642        108,318,087     108,369,729
SAST Small Company
   Value Portfolio
   Class 3                    210,934,543                 -     210,934,543             22,966        210,911,577     210,934,543
SAST Mid-Cap Growth
   Portfolio Class 1           40,169,622                 -      40,169,622            206,509         39,963,113      40,169,622
SAST Mid-Cap Growth
   Portfolio Class 2           17,850,590                 -      17,850,590             12,646         17,837,944      17,850,590
SAST Mid-Cap Growth
   Portfolio Class 3          116,935,074                 -     116,935,074             64,773        116,870,301     116,935,074
SAST Capital Growth
   Portfolio Class 1            5,594,508                 -       5,594,508             30,411          5,564,097       5,594,508
SAST Capital Growth
   Portfolio Class 2            2,079,030                 -       2,079,030                -            2,079,030       2,079,030
SAST Capital Growth
   Portfolio Class 3           46,442,265                 -      46,442,265                946         46,441,319      46,442,265
SAST Blue Chip
   Growth Portfolio
   Class 1                      7,363,497                 -       7,363,497             90,083          7,273,414       7,363,497
SAST Blue Chip
   Growth Portfolio
   Class 2                      3,022,372                 -       3,022,372                -            3,022,372       3,022,372
SAST Blue Chip
   Growth Portfolio
   Class 3                     78,662,929                 -      78,662,929             21,915         78,641,014      78,662,929
SAST Growth
   Opportunities
   Portfolio Class 1           11,433,943                 -      11,433,943             17,106         11,416,837      11,433,943
SAST Growth
   Opportunities
   Portfolio Class 2            4,007,411                 -       4,007,411                -            4,007,411       4,007,411
SAST Growth
   Opportunities
   Portfolio Class 3          183,849,459                 -     183,849,459              3,598        183,845,861     183,849,459
SAST Technology
   Portfolio Class 1            9,002,990                 -       9,002,990             44,097          8,958,893       9,002,990
SAST Technology
   Portfolio Class 2            2,719,453                 -       2,719,453             13,259          2,706,194       2,719,453
SAST Technology
   Portfolio Class 3           24,372,613                 -      24,372,613                312         24,372,301      24,372,613
SAST Marsico
   Focused Growth
   Portfolio Class 1           16,978,777                 -      16,978,777             37,801         16,940,976      16,978,777
SAST Marsico
   Focused Growth
   Portfolio Class 2           14,745,650                 -      14,745,650             19,567         14,726,083      14,745,650
SAST Marsico
   Focused Growth
   Portfolio Class 3          109,092,849                 -     109,092,849                -          109,092,849     109,092,849
SAST Small & Mid
   Cap Value
   Portfolio Class 2           20,393,339                 -      20,393,339              4,884         20,388,455      20,393,339
SAST Small & Mid
   Cap Value
   Portfolio Class 3          517,039,466                 -     517,039,466            226,913        516,812,553     517,039,466
SAST Foreign Value
   Portfolio Class 2           24,841,804                 -      24,841,804             22,389         24,819,415      24,841,804
SAST Foreign Value
   Portfolio Class 3          529,074,266                 -     529,074,266            128,159        528,946,107     529,074,266
SAST VCP Value
   Portfolio Class 3           54,020,433                 -      54,020,433                -           54,020,433      54,020,433
SAST VCP Total
   Return Balanced
   Portfolio Class 3           51,642,050                 -      51,642,050                -           51,642,050      51,642,050
SAST Protected
   Asset Allocation
   SAST Portfolio
   Class 3                    105,219,286                 -     105,219,286                -          105,219,286     105,219,286
SAST American Funds
   Growth Portfolio
   Class 3                    298,538,080                 -     298,538,080              3,579        298,534,501     298,538,080
SAST American Funds
   Global Growth
   Portfolio Class 3          452,930,380                 -     452,930,380             15,306        452,915,074     452,930,380
SAST American Funds
   Growth-Income
   Portfolio Class 3          238,480,333                 -     238,480,333             51,558        238,428,775     238,480,333
SAST American Funds
   Asset Allocation
   Portfolio Class 3          151,830,987                 -     151,830,987            189,478        151,641,509     151,830,987
SAST Cash
   Management
   Portfolio Class 1           41,819,465                 -      41,819,465            125,266         41,694,200      41,819,465
SAST Cash
   Management
   Portfolio Class 2           14,481,861                 -      14,481,861              7,456         14,474,405      14,481,861
SAST Cash
   Management
   Portfolio Class 3          155,470,211                 -     155,470,211            314,139        155,156,072     155,470,211
SAST Corporate Bond
   Portfolio Class 1           80,677,033                 -      80,677,033            676,712         80,000,321      80,677,033
SAST Corporate Bond
   Portfolio Class 2           23,787,994                 -      23,787,994            790,294         22,997,700      23,787,994
SAST Corporate Bond
   Portfolio Class 3          646,977,548                 -     646,977,548            315,647        646,661,901     646,977,548
SAST Global Bond
   Portfolio Class 1           34,673,951                 -      34,673,951            149,563         34,524,388      34,673,951
SAST Global Bond
   Portfolio Class 2            8,716,751                 -       8,716,751                -            8,716,751       8,716,751
SAST Global Bond
   Portfolio Class 3          216,989,289                 -     216,989,289             42,806        216,946,483     216,989,289
SAST High-Yield
   Bond Portfolio
   Class 1                     63,869,997                 -      63,869,997            342,490         63,527,507      63,869,997
SAST High-Yield
   Bond Portfolio
   Class 2                     13,195,181                 -      13,195,181             46,649         13,148,532      13,195,181
SAST High-Yield
   Bond Portfolio
   Class 3                    150,844,934                 -     150,844,934             51,381        150,793,553     150,844,934
AST Asset
   Allocation
   Portfolio Class 1          121,313,146                 -     121,313,146          1,755,846        119,557,300     121,313,146
AST Asset
   Allocation
   Portfolio Class 2            9,535,613                 -       9,535,613             22,564          9,513,049       9,535,613
AST Asset
   Allocation
   Portfolio Class 3           37,030,304                 -      37,030,304            195,984         36,834,320      37,030,304
SAST Growth-Income
   Portfolio Class 1          147,327,004                 -     147,327,004          1,485,148        145,841,856     147,327,004
SAST Growth-Income
   Portfolio Class 2           10,731,229                 -      10,731,229             41,576         10,689,653      10,731,229
SAST Growth-Income
   Portfolio Class 3          111,002,605                 -     111,002,605              9,508        110,993,097     111,002,605
SAST Global
   Equities
   Portfolio Class 1           53,809,389                 -      53,809,389            255,467         53,553,922      53,809,389
SAST Global
   Equities
   Portfolio Class 2            5,039,206                 -       5,039,206              8,121          5,031,085       5,039,206
SAST Global
   Equities
   Portfolio Class 3           34,910,507                 -      34,910,507             11,990         34,898,517      34,910,507
SAST Alliance
   Growth Portfolio
   Class 1                    181,945,320                 -     181,945,320            994,545        180,950,775     181,945,320
SAST Alliance
   Growth Portfolio
   Class 2                     22,683,417                 -      22,683,417             18,936         22,664,481      22,683,417
SAST Alliance
   Growth Portfolio
   Class 3                    115,181,825                 -     115,181,825             80,580        115,101,245     115,181,825
SAST MFS
   Massachusetts
   Investors Trust
   Portfolio Class 1           57,359,876                 -      57,359,876            297,661         57,062,215      57,359,876
SAST MFS
   Massachusetts
   Investors Trust
   Portfolio Class 2           11,906,751                 -      11,906,751              1,567         11,905,184      11,906,751
SAST MFS
   Massachusetts
   Investors Trust
   Portfolio Class 3          283,185,602                 -     283,185,602             78,073        283,107,529     283,185,602
SAST Fundamental
   Growth Portfolio
   Class 1                     47,551,481                 -      47,551,481            321,122         47,230,359      47,551,481
SAST Fundamental
   Growth Portfolio
   Class 2                      2,956,092                 -       2,956,092                -            2,956,092       2,956,092
SAST Fundamental
   Growth Portfolio
   Class 3                     78,469,003                 -      78,469,003              9,155         78,459,848      78,469,003
SAST Dynamic
   Allocation
   Portfolio Class 3        4,968,981,157                 -   4,968,981,157             39,905      4,968,941,252   4,968,981,157
SAST International
   Diversified
   Equities
   Portfolio Class 1           42,330,888                 -      42,330,888            283,021         42,047,867      42,330,888
SAST International
   Diversified
   Equities
   Portfolio Class 2           17,883,661                 -      17,883,661             10,452         17,873,209      17,883,661
SAST International
   Diversified
   Equities
   Portfolio Class 3          165,223,822                 -     165,223,822             66,790        165,157,032     165,223,822
SAST Davis Venture
   Value Portfolio
   Class 1                    432,542,277                 -     432,542,277          2,416,964        430,125,313     432,542,277
SAST Davis Venture
   Value Portfolio
   Class 2                     63,243,583                 -      63,243,583             78,008         63,165,575      63,243,583
SAST Davis Venture
   Value Portfolio
   Class 3                    521,161,365                 -     521,161,365            139,917        521,021,448     521,161,365
SAST MFS Total
   Return Portfolio
   Class 1                    145,305,778           (12,560)    145,293,218            696,606        144,596,612     145,293,218
SAST MFS Total
   Return Portfolio
   Class 2                     43,051,546                 -      43,051,546            168,951         42,882,595      43,051,546
SAST MFS Total
   Return Portfolio
   Class 3                    207,025,709                 -     207,025,709            146,799        206,878,910     207,025,709
SAST Total Return
   Bond Portfolio
   Class 1                     56,232,882                 -      56,232,882            457,533         55,775,349      56,232,882
SAST Total Return
   Bond Portfolio
   Class 2                     14,765,227                 -      14,765,227             32,518         14,732,709      14,765,227
SAST Total Return
   Bond Portfolio
   Class 3                    790,267,631                 -     790,267,631             61,705        790,205,926     790,267,631
SAST Telecom
   Utility
   Portfolio Class 1           16,591,619                 -      16,591,619            157,834         16,433,785      16,591,619

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

                            Investment       Due from (to)                                                           Net assets
                           securities -    American General                                     Contract owners -  attributable to
                                at          Life Insurance                   Contract owners -     accumulation     contract owner
Sub-accounts                fair value          Company      Net Assets      annuity reserves       reserves          reserves
--------------------------  --------------  ---------------  --------------  -----------------  -----------------  ----------------
SAST Telecom Utility
   Portfolio Class 2       $    2,021,794  $              -  $    2,021,794  $               -  $       2,021,794  $     2,021,794
SAST Telecom Utility
   Portfolio Class 3           23,844,401                 -      23,844,401              2,767         23,841,634       23,844,401
SAST Equity
   Opportunities
   Portfolio Class 1           31,838,932                 -      31,838,932            254,373         31,584,559       31,838,932
SAST Equity
   Opportunities
   Portfolio Class 2            5,500,018                 -       5,500,018             28,292          5,471,726        5,500,018
SAST Equity
   Opportunities
   Portfolio Class 3           40,647,695                 -      40,647,695             27,356         40,620,339       40,647,695
SAST Aggressive Growth
   Portfolio Class 1           33,810,009                 -      33,810,009            330,817         33,479,192       33,810,009
SAST Aggressive Growth
   Portfolio Class 2            3,712,893                 -       3,712,893                  -          3,712,893        3,712,893
SAST Aggressive Growth
   Portfolio Class 3           25,407,830                 -      25,407,830                  -         25,407,830       25,407,830
SAST International
   Growth and Income
   Portfolio Class 1           46,885,819                 -      46,885,819            350,959         46,534,860       46,885,819
SAST International
   Growth and Income
   Portfolio Class 2            8,378,889                 -       8,378,889              8,424          8,370,465        8,378,889
SAST International
   Growth and Income
   Portfolio Class 3          175,188,561                 -     175,188,561             52,046        175,136,515      175,188,561
SAST Emerging Markets
   Portfolio Class 1           32,323,411                 -      32,323,411            112,195         32,211,216       32,323,411
SAST Emerging Markets
   Portfolio Class 2            6,044,398                 -       6,044,398                  -          6,044,398        6,044,398
SAST Emerging Markets
   Portfolio Class 3          150,751,361                 -     150,751,361             53,418        150,697,943      150,751,361
SAST SunAmerica
   Dynamic Strategy
   Portfolio Class 3        2,086,919,684                 -   2,086,919,684                  -      2,086,919,684    2,086,919,684
SAST Real Estate
   Portfolio Class 1           28,572,706                 -      28,572,706            107,713         28,464,993       28,572,706
SAST Real Estate
   Portfolio Class 2            8,546,099                 -       8,546,099             24,413          8,521,686        8,546,099
SAST Real Estate
   Portfolio Class 3          238,203,941                 -     238,203,941             43,647        238,160,294      238,203,941
SAST Dogs of Wall
   Street Portfolio
   Class 1                     28,655,599                 -      28,655,599            217,323         28,438,276       28,655,599
SAST Dogs of Wall
   Street Portfolio
   Class 2                      8,077,405                 -       8,077,405             58,020          8,019,385        8,077,405
SAST Dogs of Wall
   Street Portfolio
   Class 3                     77,607,623                 -      77,607,623             23,651         77,583,972       77,607,623
SAST Balanced
   Portfolio Class 1           46,451,843                 -      46,451,843            381,624         46,070,219       46,451,843
SAST Balanced
   Portfolio Class 2            8,841,085                 -       8,841,085             72,762          8,768,323        8,841,085
SAST Balanced
   Portfolio Class 3           82,862,821                 -      82,862,821             48,234         82,814,587       82,862,821
SST Allocation
   Balanced Portfolio
   Class 3                    140,695,502                 -     140,695,502                  -        140,695,502      140,695,502
SST Allocation
   Moderate Portfolio
   Class 3                    184,596,378                 -     184,596,378                  -        184,596,378      184,596,378
SST Allocation
   Moderate Growth
   Portfolio Class 3          204,732,449                 -     204,732,449                  -        204,732,449      204,732,449
SST Allocation Growth
   Portfolio Class 3           25,665,233                 -      25,665,233                  -         25,665,233       25,665,233
SST Real Return
   Portfolio Class 3          303,828,327                 -     303,828,327             15,925        303,812,402      303,828,327

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
oF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2013

                               A             B            A+B=C           D              E                F             C+D+E+F
                                       Mortality and                                                 Net change         Increase
                           Dividends      expense          Net       Net realized  Capital gain     in unrealized      (decrease)
                              from        risk and      investment       gain      distributions    appreciation     in net assets
                             mutual    administrative     income      (loss) on        from       (depreciation) of  resulting from
Sub-accounts                 funds        charges         (loss)     investments   mutual funds      investments       operations
-------------------------  ----------  --------------  ------------  ------------  -------------  -----------------  --------------
Lord Abbett Growth and
   Income Portfolio
   Class VC                $1,428,201  $   (4,108,722) $ (2,680,521) $ 13,228,560  $           -  $      65,428,477  $   75,976,516
American Funds
   Growth-Income Fund
   Class 2                  4,425,261      (5,328,001)     (902,740)   16,121,287              -         78,183,888      93,402,435
American Funds
   Growth-Income Fund
   Class 3                  2,493,166      (2,350,762)      142,404     3,546,577              -         46,277,440      49,966,421
American Funds Growth
   Fund Class 2             3,007,341      (5,223,766)   (2,216,425)   17,326,747              -         67,314,204      82,424,526
American Funds Growth
   Fund Class 3             1,986,721      (2,616,568)     (629,847)    4,058,837              -         47,148,005      50,576,995
American Funds
   High-Income Bond
   Fund Class 3             1,236,517        (253,490)      983,027       237,161              -           (185,601)      1,034,587
Lord Abbett Mid Cap
   Stock Portfolio
   Class VC                    98,343        (384,588)     (286,245)    1,184,415              -          5,333,478       6,231,648
American Funds Asset
   Allocation Fund
   Class 2                  1,074,502      (1,134,264)      (59,762)    2,495,781              -         12,164,308      14,600,327
American Funds Asset
   Allocation Fund
   Class 3                    607,544        (527,254)       80,290     1,099,076              -          6,900,953       8,080,319
American Funds Global
   Growth Fund Class 2      2,975,445      (3,873,844)     (898,399)   12,032,585              -         48,741,488      59,875,674
American Funds Cash
   Management Fund
   Class 3                          -        (124,501)     (124,501)      (51,742)             -              7,597        (168,646)
American Funds
   International Fund
   Class 3                    614,190        (570,622)       43,568        66,525              -          7,965,880       8,075,973
American Funds US
   Government
   AAA-Rated
   Securities Fund
   Class 3                    109,393        (221,347)     (111,954)     (109,394)       463,059           (999,349)       (757,638)
Principal Equity
   Income Account
   Class 1                    550,233        (274,569)      275,664       917,512              -          3,148,633       4,341,809
Principal Equity
   Income Account
   Class 2                    291,361        (159,884)      131,477       312,706              -          1,826,470       2,270,653
Principal LargeCap
   Blend Account II
   Class 1                     27,278         (29,554)       (2,276)      187,349              -            341,321         526,394
Principal LargeCap
   Blend Account II
   Class 2                      7,192          (9,404)       (2,212)       17,806              -            135,342         150,936
Principal LargeCap
   Growth Account
   Class 1                      9,247          (9,281)          (34)       24,705              -            151,463         176,134
Principal LargeCap
   Growth Account
   Class 2                      5,120          (6,765)       (1,645)       20,429              -             97,227         116,011
Principal Income
   Account Class 1            329,659        (102,013)      227,646       264,835              -           (567,443)        (74,962)
Principal Income
   Account Class 2            153,453         (50,916)      102,537        48,883              -           (200,623)        (49,203)
Principal Diversified
   International
   Account Class 1             38,700         (23,564)       15,136        20,205              -            217,155         252,496
Principal Diversified
   International
   Account Class 2             10,950          (7,922)        3,028         5,729              -             66,325          75,082
Principal Money Market
   Account Class 1                  -         (22,189)      (22,189)            -              -                  -         (22,189)
Principal Money Market
   Account Class 2                  -         (16,389)      (16,389)            5              -                 (5)        (16,389)
Principal Real Estate
   Securities Account
   Class 1                      8,878         (11,728)       (2,850)      130,405              -            (83,370)         44,185
Principal Real Estate
   Securities Account
   Class 2                      2,682          (3,945)       (1,263)        5,347              -                804           4,888
Principal SAM Balanced
   Portfolio Class 1        1,091,825        (709,478)      382,347     1,908,870        538,859          4,197,328       7,027,404
Principal SAM Balanced
   Portfolio Class 2          862,565        (643,007)      219,558     1,380,813        473,791          3,771,216       5,845,378
Principal SAM
   Conservative
   Balanced Portfolio
   Class 1                    159,290         (90,751)       68,539       487,841         57,363            (41,069)        572,674
Principal SAM
   Conservative
   Balanced Portfolio
   Class 2                    149,425         (95,577)       53,848       214,468         59,130            206,208         533,654
Principal SAM
   Conservative Growth
   Portfolio Class 1          388,912        (345,568)       43,344       907,779              -          3,380,675       4,331,798
Principal SAM
   Conservative Growth
   Portfolio Class 2          356,006        (365,260)       (9,254)    1,153,312              -          3,130,592       4,274,650
Principal SAM Flexible
   Income Portfolio
   Class 1                    312,717        (136,991)      175,726       308,128        118,069            (46,552)        555,371
Principal SAM Flexible
   Income Portfolio
   Class 2                    290,139        (140,418)      149,721       207,998        117,718             24,517         499,954
Principal SAM
   Strategic Growth
   Portfolio Class 1           75,287         (88,438)      (13,151)      496,865              -            860,540       1,344,254
Principal SAM
   Strategic Growth
   Portfolio Class 2          103,873        (154,627)      (50,754)      520,686              -          1,683,981       2,153,913
Principal Short-Term
   Income Account
   Class 1                     29,492         (22,303)        7,189        53,853              -            (68,810)         (7,768)
Principal Short-Term
   Income Account
   Class 2                     18,532         (16,812)        1,720        12,353              -            (20,366)         (6,293)
Principal SmallCap
   Growth Account II
   Class 1                          -          (8,535)       (8,535)       76,437              -            132,982         200,884
Principal SmallCap
   Growth Account II
   Class 2                          -          (3,936)       (3,936)       21,320              -             74,003          91,387
Principal SmallCap
   Value Account I
   Class 1                      2,630          (3,599)         (969)       28,241              -             51,507          78,779
Principal SmallCap
   Value Account I
   Class 2                      1,023          (1,609)         (586)        4,383              -             27,593          31,390
Principal Government &
   High Quality Bond
   Class 1                    153,001         (59,431)       93,570        26,351              -           (223,093)       (103,172)
Principal Government &
   High Quality Bond
   Class 2                     38,002         (16,381)       21,621         3,322              -            (55,199)        (30,256)
Principal PVC Capital
   Appreciation
   Account Class 1            711,651        (166,078)      545,573       756,165      1,675,571            121,965       3,099,274
Principal PVC
   Principal Capital
   Appreciation
   Account Class 2            115,981         (28,523)       87,458        41,481        282,755             60,338         472,032
Principal PVC MidCap
   Blend Acct Class 1          32,960         (35,866)       (2,906)      346,291        105,106            223,297         671,788
Principal PVC MidCap
   Blend Acct Class 2           8,394         (10,588)       (2,194)       33,575         31,433            117,117         179,931
Columbia VP Income
   Opportunities Fund
   Class 1                  2,746,808        (312,912)    2,433,896       (78,936)       842,046         (2,562,957)        634,049
Columbia VP Asset
   Allocation Fund
   Class 1                     18,037         (11,356)        6,681         5,280              -            101,034         112,995
Columbia VP -Dividend
   Opportunity Fund
   Class 1                          -         (39,674)      (39,674)       97,089              -            512,626         570,041
Columbia VP Mid Cap
   Growth Opportunity
   Fund Class 1                   575          (7,843)       (7,268)       17,174        174,896            (57,591)        127,211
Columbia VP Small
   Company Growth Fund
   Class 1                      1,154         (17,107)      (15,953)      154,070              -            224,073         362,190
Invesco VI American
   Franchise Fund
   Series II                   48,055        (309,231)     (261,176)    1,699,004              -          4,971,400       6,409,228
Invesco VI Comstock
   Fund Series II           5,167,069      (5,701,380)     (534,311)   25,145,587              -         80,691,207     105,302,483
Invesco VI Growth and
   Income Fund Series
   II                       6,758,575      (8,556,260)   (1,797,685)   33,371,683      4,670,436        113,347,215     149,591,649
Franklin Income
   Securities Fund
   Class 2                  8,963,218      (2,190,523)    6,772,695     1,461,589              -          7,878,092      16,112,376
Franklin Templeton VIP
   Founding Funds
   Allocations Fund
   Class 2                  5,893,866        (765,659)    5,128,207       946,628      8,595,330         (5,027,233)      9,642,932
Columbia VP Marsico
   Focused Equities
   Fund Class 1               134,536        (508,757)     (374,221)    1,052,949      4,612,611          4,272,231       9,563,570
Columbia VP Marsico
   21st Century Fund
   Class 1                      4,604         (17,189)      (12,585)       73,247              -            312,315         372,977
Columbia VP Marsico
   Growth Fund Class 1          5,347         (35,412)      (30,065)      179,035              -            511,844         660,814
Columbia VP Marsico
   International
   Opportunities Fund
   Class 2                      9,076         (35,523)      (26,447)       93,419              -            325,732         392,704
Sterling Capital
   Select Equity VIF           12,591         (16,460)       (3,869)       41,879              -            114,470         152,480

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED

                                A            B             A+B=C           D             E                F             C+D+E+F
                                       Mortality and                                                  Net change        Increase
                            Dividends     expense           Net      Net realized   Capital gain    in unrealized      (decrease)
                               from       risk and      investment       gain      distributions     appreciation    in net assets
                              mutual   administrative     income       (loss) on        from      (depreciation) of  resulting from
Sub-accounts                  funds       charges         (loss)      investments   mutual funds     investments       operations
-------------------------  ----------  --------------  ------------  ------------  -------------  -----------------  --------------
Sterling Capital
   Special
   Opportunities VIF       $    8,248  $     (176,084) $   (167,836) $    712,803  $   1,232,151  $         649,499  $    2,426,617
Sterling Capital
   Strategic
   Allocation Equity
   VIF                            487          (6,990)       (6,503)      170,232              -           (105,423)         58,306
Sterling Capital Total
   Return Bond VIF            214,685        (104,948)      109,737       (45,528)       216,956           (494,954)       (213,789)
AST Growth Portfolio
   Class 1                    660,460      (1,281,467)     (621,007)    3,161,783              -         21,582,353      24,123,129
AST Growth Portfolio
   Class 2                    150,781        (384,439)     (233,658)    1,258,864              -          5,982,640       7,007,846
AST Growth Portfolio
   Class 3                    593,874      (1,771,520)   (1,177,646)    5,949,680              -         27,022,416      31,794,450
AST Government and
   Quality Bond
   Portfolio Class 1        2,399,900      (1,550,506)      849,394       328,042        924,256         (5,825,989)     (3,724,297)
AST Government and
   Quality Bond
   Portfolio Class 2        1,001,077        (718,105)      282,972       126,870        417,627         (2,609,482)     (1,782,013)
AST Government and
   Quality Bond
   Portfolio Class 3       13,050,550      (9,446,994)    3,603,556      (215,406)     5,589,987        (32,748,213)    (23,770,076)
AST Capital
   Appreciation
   Portfolio Class 1                -      (4,404,267)   (4,404,267)   11,797,508     31,980,048         44,652,238      84,025,527
AST Capital
   Appreciation
   Portfolio Class 2                -        (823,001)     (823,001)    3,599,488      5,908,348          6,559,199      15,244,034
AST Capital
   Appreciation
   Portfolio Class 3                -      (6,811,915)   (6,811,915)   26,333,644     49,630,874         55,708,789     124,861,392
AST Natural Resources
   Portfolio Class 1          428,356        (696,794)     (268,438)   (4,863,087)             -          6,858,604       1,727,079
AST Natural Resources
   Portfolio Class 2           86,254        (170,017)      (83,763)   (1,020,349)             -          1,531,244         427,132
AST Natural Resources
   Portfolio Class 3          790,273      (1,755,361)     (965,088)  (11,090,077)             -         16,375,239       4,320,074
SAST Small Company
   Value Portfolio
   Class 3                  1,338,937      (3,184,883)   (1,845,946)   16,697,942        653,149         42,584,076      58,089,221
SAST Mid-Cap Growth
   Portfolio Class 1                -        (554,620)     (554,620)    2,758,132              -         10,146,113      12,349,625
SAST Mid-Cap Growth
   Portfolio Class 2                -        (260,442)     (260,442)    1,677,009              -          4,214,306       5,630,873
SAST Mid-Cap Growth
   Portfolio Class 3                -      (1,715,386)   (1,715,386)   10,050,745              -         28,444,916      36,780,275
SAST Capital Growth
   Portfolio Class 1           41,564         (82,313)      (40,749)      413,359              -            929,073       1,301,683
SAST Capital Growth
   Portfolio Class 2           12,505         (32,479)      (19,974)      154,136              -            357,011         491,173
SAST Capital Growth
   Portfolio Class 3          252,317        (725,308)     (472,991)    2,737,365              -          8,536,666      10,801,040
SAST Blue Chip Growth
   Portfolio Class 1           23,441        (103,523)      (80,082)      216,562        511,324          1,215,071       1,862,875
SAST Blue Chip Growth
   Portfolio Class 2            5,368         (46,609)      (41,241)      236,954        220,490            404,418         820,621
SAST Blue Chip Growth
   Portfolio Class 3           90,903      (1,137,115)   (1,046,212)    3,823,679      5,583,346         11,961,562      20,322,375
SAST Growth
   Opportunities
   Portfolio Class 1                -        (169,877)     (169,877)    1,089,879        628,927          1,840,695       3,389,624
SAST Growth
   Opportunities
   Portfolio Class 2                -         (64,194)      (64,194)      429,126        225,656            653,926       1,244,514
SAST Growth
   Opportunities
   Portfolio Class 3                -      (2,812,343)   (2,812,343)   14,781,290     10,279,472         32,490,141      54,738,560
SAST Technology
   Portfolio Class 1                -        (132,067)     (132,067)      415,158              -          1,583,417       1,866,508
SAST Technology
   Portfolio Class 2                -         (40,871)      (40,871)      168,647              -            429,994         557,770
SAST Technology
   Portfolio Class 3                -        (339,756)     (339,756)    1,171,244              -          3,783,221       4,614,709
SAST Marsico Focused
   Growth Portfolio
   Class 1                     32,418        (232,417)     (199,999)      936,351        445,470          3,087,155       4,268,977
SAST Marsico Focused
   Growth Portfolio
   Class 2                      7,644        (219,861)     (212,217)      810,374        399,494          2,981,324       3,978,975
SAST Marsico Focused
   Growth Portfolio
   Class 3                     11,622      (1,515,977)   (1,504,355)    4,134,853      2,873,534         21,789,091      27,293,123
SAST Small & Mid Cap
   Value Portfolio
   Class 2                     69,507        (317,578)     (248,071)    1,779,688      1,489,668          3,157,405       6,178,690
SAST Small & Mid Cap
   Value Portfolio
   Class 3                  1,291,208      (7,896,393)   (6,605,185)   35,567,407     36,906,367         86,240,065     152,108,654
SAST Foreign Value
   Portfolio Class 2          423,302        (379,760)       43,542       723,797              -          4,018,123       4,785,462
SAST Foreign Value
   Portfolio Class 3        8,445,809      (8,016,337)      429,472    13,677,253              -         85,936,638     100,043,363
SAST VCP Value
   Portfolio Class 3          119,781        (206,149)      (86,368)        7,545         45,490          2,299,353       2,266,020
SAST VCP Total Return
   Balanced Portfolio
   Class 3                    263,095        (200,353)       62,742         6,057      1,188,151          1,025,265       2,282,215
SAST Protected Asset
   Allocation SAST
   Portfolio Class 3           41,529        (640,710)     (599,181)      101,340              -          7,480,247       6,982,406
SAST American Funds
   Growth Portfolio
   Class 3                  1,342,755      (4,470,487)   (3,127,732)   15,548,709              -         57,064,276      69,485,253
SAST American Funds
   Global Growth
   Portfolio Class 3        2,433,468      (6,700,593)   (4,267,125)   20,473,353              -         87,059,967     103,266,195
SAST American Funds
   Growth-Income
   Portfolio Class 3        2,721,872      (3,549,036)     (827,164)   14,042,082              -         47,994,715      61,209,633
SAST American Funds
   Asset Allocation
   Portfolio Class 3        1,931,622      (2,120,845)     (189,223)    5,873,217        195,170         20,718,838      26,598,002
SAST Cash Management
   Portfolio Class 1                -        (698,404)     (698,404)     (114,502)             -             (6,633)       (819,539)
SAST Cash Management
   Portfolio Class 2                -        (230,461)     (230,461)      (87,329)             -             25,908        (291,882)
SAST Cash Management
   Portfolio Class 3                -      (2,418,904)   (2,418,904)     (984,179)             -            189,688      (3,213,395)
SAST Corporate Bond
   Portfolio Class 1        3,679,180      (1,360,535)    2,318,645     2,391,269      1,008,890         (5,906,163)       (187,359)
SAST Corporate Bond
   Portfolio Class 2        1,023,955        (407,727)      616,228       838,889        292,553         (1,852,058)       (104,388)
SAST Corporate Bond
   Portfolio Class 3       26,446,126      (9,960,010)   16,486,116     6,854,481      7,671,342        (33,867,651)     (2,855,712)
SAST Global Bond
   Portfolio Class 1          421,565        (581,231)     (159,666)     (679,383)       310,963         (1,574,978)     (2,103,064)
SAST Global Bond
   Portfolio Class 2           85,389        (143,296)      (57,907)     (212,086)        74,701           (327,491)       (522,783)
SAST Global Bond
   Portfolio Class 3        2,019,195      (3,238,276)   (1,219,081)   (3,720,539)     1,848,961         (8,115,676)    (11,206,335)
SAST High-Yield Bond
   Portfolio Class 1        3,486,915      (1,009,691)    2,477,224     2,190,158              -           (497,353)      4,170,029
SAST High-Yield Bond
   Portfolio Class 2          706,589        (219,708)      486,881       502,300              -           (160,961)        828,220
SAST High-Yield Bond
   Portfolio Class 3        7,379,830      (2,298,867)    5,080,963     5,300,868              -         (1,728,765)      8,653,066
AST Asset Allocation
   Portfolio Class 1        3,413,698      (1,859,284)    1,554,414     3,189,355              -         13,523,273      18,267,042
AST Asset Allocation
   Portfolio Class 2          244,767        (154,648)       90,119       413,150              -            922,892       1,426,161
AST Asset Allocation
   Portfolio Class 3          893,565        (541,579)      351,986     1,163,078              -          3,545,387       5,060,451
SAST Growth-Income
   Portfolio Class 1        2,083,688      (2,135,900)      (52,212)    5,225,114      2,560,470         28,641,192      36,374,564
SAST Growth-Income
   Portfolio Class 2          140,215        (161,386)      (21,171)      497,123        189,752          1,947,237       2,612,941
SAST Growth-Income
   Portfolio Class 3        1,377,628      (1,497,430)     (119,802)    4,313,052      1,884,093         18,406,883      24,484,226
SAST Global Equities
   Portfolio Class 1          278,066        (777,950)     (499,884)    1,497,023              -         10,165,609      11,162,748
SAST Global Equities
   Portfolio Class 2           18,176         (76,652)      (58,476)      151,987              -            987,645       1,081,156
SAST Global Equities
   Portfolio Class 3          108,173        (498,641)     (390,468)    1,304,030              -          5,933,206       6,846,768
SAST Alliance Growth
   Portfolio Class 1          459,702      (2,542,578)   (2,082,876)    4,625,604                        48,374,452      50,917,180
SAST Alliance Growth
   Portfolio Class 2           23,869        (340,008)     (316,139)    2,256,043              -          4,689,867       6,629,771
SAST Alliance Growth
   Portfolio Class 3           21,841      (1,737,132)   (1,715,291)    9,934,486              -         25,024,690      33,243,885
SAST MFS Massachusetts
   Investors Trust
   Portfolio Class 1          332,087        (817,866)     (485,779)    2,784,510      1,054,437         10,673,274      14,026,442
SAST MFS Massachusetts
   Investors Trust
   Portfolio Class 2           53,858        (181,108)     (127,250)      969,144        224,098          1,933,338       2,999,330
SAST MFS Massachusetts
   Investors Trust
   Portfolio Class 3        1,119,331      (4,156,992)   (3,037,661)   15,951,169      5,299,699         50,803,190      69,016,397
SAST Fundamental
   Growth Portfolio
   Class 1                          -        (655,906)     (655,906)      468,768              -         13,249,231      13,062,093
SAST Fundamental
   Growth Portfolio
   Class 2                          -         (44,129)      (44,129)      236,332              -            640,690         832,893
SAST Fundamental
   Growth Portfolio
   Class 3                          -      (1,218,547)   (1,218,547)    5,934,711              -         17,959,321      22,675,485
SAST Dynamic
   Allocation
   Portfolio Class 3                -     (48,640,400)  (48,640,400)    1,224,622      5,728,011        500,778,158     459,090,391
SAST International
   Diversified
   Equities Portfolio
   Class 1                  1,092,368        (622,714)      469,654        (9,829)             -          6,631,808       7,091,633
SAST International
   Diversified
   Equities Portfolio
   Class 2                    441,086        (280,976)      160,110       818,136              -          2,127,607       3,105,853
SAST International
   Diversified
   Equities Portfolio
   Class 3                  3,892,893      (2,567,332)    1,325,561     2,577,863              -         23,613,251      27,516,675

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS - CONTINUED

                                A            B             A+B=C           D             E                F             C+D+E+F
                                       Mortality and                                                  Net change        Increase
                            Dividends     expense           Net      Net realized   Capital gain    in unrealized      (decrease)
                               from       risk and      investment       gain      distributions     appreciation    in net assets
                              mutual   administrative     income       (loss) on        from      (depreciation) of  resulting from
Sub-accounts                  funds       charges         (loss)      investments   mutual funds     investments       operations
-------------------------  ----------  --------------  ------------  ------------  -------------  -----------------  --------------
SAST Davis Venture
   Value Portfolio
   Class 1                 $4,774,839  $   (6,242,782) $ (1,467,943) $ 11,955,770  $  23,696,273  $      78,073,426  $ 112,257,526
SAST Davis Venture
   Value Portfolio
   Class 2                    623,634        (972,985)     (349,351)    2,880,608      3,564,573         10,962,023      17,057,853
SAST Davis Venture
   Value Portfolio
   Class 3                  4,715,813      (8,080,737)   (3,364,924)   18,105,071     29,461,382         95,562,189     139,763,718
SAST MFS Total Return
   Portfolio Class 1        3,346,406      (2,216,858)    1,129,548     3,362,654              -         18,542,621      23,034,823
SAST MFS Total Return
   Portfolio Class 2          931,461        (688,737)      242,724     1,241,512              -          5,428,444       6,912,680
SAST MFS Total Return
   Portfolio Class 3        4,257,526      (3,168,757)    1,088,769     5,312,880              -         24,678,331      31,079,980
SAST Total Return
   Bond Portfolio
   Class 1                    839,682        (970,585)     (130,903)    1,076,822        752,516         (5,031,125)     (3,332,690)
SAST Total Return
   Bond Portfolio
   Class 2                    199,408        (272,140)      (72,732)      202,162        204,976         (1,282,483)       (948,077)
SAST Total Return
   Bond Portfolio
   Class 3                  9,492,786     (11,923,540)   (2,430,754)    1,675,706     10,049,889        (51,566,813)    (42,271,972)
SAST Telecom Utility
   Portfolio Class 1          393,668        (251,262)      142,406       526,553              -          2,074,355       2,743,314
SAST Telecom Utility
   Portfolio Class 2           45,770         (35,665)       10,105       198,304              -            168,531         376,940
SAST Telecom Utility
   Portfolio Class 3          491,488        (346,741)      144,747     1,474,908              -          1,980,638       3,600,293
SAST Equity
   Opportunities
   Portfolio Class 1          165,874        (454,015)     (288,141)    1,236,189              -          6,715,402       7,663,450
SAST Equity
   Opportunities
   Portfolio Class 2           23,069         (85,344)      (62,275)      524,795              -            921,134       1,383,654
SAST Equity
   Opportunities
   Portfolio Class 3          131,134        (533,379)     (402,245)    2,521,105              -          6,516,976       8,635,836
SAST Aggressive
   Growth Portfolio
   Class 1                          -        (447,238)     (447,238)      555,561              -          9,862,069       9,970,392
SAST Aggressive
   Growth Portfolio
   Class 2                          -         (53,625)      (53,625)      220,848              -            984,174       1,151,397
SAST Aggressive
   Growth Portfolio
   Class 3                          -        (349,342)     (349,342)    2,532,950              -          5,373,394       7,557,002
SAST International
   Growth and Income
   Portfolio Class 1          908,128        (678,176)      229,952      (935,823)             -          8,926,780       8,220,909
SAST International
   Growth and Income
   Portfolio Class 2          154,058        (130,061)       23,997        27,151              -          1,455,066       1,506,214
SAST International
   Growth and Income
   Portfolio Class 3        3,003,358      (2,838,242)      165,116     5,705,162              -         26,196,356      32,066,634
SAST Emerging Markets
   Portfolio Class 1          192,023        (534,944)     (342,921)    1,430,155              -         (3,008,988)     (1,921,754)
SAST Emerging Markets
   Portfolio Class 2           23,744         (96,062)      (72,318)      113,360              -           (360,414)       (319,372)
SAST Emerging Markets
   Portfolio Class 3          492,730      (2,313,966)   (1,821,236)    3,077,142              -         (8,761,649)     (7,505,743)
SAST SunAmerica
   Dynamic Strategy
   Portfolio Class 3                -     (14,295,810)  (14,295,810)      608,236        445,948        151,663,768     138,422,142
SAST Real Estate
   Portfolio Class 1          364,245        (502,266)     (138,021)    2,183,747              -         (2,967,697)       (921,971)
SAST Real Estate
   Portfolio Class 2           89,664        (146,525)      (56,861)      627,620              -           (868,826)       (298,067)
SAST Real Estate
   Portfolio Class 3        2,248,355      (3,737,904)   (1,489,549)   12,925,425              -        (20,090,789)     (8,654,913)
SAST Dogs of Wall
   Street Portfolio
   Class 1                    392,913        (401,477)       (8,564)    1,764,141              -          5,854,520       7,610,097
SAST Dogs of Wall
   Street Portfolio
   Class 2                    101,240        (116,618)      (15,378)      618,811              -          1,541,221       2,144,654
SAST Dogs of Wall
   Street Portfolio
   Class 3                    918,554        (997,834)      (79,280)    4,505,217              -         13,396,244      17,822,181
SAST Balanced
   Portfolio Class 1          665,525        (672,173)       (6,648)      802,625              -          6,392,001       7,187,978
SAST Balanced
   Portfolio Class 2          113,348        (127,486)      (14,138)      523,116              -            736,286       1,245,264
SAST Balanced
   Portfolio Class 3        1,052,548      (1,181,610)     (129,062)    2,513,733              -          9,553,744      11,938,415
SST Allocation
   Balanced Portfolio
   Class 3                  2,383,723      (2,045,415)      338,308     1,994,338        838,754          9,320,456      12,491,856
SST Allocation
   Moderate Portfolio
   Class 3                  2,605,278      (2,618,135)      (12,857)    1,973,092              -         18,597,100      20,557,335
SST Allocation
   Moderate Growth
   Portfolio Class 3        2,601,349      (2,911,796)     (310,447)    2,469,369              -         24,977,799      27,136,721
SST Allocation Growth
   Portfolio Class 3          186,730        (378,921)     (192,191)      815,972              -          3,618,501       4,242,282
SST Real Return
   Portfolio Class 3        2,205,711      (4,294,800)   (2,089,089)      (36,820)             -        (17,312,138)    (19,438,047)

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2013

                                                                    Net Asset
                                                                    Value Per  Value of Shares at
Sub-accounts                                              Shares      Share        Fair Value      Cost of Shares Held  Level (1)
------------------------------------------------------  ----------  ---------  ------------------  -------------------  ----------
Lord Abbett Growth and Income Portfolio
   Class VC                                              8,029,566  $   33.24  $      266,902,764  $       187,449,333          1
American Funds Growth-Income Fund Class 2                6,988,077      50.40         352,199,103          250,285,362          1
American Funds Growth-Income Fund Class 3                3,806,488      50.77         193,255,373          149,097,116          1
American Funds Growth Fund Class 2                       4,364,215      77.94         340,146,937          237,003,385          1
American Funds Growth Fund Class 3                       2,747,164      78.62         215,982,019          162,671,417          1
American Funds High-Income Bond Fund Class 3             1,702,018      11.16          18,994,525           19,054,438          1
Lord Abbett Mid Cap Stock Portfolio Class VC             1,078,755      23.43          25,275,232           17,948,720          1
American Funds Asset Allocation Fund Class 2             3,510,367      22.33          78,386,495           56,981,097          1
American Funds Asset Allocation Fund Class 3             1,886,245      22.51          42,459,364           31,779,265          1
American Funds Global Growth Fund Class 2                8,560,754      29.92         256,137,760          179,676,573          1
American Funds Cash Management Fund Class 3                711,797      11.21           7,979,244            7,996,133          1
American Funds International Fund Class 3                2,171,481      21.24          46,122,250           41,090,243          1
American Funds US Government AAA-Rated
   Securities Fund Class 3                               1,204,937      11.96          14,411,049           15,108,750          1
Principal Equity Income Account Class 1                    838,706      21.00          17,612,822           14,118,259          1
Principal Equity Income Account Class 2                    502,725      20.87          10,491,880            7,569,281          1
Principal LargeCap Blend Account II Class 1                184,078      10.09           1,857,347            1,304,446          1
Principal LargeCap Blend Account II Class 2                 61,944      10.14             628,109              431,603          1
Principal LargeCap Growth Account Class 1                   31,273      22.26             696,135              454,721          1
Principal LargeCap Growth Account Class 2                   20,747      22.20             460,573              276,832          1
Principal Income Account Class 1                           568,202      10.68           6,068,394            5,775,694          1
Principal Income Account Class 2                           287,155      10.63           3,052,453            2,845,791          1
Principal Diversified International
   Account Class 1                                         100,155      14.87           1,489,308            1,147,664          1
Principal Diversified International
   Account Class 2                                          35,304      14.97             528,508              401,611          1
Principal Money Market Account Class 1                   1,288,528       1.00           1,288,528            1,288,528          1
Principal Money Market Account Class 2                     839,867       1.00             839,867              839,869          1
Principal Real Estate Securities Account
   Class 1                                                  33,337      17.08             569,391              440,285          1
Principal Real Estate Securities Account
   Class 2                                                  14,794      17.18             254,164              183,796          1
Principal SAM Balanced Portfolio Class 1                 2,467,025      18.53          45,713,970           35,837,627          1
Principal SAM Balanced Portfolio Class 2                 2,200,783      18.39          40,472,400           32,050,598          1
Principal SAM Conservative Balanced
   Portfolio Class 1                                       355,413      13.39           4,758,976            3,950,836          1
Principal SAM Conservative Balanced
   Portfolio Class 2                                       430,015      13.28           5,710,598            4,814,628          1
Principal SAM Conservative Growth
   Portfolio Class 1                                     1,100,296      20.60          22,666,090           16,566,630          1
Principal SAM Conservative Growth
   Portfolio Class 2                                     1,115,738      20.42          22,783,372           17,324,287          1
Principal SAM Flexible Income Portfolio
   Class 1                                                 631,112      13.72           8,658,858            7,551,534          1
Principal SAM Flexible Income Portfolio
   Class 2                                                 623,258      13.62           8,488,777            7,421,429          1
Principal SAM Strategic Growth Portfolio
   Class 1                                                 248,583      23.55           5,854,141            4,194,463          1
Principal SAM Strategic Growth Portfolio
   Class 2                                                 405,532      23.38           9,481,336            6,796,016          1
Principal Short-Term Income Account Class 1                361,805       2.59             937,075              918,415          1
Principal Short-Term Income Account Class 2                305,761       2.59             791,922              770,872          1
Principal SmallCap Growth Account II Class 1                31,653      18.31             579,563              295,887          1
Principal SmallCap Growth Account II Class 2                14,745      17.99             265,263              150,254          1
Principal SmallCap Value Account I Class 1                  11,996      21.74             260,783              157,113          1
Principal SmallCap Value Account I Class 2                   5,117      21.64             110,730               69,661          1
Principal Government & High Quality Bond
   Class 1                                                 321,827      10.33           3,324,472            3,328,319          1
Principal Government & High Quality Bond
   Class 2                                                  87,981      10.34             909,719              910,039          1
Principal PVC Capital Appreciation Account
   Class 1                                                 435,953      24.45          10,659,059            9,407,407          1
Principal PVC Principal Capital
   Appreciation Account Class 2                             79,107      24.27           1,919,921            1,665,352          1
Principal PVC MidCap Blend Acct Class 1                     37,912      59.37           2,250,808            1,372,799          1
Principal PVC MidCap Blend Acct Class 2                     11,842      59.16             700,580              409,934          1
Columbia VP Income Opportunities Fund
   Class 1                                               2,109,954       8.71          18,377,700           19,487,752          1
Columbia VP Asset Allocation Fund Class 1                   52,707      15.05             793,248              581,234          1
Columbia VP -Dividend Opportunity Fund
   Class 1                                                 137,658      18.16           2,499,869            1,809,717          1
Columbia VP Mid Cap Growth Opportunity
   Fund Class 1                                             26,473      18.07             478,365              410,245          1
Columbia VP Small Company Growth Fund
   Class 1                                                  57,458      18.20           1,045,736              591,714          1
Invesco VI American Franchise Fund Series II               433,541      49.58          21,494,962           13,237,282          1
Invesco VI Comstock Fund Series II                      21,730,067      17.68         384,187,587          248,839,541          1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                    Net Asset
                                                                    Value Per  Value of Shares at
                                                          Shares      Share        Fair Value      Cost of Shares Held  Level (1)
------------------------------------------------------  ----------  ---------  ------------------  -------------------  ----------
Invesco VI Growth and Income Fund Series II             21,313,959      26.23  $      559,065,143  $       383,372,175          1
Franklin Income Securities Fund Class 2                  9,391,530      16.07         150,921,881          138,219,435          1
Franklin Templeton VIP Founding Funds
   Allocations Fund Class 2                              7,107,597       7.42          52,738,368           50,147,227          1
Columbia VP Marsico Focused Equities Fund
   Class 1                                               1,674,337      19.34          32,381,678           26,657,561          1
Columbia VP Marsico 21st Century Fund
   Class 1                                                  68,024      16.79           1,142,130              742,788          1
Columbia VP Marsico Growth Fund Class 1                     78,064      30.03           2,344,258            1,424,731          1
Columbia VP Marsico International
   Opportunities Fund Class 2                              117,624      18.56           2,183,096            1,465,088          1
Sterling Capital Select Equity VIF                          98,723      10.50           1,036,586              791,151          1
Sterling Capital Special Opportunities VIF                 574,868      18.84          10,830,520            8,782,653          1
Sterling Capital Total Return Bond VIF                     652,343       9.77           6,373,390            6,855,009          1
AST Growth Portfolio Class 1                             3,088,456      29.35          90,632,280           59,377,462          1
AST Growth Portfolio Class 2                               857,612      29.35          25,167,652           17,316,184          1
AST Growth Portfolio Class 3                             3,888,295      29.29         113,886,341           78,364,925          1
AST Government and Quality Bond Portfolio
   Class 1                                               6,207,859      14.71          91,347,684           93,558,221          1
AST Government and Quality Bond Portfolio
   Class 2                                               2,898,420      14.72          42,659,536           43,771,921          1
AST Government and Quality Bond Portfolio
   Class 3                                              40,911,503      14.67         599,998,696          621,416,633          1
AST Capital Appreciation Portfolio Class 1               6,256,108      49.24         308,056,100          230,046,619          1
AST Capital Appreciation Portfolio Class 2               1,115,211      48.33          53,896,333           37,932,564          1
AST Capital Appreciation Portfolio Class 3               9,527,216      47.74         454,840,165          339,317,253          1
AST Natural Resources Portfolio Class 1                  1,863,831      23.69          44,152,161           57,554,269          1
AST Natural Resources Portfolio Class 2                    444,944      23.61          10,503,909           13,015,659          1
AST Natural Resources Portfolio Class 3                  4,613,985      23.49         108,369,729          127,509,954          1
SAST Small Company Value Portfolio Class 3               8,222,153      25.65         210,934,543          126,367,070          1
SAST Mid-Cap Growth Portfolio Class 1                    2,280,271      17.62          40,169,622           22,975,295          1
SAST Mid-Cap Growth Portfolio Class 2                    1,031,367      17.31          17,850,590            8,951,831          1
SAST Mid-Cap Growth Portfolio Class 3                    6,827,801      17.13         116,935,074           71,380,875          1
SAST Capital Growth Portfolio Class 1                      452,808      12.36           5,594,508            3,536,799          1
SAST Capital Growth Portfolio Class 2                      170,319      12.21           2,079,030            1,354,781          1
SAST Capital Growth Portfolio Class 3                    3,830,618      12.12          46,442,265           30,196,169          1
SAST Blue Chip Growth Portfolio Class 1                    773,426       9.52           7,363,497            5,795,812          1
SAST Blue Chip Growth Portfolio Class 2                    318,149       9.50           3,022,372            2,091,102          1
SAST Blue Chip Growth Portfolio Class 3                  8,311,256       9.46          78,662,929           60,427,816          1
SAST Growth Opportunities Portfolio Class 1              1,109,619      10.30          11,433,943            7,865,561          1
SAST Growth Opportunities Portfolio Class 2                397,105      10.09           4,007,411            2,824,909          1
SAST Growth Opportunities Portfolio Class 3             18,442,570       9.97         183,849,459          125,844,572          1
SAST Technology Portfolio Class 1                        2,454,505       3.67           9,002,990            6,514,657          1
SAST Technology Portfolio Class 2                          754,550       3.60           2,719,453            1,808,230          1
SAST Technology Portfolio Class 3                        6,838,197       3.56          24,372,613           19,211,550          1
SAST Marsico Focused Growth Portfolio
   Class 1                                               1,341,287      12.66          16,978,777           10,553,221          1
SAST Marsico Focused Growth Portfolio
   Class 2                                               1,177,216      12.53          14,745,650            9,317,248          1
SAST Marsico Focused Growth Portfolio
   Class 3                                               8,779,774      12.43         109,092,849           79,829,206          1
SAST Small & Mid Cap Value Portfolio
   Class 2                                                 924,166      22.07          20,393,339           14,189,147          1
SAST Small & Mid Cap Value Portfolio
   Class 3                                              23,538,478      21.97         517,039,466          372,865,917          1
SAST Foreign Value Portfolio Class 2                     1,455,849      17.06          24,841,804           20,053,626          1
SAST Foreign Value Portfolio Class 3                    31,067,609      17.03         529,074,266          419,490,479          1
SAST VCP Value Portfolio Class 3                         4,876,547      11.08          54,020,433           51,721,079          1
SAST VCP Total Return Balanced Portfolio
   Class 3                                               4,884,730      10.57          51,642,050           50,616,786          1
SAST Protected Asset Allocation SAST
   Portfolio Class 3                                     8,685,078      12.11         105,219,286           97,695,304          1
SAST American Funds Growth Portfolio
   Class 3                                              21,261,954      14.04         298,538,080          199,237,551          1
SAST American Funds Global Growth
   Portfolio Class 3                                    29,425,721      15.39         452,930,380          304,558,939          1
SAST American Funds Growth-Income
   Portfolio Class 3                                    17,431,576      13.68         238,480,333          162,478,667          1
SAST American Funds Asset Allocation
   Portfolio Class 3                                    10,898,502      13.93         151,830,987          113,418,774          1
SAST Cash Management Portfolio Class 1                   3,949,712      10.59          41,819,465           41,928,528          1
SAST Cash Management Portfolio Class 2                   1,378,422      10.51          14,481,861           14,552,605          1
SAST Cash Management Portfolio Class 3                  14,880,793      10.45         155,470,211          155,785,499          1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                    Net Asset
                                                                    Value Per  Value of Shares at
                                                         Shares       Share        Fair Value      Cost of Shares Held  Level (1)
-----------------------------------------------------  -----------  ---------  ------------------  -------------------  ----------
SAST Corporate Bond Portfolio Class 1                    6,063,481      13.31       $  80,677,033        $  75,383,243          1
SAST Corporate Bond Portfolio Class 2                    1,790,091      13.29          23,787,994           22,690,464          1
SAST Corporate Bond Portfolio Class 3                   48,899,226      13.23         646,977,548          642,284,176          1
SAST Global Bond Portfolio Class 1                       3,119,332      11.12          34,673,951           38,003,250          1
SAST Global Bond Portfolio Class 2                         788,861      11.05           8,716,751            9,581,704          1
SAST Global Bond Portfolio Class 3                      19,767,572      10.98         216,989,289          237,049,330          1
SAST High-Yield Bond Portfolio Class 1                  10,642,623       6.00          63,869,997           60,558,016          1
SAST High-Yield Bond Portfolio Class 2                   2,202,136       5.99          13,195,181           11,793,826          1
SAST High-Yield Bond Portfolio Class 3                  25,278,959       5.97         150,844,934          145,831,153          1
AST Asset Allocation Portfolio Class 1                   7,485,150      16.21         121,313,146           98,097,573          1
AST Asset Allocation Portfolio Class 2                     589,206      16.18           9,535,613            7,469,177          1
AST Asset Allocation Portfolio Class 3                   2,296,649      16.12          37,030,304           30,459,974          1
SAST Growth-Income Portfolio Class 1                     4,933,260      29.86         147,327,004          101,916,728          1
SAST Growth-Income Portfolio Class 2                       359,795      29.83          10,731,229            7,261,736          1
SAST Growth-Income Portfolio Class 3                     3,729,005      29.77         111,002,605           84,362,101          1
SAST Global Equities Portfolio Class 1                   2,958,288      18.19          53,809,389           38,877,392          1
SAST Global Equities Portfolio Class 2                     277,777      18.14           5,039,206            3,792,560          1
SAST Global Equities Portfolio Class 3                   1,932,750      18.06          34,910,507           26,421,138          1
SAST Alliance Growth Portfolio Class 1                   5,135,500      35.43         181,945,320          128,359,753          1
SAST Alliance Growth Portfolio Class 2                     641,351      35.37          22,683,417           12,236,796          1
SAST Alliance Growth Portfolio Class 3                   3,271,281      35.21         115,181,825           69,992,648          1
SAST MFS Massachusetts Investors Trust
   Portfolio Class 1                                     2,771,005      20.70          57,359,876           35,696,437          1
SAST MFS Massachusetts Investors Trust
   Portfolio Class 2                                       575,441      20.69          11,906,751            7,301,570          1
SAST MFS Massachusetts Investors Trust
   Portfolio Class 3                                    13,726,993      20.63         283,185,602          188,748,997          1
SAST Fundamental Growth Portfolio Class 1                1,917,706      24.80          47,551,481           36,819,831          1
SAST Fundamental Growth Portfolio Class 2                  120,735      24.48           2,956,092            1,814,328          1
SAST Fundamental Growth Portfolio Class 3                3,237,031      24.24          78,469,003           48,565,216          1
SAST Dynamic Allocation Portfolio Class 3              401,659,116      12.37       4,968,981,157        4,444,925,023          1
SAST International Diversified Equities
   Portfolio Class 1                                     4,095,855      10.34          42,330,888           38,281,471          1
SAST International Diversified Equities
   Portfolio Class 2                                     1,739,115      10.28          17,883,661           14,062,850          1
SAST International Diversified Equities
   Portfolio Class 3                                    16,094,245      10.27         165,223,822          142,287,489          1
SAST Davis Venture Value Portfolio Class 1              15,075,578      28.69         432,542,277          332,741,120          1
SAST Davis Venture Value Portfolio Class 2               2,205,939      28.67          63,243,583           47,859,431          1
SAST Davis Venture Value Portfolio Class 3              18,230,232      28.59         521,161,365          418,682,664          1
SAST MFS Total Return Portfolio Class 1                  7,975,443      18.22         145,305,778          118,894,034          1
SAST MFS Total Return Portfolio Class 2                  2,363,783      18.21          43,051,546           35,440,260          1
SAST MFS Total Return Portfolio Class 3                 11,389,403      18.18         207,025,709          170,611,770          1
SAST Total Return Bond Portfolio Class 1                 6,439,857       8.73          56,232,882           56,176,970          1
SAST Total Return Bond Portfolio Class 2                 1,699,429       8.69          14,765,227           15,226,580          1
SAST Total Return Bond Portfolio Class 3                91,358,994       8.65         790,267,631          816,527,655          1
SAST Telecom Utility Portfolio Class 1                   1,167,091      14.22          16,591,619           12,547,577          1
SAST Telecom Utility Portfolio Class 2                     142,280      14.21           2,021,794            1,473,277          1
SAST Telecom Utility Portfolio Class 3                   1,684,224      14.16          23,844,401           19,668,289          1
SAST Equity Opportunities Portfolio Class 1              1,829,505      17.40          31,838,932           20,283,578          1
SAST Equity Opportunities Portfolio Class 2                316,307      17.39           5,500,018            2,888,536          1
SAST Equity Opportunities Portfolio Class 3              2,341,979      17.36          40,647,695           26,514,170          1
SAST Aggressive Growth Portfolio Class 1                 2,097,779      16.12          33,810,009           25,221,000          1
SAST Aggressive Growth Portfolio Class 2                   232,750      15.95           3,712,893            2,315,074          1
SAST Aggressive Growth Portfolio Class 3                 1,607,175      15.81          25,407,830           17,174,089          1
SAST International Growth and Income
   Portfolio Class 1                                     4,348,015      10.78          46,885,819           47,097,591          1
SAST International Growth and Income
   Portfolio Class 2                                       774,231      10.82           8,378,889            6,881,757          1
SAST International Growth and Income
   Portfolio Class 3                                    16,236,437      10.79         175,188,561          130,891,851          1
SAST Emerging Markets Portfolio Class 1                  4,128,509       7.83          32,323,411           27,402,770          1
SAST Emerging Markets Portfolio Class 2                    776,963       7.78           6,044,398            5,703,691          1
SAST Emerging Markets Portfolio Class 3                 19,512,648       7.73         150,751,361          139,521,699          1
SAST SunAmerica Dynamic Strategy
   Portfolio Class 3                                   170,766,015      12.22       2,086,919,684        1,937,309,808          1
SAST Real Estate Portfolio Class 1                       2,022,646      14.13          28,572,706           22,258,366          1
SAST Real Estate Portfolio Class 2                         606,520      14.09           8,546,099            6,579,417          1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED

                                                                    Net Asset
                                                                    Value Per  Value of Shares at
                                                          Shares      Share        Fair Value      Cost of Shares Held  Level (1)
------------------------------------------------------  ----------  ---------  ------------------  -------------------  ----------
SAST Real Estate Portfolio Class 3                      16,981,768      14.03  $      238,203,941  $       194,898,878          1
SAST Dogs of Wall Street Portfolio Class 1               2,241,588      12.78          28,655,599           18,308,899          1
SAST Dogs of Wall Street Portfolio Class 2                 632,931      12.76           8,077,405            4,941,032          1
SAST Dogs of Wall Street Portfolio Class 3               6,102,609      12.72          77,607,623           59,116,937          1
SAST Balanced Portfolio Class 1                          2,451,060      18.95          46,451,843           37,435,622          1
SAST Balanced Portfolio Class 2                            467,210      18.92           8,841,085            6,796,994          1
SAST Balanced Portfolio Class 3                          4,388,024      18.88          82,862,821           68,066,375          1
SST Allocation Balanced Portfolio Class 3               11,237,541      12.52         140,695,502          123,319,738          1
SST Allocation Moderate Portfolio Class 3               14,716,039      12.54         184,596,378          155,918,253          1
SST Allocation Moderate Growth Portfolio Class 3        15,831,708      12.93         204,732,449          168,469,472          1
SST Allocation Growth Portfolio Class 3                  2,070,905      12.39          25,665,233           20,743,118          1
SST Real Return Portfolio Class 3                       31,553,476       9.63         303,828,327          314,678,448          1

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2012

                                                American      American                                 American    Lord Abbett
                                Lord Abbett      Funds         Funds                      American    Funds High-    Mid Cap
                                 Growth and     Growth-       Growth-       American       Funds        Income        Stock
                                   Income        Income        Income        Funds         Growth        Bond       Portfolio
                                 Portfolio        Fund          Fund         Growth         Fund         Fund         Class
                                  Class VC      Class 2       Class 3     Fund Class 2    Class 3       Class 3        VC
For the Year Ended
  December 31, 2013

From Operations:
  Net investment income
    (loss)                      $ (2,680,521) $   (902,740) $    142,404  $ (2,216,425) $    (629,847) $    983,027  $  (286,245)
  Net realized gain
    (losses)                      13,228,560    16,121,287     3,546,577    17,326,747      4,058,837       237,161    1,184,415
  Capital gain
    distributions from mutual
    funds                                  -             -             -             -              -             -            -
  Change in net
    unrealized appreciation
    (depreciation) of
      investments                 65,428,477    78,183,888    46,277,440    67,314,204     47,148,005      (185,601)   5,333,478
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------
    Increase (decrease)
      in net assets resulting
      from operations             75,976,516    93,402,435    49,966,421    82,424,526     50,576,995     1,034,587    6,231,648
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------

From Capital Transactions
  Net proceeds from
    units sold                     3,359,343     2,007,490       504,314     2,297,039        642,523        34,322       98,547
  Cost of units redeemed         (26,469,470)  (57,920,273)  (20,479,015)  (56,040,892)   (18,338,733)   (2,577,368)  (4,311,160)
  Net transfers                  (31,196,632)  (15,695,064)   (4,898,697)  (15,971,435)    (6,040,366)     (721,161)    (611,859)
  Contract maintenance
    charge                        (1,664,522)     (688,221)      (73,229)     (729,169)       (69,352)       (7,678)     (18,203)
  Adjustments to net assets
    allocated to contracts
    in payout period                  (3,294)      (14,966)     (192,891)        5,590       (177,777)      (11,783)          44
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------
    Increase (decrease)
      in net assets resulting
      from principal
      transactions               (55,974,575)  (72,311,034)  (25,139,518)  (70,438,867)   (23,983,705)   (3,283,668)  (4,842,631)
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------

Increase (decrease) in net
  assets                          20,001,941    21,091,401    24,826,903    11,985,659     26,593,290    (2,249,081)   1,389,017
Net assets at beginning of
  period                         246,892,647   331,098,829   168,428,470   328,161,278    189,388,729    21,243,606   23,886,215
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------
Net assets at end of period     $266,894,588  $352,190,230  $193,255,373  $340,146,937  $ 215,982,019  $ 18,994,525  $25,275,232
                                ============  ============  ============  ============  =============  ============  ============

For the Year Ended
  December 31, 2012

From Operations:
  Net investment income
    (loss)                      $ (1,547,776) $    (90,770) $    509,083  $ (2,823,759) $    (892,155) $  1,181,861  $  (230,530)
  Net realized gain
    (losses)                      (4,936,983)    3,426,834    (3,574,677)    6,184,128     (1,106,043)    1,283,155     (406,575)
  Change in net
    unrealized appreciation
    (depreciation) of
    investments                   30,936,836    47,116,389    29,101,675    48,749,836     31,574,284       (39,688)   3,697,614
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------
Increase (decrease) in net
  assets resulting from
  operations                      24,452,077    50,452,453    26,036,081    52,110,205     29,576,086     2,425,328    3,060,509
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------

From Capital Transactions
  Net proceeds from
  units sold                       6,069,074     1,271,785       166,298     1,010,943         92,258        17,322       46,298
  Cost of units redeemed         (24,704,296)  (52,456,496)  (23,727,924)  (50,098,214)   (21,084,065)   (2,614,545)  (4,057,197)
  Net transfers                      936,654   (12,881,588)   (6,354,038)  (19,621,669)    (8,229,570)      892,356   (1,462,211)
  Contract maintenance
    charge                           (46,023)     (106,153)      (82,367)      (95,508)       (78,133)       (9,002)     (15,560)
  Adjustments to net assets
    allocated to contracts
    in payout period                 (10,401)      (80,939)      179,734       (79,916)       403,236        40,913          (45)
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------
  Increase (decrease) in
    net assets resulting from
    principal transactions       (17,754,992)  (64,253,391)  (29,818,297)  (68,884,364)   (28,896,274)   (1,672,956)  (5,488,715)
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------

  Increase (decrease) in
    net assets                     6,697,085   (13,800,938)   (3,782,216)  (16,774,159)       679,812       752,372   (2,428,206)
Net assets at beginning of
  period                         240,195,562   344,899,767   172,210,686   344,935,437    188,708,917    20,491,234   26,314,421
                                ------------  ------------  ------------  ------------  -------------  ------------  ------------
Net assets at end of period     $246,892,647  $331,098,829  $168,428,470  $328,161,278  $ 189,388,729  $ 21,243,606  $23,886,215
                                ============  ============  ============  ============  =============  ============  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                         American
                                                                                                         Funds US     Principal
                                  American      American      American      American      American      Government     Equity
                                Funds Asset   Funds Asset   Funds Global   Funds Cash       Funds       AAA-Rated      Income
                                 Allocation    Allocation   Growth Fund    Management   International   Securities     Account
                                Fund Class 2  Fund Class 3    Class 2     Fund Class 3  Fund Class 3   Fund Class 3    Class 1
For the Year Ended
    December 31, 2013

From Operations:
  Net investment income
    (loss)                      $    (59,762) $     80,290  $   (898,399) $   (124,501) $      43,568  $   (111,954) $   275,664
  Net realized gain
    (losses)                       2,495,781     1,099,076    12,032,585       (51,742)        66,525      (109,394)     917,512
  Capital gain
    distributions from mutual
    funds                                  -             -             -             -              -       463,059            -
  Change in net
    unrealized appreciation
    depreciation) of
    investments                   12,164,308     6,900,953    48,741,488         7,597      7,965,880      (999,349)   3,148,633
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------
    Increase
      (decrease) in net assets
      resulting from
      operations                  14,600,327     8,080,319    59,875,674      (168,646)     8,075,973      (757,638)   4,341,809
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------

From Capital Transactions
  Net proceeds from
    units sold                     1,305,141       128,682     1,193,248        68,904         96,445        68,013      232,887
  Cost of units
    redeemed                     (10,441,307)   (3,915,197)  (42,152,463)   (3,714,104)    (4,843,807)   (1,978,740)  (4,977,121)
  Net transfers                    2,924,515       451,961    (7,175,525)    1,396,520       (835,523)   (2,705,825)  (1,708,180)
  Contract maintenance
    charge                           (57,878)      (13,873)     (606,532)       (5,689)       (15,202)       (6,995)     (49,368)
  Adjustments to net assets
    allocated to contracts
    in payout period                  (5,651)        8,753         1,459       (10,197)       (28,778)      (21,851)       2,251
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------
    Increase
      (decrease) in net assets
      resulting from principal
      transactions                (6,275,180)   (3,339,674)  (48,739,813)   (2,264,566)    (5,626,865)   (4,645,398)  (6,499,531)
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------

Increase (decrease) in net
  assets                           8,325,147     4,740,645    11,135,861    (2,433,212)     2,449,108   (5,403,036)   (2,157,722)
Net assets at beginning of
  period                          70,047,182    37,718,719   245,001,899    10,412,456     43,673,142    19,814,085   19,770,544
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------
Net assets at end of period     $ 78,372,329  $ 42,459,364  $256,137,760  $  7,979,244  $  46,122,250  $ 14,411,049  $17,612,822
                                ============  ============  ============  ============  =============  ============= ============

For the Year Ended
  December 31, 2012

From Operations:
  Net investment income
    (loss)                      $    220,394  $    239,337  $ (1,804,495) $   (143,537) $      78,786  $    (63,467) $   317,999
  Net realized gain
    (losses)                       2,343,033       332,343     7,593,712       (41,745)      (687,370)    1,064,694      262,953
  Change in net
    unrealized appreciation
    (depreciation) of
    investments                    7,305,108     4,699,282    41,419,811         3,947      7,262,938      (855,240)   1,765,784
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------
Increase (decrease) in net
  assets resulting from
  operations                       9,868,535     5,270,962    47,209,028      (181,335)     6,654,354       145,987    2,346,736
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------
From Capital Transactions
  Net proceeds from
    units sold                       227,173        69,337     1,043,420         9,063         16,644        79,814        8,280
  Cost of units
    redeemed                     (10,866,649)   (5,684,406)  (36,495,845)   (2,706,274)    (4,957,259)   (3,057,427)  (4,134,373)
  Net transfers                   (1,758,923)      869,092   (15,393,257)    1,408,616     (1,475,924)   (1,154,633)    (551,811)
  Contract maintenance
    charge                           (38,034)      (15,528)      (69,852)       (6,652)       (17,262)       (8,859)      (4,235)
  Adjustments to net assets
    allocated to contracts
    in payout period                   5,837       (12,736)      (55,901)       (1,399)       (20,913)         (551)         290
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------
  Increase (decrease)
    in net assets resulting
    from principal
    transactions                 (12,430,596)   (4,774,241)  (50,971,435)   (1,296,646)    (6,454,714)   (4,141,656)  (4,681,849)
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------
  Increase (decrease)
    in net assets                 (2,562,061)      496,721    (3,762,407)   (1,477,981)       199,640    (3,995,669)  (2,335,113)
Net assets at beginning of
    period                        72,609,243    37,221,998   248,764,306    11,890,437     43,473,502    23,809,754   22,105,657
                                ------------  ------------  ------------  ------------  -------------  -------------  -----------
Net assets at end of period     $ 70,047,182  $ 37,718,719  $245,001,899  $ 10,412,456  $  43,673,142  $ 19,814,085  $19,770,544
                                ============  ============  ============  ============  =============  ============= ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                 Principal      Principal     Principal    Principal      Principal
                                   Equity       LargeCap      LargeCap      LargeCap      LargeCap      Principal
                                   Income         Blend         Blend        Growth        Growth         Income
                                  Account      Account II    Account II     Account        Account       Account
                                  Class 2        Class 1       Class 2      Class 1        Class 2       Class 1

For the Year Ended
    December 31, 2013

From Operations:
  Net investment
    income (loss)               $    131,477  $     (2,276) $     (2,212) $        (34) $      (1,645) $    227,646
  Net realized gain
    (losses)                         312,706       187,349        17,806        24,705         20,429       264,835
  Capital gain
    distributions from
    mutual funds                           -             -             -             -              -             -
  Change in net
    unrealized appreciation
    (depreciation)
    of investments                 1,826,470       341,321       135,342       151,463         97,227      (567,443)
                                ------------  -------------  -----------  ------------  -------------  -------------
    Increase
      (decrease) in net
      assets resulting from
      operations                   2,270,653       526,394       150,936       176,134        116,011       (74,962)
                                ------------  -------------  -----------  ------------  -------------  -------------

From Capital Transactions
  Net proceeds from
    units sold                         1,732           394         1,732            (2)         1,427        12,500
  Cost of units
    redeemed                        (923,320)     (611,566)      (42,593)      (64,682)       (43,630)   (1,866,660)
  Net transfers                     (497,461)     (145,284)      (24,467)       27,781          6,921      (548,983)
  Contract maintenance
    charge                           (24,589)       (2,173)         (203)         (725)          (216)      (18,020)
  Adjustments to net assets
    allocated to contracts
    in payout period                       -            38             -             -              -            23
                                ------------  -------------  -----------  ------------  -------------  -------------
    Increase (decrease) in
      net assets resulting
      from principal
      transactions                (1,443,638)     (758,591)      (65,531)      (37,628)       (35,498)   (2,421,140)
                                ------------  -------------  -----------  ------------  -------------  -------------

Increase (decrease) in net
    assets                           827,015      (232,197)       85,405       138,506         80,513    (2,496,102)
Net assets at beginning of
    period                         9,664,865     2,089,544       542,704       557,629        380,060     8,564,496
                                ------------  -------------  -----------  ------------  -------------  -------------
Net assets at end
  of period                     $ 10,491,880  $  1,857,347  $    628,109  $    696,135  $     460,573  $  6,068,394
                                ============  ============  ============  ============  =============  =============

For the Year Ended
    December 31, 2012

From Operations:
  Net investment
    income (loss)               $    123,953  $     (3,632) $     (2,989) $     (7,010) $      (5,930) $    230,594
  Net realized gain
    (losses)                        (715,499)       24,725         1,143        27,364          1,943       178,157
  Change in net
    unrealized appreciation
    (depreciation) of
    investments                    1,824,022       296,322        65,984        65,406         55,804       248,571
                                ------------  -------------  -----------  ------------  -------------  -------------
Increase (decrease) in net
  assets resulting from
  operations                       1,232,476       317,415        64,138        85,760         51,817       657,322
                                ------------  -------------  -----------  ------------  -------------  -------------

From Capital Transactions
  Net proceeds from
    units sold                       102,164           396         3,748             -              -             -
  Cost of units
    redeemed                      (3,638,459)     (494,736)      (35,644)      (65,599)       (84,839)   (1,480,565)
  Net transfers                     (522,432)     (157,806)       12,498       (30,670)        52,438       482,562
  Contract maintenance
    charge                            (3,225)         (781)         (155)         (329)           (75)       (1,398)
  Adjustments to net
    assets allocated to
    contracts in payout
    period                                 -            81             -             -              -            44
                                ------------  -------------  -----------  ------------  -------------  -------------
  Increase (decrease)
    in net assets resulting
    from principal
    transactions                  (4,061,952)     (652,846)      (19,553)      (96,598)       (32,476)     (999,357)
                                ------------  -------------  -----------  ------------  -------------  -------------

  Increase (decrease)
    in net assets                 (2,829,476)     (335,431)       44,585       (10,838)        19,341      (342,035)
Net assets at beginning of
    period                        12,494,341     2,424,975       498,119       568,467        360,719     8,906,531
                                ------------  -------------  -----------  ------------  -------------  -------------
Net assets at end
  of period                     $  9,664,865  $  2,089,544  $    542,704  $    557,629  $     380,060  $  8,564,496
                                ============  ============  ============  ============  =============  =============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED


                                                Principal      Principal     Principal     Principal    Principal     Principal
                                 Principal     Diversified    Diversified      Money         Money     Real Estate   Real Estate
                                   Income     International  International     Market       Market      Securities   Securities
                                  Account        Account        Account       Account       Account      Account       Account
                                  Class 2        Class 1        Class 2       Class 1       Class 2      Class 1       Class 2
For the Year Ended
    December 31, 2013

From Operations:
  Net investment
    income (loss)               $    102,537  $      15,136  $       3,028  $    (22,189) $   (16,389) $     (2,850) $    (1,263)
  Net realized gain
    (losses)                          48,883         20,205          5,729             -            5       130,405        5,347
  Capital gain
    distributions from
    mutual funds                           -              -              -             -            -             -            -
  Change in net
    unrealized appreciation
    (depreciation)
    of investments                  (200,623)       217,155         66,325             -           (5)      (83,370)         804
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------
  Increase
    (decrease) in net
    assets resulting from
    operations                       (49,203)       252,496         75,082       (22,189)     (16,389)       44,185        4,888
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------

From Capital Transactions
  Net proceeds from
    units sold                             -         152,267          1,313         1,588          440            -            -
  Cost of units
    redeemed                        (295,977)      (639,180)       (21,891)   (2,242,295)  (1,355,381)     (366,266)     (12,061)
  Net transfers                      (81,216)      (123,422)         4,006     1,803,211    1,064,135      (126,529)      27,586
    Contract
    maintenance charge                (1,629)        (5,264)          (466)       (3,385)      (1,835)       (2,151)        (510)
  Adjustments to net
    assets allocated to
    contracts in payout
    period                               (15)        1,534               -             8          198             -            -
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------
    Increase (decrease) in
      net assets resulting
      from principal
      transactions                  (378,837)      (614,065)       (17,038)     (440,873)    (292,443)     (494,946)      15,015
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------

Increase (decrease) in net
  assets                          (428,040)      (361,569)        58,044      (463,062)    (308,832)     (450,761)      19,903
Net assets at beginning of
  period                           3,480,493      1,850,877        470,464     1,751,590    1,148,699     1,020,152      234,261
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------
Net assets at end
  of period                     $  3,052,453  $   1,489,308  $     528,508  $  1,288,528  $   839,867  $    569,391  $   254,164
                                ============  =============  =============  ============  ===========  ============  ============

For the Year Ended
  December 31, 2012

From Operations:
  Net investment
    income (loss)               $     84,431  $      13,582  $      (1,057) $    (32,108) $   (21,369) $        294  $    (1,474)
  Net realized gain
    (losses)                          70,880       (315,431)      (107,303)            -            -       (37,896)      12,845
  Change in net
    unrealized appreciation
    (depreciation) of
    investments                      111,957        602,664        219,087             -            -       178,173       25,306
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------
Increase (decrease) in net
  assets resulting from
  operations                         267,268        300,815        110,727       (32,108)     (21,369)      140,571       36,677
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------

From Capital Transactions
  Net proceeds from
    units sold                        22,505          7,917              -        33,074            -             -            -
  Cost of units
    redeemed                        (726,509)      (382,516)      (472,515)   (1,299,399)  (1,263,663)     (127,573)     (65,742)
  Net transfers                        4,308        (63,980)      (113,470)      528,435      816,728       140,869        1,267
  Contract maintenance
    charge                            (1,157)          (297)          (130)       (1,091)      (1,141)         (213)        (177)
  Adjustments to net
    assets allocated to
    contracts in payout
    period                               (31)             -              -            17        1,338             -            -
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------
  Increase (decrease)
    in net assets resulting
    from principal
    transactions                    (700,884)      (438,876)      (586,115)     (738,964)    (446,738)       13,083      (64,652)
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------

  Increase (decrease)
    in net assets                   (433,616)      (138,061)      (475,388)     (771,072)    (468,107)      153,654      (27,975)
Net assets at beginning of
    period                         3,914,109      1,988,938        945,852     2,522,662    1,616,806       866,498      262,236
                                ------------  -------------  -------------  ------------  -----------  ------------  ------------
Net assets at end
  of period                     $  3,480,493  $   1,850,877  $     470,464  $  1,751,590  $ 1,148,699  $  1,020,152  $   234,261
                                ============  =============  =============  ============  ===========  ============  ============

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                      Principal    Principal
                                                                            Principal    Principal       SAM          SAM
                                                                               SAM          SAM      Conservative Conservative
                                                                            Balanced     Balanced      Balanced     Balanced
                                                                            Portfolio    Portfolio    Portfolio    Portfolio
                                                                             Class 1      Class 2      Class 1      Class 2
For the Year Ended December 31, 2013
From Operations:
 Net investment income (loss)                                             $    382,347  $   219,558  $    68,539  $    53,848
 Net realized gain (losses)                                                  1,908,870    1,380,813      487,841      214,468
 Capital gain distributions from mutual funds                                  538,859      473,791       57,363       59,130
 Change in net unrealized appreciation
     (depreciation) of investments                                           4,197,328    3,771,216      (41,069)     206,208
                                                                          ------------  -----------  -----------  -----------
     Increase (decrease) in net assets resulting from operations             7,027,404    5,845,378      572,674      533,654
                                                                          ------------  -----------  -----------  -----------
From Capital Transactions
 Net proceeds from units sold                                                   64,041       64,970        5,033            -
 Cost of units redeemed                                                    (11,360,567)  (6,463,115)  (2,475,757)  (1,002,480)
 Net transfers                                                                 127,795      697,447       10,571       67,123
 Contract maintenance charge                                                   (46,182)     (70,604)      (6,590)      (5,168)
 Adjustments to net assets allocated to contracts in payout period                 459         (179)         102            -
                                                                          ------------  -----------  -----------  -----------
     Increase (decrease) in net assets resulting from principal
       transactions                                                        (11,214,454)  (5,771,481)  (2,466,641)    (940,525)
                                                                          ------------  -----------  -----------  -----------
Increase (decrease) in net assets                                           (4,187,050)      73,897   (1,893,967)    (406,871)
Net assets at beginning of period                                           49,901,020   40,398,503    6,652,943    6,117,469
                                                                          ------------  -----------  -----------  -----------
Net assets at end of period                                               $ 45,713,970  $40,472,400  $ 4,758,976  $ 5,710,598
                                                                          ============  ===========  ===========  ===========
For the Year Ended December 31, 2012
From Operations:
 Net investment income (loss)                                             $   (466,060) $  (501,529) $   (50,550) $   (66,120)
 Net realized gain (losses)                                                   (260,289)    (540,243)     189,584      121,089
 Change in net unrealized appreciation
   (depreciation) of investments                                             6,704,595    5,396,926      561,017      502,055
                                                                          ------------  -----------  -----------  -----------
Increase (decrease) in net assets resulting from operations                  5,978,246    4,355,154      700,051      557,024
                                                                          ------------  -----------  -----------  -----------
From Capital Transactions
 Net proceeds from units sold                                                   13,117       94,237        5,748       62,512
 Cost of units redeemed                                                    (14,518,459)  (7,070,916)  (2,697,439)    (813,427)
 Net transfers                                                              (1,872,397)    (577,162)     241,431     (194,179)
 Contract maintenance charge                                                   (13,902)      (9,865)      (1,562)      (1,102)
 Adjustments to net assets allocated to contracts in payout period                 893       (1,774)         239            -
                                                                          ------------  -----------  -----------  -----------
 Increase (decrease) in net assets resulting from principal transactions.  (16,390,748)  (7,565,480)  (2,451,583)    (946,196)
                                                                          ------------  -----------  -----------  -----------
 Increase (decrease) in net assets                                         (10,412,502)  (3,210,326)  (1,751,532)    (389,172)
Net assets at beginning of period                                           60,313,522   43,608,829    8,404,475    6,506,641
                                                                          ------------  -----------  -----------  -----------
Net assets at end of period                                               $ 49,901,020  $40,398,503  $ 6,652,943  $ 6,117,469
                                                                          ============  ===========  ===========  ===========


                                                                           Principal    Principal    Principal    Principal
                                                                              SAM          SAM          SAM          SAM
                                                                          Conservative Conservative  Flexible     Flexible
                                                                             Growth       Growth      Income       Income
                                                                           Portfolio    Portfolio    Portfolio    Portfolio
                                                                            Class 1      Class 2      Class 1      Class 2
For the Year Ended December 31, 2013
From Operations:
 Net investment income (loss)                                             $    43,344  $    (9,254) $   175,726  $   149,721
 Net realized gain (losses)                                                   907,779    1,153,312      308,128      207,998
 Capital gain distributions from mutual funds                                       -            -      118,069      117,718
 Change in net unrealized appreciation
     (depreciation) of investments                                          3,380,675    3,130,592      (46,552)      24,517
                                                                          -----------  -----------  -----------  -----------
     Increase (decrease) in net assets resulting from operations            4,331,798    4,274,650      555,371      499,954
                                                                          -----------  -----------  -----------  -----------
From Capital Transactions
 Net proceeds from units sold                                                  88,637       18,512        1,371            -
 Cost of units redeemed                                                    (3,586,922)  (4,325,184)  (1,676,850)  (1,138,542)
 Net transfers                                                               (410,573)   1,227,337     (395,564)     (55,397)
 Contract maintenance charge                                                  (19,969)     (66,369)      (5,638)      (4,495)
 Adjustments to net assets allocated to contracts in payout period                740            1          562          (57)
                                                                          -----------  -----------  -----------  -----------
     Increase (decrease) in net assets resulting from principal
       transactions                                                        (3,928,087)  (3,145,703)  (2,076,119)  (1,198,491)
                                                                          -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                             403,711    1,128,947   (1,520,748)    (698,537)
Net assets at beginning of period                                          22,262,379   21,654,425   10,179,606    9,187,314
                                                                          -----------  -----------  -----------  -----------
Net assets at end of period                                               $22,666,090  $22,783,372  $ 8,658,858  $ 8,488,777
                                                                          ===========  ===========  ===========  ===========
For the Year Ended December 31, 2012
From Operations:
 Net investment income (loss)                                             $  (258,459) $  (326,258) $   (40,236) $   (67,840)
 Net realized gain (losses)                                                   (25,000)    (278,276)      25,830      240,175
 Change in net unrealized appreciation
   (depreciation) of investments                                            3,097,564    3,284,118      927,803      617,845
                                                                          -----------  -----------  -----------  -----------
Increase (decrease) in net assets resulting from operations                 2,814,105    2,679,584      913,397      790,180
                                                                          -----------  -----------  -----------  -----------
From Capital Transactions
 Net proceeds from units sold                                                  21,239       35,767            -        2,213
 Cost of units redeemed                                                    (4,387,065)  (4,642,020)  (2,118,181)  (1,273,380)
 Net transfers                                                                (98,433)    (343,947)     307,148       82,530
 Contract maintenance charge                                                   (6,594)      (6,127)      (2,924)      (3,090)
 Adjustments to net assets allocated to contracts in payout period                (73)           -        1,141       (1,421)
                                                                          -----------  -----------  -----------  -----------
 Increase (decrease) in net assets resulting from principal transactions   (4,470,926)  (4,956,327)  (1,812,816)  (1,193,148)
                                                                          -----------  -----------  -----------  -----------
 Increase (decrease) in net assets                                         (1,656,821)  (2,276,743)    (899,419)    (402,968)
Net assets at beginning of period                                          23,919,200   23,931,168   11,079,025    9,590,282
                                                                          -----------  -----------  -----------  -----------
Net assets at end of period                                               $22,262,379  $21,654,425  $10,179,606  $ 9,187,314
                                                                          ===========  ===========  ===========  ===========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                          Principal    Principal
                                             SAM          SAM       Principal   Principal   Principal  Principal  Principal
                                          Strategic    Strategic    Short-Term  Short-Term   SmallCap   SmallCap  SmallCap
                                           Growth       Growth        Income      Income      Growth     Growth     Value
                                          Portfolio    Portfolio     Account     Account    Account II Account II Account I
                                           Class 1      Class 2      Class 1     Class 2     Class 1    Class 2    Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)          $   (13,151) $   (50,754) $     7,189  $    1,720  $  (8,535)  $ (3,936) $   (969)
   Net realized gain (losses)                496,865      520,686       53,853      12,353     76,437     21,320    28,241
   Capital gain distributions from
     mutual funds                                  -            -            -           -          -          -         -
   Change in net unrealized appreciation
       (depreciation) of
         investments                         860,540    1,683,981      (68,810)    (20,366)   132,982     74,003    51,507
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
    Increase (decrease) in net
       assets resulting from
         operations                        1,344,254    2,153,913       (7,768)     (6,293)   200,884     91,387    78,779
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
From Capital Transactions
   Net proceeds from units sold               64,600        3,697            -           -         31        713         -
   Cost of units redeemed                 (1,197,432)  (1,247,743)  (1,427,736)   (385,303)  (134,195)   (45,207)  (25,764)
   Net transfers                            (252,090)    (996,670)     244,742     (35,836)    25,393     (4,588)  (11,864)
   Contract maintenance charge                (5,539)     (31,996)      (1,440)     (1,563)      (780)      (335)     (754)
   Adjustments to net assets allocated
     to contracts in payout period               834           (1)          36           -         28          -         -
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
    Increase (decrease) in net
         assets resulting from
         principal transactions           (1,389,627)  (2,272,713)  (1,184,398)   (422,702)  (109,523)   (49,417)  (38,382)
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
Increase (decrease) in net assets            (45,373)    (118,800)  (1,192,166)   (428,995)    91,361     41,970    40,397
Net assets at beginning of period          5,899,514    9,600,136    2,129,241   1,220,917    488,202    223,293   220,386
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
Net assets at end of period              $ 5,854,141  $ 9,481,336  $   937,075  $  791,922  $ 579,563   $265,263  $260,783
                                         ===========  ===========  ===========  ==========  =========   ========  ========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)          $   (98,343) $  (168,689) $    10,731  $    1,631  $  (8,615)  $ (3,758) $ (1,318)
   Net realized gain (losses)               (286,508)    (618,777)      36,023      21,954     38,057      8,875     5,857
   Change in net unrealized appreciation
   (depreciation) of investments           1,451,726    2,155,615       37,361      16,941     51,620     26,619    31,932
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
Increase (decrease) in net assets
  resulting from operations                1,066,875    1,368,149       84,115      40,526     81,062     31,736    36,471
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
From Capital Transactions
   Net proceeds from units sold                  785        3,768            -      23,601         33          -         -
   Cost of units redeemed                 (2,882,573)  (2,609,717)    (409,476)   (304,563)  (139,698)   (37,631)  (19,728)
   Net transfers                            (972,987)    (266,939)    (292,192)     (6,732)   (40,026)     1,224    18,399
   Contract maintenance charge                (2,768)      (2,873)        (555)       (302)      (121)       (62)      (47)
   Adjustments to net assets allocated
     to contracts in payout period                 -            -           75           -         41          -         -
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
   Increase (decrease) in net assets
     resulting from principal
     transactions                         (3,857,543)  (2,875,761)    (702,148)   (287,996)  (179,771)   (36,469)   (1,376)
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
   Increase (decrease) in net assets      (2,790,668)  (1,507,612)    (618,033)   (247,470)   (98,709)    (4,733)   35,095
Net assets at beginning of period          8,690,182   11,107,748    2,747,274   1,468,387    586,911    228,026   185,291
                                         -----------  -----------  -----------  ----------  ---------   --------  --------
Net assets at end of period              $ 5,899,514  $ 9,600,136  $ 2,129,241  $1,220,917  $ 488,202   $223,293  $220,386
                                         ===========  ===========  ===========  ==========  =========   ========  ========

                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                         Principal
                                                   Principal   Principal    Principal       PVC       Principal  Principal
                                        Principal  Government  Government      PVC       Principal       PVC        PVC
                                        SmallCap     & High      & High      Capital      Capital      MidCap     MidCap
                                          Value     Quality     Quality    Appreciation Appreciation    Blend      Blend
                                        Account I     Bond        Bond       Account      Account       Acct       Acct
                                         Class 2    Class 1     Class 2      Class 1      Class 2      Class 1    Class 2
For the Year Ended December 31,
  2013
From Operations:
   Net investment income (loss)         $   (586) $    93,570  $   21,621  $   545,573   $   87,458  $   (2,906) $  (2,194)
   Net realized gain (losses)              4,383       26,351       3,322      756,165       41,481     346,291     33,575
   Capital gain distributions from
     mutual funds                              -            -           -    1,675,571      282,755     105,106     31,433
   Change in net unrealized appreciation
       (depreciation) of
        investments                       27,593     (223,093)    (55,199)     121,965       60,338     223,297    117,117
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
       Increase (decrease) in net
         assets resulting from
         operations                       31,390     (103,172)    (30,256)   3,099,274      472,032     671,788    179,931
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
From Capital Transactions
   Net proceeds from units sold                -          150           -      233,806        2,004         153      1,427
   Cost of units redeemed                 (6,390)    (879,778)   (137,474)  (3,382,032)    (163,919)   (751,902)   (20,396)
   Net transfers                           1,535     (115,418)    (27,511)  (1,046,371)     (99,718)   (141,233)   (56,984)
   Contract maintenance charge              (333)      (3,699)     (1,210)     (29,614)      (1,591)     (4,607)      (443)
   Adjustments to net assets
     allocated to contracts in payout
     period                                    -           38           -        2,923            -          26          -
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
       Increase (decrease) in net
         assets resulting from
         principal transactions           (5,188)    (998,707)   (166,195)  (4,221,288)    (263,224)   (897,563)   (76,396)
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
Increase (decrease) in net assets         26,202   (1,101,879)   (196,451)  (1,122,014)     208,808    (225,775)   103,535
Net assets at beginning of period         84,528    4,426,351   1,106,170   11,781,073    1,711,113   2,476,583    597,045
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
Net assets at end of period             $110,730  $ 3,324,472  $  909,719  $10,659,059   $1,919,921  $2,250,808  $ 700,580
                                        ========  ===========  ==========  ===========   ==========  ==========  =========
For the Year Ended December 31,
  2012
From Operations:
  Net investment income (loss)          $   (851) $   111,289  $   23,754  $   (42,161)  $  (15,792) $  (17,912) $  (6,255)
  Net realized gain (losses)               5,083       38,766       9,125      530,782      (36,802)    175,150     49,989
  Change in net unrealized appreciation
   (depreciation) of investments          11,794      (44,146)    (10,296)     940,226      291,060     302,412     64,635
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
Increase (decrease) in net assets
  resulting from operations               16,026      105,909      22,583    1,428,847      238,466     459,650    108,369
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
From Capital Transactions
   Net proceeds from units sold                -            -           -          395        8,755          33     62,500
   Cost of units redeemed                (15,816)    (525,042)   (176,429)  (1,797,070)    (735,722)   (569,162)  (137,771)
   Net transfers                          (6,440)     258,207      63,689     (211,039)     (72,138)   (368,228)  (148,259)
   Contract maintenance charge               (49)      (1,498)       (669)      (2,608)        (722)       (596)      (195)
   Adjustments to net assets
     allocated to contracts in payout
     period                                    -           70           -          101            -          46          -
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
   Increase (decrease) in net assets
     resulting from principal
     transactions                        (22,305)    (268,263)   (113,409)  (2,010,221)    (799,827)   (937,907)  (223,725)
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
   Increase (decrease) in net
     assets                               (6,279)    (162,354)    (90,826)    (581,374)    (561,361)   (478,257)  (115,356)
Net assets at beginning of period         90,807    4,588,705   1,196,996   12,362,447    2,272,474   2,954,840    712,401
                                        --------  -----------  ----------  -----------   ----------  ----------  ---------
Net assets at end of period             $ 84,528  $ 4,426,351  $1,106,170  $11,781,073   $1,711,113  $2,476,583  $ 597,045
                                        ========  ===========  ==========  ===========   ==========  ==========  =========


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                                  Columbia
                                                                              Columbia     Columbia                  VP
                                                                                 VP           VP     Columbia VP   Mid Cap
                                                                               Income       Asset     -Dividend    Growth
                                                                            Opportunities Allocation Opportunity Opportunity
                                                                                Fund         Fund       Fund        Fund
                                                                               Class 1     Class 1     Class 1     Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                              $ 2,433,896  $   6,681  $  (39,674)  $  (7,268)
   Net realized gain (losses)                                                    (78,936)     5,280      97,089      17,174
   Capital gain distributions from mutual funds                                  842,046          -           -     174,896
   Change in net unrealized appreciation
       (depreciation) of investments                                          (2,562,957)   101,034     512,626     (57,591)
                                                                             -----------  ---------  ----------   ---------
       Increase (decrease) in net assets resulting from operations               634,049    112,995     570,041     127,211
                                                                             -----------  ---------  ----------   ---------
From Capital Transactions
   Net proceeds from units sold                                                   38,785          -          13           -
   Cost of units redeemed                                                     (2,340,193)   (19,731)   (406,160)   (105,223)
   Net transfers                                                                (623,141)     1,251    (155,890)    (53,041)
   Contract maintenance charge                                                   (83,760)      (208)     (6,306)       (312)
   Adjustments to net assets allocated to contracts in payout period                   3          -           -           -
                                                                             -----------  ---------  ----------   ---------
       Increase (decrease) in net assets resulting from principal
         transactions                                                         (3,008,306)   (18,688)   (568,343)   (158,576)
                                                                             -----------  ---------  ----------   ---------
Increase (decrease) in net assets                                             (2,374,257)    94,307       1,698     (31,365)
Net assets at beginning of period                                             20,751,957    698,941   2,498,171     509,730
                                                                             -----------  ---------  ----------   ---------
Net assets at end of period                                                  $18,377,700  $ 793,248  $2,499,869   $ 478,365
                                                                             ===========  =========  ==========   =========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                              $ 1,074,729  $   6,693  $  (42,651)  $ (10,010)
   Net realized gain (losses)                                                    570,696    (23,562)   (321,424)     98,416
   Change in net unrealized appreciation
    (depreciation) of investments                                              1,039,927    117,066     699,151     (14,794)
                                                                             -----------  ---------  ----------   ---------
Increase (decrease) in net assets resulting from operations                    2,685,352    100,197     335,076      73,612
                                                                             -----------  ---------  ----------   ---------
From Capital Transactions
   Net proceeds from units sold                                                   42,778          -       1,178           -
   Cost of units redeemed                                                     (3,901,018)  (309,668)   (541,088)   (158,424)
   Net transfers                                                                (206,955)   (73,032)   (139,383)   (141,943)
   Contract maintenance charge                                                    (3,221)      (192)       (439)       (127)
   Adjustments to net assets allocated to contracts in payout period                   1          -           -           -
                                                                             -----------  ---------  ----------   ---------
   Increase (decrease) in net assets resulting from principal transactions    (4,068,415)  (382,892)   (679,732)   (300,494)
                                                                             -----------  ---------  ----------   ---------
   Increase (decrease) in net assets                                          (1,383,063)  (282,695)   (344,656)   (226,882)
Net assets at beginning of period                                             22,135,020    981,636   2,842,827     736,612
                                                                             -----------  ---------  ----------   ---------
Net assets at end of period                                                  $20,751,957  $ 698,941  $2,498,171   $ 509,730
                                                                             ===========  =========  ==========   =========

                                                                                                                    Invesco
                                                                        Columbia VP    Invesco        Invesco      VI Growth
                                                                           Small          VI            VI            and
                                                                          Company      American      Comstock       Income
                                                                        Growth Fund Franchise Fund     Fund          Fund
                                                                          Class 1     Series II      Series II     Series II
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $  (15,953)  $  (261,176)  $   (534,311) $ (1,797,685)
   Net realized gain (losses)                                              154,070     1,699,004     25,145,587    33,371,683
   Capital gain distributions from mutual funds                                  -             -              -     4,670,436
   Change in net unrealized appreciation
       (depreciation) of investments                                       224,073     4,971,400     80,691,207   113,347,215
                                                                        ----------   -----------   ------------  ------------
       Increase (decrease) in net assets resulting from operations         362,190     6,409,228    105,302,483   149,591,649
                                                                        ----------   -----------   ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                                  2       290,277      9,109,248    10,066,330
   Cost of units redeemed                                                 (251,993)   (2,545,021)   (35,713,308)  (56,188,672)
   Net transfers                                                          (213,776)   (1,987,875)   (26,922,544)  (48,354,767)
   Contract maintenance charge                                              (1,335)      (83,020)    (2,291,447)   (3,540,126)
   Adjustments to net assets allocated to contracts in payout period             -          (185)        11,867          (779)
                                                                        ----------   -----------   ------------  ------------
       Increase (decrease) in net assets resulting from principal
         transactions                                                     (467,102)   (4,325,824)   (55,806,184)  (98,018,014)
                                                                        ----------   -----------   ------------  ------------
Increase (decrease) in net assets                                         (104,912)    2,083,404     49,496,299    51,573,635
Net assets at beginning of period                                        1,150,648    19,411,558    334,691,288   507,491,508
                                                                        ----------   -----------   ------------  ------------
Net assets at end of period                                             $1,045,736   $21,494,962   $384,187,587  $559,065,143
                                                                        ==========   ===========   ============  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $  (19,829)  $  (337,255)  $   (215,534) $ (1,438,777)
   Net realized gain (losses)                                               23,567     1,970,373      4,538,137     4,170,710
   Change in net unrealized appreciation
    (depreciation) of investments                                          129,448       805,443     47,297,322    57,201,456
                                                                        ----------   -----------   ------------  ------------
Increase (decrease) in net assets resulting from operations                133,186     2,438,561     51,619,925    59,933,389
                                                                        ----------   -----------   ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                              1,455       488,363     12,558,307    15,451,872
   Cost of units redeemed                                                 (269,286)   (2,926,148)   (33,367,722)  (53,923,075)
   Net transfers                                                           (58,904)   (1,421,893)    (2,832,431)      885,474
   Contract maintenance charge                                                (213)       (5,227)       (63,423)      (91,793)
   Adjustments to net assets allocated to contracts in payout period             -            38        (25,773)       (4,949)
                                                                        ----------   -----------   ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         (326,948)   (3,864,867)   (23,731,042)  (37,682,471)
                                                                        ----------   -----------   ------------  ------------
   Increase (decrease) in net assets                                      (193,762)   (1,426,306)    27,888,883    22,250,918
Net assets at beginning of period                                        1,344,410    20,837,864    306,802,405   485,240,590
                                                                        ----------   -----------   ------------  ------------
Net assets at end of period                                             $1,150,648   $19,411,558   $334,691,288  $507,491,508
                                                                        ==========   ===========   ============  ============


                            See accompanying notes

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                             Franklin
                                                                             Templeton
                                                                                VIP        Columbia     Columbia    Columbia
                                                                Franklin     Founding         VP           VP          VP
                                                                 Income        Funds       Marsico    Marsico 21st  Marsico
                                                               Securities   Allocations    Focused      Century      Growth
                                                                  Fund         Fund        Equities       Fund        Fund
                                                                Class 2       Class 2    Fund Class 1   Class 1     Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                               $  6,772,695  $ 5,128,207  $  (374,221)  $  (12,585) $  (30,065)
   Net realized gain (losses)                                    1,461,589      946,628    1,052,949       73,247     179,035
   Capital gain distributions from mutual funds                          -    8,595,330    4,612,611            -          -
   Change in net unrealized appreciation
       (depreciation) of investments                             7,878,092   (5,027,233)   4,272,231      312,315     511,844
                                                              ------------  -----------  -----------   ----------  ----------
       Increase (decrease) in net assets resulting from
         operations                                             16,112,376    9,642,932    9,563,570      372,977     660,814
                                                              ------------  -----------  -----------   ----------  ----------
From Capital Transactions
   Net proceeds from units sold                                 12,073,657    3,773,392       46,250            -       1,009
   Cost of units redeemed                                       (9,761,330)  (3,770,459)  (4,652,866)    (284,417)   (308,999)
   Net transfers                                                 6,305,573   (1,152,553)  (1,962,956)     (44,372)   (204,186)
   Contract maintenance charge                                  (1,001,823)    (384,582)    (115,797)      (1,425)     (4,974)
   Adjustments to net assets allocated to contracts in
     payout period                                                       3           (1)          31            -           -
                                                              ------------  -----------  -----------   ----------  ----------
       Increase (decrease) in net assets resulting from
         principal transactions                                  7,616,080   (1,534,203)  (6,685,338)    (330,214)   (517,150)
                                                              ------------  -----------  -----------   ----------  ----------
Increase (decrease) in net assets                               23,728,456    8,108,729    2,878,232       42,763     143,664
Net assets at beginning of period                              127,193,425   44,629,639   29,503,446    1,099,367   2,200,594
                                                              ------------  -----------  -----------   ----------  ----------
Net assets at end of period                                   $150,921,881  $52,738,368  $32,381,678   $1,142,130  $2,344,258
                                                              ============  ===========  ===========   ==========  ==========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                               $  5,697,642  $   542,055  $  (403,008)  $  (18,990) $  (22,214)
   Net realized gain (losses)                                      902,314      858,275    2,382,560       19,836     194,302
   Change in net unrealized appreciation
    (depreciation) of investments                                5,112,658    4,099,935    1,344,900      131,173     109,710
                                                              ------------  -----------  -----------   ----------  ----------
Increase (decrease) in net assets resulting from operations     11,712,614    5,500,265    3,324,452      132,019     281,798
                                                              ------------  -----------  -----------   ----------  ----------
From Capital Transactions
   Net proceeds from units sold                                 18,414,217    2,243,541       67,666            -       2,043
   Cost of units redeemed                                      (10,264,591)  (5,180,044)  (4,780,751)    (139,771)   (373,160)
   Net transfers                                                11,632,455      976,756     (991,167)    (173,500)   (300,529)
   Contract maintenance charge                                     (10,841)      (5,329)      (5,143)         (98)       (483)
   Adjustments to net assets allocated to contracts in
     payout period                                                       -            -          127            -           -
                                                              ------------  -----------  -----------   ----------  ----------
   Increase (decrease) in net assets resulting from
     principal transactions                                     19,771,240   (1,965,076)  (5,709,268)    (313,369)   (672,129)
                                                              ------------  -----------  -----------   ----------  ----------
   Increase (decrease) in net assets                            31,483,854    3,535,189   (2,384,816)    (181,350)   (390,331)
Net assets at beginning of period                               95,709,571   41,094,450   31,888,262    1,280,717   2,590,925
                                                              ------------  -----------  -----------   ----------  ----------
Net assets at end of period                                   $127,193,425  $44,629,639  $29,503,446   $1,099,367  $2,200,594
                                                              ============  ===========  ===========   ==========  ==========


                                                                              Columbia
                                                                                 VP                                   Sterling
                                                                               Marsico     Sterling     Sterling      Capital
                                                                            International  Capital       Capital     Strategic
                                                                            Opportunities   Select       Special     Allocation
                                                                                Fund        Equity    Opportunities    Equity
                                                                               Class 2       VIF           VIF          VIF
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                              $  (26,447)  $   (3,869)  $  (167,836) $    (6,503)
   Net realized gain (losses)                                                    93,419       41,879       712,803      170,232
   Capital gain distributions from mutual funds                                       -            -     1,232,151            -
Change in net unrealized appreciation
       (depreciation) of investments                                            325,732      114,470       649,499     (105,423)
                                                                             ----------   ----------   -----------  -----------
       Increase (decrease) in net assets resulting from operations              392,704      152,480     2,426,617       58,306
                                                                             ----------   ----------   -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                                     213          270       (16,057)       1,029
   Cost of units redeemed                                                      (384,433)    (199,718)   (1,485,878)    (165,068)
   Net transfers                                                               (241,916)      20,469    (1,531,057)  (1,389,480)
   Contract maintenance charge                                                   (5,850)      (6,649)      (59,282)      (2,929)
   Adjustments to net assets allocated to contracts in payout period                  -            -             1            -
                                                                             ----------   ----------   -----------  -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                          (631,986)    (185,628)   (3,092,273)  (1,556,448)
                                                                             ----------   ----------   -----------  -----------
Increase (decrease) in net assets                                              (239,282)     (33,148)     (665,656)  (1,498,142)
Net assets at beginning of period                                             2,422,378    1,069,734    11,496,176    1,498,142
                                                                             ----------   ----------   -----------  -----------
Net assets at end of period                                                  $2,183,096   $1,036,586   $10,830,520  $         -
                                                                             ==========   ==========   ===========  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                              $  (17,627)  $   (7,271)  $  (168,562) $   (10,954)
   Net realized gain (losses)                                                  (391,873)     (97,923)    1,069,212      (36,246)
Change in net unrealized appreciation
   (depreciation) of investments                                                830,615      255,030       564,874      222,749
                                                                             ----------   ----------   -----------  -----------
Increase (decrease) in net assets resulting from operations                     421,115      149,836     1,465,524      175,549
                                                                             ----------   ----------   -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                                   1,591          255        51,778        1,993
   Cost of units redeemed                                                      (645,869)    (154,318)   (1,277,603)    (132,461)
   Net transfers                                                               (261,955)    (317,806)   (1,755,861)    (100,635)
   Contract maintenance charge                                                     (398)        (203)       (1,201)        (317)
   Adjustments to net assets allocated to contracts in payout period                  -            -             -            -
                                                                             ----------   ----------   -----------  -----------
   Increase (decrease) in net assets resulting from principal transactions.    (906,631)    (472,072)   (2,982,887)    (231,420)
                                                                             ----------   ----------   -----------  -----------
   Increase (decrease) in net assets                                           (485,516)    (322,236)   (1,517,363)     (55,871)
Net assets at beginning of period                                             2,907,894    1,391,970    13,013,539    1,554,013
                                                                             ----------   ----------   -----------  -----------
Net assets at end of period                                                  $2,422,378   $1,069,734   $11,496,176  $ 1,498,142
                                                                             ==========   ==========   ===========  ===========


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                                        AST
                                                                                                                     Government
                                                                Sterling                                                and
                                                                Capital         AST          AST           AST        Quality
                                                                 Total        Growth       Growth        Growth         Bond
                                                                 Return      Portfolio    Portfolio     Portfolio    Portfolio
                                                                Bond VIF      Class 1      Class 2       Class 3      Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                               $   109,737  $   (621,007) $  (233,658) $ (1,177,646) $    849,394
   Net realized gain (losses)                                     (45,528)    3,161,783    1,258,864     5,949,680       328,042
   Capital gain distributions from mutual funds                   216,956             -            -             -       924,256
   Change in net unrealized appreciation
       (depreciation) of investments                             (494,954)   21,582,353    5,982,640    27,022,416    (5,825,989)
                                                              -----------  ------------  -----------  ------------  ------------
       Increase (decrease) in net assets resulting from
         operations                                              (213,789)   24,123,129    7,007,846    31,794,450    (3,724,297)
                                                              -----------  ------------  -----------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                   (10,742)      336,270      227,864     1,579,701       512,796
   Cost of units redeemed                                        (840,686)   (9,514,469)  (4,008,506)  (16,249,212)  (14,640,647)
   Net transfers                                                  (26,354)   (3,024,770)  (1,924,167)  (10,583,718)   (4,886,384)
   Contract maintenance charge                                    (37,870)      (49,353)     (58,848)     (520,862)      (56,831)
   Adjustments to net assets allocated to contracts in
     payout period                                                     (6)       14,246         (243)      (12,806)       16,076
                                                              -----------  ------------  -----------  ------------  ------------
       Increase (decrease) in net assets resulting from
         principal transactions                                  (915,658)  (12,238,076)  (5,763,900)  (25,786,897)  (19,054,990)
                                                              -----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets                              (1,129,447)   11,885,053    1,243,946     6,007,553   (22,779,287)
Net assets at beginning of period                               7,502,837    78,747,227   23,923,706   107,878,788   114,126,971
                                                              -----------  ------------  -----------  ------------  ------------
Net assets at end of period                                   $ 6,373,390  $ 90,632,280  $25,167,652  $113,886,341  $ 91,347,684
                                                              ===========  ============  ===========  ============  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                               $    94,235  $   (811,305) $  (306,315) $ (1,465,740) $    856,585
   Net realized gain (losses)                                     303,585    (5,513,267)    (371,018)   (5,913,748)    2,818,520
   Change in net unrealized appreciation
    (depreciation) of investments                                 (72,720)   16,246,128    3,721,193    20,378,265      (936,141)
                                                              -----------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets resulting from
  operations                                                      325,100     9,921,556    3,043,860    12,998,777     2,738,964
                                                              -----------  ------------  -----------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                    22,531       200,933      191,773     2,246,830       286,173
   Cost of units redeemed                                        (750,789)  (12,055,104)  (4,283,796)  (15,093,107)  (18,962,049)
   Net transfers                                                  174,269    (3,378,498)  (1,240,229)   (4,401,147)     (356,782)
   Contract maintenance charge                                       (940)      (45,375)      (5,518)      (24,887)      (56,189)
   Adjustments to net assets allocated to contracts in
     payout period                                                      -       (25,772)        (287)         (212)       (9,271)
                                                              -----------  ------------  -----------  ------------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                      (554,929)  (15,303,816)  (5,338,057)  (17,272,523)  (19,098,118)
                                                              -----------  ------------  -----------  ------------  ------------
   Increase (decrease) in net assets                             (229,829)   (5,382,260)  (2,294,197)   (4,273,746)  (16,359,154)
Net assets at beginning of period                               7,732,666    84,129,487   26,217,903   112,152,534   130,486,125
                                                              -----------  ------------  -----------  ------------  ------------
Net assets at end of period                                   $ 7,502,837  $ 78,747,227  $23,923,706  $107,878,788  $114,126,971
                                                              ===========  ============  ===========  ============  ============


                                                                            AST
                                                                         Government        AST
                                                                            and       Government and     AST           AST
                                                                          Quality        Quality       Capital       Capital
                                                                            Bond           Bond      Appreciation  Appreciation
                                                                         Portfolio      Portfolio     Portfolio     Portfolio
                                                                          Class 2        Class 3       Class 1       Class 2
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $    282,972   $  3,603,556  $ (4,404,267) $   (823,001)
   Net realized gain (losses)                                                126,870       (215,406)   11,797,508     3,599,488
   Capital gain distributions from mutual funds                              417,627      5,589,987    31,980,048     5,908,348
   Change in net unrealized appreciation
       (depreciation) of investments                                      (2,609,482)   (32,748,213)   44,652,238     6,559,199
                                                                        ------------   ------------  ------------  ------------
       Increase (decrease) in net assets resulting from
         operations                                                       (1,782,013)   (23,770,076)   84,025,527    15,244,034
                                                                        ------------   ------------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                              188,371     16,882,063       874,235       326,584
   Cost of units redeemed                                                 (7,485,178)   (65,045,415)  (37,912,921)   (8,486,101)
   Net transfers                                                             165,272     44,624,644   (10,934,066)   (3,201,270)
   Contract maintenance charge                                               (98,079)    (3,917,515)     (141,965)     (103,771)
   Adjustments to net assets allocated to contracts in payout
     period                                                                   (2,535)         3,607       (34,764)          (94)
                                                                        ------------   ------------  ------------  ------------
       Increase (decrease) in net assets resulting from principal
         transactions                                                     (7,232,149)    (7,452,616)  (48,149,481)  (11,464,652)
                                                                        ------------   ------------  ------------  ------------
Increase (decrease) in net assets                                         (9,014,162)   (31,222,692)   35,876,046     3,779,382
Net assets at beginning of period                                         51,673,698    631,221,388   272,180,054    50,116,951
                                                                        ------------   ------------  ------------  ------------
Net assets at end of period                                             $ 42,659,536   $599,998,696  $308,056,100  $ 53,896,333
                                                                        ============   ============  ============  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $    268,318   $  2,943,959  $ (4,313,728) $   (835,927)
   Net realized gain (losses)                                              1,393,914     14,088,591    14,433,876     1,921,556
   Change in net unrealized appreciation
    (depreciation) of investments                                           (505,937)    (5,113,900)   45,564,014     9,500,043
                                                                        ------------   ------------  ------------  ------------
Increase (decrease) in net assets resulting from operations                1,156,295     11,918,650    55,684,162    10,585,672
                                                                        ------------   ------------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                              246,434     29,062,913       629,279       226,298
   Cost of units redeemed                                                (10,770,833)   (78,201,123)  (35,448,943)   (8,491,296)
   Net transfers                                                           1,342,146     61,200,858   (11,430,557)   (2,913,392)
   Contract maintenance charge                                               (11,297)       (89,092)     (145,926)      (12,081)
   Adjustments to net assets allocated to contracts in payout
     period                                                                      212         (1,068)      (76,395)         (981)
                                                                        ------------   ------------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         (9,193,338)    11,972,488   (46,472,542)  (11,191,452)
                                                                        ------------   ------------  ------------  ------------
   Increase (decrease) in net assets                                      (8,037,043)    23,891,138     9,211,620      (605,780)
Net assets at beginning of period                                         59,710,741    607,330,250   262,968,434    50,722,731
                                                                        ------------   ------------  ------------  ------------
Net assets at end of period                                             $ 51,673,698   $631,221,388  $272,180,054  $ 50,116,951
                                                                        ============   ============  ============  ============


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                                    SAST
                                                             AST            AST          AST           AST          Small
                                                           Capital        Natural      Natural       Natural       Company
                                                         Appreciation    Resources    Resources     Resources       Value
                                                          Portfolio      Portfolio    Portfolio     Portfolio     Portfolio
                                                           Class 3        Class 1      Class 2       Class 3       Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                          $ (6,811,915) $   (268,438) $   (83,763) $   (965,088) $ (1,845,946)
   Net realized gain (losses)                              26,333,644    (4,863,087)  (1,020,349)  (11,090,077)   16,697,942
   Capital gain distributions from mutual funds            49,630,874             -            -             -       653,149
   Change in net unrealized appreciation
       (depreciation) of investments                       55,708,789     6,858,604    1,531,244    16,375,239    42,584,076
                                                         ------------  ------------  -----------  ------------  ------------
       Increase (decrease) in net assets resulting
         from operations                                  124,861,392     1,727,079      427,132     4,320,074    58,089,221
                                                         ------------  ------------  -----------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                            13,979,529       161,184      244,196     2,763,175     3,786,928
   Cost of units redeemed                                 (56,180,530)   (4,611,327)  (1,378,568)  (13,788,407)  (15,324,266)
   Net transfers                                          (32,028,528)   (4,295,146)    (343,886)   (2,599,288)  (24,321,725)
   Contract maintenance charge                             (2,512,243)      (29,595)     (26,175)     (614,166)   (1,627,025)
   Adjustments to net assets allocated to contracts in
     payout period                                            (20,599)          684           (1)        1,615           397
                                                         ------------  ------------  -----------  ------------  ------------
       Increase (decrease) in net assets resulting
         from principal transactions                      (76,762,371)   (8,774,200)  (1,504,434)  (14,237,071)  (37,485,691)
                                                         ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets                          48,099,021    (7,047,121)  (1,077,302)   (9,916,997)   20,603,530
Net assets at beginning of period                         406,741,144    51,199,282   11,581,211   118,286,726   190,331,013
                                                         ------------  ------------  -----------  ------------  ------------
Net assets at end of period                              $454,840,165  $ 44,152,161  $10,503,909  $108,369,729  $210,934,543
                                                         ============  ============  ===========  ============  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                          $ (6,518,941) $   (260,756) $   (93,755) $   (978,436) $ (2,479,656)
   Net realized gain (losses)                              23,859,443   (11,752,113)    (945,204)   (9,535,036)    5,838,828
   Change in net unrealized appreciation
    (depreciation) of investments                          63,198,193    13,110,318    1,273,714    12,287,922    24,210,339
                                                         ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets resulting from
  operations                                               80,538,695     1,097,449      234,755     1,774,450    27,569,511
                                                         ------------  ------------  -----------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                            14,978,306       202,171       98,836     3,806,085     7,835,754
   Cost of units redeemed                                 (45,906,887)   (8,528,421)  (1,859,289)  (14,447,881)  (13,651,371)
   Net transfers                                          (19,933,618)   (3,391,138)    (816,952)      227,234    (1,820,216)
   Contract maintenance charge                                (65,176)      (26,989)      (3,199)      (23,046)      (20,298)
   Adjustments to net assets allocated to contracts in
     payout period                                                275        (4,164)         102           230          (351)
                                                         ------------  ------------  -----------  ------------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                               (50,927,100)  (11,748,541)  (2,580,502)  (10,437,378)   (7,656,482)
                                                         ------------  ------------  -----------  ------------  ------------
   Increase (decrease) in net assets                       29,611,595   (10,651,092)  (2,345,747)   (8,662,928)   19,913,029
Net assets at beginning of period                         377,129,549    61,850,374   13,926,958   126,949,654   170,417,984
                                                         ------------  ------------  -----------  ------------  ------------
Net assets at end of period                              $406,741,144  $ 51,199,282  $11,581,211  $118,286,726  $190,331,013
                                                         ============  ============  ===========  ============  ============


                                                                           SAST         SAST                       SAST
                                                                          Mid-Cap      Mid-Cap     SAST Mid-      Capital
                                                                          Growth       Growth      Cap Growth     Growth
                                                                         Portfolio    Portfolio    Portfolio     Portfolio
                                                                          Class 1      Class 2      Class 3       Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $  (554,620) $  (260,442) $ (1,715,386) $   (40,749)
   Net realized gain (losses)                                             2,758,132    1,677,009    10,050,745      413,359
   Capital gain distributions from mutual funds                                   -            -             -            -
  Change in net unrealized appreciation
       (depreciation) of investments                                     10,146,113    4,214,306    28,444,916      929,073
                                                                        -----------  -----------  ------------  -----------
       Increase (decrease) in net assets resulting from operations       12,349,625    5,630,873    36,780,275    1,301,683
                                                                        -----------  -----------  ------------  -----------
From Capital Transactions
   Net proceeds from units sold                                             204,424       37,852     2,789,518       78,874
   Cost of units redeemed                                                (6,722,990)  (2,251,643)  (12,671,352)    (808,413)
   Net transfers                                                           (131,788)  (1,006,462)   (9,339,815)    (306,816)
   Contract maintenance charge                                              (21,791)     (38,681)     (676,914)      (3,075)
   Adjustments to net assets allocated to contracts in payout period         (5,576)       1,290          (527)      (3,881)
                                                                        -----------  -----------  ------------  -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (6,677,721)  (3,257,644)  (19,899,090)  (1,043,311)
                                                                        -----------  -----------  ------------  -----------
Increase (decrease) in net assets                                         5,671,904    2,373,229    16,881,185      258,372
Net assets at beginning of period                                        34,497,718   15,477,361   100,053,889    5,336,136
                                                                        -----------  -----------  ------------  -----------
Net assets at end of period                                             $40,169,622  $17,850,590  $116,935,074  $ 5,594,508
                                                                        ===========  ===========  ============  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $  (558,371) $  (257,185) $ (1,577,499) $   (62,967)
   Net realized gain (losses)                                               447,929      870,276     5,180,823      136,263
  Change in net unrealized appreciation
    (depreciation) of investments                                         4,959,520    1,583,821     9,478,199      579,393
                                                                        -----------  -----------  ------------  -----------
Increase (decrease) in net assets resulting from operations               4,849,078    2,196,912    13,081,523      652,689
                                                                        -----------  -----------  ------------  -----------
From Capital Transactions
   Net proceeds from units sold                                              97,401       39,546     4,857,443       24,409
   Cost of units redeemed                                                (4,725,272)  (2,189,818)  (10,197,408)    (958,287)
   Net transfers                                                           (730,668)    (763,739)      349,309      118,728
   Contract maintenance charge                                              (21,623)      (4,328)      (15,379)      (3,013)
   Adjustments to net assets allocated to contracts in payout period        (14,376)      (1,211)          (32)         458
                                                                        -----------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (5,394,538)  (2,919,550)   (5,006,067)    (817,705)
                                                                        -----------  -----------  ------------  -----------
   Increase (decrease) in net assets                                       (545,460)    (722,638)    8,075,456     (165,016)
Net assets at beginning of period                                        35,043,178   16,199,999    91,978,433    5,501,152
                                                                        -----------  -----------  ------------  -----------
Net assets at end of period                                             $34,497,718  $15,477,361  $100,053,889  $ 5,336,136
                                                                        ===========  ===========  ============  ===========


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                               SAST        SAST         SAST         SAST
                                                                              Capital     Capital     Blue Chip    Blue Chip
                                                                              Growth      Growth       Growth       Growth
                                                                             Portfolio   Portfolio    Portfolio    Portfolio
                                                                              Class 2     Class 3      Class 1      Class 2
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                             $  (19,974) $  (472,991) $   (80,082) $  (41,241)
   Net realized gain (losses)                                                  154,136    2,737,365      216,562     236,954
   Capital gain distributions from mutual funds                                      -            -      511,324     220,490
   Change in net unrealized appreciation
       (depreciation) of investments                                           357,011    8,536,666    1,215,071     404,418
                                                                            ----------  -----------  -----------  ----------
       Increase (decrease) in net assets resulting from operations             491,173   10,801,040    1,862,875     820,621
                                                                            ----------  -----------  -----------  ----------
From Capital Transactions
   Net proceeds from units sold                                                     76      286,092       65,543       3,020
   Cost of units redeemed                                                     (136,556)  (4,128,318)    (750,981)   (452,838)
   Net transfers                                                              (321,518)  (3,639,843)    (424,862)   (251,377)
   Contract maintenance charge                                                  (3,823)    (304,943)      (3,280)     (6,897)
   Adjustments to net assets allocated to contracts in payout period                 -        1,328         (785)          -
                                                                            ----------  -----------  -----------  ----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                         (461,821)  (7,785,684)  (1,114,365)   (708,092)
                                                                            ----------  -----------  -----------  ----------
Increase (decrease) in net assets                                               29,352    3,015,356      748,510     112,529
Net assets at beginning of period                                            2,049,678   43,426,909    6,614,987   2,909,843
                                                                            ----------  -----------  -----------  ----------
Net assets at end of period                                                 $2,079,030  $46,442,265  $ 7,363,497  $3,022,372
                                                                            ==========  ===========  ===========  ==========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                             $  (27,839) $  (648,149) $  (118,261) $  (50,506)
   Net realized gain (losses)                                                  107,453      654,434      588,602     154,974
   Change in net unrealized appreciation
    (depreciation) of investments                                              162,241    5,095,160      366,925     198,955
                                                                            ----------  -----------  -----------  ----------
Increase (decrease) in net assets resulting from operations                    241,855    5,101,445      837,266     303,423
                                                                            ----------  -----------  -----------  ----------
From Capital Transactions
   Net proceeds from units sold                                                  1,150    1,194,806       13,369      12,280
   Cost of units redeemed                                                     (256,072)  (4,754,432)  (1,162,046)   (575,451)
   Net transfers                                                               (41,936)  (1,491,791)  (1,562,345)     70,476
   Contract maintenance charge                                                    (503)      (6,966)      (3,535)       (936)
   Adjustments to net assets allocated to contracts in payout period                 -          114         (442)          -
                                                                            ----------  -----------  -----------  ----------
   Increase (decrease) in net assets resulting from principal transactions    (297,361)  (5,058,269)  (2,714,999)   (493,631)
                                                                            ----------  -----------  -----------  ----------
   Increase (decrease) in net assets                                           (55,506)      43,176   (1,877,733)   (190,208)
Net assets at beginning of period                                            2,105,184   43,383,733    8,492,720   3,100,051
                                                                            ----------  -----------  -----------  ----------
Net assets at end of period                                                 $2,049,678  $43,426,909  $ 6,614,987  $2,909,843
                                                                            ==========  ===========  ===========  ==========


                                                                           SAST          SAST                        SAST
                                                                           Blue         Growth      SAST Growth     Growth
                                                                        Chip Growth  Opportunities Opportunities Opportunities
                                                                         Portfolio     Portfolio     Portfolio     Portfolio
                                                                          Class 3       Class 1       Class 2       Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $(1,046,212)  $  (169,877)  $   (64,194) $ (2,812,343)
   Net realized gain (losses)                                             3,823,679     1,089,879       429,126    14,781,290
   Capital gain distributions from mutual funds                           5,583,346       628,927       225,656    10,279,472
   Change in net unrealized appreciation
       (depreciation) of investments                                     11,961,562     1,840,695       653,926    32,490,141
                                                                        -----------   -----------   -----------  ------------
       Increase (decrease) in net assets resulting from operations       20,322,375     3,389,624     1,244,514    54,738,560
                                                                        -----------   -----------   -----------  ------------
From Capital Transactions
   Net proceeds from units sold                                           2,793,414        64,853        11,075     3,293,426
   Cost of units redeemed                                                (5,061,681)   (1,808,908)     (684,935)  (12,921,484)
   Net transfers                                                         (6,742,585)     (263,291)     (491,874)  (29,701,622)
   Contract maintenance charge                                             (584,615)       (6,649)       (7,128)   (1,480,730)
   Adjustments to net assets allocated to contracts in payout period           (520)       (4,677)            -          (481)
                                                                        -----------   -----------   -----------  ------------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (9,595,987)   (2,018,672)   (1,172,862)  (40,810,891)
                                                                        -----------   -----------   -----------  ------------
Increase (decrease) in net assets                                        10,726,388     1,370,952        71,652    13,927,669
Net assets at beginning of period                                        67,936,541    10,062,991     3,935,759   169,921,790
                                                                        -----------   -----------   -----------  ------------
Net assets at end of period                                             $78,662,929   $11,433,943   $ 4,007,411  $183,849,459
                                                                        ===========   ===========   ===========  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $(1,028,482)  $  (167,505)  $   (66,389) $ (2,589,139)
   Net realized gain (losses)                                             1,575,366     1,029,506       462,384    11,388,892
   Change in net unrealized appreciation
    (depreciation) of investments                                         5,530,692       776,947       210,483    14,722,623
                                                                        -----------   -----------   -----------  ------------
Increase (decrease) in net assets resulting from operations               6,077,576     1,638,948       606,478    23,522,376
                                                                        -----------   -----------   -----------  ------------
From Capital Transactions
   Net proceeds from units sold                                           2,693,641        21,974        11,800     7,084,195
   Cost of units redeemed                                                (4,509,703)   (2,112,935)     (730,759)  (11,570,799)
   Net transfers                                                          3,246,431      (769,362)      (87,716)    1,102,505
   Contract maintenance charge                                               (6,043)       (5,677)         (920)      (17,241)
   Adjustments to net assets allocated to contracts in payout period            366       (18,046)            -            30
                                                                        -----------   -----------   -----------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         1,424,692    (2,884,046)     (807,595)   (3,401,310)
                                                                        -----------   -----------   -----------  ------------
   Increase (decrease) in net assets                                      7,502,268    (1,245,098)     (201,117)   20,121,066
Net assets at beginning of period                                        60,434,273    11,308,089     4,136,876   149,800,724
                                                                        -----------   -----------   -----------  ------------
Net assets at end of period                                             $67,936,541   $10,062,991   $ 3,935,759  $169,921,790
                                                                        ===========   ===========   ===========  ============


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                                 SAST
                                                                                                                Marsico
                                                                            SAST        SAST         SAST       Focused
                                                                         Technology  Technology   Technology    Growth
                                                                         Portfolio   Portfolio    Portfolio    Portfolio
                                                                          Class 1     Class 2      Class 3      Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $  (132,067) $  (40,871) $  (339,756) $  (199,999)
   Net realized gain (losses)                                               415,158     168,647    1,171,244      936,351
   Capital gain distributions from mutual funds                                   -           -            -      445,470
   Change in net unrealized appreciation
       (depreciation) of investments                                      1,583,417     429,994    3,783,221    3,087,155
                                                                        -----------  ----------  -----------  -----------
       Increase (decrease) in net assets resulting from operations        1,866,508     557,770    4,614,709    4,268,977
                                                                        -----------  ----------  -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                              78,282       5,204    1,116,098       40,838
   Cost of units redeemed                                                (1,091,127)   (346,711)  (2,723,255)  (1,863,514)
   Net transfers                                                           (285,978)   (118,813)   1,374,939      954,477
   Contract maintenance charge                                               (9,528)     (7,430)    (109,483)      (7,893)
   Adjustments to net assets allocated to contracts in payout period            (82)        (11)       1,330          660
                                                                        -----------  ----------  -----------  -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (1,308,433)   (467,761)    (340,371)    (875,432)
                                                                        -----------  ----------  -----------  -----------
Increase (decrease) in net assets                                           558,075      90,009    4,274,338    3,393,545
Net assets at beginning of period                                         8,444,915   2,629,444   20,098,275   13,585,232
                                                                        -----------  ----------  -----------  -----------
Net assets at end of period                                             $ 9,002,990  $2,719,453  $24,372,613  $16,978,777
                                                                        ===========  ==========  ===========  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $  (147,221) $  (46,205) $  (341,507) $  (178,557)
   Net realized gain (losses)                                               881,591     149,291    2,018,515       97,821
   Change in net unrealized appreciation
    (depreciation) of investments                                          (254,508)     84,378     (438,436)   1,371,198
                                                                        -----------  ----------  -----------  -----------
Increase (decrease) in net assets resulting from operations                 479,862     187,464    1,238,572    1,290,462
                                                                        -----------  ----------  -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                              23,175       5,372    1,926,216       48,981
   Cost of units redeemed                                                  (863,757)   (591,884)  (2,976,317)  (1,555,734)
   Net transfers                                                           (110,499)     63,233     (851,463)     214,861
   Contract maintenance charge                                               (4,573)     (1,052)      (4,222)      (6,733)
   Adjustments to net assets allocated to contracts in payout period            348         (62)           -        2,141
                                                                        -----------  ----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          (955,306)   (524,393)  (1,905,786)  (1,296,484)
                                                                        -----------  ----------  -----------  -----------
   Increase (decrease) in net assets                                       (475,444)   (336,929)    (667,214)      (6,022)
Net assets at beginning of period                                         8,920,359   2,966,373   20,765,489   13,591,254
                                                                        -----------  ----------  -----------  -----------
Net assets at end of period                                             $ 8,444,915  $2,629,444  $20,098,275  $13,585,232
                                                                        ===========  ==========  ===========  ===========


                                                                           SAST          SAST         SAST          SAST
                                                                          Marsico       Marsico      Small &       Small &
                                                                          Focused       Focused      Mid Cap       Mid Cap
                                                                          Growth        Growth        Value         Value
                                                                         Portfolio     Portfolio    Portfolio     Portfolio
                                                                          Class 2       Class 3      Class 2       Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $  (212,217) $ (1,504,355) $  (248,071) $  (6,605,185)
   Net realized gain (losses)                                               810,374     4,134,853    1,779,688     35,567,407
   Capital gain distributions from mutual funds                             399,494     2,873,534    1,489,668     36,906,367
   Change in net unrealized appreciation
       (depreciation) of investments                                      2,981,324    21,789,091    3,157,405     86,240,065
                                                                        -----------  ------------  -----------  -------------
       Increase (decrease) in net assets resulting from operations        3,978,975    27,293,123    6,178,690    152,108,654
                                                                        -----------  ------------  -----------  -------------
From Capital Transactions
   Net proceeds from units sold                                              46,429     3,708,808      301,502     11,187,495
   Cost of units redeemed                                                (1,498,625)   (6,709,358)  (4,115,532)   (48,064,914)
   Net transfers                                                           (952,503)     (780,119)  (1,261,230)   (63,189,279)
   Contract maintenance charge                                              (29,425)     (693,813)     (54,585)    (3,590,317)
   Adjustments to net assets allocated to contracts in payout
     period                                                                    (800)         (112)       6,112            528
                                                                        -----------  ------------  -----------  -------------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (2,434,924)   (4,474,594)  (5,123,733)  (103,656,487)
                                                                        -----------  ------------  -----------  -------------
Increase (decrease) in net assets                                         1,544,051    22,818,529    1,054,957     48,452,167
Net assets at beginning of period                                        13,201,599    86,274,320   19,338,382    468,587,299
                                                                        -----------  ------------  -----------  -------------
Net assets at end of period                                             $14,745,650  $109,092,849  $20,393,339  $ 517,039,466
                                                                        ===========  ============  ===========  =============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $  (207,614) $ (1,206,192) $  (234,569) $  (5,597,469)
   Net realized gain (losses)                                               (37,885)    3,418,748    2,472,744     43,970,344
   Change in net unrealized appreciation
    (depreciation) of investments                                         1,597,882     4,720,364      822,456     32,155,536
                                                                        -----------  ------------  -----------  -------------
Increase (decrease) in net assets resulting from operations               1,352,383     6,932,920    3,060,631     70,528,411
                                                                        -----------  ------------  -----------  -------------
From Capital Transactions
   Net proceeds from units sold                                              12,328     5,504,358       84,062     19,834,496
   Cost of units redeemed                                                (2,179,634)   (5,221,856)  (2,884,587)   (41,522,238)
   Net transfers                                                           (316,770)    6,228,113     (999,020)   (10,327,318)
   Contract maintenance charge                                               (2,561)       (8,267)      (4,097)       (63,532)
   Adjustments to net assets allocated to contracts in payout
     period                                                                      90            41       (5,895)           400
                                                                        -----------  ------------  -----------  -------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (2,486,547)    6,502,389   (3,809,537)   (32,078,192)
                                                                        -----------  ------------  -----------  -------------
   Increase (decrease) in net assets                                     (1,134,164)   13,435,309     (748,906)    38,450,219
Net assets at beginning of period                                        14,335,763    72,839,011   20,087,288    430,137,080
                                                                        -----------  ------------  -----------  -------------
Net assets at end of period                                             $13,201,599  $ 86,274,320  $19,338,382  $ 468,587,299
                                                                        ===========  ============  ===========  =============


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                                   SAST
                                                                                                                    VCP
                                                                           SAST          SAST         SAST         Total
                                                                          Foreign       Foreign        VCP        Return
                                                                           Value         Value        Value      Balanced
                                                                         Portfolio     Portfolio    Portfolio    Portfolio
                                                                          Class 2       Class 3      Class 3      Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $    43,542  $    429,472  $   (86,368) $    62,742
   Net realized gain (losses)                                               723,797    13,677,253        7,545        6,057
   Capital gain distributions from mutual funds                                   -             -       45,490    1,188,151
   Change in net unrealized appreciation
       (depreciation) of investments                                      4,018,123    85,936,638    2,299,353    1,025,265
                                                                        -----------  ------------  -----------  -----------
       Increase (decrease) in net assets resulting from operations        4,785,462   100,043,363    2,266,020    2,282,215
                                                                        -----------  ------------  -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                             278,232     9,500,036   41,510,686   40,051,572
   Cost of units redeemed                                                (4,321,356)  (43,526,609)    (299,921)    (283,669)
   Net transfers                                                           (854,605)  (26,105,491)  10,661,001    9,703,228
   Contract maintenance charge                                              (73,762)   (3,717,828)    (117,354)    (111,296)
   Adjustments to net assets allocated to contracts in payout period             86           (26)           1            -
                                                                        -----------  ------------  -----------  -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (4,971,405)  (63,849,918)  51,754,413   49,359,835
                                                                        -----------  ------------  -----------  -----------
Increase (decrease) in net assets                                          (185,943)   36,193,445   54,020,433   51,642,050
Net assets at beginning of period                                        25,027,747   492,880,821            -            -
                                                                        -----------  ------------  -----------  -----------
Net assets at end of period                                             $24,841,804  $529,074,266  $54,020,433  $51,642,050
                                                                        ===========  ============  ===========  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $    73,651  $  1,481,626  $         -  $         -
   Net realized gain (losses)                                               (11,933)   (8,904,653)           -            -
   Change in net unrealized appreciation
    (depreciation) of investments                                         3,991,944    86,465,930            -            -
                                                                        -----------  ------------  -----------  -----------
Increase (decrease) in net assets resulting from operations               4,053,662    79,042,903            -            -
                                                                        -----------  ------------  -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                             122,683    19,902,065            -            -
   Cost of units redeemed                                                (3,134,083)  (39,533,646)           -            -
   Net transfers                                                         (1,463,890)  (12,964,341)           -            -
   Contract maintenance charge                                               (5,071)      (65,244)           -            -
   Adjustments to net assets allocated to contracts in payout period           (107)          249            -            -
                                                                        -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (4,480,468)  (32,660,917)           -            -
                                                                        -----------  ------------  -----------  -----------
   Increase (decrease) in net assets                                       (426,806)   46,381,986            -            -
Net assets at beginning of period                                        25,454,553   446,498,835            -            -
                                                                        -----------  ------------  -----------  -----------
Net assets at end of period                                             $25,027,747  $492,880,821  $         -  $         -
                                                                        ===========  ============  ===========  ===========


                                                                            SAST                        SAST          SAST
                                                                         Protected        SAST        American      American
                                                                           Asset        American        Funds         Funds
                                                                         Allocation       Funds        Global        Growth-
                                                                            SAST         Growth        Growth        Income
                                                                         Portfolio      Portfolio     Portfolio     Portfolio
                                                                          Class 3        Class 3       Class 3       Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $   (599,181) $ (3,127,732) $ (4,267,125) $   (827,164)
   Net realized gain (losses)                                                101,340    15,548,709    20,473,353    14,042,082
   Capital gain distributions from mutual funds                                    -             -             -             -
   Change in net unrealized appreciation
       (depreciation) of investments                                       7,480,247    57,064,276    87,059,967    47,994,715
                                                                        ------------  ------------  ------------  ------------
       Increase (decrease) in net assets resulting from
         operations                                                        6,982,406    69,485,253   103,266,195    61,209,633
                                                                        ------------  ------------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                           69,530,328    12,894,261    13,517,495    13,760,611
   Cost of units redeemed                                                 (1,280,869)  (22,682,629)  (27,185,208)  (18,954,652)
   Net transfers                                                          25,423,441   (24,164,914)  (36,884,757)  (26,096,276)
   Contract maintenance charge                                              (405,400)   (2,102,552)   (3,625,722)   (1,661,263)
   Adjustments to net assets allocated to contracts in payout
     period                                                                        1          (458)          290          (294)
                                                                        ------------  ------------  ------------  ------------
       Increase (decrease) in net assets resulting from principal
         transactions                                                     93,267,501   (36,056,292)  (54,177,902)  (32,951,874)
                                                                        ------------  ------------  ------------  ------------
Increase (decrease) in net assets                                        100,249,907    33,428,961    49,088,293    28,257,759
Net assets at beginning of period                                          4,969,379   265,109,119   403,842,087   210,222,574
                                                                        ------------  ------------  ------------  ------------
Net assets at end of period                                             $105,219,286  $298,538,080  $452,930,380  $238,480,333
                                                                        ============  ============  ============  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $     (5,128) $ (3,217,345) $ (2,138,730) $   (722,379)
   Net realized gain (losses)                                                    110    (1,069,857)    1,194,424    (2,166,946)
   Change in net unrealized appreciation
    (depreciation) of investments                                             43,736    41,670,660    72,857,184    31,777,329
                                                                        ------------  ------------  ------------  ------------
Increase (decrease) in net assets resulting from operations                   38,718    37,383,458    71,912,878    28,888,004
                                                                        ------------  ------------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                            4,477,666    16,295,550    19,125,233    12,604,304
   Cost of units redeemed                                                     (4,419)  (19,469,783)  (24,298,233)  (17,106,286)
   Net transfers                                                             457,414    (3,710,763)  (13,644,020)   (3,805,820)
   Contract maintenance charge                                                     -       (25,624)      (36,353)      (22,837)
   Adjustments to net assets allocated to contracts in payout
     period                                                                        -           (47)          (92)          385
                                                                        ------------  ------------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          4,930,661    (6,910,667)  (18,853,465)   (8,330,254)
                                                                        ------------  ------------  ------------  ------------
   Increase (decrease) in net assets                                       4,969,379    30,472,791    53,059,413    20,557,750
Net assets at beginning of period                                                  -   234,636,328   350,782,674   189,664,824
                                                                        ------------  ------------  ------------  ------------
Net assets at end of period                                             $  4,969,379  $265,109,119  $403,842,087  $210,222,574
                                                                        ============  ============  ============  ============


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                             SAST
                                                           American
                                                            Funds          SAST          SAST          SAST
                                                            Asset          Cash          Cash          Cash           SAST
                                                          Allocation    Management    Management    Management   Corporate Bond
                                                          Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                                           Class 3       Class 1       Class 2       Class 3        Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                          $   (189,223) $   (698,404) $  (230,461) $  (2,418,904)  $  2,318,645
   Net realized gain (losses)                               5,873,217      (114,502)     (87,329)      (984,179)     2,391,269
   Capital gain distributions from mutual funds               195,170             -            -              -      1,008,890
   Change in net unrealized appreciation
       (depreciation) of investments                       20,718,838        (6,633)      25,908        189,688     (5,906,163)
                                                         ------------  ------------  -----------  -------------   ------------
       Increase (decrease) in net assets resulting
         from operations                                   26,598,002      (819,539)    (291,882)    (3,213,395)      (187,359)
                                                         ------------  ------------  -----------  -------------   ------------
From Capital Transactions
   Net proceeds from units sold                            10,474,134     1,195,009      474,246     75,846,435        307,376
   Cost of units redeemed                                 (11,879,742)  (14,390,580)  (8,037,731)  (104,185,865)   (12,508,075)
   Net transfers                                            4,249,683    10,125,801    5,869,606     27,327,931     (5,419,162)
   Contract maintenance charge                             (1,033,876)      (53,211)     (39,088)      (877,994)       (37,184)
   Adjustments to net assets allocated to contracts
     in payout period                                         (13,752)        8,907          202            320         11,481
                                                         ------------  ------------  -----------  -------------   ------------
       Increase (decrease) in net assets resulting
         from principal transactions                        1,796,447    (3,114,074)  (1,732,765)    (1,889,173)   (17,645,564)
                                                         ------------  ------------  -----------  -------------   ------------
Increase (decrease) in net assets                          28,394,449    (3,933,613)  (2,024,647)    (5,102,568)   (17,832,923)
Net assets at beginning of period                         123,436,538    45,753,078   16,506,508    160,572,779     98,509,956
                                                         ------------  ------------  -----------  -------------   ------------
Net assets at end of period                              $151,830,987  $ 41,819,465  $14,481,861  $ 155,470,211   $ 80,677,033
                                                         ============  ============  ===========  =============   ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                          $   (196,033) $   (859,461) $  (295,312) $  (2,567,714)  $  3,656,063
   Net realized gain (losses)                               1,831,638      (156,229)    (146,985)      (809,457)     3,941,378
   Change in net unrealized appreciation
    (depreciation) of investments                          13,222,625        21,037       73,062         13,055      1,757,575
                                                         ------------  ------------  -----------  -------------   ------------
Increase (decrease) in net assets resulting from
  operations                                               14,858,230      (994,653)    (369,235)    (3,364,116)     9,355,016
                                                         ------------  ------------  -----------  -------------   ------------
From Capital Transactions
   Net proceeds from units sold                            12,463,092     1,685,617      330,998     39,408,349        330,148
   Cost of units redeemed                                  (9,957,516)  (19,395,596)  (5,838,752)   (86,299,694)   (14,713,088)
   Net transfers                                            4,726,236     3,188,059    1,660,868     20,193,033      1,384,901
   Contract maintenance charge                                (11,124)      (54,854)      (5,522)       (34,533)       (35,867)
   Adjustments to net assets allocated to contracts
     in payout period                                               -       (29,331)         (91)           404         17,528
                                                         ------------  ------------  -----------  -------------   ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                 7,220,688   (14,606,105)  (3,852,499)   (26,732,441)   (13,016,378)
                                                         ------------  ------------  -----------  -------------   ------------
   Increase (decrease) in net assets                       22,078,918   (15,600,758)  (4,221,734)   (30,096,557)    (3,661,362)
Net assets at beginning of period                         101,357,620    61,353,836   20,728,242    190,669,336    102,171,318
                                                         ------------  ------------  -----------  -------------   ------------
Net assets at end of period                              $123,436,538  $ 45,753,078  $16,506,508  $ 160,572,779   $ 98,509,956
                                                         ============  ============  ===========  =============   ============


                                                                           SAST          SAST         SAST         SAST
                                                                         Corporate     Corporate     Global       Global
                                                                           Bond          Bond         Bond         Bond
                                                                         Portfolio     Portfolio    Portfolio    Portfolio
                                                                          Class 2       Class 3      Class 1      Class 2
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $   616,228  $ 16,486,116  $  (159,666) $   (57,907)
   Net realized gain (losses)                                               838,889     6,854,481     (679,383)    (212,086)
   Capital gain distributions from mutual funds                             292,553     7,671,342      310,963       74,701
   Change in net unrealized appreciation
       (depreciation) of investments                                     (1,852,058)  (33,867,651)  (1,574,978)    (327,491)
                                                                        -----------  ------------  -----------  -----------
       Increase (decrease) in net assets resulting from operations         (104,388)   (2,855,712)  (2,103,064)    (522,783)
                                                                        -----------  ------------  -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                             149,905    20,362,463      172,238       59,739
   Cost of units redeemed                                                (4,201,576)  (57,915,103)  (4,921,428)  (1,150,878)
   Net transfers                                                           (799,370)   55,556,514   (1,842,201)    (216,469)
   Contract maintenance charge                                              (49,771)   (4,494,568)     (15,931)     (17,653)
   Adjustments to net assets allocated to contracts in payout period          2,408           446        1,183           --
                                                                        -----------  ------------  -----------  -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (4,898,404)   13,509,752   (6,606,139)  (1,325,261)
                                                                        -----------  ------------  -----------  -----------
Increase (decrease) in net assets                                        (5,002,792)   10,654,040   (8,709,203)  (1,848,044)
Net assets at beginning of period                                        28,790,786   636,323,508   43,383,154   10,564,795
                                                                        -----------  ------------  -----------  -----------
Net assets at end of period                                             $23,787,994  $646,977,548  $34,673,951  $ 8,716,751
                                                                        ===========  ============  ===========  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $ 1,020,585  $ 21,958,075  $ 3,155,657  $   753,693
   Net realized gain (losses)                                             1,494,261    18,965,722      983,997      256,228
   Change in net unrealized appreciation
    (depreciation) of investments                                           193,035    13,916,995   (3,039,961)    (777,283)
                                                                        -----------  ------------  -----------  -----------
Increase (decrease) in net assets resulting from operations               2,707,881    54,840,792    1,099,693      232,638
                                                                        -----------  ------------  -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                              69,115    32,911,259      254,096       54,228
   Cost of units redeemed                                                (4,962,803)  (65,681,312)  (6,616,824)  (2,111,317)
   Net transfers                                                            509,748    35,736,732   (1,360,173)     420,143
   Contract maintenance charge                                               (4,577)      (75,091)     (15,984)      (1,657)
   Adjustments to net assets allocated to contracts in payout period            437          (176)       1,568           --
                                                                        -----------  ------------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (4,388,080)    2,891,412   (7,737,317)  (1,638,603)
                                                                        -----------  ------------  -----------  -----------
   Increase (decrease) in net assets                                     (1,680,199)   57,732,204   (6,637,624)  (1,405,965)
Net assets at beginning of period                                        30,470,985   578,591,304   50,020,778   11,970,760
                                                                        -----------  ------------  -----------  -----------
Net assets at end of period                                             $28,790,786  $636,323,508  $43,383,154  $10,564,795
                                                                        ===========  ============  ===========  ===========



                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                           SAST         SAST          SAST
                                                             SAST          High-        High-         High-         AST
                                                            Global         Yield        Yield         Yield        Asset
                                                             Bond          Bond         Bond          Bond       Allocation
                                                           Portfolio     Portfolio    Portfolio     Portfolio    Portfolio
                                                            Class 3       Class 1      Class 2       Class 3      Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                          $ (1,219,081) $  2,477,224  $   486,881  $  5,080,963  $  1,554,414
   Net realized gain (losses)                              (3,720,539)    2,190,158      502,300     5,300,868     3,189,355
   Capital gain distributions from mutual funds             1,848,961             -            -             -             -
   Change in net unrealized appreciation
       (depreciation) of investments                       (8,115,676)     (497,353)    (160,961)   (1,728,765)   13,523,273
                                                         ------------  ------------  -----------  ------------  ------------
       Increase (decrease) in net assets resulting
         from operations                                  (11,206,335)    4,170,029      828,220     8,653,066    18,267,042
                                                         ------------  ------------  -----------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                            14,149,965       262,405       56,597     7,033,005       831,475
   Cost of units redeemed                                 (17,823,735)   (8,819,792)  (2,215,822)  (16,488,613)  (17,549,997)
   Net transfers                                           23,985,353    (3,102,954)    (256,202)    7,323,988      (720,806)
   Contract maintenance charge                             (1,565,404)      (30,108)     (26,265)     (788,718)      (53,931)
   Adjustments to net assets allocated to contracts in
     payout period                                                244        13,230          963           (87)      (10,350)
                                                         ------------  ------------  -----------  ------------  ------------
       Increase (decrease) in net assets resulting
         from principal transactions                       18,746,423   (11,677,219)  (2,440,729)   (2,920,425)  (17,503,609)
                                                         ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets                           7,540,088    (7,507,190)  (1,612,509)    5,732,641       763,433
Net assets at beginning of period                         209,449,201    71,377,187   14,807,690   145,112,293   120,549,713
                                                         ------------  ------------  -----------  ------------  ------------
Net assets at end of period                              $216,989,289  $ 63,869,997  $13,195,181  $150,844,934  $121,313,146
                                                         ============  ============  ===========  ============  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                          $ 14,219,696  $  3,350,174  $   675,454  $  6,872,631  $  1,830,103
   Net realized gain (losses)                               2,354,846     3,382,376      414,708     1,605,758       (89,781)
   Change in net unrealized appreciation
    (depreciation) of investments                         (12,559,980)    3,224,346    1,043,333     9,998,120    10,494,094
                                                         ------------  ------------  -----------  ------------  ------------
Increase (decrease) in net assets resulting from
  operations                                                4,014,562     9,956,896    2,133,495    18,476,509    12,234,416
                                                         ------------  ------------  -----------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                            17,228,760       204,219       16,828    12,103,002       576,366
   Cost of units redeemed                                 (20,212,331)  (10,362,862)  (2,990,803)  (16,780,282)  (16,181,988)
   Net transfers                                           19,207,414     1,751,858     (249,713)   19,511,501    (2,483,498)
   Contract maintenance charge                                (19,179)      (28,754)      (2,480)      (16,342)      (55,183)
   Adjustments to net assets allocated to contracts in
     payout period                                                 44       (10,920)        (835)           19      (228,367)
                                                         ------------  ------------  -----------  ------------  ------------
   Increase (decrease) in net assets resulting from
     principal transactions                                16,204,708    (8,446,459)  (3,227,003)   14,817,898   (18,372,670)
                                                         ------------  ------------  -----------  ------------  ------------
   Increase (decrease) in net assets                       20,219,270     1,510,437   (1,093,508)   33,294,407    (6,138,254)
Net assets at beginning of period                         189,229,931    69,866,750   15,901,198   111,817,886   126,687,967
                                                         ------------  ------------  -----------  ------------  ------------
Net assets at end of period                              $209,449,201  $ 71,377,187  $14,807,690  $145,112,293  $120,549,713
                                                         ============  ============  ===========  ============  ============


                                                                            AST          AST          SAST         SAST
                                                                           Asset        Asset        Growth-      Growth-
                                                                         Allocation   Allocation     Income       Income
                                                                         Portfolio    Portfolio     Portfolio    Portfolio
                                                                          Class 2      Class 3       Class 1      Class 2
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $    90,119  $   351,986  $    (52,212) $   (21,171)
   Net realized gain (losses)                                               413,150    1,163,078     5,225,114      497,123
   Capital gain distributions from mutual funds                                   -            -     2,560,470      189,752
   Change in net unrealized appreciation
       (depreciation) of investments                                        922,892    3,545,387    28,641,192    1,947,237
                                                                        -----------  -----------  ------------  -----------
       Increase (decrease) in net assets resulting from operations        1,426,161    5,060,451    36,374,564    2,612,941
                                                                        -----------  -----------  ------------  -----------
From Capital Transactions
   Net proceeds from units sold                                              17,824    1,697,650       677,642       63,606
   Cost of units redeemed                                                (1,737,207)  (3,353,986)  (16,726,481)  (1,036,129)
   Net transfers                                                             83,310    1,769,796    (2,803,604)    (144,919)
   Contract maintenance charge                                              (22,527)    (167,207)      (82,734)     (15,190)
   Adjustments to net assets allocated to contracts in payout period            923        3,016       (34,375)      (7,342)
                                                                        -----------  -----------  ------------  -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (1,657,677)     (50,731)  (18,969,552)  (1,139,974)
                                                                        -----------  -----------  ------------  -----------
Increase (decrease) in net assets                                          (231,516)   5,009,720    17,405,012    1,472,967
Net assets at beginning of period                                         9,767,129   32,020,584   129,921,992    9,258,262
                                                                        -----------  -----------  ------------  -----------
Net assets at end of period                                             $ 9,535,613  $37,030,304  $147,327,004  $10,731,229
                                                                        ===========  ===========  ============  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $   133,215  $   386,697  $    238,678  $     1,577
   Net realized gain (losses)                                              (254,467)     863,930       600,349       49,125
   Change in net unrealized appreciation
    (depreciation) of investments                                         1,039,623    1,714,786    14,717,349    1,005,000
                                                                        -----------  -----------  ------------  -----------
Increase (decrease) in net assets resulting from operations                 918,371    2,965,413    15,556,376    1,055,702
                                                                        -----------  -----------  ------------  -----------
From Capital Transactions
   Net proceeds from units sold                                               1,889    2,158,672       462,225       50,454
   Cost of units redeemed                                                (1,644,350)  (5,534,521)  (18,355,021)  (1,136,512)
   Net transfers                                                            738,652    2,654,313    (3,359,826)      71,524
   Contract maintenance charge                                               (1,496)      (4,377)      (83,995)      (2,975)
   Adjustments to net assets allocated to contracts in payout period           (763)      (3,924)      (28,396)          (3)
                                                                        -----------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          (906,068)    (729,837)  (21,365,013)  (1,017,512)
                                                                        -----------  -----------  ------------  -----------
   Increase (decrease) in net assets                                         12,303    2,235,576    (5,808,637)      38,190
Net assets at beginning of period                                         9,754,826   29,785,008   135,730,629    9,220,072
                                                                        -----------  -----------  ------------  -----------
Net assets at end of period                                             $ 9,767,129  $32,020,584  $129,921,992  $ 9,258,262
                                                                        ===========  ===========  ============  ===========


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                            SAST         SAST         SAST         SAST
                                                                           Growth-      Global       Global       Global
                                                                           Income      Equities     Equities     Equities
                                                                          Portfolio    Portfolio    Portfolio    Portfolio
                                                                           Class 3      Class 1      Class 2      Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $   (119,802) $  (499,884) $   (58,476) $  (390,468)
   Net realized gain (losses)                                              4,313,052    1,497,023      151,987    1,304,030
   Capital gain distributions from mutual funds                            1,884,093            -            -            -
   Change in net unrealized appreciation
       (depreciation) of investments                                      18,406,883   10,165,609      987,645    5,933,206
                                                                        ------------  -----------  -----------  -----------
       Increase (decrease) in net assets resulting from operations        24,484,226   11,162,748    1,081,156    6,846,768
                                                                        ------------  -----------  -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                            7,149,069      206,435      109,557    1,267,110
   Cost of units redeemed                                                 (6,461,681)  (5,482,186)    (906,302)  (2,903,874)
   Net transfers                                                           4,847,154   (1,176,244)    (280,825)   1,403,322
   Contract maintenance charge                                              (696,476)     (28,545)     (10,447)    (199,620)
   Adjustments to net assets allocated to contracts in payout period            (204)      (5,069)       6,378         (333)
                                                                        ------------  -----------  -----------  -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                      4,837,862   (6,485,609)  (1,081,639)    (433,395)
                                                                        ------------  -----------  -----------  -----------
Increase (decrease) in net assets                                         29,322,088    4,677,139         (483)   6,413,373
Net assets at beginning of period                                         81,680,517   49,132,250    5,039,689   28,497,134
                                                                        ------------  -----------  -----------  -----------
Net assets at end of period                                             $111,002,605  $53,809,389  $ 5,039,206  $34,910,507
                                                                        ============  ===========  ===========  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $     93,752  $  (397,469) $   (55,153) $  (299,103)
   Net realized gain (losses)                                              1,108,265      486,445      (64,075)    (402,226)
   Change in net unrealized appreciation
    (depreciation) of investments                                          5,937,850    6,999,663      936,002    4,598,166
                                                                        ------------  -----------  -----------  -----------
Increase (decrease) in net assets resulting from operations                7,139,867    7,088,639      816,774    3,896,837
                                                                        ------------  -----------  -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                           14,113,597       69,940       11,727    1,745,488
   Cost of units redeemed                                                 (5,110,373)  (5,969,603)    (948,513)  (3,327,740)
   Net transfers                                                          16,415,572   (2,128,660)    (974,782)    (426,719)
   Contract maintenance charge                                                (8,264)     (29,460)      (1,276)      (3,391)
   Adjustments to net assets allocated to contracts in payout period              52       (2,601)      (6,597)        (144)
                                                                        ------------  -----------  -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         25,410,584   (8,060,384)  (1,919,441)  (2,012,506)
                                                                        ------------  -----------  -----------  -----------
   Increase (decrease) in net assets                                      32,550,451     (971,745)  (1,102,667)   1,884,331
Net assets at beginning of period                                         49,130,066   50,103,995    6,142,356   26,612,803
                                                                        ------------  -----------  -----------  -----------
Net assets at end of period                                             $ 81,680,517  $49,132,250  $ 5,039,689  $28,497,134
                                                                        ============  ===========  ===========  ===========


                                                                                                                     SAST
                                                                                                                      MFS
                                                                            SAST         SAST          SAST      Massachusetts
                                                                          Alliance     Alliance      Alliance      Investors
                                                                           Growth       Growth        Growth         Trust
                                                                          Portfolio    Portfolio     Portfolio     Portfolio
                                                                           Class 1      Class 2       Class 3       Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $ (2,082,876) $  (316,139) $ (1,715,291)  $  (485,779)
   Net realized gain (losses)                                              4,625,604    2,256,043     9,934,486     2,784,510
   Capital gain distributions from mutual funds                                    -            -             -     1,054,437
   Change in net unrealized appreciation
       (depreciation) of investments                                      48,374,452    4,689,867    25,024,690    10,673,274
                                                                        ------------  -----------  ------------   -----------
       Increase (decrease) in net assets resulting from operations        50,917,180    6,629,771    33,243,885    14,026,442
                                                                        ------------  -----------  ------------   -----------
From Capital Transactions
   Net proceeds from units sold                                              588,853       77,188     2,137,769       296,713
   Cost of units redeemed                                                (19,489,574)  (3,796,539)  (17,479,056)   (7,050,704)
   Net transfers                                                          (7,609,397)  (1,797,918)   (8,180,494)      286,625
   Contract maintenance charge                                              (136,122)     (53,902)     (487,562)      (32,849)
   Adjustments to net assets allocated to contracts in payout period         (20,278)         (37)          427          (717)
                                                                        ------------  -----------  ------------   -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (26,666,518)  (5,571,208)  (24,008,916)   (6,500,932)
                                                                        ------------  -----------  ------------   -----------
Increase (decrease) in net assets                                         24,250,662    1,058,563     9,234,969     7,525,510
Net assets at beginning of period                                        157,694,658   21,624,854   105,946,856    49,834,366
                                                                        ------------  -----------  ------------   -----------
Net assets at end of period                                             $181,945,320  $22,683,417  $115,181,825   $57,359,876
                                                                        ============  ===========  ============   ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $ (1,726,252) $  (289,009) $ (1,532,265)  $  (404,008)
   Net realized gain (losses)                                               (876,538)   1,551,330     5,303,184     1,627,895
   Change in net unrealized appreciation
     (depreciation) of investments                                        25,674,867    1,967,190    11,532,845     6,912,422
                                                                        ------------  -----------  ------------   -----------
Increase (decrease) in net assets resulting from operations               23,072,077    3,229,511    15,303,764     8,136,309
                                                                        ------------  -----------  ------------   -----------
From Capital Transactions
   Net proceeds from units sold                                              521,949       65,742     2,124,055       184,989
   Cost of units redeemed                                                (21,188,965)  (3,533,808)  (15,288,804)   (6,643,989)
   Net transfers                                                          (3,857,660)    (790,685)   (2,743,137)   (1,419,356)
   Contract maintenance charge                                              (129,353)      (6,767)      (27,241)      (29,675)
   Adjustments to net assets allocated to contracts in payout period          13,940         (177)          359         8,930
                                                                        ------------  -----------  ------------   -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (24,640,089)  (4,265,695)  (15,934,768)   (7,899,101)
                                                                        ------------  -----------  ------------   -----------
   Increase (decrease) in net assets                                      (1,568,012)  (1,036,184)     (631,004)      237,208
Net assets at beginning of period                                        159,262,670   22,661,038   106,577,860    49,597,158
                                                                        ------------  -----------  ------------   -----------
Net assets at end of period                                             $157,694,658  $21,624,854  $105,946,856   $49,834,366
                                                                        ============  ===========  ============   ===========


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                SAST          SAST
                                 MFS           MFS                                                                 SAST
                            Massachusetts Massachusetts    SAST         SAST         SAST           SAST       International
                              Investors     Investors   Fundamental  Fundamental  Fundamental     Dynamic      Diversified
                                Trust         Trust       Growth       Growth       Growth       Allocation      Equities
                              Portfolio     Portfolio    Portfolio    Portfolio    Portfolio     Portfolio       Portfolio
                               Class 2       Class 3      Class 1      Class 2      Class 3       Class 3         Class 1
For the Year Ended
  December 31, 2013
From Operations:
 Net investment income
   (loss)                    $  (127,250) $ (3,037,661) $  (655,906) $  (44,129) $ (1,218,547) $  (48,640,400)  $   469,654
 Net realized gain
   (losses)                      969,144    15,951,169      468,768     236,332     5,934,711       1,224,622        (9,829)
 Capital gain
   distributions from
   mutual funds                  224,098     5,299,699            -           -             -       5,728,011             -
 Change in net unrealized
  appreciation
     (depreciation) of
       investments             1,933,338    50,803,190   13,249,231     640,690    17,959,321     500,778,158     6,631,808
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
     Increase
       (decrease) in
       net assets
       resulting from
       operations              2,999,330    69,016,397   13,062,093     832,893    22,675,485     459,090,391     7,091,633
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
From Capital
  Transactions
 Net proceeds from
   units sold                     25,584     9,510,423      134,368     102,567       610,306   2,010,528,120        73,649
 Cost of units
   redeemed                   (1,587,713)  (18,304,761)  (4,908,345)   (446,255)   (6,751,614)    (87,166,648)   (4,526,681)
 Net transfers                  (374,239)  (20,310,936)    (863,569)     (3,856)   (9,752,537)    840,472,149      (576,342)
 Contract maintenance
   charge                        (23,693)   (2,179,539)     (37,716)     (3,431)     (541,132)    (33,851,475)      (22,862)
 Adjustments to net
   assets allocated to
   contracts in payout
   period                             35          (447)      (2,552)       (257)         (381)           (144)       (8,390)
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
     Increase
       (decrease) in
       net assets
       resulting from
       principal
       transactions           (1,960,026)  (31,285,260)  (5,677,814)   (351,232)  (16,435,358)  2,729,982,002    (5,060,626)
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
Increase (decrease) in net
  assets                       1,039,304    37,731,137    7,384,279     481,661     6,240,127   3,189,072,393     2,031,007
Net assets at beginning of
  period                      10,867,447   245,454,465   40,167,202   2,474,431    72,228,876   1,779,908,764    40,299,881
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
Net assets at end of
  period                     $11,906,751  $283,185,602  $47,551,481  $2,956,092  $ 78,469,003  $4,968,981,157   $42,330,888
                             ===========  ============  ===========  ==========  ============  ==============   ===========
For the Year Ended
  December 31, 2012
From Operations:
 Net investment income
   (loss)                    $  (115,579) $ (2,334,457) $  (643,072) $  (43,221) $ (1,186,795) $    3,674,019   $  (217,960)
 Net realized gain
   (losses)                      970,968     7,428,213     (683,341)    159,667     1,560,255          67,028    (2,687,928)
 Change in net unrealized
  appreciation
  (depreciation) of
  investments                    974,368    31,145,996    6,986,650     244,459     9,653,952      32,429,699     8,688,466
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
Increase (decrease) in net
  assets resulting from
  operations                   1,829,757    36,239,752    5,660,237     360,905    10,027,412      36,170,746     5,782,578
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
From Capital
  Transactions
 Net proceeds from
   units sold                    122,993    13,737,646      104,502       2,807     1,360,741   1,367,038,343       177,015
 Cost of units
   redeemed                   (1,933,375)  (16,751,385)  (5,107,797)   (575,060)   (7,725,552)    (23,620,445)   (4,820,265)
 Net transfers                  (310,886)    6,657,387     (313,060)     79,915    (2,212,739)    400,321,261    (1,724,074)
 Contract maintenance
   charge                         (2,568)      (23,188)     (33,290)       (770)      (11,018)         (1,141)      (20,464)
 Adjustments to net
   assets allocated to
   contracts in payout
   period                              -            76       (4,172)          -          (390)              -        (9,526)
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
 Increase (decrease) in
   net assets resulting
   from principal
   transactions               (2,123,836)    3,620,536   (5,353,817)   (493,108)   (8,588,958)  1,743,738,018    (6,397,314)
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
   Increase (decrease)
     in net assets              (294,079)   39,860,288      306,420    (132,203)    1,438,454   1,779,908,764      (614,736)
Net assets at beginning of
  period                      11,161,526   205,594,177   39,860,782   2,606,634    70,790,422               -    40,914,617
                             -----------  ------------  -----------  ----------  ------------  --------------   -----------
Net assets at end of
  period                     $10,867,447  $245,454,465  $40,167,202  $2,474,431  $ 72,228,876  $1,779,908,764   $40,299,881
                             ===========  ============  ===========  ==========  ============  ==============   ===========


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                             SAST          SAST          SAST          SAST          SAST
                                                         International International     Davis         Davis         Davis
                                                          Diversified   Diversified     Venture       Venture       Venture
                                                           Equities      Equities        Value         Value         Value
                                                           Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                            Class 2       Class 3       Class 1       Class 2       Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                           $   160,110  $  1,325,561  $ (1,467,943) $   (349,351) $  (3,364,924)
   Net realized gain (losses)                                 818,136     2,577,863    11,955,770     2,880,608     18,105,071
   Capital gain distributions from mutual funds                     -             -    23,696,273     3,564,573     29,461,382
   Change in net unrealized appreciation
       (depreciation) of investments                        2,127,607    23,613,251    78,073,426    10,962,023     95,562,189
                                                          -----------  ------------  ------------  ------------  -------------
       Increase (decrease) in net assets resulting
         from operations                                    3,105,853    27,516,675   112,257,526    17,057,853    139,763,718
                                                          -----------  ------------  ------------  ------------  -------------
From Capital Transactions
   Net proceeds from units sold                                53,971     3,138,011     1,390,283       501,797      9,879,225
   Cost of units redeemed                                  (3,216,581)  (24,073,098)  (48,397,289)   (9,952,421)   (63,486,982)
   Net transfers                                             (587,410)      299,982   (12,605,068)   (3,792,584)   (51,033,653)
   Contract maintenance charge                                (53,630)     (875,518)     (220,934)     (132,564)    (3,045,895)
   Adjustments to net assets allocated to contracts
     in payout period                                             234         2,208       (21,643)      (16,401)        (3,558)
                                                          -----------  ------------  ------------  ------------  -------------
       Increase (decrease) in net assets resulting
         from principal transactions                       (3,803,416)  (21,508,415)  (59,854,651)  (13,392,173)  (107,690,863)
                                                          -----------  ------------  ------------  ------------  -------------
Increase (decrease) in net assets                            (697,563)    6,008,260    52,402,875     3,665,680     32,072,855
Net assets at beginning of period                          18,581,224   159,215,562   380,139,402    59,577,903    489,088,510
                                                          -----------  ------------  ------------  ------------  -------------
Net assets at end of period                               $17,883,661  $165,223,822  $432,542,277  $ 63,243,583  $ 521,161,365
                                                          ===========  ============  ============  ============  =============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                           $  (142,967) $ (1,410,544) $ (3,003,901) $   (610,486) $  (5,116,607)
   Net realized gain (losses)                                 518,590    (2,578,819)   25,416,204     2,764,227     14,808,365
   Change in net unrealized appreciation
    (depreciation) of investments                           2,329,994    26,792,298    19,826,339     4,486,645     40,358,440
                                                          -----------  ------------  ------------  ------------  -------------
Increase (decrease) in net assets resulting from
  operations                                                2,705,617    22,802,935    42,238,642     6,640,386     50,050,198
                                                          -----------  ------------  ------------  ------------  -------------
From Capital Transactions
   Net proceeds from units sold                                82,704     2,872,134     1,604,125       169,627     15,102,222
   Cost of units redeemed                                  (2,689,892)  (19,435,702)  (49,626,078)   (9,253,069)   (54,447,997)
   Net transfers                                             (926,408)   (7,949,595)  (15,758,768)   (2,582,904)       699,688
   Contract maintenance charge                                 (4,443)      (34,854)     (225,279)      (14,613)       (77,365)
   Adjustments to net assets allocated to contracts
     in payout period                                             (23)          (73)       20,432         7,234            381
                                                          -----------  ------------  ------------  ------------  -------------
   Increase (decrease) in net assets resulting from
     principal transactions                                (3,538,062)  (24,548,090)  (63,985,568)  (11,673,725)   (38,723,071)
                                                          -----------  ------------  ------------  ------------  -------------
   Increase (decrease) in net assets                         (832,445)   (1,745,155)  (21,746,926)   (5,033,339)    11,327,127
Net assets at beginning of period                          19,413,669   160,960,717   401,886,328    64,611,242    477,761,383
                                                          -----------  ------------  ------------  ------------  -------------
Net assets at end of period                               $18,581,224  $159,215,562  $380,139,402  $ 59,577,903  $ 489,088,510
                                                          ===========  ============  ============  ============  =============


                                                                            SAST         SAST          SAST          SAST
                                                                             MFS          MFS           MFS          Total
                                                                            Total        Total         Total        Return
                                                                           Return       Return        Return         Bond
                                                                          Portfolio    Portfolio     Portfolio     Portfolio
                                                                           Class 1      Class 2       Class 3       Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $  1,129,548  $   242,724  $  1,088,769  $   (130,903)
   Net realized gain (losses)                                              3,362,654    1,241,512     5,312,880     1,076,822
   Capital gain distributions from mutual funds                                    -            -             -       752,516
   Change in net unrealized appreciation
       (depreciation) of investments                                      18,542,621    5,428,444    24,678,331    (5,031,125)
                                                                        ------------  -----------  ------------  ------------
       Increase (decrease) in net assets resulting from operations        23,034,823    6,912,680    31,079,980    (3,332,690)
                                                                        ------------  -----------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                              713,605      289,094     5,953,126       443,113
   Cost of units redeemed                                                (20,245,794)  (6,268,272)  (27,831,573)   (8,168,057)
   Net transfers                                                          (1,255,362)  (2,159,497)    5,199,200    (4,787,418)
   Contract maintenance charge                                               (69,750)     (68,384)     (862,615)      (32,047)
   Adjustments to net assets allocated to contracts in payout
     period                                                                   (7,646)      (3,975)       (3,402)        9,485
                                                                        ------------  -----------  ------------  ------------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (20,864,947)  (8,211,034)  (17,545,264)  (12,534,924)
                                                                        ------------  -----------  ------------  ------------
Increase (decrease) in net assets                                          2,169,876   (1,298,354)   13,534,716   (15,867,614)
Net assets at beginning of period                                        143,123,342   44,349,900   193,490,993    72,100,496
                                                                        ------------  -----------  ------------  ------------
Net assets at end of period                                             $145,293,218  $43,051,546  $207,025,709  $ 56,232,882
                                                                        ============  ===========  ============  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $  1,723,575  $   438,671  $  1,732,720  $  1,103,528
   Net realized gain (losses)                                                 39,558     (250,423)   (3,251,202)    3,019,199
   Change in net unrealized appreciation
    (depreciation) of investments                                         12,229,392    4,065,678    18,677,230      (189,520)
                                                                        ------------  -----------  ------------  ------------
Increase (decrease) in net assets resulting from operations               13,992,525    4,253,926    17,158,748     3,933,207
                                                                        ------------  -----------  ------------  ------------
From Capital Transactions
   Net proceeds from units sold                                              481,575      129,133     8,291,910       597,704
   Cost of units redeemed                                                (23,228,646)  (8,361,896)  (26,194,987)  (12,357,948)
   Net transfers                                                          (1,642,726)     278,505     4,099,207     8,530,081
   Contract maintenance charge                                               (71,624)     (10,455)      (33,319)      (26,621)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 (102,857)         528          (467)       (8,448)
                                                                        ------------  -----------  ------------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (24,564,278)  (7,964,185)  (13,837,656)   (3,265,232)
                                                                        ------------  -----------  ------------  ------------
   Increase (decrease) in net assets                                     (10,571,753)  (3,710,259)    3,321,092       667,975
Net assets at beginning of period                                        153,695,095   48,060,159   190,169,901    71,432,521
                                                                        ------------  -----------  ------------  ------------
Net assets at end of period                                             $143,123,342  $44,349,900  $193,490,993  $ 72,100,496
                                                                        ============  ===========  ============  ============


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                 SAST          SAST
                                                                 Total         Total        SAST         SAST        SAST
                                                                Return        Return       Telecom      Telecom     Telecom
                                                                 Bond          Bond        Utility      Utility     Utility
                                                               Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                                                Class 2       Class 3      Class 1      Class 2     Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                               $   (72,732) $ (2,430,754) $   142,406  $   10,105  $   144,747
   Net realized gain (losses)                                     202,162     1,675,706      526,553     198,304    1,474,908
   Capital gain distributions from mutual funds                   204,976    10,049,889            -           -            -
   Change in net unrealized appreciation
       (depreciation) of investments                           (1,282,483)  (51,566,813)   2,074,355     168,531    1,980,638
                                                              -----------  ------------  -----------  ----------  -----------
       Increase (decrease) in net assets resulting from
         operations                                              (948,077)  (42,271,972)   2,743,314     376,940    3,600,293
                                                              -----------  ------------  -----------  ----------  -----------
From Capital Transactions
   Net proceeds from units sold                                   134,050    38,179,408       17,016       2,933    1,739,083
   Cost of units redeemed                                      (2,969,017)  (55,170,531)  (1,739,085)   (596,269)  (2,088,364)
   Net transfers                                               (1,905,024)   88,607,644     (290,851)   (120,916)    (561,328)
   Contract maintenance charge                                    (28,293)   (6,475,110)     (11,282)     (4,871)    (148,694)
   Adjustments to net assets allocated to contracts in
     payout period                                                    (10)        1,418       (1,316)         48          (54)
                                                              -----------  ------------  -----------  ----------  -----------
       Increase (decrease) in net assets resulting from
         principal transactions                                (4,768,294)   65,142,829   (2,025,518)   (719,075)  (1,059,357)
                                                              -----------  ------------  -----------  ----------  -----------
Increase (decrease) in net assets                              (5,716,371)   22,870,857      717,796    (342,135)   2,540,936
Net assets at beginning of period                              20,481,598   767,396,774   15,873,823   2,363,929   21,303,465
                                                              -----------  ------------  -----------  ----------  -----------
Net assets at end of period                                   $14,765,227  $790,267,631  $16,591,619  $2,021,794  $23,844,401
                                                              ===========  ============  ===========  ==========  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                               $   305,645  $ 10,822,940  $   298,690  $   40,323  $   375,397
   Net realized gain (losses)                                     734,545    12,667,016     (146,603)     33,999      572,530
   Change in net unrealized appreciation
    (depreciation) of investments                                 (13,881)   11,946,944    1,642,569     183,678    1,277,131
                                                              -----------  ------------  -----------  ----------  -----------
Increase (decrease) in net assets resulting from
  operations                                                    1,026,309    35,436,900    1,794,656     258,000    2,225,058
                                                              -----------  ------------  -----------  ----------  -----------
From Capital Transactions
   Net proceeds from units sold                                   126,750    72,799,947       33,883       4,375    1,701,186
   Cost of units redeemed                                      (3,344,693)  (55,655,649)  (1,906,354)   (357,445)  (1,882,759)
   Net transfers                                                2,950,791   124,620,693     (948,127)    (11,076)   1,381,863
   Contract maintenance charge                                     (2,429)      (59,397)      (8,200)       (797)      (2,997)
   Adjustments to net assets allocated to contracts in
     payout period                                                    181             -       (3,469)          -           10
                                                              -----------  ------------  -----------  ----------  -----------
   Increase (decrease) in net assets resulting from
     principal transactions                                      (269,400)  141,705,594   (2,832,267)   (364,943)   1,197,303
                                                              -----------  ------------  -----------  ----------  -----------
   Increase (decrease) in net assets                              756,909   177,142,494   (1,037,611)   (106,943)   3,422,361
Net assets at beginning of period                              19,724,689   590,254,280   16,911,434   2,470,872   17,881,104
                                                              -----------  ------------  -----------  ----------  -----------
Net assets at end of period                                   $20,481,598  $767,396,774  $15,873,823  $2,363,929  $21,303,465
                                                              ===========  ============  ===========  ==========  ===========


                                                                            SAST          SAST          SAST          SAST
                                                                           Equity        Equity        Equity      Aggressive
                                                                        Opportunities Opportunities Opportunities    Growth
                                                                          Portfolio     Portfolio     Portfolio    Portfolio
                                                                           Class 1       Class 2       Class 3      Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                          $  (288,141)  $   (62,275)  $  (402,245) $  (447,238)
   Net realized gain (losses)                                              1,236,189       524,795     2,521,105      555,561
   Capital gain distributions from mutual funds                                    -             -             -            -
   Change in net unrealized appreciation
       (depreciation) of investments                                       6,715,402       921,134     6,516,976    9,862,069
                                                                         -----------   -----------   -----------  -----------
       Increase (decrease) in net assets resulting from operations         7,663,450     1,383,654     8,635,836    9,970,392
                                                                         -----------   -----------   -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                              161,169         6,931     2,999,017      106,136
   Cost of units redeemed                                                 (3,699,099)     (689,827)   (3,867,903)  (3,094,512)
   Net transfers                                                            (894,778)     (477,295)    4,875,801    1,154,808
   Contract maintenance charge                                               (18,901)      (11,099)     (146,808)     (26,343)
   Adjustments to net assets allocated to contracts in payout period           5,162            20            17        4,767
                                                                         -----------   -----------   -----------  -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                     (4,446,447)   (1,171,270)    3,860,124   (1,855,144)
                                                                         -----------   -----------   -----------  -----------
Increase (decrease) in net assets                                          3,217,003       212,384    12,495,960    8,115,248
Net assets at beginning of period                                         28,621,929     5,287,634    28,151,735   25,694,761
                                                                         -----------   -----------   -----------  -----------
Net assets at end of period                                              $31,838,932   $ 5,500,018   $40,647,695  $33,810,009
                                                                         ===========   ===========   ===========  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                          $  (175,086)  $   (46,410)  $  (242,439) $  (407,251)
   Net realized gain (losses)                                             (1,121,158)     (215,517)   (1,135,170)    (454,467)
   Change in net unrealized appreciation
    (depreciation) of investments                                          5,435,692     1,041,525     5,194,462    4,468,068
                                                                         -----------   -----------   -----------  -----------
Increase (decrease) in net assets resulting from operations                4,139,448       779,598     3,816,853    3,606,350
                                                                         -----------   -----------   -----------  -----------
From Capital Transactions
   Net proceeds from units sold                                               58,709        14,934     1,611,400       62,305
   Cost of units redeemed                                                 (3,568,455)   (1,034,805)   (4,692,290)  (2,842,629)
   Net transfers                                                            (479,450)      (11,170)    1,343,945     (693,221)
   Contract maintenance charge                                               (17,448)       (1,628)       (5,203)     (22,054)
   Adjustments to net assets allocated to contracts in payout period           6,431            90           144       21,175
                                                                         -----------   -----------   -----------  -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         (4,000,213)   (1,032,579)   (1,742,004)  (3,474,424)
                                                                         -----------   -----------   -----------  -----------
   Increase (decrease) in net assets                                         139,235      (252,981)    2,074,849      131,926
Net assets at beginning of period                                         28,482,694     5,540,615    26,076,886   25,562,835
                                                                         -----------   -----------   -----------  -----------
Net assets at end of period                                              $28,621,929   $ 5,287,634   $28,151,735  $25,694,761
                                                                         ===========   ===========   ===========  ===========


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                                     SAST          SAST
                                                                                                 International International
                                                                           SAST         SAST        Growth        Growth
                                                                        Aggressive   Aggressive       and           and
                                                                          Growth       Growth       Income        Income
                                                                        Portfolio    Portfolio     Portfolio     Portfolio
                                                                         Class 2      Class 3       Class 1       Class 2
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $  (53,625) $  (349,342)  $   229,952   $    23,997
   Net realized gain (losses)                                              220,848    2,532,950      (935,823)       27,151
   Capital gain distributions from mutual funds                                  -            -             -             -
   Change in net unrealized appreciation
       (depreciation) of investments                                       984,174    5,373,394     8,926,780     1,455,066
                                                                        ----------  -----------   -----------   -----------
       Increase (decrease) in net assets resulting from operations       1,151,397    7,557,002     8,220,909     1,506,214
                                                                        ----------  -----------   -----------   -----------
From Capital Transactions
   Net proceeds from units sold                                              7,369    1,103,802       178,864        26,138
   Cost of units redeemed                                                 (528,707)  (2,575,871)   (5,016,174)   (1,160,395)
   Net transfers                                                           (40,993)    (548,146)     (412,495)     (336,357)
   Contract maintenance charge                                              (6,759)    (148,589)      (26,919)      (15,699)
   Adjustments to net assets allocated to contracts in payout period            41            1         2,077            18
                                                                        ----------  -----------   -----------   -----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                     (569,049)  (2,168,803)   (5,274,647)   (1,486,295)
                                                                        ----------  -----------   -----------   -----------
Increase (decrease) in net assets                                          582,348    5,388,199     2,946,262        19,919
Net assets at beginning of period                                        3,130,545   20,019,631    43,939,557     8,358,970
                                                                        ----------  -----------   -----------   -----------
Net assets at end of period                                             $3,712,893  $25,407,830   $46,885,819   $ 8,378,889
                                                                        ==========  ===========   ===========   ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $  (52,711) $  (304,538)  $   340,557   $    45,104
   Net realized gain (losses)                                               29,873      626,602    (3,971,325)   (1,762,265)
   Change in net unrealized appreciation
    (depreciation) of investments                                          476,440    2,162,443    11,442,002     3,224,818
                                                                        ----------  -----------   -----------   -----------
Increase (decrease) in net assets resulting from operations                453,602    2,484,507     7,811,234     1,507,657
                                                                        ----------  -----------   -----------   -----------
From Capital Transactions
   Net proceeds from units sold                                              7,673    1,444,577       112,321        54,039
   Cost of units redeemed                                                 (456,762)  (1,597,953)   (5,858,104)   (1,436,381)
   Net transfers                                                          (131,202)     399,609    (2,037,914)     (457,087)
   Contract maintenance charge                                                (969)      (3,125)      (23,708)       (1,821)
   Adjustments to net assets allocated to contracts in payout period             -            -       (12,601)           (1)
                                                                        ----------  -----------   -----------   -----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                         (581,260)     243,108    (7,820,006)   (1,841,251)
                                                                        ----------  -----------   -----------   -----------
   Increase (decrease) in net assets                                      (127,658)   2,727,615        (8,772)     (333,594)
Net assets at beginning of period                                        3,258,203   17,292,016    43,948,329     8,692,564
                                                                        ----------  -----------   -----------   -----------
Net assets at end of period                                             $3,130,545  $20,019,631   $43,939,557   $ 8,358,970
                                                                        ==========  ===========   ===========   ===========


                                                                            SAST
                                                                        International
                                                                           Growth        SAST         SAST          SAST
                                                                             and       Emerging     Emerging      Emerging
                                                                           Income       Markets      Markets       Markets
                                                                          Portfolio    Portfolio    Portfolio     Portfolio
                                                                           Class 3      Class 1      Class 2       Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $    165,116  $  (342,921) $   (72,318) $ (1,821,236)
   Net realized gain (losses)                                              5,705,162    1,430,155      113,360     3,077,142
   Capital gain distributions from mutual funds                                    -            -            -             -
   Change in net unrealized appreciation
       (depreciation) of investments                                      26,196,356   (3,008,988)    (360,414)   (8,761,649)
                                                                        ------------  -----------  -----------  ------------
       Increase (decrease) in net assets resulting from operations        32,066,634   (1,921,754)    (319,372)   (7,505,743)
                                                                        ------------  -----------  -----------  ------------
From Capital Transactions
   Net proceeds from units sold                                            1,320,528      154,201       29,072     4,428,270
   Cost of units redeemed                                                (19,818,267)  (3,751,695)    (788,108)  (14,927,976)
   Net transfers                                                         (15,309,998)  (2,209,794)     409,209    18,253,664
   Contract maintenance charge                                            (1,279,299)     (26,147)     (13,863)   (1,023,752)
   Adjustments to net assets allocated to contracts in payout period             898       31,730           38         2,275
                                                                        ------------  -----------  -----------  ------------
       Increase (decrease) in net assets resulting from principal
         transactions                                                    (35,086,138)  (5,801,705)    (363,652)    6,732,481
                                                                        ------------  -----------  -----------  ------------
Increase (decrease) in net assets                                         (3,019,504)  (7,723,459)    (683,024)     (773,262)
Net assets at beginning of period                                        178,208,065   40,046,870    6,727,422   151,524,623
                                                                        ------------  -----------  -----------  ------------
Net assets at end of period                                             $175,188,561  $32,323,411  $ 6,044,398  $150,751,361
                                                                        ============  ===========  ===========  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $    825,124  $  (408,397) $   (95,166) $ (1,922,474)
   Net realized gain (losses)                                            (29,080,747)   2,715,155      617,642     7,301,620
   Change in net unrealized appreciation
    (depreciation) of investments                                         60,112,628    4,063,968      615,714    17,975,437
                                                                        ------------  -----------  -----------  ------------
Increase (decrease) in net assets resulting from operations               31,857,005    6,370,726    1,138,190    23,354,583
                                                                        ------------  -----------  -----------  ------------
From Capital Transactions
   Net proceeds from units sold                                            1,385,551      149,687       16,423     5,670,349
   Cost of units redeemed                                                (18,643,496)  (4,895,647)  (1,286,890)  (14,219,471)
   Net transfers                                                         (13,461,606)  (2,468,237)    (890,000)   (4,971,478)
   Contract maintenance charge                                               (27,837)     (20,915)      (2,002)      (21,536)
   Adjustments to net assets allocated to contracts in payout period          (1,258)     (31,462)           -          (109)
                                                                        ------------  -----------  -----------  ------------
   Increase (decrease) in net assets resulting from principal
     transactions                                                        (30,748,646)  (7,266,574)  (2,162,469)  (13,542,245)
                                                                        ------------  -----------  -----------  ------------
   Increase (decrease) in net assets                                       1,108,359     (895,848)  (1,024,279)    9,812,338
Net assets at beginning of period                                        177,099,706   40,942,718    7,751,701   141,712,285
                                                                        ------------  -----------  -----------  ------------
Net assets at end of period                                             $178,208,065  $40,046,870  $ 6,727,422  $151,524,623
                                                                        ============  ===========  ===========  ============


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                              SAST                                                  SAST
                                                           SunAmerica                                  SAST        Dogs of
                                                            Dynamic         SAST         SAST          Real         Wall
                                                            Strategy     Real Estate  Real Estate     Estate       Street
                                                           Portfolio      Portfolio    Portfolio     Portfolio    Portfolio
                                                            Class 3        Class 1      Class 2       Class 3      Class 1
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                          $  (14,295,810) $  (138,021) $   (56,861) $ (1,489,549) $    (8,564)
   Net realized gain (losses)                                   608,236    2,183,747      627,620    12,925,425    1,764,141
   Capital gain distributions from mutual funds                 445,948            -            -             -            -
   Change in net unrealized appreciation
       (depreciation) of investments                        151,663,768   (2,967,697)    (868,826)  (20,090,789)   5,854,520
                                                         --------------  -----------  -----------  ------------  -----------
       Increase (decrease) in net assets resulting
         from operations                                    138,422,142     (921,971)    (298,067)   (8,654,913)   7,610,097
                                                         --------------  -----------  -----------  ------------  -----------
From Capital Transactions
   Net proceeds from units sold                           1,291,632,437      124,713       70,171     5,121,247      146,411
   Cost of units redeemed                                   (22,232,388)  (4,183,673)  (1,162,904)  (20,767,583)  (2,987,285)
   Net transfers                                            479,957,752   (1,381,611)      34,598    24,872,730    1,235,923
   Contract maintenance charge                               (9,518,791)     (17,088)     (17,148)   (1,797,858)     (15,109)
   Adjustments to net assets allocated to contracts in
     payout period                                                   34       (6,577)          34           901         (373)
                                                         --------------  -----------  -----------  ------------  -----------
       Increase (decrease) in net assets resulting
         from principal transactions                      1,739,839,044   (5,464,236)  (1,075,249)    7,429,437   (1,620,433)
                                                         --------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets                         1,878,261,186   (6,386,207)  (1,373,316)   (1,225,476)   5,989,664
Net assets at beginning of period                           208,658,498   34,958,913    9,919,415   239,429,417   22,665,935
                                                         --------------  -----------  -----------  ------------  -----------
Net assets at end of period                              $2,086,919,684  $28,572,706  $ 8,546,099  $238,203,941  $28,655,599
                                                         ==============  ===========  ===========  ============  ===========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                          $      845,051  $  (161,146) $   (64,713) $ (1,595,363) $   120,608
   Net realized gain (losses)                                   269,682   (1,376,697)    (361,479)    4,984,897     (178,760)
   Change in net unrealized appreciation
    (depreciation) of investments                               526,203    6,594,563    1,842,321    28,923,750    2,616,754
                                                         --------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets resulting from
  operations                                                  1,640,936    5,056,720    1,416,129    32,313,284    2,558,602
                                                         --------------  -----------  -----------  ------------  -----------
From Capital Transactions
   Net proceeds from units sold                             175,859,994      110,641      107,617     9,541,679       70,509
   Cost of units redeemed                                    (1,056,434)  (4,202,069)  (1,342,409)  (20,528,587)  (2,507,942)
   Net transfers                                             32,214,118      428,302       40,368     5,137,953      327,756
   Contract maintenance charge                                     (116)     (15,048)      (2,189)      (30,756)     (12,165)
   Adjustments to net assets allocated to contracts in
     payout period                                                    -        4,367           30          (526)      14,236
                                                         --------------  -----------  -----------  ------------  -----------
   Increase (decrease) in net assets resulting from
     principal transactions                                 207,017,562   (3,673,807)  (1,196,583)   (5,880,237)  (2,107,606)
                                                         --------------  -----------  -----------  ------------  -----------
   Increase (decrease) in net assets                        208,658,498    1,382,913      219,546    26,433,047      450,996
Net assets at beginning of period                                    --   33,576,000    9,699,869   212,996,370   22,214,939
                                                         --------------  -----------  -----------  ------------  -----------
Net assets at end of period                              $  208,658,498  $34,958,913  $ 9,919,415  $239,429,417  $22,665,935
                                                         ==============  ===========  ===========  ============  ===========


                                                                           SAST         SAST
                                                                          Dogs of      Dogs of
                                                                           Wall         Wall         SAST         SAST
                                                                          Street       Street      Balanced     Balanced
                                                                         Portfolio    Portfolio    Portfolio    Portfolio
                                                                          Class 2      Class 3      Class 1      Class 2
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)                                         $   (15,378) $   (79,280) $    (6,648) $  (14,138)
   Net realized gain (losses)                                               618,811    4,505,217      802,625     523,116
   Capital gain distributions from mutual funds                                   -            -            -           -
   Change in net unrealized appreciation
       (depreciation) of investments                                      1,541,221   13,396,244    6,392,001     736,286
                                                                        -----------  -----------  -----------  ----------
       Increase (decrease) in net assets resulting from operations        2,144,654   17,822,181    7,187,978   1,245,264
                                                                        -----------  -----------  -----------  ----------
From Capital Transactions
   Net proceeds from units sold                                              63,413    8,460,447      348,060      99,767
   Cost of units redeemed                                                (1,012,996)  (5,388,806)  (5,141,337)   (933,652)
   Net transfers                                                            485,477    8,736,070    1,922,683   1,328,206
   Contract maintenance charge                                              (14,488)    (356,862)     (33,653)    (11,324)
   Adjustments to net assets allocated to contracts in payout period         (9,747)      (1,049)       1,712      (6,199)
                                                                        -----------  -----------  -----------  ----------
       Increase (decrease) in net assets resulting from principal
         transactions                                                      (488,341)  11,449,800   (2,902,535)    476,798
                                                                        -----------  -----------  -----------  ----------
Increase (decrease) in net assets                                         1,656,313   29,271,981    4,285,443   1,722,062
Net assets at beginning of period                                         6,421,092   48,335,642   42,166,400   7,119,023
                                                                        -----------  -----------  -----------  ----------
Net assets at end of period                                             $ 8,077,405  $77,607,623  $46,451,843  $8,841,085
                                                                        ===========  ===========  ===========  ==========
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)                                         $    23,924  $   194,821  $   (87,246) $  (27,196)
   Net realized gain (losses)                                               (78,228)   1,866,212     (510,844)    340,470
   Change in net unrealized appreciation
    (depreciation) of investments                                           787,280    2,392,766    5,427,219     476,319
                                                                        -----------  -----------  -----------  ----------
Increase (decrease) in net assets resulting from operations                 732,976    4,453,799    4,829,129     789,593
                                                                        -----------  -----------  -----------  ----------
From Capital Transactions
   Net proceeds from units sold                                              19,986    4,816,587      258,804      10,116
   Cost of units redeemed                                                  (811,238)  (4,242,202)  (7,076,229)   (961,282)
   Net transfers                                                              7,367    9,676,858     (186,292)    (32,891)
   Contract maintenance charge                                               (1,697)      (4,526)     (33,343)     (2,422)
   Adjustments to net assets allocated to contracts in payout period            (16)        (483)      (4,444)          -
                                                                        -----------  -----------  -----------  ----------
   Increase (decrease) in net assets resulting from principal
     transactions                                                          (785,598)  10,246,234   (7,041,504)   (986,479)
                                                                        -----------  -----------  -----------  ----------
   Increase (decrease) in net assets                                        (52,622)  14,700,033   (2,212,375)   (196,886)
Net assets at beginning of period                                         6,473,714   33,635,609   44,378,775   7,315,909
                                                                        -----------  -----------  -----------  ----------
Net assets at end of period                                             $ 6,421,092  $48,335,642  $42,166,400  $7,119,023
                                                                        ===========  ===========  ===========  ==========


                            See accompanying notes.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                                     SST
                                                         SST           SST        Allocation       SST           SST
                                           SAST       Allocation    Allocation     Moderate     Allocation      Real
                                         Balanced      Balanced      Moderate       Growth        Growth       Return
                                         Portfolio    Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                          Class 3      Class 3       Class 3       Class 3       Class 3       Class 3
For the Year Ended December 31, 2013
From Operations:
   Net investment income (loss)         $  (129,062) $    338,308  $    (12,857) $   (310,447) $  (192,191) $ (2,089,089)
   Net realized gain (losses)             2,513,733     1,994,338     1,973,092     2,469,369      815,972       (36,820)
   Capital gain distributions from
     mutual funds                                 -       838,754             -             -            -             -
   Change in net unrealized appreciation
       (depreciation) of
         investments                      9,553,744     9,320,456    18,597,100    24,977,799    3,618,501   (17,312,138)
                                        -----------  ------------  ------------  ------------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         operations                      11,938,415    12,491,856    20,557,335    27,136,721    4,242,282   (19,438,047)
                                        -----------  ------------  ------------  ------------  -----------  ------------
From Capital Transactions
   Net proceeds from units sold           5,781,458     5,902,944    10,466,422     9,731,045    3,868,051    17,795,123
   Cost of units redeemed                (6,592,630)   (8,719,550)   (8,426,221)   (7,320,740)  (1,597,431)  (13,926,793)
   Net transfers                          6,085,078     4,461,897     5,237,192     2,883,794    2,302,784    56,075,778
   Contract maintenance charge             (566,044)   (1,177,838)   (1,515,299)   (1,692,573)    (116,975)   (2,408,642)
   Adjustments to net assets
     allocated to contracts in payout
     period                                     (34)           (9)           (4)           (2)           2         1,199
                                        -----------  ------------  ------------  ------------  -----------  ------------
       Increase (decrease) in net
         assets resulting from
         principal transactions           4,707,828       467,444     5,762,090     3,601,524    4,456,431    57,536,665
                                        -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets        16,646,243    12,959,300    26,319,425    30,738,245    8,698,713    38,098,618
Net assets at beginning of period        66,216,578   127,736,202   158,276,953   173,994,204   16,966,520   265,729,709
                                        -----------  ------------  ------------  ------------  -----------  ------------
Net assets at end of period             $82,862,821  $140,695,502  $184,596,378  $204,732,449  $25,665,233  $303,828,327
                                        ===========  ============  ============  ============  ===========  ============
For the Year Ended December 31, 2012
From Operations:
   Net investment income (loss)         $  (128,954) $   (397,473) $   (554,065) $   (636,662) $  (112,112) $  3,087,473
   Net realized gain (losses)             1,437,405     1,259,740     1,542,189     1,778,721       59,477     1,518,196
   Change in net unrealized appreciation
    (depreciation) of investments         3,781,147     8,330,820    12,235,331    15,202,033    1,738,119       306,066
                                        -----------  ------------  ------------  ------------  -----------  ------------
Increase (decrease) in net assets
  resulting from operations               5,089,598     9,193,087    13,223,455    16,344,092    1,685,484     4,911,735
                                        -----------  ------------  ------------  ------------  -----------  ------------
From Capital Transactions
   Net proceeds from units sold          17,163,417    21,529,087    17,409,914    16,531,911    3,723,380    28,146,549
   Cost of units redeemed                (4,291,101)   (6,408,704)   (7,688,496)   (7,309,993)    (543,088)  (15,036,436)
   Net transfers                         12,565,752    16,948,315    15,316,960    11,446,138     (300,714)   50,123,671
   Contract maintenance charge               (6,101)      (11,247)      (15,490)      (17,290)      (1,229)      (19,244)
   Adjustments to net assets
     allocated to contracts in payout
     period                                      36             -             -             -            -             -
                                        -----------  ------------  ------------  ------------  -----------  ------------
   Increase (decrease) in net assets
     resulting from principal
     transactions                        25,432,003    32,057,451    25,022,888    20,650,766    2,878,349    63,214,540
                                        -----------  ------------  ------------  ------------  -----------  ------------
   Increase (decrease) in net
     assets                              30,521,601    41,250,538    38,246,343    36,994,858    4,563,833    68,126,275
Net assets at beginning of period        35,694,977    86,485,664   120,030,610   136,999,346   12,402,687   197,603,434
                                        -----------  ------------  ------------  ------------  -----------  ------------
Net assets at end of period             $66,216,578  $127,736,202  $158,276,953  $173,994,204  $16,966,520  $265,729,709
                                        ===========  ============  ============  ============  ===========  ============

                            See accompanying notes.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION
     ------------

     Variable Separate Account of American General Life Insurance Company (the "Separate Account") is an investment account of American General Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of AGC Life Insurance Company ("AGC"), a wholly owned, indirect subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings, and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

     On December 31, 2012, SunAmerica Annuity and Life Assurance Company merged into an affiliate company, American General Life Insurance Company. The Company is an indirect, wholly-owned subsidiary of AIG. As a result of the merger, the Company became the depositor of the Separate Account. The Company is now responsible for all annuity and life insurance contracts funded through the Separate Account. The rights of the contract owners were not affected by the merger.

     The Separate Account offers the following variable annuity products:
     American Pathway II, Polaris, Polaris Advantage, Polaris Advantage II, Polaris Advisor, Polaris Advisor III, Polaris Choice, Polaris Choice II, Polaris Choice III, Polaris Choice IV, Polaris II, Polaris Platinum, Polaris Platinum II, Polaris Platinum III, Polaris Preferred Solution, Polaris Protector, Polaris Retirement Protector, PolarisAmerica, WM Diversified Strategies, and WM Diversified Strategies III.

     The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of these contracts is SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is Principal Funds Distributor, Inc. No underwriting fees are paid in connection with the distribution of these contracts.

     The Separate Account is composed of a total of 182 variable portfolios of different classes (the "Variable Account"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2, and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the ninety five currently available Class 1, Class 2, and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Series II investment portfolios of the Invesco Variable Insurance Funds (the "Invesco Funds"), (4) the thirty-six currently available Class 1 and Class 2 investment portfolios of the Principal Variable Contracts Funds, Inc. (the "Principal Funds"), (5) the two currently available Class 1 investment portfolios of the Columbia Funds Variable Insurance Trust (the "Columbia Trust"), (6) the six currently available Class 1 and Class 2 investment portfolios of the Columbia Funds Variable Insurance Trust I (the "Columbia Trust I"), (7)

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)
     ------------------------

     the one currently available Class 1 investment portfolio of the Columbia Funds Variable Series Trust II (the "Columbia Trust II"), (8) the eleven currently available Class 2 and Class 3 investment portfolios of the American Funds Insurance Series (the "American Series"), (9) the two currently available Class VC investment portfolios of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (10) the four currently available investment portfolios of the Sterling Capital Variable Insurance Funds (the "Sterling Capital Funds"), (11) the two currently available Class 2 investment portfolios of the Franklin Templeton Variable Insurance Products Trust (the "Franklin Templeton Trust"), or (12) the five currently available Class 3 investment portfolios of the Seasons Series Trust (the "Seasons Trust"). The primary difference between the classes of the Variable Accounts is that the Class 2 shares in the Anchor Trust and the SunAmerica Trust are subject to 12b-1 fees of 0.15%, the Class 3 shares of the American Series are subject to 12b-1 fees of 0.18%, and the Class 2 shares in the Principal Funds, the Franklin Templeton Trust, and the American Series, the Class 2 shares in the Columbia Trust I, the Series II shares in the Invesco Funds, the Class 3 shares of the Anchor Trust, the SunAmerica Trust, and the shares of the Seasons Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees. The Class VC shares of the Lord Abbett Fund and the shares of the Sterling Capital Funds are not subject to 12b-1 fees. The Anchor Trust, the SunAmerica Trust, the Seasons Trust, the Invesco Funds, the Principal Funds, the Columbia Trust, the Columbia Trust I, the Columbia Trust II, the American Series, the Lord Abbett Fund, the Sterling Capital Funds, and the Franklin Templeton Trust (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, the SunAmerica Trust, and the Seasons Trust are affiliated investment companies. The contract holder may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. These financial statements include balances allocated by the contract holders to the Variable Accounts and do not include balances allocated to the General Account.

     On March 9, 2012, the MTB Group of Funds was re-branded as the Wilmington Funds Trust. On the same date, the MTB Managed Allocation Fund-Moderate Growth II was renamed the Wilmington Managed Allocation Fund-Moderate Growth II.

     On April 30, 2012, the Invesco Van Kampen V.I. Capital Growth Fund was renamed the Invesco Van Kampen V.I. American Franchise Fund.

     On May 1, 2012, the Mid Cap Value Portfolio was renamed the Mid Cap Stock Portfolio.

     On June 29, 2012, the Columbia Variable Portfolio - Diversified Equity Income Fund was renamed the Columbia Variable Portfolio - Dividend Opportunity Fund.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION (continued)
     ------------------------

     On September 28, 2012, the Wilmington Managed Allocation Fund-Moderate Growth II was liquidated.

     On April 30, 2013, the SunAmerica Series Trust VCP Value Portfolio and the SunAmerica Series Trust Total Return Balanced Portfolio commenced operations.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     -------------------------------------------

     INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on a first-in, first-out basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

     FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

     USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

     RESERVES FOR CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: Net assets allocated to contracts in the payout period are based on the Annuity 2000 Mortality Table, the 1971 Individual Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitzation as well as other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments for all products with the exception of the American Pathway II product, which uses a 4.0% assumed interest rate.

     At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
     ------------------------------------------------------

     Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Separate Account they will be disclosed as adjustments to net assets allocated to contracts in payout period in the accompanying Statements of Changes in Net Assets.

     Annuity benefit payments are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

3.   FAIR VALUE MEASUREMENTS
     -----------------------

     Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurements in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

     Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets, and most mutual funds.

     Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal, and provincial obligations, hybrid securities, and derivative contracts.

     Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

3.   FAIR VALUE MEASUREMENTS (continued)
     -----------------------------------

     The Separate Account assets measured at fair value as of December 31, 2013 consist of investments in trusts, which are registered and open-end mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 as of December 31, 2013 and for the year then ended. The Separate Account had no liabilities as of December 31, 2013. See the Schedules of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2013, and respective hierarchy level. As all assets are of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and changes in unrealized gains (losses) for Level 3 assets still held as of December 31, 2013 is presented.

4.   CHARGES AND DEDUCTIONS
     ----------------------

     Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

     WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of up to 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. There are no withdrawal charges under the Polaris Advisor contract.

     CONTRACT MAINTENANCE CHARGE: An annual contract maintenance charge ranging from $30 to $50 is charged against contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as a charge in the Statements of Changes in Net Assets.

     SEPARATE ACCOUNT ANNUAL CHARGE: The Separate Account deducts a separate account annual charge comprised of mortality and expense risk charges and distribution expense charges, computed on a daily basis. Separate Account Annual Charges are recorded as a charge in the Statements of Operations. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows:
     American Pathway II, 1.30% or 1.40%; Polaris, 1.52%; Polaris II, 1.52% or 1.77%; PolarisAmerica, 1.52% or 1.77%; Polaris Platinum, 1.52% or 1.77%; WM

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)
     ----------------------------------

     Diversified Strategies, 1.40%, 1.55%, or 1.80%; Polaris Protector, 1.52% or 1.77%; Polaris Choice, 1.52%, 1.72%, or 1.97%; WM Diversified Strategies III, 1.55%, 1.70%, or 1.95%; Polaris Platinum II, 1.52%, 1.77%, or 2.02%;
     Polaris Choice II, 1.52%, 1.72%, or 1.97%; Polaris Advisor, 1.52%, 1.72%,
     or 1.97%; Polaris Choice III, 1.52%, 1.77%, 2.02%, or 2.17%; Polaris
     Preferred Solution, 1.15%, 1.40%, 1.55%, 1.65%, 1.80%, 1.90%, or 2.05%;
     Polaris Advantage, 1.65%, 1.90%, or 2.30%; Polaris Advisor III, 1.65%, 1.90%, or 2.30%; Polaris Platinum III, 1.30%, 1.55%, or 1.95%; Polaris
     Choice IV, 1.65%, 1.90%, or 2.30%; Polaris Advantage II, 1.30%, 1.55%,
     1.90%, or 2.15%; Polaris Retirement Protector, 1.30%, 1.55%, or 1.80%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract. The distribution expense charge is deducted at an annual rate of 0.15% of the net asset value of each portfolio and is included in the respective separate account annual charge rate. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

     TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

     INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Choice, Polaris II, Polaris Choice II, PolarisAmerica, Polaris Platinum, Polaris Platinum II, WM Diversified Strategies, and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee will range from 0.10% to 0.45% of the income benefit base (as defined in the prospectus), deducted annually from the contract value, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The income benefit base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees, and charges.

     CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution and Polaris Advantage provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee ranges from 0.10% to 0.65% of the contract value minus purchase payments received after the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

4.   CHARGES AND DEDUCTIONS (continued)
     ----------------------------------

     MARKETLOCK, MARKETLOCK FOR TWO, INCOME REWARDS, MARKETLOCK FOR LIFE PLUS, MARKETLOCK INCOME PLUS, AND MARKETLOCK FOR LIFE FEE: The optional MarketLock, MarketLock for Two, Income Rewards, MarketLock for Life Plus, MarketLock Income Plus, and MarketLock for Life features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The MarketLock feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The MarketLock for Two feature is offered in Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The Income Rewards feature is offered in Polaris Protector, Polaris Choice II, Polaris Platinum II, WM Diversified Strategies, WM Diversified Strategies III, Polaris Choice III, and Polaris Preferred Solution. The annual fee ranges from 0.50% to 0.65% for MarketLock, 0.40% for MarketLock for Two prior to the first withdrawal and 0.80% after the first withdrawal, and 0.65% for Income Rewards in years 0-7 and 0.45% in years 8-10, of the maximum anniversary value benefit base (as defined in the prospectus) is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals.

     The MarketLock for Life Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Preferred Solution, and Polaris Advantage. The annual fee ranges from 0.65% to 0.95% for one covered person and from 0.90% to 1.25% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The MarketLock Income Plus feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Advisor III, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee ranges from 0.85% to 1.10% for one covered person and from 1.10% to 1.35% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock Income Plus is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS


4.   CHARGES AND DEDUCTIONS (continued)
     ----------------------------------

     The MarketLock for Life feature is offered in Polaris Platinum II, Polaris Choice III, Polaris Choice IV, Polaris Preferred Solution, Polaris Platinum III, and Polaris Advantage. The annual fee is 0.70% for one covered person and 0.95% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The maximum anniversary value benefit base for MarketLock for Life is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100% of purchase payments made in the first year plus, or the highest anniversary date contract value less purchase payments in year 2-5 over the first year purchase payments.

     SUNAMERICA INCOME PLUS AND SUNAMERICA INCOME BUILDER FEE: The optional SunAmerica Income Plus and SunAmerica Income Builder features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The SunAmerica Income Plus feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II, Polaris Retirement Protector and Polaris Preferred Solution. The SunAmerica Income Builder feature is offered in Polaris Platinum III, Polaris Choice III, Polaris Choice IV, Polaris Advantage, Polaris Advantage II and Polaris Preferred Solution. The annual fee ranges from 0.60% to 2.20% for one covered person and 0.60% to 2.70% for two covered persons, of the maximum anniversary value benefit base, deducted quarterly from the contract value and recorded as cost of units redeemed in the accompanying Statements of Changes in Net Assets. The fee may change after the first year based on an index of market volatility. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value.

     PREMIUM TAXES: Certain states charge the Company a tax on purchase payments up to a maximum of 3.5%. Some states assess premium taxes at the time purchase payments are made; whereas some states assess premium taxes at the time annuity payments begin or at the time of surrender. There are certain states that do not assess premium taxes. The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes when a purchase payment is made or upon surrender of the contract. Premium taxes are deducted from purchases when a contract annuitizes in the Statements of Changes in Net Assets.

     SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

For the year ended December 31, 2013, the aggregate cost of purchases and proceeds from the sales of investments were:


                                                                                    Proceeds from
Sub-accounts                                                    Cost of Purchases       Sales
--------------------------------------------------------------  -----------------   -------------
Lord Abbett Growth and Income Portfolio Class VC                $       7,550,956   $  66,209,046
American Funds Growth-Income Fund Class 2                               8,906,016      82,194,062
American Funds Growth-Income Fund Class 3                               4,086,161      28,903,537
American Funds Growth Fund Class 2                                      8,555,628      81,292,105
American Funds Growth Fund Class 3                                      3,634,022      27,844,337
American Funds High-Income Bond Fund Class 3                            3,850,068       6,109,794
Lord Abbett Mid Cap Stock Portfolio Class VC                              652,523       5,781,443
American Funds Asset Allocation Fund Class 2                            4,652,669      10,967,609
American Funds Asset Allocation Fund Class 3                            2,143,671       5,415,791
American Funds Global Growth Fund Class 2                               6,747,101      56,442,062
American Funds Cash Management Fund Class 3                             6,792,604       9,183,070
American Funds International Fund Class 3                               1,325,100       6,929,309
American Funds US Government AAA-Rated Securities Fund Class 3          1,824,614       6,119,459
Principal Equity Income Account Class 1                                   643,316       6,866,895
Principal Equity Income Account Class 2                                   361,032       1,673,229
Principal LargeCap Blend Account II Class 1                               135,303         896,088
Principal LargeCap Blend Account II Class 2                                10,272          78,035
Principal LargeCap Growth Account Class 1                                  45,064          82,726
Principal LargeCap Growth Account Class 2                                  18,571          55,732
Principal Income Account Class 1                                          477,862       2,671,312
Principal Income Account Class 2                                          229,383         505,734
Principal Diversified International Account Class 1                        62,700         661,628
Principal Diversified International Account Class 2                        17,797          31,794
Principal Money Market Account Class 1                                  1,878,402       2,341,447
Principal Money Market Account Class 2                                  1,137,164       1,444,661
Principal Real Estate Securities Account Class 1                           31,693         529,490
Principal Real Estate Securities Account Class 2                           30,188          16,435
Principal SAM Balanced Portfolio Class 1                                2,201,182      12,493,536
Principal SAM Balanced Portfolio Class 2                                2,924,811       8,004,923
Principal SAM Conservative Balanced Portfolio Class 1                     570,408       2,910,909
Principal SAM Conservative Balanced Portfolio Class 2                     606,918       1,434,505
Principal SAM Conservative Growth Portfolio Class 1                       921,185       4,806,002
Principal SAM Conservative Growth Portfolio Class 2                     2,575,658       5,730,662
Principal SAM Flexible Income Portfolio Class 1                           662,526       2,443,711
Principal SAM Flexible Income Portfolio Class 2                           731,008       1,663,537
Principal SAM Strategic Growth Portfolio Class 1                          949,375       2,352,152
Principal SAM Strategic Growth Portfolio Class 2                          352,118       2,675,527
Principal Short-Term Income Account Class 1                               326,301       1,503,436
Principal Short-Term Income Account Class 2                                22,716         443,714
Principal SmallCap Growth Account II Class 1                               61,566         179,583
Principal SmallCap Growth Account II Class 2                                9,242          62,593
Principal SmallCap Value Account I Class 1                                 33,750          73,101
Principal SmallCap Value Account I Class 2                                  8,393          14,167
Principal Government & High Quality Bond Class 1                          167,821       1,072,888
Principal Government & High Quality Bond Class 2                           47,022         191,598
Principal PVC Capital Appreciation Account Class 1                      2,418,189       4,418,231
Principal PVC Principal Capital Appreciation Account Class 2              414,377         307,391
Principal PVC MidCap Blend Acct Class 1                                   178,742         974,061
Principal PVC MidCap Blend Acct Class 2                                    41,250          88,420
Columbia VP Income Opportunities Fund Class 1                           5,115,307       4,847,667
Columbia VP Asset Allocation Fund Class 1                                  19,796          31,803
Columbia VP -Dividend Opportunity Fund Class 1                             20,023         628,040
Columbia VP Mid Cap Growth Opportunity Fund Class 1                       176,031         166,979

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

                                                                                    Proceeds from
Sub-accounts                                                    Cost of Purchases       Sales
--------------------------------------------------------------  -----------------   -------------
Columbia VP Small Company Growth Fund Class 1                   $           1,251   $     484,307
Invesco VI American Franchise Fund Series II                            1,431,552       6,018,996
Invesco VI Comstock Fund Series II                                     26,766,644      83,133,306
Invesco VI Growth and Income Fund Series II                            32,609,397     127,759,955
Franklin Income Securities Fund Class 2                                34,291,512      19,902,851
Franklin Templeton VIP Founding Funds Allocations Fund Class 2         23,076,028      10,886,681
Columbia VP Marsico Focused Equities Fund Class 1                       5,691,805       8,138,609
Columbia VP Marsico 21st Century Fund Class 1                               4,605         347,403
Columbia VP Marsico Growth Fund Class 1                                    23,567         570,781
Columbia VP Marsico International Opportunities Fund Class 2               57,184         715,616
Sterling Capital Select Equity VIF                                         54,770         244,270
Sterling Capital Special Opportunities VIF                              1,584,193       3,612,152
Sterling Capital Strategic Allocation Equity VIF                            1,482       1,564,433
Sterling Capital Total Return Bond VIF                                  1,159,820       1,748,785
AST Growth Portfolio Class 1                                            1,301,184      14,185,747
AST Growth Portfolio Class 2                                              438,908       6,436,593
AST Growth Portfolio Class 3                                            3,618,753      30,583,680
AST Government and Quality Bond Portfolio Class 1                       7,087,260      24,378,471
AST Government and Quality Bond Portfolio Class 2                       5,590,547      12,121,846
AST Government and Quality Bond Portfolio Class 3                     126,870,782     125,131,592
AST Capital Appreciation Portfolio Class 1                             32,535,443      53,186,844
AST Capital Appreciation Portfolio Class 2                              6,871,537      13,251,489
AST Capital Appreciation Portfolio Class 3                             72,768,748     106,712,156
AST Natural Resources Portfolio Class 1                                 1,084,875      10,131,625
AST Natural Resources Portfolio Class 2                                   915,453       2,503,486
AST Natural Resources Portfolio Class 3                                14,446,128      29,648,127
SAST Small Company Value Portfolio Class 3                              8,686,910      47,365,713
SAST Mid-Cap Growth Portfolio Class 1                                   1,627,809       8,875,212
SAST Mid-Cap Growth Portfolio Class 2                                     394,466       3,913,593
SAST Mid-Cap Growth Portfolio Class 3                                   8,634,646      30,249,255
SAST Capital Growth Portfolio Class 1                                     329,863       1,413,427
SAST Capital Growth Portfolio Class 2                                      33,267         515,114
SAST Capital Growth Portfolio Class 3                                   1,405,067       9,663,618
SAST Blue Chip Growth Portfolio Class 1                                 1,094,259       1,777,834
SAST Blue Chip Growth Portfolio Class 2                                   330,441         859,302
SAST Blue Chip Growth Portfolio Class 3                                12,566,438      17,624,941
SAST Growth Opportunities Portfolio Class 1                             1,743,644       3,321,331
SAST Growth Opportunities Portfolio Class 2                               440,364       1,451,638
SAST Growth Opportunities Portfolio Class 3                            15,171,540      48,515,279
SAST Technology Portfolio Class 1                                         509,749       1,950,261
SAST Technology Portfolio Class 2                                          88,876         597,693
SAST Technology Portfolio Class 3                                       5,920,893       6,601,029
SAST Marsico Focused Growth Portfolio Class 1                           2,089,419       2,717,490
SAST Marsico Focused Growth Portfolio Class 2                             619,875       2,867,432
SAST Marsico Focused Growth Portfolio Class 3                          15,654,650      18,760,146
SAST Small & Mid Cap Value Portfolio Class 2                            2,154,708       6,042,738
SAST Small & Mid Cap Value Portfolio Class 3                           58,145,199     131,500,615
SAST Foreign Value Portfolio Class 2                                    1,165,130       6,093,099
SAST Foreign Value Portfolio Class 3                                   36,718,091     100,138,762
SAST VCP Value Portfolio Class 3                                       51,906,844         193,309
SAST VCP Total Return Balanced Portfolio Class 3                       51,087,145         476,416
SAST Protected Asset Allocation SAST Portfolio Class 3                 93,627,537         959,217
SAST American Funds Growth Portfolio Class 3                           19,889,365      59,073,393
SAST American Funds Global Growth Portfolio Class 3                    18,779,000      77,224,071
SAST American Funds Growth-Income Portfolio Class 3                    21,058,336      54,836,910
SAST American Funds Asset Allocation Portfolio Class 3                 25,994,608      24,192,206
SAST Cash Management Portfolio Class 1                                 24,320,546      28,156,138
SAST Cash Management Portfolio Class 2                                  7,704,892       9,668,209
SAST Cash Management Portfolio Class 3                                211,989,534     216,297,271
SAST Corporate Bond Portfolio Class 1                                   6,323,120      20,623,596
SAST Corporate Bond Portfolio Class 2                                   3,727,740       7,716,897
SAST Corporate Bond Portfolio Class 3                                 140,718,075     103,051,242
SAST Global Bond Portfolio Class 1                                      1,975,839       8,429,351
SAST Global Bond Portfolio Class 2                                      1,092,962       2,401,417

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS - CONTINUED

                                                                                    Proceeds from
Sub-accounts                                                    Cost of Purchases       Sales
--------------------------------------------------------------  -----------------   -------------
SAST Global Bond Portfolio Class 3                              $      54,742,239   $  35,365,920
SAST High-Yield Bond Portfolio Class 1                                 15,231,888      24,443,572
SAST High-Yield Bond Portfolio Class 2                                  1,667,176       3,622,240
SAST High-Yield Bond Portfolio Class 3                                 65,915,368      63,754,871
AST Asset Allocation Portfolio Class 1                                  4,963,558      21,141,920
AST Asset Allocation Portfolio Class 2                                    808,511       2,376,650
AST Asset Allocation Portfolio Class 3                                  7,177,354       6,880,150
SAST Growth-Income Portfolio Class 1                                    5,620,557      22,109,476
SAST Growth-Income Portfolio Class 2                                      835,930       1,807,070
SAST Growth-Income Portfolio Class 3                                   24,961,711      18,359,510
SAST Global Equities Portfolio Class 1                                    601,993       7,591,907
SAST Global Equities Portfolio Class 2                                    218,189       1,364,867
SAST Global Equities Portfolio Class 3                                  5,711,569       6,535,666
SAST Alliance Growth Portfolio Class 1                                  1,801,792      30,536,834
SAST Alliance Growth Portfolio Class 2                                    147,746       6,035,214
SAST Alliance Growth Portfolio Class 3                                  5,890,605      31,614,540
SAST MFS Massachusetts Investors Trust Portfolio Class 1                2,781,461       8,705,118
SAST MFS Massachusetts Investors Trust Portfolio Class 2                  717,831       2,580,857
SAST MFS Massachusetts Investors Trust Portfolio Class 3               22,283,357      51,306,587
SAST Fundamental Growth Portfolio Class 1                                 911,390       7,248,753
SAST Fundamental Growth Portfolio Class 2                                 288,454         683,813
SAST Fundamental Growth Portfolio Class 3                               2,555,537      20,209,819
SAST Dynamic Allocation Portfolio Class 3                           2,698,545,490      11,475,861
SAST International Diversified Equities Portfolio Class 1               1,951,714       6,559,277
SAST International Diversified Equities Portfolio Class 2                 964,582       4,607,381
SAST International Diversified Equities Portfolio Class 3              14,632,545      34,815,717
SAST Davis Venture Value Portfolio Class 1                             29,000,780      66,607,487
SAST Davis Venture Value Portfolio Class 2                              4,855,703      15,024,867
SAST Davis Venture Value Portfolio Class 3                             48,464,312     130,058,664
SAST MFS Total Return Portfolio Class 1                                 5,252,033      25,079,123
SAST MFS Total Return Portfolio Class 2                                 1,891,050       9,858,833
SAST MFS Total Return Portfolio Class 3                                22,332,420      38,789,770
SAST Total Return Bond Portfolio Class 1                                5,368,168      17,288,995
SAST Total Return Bond Portfolio Class 2                                3,008,194       7,644,142
SAST Total Return Bond Portfolio Class 3                              197,265,764     124,503,803
SAST Telecom Utility Portfolio Class 1                                    737,388       2,623,686
SAST Telecom Utility Portfolio Class 2                                    111,769         820,624
SAST Telecom Utility Portfolio Class 3                                  6,368,360       7,282,956
SAST Equity Opportunities Portfolio Class 1                               418,872       5,146,452
SAST Equity Opportunities Portfolio Class 2                               103,836       1,337,281
SAST Equity Opportunities Portfolio Class 3                            11,109,623       7,651,603
SAST Aggressive Growth Portfolio Class 1                                2,246,781       4,528,381
SAST Aggressive Growth Portfolio Class 2                                  170,336         792,971
SAST Aggressive Growth Portfolio Class 3                                6,162,664       8,680,823
SAST International Growth and Income Portfolio Class 1                  1,648,039       6,703,785
SAST International Growth and Income Portfolio Class 2                    343,327       1,805,365
SAST International Growth and Income Portfolio Class 3                 10,614,064      45,536,363
SAST Emerging Markets Portfolio Class 1                                 1,574,239       7,750,279
SAST Emerging Markets Portfolio Class 2                                   789,820       1,225,789
SAST Emerging Markets Portfolio Class 3                                30,406,344      25,495,282
SAST SunAmerica Dynamic Strategy Portfolio Class 3                  1,732,273,733       6,284,550
SAST Real Estate Portfolio Class 1                                      2,012,163       7,609,938
SAST Real Estate Portfolio Class 2                                      1,013,598       2,145,678
SAST Real Estate Portfolio Class 3                                     47,360,187      41,420,912
SAST Dogs of Wall Street Portfolio Class 1                              3,634,140       5,248,903
SAST Dogs of Wall Street Portfolio Class 2                              1,099,406       1,603,125
SAST Dogs of Wall Street Portfolio Class 3                             27,866,849      16,496,813
SAST Balanced Portfolio Class 1                                         2,945,797       5,860,209
SAST Balanced Portfolio Class 2                                         3,607,951       3,144,995
SAST Balanced Portfolio Class 3                                        18,261,909      13,683,054
SST Allocation Balanced Portfolio Class 3                              18,443,065      16,798,209
SST Allocation Moderate Portfolio Class 3                              20,992,857      15,243,344
SST Allocation Moderate Growth Portfolio Class 3                       21,254,484      17,962,993
SST Allocation Growth Portfolio Class 3                                 8,898,800       4,634,538
SST Real Return Portfolio Class 3                                      86,500,479      31,052,860

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2013.

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
Lord Abbett Growth and Income Portfolio Class VC            1.15%       60,629     (135,675)        805           -     (74,241)
Lord Abbett Growth and Income Portfolio Class VC            1.30%      144,681     (429,891)          -           -    (285,210)
Lord Abbett Growth and Income Portfolio Class VC            1.40%        7,419      (39,581)          -           -     (32,162)
Lord Abbett Growth and Income Portfolio Class VC            1.52%      338,786   (2,757,779)      2,786      (2,810) (2,419,017)
Lord Abbett Growth and Income Portfolio Class VC            1.55%      102,486     (181,928)          -           -     (79,442)
Lord Abbett Growth and Income Portfolio Class VC            1.65%      114,624     (280,138)          -         (63)   (165,577)
Lord Abbett Growth and Income Portfolio Class VC            1.72%       24,707     (225,103)          -           -    (200,396)
Lord Abbett Growth and Income Portfolio Class VC            1.77%       74,495     (731,295)          -           -    (656,800)
Lord Abbett Growth and Income Portfolio Class VC            1.80%        7,679      (10,707)          -           -      (3,028)
Lord Abbett Growth and Income Portfolio Class VC            1.90%       92,547     (241,501)          -           -    (148,954)
Lord Abbett Growth and Income Portfolio Class VC            1.95%        1,111       (7,763)          -           -      (6,652)
Lord Abbett Growth and Income Portfolio Class VC            1.97%        4,014      (35,056)          -           -     (31,042)
Lord Abbett Growth and Income Portfolio Class VC            2.02%          133      (17,257)          -           -     (17,124)
Lord Abbett Growth and Income Portfolio Class VC            2.05%            1          (52)          -           -         (51)
Lord Abbett Growth and Income Portfolio Class VC            2.15%       23,890      (12,515)          -           -      11,375
Lord Abbett Growth and Income Portfolio Class VC            2.17%          807       (2,436)          -           -      (1,629)
Lord Abbett Growth and Income Portfolio Class VC            2.30%          468       (4,833)          -           -      (4,365)
American Funds IS Growth-Income Fund Class 2                1.52%      515,250   (3,255,533)      8,032      (1,979) (2,734,230)
American Funds IS Growth-Income Fund Class 2                1.72%       50,518     (569,809)          -           -    (519,291)
American Funds IS Growth-Income Fund Class 2                1.77%       15,651     (162,616)          -           -    (146,965)
American Funds IS Growth-Income Fund Class 2                1.97%        5,608      (67,979)          -           -     (62,371)
American Funds Growth-Income Fund Class 3                   1.30%       31,267     (179,695)          -      (6,420)   (154,848)
American Funds Growth-Income Fund Class 3                   1.40%        1,484       (6,157)          -           -      (4,673)
American Funds IS Growth Fund Class 2                       1.52%      429,564   (2,697,169)     10,502        (364) (2,257,467)
American Funds IS Growth Fund Class 2                       1.72%       78,463     (565,039)          -           -    (486,576)
American Funds IS Growth Fund Class 2                       1.77%       45,044     (136,410)          -           -     (91,366)
American Funds IS Growth Fund Class 2                       1.97%        2,277      (75,531)          -           -     (73,254)
American Funds Growth Fund Class 3                          1.30%       17,889     (114,587)          -      (3,480)   (100,178)
American Funds Growth Fund Class 3                          1.40%          190       (5,333)          -           -      (5,143)
American Funds IS High-Income
 Bond Fund Class2                                           1.30%       31,292      (65,769)          -        (657)    (35,134)
American Funds IS High-Income
 Bond Fund Class2                                           1.40%          626         (503)          -           -         123
Lord Abbett Mid Cap Stock Portfolio Class VC                1.52%       55,809     (317,837)          -        (444)   (262,472)
Lord Abbett Mid Cap Stock Portfolio Class VC                1.77%          343      (24,469)          -           -     (24,126)
American Funds IS Asset Allocation Fund Class 2             1.52%      347,068     (637,066)          -      (1,685)   (291,683)
American Funds IS Asset Allocation Fund Class 2             1.77%       12,413      (35,612)          -           -     (23,199)
American Funds Asset Allocation Fund Class 3                1.30%       31,453      (86,561)          -        (786)    (55,894)
American Funds Asset Allocation Fund Class 3                1.40%        2,095       (1,105)          -           -         990
American Funds IS Global Growth Fund Class 2                1.52%      327,083   (1,692,037)      5,433      (1,132) (1,360,653)
American Funds IS Global Growth Fund Class 2                1.72%       37,327     (333,105)          -           -    (295,778)
American Funds IS Global Growth Fund Class 2                1.77%       12,938      (86,646)          -           -     (73,708)
American Funds IS Global Growth Fund Class 2                1.97%        4,764      (35,266)          -           -     (30,502)
American Funds Cash Management Fund Class 3                 1.30%      336,574     (443,837)          -      (1,746)   (109,009)
American Funds Cash Management Fund Class 3                 1.40%        7,750       (6,826)          -           -         924
American Funds IS International Fund Class 2                1.30%       28,050     (126,733)          -      (1,744)   (100,427)
American Funds IS International Fund Class 2                1.40%        1,347       (6,173)          -           -      (4,826)
American Funds US Government AAA-Rated
 Securities Fund Class 3                                    1.30%       35,295     (142,268)          -      (1,888)   (108,861)
American Funds US Government AAA-Rated
 Securities Fund Class 3                                    1.40%            6       (8,694)          -           -      (8,688)
Principal Equity Income Account - Class 1                   1.40%       23,101     (497,683)     15,922           -    (458,660)
Principal Equity Income Account - Class 1                   1.55%          160      (45,413)          -           -     (45,253)
Principal Equity Income Account - Class 1                   1.80%        4,007      (13,783)          -           -      (9,776)
Principal Equity Income Account Class 2                     1.52%        2,621      (39,890)          -           -     (37,269)
Principal Equity Income Account Class 2                     1.55%        3,811      (62,669)          -           -     (58,858)
Principal Equity Income Account Class 2                     1.70%           59      (23,410)          -           -     (23,351)
Principal Equity Income Account Class 2                     1.77%          317       (1,549)          -           -      (1,232)
Principal Equity Income Account Class 2                     1.95%          525       (1,061)          -           -        (536)
Principal Equity Income Account Class 2                     2.02%            -           (4)          -           -          (4)
Principal Equity Income Account Class 2                     2.17%            -          (14)          -           -         (14)
Principal LargeCap Blend Account II - Class 1               1.40%       12,961      (54,590)          -         (17)    (41,646)
Principal LargeCap Blend Account II - Class 1               1.55%        1,598      (33,934)          -           -     (32,336)
Principal LargeCap Blend Account II - Class 1               1.80%           39      (16,027)          -           -     (15,988)
Principal LargeCap Blend Account II Class 2                 1.55%          268       (7,923)          -           -      (7,655)
Principal LargeCap Blend Account II Class 2                 1.70%           83         (234)          -           -        (151)
Principal LargeCap Blend Account II Class 2                 1.95%          220         (483)          -           -        (263)
Principal LargeCap Growth Account - Class 1                 1.40%        1,498       (5,727)          -           -      (4,229)
Principal LargeCap Growth Account - Class 1                 1.55%        2,716       (1,727)          -           -         989
Principal LargeCap Growth Account - Class 1                 1.80%           24         (630)          -           -        (606)
Principal LargeCap Growth Account Class 2                   1.55%        1,742       (5,140)          -           -      (3,398)
Principal LargeCap Growth Account Class 2                   1.70%           39         (617)          -           -        (578)
Principal LargeCap Growth Account Class 2                   1.95%          169         (180)          -           -         (11)
Principal Income Account - Class 1                          1.40%       11,107     (190,809)          -         (15)   (179,717)
Principal Income Account - Class 1                          1.55%        3,031      (55,988)          -           -     (52,957)
Principal Income Account - Class 1                          1.80%        1,494       (7,191)          -           -      (5,697)
Principal Income Account Class 2                            1.55%        6,744      (31,918)          -      (2,165)    (27,339)
Principal Income Account Class 2                            1.70%        2,175      (15,065)          -           -     (12,890)
Principal Income Account Class 2                            1.95%        2,325       (1,164)          -           -       1,161
Principal Diversified International
 Account - Class 1                                          1.40%       23,430     (127,806)     19,936           -     (84,440)
Principal Diversified International
 Account - Class 1                                          1.55%        1,504       (1,571)          -           -         (67)
Principal Diversified International
 Account - Class 1                                          1.80%           56          (47)          -           -           9
Principal Diversified International
 Account Class 2                                            1.55%          726       (3,287)          -           -      (2,561)
Principal Diversified International
 Account Class 2                                            1.70%          476         (475)          -           -           1
Principal Diversified International
 Account Class 2                                            1.95%          107           (1)          -           -         106
Principal Money Market Account - Class 1                    1.40%      322,058     (356,135)          -          (9)    (34,086)
Principal Money Market Account - Class 1                    1.55%          243      (41,638)          -           -     (41,395)
Principal Money Market Account - Class 1                    1.80%            -         (230)          -           -        (230)
Principal Money Market Account Class 2                      1.55%       36,656      (45,189)          -        (792)     (9,325)
Principal Money Market Account Class 2                      1.70%      168,369     (197,962)          -           -     (29,593)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
Principal Money Market Account Class 2                      1.95%            1      (13,680)          -           -     (13,679)
Principal Real Estate Securities Account Class 1            1.40%          929      (20,293)          -           -     (19,364)
Principal Real Estate Securities Account Class 1            1.55%           40       (1,938)          -           -      (1,898)
Principal Real Estate Securities Account Class 1            1.80%          383           (7)          -           -         376
Principal Real Estate Securities Account Class 2            1.55%          973         (475)          -           -         498
Principal Real Estate Securities Account Class 2            1.70%          250          (85)          -           -         165
Principal Real Estate Securities Account Class 2            1.95%            -           (3)          -           -          (3)
Principal SAM Balanced Portfolio - Class 1                  1.40%       37,386     (787,019)          -        (116)   (749,749)
Principal SAM Balanced Portfolio - Class 1                  1.52%       11,378      (38,205)          -           -     (26,827)
Principal SAM Balanced Portfolio - Class 1                  1.55%        3,773      (64,726)          -           -     (60,953)
Principal SAM Balanced Portfolio - Class 1                  1.77%        5,054       (9,193)          -           -      (4,139)
Principal SAM Balanced Portfolio - Class 1                  1.80%       12,455      (44,640)          -           -     (32,185)
Principal SAM Balanced Portfolio Class 2                    1.52%      115,709     (282,837)          -         (78)   (167,206)
Principal SAM Balanced Portfolio Class 2                    1.55%       32,763     (219,748)          -        (789)   (187,774)
Principal SAM Balanced Portfolio Class 2                    1.70%       11,867     (101,260)          -           -     (89,393)
Principal SAM Balanced Portfolio Class 2                    1.77%        6,341      (14,344)          -           -      (8,003)
Principal SAM Balanced Portfolio Class 2                    1.95%            6      (14,262)          -           -     (14,256)
Principal SAM Balanced Portfolio Class 2                    2.02%            -           (4)          -           -          (4)
Principal SAM Balanced Portfolio Class 2                    2.17%            -          (12)          -           -         (12)
Principal SAM Conservative Balanced
 Portfolio - Class 1                                        1.40%       80,970     (267,036)          -         (59)   (186,125)
Principal SAM Conservative Balanced
 Portfolio - Class 1                                        1.55%        4,900      (58,749)          -           -     (53,849)
Principal SAM Conservative Balanced
 Portfolio - Class 1                                        1.80%        2,288      (22,883)          -           -     (20,595)
Principal SAM Conservative Balanced
 Portfolio Class 2                                          1.52%          135         (151)          -           -         (16)
Principal SAM Conservative Balanced
 Portfolio Class 2                                          1.55%       43,460      (98,612)          -           -     (55,152)
Principal SAM Conservative Balanced
 Portfolio Class 2                                          1.70%          135      (49,940)          -           -     (49,805)
Principal SAM Conservative Balanced
 Portfolio Class 2                                          1.77%            1           (5)          -           -          (4)
Principal SAM Conservative Balanced
 Portfolio Class 2                                          1.95%          507         (958)          -           -        (451)
Principal SAM Conservative Balanced
 Portfolio Class 2                                          2.02%            -           (5)          -           -          (5)
Principal SAM Conservative Balanced
 Portfolio Class 2                                          2.17%            -          (10)          -           -         (10)
Principal SAM Conservative Growth
 Portfolio - Class 1                                        1.40%       29,204     (201,286)      4,732           -    (167,350)
Principal SAM Conservative Growth
 Portfolio - Class 1                                        1.52%       18,719      (34,863)          -           -     (16,144)
Principal SAM Conservative Growth
 Portfolio - Class 1                                        1.55%        1,164      (80,578)          -           -     (79,414)
Principal SAM Conservative Growth
 Portfolio - Class 1                                        1.77%          150       (3,437)          -           -      (3,287)
Principal SAM Conservative Growth
 Portfolio - Class 1                                        1.80%          604      (34,395)          -           -     (33,791)
Principal SAM Conservative Growth
 Portfolio Class 2                                          1.52%      165,661     (231,017)          -           -     (65,356)
Principal SAM Conservative Growth
 Portfolio Class 2                                          1.55%       21,319      (83,369)          -           -     (62,050)
Principal SAM Conservative Growth
 Portfolio Class 2                                          1.70%           87     (116,693)          -           -    (116,606)
Principal SAM Conservative Growth
 Portfolio Class 2                                          1.77%        2,955       (3,949)          -           -        (994)
Principal SAM Conservative Growth
 Portfolio Class 2                                          1.95%          289       (1,975)          -           -      (1,686)
Principal SAM Conservative Growth
 Portfolio Class 2                                          2.02%            -           (4)          -           -          (4)
Principal SAM Conservative Growth
 Portfolio Class 2                                          2.17%            -          (12)          -           -         (12)
Principal SAM Flexible Income Portfolio - Class 1           1.40%       23,987     (182,916)          -        (235)   (159,164)
Principal SAM Flexible Income Portfolio - Class 1           1.55%          362      (28,537)          -           -     (28,175)
Principal SAM Flexible Income Portfolio - Class 1           1.80%           92       (4,607)          -           -      (4,515)
Principal SAM Flexible Income Portfolio Class 2             1.52%          332       (5,473)          -           -      (5,141)
Principal SAM Flexible Income Portfolio Class 2             1.55%       27,659     (110,846)          -      (1,657)    (84,844)
Principal SAM Flexible Income Portfolio Class 2             1.70%            5      (29,030)          -           -     (29,025)
Principal SAM Flexible Income Portfolio Class 2             1.77%            -           (3)          -           -          (3)
Principal SAM Flexible Income Portfolio Class 2             1.95%        5,792         (915)          -           -       4,877
Principal SAM Flexible Income Portfolio Class 2             2.02%            -           (4)          -           -          (4)
Principal SAM Flexible Income Portfolio Class 2             2.17%            -          (10)          -           -         (10)
Principal SAM Strategic Growth Portfolio - Class 1          1.40%       64,737     (129,946)      4,153           -     (61,056)
Principal SAM Strategic Growth Portfolio - Class 1          1.52%        5,985      (22,054)          -           -     (16,069)
Principal SAM Strategic Growth Portfolio - Class 1          1.55%          877      (14,382)          -           -     (13,505)
Principal SAM Strategic Growth Portfolio - Class 1          1.77%          412       (1,354)          -           -        (942)
Principal SAM Strategic Growth Portfolio - Class 1          1.80%           75       (6,981)          -           -      (6,906)
Principal SAM Strategic Growth Portfolio Class 2            1.52%       14,572      (62,602)          -           -     (48,030)
Principal SAM Strategic Growth Portfolio Class 2            1.55%        3,787      (72,658)          -           -     (68,871)
Principal SAM Strategic Growth Portfolio Class 2            1.70%           27      (46,624)          -           -     (46,597)
Principal SAM Strategic Growth Portfolio Class 2            1.77%        2,112       (1,636)          -           -         476
Principal SAM Strategic Growth Portfolio Class 2            1.95%           17       (4,752)          -           -      (4,735)
Principal SAM Strategic Growth Portfolio Class 2            2.02%            -           (6)          -           -          (6)
Principal SAM Strategic Growth Portfolio Class 2            2.17%            -          (12)          -           -         (12)
Principal Short-Term Income Account - Class 1               1.40%       36,484      (81,634)          -         (29)    (45,179)
Principal Short-Term Income Account - Class 1               1.55%        1,840      (12,784)          -           -     (10,944)
Principal Short-Term Income Account - Class 1               1.80%            5     (100,833)          -           -    (100,828)
Principal Short-Term Income Account Class 2                 1.55%          187      (55,975)          -           -     (55,788)
Principal Short-Term Income Account Class 2                 1.70%          419         (880)          -           -        (461)
Principal Short-Term Income Account Class 2                 1.95%            -         (687)          -           -        (687)
Principal SmallCap Growth Account II - Class 1              1.40%        4,448      (11,059)          -          (7)     (6,618)
Principal SmallCap Growth Account II - Class 1              1.55%        2,778       (4,302)          -           -      (1,524)
Principal SmallCap Growth Account II - Class 1              1.80%            2       (4,267)          -           -      (4,265)
Principal SmallCap Growth Account II Class 2                1.55%        1,070       (5,910)          -           -      (4,840)
Principal SmallCap Growth Account II Class 2                1.70%           26       (1,026)          -           -      (1,000)
Principal SmallCap Growth Account II Class 2                1.95%           85           (2)          -           -          83
Principal SmallCap Value Account I Class 1                  1.40%        2,410       (5,030)          -           -      (2,620)
Principal SmallCap Value Account I Class 1                  1.55%            -         (258)          -           -        (258)
Principal SmallCap Value Account I Class 1                  1.80%            -           (3)          -           -          (3)
Principal SmallCap Value Account I Class 2                  1.55%          620         (675)          -           -         (55)
Principal SmallCap Value Account I Class 2                  1.70%            1         (306)          -           -        (305)
Principal SmallCap Value Account I Class 2                  1.95%            -          (10)          -           -         (10)
Principal Government & High Quality
 Bond Account - Class 1                                     1.40%       40,215     (144,225)          -         (29)   (104,039)
Principal Government & High Quality
 Bond Account - Class 1                                     1.55%           43      (12,885)          -           -     (12,842)
Principal Government & High Quality
 Bond Account - Class 1                                     1.80%          251       (2,128)          -           -      (1,877)
Principal Government & High Quality
 Bond Class 2                                               1.55%          861      (13,794)          -           -     (12,933)
Principal Government & High Quality
 Bond Class 2                                               1.70%            4       (3,468)          -           -      (3,464)
Principal Government & High Quality
 Bond Class 2                                               1.95%          557       (5,190)          -           -      (4,633)
Principal Capital Appreciation Account - Class 1            1.40%       16,999     (241,835)     12,954           -    (211,882)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
Principal Capital Appreciation Account - Class 1            1.55%          142      (20,790)          -           -     (20,648)
Principal Capital Appreciation Account - Class 1            1.80%          125      (21,967)          -           -     (21,842)
Principal PVC Principal Capital
 Appreciation Account Class 2                               1.55%        1,080      (12,065)          -           -     (10,985)
Principal PVC Principal Capital
 Appreciation Account Class 2                               1.70%            1       (6,580)          -           -      (6,579)
Principal PVC Principal Capital
 Appreciation Account Class 2                               1.95%          420         (277)          -           -         143
Principal  PVC MidCap Blend Acct Class 1                    1.40%        1,540      (45,960)          -          (6)    (44,426)
Principal  PVC MidCap Blend Acct Class 1                    1.55%           35       (2,475)          -           -      (2,440)
Principal  PVC MidCap Blend Acct Class 1                    1.80%        1,306      (12,761)          -           -     (11,455)
Principal PVC MidCap Blend Acct Class 2                     1.55%            2       (4,554)          -           -      (4,552)
Principal PVC MidCap Blend Acct Class 2                     1.70%            -          (84)          -           -         (84)
Principal PVC MidCap Blend Acct Class 2                     1.95%           99         (528)          -           -        (429)
Columbia VP Income Opportunities Fund Class 1               1.52%       44,847     (125,060)          -         (40)    (80,253)
Columbia VP Income Opportunities Fund Class 1               1.72%       17,833      (46,428)          -           -     (28,595)
Columbia VP Income Opportunities Fund Class 1               1.77%       10,823      (36,977)          -           -     (26,154)
Columbia VP Income Opportunities Fund Class 1               1.97%        1,644       (2,811)          -           -      (1,167)
Columbia VP Income Opportunities Fund Class 1               2.02%           34         (630)          -           -        (596)
Columbia VP Income Opportunities Fund Class 1               2.17%          314           (8)          -           -         306
Columbia VP Asset Allocation Fund Class 1                   1.52%          127       (1,361)          -           -      (1,234)
Columbia VP Asset Allocation Fund Class 1                   1.77%            3         (123)          -           -        (120)
Columbia VP Asset Allocation Fund Class 1                   2.02%            -          (11)          -           -         (11)
Columbia VP -Dividend Opportunity Fund Class 1              1.52%        2,994      (42,676)          -           -     (39,682)
Columbia VP -Dividend Opportunity Fund Class 1              1.77%          209       (2,858)          -           -      (2,649)
Columbia VP -Dividend Opportunity Fund Class 1              2.02%            -          (12)          -           -         (12)
Columbia VP Mid Cap Growth Opportunity
 Fund Class 1                                               1.52%           62      (11,324)          -           -     (11,262)
Columbia VP Mid Cap Growth Opportunity
 Fund Class 1                                               1.77%           52         (557)          -           -        (505)
Columbia VP Mid Cap Growth Opportunity
 Fund Class 1                                               2.02%            -          (16)          -           -         (16)
Columbia VP Small Company Growth Fund Class 1               1.52%          161      (29,274)          -           -     (29,113)
Columbia VP Small Company Growth Fund Class 1               1.77%            7       (2,233)          -           -      (2,226)
Columbia VP Small Company Growth Fund Class 1               2.02%            -          (13)          -           -         (13)
Invesco VI American Franchise Fund Series II                1.15%        7,388      (15,873)          -           -      (8,485)
Invesco VI American Franchise Fund Series II                1.30%       14,142      (28,536)          -           -     (14,394)
Invesco VI American Franchise Fund Series II                1.40%            1       (1,510)          -           -      (1,509)
Invesco VI American Franchise Fund Series II                1.52%       52,223     (276,692)        471        (170)   (224,168)
Invesco VI American Franchise Fund Series II                1.55%       10,344      (11,970)          -           -      (1,626)
Invesco VI American Franchise Fund Series II                1.65%       12,899      (19,836)          -           -      (6,937)
Invesco VI American Franchise Fund Series II                1.72%        1,471      (42,314)          -           -     (40,843)
Invesco VI American Franchise Fund Series II                1.77%        8,445      (42,172)          -           -     (33,727)
Invesco VI American Franchise Fund Series II                1.80%          825         (188)          -           -         637
Invesco VI American Franchise Fund Series II                1.90%        5,125       (7,172)          -           -      (2,047)
Invesco VI American Franchise Fund Series II                1.95%            -         (623)          -           -        (623)
Invesco VI American Franchise Fund Series II                1.97%            4       (4,785)          -           -      (4,781)
Invesco VI American Franchise Fund Series II                2.02%            -         (449)          -           -        (449)
Invesco VI American Franchise Fund Series II                2.05%            -          (76)          -           -         (76)
Invesco VI American Franchise Fund Series II                2.15%            -          (64)          -           -         (64)
Invesco VI American Franchise Fund Series II                2.17%            -          (15)          -           -         (15)
Invesco VI American Franchise Fund Series II                2.30%            -         (115)          -           -        (115)
Invesco VI Comstock Fund Series II                          1.15%      110,356     (204,590)        319           -     (93,915)
Invesco VI Comstock Fund Series II                          1.30%      490,102     (744,349)          -           -    (254,247)
Invesco VI Comstock Fund Series II                          1.40%       30,594      (42,236)          -           -     (11,642)
Invesco VI Comstock Fund Series II                          1.52%      913,572   (3,024,038)         44        (729) (2,111,151)
Invesco VI Comstock Fund Series II                          1.55%      210,022     (349,791)          -           -    (139,769)
Invesco VI Comstock Fund Series II                          1.65%      332,490     (496,972)          -           -    (164,482)
Invesco VI Comstock Fund Series II                          1.70%          334       (6,732)          -           -      (6,398)
Invesco VI Comstock Fund Series II                          1.72%       87,483     (184,024)          -           -     (96,541)
Invesco VI Comstock Fund Series II                          1.77%      158,465     (722,022)          -           -    (563,557)
Invesco VI Comstock Fund Series II                          1.80%       22,448      (21,338)          -           -       1,110
Invesco VI Comstock Fund Series II                          1.90%      218,074     (297,431)          -           -     (79,357)
Invesco VI Comstock Fund Series II                          1.95%        7,109      (14,505)          -           -      (7,396)
Invesco VI Comstock Fund Series II                          1.97%        2,966      (15,802)          -           -     (12,836)
Invesco VI Comstock Fund Series II                          2.02%        1,587      (12,693)          -           -     (11,106)
Invesco VI Comstock Fund Series II                          2.05%            6          (97)          -           -         (91)
Invesco VI Comstock Fund Series II                          2.15%       24,517      (15,856)          -           -       8,661
Invesco VI Comstock Fund Series II                          2.17%        2,410       (6,111)          -           -      (3,701)
Invesco VI Comstock Fund Series II                          2.30%        4,715       (9,027)          -           -      (4,312)
Invesco VI Growth and Income Fund Series II                 1.15%      174,666     (204,253)        482           -     (29,105)
Invesco VI Growth and Income Fund Series II                 1.30%      454,517     (855,958)          -           -    (401,441)
Invesco VI Growth and Income Fund Series II                 1.40%       82,183      (64,408)          -           -      17,775
Invesco VI Growth and Income Fund Series II                 1.52%      819,059   (4,374,909)      5,654        (672) (3,550,868)
Invesco VI Growth and Income Fund Series II                 1.55%      258,908     (393,593)          -           -    (134,685)
Invesco VI Growth and Income Fund Series II                 1.65%      308,208     (578,643)          -        (226)   (270,661)
Invesco VI Growth and Income Fund Series II                 1.72%      138,588     (431,000)          -           -    (292,412)
Invesco VI Growth and Income Fund Series II                 1.77%      166,053   (1,073,115)          -           -    (907,062)
Invesco VI Growth and Income Fund Series II                 1.80%       25,849      (24,568)          -           -       1,281
Invesco VI Growth and Income Fund Series II                 1.90%      257,072     (399,624)          -           -    (142,552)
Invesco VI Growth and Income Fund Series II                 1.95%        7,800      (15,852)          -           -      (8,052)
Invesco VI Growth and Income Fund Series II                 1.97%       10,975      (48,643)          -           -     (37,668)
Invesco VI Growth and Income Fund Series II                 2.02%        1,433      (15,343)          -           -     (13,910)
Invesco VI Growth and Income Fund Series II                 2.05%            6          (47)          -           -         (41)
Invesco VI Growth and Income Fund Series II                 2.15%       18,543      (13,449)          -           -       5,094
Invesco VI Growth and Income Fund Series II                 2.17%        3,093       (6,339)          -           -      (3,246)
Invesco VI Growth and Income Fund Series II                 2.30%        1,316      (11,819)          -           -     (10,503)
Franklin Income Securities Fund Class 2                     1.15%      139,504      (80,895)          -           -      58,609
Franklin Income Securities Fund Class 2                     1.30%      351,569     (318,364)          -           -      33,205
Franklin Income Securities Fund Class 2                     1.40%       95,231      (30,266)          -           -      64,965
Franklin Income Securities Fund Class 2                     1.52%      393,285     (757,790)          -           -    (364,505)
Franklin Income Securities Fund Class 2                     1.55%      542,775     (187,586)          -           -     355,189
Franklin Income Securities Fund Class 2                     1.65%      478,833     (245,051)          -           -     233,782
Franklin Income Securities Fund Class 2                     1.77%      170,702     (210,154)          -           -     (39,452)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
Franklin Income Securities Fund Class 2                     1.80%       63,911       (4,705)          -           -      59,206
Franklin Income Securities Fund Class 2                     1.90%      330,597     (101,795)          -           -     228,802
Franklin Income Securities Fund Class 2                     1.95%        4,201         (941)          -           -       3,260
Franklin Income Securities Fund Class 2                     2.02%        1,685       (1,321)          -           -         364
Franklin Income Securities Fund Class 2                     2.05%            -         (110)          -           -        (110)
Franklin Income Securities Fund Class 2                     2.15%       26,591      (14,346)          -           -      12,245
Franklin Income Securities Fund Class 2                     2.17%        6,359      (10,610)          -           -      (4,251)
Franklin Income Securities Fund Class 2                     2.30%          169       (9,477)          -           -      (9,308)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.15%       57,083       (8,895)          -           -      48,188
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.30%      140,278      (78,798)          -           -      61,480
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.40%        3,333       (5,502)          -           -      (2,169)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.52%      315,358     (580,316)          -           -    (264,958)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.55%       72,694      (49,380)          -           -      23,314
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.65%      152,363     (117,406)          -           -      34,957
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.77%       40,831     (124,358)          -           -     (83,527)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.80%        3,879       (1,680)          -           -       2,199
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.90%       66,398      (29,411)          -           -      36,987
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   1.95%        4,184         (393)          -           -       3,791
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   2.02%        9,482       (9,919)          -           -        (437)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   2.05%            -          (32)          -           -         (32)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   2.15%        7,023         (903)          -           -       6,120
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   2.17%            1         (257)          -           -        (256)
Franklin Templeton VIP Founding Funds
 Allocations Fund Class 2                                   2.30%            1         (446)          -           -        (445)
Columbia VP Marsico Focused Equities
 Fund Class 1                                               1.52%       56,580     (319,083)          -         (96)   (262,599)
Columbia VP Marsico Focused Equities
 Fund Class 1                                               1.72%       17,312     (158,465)          -           -    (141,153)
Columbia VP Marsico Focused Equities
 Fund Class 1                                               1.77%        2,739      (52,911)          -           -     (50,172)
Columbia VP Marsico Focused Equities
 Fund Class 1                                               1.97%           94      (18,914)          -           -     (18,820)
Columbia VP Marsico Focused Equities
 Fund Class 1                                               2.02%          196         (229)          -           -         (33)
Columbia VP Marsico Focused Equities
 Fund Class 1                                               2.17%            2          (32)          -           -         (30)
Columbia VP Marsico 21st Century
 Fund Class 1                                               1.52%           57      (18,771)          -           -     (18,714)
Columbia VP Marsico 21st Century
 Fund Class 1                                               1.77%            1         (899)          -           -        (898)
Columbia VP Marsico 21st Century
 Fund Class 1                                               2.02%            -          (10)          -           -         (10)
Columbia VP Marsico Growth Fund Class 1                     1.52%        1,786      (38,455)          -           -     (36,669)
Columbia VP Marsico Growth Fund Class 1                     1.77%           19       (1,880)          -           -      (1,861)
Columbia VP Marsico Growth Fund Class 1                     2.02%            -          (13)          -           -         (13)
Columbia VP Marsico International
 Opportunities Fund Class 2                                 1.52%        3,101      (35,710)          -           -     (32,609)
Columbia VP Marsico International
 Opportunities Fund Class 2                                 1.77%          138       (1,797)          -           -      (1,659)
Columbia VP Marsico International
 Opportunities Fund Class 2                                 2.02%            -           (8)          -           -          (8)
Sterling Capital Select Equity VIF                          1.52%        3,093      (16,211)          -           -     (13,118)
Sterling Capital Select Equity VIF                          1.72%          391       (1,231)          -           -        (840)
Sterling Capital Select Equity VIF                          1.77%          712       (4,681)          -           -      (3,969)
Sterling Capital Select Equity VIF                          1.97%            -           (1)          -           -          (1)
Sterling Capital Select Equity VIF                          2.02%            -          (46)          -           -         (46)
Sterling Capital Select Equity VIF                          2.17%            -          (27)          -           -         (27)
Sterling Capital Special Opportunities VIF                  1.52%       14,393     (122,392)          -           -    (107,999)
Sterling Capital Special Opportunities VIF                  1.72%        5,187      (35,722)          -           -     (30,535)
Sterling Capital Special Opportunities VIF                  1.77%        5,235      (40,230)          -           -     (34,995)
Sterling Capital Special Opportunities VIF                  1.97%            -            -           -           -           -
Sterling Capital Special Opportunities VIF                  2.02%            -       (3,012)          -           -      (3,012)
Sterling Capital Special Opportunities VIF                  2.17%            -          (14)          -           -         (14)
Sterling Capital Strategic Allocation Equity VIF            1.77%        3,009     (147,799)          -           -    (144,790)
Sterling Capital Total Return Bond VIF                      1.52%       55,729     (111,763)          -           -     (56,034)
Sterling Capital Total Return Bond VIF                      1.72%        2,672      (10,672)          -           -      (8,000)
Sterling Capital Total Return Bond VIF                      1.77%        8,372      (13,029)          -           -      (4,657)
Sterling Capital Total Return Bond VIF                      1.97%            -           (1)          -           -          (1)
Sterling Capital Total Return Bond VIF                      2.02%            -          (27)          -           -         (27)
Sterling Capital Total Return Bond VIF                      2.17%            -          (19)          -           -         (19)
Anchor Series Trust Growth Portfolio - Class 1              1.52%       39,126     (344,726)      1,453        (239)   (304,386)
Anchor Series Trust Growth Portfolio - Class 1              1.77%          882       (4,893)          -           -      (4,011)
AST Growth Portfolio Class 2                                1.52%        8,605     (141,970)         76         (12)   (133,301)
AST Growth Portfolio Class 2                                1.72%        1,003       (1,254)          -           -        (251)
AST Growth Portfolio Class 2                                1.77%        2,667      (15,331)          -           -     (12,664)
AST Growth Portfolio Class 2                                1.97%           14          (10)          -           -           4
AST Growth Portfolio Class 3                                1.15%       41,461      (55,900)          -      (2,402)    (16,841)
AST Growth Portfolio Class 3                                1.30%       29,746      (38,816)          -           -      (9,070)
AST Growth Portfolio Class 3                                1.40%       28,994       (5,913)          -           -      23,081
AST Growth Portfolio Class 3                                1.52%       37,524     (518,207)        861           -    (479,822)
AST Growth Portfolio Class 3                                1.55%       19,202      (11,767)          -           -       7,435
AST Growth Portfolio Class 3                                1.65%       23,404      (22,083)        103           -       1,424
AST Growth Portfolio Class 3                                1.72%        5,102      (92,589)          -           -     (87,487)
AST Growth Portfolio Class 3                                1.77%        6,553      (87,157)          -           -     (80,604)
AST Growth Portfolio Class 3                                1.80%        9,763       (2,747)          -           -       7,016
AST Growth Portfolio Class 3                                1.90%       51,219      (57,044)          -           -      (5,825)
AST Growth Portfolio Class 3                                1.95%            1       (1,803)          -           -      (1,802)
AST Growth Portfolio Class 3                                1.97%          455       (9,337)          -           -      (8,882)
AST Growth Portfolio Class 3                                2.02%            2       (1,075)          -           -      (1,073)
AST Growth Portfolio Class 3                                2.05%            -          (10)          -           -         (10)
AST Growth Portfolio Class 3                                2.15%            2       (2,026)          -           -      (2,024)
AST Growth Portfolio Class 3                                2.17%            -           (4)          -           -          (4)
AST Growth Portfolio Class 3                                2.30%            -          (14)          -           -         (14)
Anchor Series Trust Government and Quality
 Bond Portfolio - Class 1                                   1.52%      323,588   (1,203,576)          -      (3,268)   (883,256)
Anchor Series Trust Government and Quality
 Bond Portfolio - Class 1                                   1.77%        6,785      (30,897)          -           -     (24,112)
AST Government and Quality Bond
 Portfolio Class 2                                          1.52%      144,872     (472,433)      1,691        (687)   (326,557)
AST Government and Quality Bond
 Portfolio Class 2                                          1.72%        4,289      (10,311)          -           -      (6,022)
AST Government and Quality Bond
 Portfolio Class 2                                          1.77%       81,442      (97,870)          -           -     (16,428)
AST Government and Quality Bond
 Portfolio Class 2                                          1.97%        2,044       (1,342)          -           -         702
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.15%      467,821     (275,000)          -        (839)    191,982
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.30%    1,603,137     (782,225)          -           -     820,912

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.40%      115,186      (55,997)          -           -      59,189
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.52%    2,400,676   (3,324,478)      6,356           -    (917,446)
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.55%      737,312     (400,457)          -           -     336,855
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.65%    1,108,385     (627,143)         21           -     481,263
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.72%      300,853     (774,156)          -           -    (473,303)
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.77%      749,867     (805,824)          -           -     (55,957)
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.80%       82,091      (28,834)          -           -      53,257
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.90%      935,941     (736,830)          -           -     199,111
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.95%       20,541      (19,082)          -           -       1,459
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           1.97%       23,801     (152,324)          -           -    (128,523)
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           2.02%       18,000      (75,488)          -           -     (57,488)
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           2.05%           33           (2)          -           -          31
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           2.15%       45,089      (17,685)          -           -      27,404
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           2.17%        6,698      (10,693)          -           -      (3,995)
Anchor Series Trust Government and
 Quality Bond Portfolio - Class 3                           2.30%        5,532       (7,795)          -           -      (2,263)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 1                                        1.52%       88,111     (771,268)          -      (3,821)   (686,978)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 1                                        1.77%          703      (43,764)          -           -     (43,061)
AST Capital Appreciation Portfolio Class 2                  1.40%        1,847      (19,523)          -           -     (17,676)
AST Capital Appreciation Portfolio Class 2                  1.52%       20,632     (143,314)          -        (131)   (122,813)
AST Capital Appreciation Portfolio Class 2                  1.55%          321      (10,662)          -           -     (10,341)
AST Capital Appreciation Portfolio Class 2                  1.70%           33       (1,398)          -           -      (1,365)
AST Capital Appreciation Portfolio Class 2                  1.72%           12       (1,163)          -           -      (1,151)
AST Capital Appreciation Portfolio Class 2                  1.77%        2,955      (16,588)          -           -     (13,633)
AST Capital Appreciation Portfolio Class 2                  1.80%            1       (1,300)          -           -      (1,299)
AST Capital Appreciation Portfolio Class 2                  1.95%            -          (34)          -           -         (34)
AST Capital Appreciation Portfolio Class 2                  1.97%           21         (892)          -           -        (871)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.15%      201,997     (173,192)          -      (1,771)     27,034
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.30%      381,338     (531,881)          -           -    (150,543)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.40%       60,283      (34,887)          -           -      25,396
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.52%      157,763     (980,688)        669         (39)   (822,295)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.55%      267,307     (204,856)          -           -      62,451
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.65%      331,911     (338,772)          -           -      (6,861)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.72%       17,886     (177,492)          -           -    (159,606)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.77%       35,703     (181,489)          -           -    (145,786)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.80%       19,031      (14,167)          -           -       4,864
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.90%      203,340     (188,633)          -           -      14,707
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.95%        4,839       (7,085)          -           -      (2,246)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        1.97%        2,642      (16,737)          -           -     (14,095)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        2.02%          907      (16,993)          -           -     (16,086)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        2.05%            -         (192)          -           -        (192)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        2.15%       40,090       (8,765)          -           -      31,325
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        2.17%          282         (919)          -           -        (637)
Anchor Series Trust Capital Appreciation
 Portfolio - Class 3                                        2.30%          468       (3,931)          -           -      (3,463)
Anchor Series Trust Natural Resources
 Portfolio - Class 1                                        1.52%       39,516     (221,466)          -        (890)   (182,840)
Anchor Series Trust Natural Resources
 Portfolio - Class 1                                        1.77%          500       (4,591)          -           -      (4,091)
AST Natural Resources Portfolio Class 2                     1.52%       17,090      (44,282)          -        (109)    (27,301)
AST Natural Resources Portfolio Class 2                     1.72%        1,028         (397)          -           -         631
AST Natural Resources Portfolio Class 2                     1.77%        6,517      (11,529)          -           -      (5,012)
AST Natural Resources Portfolio Class 2                     1.97%          128         (335)          -           -        (207)
AST Natural Resources Portfolio Class 3                     1.15%       89,151      (68,355)        805           -      21,601
AST Natural Resources Portfolio Class 3                     1.30%      155,856     (136,885)          -           -      18,971
AST Natural Resources Portfolio Class 3                     1.40%       48,422      (21,540)          -           -      26,882
AST Natural Resources Portfolio Class 3                     1.52%      139,873     (376,314)        707         (13)   (235,747)
AST Natural Resources Portfolio Class 3                     1.55%      138,580     (108,188)          -           -      30,392
AST Natural Resources Portfolio Class 3                     1.65%      142,892     (108,254)          -           -      34,638
AST Natural Resources Portfolio Class 3                     1.72%       17,941      (63,238)          -           -     (45,297)
AST Natural Resources Portfolio Class 3                     1.77%       38,242      (83,786)          -           -     (45,544)
AST Natural Resources Portfolio Class 3                     1.80%       12,649       (2,252)          -           -      10,397
AST Natural Resources Portfolio Class 3                     1.90%      123,014     (104,083)          -           -      18,931
AST Natural Resources Portfolio Class 3                     1.95%      102,229     (151,578)          -           -     (49,349)
AST Natural Resources Portfolio Class 3                     1.97%        1,636       (2,306)          -           -        (670)
AST Natural Resources Portfolio Class 3                     2.02%        3,564      (10,038)          -           -      (6,474)
AST Natural Resources Portfolio Class 3                     2.05%          391          (69)          -           -         322
AST Natural Resources Portfolio Class 3                     2.15%       23,370       (3,479)          -           -      19,891
AST Natural Resources Portfolio Class 3                     2.17%          194         (328)          -           -        (134)
AST Natural Resources Portfolio Class 3                     2.30%          928       (4,877)          -           -      (3,949)
SAST Small Company Value Portfolio Class 3                  1.15%       38,818      (84,584)        161           -     (45,605)
SAST Small Company Value Portfolio Class 3                  1.30%      183,010     (465,057)          -           -    (282,047)
SAST Small Company Value Portfolio Class 3                  1.40%       17,521      (31,812)          -           -     (14,291)
SAST Small Company Value Portfolio Class 3                  1.52%      361,693   (1,817,460)        700         (93) (1,455,160)
SAST Small Company Value Portfolio Class 3                  1.55%       98,645     (191,720)          -           -     (93,075)
SAST Small Company Value Portfolio Class 3                  1.65%      120,756     (291,531)          -         (85)   (170,860)
SAST Small Company Value Portfolio Class 3                  1.72%       28,425     (128,102)          -           -     (99,677)
SAST Small Company Value Portfolio Class 3                  1.77%       70,933     (640,350)          -           -    (569,417)
SAST Small Company Value Portfolio Class 3                  1.80%        7,010      (11,646)          -           -      (4,636)
SAST Small Company Value Portfolio Class 3                  1.90%       72,338     (199,477)          -           -    (127,139)
SAST Small Company Value Portfolio Class 3                  1.95%        1,160      (11,794)          -           -     (10,634)
SAST Small Company Value Portfolio Class 3                  1.97%        2,264       (3,873)          -           -      (1,609)
SAST Small Company Value Portfolio Class 3                  2.02%          210      (19,584)          -           -     (19,374)
SAST Small Company Value Portfolio Class 3                  2.05%            -          (32)          -           -         (32)
SAST Small Company Value Portfolio Class 3                  2.15%       10,814       (5,036)          -           -       5,778
SAST Small Company Value Portfolio Class 3                  2.17%        1,708       (4,855)          -           -      (3,147)
SAST Small Company Value Portfolio Class 3                  2.30%        2,236       (6,072)          -           -      (3,836)
SunAmerica Mid-Cap Growth Portfolio - Class 1               1.52%      174,861     (539,194)        362        (322)   (364,293)
SunAmerica Mid-Cap Growth Portfolio - Class 1               1.77%        1,141     (101,973)          -           -    (100,832)
SAST Mid-Cap Growth Portfolio Class 2                       1.40%        2,047      (10,137)          -          (6)     (8,096)
SAST Mid-Cap Growth Portfolio Class 2                       1.52%       25,933     (211,799)        245           -    (185,621)
SAST Mid-Cap Growth Portfolio Class 2                       1.55%        1,540       (3,785)          -           -      (2,245)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST Mid-Cap Growth Portfolio Class 2                       1.70%          109       (1,492)          -           -      (1,383)
SAST Mid-Cap Growth Portfolio Class 2                       1.72%           32       (4,262)          -           -      (4,230)
SAST Mid-Cap Growth Portfolio Class 2                       1.77%        4,240      (17,137)          -           -     (12,897)
SAST Mid-Cap Growth Portfolio Class 2                       1.80%            -         (778)          -           -        (778)
SAST Mid-Cap Growth Portfolio Class 2                       1.95%            -         (205)          -           -        (205)
SAST Mid-Cap Growth Portfolio Class 2                       1.97%          178       (1,289)          -           -      (1,111)
SAST Mid-Cap Growth Portfolio Class 3                       1.15%       38,715      (47,105)          -        (138)     (8,528)
SAST Mid-Cap Growth Portfolio Class 3                       1.30%      121,453     (217,359)          -           -     (95,906)
SAST Mid-Cap Growth Portfolio Class 3                       1.40%       18,189      (15,752)          -           -       2,437
SAST Mid-Cap Growth Portfolio Class 3                       1.52%      279,568   (1,141,605)      2,273        (189)   (859,953)
SAST Mid-Cap Growth Portfolio Class 3                       1.55%       60,421      (95,486)          -           -     (35,065)
SAST Mid-Cap Growth Portfolio Class 3                       1.65%      108,073     (152,923)          -           -     (44,850)
SAST Mid-Cap Growth Portfolio Class 3                       1.72%      100,874     (151,665)          -           -     (50,791)
SAST Mid-Cap Growth Portfolio Class 3                       1.77%       42,448     (235,493)          -           -    (193,045)
SAST Mid-Cap Growth Portfolio Class 3                       1.80%        7,748       (7,610)          -           -         138
SAST Mid-Cap Growth Portfolio Class 3                       1.90%       67,774      (87,643)          -           -     (19,869)
SAST Mid-Cap Growth Portfolio Class 3                       1.95%        2,202       (4,688)          -           -      (2,486)
SAST Mid-Cap Growth Portfolio Class 3                       1.97%        6,987      (17,975)          -           -     (10,988)
SAST Mid-Cap Growth Portfolio Class 3                       2.02%           80       (3,252)          -           -      (3,172)
SAST Mid-Cap Growth Portfolio Class 3                       2.05%            -          (27)          -           -         (27)
SAST Mid-Cap Growth Portfolio Class 3                       2.15%       11,163       (2,052)          -           -       9,111
SAST Mid-Cap Growth Portfolio Class 3                       2.17%          684       (2,963)          -           -      (2,279)
SAST Mid-Cap Growth Portfolio Class 3                       2.30%          186       (3,854)          -           -      (3,668)
SunAmerica Capital Growth Portfolio - Class 1               1.52%       35,181     (135,651)          -        (735)   (101,205)
SunAmerica Capital Growth Portfolio - Class 1               1.77%           34      (14,077)          -           -     (14,043)
SAST Capital Growth Portfolio Class 2                       1.52%        1,919      (50,155)          -           -     (48,236)
SAST Capital Growth Portfolio Class 2                       1.72%           11       (1,766)          -           -      (1,755)
SAST Capital Growth Portfolio Class 2                       1.77%          675       (2,000)          -           -      (1,325)
SAST Capital Growth Portfolio Class 2                       1.97%           11          (41)          -           -         (30)
SAST Capital Growth Portfolio Class 3                       1.15%        3,260      (13,685)          -           -     (10,425)
SAST Capital Growth Portfolio Class 3                       1.30%       12,208       (4,863)          -           -       7,345
SAST Capital Growth Portfolio Class 3                       1.40%        3,238       (4,481)          -           -      (1,243)
SAST Capital Growth Portfolio Class 3                       1.52%       67,490     (582,142)          -         (28)   (514,680)
SAST Capital Growth Portfolio Class 3                       1.55%       11,432       (4,761)          -           -       6,671
SAST Capital Growth Portfolio Class 3                       1.65%       11,104      (14,728)          -        (142)     (3,766)
SAST Capital Growth Portfolio Class 3                       1.72%        8,566      (93,764)          -           -     (85,198)
SAST Capital Growth Portfolio Class 3                       1.77%       25,781     (232,528)          -           -    (206,747)
SAST Capital Growth Portfolio Class 3                       1.80%        1,334       (3,138)          -           -      (1,804)
SAST Capital Growth Portfolio Class 3                       1.90%        5,280      (36,757)          -           -     (31,477)
SAST Capital Growth Portfolio Class 3                       1.95%        2,376       (2,856)          -           -        (480)
SAST Capital Growth Portfolio Class 3                       1.97%          146       (2,612)          -           -      (2,466)
SAST Capital Growth Portfolio Class 3                       2.02%          181       (6,031)          -           -      (5,850)
SAST Capital Growth Portfolio Class 3                       2.05%            -          (26)          -           -         (26)
SAST Capital Growth Portfolio Class 3                       2.15%            1          (12)          -           -         (11)
SAST Capital Growth Portfolio Class 3                       2.17%            -          (19)          -           -         (19)
SAST Capital Growth Portfolio Class 3                       2.30%            -       (1,727)          -           -      (1,727)
SunAmerica Blue Chip Growth
 Portfolio - Class 1                                        1.52%       93,825     (241,567)        840        (992)   (147,894)
SunAmerica Blue Chip Growth
 Portfolio - Class 1                                        1.77%           17      (10,108)          -           -     (10,091)
SAST Blue Chip Growth Portfolio Class 2                     1.52%       14,728      (90,980)          -           -     (76,252)
SAST Blue Chip Growth Portfolio Class 2                     1.72%            1       (4,528)          -           -      (4,527)
SAST Blue Chip Growth Portfolio Class 2                     1.77%          113      (13,784)          -           -     (13,671)
SAST Blue Chip Growth Portfolio Class 2                     1.97%            -       (1,385)          -           -      (1,385)
SAST Blue Chip Growth Portfolio Class 3                     1.15%       44,817      (36,586)          -        (177)      8,054
SAST Blue Chip Growth Portfolio Class 3                     1.30%      123,419     (256,005)          -           -    (132,586)
SAST Blue Chip Growth Portfolio Class 3                     1.40%       16,468      (14,500)          -           -       1,968
SAST Blue Chip Growth Portfolio Class 3                     1.52%      295,170     (972,741)          -           -    (677,571)
SAST Blue Chip Growth Portfolio Class 3                     1.55%      106,251     (133,302)          -           -     (27,051)
SAST Blue Chip Growth Portfolio Class 3                     1.65%       64,455     (127,791)          -           -     (63,336)
SAST Blue Chip Growth Portfolio Class 3                     1.72%       33,069      (65,915)          -           -     (32,846)
SAST Blue Chip Growth Portfolio Class 3                     1.77%      127,426     (307,798)          -           -    (180,372)
SAST Blue Chip Growth Portfolio Class 3                     1.80%       17,382      (11,592)          -           -       5,790
SAST Blue Chip Growth Portfolio Class 3                     1.90%       44,038      (90,404)          -           -     (46,366)
SAST Blue Chip Growth Portfolio Class 3                     1.95%        3,112       (4,268)          -           -      (1,156)
SAST Blue Chip Growth Portfolio Class 3                     1.97%        2,151       (1,743)          -           -         408
SAST Blue Chip Growth Portfolio Class 3                     2.02%          243      (12,168)          -           -     (11,925)
SAST Blue Chip Growth Portfolio Class 3                     2.05%            -         (105)          -           -        (105)
SAST Blue Chip Growth Portfolio Class 3                     2.15%       30,485       (4,210)          -           -      26,275
SAST Blue Chip Growth Portfolio Class 3                     2.17%        2,385       (4,409)          -           -      (2,024)
SAST Blue Chip Growth Portfolio Class 3                     2.30%        7,806       (2,858)          -           -       4,948
SunAmerica Growth Opportunities
 Portfolio - Class 1                                        1.52%      189,877     (428,113)          -      (1,007)   (239,243)
SunAmerica Growth Opportunities
 Portfolio - Class 1                                        1.77%        1,649       (5,667)          -           -      (4,018)
SAST Growth Opportunities Portfolio Class 2                 1.52%       32,190     (153,390)          -           -    (121,200)
SAST Growth Opportunities Portfolio Class 2                 1.72%            6       (3,984)          -           -      (3,978)
SAST Growth Opportunities Portfolio Class 2                 1.77%        1,319      (21,516)          -           -     (20,197)
SAST Growth Opportunities Portfolio Class 2                 1.97%            -         (981)          -           -        (981)
SAST Growth Opportunities Portfolio Class 3                 1.15%       32,050      (76,257)        143           -     (44,064)
SAST Growth Opportunities Portfolio Class 3                 1.30%      129,096     (437,441)          -           -    (308,345)
SAST Growth Opportunities Portfolio Class 3                 1.40%       35,810      (24,422)          -           -      11,388
SAST Growth Opportunities Portfolio Class 3                 1.52%      437,918   (2,867,866)          -         (62) (2,430,010)
SAST Growth Opportunities Portfolio Class 3                 1.55%       54,661     (208,751)          -           -    (154,090)
SAST Growth Opportunities Portfolio Class 3                 1.65%       79,927     (289,970)          -           -    (210,043)
SAST Growth Opportunities Portfolio Class 3                 1.72%       45,225     (203,114)          -           -    (157,889)
SAST Growth Opportunities Portfolio Class 3                 1.77%       80,595     (954,304)          -           -    (873,709)
SAST Growth Opportunities Portfolio Class 3                 1.80%        7,376      (11,439)          -           -      (4,063)
SAST Growth Opportunities Portfolio Class 3                 1.90%       47,477     (184,548)          -           -    (137,071)
SAST Growth Opportunities Portfolio Class 3                 1.95%        1,045       (8,906)          -           -      (7,861)
SAST Growth Opportunities Portfolio Class 3                 1.97%        1,622       (7,203)          -           -      (5,581)
SAST Growth Opportunities Portfolio Class 3                 2.02%        1,939      (32,117)          -           -     (30,178)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST Growth Opportunities Portfolio Class 3                 2.05%            -          (33)          -           -         (33)
SAST Growth Opportunities Portfolio Class 3                 2.15%        5,692       (3,458)          -           -       2,234
SAST Growth Opportunities Portfolio Class 3                 2.17%        5,058      (15,200)          -           -     (10,142)
SAST Growth Opportunities Portfolio Class 3                 2.30%          523       (5,714)          -           -      (5,191)
SunAmerica Technology Portfolio - Class 1                   1.52%      247,951     (725,319)      8,170      (2,148)   (471,346)
SunAmerica Technology Portfolio - Class 1                   1.77%        2,546      (22,526)          -           -     (19,980)
SAST Technology Portfolio Class 2                           1.40%        3,189      (35,065)          -           -     (31,876)
SAST Technology Portfolio Class 2                           1.52%       27,737     (137,022)          -      (1,426)   (110,711)
SAST Technology Portfolio Class 2                           1.55%          400      (16,809)          -           -     (16,409)
SAST Technology Portfolio Class 2                           1.70%        1,079       (3,855)          -           -      (2,776)
SAST Technology Portfolio Class 2                           1.72%        7,144         (674)          -           -       6,470
SAST Technology Portfolio Class 2                           1.77%        4,501      (31,295)          -           -     (26,794)
SAST Technology Portfolio Class 2                           1.80%            3         (380)          -           -        (377)
SAST Technology Portfolio Class 2                           1.95%            -          (34)          -           -         (34)
SAST Technology Portfolio Class 2                           1.97%            3           (1)          -           -           2
SAST Technology Portfolio Class 3                           1.15%       49,720       (6,691)         23           -      43,052
SAST Technology Portfolio Class 3                           1.30%       57,388      (32,900)          -           -      24,488
SAST Technology Portfolio Class 3                           1.40%       17,789       (6,166)          -           -      11,623
SAST Technology Portfolio Class 3                           1.52%      807,941   (1,619,511)          -           -    (811,570)
SAST Technology Portfolio Class 3                           1.55%       47,055      (25,653)          -           -      21,402
SAST Technology Portfolio Class 3                           1.65%       45,909      (25,617)          -           -      20,292
SAST Technology Portfolio Class 3                           1.72%      121,917     (280,712)          -           -    (158,795)
SAST Technology Portfolio Class 3                           1.77%       82,173     (197,508)          -           -    (115,335)
SAST Technology Portfolio Class 3                           1.80%        2,504       (5,997)          -           -      (3,493)
SAST Technology Portfolio Class 3                           1.90%       50,220      (17,377)          -           -      32,843
SAST Technology Portfolio Class 3                           1.95%       28,855       (1,094)          -           -      27,761
SAST Technology Portfolio Class 3                           1.97%       17,324       (5,281)          -           -      12,043
SAST Technology Portfolio Class 3                           2.02%           92         (679)          -           -        (587)
SAST Technology Portfolio Class 3                           2.05%            -          (29)          -           -         (29)
SAST Technology Portfolio Class 3                           2.15%       20,782         (573)          -           -      20,209
SAST Technology Portfolio Class 3                           2.17%            -         (142)          -           -        (142)
SAST Technology Portfolio Class 3                           2.30%        3,910         (300)          -           -       3,610
SunAmerica Marsico Focused Growth
 Portfolio - Class 1                                        1.52%      122,168     (163,371)          -        (532)    (41,735)
SunAmerica Marsico Focused Growth
 Portfolio - Class 1                                        1.77%        6,258      (27,263)          -           -     (21,005)
SAST Marsico Focused Growth Portfolio Class 2               1.52%       16,330     (166,077)          -        (134)   (149,881)
SAST Marsico Focused Growth Portfolio Class 2               1.77%        4,942      (22,266)          -           -     (17,324)
SAST Marsico Focused Growth Portfolio Class 3               1.15%       75,638      (65,984)          -           -       9,654
SAST Marsico Focused Growth Portfolio Class 3               1.30%      200,450     (231,465)          -           -     (31,015)
SAST Marsico Focused Growth Portfolio Class 3               1.40%       13,775      (25,185)          -           -     (11,410)
SAST Marsico Focused Growth Portfolio Class 3               1.52%      402,606     (643,379)          -        (153)   (240,926)
SAST Marsico Focused Growth Portfolio Class 3               1.55%       96,431     (102,391)          -           -      (5,960)
SAST Marsico Focused Growth Portfolio Class 3               1.65%      170,391     (170,068)          -           -         323
SAST Marsico Focused Growth Portfolio Class 3               1.72%       23,780      (16,233)          -           -       7,547
SAST Marsico Focused Growth Portfolio Class 3               1.77%      129,673     (214,983)          -           -     (85,310)
SAST Marsico Focused Growth Portfolio Class 3               1.80%        6,853       (6,011)          -           -         842
SAST Marsico Focused Growth Portfolio Class 3               1.90%      164,791     (120,978)          -           -      43,813
SAST Marsico Focused Growth Portfolio Class 3               1.95%        1,806       (3,836)          -           -      (2,030)
SAST Marsico Focused Growth Portfolio Class 3               1.97%        5,761       (2,125)          -           -       3,636
SAST Marsico Focused Growth Portfolio Class 3               2.02%        2,043       (2,647)          -           -        (604)
SAST Marsico Focused Growth Portfolio Class 3               2.05%            1          (37)          -           -         (36)
SAST Marsico Focused Growth Portfolio Class 3               2.15%        3,470       (1,598)          -           -       1,872
SAST Marsico Focused Growth Portfolio Class 3               2.17%          221       (1,629)          -           -      (1,408)
SAST Marsico Focused Growth Portfolio Class 3               2.30%        1,954       (1,697)          -           -         257
SAST Small & Mid Cap Value Portfolio Class 2                1.52%       29,949     (207,571)         52           -    (177,570)
SAST Small & Mid Cap Value Portfolio Class 2                1.72%            1         (835)          -           -        (834)
SAST Small & Mid Cap Value Portfolio Class 2                1.77%        2,702      (25,176)          -           -     (22,474)
SAST Small & Mid Cap Value Portfolio Class 2                1.97%        1,918         (281)          -           -       1,637
SAST Small & Mid Cap Value Portfolio Class 3                1.15%      137,311     (184,451)        400           -     (46,740)
SAST Small & Mid Cap Value Portfolio Class 3                1.30%      438,809     (945,846)          -           -    (507,037)
SAST Small & Mid Cap Value Portfolio Class 3                1.40%       66,939      (61,852)          -           -       5,087
SAST Small & Mid Cap Value Portfolio Class 3                1.52%      546,086   (2,819,917)      6,634         (98) (2,267,295)
SAST Small & Mid Cap Value Portfolio Class 3                1.55%      200,112     (416,495)          -           -    (216,383)
SAST Small & Mid Cap Value Portfolio Class 3                1.65%      320,529     (714,263)          -        (149)   (393,883)
SAST Small & Mid Cap Value Portfolio Class 3                1.72%       47,652     (285,545)          -           -    (237,893)
SAST Small & Mid Cap Value Portfolio Class 3                1.77%      107,239     (786,956)          -           -    (679,717)
SAST Small & Mid Cap Value Portfolio Class 3                1.80%       24,104      (26,296)          -           -      (2,192)
SAST Small & Mid Cap Value Portfolio Class 3                1.90%      177,096     (434,728)          -           -    (257,632)
SAST Small & Mid Cap Value Portfolio Class 3                1.95%        2,693      (19,758)          -           -     (17,065)
SAST Small & Mid Cap Value Portfolio Class 3                1.97%        9,002      (16,373)          -           -      (7,371)
SAST Small & Mid Cap Value Portfolio Class 3                2.02%          519      (13,237)          -           -     (12,718)
SAST Small & Mid Cap Value Portfolio Class 3                2.05%           16         (183)          -           -        (167)
SAST Small & Mid Cap Value Portfolio Class 3                2.15%       19,499      (15,236)          -           -       4,263
SAST Small & Mid Cap Value Portfolio Class 3                2.17%        1,834       (5,425)          -           -      (3,591)
SAST Small & Mid Cap Value Portfolio Class 3                2.30%        1,048      (10,069)          -           -      (9,021)
SAST Foreign Value Portfolio Class 2                        1.52%       60,398     (312,945)        125           -    (252,422)
SAST Foreign Value Portfolio Class 2                        1.72%        2,194         (379)          -           -       1,815
SAST Foreign Value Portfolio Class 2                        1.77%        4,259      (16,082)          -           -     (11,823)
SAST Foreign Value Portfolio Class 2                        1.97%            -           (1)          -           -          (1)
SAST Foreign Value Portfolio Class 3                        1.15%      217,803     (237,135)        636           -     (18,696)
SAST Foreign Value Portfolio Class 3                        1.30%      794,704   (1,108,133)          -           -    (313,429)
SAST Foreign Value Portfolio Class 3                        1.40%       63,509      (60,612)          -           -       2,897
SAST Foreign Value Portfolio Class 3                        1.52%      834,064   (2,938,394)      3,008        (151) (2,101,473)
SAST Foreign Value Portfolio Class 3                        1.55%      382,790     (496,345)          -           -    (113,555)
SAST Foreign Value Portfolio Class 3                        1.65%      528,668     (700,109)          -           -    (171,441)
SAST Foreign Value Portfolio Class 3                        1.72%       72,419     (288,631)          -           -    (216,212)
SAST Foreign Value Portfolio Class 3                        1.77%      246,246     (769,173)          -           -    (522,927)
SAST Foreign Value Portfolio Class 3                        1.80%       36,042      (28,620)          -           -       7,422
SAST Foreign Value Portfolio Class 3                        1.90%      363,160     (472,337)          -           -    (109,177)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST Foreign Value Portfolio Class 3                        1.95%        8,204      (25,325)          -           -     (17,121)
SAST Foreign Value Portfolio Class 3                        1.97%        3,240      (31,775)          -           -     (28,535)
SAST Foreign Value Portfolio Class 3                        2.02%        2,347      (13,113)          -           -     (10,766)
SAST Foreign Value Portfolio Class 3                        2.05%           81          (45)          -           -          36
SAST Foreign Value Portfolio Class 3                        2.15%       19,692      (10,991)          -           -       8,701
SAST Foreign Value Portfolio Class 3                        2.17%        3,952       (6,171)          -           -      (2,219)
SAST Foreign Value Portfolio Class 3                        2.30%       10,693      (13,792)          -           -      (3,099)
SAST VCP Value Portfolio                                    1.15%      449,934      (15,026)          -           -     434,908
SAST VCP Value Portfolio                                    1.30%    2,066,871      (39,924)          -           -   2,026,947
SAST VCP Value Portfolio                                    1.40%      101,539       (3,635)          -           -      97,904
SAST VCP Value Portfolio                                    1.55%      544,692      (14,043)          -           -     530,649
SAST VCP Value Portfolio                                    1.65%    1,343,509      (41,034)          -           -   1,302,475
SAST VCP Value Portfolio                                    1.80%       43,717         (411)          -           -      43,306
SAST VCP Value Portfolio                                    1.90%      466,008       (9,222)          -           -     456,786
SAST VCP Value Portfolio                                    2.15%       20,674       (6,225)          -           -      14,449
SAST VCP Total Return Balanced Portfolio                    1.15%      433,720      (15,987)          -           -     417,733
SAST VCP Total Return Balanced Portfolio                    1.30%    2,008,252      (57,131)          -           -   1,951,121
SAST VCP Total Return Balanced Portfolio                    1.40%      129,309       (3,643)          -           -     125,666
SAST VCP Total Return Balanced Portfolio                    1.55%      529,281      (13,857)          -           -     515,424
SAST VCP Total Return Balanced Portfolio                    1.65%    1,298,839      (34,681)          -           -   1,264,158
SAST VCP Total Return Balanced Portfolio                    1.80%       38,303         (338)          -           -      37,965
SAST VCP Total Return Balanced Portfolio                    1.90%      446,287       (8,206)          -           -     438,081
SAST VCP Total Return Balanced Portfolio                    2.15%       29,149       (7,173)          -           -      21,976
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          1.15%      677,930      (37,963)          -           -     639,967
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          1.30%    3,321,297     (159,681)          -           -   3,161,616
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          1.40%      150,765       (2,517)          -           -     148,248
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          1.55%      788,743      (26,700)          -           -     762,043
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          1.65%    2,677,228     (126,119)          -           -   2,551,109
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          1.80%       59,998         (775)          -           -      59,223
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          1.90%      981,330      (46,922)          -           -     934,408
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          1.95%          574          (10)          -           -         564
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          2.05%            -          (10)          -           -         (10)
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          2.15%       96,446      (13,706)          -           -      82,740
SAST Protected Asset Allocation SAST
 Portfolio Class 3                                          2.30%            -          (10)          -           -         (10)
SAST American Funds Growth Portfolio Class 3                1.15%      162,117     (240,967)        138           -     (78,712)
SAST American Funds Growth Portfolio Class 3                1.30%      424,718     (500,061)          -           -     (75,343)
SAST American Funds Growth Portfolio Class 3                1.40%       48,158      (37,862)          -           -      10,296
SAST American Funds Growth Portfolio Class 3                1.52%      292,367   (2,205,588)          -           -  (1,913,221)
SAST American Funds Growth Portfolio Class 3                1.55%      357,057     (220,738)          -           -     136,319
SAST American Funds Growth Portfolio Class 3                1.65%      393,729     (359,034)          -           -      34,695
SAST American Funds Growth Portfolio Class 3                1.72%        4,783      (15,322)          -           -     (10,539)
SAST American Funds Growth Portfolio Class 3                1.77%      119,930     (919,158)          -           -    (799,228)
SAST American Funds Growth Portfolio Class 3                1.80%       21,967      (10,153)          -           -      11,814
SAST American Funds Growth Portfolio Class 3                1.90%      241,388     (282,064)          -           -     (40,676)
SAST American Funds Growth Portfolio Class 3                1.95%        7,015       (8,205)          -           -      (1,190)
SAST American Funds Growth Portfolio Class 3                1.97%            -           (2)          -           -          (2)
SAST American Funds Growth Portfolio Class 3                2.02%        9,294     (112,229)          -           -    (102,935)
SAST American Funds Growth Portfolio Class 3                2.05%            -         (124)          -           -        (124)
SAST American Funds Growth Portfolio Class 3                2.15%       21,783       (5,389)          -           -      16,394
SAST American Funds Growth Portfolio Class 3                2.17%        3,822       (9,567)          -           -      (5,745)
SAST American Funds Growth Portfolio Class 3                2.30%      131,821     (125,395)          -           -       6,426
SAST American Funds Global Growth
 Portfolio Class 3                                          1.15%      215,413     (276,146)        855           -     (59,878)
SAST American Funds Global Growth
 Portfolio Class 3                                          1.30%      515,107     (928,535)          -           -    (413,428)
SAST American Funds Global Growth
 Portfolio Class 3                                          1.40%       81,097      (57,938)          -           -      23,159
SAST American Funds Global Growth
 Portfolio Class 3                                          1.52%      433,549   (2,433,235)          -           -  (1,999,686)
SAST American Funds Global Growth
 Portfolio Class 3                                          1.55%      295,605     (400,130)          -           -    (104,525)
SAST American Funds Global Growth
 Portfolio Class 3                                          1.65%      358,636     (586,852)          -           -    (228,216)
SAST American Funds Global Growth
 Portfolio Class 3                                          1.72%          420       (7,305)          -           -      (6,885)
SAST American Funds Global Growth
 Portfolio Class 3                                          1.77%      159,745   (1,110,188)          -           -    (950,443)
SAST American Funds Global Growth
 Portfolio Class 3                                          1.80%       29,629      (20,740)          -           -       8,889
SAST American Funds Global Growth
 Portfolio Class 3                                          1.90%      242,333     (372,048)          -           -    (129,715)
SAST American Funds Global Growth
 Portfolio Class 3                                          1.95%        6,568      (20,319)          -           -     (13,751)
SAST American Funds Global Growth
 Portfolio Class 3                                          1.97%          957       (3,400)          -           -      (2,443)
SAST American Funds Global Growth
 Portfolio Class 3                                          2.02%        3,902      (39,399)          -           -     (35,497)
SAST American Funds Global Growth
 Portfolio Class 3                                          2.05%           81          (75)          -           -           6
SAST American Funds Global Growth
 Portfolio Class 3                                          2.15%       18,105       (8,723)          -           -       9,382
SAST American Funds Global Growth
 Portfolio Class 3                                          2.17%        5,386      (13,281)          -           -      (7,895)
SAST American Funds Global Growth
 Portfolio Class 3                                          2.30%       56,298      (16,946)          -           -      39,352
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.15%      373,582     (229,190)        258           -     144,650
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.30%      418,595     (405,171)          -           -      13,424
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.40%       96,862      (34,231)          -           -      62,631
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.52%      291,584   (2,319,072)          -           -  (2,027,488)
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.55%      308,900     (194,817)          -           -     114,083
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.65%      329,405     (344,314)          -         (88)    (14,997)
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.72%       10,868       (7,664)          -           -       3,204
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.77%      107,167   (1,018,135)          -           -    (910,968)
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.80%       25,130       (9,979)          -           -      15,151
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.90%      159,161     (242,627)          -           -     (83,466)
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.95%        7,093       (6,621)          -           -         472
SAST American Funds Growth-Income
 Portfolio Class 3                                          1.97%            -           (2)          -           -          (2)
SAST American Funds Growth-Income
 Portfolio Class 3                                          2.02%        2,071      (56,631)          -           -     (54,560)
SAST American Funds Growth-Income
 Portfolio Class 3                                          2.05%            -          (50)          -           -         (50)
SAST American Funds Growth-Income
 Portfolio Class 3                                          2.15%       12,177       (9,037)          -           -       3,140
SAST American Funds Growth-Income
 Portfolio Class 3                                          2.17%        3,223       (9,685)          -           -      (6,462)
SAST American Funds Growth-Income
 Portfolio Class 3                                          2.30%          850       (3,916)          -           -      (3,066)
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.15%      403,686     (153,453)     13,152           -     263,385
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.30%      370,146     (197,887)          -           -     172,259
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.40%       22,549      (17,153)          -           -       5,396

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.52%      478,038     (826,724)          -           -    (348,686)
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.55%      285,948     (136,844)          -           -     149,104
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.65%      317,858     (250,411)          -           -      67,447
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.72%        7,746          (92)          -           -       7,654
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.77%      149,269     (340,499)          -           -    (191,230)
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.80%        7,551       (5,482)          -           -       2,069
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.90%      119,591     (135,107)          -           -     (15,516)
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.95%        2,254       (4,301)          -           -      (2,047)
SAST American Funds Asset Allocation
 Portfolio Class 3                                          1.97%          111          (55)          -           -          56
SAST American Funds Asset Allocation
 Portfolio Class 3                                          2.02%        8,376       (9,014)          -           -        (638)
SAST American Funds Asset Allocation
 Portfolio Class 3                                          2.05%            -          (30)          -           -         (30)
SAST American Funds Asset Allocation
 Portfolio Class 3                                          2.15%       13,284       (8,274)          -           -       5,010
SAST American Funds Asset Allocation
 Portfolio Class 3                                          2.17%            3          (16)          -           -         (13)
SAST American Funds Asset Allocation
 Portfolio Class 3                                          2.30%       12,015         (203)          -           -      11,812
SunAmerica Cash Management
 Portfolio - Class 1                                        1.52%    2,308,152   (2,544,951)      1,441      (6,667)   (242,025)
SunAmerica Cash Management
 Portfolio - Class 1                                        1.77%      125,918     (133,050)          -           -      (7,132)
SAST Cash Management Portfolio Class 2                      1.52%      596,038     (745,910)          -        (446)   (150,318)
SAST Cash Management Portfolio Class 2                      1.72%          217      (19,127)          -           -     (18,910)
SAST Cash Management Portfolio Class 2                      1.77%       83,369      (51,245)          -           -      32,124
SAST Cash Management Portfolio Class 2                      1.97%          192          (98)          -           -          94
SAST Cash Management Portfolio Class 3                      1.15%    1,088,426     (889,122)          -        (241)    199,063
SAST Cash Management Portfolio Class 3                      1.30%    4,772,379   (4,279,265)          -           -     493,114
SAST Cash Management Portfolio Class 3                      1.40%      142,485     (204,181)          -           -     (61,696)
SAST Cash Management Portfolio Class 3                      1.52%    7,236,211   (8,600,025)      9,469      (4,531) (1,358,876)
SAST Cash Management Portfolio Class 3                      1.55%    1,092,707     (903,652)          -           -     189,055
SAST Cash Management Portfolio Class 3                      1.65%    4,091,644   (3,189,346)          -           -     902,298
SAST Cash Management Portfolio Class 3                      1.72%    1,843,663   (1,926,775)          -           -     (83,112)
SAST Cash Management Portfolio Class 3                      1.77%    1,304,932   (1,567,920)          -           -    (262,988)
SAST Cash Management Portfolio Class 3                      1.80%      174,301     (122,201)          -           -      52,100
SAST Cash Management Portfolio Class 3                      1.90%    2,682,391   (2,525,937)          -           -     156,454
SAST Cash Management Portfolio Class 3                      1.95%      166,503     (174,447)          -           -      (7,944)
SAST Cash Management Portfolio Class 3                      1.97%      269,431     (276,478)          -           -      (7,047)
SAST Cash Management Portfolio Class 3                      2.02%        9,362      (16,398)          -           -      (7,036)
SAST Cash Management Portfolio Class 3                      2.05%            -          (28)          -           -         (28)
SAST Cash Management Portfolio Class 3                      2.15%      306,208     (166,135)          -           -     140,073
SAST Cash Management Portfolio Class 3                      2.17%          105         (302)          -           -        (197)
SAST Cash Management Portfolio Class 3                      2.30%       80,838      (86,061)          -           -      (5,223)
SunAmerica Corporate Bond Portfolio - Class 1               1.52%      153,747     (787,032)          -      (2,482)   (635,767)
SunAmerica Corporate Bond Portfolio - Class 1               1.77%        9,223      (18,379)          -           -      (9,156)
SAST Corporate Bond Portfolio Class 2                       1.52%       62,857     (224,697)      2,432      (3,563)   (162,971)
SAST Corporate Bond Portfolio Class 2                       1.72%        1,837       (1,737)          -           -         100
SAST Corporate Bond Portfolio Class 2                       1.77%       46,805      (65,431)          -           -     (18,626)
SAST Corporate Bond Portfolio Class 2                       1.97%        1,477       (2,860)          -           -      (1,383)
SAST Corporate Bond Portfolio Class 3                       1.15%      327,467     (129,783)          -      (1,409)    196,275
SAST Corporate Bond Portfolio Class 3                       1.30%    1,704,974     (737,001)          -           -     967,973
SAST Corporate Bond Portfolio Class 3                       1.40%      134,499      (36,429)          -           -      98,070
SAST Corporate Bond Portfolio Class 3                       1.52%    1,565,378   (2,107,448)        238        (188)   (542,020)
SAST Corporate Bond Portfolio Class 3                       1.55%      627,912     (271,978)          -           -     355,934
SAST Corporate Bond Portfolio Class 3                       1.65%    1,054,594     (573,847)          -         (66)    480,681
SAST Corporate Bond Portfolio Class 3                       1.72%      182,899     (458,086)          -           -    (275,187)
SAST Corporate Bond Portfolio Class 3                       1.77%      556,967     (646,623)          -           -     (89,656)
SAST Corporate Bond Portfolio Class 3                       1.80%       71,471      (17,535)          -           -      53,936
SAST Corporate Bond Portfolio Class 3                       1.90%      731,099     (413,309)          -           -     317,790
SAST Corporate Bond Portfolio Class 3                       1.95%       11,495      (12,133)          -           -        (638)
SAST Corporate Bond Portfolio Class 3                       1.97%       62,065     (102,808)          -           -     (40,743)
SAST Corporate Bond Portfolio Class 3                       2.02%       43,901      (60,041)          -           -     (16,140)
SAST Corporate Bond Portfolio Class 3                       2.05%           36           (9)          -           -          27
SAST Corporate Bond Portfolio Class 3                       2.15%       74,016      (31,694)          -           -      42,322
SAST Corporate Bond Portfolio Class 3                       2.17%        4,931       (2,285)          -           -       2,646
SAST Corporate Bond Portfolio Class 3                       2.30%        5,661       (7,060)          -           -      (1,399)
SunAmerica Global Bond Portfolio - Class 1                  1.52%       94,872     (373,701)          -        (761)   (279,590)
SunAmerica Global Bond Portfolio - Class 1                  1.77%        1,568       (8,372)          -           -      (6,804)
SAST Global Bond Portfolio Class 2                          1.52%       35,942      (92,748)          -           -     (56,806)
SAST Global Bond Portfolio Class 2                          1.72%          999       (1,795)          -           -        (796)
SAST Global Bond Portfolio Class 2                          1.77%       15,494      (15,566)          -           -         (72)
SAST Global Bond Portfolio Class 2                          1.97%          182           (4)          -           -         178
SAST Global Bond Portfolio Class 3                          1.15%      282,830      (98,654)        927           -     185,103
SAST Global Bond Portfolio Class 3                          1.30%      989,704     (327,415)          -           -     662,289
SAST Global Bond Portfolio Class 3                          1.40%      123,343      (26,409)          -           -      96,934
SAST Global Bond Portfolio Class 3                          1.52%      699,051     (853,485)      1,289           -    (153,145)
SAST Global Bond Portfolio Class 3                          1.55%      496,717     (148,345)          -           -     348,372
SAST Global Bond Portfolio Class 3                          1.65%      738,753     (347,461)          -           -     391,292
SAST Global Bond Portfolio Class 3                          1.72%       64,375     (128,273)          -           -     (63,898)
SAST Global Bond Portfolio Class 3                          1.77%      234,527     (283,852)          -           -     (49,325)
SAST Global Bond Portfolio Class 3                          1.80%       74,899       (9,215)          -           -      65,684
SAST Global Bond Portfolio Class 3                          1.90%      402,251     (201,761)          -           -     200,490
SAST Global Bond Portfolio Class 3                          1.95%        5,469       (7,093)          -           -      (1,624)
SAST Global Bond Portfolio Class 3                          1.97%        4,211      (30,190)          -           -     (25,979)
SAST Global Bond Portfolio Class 3                          2.02%        4,569       (9,962)          -           -      (5,393)
SAST Global Bond Portfolio Class 3                          2.05%          349          (57)          -           -         292
SAST Global Bond Portfolio Class 3                          2.15%       65,735      (37,327)          -           -      28,408
SAST Global Bond Portfolio Class 3                          2.17%        2,920       (2,210)          -           -         710
SAST Global Bond Portfolio Class 3                          2.30%        2,697       (4,075)          -           -      (1,378)
SunAmerica High-Yield Bond Portfolio - Class 1              1.52%      521,457     (943,044)          -        (894)   (422,481)
SunAmerica High-Yield Bond Portfolio - Class 1              1.77%       10,735      (18,245)          -           -      (7,510)
SAST High-Yield Bond Portfolio Class 2                      1.52%       38,287     (116,362)          -        (255)    (78,330)
SAST High-Yield Bond Portfolio Class 2                      1.72%        1,650       (2,102)          -           -        (452)
SAST High-Yield Bond Portfolio Class 2                      1.77%        6,154      (16,597)          -           -     (10,443)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST High-Yield Bond Portfolio Class 2                      1.97%           47       (2,900)          -           -      (2,853)
SAST High-Yield Bond Portfolio Class 3                      1.15%       93,879      (49,508)          -        (170)     44,201
SAST High-Yield Bond Portfolio Class 3                      1.30%    1,240,061     (791,622)          -           -     448,439
SAST High-Yield Bond Portfolio Class 3                      1.40%       32,876      (28,854)          -           -       4,022
SAST High-Yield Bond Portfolio Class 3                      1.52%    1,067,225   (1,370,426)        364           -    (302,837)
SAST High-Yield Bond Portfolio Class 3                      1.55%      242,414      (92,388)          -           -     150,026
SAST High-Yield Bond Portfolio Class 3                      1.65%      412,171     (328,717)          -           -      83,454
SAST High-Yield Bond Portfolio Class 3                      1.72%       89,730     (172,198)          -           -     (82,468)
SAST High-Yield Bond Portfolio Class 3                      1.77%      149,509     (274,879)          -           -    (125,370)
SAST High-Yield Bond Portfolio Class 3                      1.80%       19,145       (4,295)          -           -      14,850
SAST High-Yield Bond Portfolio Class 3                      1.90%      369,662     (320,456)          -           -      49,206
SAST High-Yield Bond Portfolio Class 3                      1.95%       35,388      (31,866)          -           -       3,522
SAST High-Yield Bond Portfolio Class 3                      1.97%       14,164      (23,041)          -           -      (8,877)
SAST High-Yield Bond Portfolio Class 3                      2.02%       10,092      (11,968)          -           -      (1,876)
SAST High-Yield Bond Portfolio Class 3                      2.05%            -          (15)          -           -         (15)
SAST High-Yield Bond Portfolio Class 3                      2.15%       17,446       (4,678)          -           -      12,768
SAST High-Yield Bond Portfolio Class 3                      2.17%        1,581       (1,073)          -           -         508
SAST High-Yield Bond Portfolio Class 3                      2.30%          895       (3,563)          -           -      (2,668)
Anchor Series Trust Asset Allocation
 Portfolio - Class 1                                        1.52%      117,770     (644,032)          -      (7,533)   (533,795)
Anchor Series Trust Asset Allocation
 Portfolio - Class 1                                        1.77%        1,617       (5,237)          -           -      (3,620)
AST Asset Allocation Portfolio Class 2                      1.52%       16,941      (55,803)          -         (85)    (38,947)
AST Asset Allocation Portfolio Class 2                      1.72%        1,401       (3,959)          -           -      (2,558)
AST Asset Allocation Portfolio Class 2                      1.77%          349      (10,654)          -           -     (10,305)
AST Asset Allocation Portfolio Class 2                      1.97%           75         (115)          -           -         (40)
AST Asset Allocation Portfolio Class 3                      1.15%       75,683      (56,591)          -        (327)     18,765
AST Asset Allocation Portfolio Class 3                      1.30%       56,628      (25,162)          -           -      31,466
AST Asset Allocation Portfolio Class 3                      1.40%        8,476         (616)          -           -       7,860
AST Asset Allocation Portfolio Class 3                      1.52%       34,617      (63,098)        204      (1,359)    (29,636)
AST Asset Allocation Portfolio Class 3                      1.55%       45,604      (41,737)          -           -       3,867
AST Asset Allocation Portfolio Class 3                      1.65%       50,718      (23,321)          -           -      27,397
AST Asset Allocation Portfolio Class 3                      1.72%       51,430      (64,254)          -           -     (12,824)
AST Asset Allocation Portfolio Class 3                      1.77%        8,448      (15,665)          -           -      (7,217)
AST Asset Allocation Portfolio Class 3                      1.80%        8,128         (850)          -           -       7,278
AST Asset Allocation Portfolio Class 3                      1.90%       24,772       (7,141)          -           -      17,631
AST Asset Allocation Portfolio Class 3                      1.95%            -          (12)          -           -         (12)
AST Asset Allocation Portfolio Class 3                      1.97%        5,057       (5,538)          -           -        (481)
AST Asset Allocation Portfolio Class 3                      2.02%           24          (27)          -           -          (3)
AST Asset Allocation Portfolio Class 3                      2.05%           12          (96)          -           -         (84)
AST Asset Allocation Portfolio Class 3                      2.15%            3          (27)          -           -         (24)
AST Asset Allocation Portfolio Class 3                      2.17%           13           (9)          -           -           4
AST Asset Allocation Portfolio Class 3                      2.30%           56          (32)          -           -          24
SunAmerica Growth-Income
 Portfolio - Class 1                                        1.52%       87,897     (597,019)      1,911      (4,120)   (511,331)
SunAmerica Growth-Income
 Portfolio - Class 1                                        1.77%        2,083       (4,465)          -           -      (2,382)
SAST Growth-Income Portfolio Class 2                        1.52%       14,888      (38,018)      1,012           -     (22,118)
SAST Growth-Income Portfolio Class 2                        1.72%            7       (1,207)          -           -      (1,200)
SAST Growth-Income Portfolio Class 2                        1.77%        2,724       (9,891)          -           -      (7,167)
SAST Growth-Income Portfolio Class 2                        1.97%           25         (406)          -           -        (381)
SAST Growth-Income Portfolio Class 3                        1.15%      125,430      (88,315)        495           -      37,610
SAST Growth-Income Portfolio Class 3                        1.30%      393,421     (361,114)          -           -      32,307
SAST Growth-Income Portfolio Class 3                        1.40%       23,216      (17,240)          -           -       5,976
SAST Growth-Income Portfolio Class 3                        1.52%      253,999     (192,132)          -           -      61,867
SAST Growth-Income Portfolio Class 3                        1.55%      182,040     (160,081)          -           -      21,959
SAST Growth-Income Portfolio Class 3                        1.65%      248,350     (303,010)          -           -     (54,660)
SAST Growth-Income Portfolio Class 3                        1.72%       20,408      (22,419)          -           -      (2,011)
SAST Growth-Income Portfolio Class 3                        1.77%       78,331      (48,255)          -           -      30,076
SAST Growth-Income Portfolio Class 3                        1.80%       25,589      (21,129)          -           -       4,460
SAST Growth-Income Portfolio Class 3                        1.90%      205,890     (159,728)          -           -      46,162
SAST Growth-Income Portfolio Class 3                        1.95%        4,844       (6,881)          -           -      (2,037)
SAST Growth-Income Portfolio Class 3                        1.97%          240       (1,453)          -           -      (1,213)
SAST Growth-Income Portfolio Class 3                        2.02%        1,893       (1,125)          -           -         768
SAST Growth-Income Portfolio Class 3                        2.05%            -          (29)          -           -         (29)
SAST Growth-Income Portfolio Class 3                        2.15%       40,916       (8,590)          -           -      32,326
SAST Growth-Income Portfolio Class 3                        2.17%           10          (82)          -           -         (72)
SAST Growth-Income Portfolio Class 3                        2.30%          780       (2,272)          -           -      (1,492)
SunAmerica Global Equities Portfolio - Class 1              1.52%       38,495     (310,291)          -        (957)   (272,753)
SunAmerica Global Equities Portfolio - Class 1              1.77%        1,989       (1,218)          -           -         771
SAST Global Equities Portfolio Class 2                      1.40%          585      (16,625)          -           -     (16,040)
SAST Global Equities Portfolio Class 2                      1.52%        8,798      (30,165)        160           -     (21,207)
SAST Global Equities Portfolio Class 2                      1.55%          363       (3,625)          -           -      (3,262)
SAST Global Equities Portfolio Class 2                      1.70%           30         (117)          -           -         (87)
SAST Global Equities Portfolio Class 2                      1.72%           27         (963)          -           -        (936)
SAST Global Equities Portfolio Class 2                      1.77%           51       (4,893)          -           -      (4,842)
SAST Global Equities Portfolio Class 2                      1.80%            -           (5)          -           -          (5)
SAST Global Equities Portfolio Class 2                      1.95%            -           (4)          -           -          (4)
SAST Global Equities Portfolio Class 2                      1.97%            1          (21)          -           -         (20)
SAST Global Equities Portfolio Class 3                      1.15%       37,190      (19,361)        179           -      18,008
SAST Global Equities Portfolio Class 3                      1.30%       42,996      (62,589)          -           -     (19,593)
SAST Global Equities Portfolio Class 3                      1.40%        7,286       (4,817)          -           -       2,469
SAST Global Equities Portfolio Class 3                      1.52%       73,271     (123,342)          -          (8)    (50,079)
SAST Global Equities Portfolio Class 3                      1.55%       38,642      (32,505)          -           -       6,137
SAST Global Equities Portfolio Class 3                      1.65%       48,447      (60,020)          -           -     (11,573)
SAST Global Equities Portfolio Class 3                      1.72%        6,403      (23,071)          -           -     (16,668)
SAST Global Equities Portfolio Class 3                      1.77%       69,093      (31,631)          -           -      37,462
SAST Global Equities Portfolio Class 3                      1.80%        4,977         (557)          -           -       4,420
SAST Global Equities Portfolio Class 3                      1.90%       43,399      (21,330)          -           -      22,069
SAST Global Equities Portfolio Class 3                      1.95%            1           (2)          -           -          (1)
SAST Global Equities Portfolio Class 3                      1.97%          671       (1,496)          -           -        (825)
SAST Global Equities Portfolio Class 3                      2.02%           30       (1,624)          -           -      (1,594)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST Global Equities Portfolio Class 3                      2.05%           58            -           -           -          58
SAST Global Equities Portfolio Class 3                      2.15%       18,680         (768)          -           -      17,912
SAST Global Equities Portfolio Class 3                      2.17%            -         (142)          -           -        (142)
SAST Global Equities Portfolio Class 3                      2.30%          233       (3,464)          -           -      (3,231)
SunAmerica Alliance Growth Portfolio - Class 1              1.52%       80,172     (712,703)          -      (4,344)   (636,875)
SunAmerica Alliance Growth Portfolio - Class 1              1.77%          288       (4,574)          -           -      (4,286)
SAST Alliance Growth Portfolio Class 2                      1.40%          285       (8,638)          -          (1)     (8,354)
SAST Alliance Growth Portfolio Class 2                      1.52%        3,944     (111,631)         21         (12)   (107,678)
SAST Alliance Growth Portfolio Class 2                      1.55%           17       (6,030)          -           -      (6,013)
SAST Alliance Growth Portfolio Class 2                      1.70%           59         (439)          -           -        (380)
SAST Alliance Growth Portfolio Class 2                      1.72%            6         (771)          -           -        (765)
SAST Alliance Growth Portfolio Class 2                      1.77%          898      (13,571)          -           -     (12,673)
SAST Alliance Growth Portfolio Class 2                      1.80%            -           (5)          -           -          (5)
SAST Alliance Growth Portfolio Class 2                      1.95%            -          (72)          -           -         (72)
SAST Alliance Growth Portfolio Class 2                      1.97%          197         (228)          -           -         (31)
SAST Alliance Growth Portfolio Class 3                      1.15%       56,821      (40,878)          -        (188)     15,755
SAST Alliance Growth Portfolio Class 3                      1.30%       71,196      (93,475)          -           -     (22,279)
SAST Alliance Growth Portfolio Class 3                      1.40%       37,079       (8,812)          -           -      28,267
SAST Alliance Growth Portfolio Class 3                      1.52%       41,994     (479,519)        555           -    (436,970)
SAST Alliance Growth Portfolio Class 3                      1.55%       34,995      (36,538)          -           -      (1,543)
SAST Alliance Growth Portfolio Class 3                      1.65%       98,632      (46,754)        155           -      52,033
SAST Alliance Growth Portfolio Class 3                      1.72%        5,088     (140,688)          -           -    (135,600)
SAST Alliance Growth Portfolio Class 3                      1.77%       11,235      (49,860)          -           -     (38,625)
SAST Alliance Growth Portfolio Class 3                      1.80%        1,220       (3,424)          -           -      (2,204)
SAST Alliance Growth Portfolio Class 3                      1.90%       18,205       (7,825)          -           -      10,380
SAST Alliance Growth Portfolio Class 3                      1.95%          185         (115)          -           -          70
SAST Alliance Growth Portfolio Class 3                      1.97%        1,254       (8,105)          -           -      (6,851)
SAST Alliance Growth Portfolio Class 3                      2.02%        1,422         (218)          -           -       1,204
SAST Alliance Growth Portfolio Class 3                      2.05%            -          (10)          -           -         (10)
SAST Alliance Growth Portfolio Class 3                      2.15%       10,174       (1,465)          -           -       8,709
SAST Alliance Growth Portfolio Class 3                      2.17%          172         (250)          -           -         (78)
SAST Alliance Growth Portfolio Class 3                      2.30%          381          (15)          -           -         366
SunAmerica MFS Massachusetts Investors
 Trust Portfolio - Class 1                                  1.52%       90,569     (306,184)        172         (90)   (215,533)
SunAmerica MFS Massachusetts Investors
 Trust Portfolio - Class 1                                  1.77%        2,756       (4,192)          -           -      (1,436)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 2                                    1.52%       15,101      (76,001)         47           -     (60,853)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 2                                    1.72%        1,355         (387)          -           -         968
SAST MFS Massachusetts Investors
 Trust Portfolio Class 2                                    1.77%        2,214       (7,397)          -           -      (5,183)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 2                                    1.97%          416          (88)          -           -         328
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.15%      122,327     (109,212)          8           -      13,123
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.30%      423,932     (628,635)          -           -    (204,703)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.40%       42,560      (31,603)          -           -      10,957
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.52%      254,488     (867,351)        888           -    (611,975)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.55%      207,921     (278,562)          -           -     (70,641)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.65%      280,102     (403,840)          -           -    (123,738)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.72%       23,244      (45,048)          -           -     (21,804)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.77%       75,299     (278,872)          -           -    (203,573)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.80%       22,521      (19,175)          -           -       3,346
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.90%      180,949     (246,035)          -           -     (65,086)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.95%        5,587      (12,133)          -           -      (6,546)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    1.97%        1,430       (2,807)          -           -      (1,377)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    2.02%        1,144       (4,336)          -           -      (3,192)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    2.05%            -          (48)          -           -         (48)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    2.15%       21,916       (6,957)          -           -      14,959
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    2.17%        1,276       (2,700)          -           -      (1,424)
SAST MFS Massachusetts Investors
 Trust Portfolio Class 3                                    2.30%          976       (8,136)          -           -      (7,160)
SunAmerica Fundamental Growth
 Portfolio - Class 1                                        1.52%       65,691     (318,420)          -      (1,308)   (254,037)
SunAmerica Fundamental Growth
 Portfolio - Class 1                                        1.77%          476       (7,332)          -           -      (6,856)
SAST Fundamental Growth Portfolio Class 2                   1.52%       11,152      (23,969)          -           -     (12,817)
SAST Fundamental Growth Portfolio Class 2                   1.72%            1         (618)          -           -        (617)
SAST Fundamental Growth Portfolio Class 2                   1.77%        2,850       (4,061)          -           -      (1,211)
SAST Fundamental Growth Portfolio Class 2                   1.97%           31         (217)          -           -        (186)
SAST Fundamental Growth Portfolio Class 3                   1.15%       35,211      (29,831)          -        (190)      5,190
SAST Fundamental Growth Portfolio Class 3                   1.30%       16,206      (60,615)          -           -     (44,409)
SAST Fundamental Growth Portfolio Class 3                   1.40%        6,092      (14,037)          -           -      (7,945)
SAST Fundamental Growth Portfolio Class 3                   1.52%       57,070     (497,752)          -         (21)   (440,703)
SAST Fundamental Growth Portfolio Class 3                   1.55%       20,956      (12,041)          -           -       8,915
SAST Fundamental Growth Portfolio Class 3                   1.65%       32,646      (50,836)          -         (58)    (18,248)
SAST Fundamental Growth Portfolio Class 3                   1.72%        2,343      (46,662)          -           -     (44,319)
SAST Fundamental Growth Portfolio Class 3                   1.77%       11,601     (200,324)          -           -    (188,723)
SAST Fundamental Growth Portfolio Class 3                   1.80%        1,395       (2,127)          -           -        (732)
SAST Fundamental Growth Portfolio Class 3                   1.90%       17,728      (78,744)          -           -     (61,016)
SAST Fundamental Growth Portfolio Class 3                   1.95%        2,510       (6,597)          -           -      (4,087)
SAST Fundamental Growth Portfolio Class 3                   1.97%            1         (958)          -           -        (957)
SAST Fundamental Growth Portfolio Class 3                   2.02%            5       (3,117)          -           -      (3,112)
SAST Fundamental Growth Portfolio Class 3                   2.05%            -          (15)          -           -         (15)
SAST Fundamental Growth Portfolio Class 3                   2.15%        1,496          (64)          -           -       1,432
SAST Fundamental Growth Portfolio Class 3                   2.17%            -         (326)          -           -        (326)
SAST Fundamental Growth Portfolio Class 3                   2.30%        7,423       (7,498)          -           -         (75)
SAST Dynamic Allocation Portfolio Class 3                   1.15%   20,344,899   (1,067,193)      3,265           -  19,280,971
SAST Dynamic Allocation Portfolio Class 3                   1.30%   95,468,041   (5,580,687)          -           -  89,887,354
SAST Dynamic Allocation Portfolio Class 3                   1.40%    4,682,094     (234,629)          -           -   4,447,465
SAST Dynamic Allocation Portfolio Class 3                   1.52%    4,831,717     (414,206)          -           -   4,417,511
SAST Dynamic Allocation Portfolio Class 3                   1.55%   32,360,413   (1,918,448)          -           -  30,441,965
SAST Dynamic Allocation Portfolio Class 3                   1.65%   66,401,907   (4,715,228)          -           -  61,686,679
SAST Dynamic Allocation Portfolio Class 3                   1.72%       70,009         (961)          -           -      69,048
SAST Dynamic Allocation Portfolio Class 3                   1.77%    1,390,215      (74,394)          -           -   1,315,821
SAST Dynamic Allocation Portfolio Class 3                   1.80%    3,804,475     (136,946)          -           -   3,667,529
SAST Dynamic Allocation Portfolio Class 3                   1.90%   24,968,704   (1,942,882)          -           -  23,025,822

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST Dynamic Allocation Portfolio Class 3                   1.95%       31,541       (1,176)          -           -      30,365
SAST Dynamic Allocation Portfolio Class 3                   2.02%       26,747         (348)          -           -      26,399
SAST Dynamic Allocation Portfolio Class 3                   2.05%            -          (10)          -           -         (10)
SAST Dynamic Allocation Portfolio Class 3                   2.15%    2,312,125     (521,052)          -           -   1,791,073
SAST Dynamic Allocation Portfolio Class 3                   2.17%            -          (10)          -           -         (10)
SAST Dynamic Allocation Portfolio Class 3                   2.30%            4       (1,675)          -           -      (1,671)
SunAmerica International Diversified
 Equities Portfolio - Class 1                               1.52%      121,952     (474,793)          -      (4,647)   (357,488)
SunAmerica International Diversified
 Equities Portfolio - Class 1                               1.77%        3,253       (5,376)          -           -      (2,123)
SAST International Diversified Equities
 Portfolio Class 2                                          1.52%       48,976     (300,388)        280           -    (251,132)
SAST International Diversified Equities
 Portfolio Class 2                                          1.72%          143       (1,972)          -           -      (1,829)
SAST International Diversified Equities
 Portfolio Class 2                                          1.77%        4,335      (24,659)          -           -     (20,324)
SAST International Diversified Equities
 Portfolio Class 2                                          1.97%           30         (223)          -           -        (193)
SAST International Diversified Equities
 Portfolio Class 3                                          1.15%      135,340      (55,995)          -           -      79,345
SAST International Diversified Equities
 Portfolio Class 3                                          1.30%      157,257      (67,457)          -           -      89,800
SAST International Diversified Equities
 Portfolio Class 3                                          1.40%       20,023      (14,380)          -           -       5,643
SAST International Diversified Equities
 Portfolio Class 3                                          1.52%      480,021   (1,727,818)      2,669           -  (1,245,128)
SAST International Diversified Equities
 Portfolio Class 3                                          1.55%       68,359      (68,099)          -           -         260
SAST International Diversified Equities
 Portfolio Class 3                                          1.65%      120,807      (74,781)          -         (32)     45,994
SAST International Diversified Equities
 Portfolio Class 3                                          1.72%       61,723     (352,620)          -           -    (290,897)
SAST International Diversified Equities
 Portfolio Class 3                                          1.77%      124,058     (338,339)          -           -    (214,281)
SAST International Diversified Equities
 Portfolio Class 3                                          1.80%        9,401       (1,902)          -           -       7,499
SAST International Diversified Equities
 Portfolio Class 3                                          1.90%      116,210      (77,691)          -           -      38,519
SAST International Diversified Equities
 Portfolio Class 3                                          1.95%        2,056       (1,217)          -           -         839
SAST International Diversified Equities
 Portfolio Class 3                                          1.97%        8,747      (26,261)          -           -     (17,514)
SAST International Diversified Equities
 Portfolio Class 3                                          2.02%        2,456       (4,092)          -           -      (1,636)
SAST International Diversified Equities
 Portfolio Class 3                                          2.05%            -          (10)          -           -         (10)
SAST International Diversified Equities
 Portfolio Class 3                                          2.15%        6,798       (5,823)          -           -         975
SAST International Diversified Equities
 Portfolio Class 3                                          2.17%        1,127         (317)          -           -         810
SAST International Diversified Equities
 Portfolio Class 3                                          2.30%           48         (363)          -           -        (315)
SunAmerica Davis Venture Value
 Portfolio - Class 1                                        1.52%      110,702   (1,467,223)          -      (6,310) (1,362,831)
SunAmerica Davis Venture Value
 Portfolio - Class 1                                        1.77%        2,371      (22,464)          -           -     (20,093)
SAST Davis Venture Value Portfolio Class 2                  1.40%           56      (13,849)          -           -     (13,793)
SAST Davis Venture Value Portfolio Class 2                  1.52%       25,360     (287,884)      1,171          (8)   (261,361)
SAST Davis Venture Value Portfolio Class 2                  1.55%          361         (799)          -           -        (438)
SAST Davis Venture Value Portfolio Class 2                  1.72%        1,437       (3,627)          -           -      (2,190)
SAST Davis Venture Value Portfolio Class 2                  1.77%        1,644      (34,918)          -           -     (33,274)
SAST Davis Venture Value Portfolio Class 2                  1.80%            -          (94)          -           -         (94)
SAST Davis Venture Value Portfolio Class 2                  1.97%        1,194         (355)          -           -         839
SAST Davis Venture Value Portfolio Class 3                  1.15%      219,305     (278,746)          -        (252)    (59,693)
SAST Davis Venture Value Portfolio Class 3                  1.30%      450,236     (733,875)          -           -    (283,639)
SAST Davis Venture Value Portfolio Class 3                  1.40%       41,222      (60,187)          -           -     (18,965)
SAST Davis Venture Value Portfolio Class 3                  1.52%      180,864   (1,715,166)      1,145           -  (1,533,157)
SAST Davis Venture Value Portfolio Class 3                  1.55%      241,493     (349,761)          -           -    (108,268)
SAST Davis Venture Value Portfolio Class 3                  1.65%      260,793     (495,675)          -           -    (234,882)
SAST Davis Venture Value Portfolio Class 3                  1.72%       43,805     (368,593)          -           -    (324,788)
SAST Davis Venture Value Portfolio Class 3                  1.77%       44,070     (398,705)          -           -    (354,635)
SAST Davis Venture Value Portfolio Class 3                  1.80%       23,452      (25,132)          -           -      (1,680)
SAST Davis Venture Value Portfolio Class 3                  1.90%      170,571     (397,788)          -           -    (227,217)
SAST Davis Venture Value Portfolio Class 3                  1.95%        8,611      (21,064)          -           -     (12,453)
SAST Davis Venture Value Portfolio Class 3                  1.97%        3,201      (31,957)          -           -     (28,756)
SAST Davis Venture Value Portfolio Class 3                  2.02%        1,074      (22,657)          -           -     (21,583)
SAST Davis Venture Value Portfolio Class 3                  2.05%           69         (212)          -           -        (143)
SAST Davis Venture Value Portfolio Class 3                  2.15%       11,388       (6,576)          -           -       4,812
SAST Davis Venture Value Portfolio Class 3                  2.17%          847       (2,069)          -           -      (1,222)
SAST Davis Venture Value Portfolio Class 3                  2.30%        1,049      (16,289)          -           -     (15,240)
SunAmerica MFS Total Return
 Portfolio - Class 1                                        1.52%      164,163     (762,426)        328      (2,203)   (600,138)
SunAmerica MFS Total Return
 Portfolio - Class 1                                        1.77%        5,149      (33,239)          -           -     (28,090)
SAST MFS Total Return Portfolio Class 2                     1.52%       36,740     (230,128)         13        (116)   (193,491)
SAST MFS Total Return Portfolio Class 2                     1.72%          400       (2,557)          -           -      (2,157)
SAST MFS Total Return Portfolio Class 2                     1.77%        4,351      (58,218)          -           -     (53,867)
SAST MFS Total Return Portfolio Class 2                     1.97%          191       (1,098)          -           -        (907)
SAST MFS Total Return Portfolio Class 3                     1.15%       78,513      (59,736)        414           -      19,191
SAST MFS Total Return Portfolio Class 3                     1.30%      195,901      (95,566)          -           -     100,335
SAST MFS Total Return Portfolio Class 3                     1.40%       34,075      (12,788)          -           -      21,287
SAST MFS Total Return Portfolio Class 3                     1.52%      232,383     (726,836)      2,107           -    (492,346)
SAST MFS Total Return Portfolio Class 3                     1.55%      119,380      (66,948)          -           -      52,432
SAST MFS Total Return Portfolio Class 3                     1.65%      199,164     (137,555)         68           -      61,677
SAST MFS Total Return Portfolio Class 3                     1.72%       79,647     (210,221)          -           -    (130,574)
SAST MFS Total Return Portfolio Class 3                     1.77%       47,726     (124,374)          -           -     (76,648)
SAST MFS Total Return Portfolio Class 3                     1.80%        7,631       (9,343)          -           -      (1,712)
SAST MFS Total Return Portfolio Class 3                     1.90%       96,873     (105,262)          -           -      (8,389)
SAST MFS Total Return Portfolio Class 3                     1.95%        4,179       (1,149)          -           -       3,030
SAST MFS Total Return Portfolio Class 3                     1.97%       58,205      (27,576)          -           -      30,629
SAST MFS Total Return Portfolio Class 3                     2.02%       30,514       (7,657)          -           -      22,857
SAST MFS Total Return Portfolio Class 3                     2.05%           13          (73)          -           -         (60)
SAST MFS Total Return Portfolio Class 3                     2.15%       27,418      (16,069)          -           -      11,349
SAST MFS Total Return Portfolio Class 3                     2.17%          228       (1,456)          -           -      (1,228)
SAST MFS Total Return Portfolio Class 3                     2.30%        6,103         (291)          -           -       5,812
SunAmerica Total Return Bond
 Portfolio - Class 1                                        1.52%      267,555     (698,491)          -      (3,001)   (433,937)
SunAmerica Total Return Bond
 Portfolio - Class 1                                        1.77%        8,176      (13,590)          -           -      (5,414)
SAST Total Return Bond Portfolio Class 2                    1.52%       59,706     (215,124)          -        (375)   (155,793)
SAST Total Return Bond Portfolio Class 2                    1.77%       49,664      (64,296)          -           -     (14,632)
SAST Total Return Bond Portfolio Class 3                    1.15%      722,706     (444,044)      1,503           -     280,165
SAST Total Return Bond Portfolio Class 3                    1.30%    3,554,180   (1,463,865)          -           -   2,090,315
SAST Total Return Bond Portfolio Class 3                    1.40%      235,912      (58,979)          -           -     176,933
SAST Total Return Bond Portfolio Class 3                    1.52%    1,933,832   (2,189,111)          -          (2)   (255,281)
SAST Total Return Bond Portfolio Class 3                    1.55%    1,851,540     (735,598)          -           -   1,115,942
SAST Total Return Bond Portfolio Class 3                    1.65%    2,678,896   (1,524,546)         75           -   1,154,425

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST Total Return Bond Portfolio Class 3                    1.72%       90,769     (108,367)          -           -     (17,598)
SAST Total Return Bond Portfolio Class 3                    1.77%      730,660     (757,442)          -           -     (26,782)
SAST Total Return Bond Portfolio Class 3                    1.80%      179,218      (85,105)          -           -      94,113
SAST Total Return Bond Portfolio Class 3                    1.90%    1,589,563   (1,008,220)          -           -     581,343
SAST Total Return Bond Portfolio Class 3                    1.95%       31,848      (29,896)          -           -       1,952
SAST Total Return Bond Portfolio Class 3                    1.97%       14,622       (9,519)          -           -       5,103
SAST Total Return Bond Portfolio Class 3                    2.02%       12,497      (16,208)          -           -      (3,711)
SAST Total Return Bond Portfolio Class 3                    2.05%           82          (52)          -           -          30
SAST Total Return Bond Portfolio Class 3                    2.15%      128,347     (197,637)          -           -     (69,290)
SAST Total Return Bond Portfolio Class 3                    2.17%       22,938      (20,249)          -           -       2,689
SAST Total Return Bond Portfolio Class 3                    2.30%       68,828     (130,920)          -           -     (62,092)
SunAmerica Telecom Utility Portfolio - Class 1              1.52%       25,741     (120,775)          -      (1,630)    (96,664)
SunAmerica Telecom Utility Portfolio - Class 1              1.77%        1,610       (1,695)          -           -         (85)
SAST Telecom Utility Portfolio Class 2                      1.52%        2,775      (31,185)          -           -     (28,410)
SAST Telecom Utility Portfolio Class 2                      1.77%        1,149       (7,663)          -           -      (6,514)
SAST Telecom Utility Portfolio Class 3                      1.15%       18,630      (30,004)          -           -     (11,374)
SAST Telecom Utility Portfolio Class 3                      1.30%       54,952      (36,738)          -           -      18,214
SAST Telecom Utility Portfolio Class 3                      1.40%       11,182         (875)          -           -      10,307
SAST Telecom Utility Portfolio Class 3                      1.52%      114,357     (178,113)          -          (7)    (63,763)
SAST Telecom Utility Portfolio Class 3                      1.55%       41,642      (20,475)          -           -      21,167
SAST Telecom Utility Portfolio Class 3                      1.65%       45,830      (35,925)          -           -       9,905
SAST Telecom Utility Portfolio Class 3                      1.72%       23,769      (34,019)          -           -     (10,250)
SAST Telecom Utility Portfolio Class 3                      1.77%       10,529      (54,906)          -           -     (44,377)
SAST Telecom Utility Portfolio Class 3                      1.80%        4,888         (718)          -           -       4,170
SAST Telecom Utility Portfolio Class 3                      1.90%       37,228      (20,171)          -           -      17,057
SAST Telecom Utility Portfolio Class 3                      1.95%           25         (884)          -           -        (859)
SAST Telecom Utility Portfolio Class 3                      1.97%        7,021       (2,806)          -           -       4,215
SAST Telecom Utility Portfolio Class 3                      2.02%            3       (1,426)          -           -      (1,423)
SAST Telecom Utility Portfolio Class 3                      2.05%            -          (21)          -           -         (21)
SAST Telecom Utility Portfolio Class 3                      2.15%        9,513       (1,509)          -           -       8,004
SAST Telecom Utility Portfolio Class 3                      2.17%           62         (123)          -           -         (61)
SAST Telecom Utility Portfolio Class 3                      2.30%        1,373         (106)          -           -       1,267
SunAmerica Equity Opportunities
 Portfolio - Class 1                                        1.52%       26,708     (204,239)          -      (1,507)   (179,038)
SunAmerica Equity Opportunities
 Portfolio - Class 1                                        1.77%        1,092      (10,222)          -           -      (9,130)
SAST Equity Opportunities Portfolio Class 2                 1.52%        4,541      (43,949)          -        (332)    (39,740)
SAST Equity Opportunities Portfolio Class 2                 1.72%            1         (233)          -           -        (232)
SAST Equity Opportunities Portfolio Class 2                 1.77%          651       (9,797)          -           -      (9,146)
SAST Equity Opportunities Portfolio Class 2                 1.97%           19         (324)          -           -        (305)
SAST Equity Opportunities Portfolio Class 3                 1.15%       48,122      (10,036)          -        (104)     37,982
SAST Equity Opportunities Portfolio Class 3                 1.30%      205,575      (88,076)          -           -     117,499
SAST Equity Opportunities Portfolio Class 3                 1.40%       11,769       (3,480)          -           -       8,289
SAST Equity Opportunities Portfolio Class 3                 1.52%      201,671     (202,954)          -         (86)     (1,369)
SAST Equity Opportunities Portfolio Class 3                 1.55%       69,584      (24,353)          -           -      45,231
SAST Equity Opportunities Portfolio Class 3                 1.65%      106,270      (35,814)          -           -      70,456
SAST Equity Opportunities Portfolio Class 3                 1.72%       13,015      (62,409)          -           -     (49,394)
SAST Equity Opportunities Portfolio Class 3                 1.77%       60,239      (30,922)          -           -      29,317
SAST Equity Opportunities Portfolio Class 3                 1.80%        7,174       (2,088)          -           -       5,086
SAST Equity Opportunities Portfolio Class 3                 1.90%       91,940      (32,456)          -           -      59,484
SAST Equity Opportunities Portfolio Class 3                 1.95%        1,960          (78)          -           -       1,882
SAST Equity Opportunities Portfolio Class 3                 1.97%          565       (4,234)          -           -      (3,669)
SAST Equity Opportunities Portfolio Class 3                 2.02%        1,559         (723)          -           -         836
SAST Equity Opportunities Portfolio Class 3                 2.05%            -          (32)          -           -         (32)
SAST Equity Opportunities Portfolio Class 3                 2.15%        8,749         (732)          -           -       8,017
SAST Equity Opportunities Portfolio Class 3                 2.17%            -           (8)          -           -          (8)
SAST Equity Opportunities Portfolio Class 3                 2.30%          932          (22)          -           -         910
SunAmerica Aggressive Growth
 Portfolio - Class 1                                        1.52%      150,018     (264,880)          -      (2,073)   (116,935)
SunAmerica Aggressive Growth
 Portfolio - Class 1                                        1.77%        4,962       (2,650)          -           -       2,312
SAST Aggressive Growth Portfolio Class 2                    1.52%        8,591      (39,134)          -           -     (30,543)
SAST Aggressive Growth Portfolio Class 2                    1.72%            -         (177)          -           -        (177)
SAST Aggressive Growth Portfolio Class 2                    1.77%        1,801       (4,727)          -           -      (2,926)
SAST Aggressive Growth Portfolio Class 2                    1.97%            -         (272)          -           -        (272)
SAST Aggressive Growth Portfolio Class 3                    1.15%       23,705      (11,404)          -           -      12,301
SAST Aggressive Growth Portfolio Class 3                    1.30%      114,300     (136,558)          -           -     (22,258)
SAST Aggressive Growth Portfolio Class 3                    1.40%        2,678       (7,523)          -           -      (4,845)
SAST Aggressive Growth Portfolio Class 3                    1.52%      102,962     (269,868)          -           -    (166,906)
SAST Aggressive Growth Portfolio Class 3                    1.55%       56,797      (25,785)          -           -      31,012
SAST Aggressive Growth Portfolio Class 3                    1.65%       91,774      (53,022)          -           -      38,752
SAST Aggressive Growth Portfolio Class 3                    1.72%        9,958      (23,550)          -           -     (13,592)
SAST Aggressive Growth Portfolio Class 3                    1.77%       34,943      (42,031)          -           -      (7,088)
SAST Aggressive Growth Portfolio Class 3                    1.80%        8,611       (3,082)          -           -       5,529
SAST Aggressive Growth Portfolio Class 3                    1.90%       67,693      (49,129)          -           -      18,564
SAST Aggressive Growth Portfolio Class 3                    1.95%          605         (616)          -           -         (11)
SAST Aggressive Growth Portfolio Class 3                    1.97%          903         (183)          -           -         720
SAST Aggressive Growth Portfolio Class 3                    2.02%            1         (183)          -           -        (182)
SAST Aggressive Growth Portfolio Class 3                    2.05%            -          (30)          -           -         (30)
SAST Aggressive Growth Portfolio Class 3                    2.15%        3,365       (1,080)          -           -       2,285
SAST Aggressive Growth Portfolio Class 3                    2.17%           77         (643)          -           -        (566)
SAST Aggressive Growth Portfolio Class 3                    2.30%            1          (92)          -           -         (91)
SunAmerica International Growth and
 Income Portfolio - Class 1                                 1.52%      113,335     (449,674)          -      (3,566)   (339,905)
SunAmerica International Growth and
 Income Portfolio - Class 1                                 1.77%        1,745      (11,769)          -           -     (10,024)
SAST International Growth and Income
 Portfolio Class 2                                          1.52%       13,484      (94,615)        498           -     (80,633)
SAST International Growth and Income
 Portfolio Class 2                                          1.72%          139       (1,819)          -           -      (1,680)
SAST International Growth and Income
 Portfolio Class 2                                          1.77%        8,680      (24,054)          -           -     (15,374)
SAST International Growth and Income
 Portfolio Class 2                                          1.97%           93         (274)          -           -        (181)
SAST International Growth and Income
 Portfolio Class 3                                          1.15%       32,083      (69,031)          -        (523)    (37,471)
SAST International Growth and Income
 Portfolio Class 3                                          1.30%       59,234      (49,691)          -           -       9,543
SAST International Growth and Income
 Portfolio Class 3                                          1.40%       36,359      (18,926)          -           -      17,433
SAST International Growth and Income
 Portfolio Class 3                                          1.52%      386,219   (1,949,618)      1,433        (129) (1,562,095)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST International Growth and Income
 Portfolio Class 3                                          1.55%       34,524      (48,387)          -           -     (13,863)
SAST International Growth and Income
 Portfolio Class 3                                          1.65%      104,591     (153,737)          -         (95)    (49,241)
SAST International Growth and Income
 Portfolio Class 3                                          1.72%       64,415     (232,463)          -           -    (168,048)
SAST International Growth and Income
 Portfolio Class 3                                          1.77%      120,992     (585,365)          -           -    (464,373)
SAST International Growth and Income
 Portfolio Class 3                                          1.80%        5,780      (10,943)          -           -      (5,163)
SAST International Growth and Income
 Portfolio Class 3                                          1.90%       60,285     (159,935)          -           -     (99,650)
SAST International Growth and Income
 Portfolio Class 3                                          1.95%        4,992         (463)          -           -       4,529
SAST International Growth and Income
 Portfolio Class 3                                          1.97%        3,019       (7,745)          -           -      (4,726)
SAST International Growth and Income
 Portfolio Class 3                                          2.02%        2,086      (11,573)          -           -      (9,487)
SAST International Growth and Income
 Portfolio Class 3                                          2.05%            -          (13)          -           -         (13)
SAST International Growth and Income
 Portfolio Class 3                                          2.15%        1,469       (5,676)          -           -      (4,207)
SAST International Growth and Income
 Portfolio Class 3                                          2.17%            -         (583)          -           -        (583)
SAST International Growth and Income
 Portfolio Class 3                                          2.30%            -          (18)          -           -         (18)
SunAmerica Emerging Markets
 Portfolio - Class 1                                        1.52%      121,787     (429,837)         64        (501)   (308,487)
SunAmerica Emerging Markets
 Portfolio - Class 1                                        1.77%        4,682       (4,150)          -           -         532
SAST Emerging Markets Portfolio Class 2                     1.52%       39,610      (55,514)          -           -     (15,904)
SAST Emerging Markets Portfolio Class 2                     1.72%          290       (1,370)          -           -      (1,080)
SAST Emerging Markets Portfolio Class 2                     1.77%       12,726      (14,666)          -           -      (1,940)
SAST Emerging Markets Portfolio Class 2                     1.97%          217            -           -           -         217
SAST Emerging Markets Portfolio Class 3                     1.15%      124,342      (46,775)         33           -      77,600
SAST Emerging Markets Portfolio Class 3                     1.30%      390,420     (113,809)          -           -     276,611
SAST Emerging Markets Portfolio Class 3                     1.40%      116,187      (12,734)          -           -     103,453
SAST Emerging Markets Portfolio Class 3                     1.52%      753,653     (889,921)      1,453        (371)   (135,186)
SAST Emerging Markets Portfolio Class 3                     1.55%      208,056      (97,089)          -           -     110,967
SAST Emerging Markets Portfolio Class 3                     1.65%      339,863     (158,558)          -         (20)    181,285
SAST Emerging Markets Portfolio Class 3                     1.72%       73,443     (173,862)          -           -    (100,419)
SAST Emerging Markets Portfolio Class 3                     1.77%      249,779     (188,627)          -           -      61,152
SAST Emerging Markets Portfolio Class 3                     1.80%       17,854       (3,684)          -           -      14,170
SAST Emerging Markets Portfolio Class 3                     1.90%      227,579      (87,039)          -           -     140,540
SAST Emerging Markets Portfolio Class 3                     1.95%        5,057       (5,152)          -           -         (95)
SAST Emerging Markets Portfolio Class 3                     1.97%        3,445       (8,271)          -           -      (4,826)
SAST Emerging Markets Portfolio Class 3                     2.02%        6,425      (15,466)          -           -      (9,041)
SAST Emerging Markets Portfolio Class 3                     2.05%           24          (21)          -           -           3
SAST Emerging Markets Portfolio Class 3                     2.15%       16,827       (2,453)          -           -      14,374
SAST Emerging Markets Portfolio Class 3                     2.17%        2,051       (1,211)          -           -         840
SAST Emerging Markets Portfolio Class 3                     2.30%        1,310       (6,446)          -           -      (5,136)
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.15%   11,118,203     (261,507)          -           -  10,856,696
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.30%   61,530,236   (1,788,458)          -           -  59,741,778
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.40%    2,621,539      (42,867)          -           -   2,578,672
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.52%    5,065,751     (343,002)          -           -   4,722,749
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.55%   15,617,262     (351,282)          -           -  15,265,980
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.65%   43,485,467   (1,362,985)          -           -  42,122,482
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.72%       14,855         (544)          -           -      14,311
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.77%    1,448,057      (73,189)          -           -   1,374,868
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.80%    1,781,657      (44,577)          -           -   1,737,080
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.90%   13,980,986     (734,561)          -           -  13,246,425
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          1.95%       28,139       (1,132)          -           -      27,007
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          2.02%       25,498         (612)          -           -      24,886
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          2.05%            -          (10)          -           -         (10)
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          2.15%    1,437,966     (199,803)          -           -   1,238,163
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          2.17%            -          (10)          -           -         (10)
SAST SunAmerica Dynamic Strategy
 Portfolio Class 3                                          2.30%            -          (10)          -           -         (10)
SunAmerica Real Estate Portfolio - Class 1                  1.52%       97,413     (290,392)          -        (876)   (193,855)
SunAmerica Real Estate Portfolio - Class 1                  1.77%        2,714       (3,719)          -           -      (1,005)
SAST Real Estate Portfolio Class 2                          1.52%       32,785      (58,714)          -        (123)    (26,052)
SAST Real Estate Portfolio Class 2                          1.72%          984       (4,637)          -           -      (3,653)
SAST Real Estate Portfolio Class 2                          1.77%       11,575      (20,351)          -           -      (8,776)
SAST Real Estate Portfolio Class 2                          1.97%          434         (958)          -           -        (524)
SAST Real Estate Portfolio Class 3                          1.15%      237,918      (77,956)        300           -     160,262
SAST Real Estate Portfolio Class 3                          1.30%      836,656     (360,807)          -           -     475,849
SAST Real Estate Portfolio Class 3                          1.40%      105,616      (24,666)          -           -      80,950
SAST Real Estate Portfolio Class 3                          1.52%      747,881     (886,082)        464        (282)   (138,019)
SAST Real Estate Portfolio Class 3                          1.55%      497,369     (143,432)          -           -     353,937
SAST Real Estate Portfolio Class 3                          1.65%      536,022     (247,782)          -         (30)    288,210
SAST Real Estate Portfolio Class 3                          1.72%       65,314     (147,777)          -           -     (82,463)
SAST Real Estate Portfolio Class 3                          1.77%      266,146     (294,408)          -           -     (28,262)
SAST Real Estate Portfolio Class 3                          1.80%       30,486       (5,815)          -           -      24,671
SAST Real Estate Portfolio Class 3                          1.90%      386,057     (243,011)          -           -     143,046
SAST Real Estate Portfolio Class 3                          1.95%       13,636      (11,635)          -           -       2,001
SAST Real Estate Portfolio Class 3                          1.97%        4,774       (4,022)          -           -         752
SAST Real Estate Portfolio Class 3                          2.02%        4,953       (7,986)          -           -      (3,033)
SAST Real Estate Portfolio Class 3                          2.05%           56          (29)          -           -          27
SAST Real Estate Portfolio Class 3                          2.15%       49,857      (10,662)          -           -      39,195
SAST Real Estate Portfolio Class 3                          2.17%        3,089       (2,152)          -           -         937
SAST Real Estate Portfolio Class 3                          2.30%        5,841       (6,456)          -           -        (615)
SunAmerica Dogs of Wall Street
 Portfolio - Class 1                                        1.52%      221,420     (299,043)        229      (1,754)    (79,148)
SunAmerica Dogs of Wall Street
 Portfolio - Class 1                                        1.77%        1,071       (9,887)          -           -      (8,816)
SAST Dogs of Wall Street Portfolio Class 2                  1.52%       57,931      (80,367)      2,192           -     (20,244)
SAST Dogs of Wall Street Portfolio Class 2                  1.72%          247         (714)          -           -        (467)
SAST Dogs of Wall Street Portfolio Class 2                  1.77%        3,643       (9,821)          -           -      (6,178)
SAST Dogs of Wall Street Portfolio Class 2                  1.97%            -          (17)          -           -         (17)
SAST Dogs of Wall Street Portfolio Class 3                  1.15%      115,319      (43,363)        530           -      72,486
SAST Dogs of Wall Street Portfolio Class 3                  1.30%      413,218     (204,277)          -           -     208,941
SAST Dogs of Wall Street Portfolio Class 3                  1.40%       46,642      (13,955)          -           -      32,687
SAST Dogs of Wall Street Portfolio Class 3                  1.52%      573,864     (476,926)          -           -      96,938
SAST Dogs of Wall Street Portfolio Class 3                  1.55%      195,135      (92,280)          -           -     102,855
SAST Dogs of Wall Street Portfolio Class 3                  1.65%      254,556     (147,302)          -           -     107,254
SAST Dogs of Wall Street Portfolio Class 3                  1.72%       62,992      (67,449)          -           -      (4,457)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SAST Dogs of Wall Street Portfolio Class 3                  1.77%      132,811     (112,723)          -           -      20,088
SAST Dogs of Wall Street Portfolio Class 3                  1.80%       18,655       (7,731)          -           -      10,924
SAST Dogs of Wall Street Portfolio Class 3                  1.90%      154,147      (78,021)          -           -      76,126
SAST Dogs of Wall Street Portfolio Class 3                  1.95%        4,924         (869)          -           -       4,055
SAST Dogs of Wall Street Portfolio Class 3                  1.97%        8,292       (4,695)          -           -       3,597
SAST Dogs of Wall Street Portfolio Class 3                  2.02%        2,647      (18,847)          -           -     (16,200)
SAST Dogs of Wall Street Portfolio Class 3                  2.05%            -          (20)          -           -         (20)
SAST Dogs of Wall Street Portfolio Class 3                  2.15%        7,953       (2,151)          -           -       5,802
SAST Dogs of Wall Street Portfolio Class 3                  2.17%            8         (358)          -           -        (350)
SAST Dogs of Wall Street Portfolio Class 3                  2.30%           14          (19)          -           -          (5)
SunAmerica Balanced Portfolio - Class 1                     1.52%      176,865     (311,091)      1,491        (889)   (133,624)
SunAmerica Balanced Portfolio - Class 1                     1.77%        1,259      (19,454)          -           -     (18,195)
SAST Balanced Portfolio Class 2                             1.52%       55,974      (68,520)      3,358           -      (9,188)
SAST Balanced Portfolio Class 2                             1.72%        4,124         (222)          -           -       3,902
SAST Balanced Portfolio Class 2                             1.77%      124,878      (96,252)          -           -      28,626
SAST Balanced Portfolio Class 2                             1.97%           90         (313)          -           -        (223)
SAST Balanced Portfolio Class 3                             1.15%      136,072      (46,946)      2,320           -      91,446
SAST Balanced Portfolio Class 3                             1.30%      187,873      (53,437)          -           -     134,436
SAST Balanced Portfolio Class 3                             1.40%       12,870      (13,055)          -           -        (185)
SAST Balanced Portfolio Class 3                             1.52%      253,339     (280,616)          -           -     (27,277)
SAST Balanced Portfolio Class 3                             1.55%      279,982     (183,443)          -           -      96,539
SAST Balanced Portfolio Class 3                             1.65%      183,667     (127,570)          -           -      56,097
SAST Balanced Portfolio Class 3                             1.72%       49,851      (49,408)          -           -         443
SAST Balanced Portfolio Class 3                             1.77%       25,013      (22,336)          -           -       2,677
SAST Balanced Portfolio Class 3                             1.80%       54,788      (57,385)          -           -      (2,597)
SAST Balanced Portfolio Class 3                             1.90%       67,984      (59,901)          -           -       8,083
SAST Balanced Portfolio Class 3                             1.95%        3,852      (11,259)          -           -      (7,407)
SAST Balanced Portfolio Class 3                             1.97%        8,233       (1,949)          -           -       6,284
SAST Balanced Portfolio Class 3                             2.02%        1,914       (2,911)          -           -        (997)
SAST Balanced Portfolio Class 3                             2.05%            -          (20)          -           -         (20)
SAST Balanced Portfolio Class 3                             2.15%       24,161       (4,624)          -           -      19,537
SAST Balanced Portfolio Class 3                             2.17%            -           (8)          -           -          (8)
SAST Balanced Portfolio Class 3                             2.30%        2,909       (4,569)          -           -      (1,660)
SST Allocation Balanced Portfolio Class 3                   1.15%      108,866      (69,834)          -           -      39,032
SST Allocation Balanced Portfolio Class 3                   1.30%      301,918     (337,874)          -           -     (35,956)
SST Allocation Balanced Portfolio Class 3                   1.40%        1,381      (26,746)          -           -     (25,365)
SST Allocation Balanced Portfolio Class 3                   1.52%      282,567     (448,533)          -           -    (165,966)
SST Allocation Balanced Portfolio Class 3                   1.55%      294,218     (252,901)          -           -      41,317
SST Allocation Balanced Portfolio Class 3                   1.65%      232,444     (136,664)          -           -      95,780
SST Allocation Balanced Portfolio Class 3                   1.77%       29,435      (45,538)          -           -     (16,103)
SST Allocation Balanced Portfolio Class 3                   1.80%      125,582      (36,283)          -           -      89,299
SST Allocation Balanced Portfolio Class 3                   1.90%       68,040     (125,694)          -           -     (57,654)
SST Allocation Balanced Portfolio Class 3                   1.95%        5,345       (3,725)          -           -       1,620
SST Allocation Balanced Portfolio Class 3                   2.02%       75,036       (6,504)          -           -      68,532
SST Allocation Balanced Portfolio Class 3                   2.15%       11,534       (9,214)          -           -       2,320
SST Allocation Balanced Portfolio Class 3                   2.17%          192         (123)          -           -          69
SST Allocation Balanced Portfolio Class 3                   2.30%           32         (565)          -           -        (533)
SST Allocation Moderate Portfolio Class 3                   1.15%      223,763     (170,518)          -           -      53,245
SST Allocation Moderate Portfolio Class 3                   1.30%      389,648     (366,737)          -           -      22,911
SST Allocation Moderate Portfolio Class 3                   1.40%       60,568       (8,320)          -           -      52,248
SST Allocation Moderate Portfolio Class 3                   1.52%      183,585     (166,732)          -           -      16,853
SST Allocation Moderate Portfolio Class 3                   1.55%      187,291     (160,734)          -           -      26,557
SST Allocation Moderate Portfolio Class 3                   1.65%      283,032     (182,817)          -           -     100,215
SST Allocation Moderate Portfolio Class 3                   1.77%       74,204      (37,344)          -           -      36,860
SST Allocation Moderate Portfolio Class 3                   1.80%       66,351      (15,992)          -           -      50,359
SST Allocation Moderate Portfolio Class 3                   1.90%      215,993     (121,871)          -           -      94,122
SST Allocation Moderate Portfolio Class 3                   1.95%        4,246       (5,933)          -           -      (1,687)
SST Allocation Moderate Portfolio Class 3                   2.02%        8,032       (2,428)          -           -       5,604
SST Allocation Moderate Portfolio Class 3                   2.15%       10,430       (7,687)          -           -       2,743
SST Allocation Moderate Portfolio Class 3                   2.17%           63          (12)          -           -          51
SST Allocation Moderate Portfolio Class 3                   2.30%           96       (2,112)          -           -      (2,016)
SST Allocation Moderate Growth Portfolio Class 3            1.15%      102,945      (77,292)          -           -      25,653
SST Allocation Moderate Growth Portfolio Class 3            1.30%      436,540     (199,205)          -           -     237,335
SST Allocation Moderate Growth Portfolio Class 3            1.40%       18,833      (68,892)          -           -     (50,059)
SST Allocation Moderate Growth Portfolio Class 3            1.52%      218,979     (375,321)          -           -    (156,342)
SST Allocation Moderate Growth Portfolio Class 3            1.55%      317,768     (136,424)          -           -     181,344
SST Allocation Moderate Growth Portfolio Class 3            1.65%      390,804     (268,873)          -           -     121,931
SST Allocation Moderate Growth Portfolio Class 3            1.77%      101,932     (149,608)          -           -     (47,676)
SST Allocation Moderate Growth Portfolio Class 3            1.80%       20,375      (42,304)          -           -     (21,929)
SST Allocation Moderate Growth Portfolio Class 3            1.90%      120,073     (116,007)          -           -       4,066
SST Allocation Moderate Growth Portfolio Class 3            1.95%        1,020      (15,521)          -           -     (14,501)
SST Allocation Moderate Growth Portfolio Class 3            2.02%          491      (17,352)          -           -     (16,861)
SST Allocation Moderate Growth Portfolio Class 3            2.15%       20,218       (6,552)          -           -      13,666
SST Allocation Moderate Growth Portfolio Class 3            2.17%          150          (70)          -           -          80
SST Allocation Moderate Growth Portfolio Class 3            2.30%          962       (1,582)          -           -        (620)
SST Allocation Growth Portfolio Class 3                     1.15%       33,712       (9,772)          -           -      23,940
SST Allocation Growth Portfolio Class 3                     1.30%      162,358      (86,715)          -           -      75,643
SST Allocation Growth Portfolio Class 3                     1.40%       48,909         (403)          -           -      48,506
SST Allocation Growth Portfolio Class 3                     1.52%       31,311      (52,553)          -           -     (21,242)
SST Allocation Growth Portfolio Class 3                     1.55%       89,034      (10,515)          -           -      78,519
SST Allocation Growth Portfolio Class 3                     1.65%       90,625     (121,535)          -           -     (30,910)
SST Allocation Growth Portfolio Class 3                     1.77%       96,622      (21,890)          -           -      74,732
SST Allocation Growth Portfolio Class 3                     1.80%            1         (734)          -           -        (733)
SST Allocation Growth Portfolio Class 3                     1.90%       27,705      (14,105)          -           -      13,600
SST Allocation Growth Portfolio Class 3                     1.95%          131         (138)          -           -          (7)
SST Allocation Growth Portfolio Class 3                     2.02%        3,973       (5,814)          -           -      (1,841)
SST Allocation Growth Portfolio Class 3                     2.15%      115,989      (16,092)          -           -      99,897
SST Allocation Growth Portfolio Class 3                     2.17%            1       (1,527)          -           -      (1,526)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

                                                     Contracts    Accumulation Accumulation   Annuity     Annuity        Net
                                                    with a Total     Units         Units       Units       Units      Increase
Sub-accounts                                       Expense of (1)    Issued      Redeemed    Issued (1) Redeemed (1) (Decrease)
-------------------------------------------------- -------------- ------------ ------------- ---------- ------------ -----------
SST Allocation Growth Portfolio Class 3                     2.30%          143         (339)          -           -        (196)
SST Real Return Portfolio Class 3                           1.15%      383,965     (114,236)      1,361           -     271,090
SST Real Return Portfolio Class 3                           1.30%    1,999,266     (729,409)          -           -   1,269,857
SST Real Return Portfolio Class 3                           1.40%      109,789      (24,917)          -           -      84,872
SST Real Return Portfolio Class 3                           1.52%    1,978,556   (1,098,038)          -           -     880,518
SST Real Return Portfolio Class 3                           1.55%    1,050,321     (270,729)          -           -     779,592
SST Real Return Portfolio Class 3                           1.65%    1,419,988     (697,251)          -           -     722,737
SST Real Return Portfolio Class 3                           1.72%       78,086      (43,759)          -           -      34,327
SST Real Return Portfolio Class 3                           1.77%      693,588     (424,278)          -           -     269,310
SST Real Return Portfolio Class 3                           1.80%      103,889      (21,130)          -           -      82,759
SST Real Return Portfolio Class 3                           1.90%      817,991     (346,903)          -           -     471,088
SST Real Return Portfolio Class 3                           1.95%       21,859      (13,487)          -           -       8,372
SST Real Return Portfolio Class 3                           1.97%        4,338       (1,305)          -           -       3,033
SST Real Return Portfolio Class 3                           2.02%       11,904       (9,029)          -           -       2,875
SST Real Return Portfolio Class 3                           2.05%           51           (2)          -           -          49
SST Real Return Portfolio Class 3                           2.15%       83,121      (51,005)          -           -      32,116
SST Real Return Portfolio Class 3                           2.17%       16,493       (5,971)          -           -      10,522
SST Real Return Portfolio Class 3                           2.30%        9,457      (11,740)          -           -      (2,283)

(1) Presentation of Note 6 changed for 2013 to include Total Expense and Annuity Unit detail for each Sub-account.

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2012.

                                                                            Accumulation
                                                               Accumulation     Units     Net Increase
Sub-accounts                                                   Units Issued   Redeemed     (Decrease)
-------------------------------------------------------------- ------------ ------------- -------------
Lord Abbett Growth and Income Portfolio Class VC                    892,250   (2,184,664)   (1,292,414)
American Funds Growth-Income Fund Class 2                            73,718   (3,780,505)   (3,706,787)
American Funds Growth-Income Fund Class 3                             1,367     (234,106)     (232,739)
American Funds Growth Fund Class 2                                   49,166   (3,391,909)   (3,342,743)
American Funds Growth Fund Class 3                                      494     (155,180)     (154,686)
American Funds High-Income Bond Fund Class 3                         10,753      (30,484)      (19,731)
Lord Abbett Mid Cap Stock Portfolio Class VC                          3,246     (398,859)     (395,613)
American Funds Asset Allocation Fund Class 2                         13,004     (733,927)     (720,923)
American Funds Asset Allocation Fund Class 3                         18,411     (110,104)      (91,693)
American Funds Global Growth Fund Class 2                            46,450   (2,267,053)   (2,220,603)
American Funds Cash Management Fund Class 3                          66,527     (126,951)      (60,424)
American Funds International Fund Class 3                               370     (138,093)     (137,723)
American Funds US Government AAA-Rated Securities Fund Class 3        1,984     (104,691)     (102,707)
Principal Equity Income Account Class 1                                 803     (436,852)     (436,049)
Principal Equity Income Account Class 2                               9,959     (406,008)     (396,049)
Principal LargeCap Blend Account II Class 1                              56      (90,477)      (90,421)
Principal LargeCap Blend Account II Class 2                           2,335       (5,270)       (2,935)
Principal LargeCap Growth Account Class 1                                 -      (12,427)      (12,427)
Principal LargeCap Growth Account Class 2                             6,821      (11,368)       (4,547)
Principal Income Account Class 1                                     46,691     (150,320)     (103,629)
Principal Income Account Class 2                                      2,813      (77,246)      (74,433)
Principal Diversified International Account Class 1                   1,350      (70,833)      (69,483)
Principal Diversified International Account Class 2                       -      (96,529)      (96,529)
Principal Money Market Account Class 1                               96,607     (221,654)     (125,047)
Principal Money Market Account Class 2                              143,623     (220,928)      (77,305)
Principal Real Estate Securities Account Class 1                      6,717       (5,861)          856
Principal Real Estate Securities Account Class 2                         62       (3,187)       (3,125)
Principal SAM Balanced Portfolio Class 1                              1,173   (1,437,601)   (1,436,428)
Principal SAM Balanced Portfolio Class 2                              8,647     (695,020)     (686,373)
Principal SAM Conservative Balanced Portfolio Class 1                28,942     (315,524)     (286,582)
Principal SAM Conservative Balanced Portfolio Class 2                 7,613     (113,553)     (105,940)
Principal SAM Conservative Growth Portfolio Class 1                   1,697     (391,606)     (389,909)
Principal SAM Conservative Growth Portfolio Class 2                   3,291     (455,278)     (451,987)
Principal SAM Flexible Income Portfolio Class 1                      29,672     (210,540)     (180,868)
Principal SAM Flexible Income Portfolio Class 2                       8,900     (130,398)     (121,498)
Principal SAM Strategic Growth Portfolio Class 1                         68     (318,800)     (318,732)
Principal SAM Strategic Growth Portfolio Class 2                        321     (250,303)     (249,982)
Principal Short-Term Income Account Class 1                               -      (92,235)      (92,235)
Principal Short-Term Income Account Class 2                           3,192      (42,173)      (38,981)
Principal SmallCap Growth Account II Class 1                              5      (25,370)      (25,365)
Principal SmallCap Growth Account II Class 2                            210       (5,620)       (5,410)
Principal SmallCap Value Account I Class 1                            1,803       (1,982)         (179)
Principal SmallCap Value Account I Class 2                                -       (2,284)       (2,284)
Principal Government & High Quality Bond Class 1                     30,395      (62,178)      (31,783)
Principal Government & High Quality Bond Class 2                      7,831      (22,363)      (14,532)
Principal PVC Capital Appreciation Account Class 1                       32     (146,435)     (146,403)
Principal PVC Principal Capital Appreciation Account Class 2            654      (61,784)      (61,130)
Principal PVC MidCap Blend Acct Class 1                                   3      (75,659)      (75,656)
Principal PVC MidCap Blend Acct Class 2                               5,408      (24,258)      (18,850)
Columbia VP Income Opportunities Fund Class 1                         2,065     (198,525)     (196,460)
Columbia VP Asset Allocation Fund Class 1                                 -      (30,867)      (30,867)
Columbia VP -Dividend Opportunity Fund Class 1                          104      (59,487)      (59,383)
Columbia VP Mid Cap Growth Opportunity Fund Class 1                       -      (25,460)      (25,460)
Columbia VP Small Company Growth Fund Class 1                           127      (26,479)      (26,352)
Invesco VI American Franchise Fund Series II                         41,351     (388,431)     (347,080)
Invesco VI Comstock Fund Series II                                1,240,340   (2,719,445)   (1,479,105)
Invesco VI Growth and Income Fund Series II                       1,871,823   (3,892,341)   (2,020,518)
Franklin Income Securities Fund Class 2                           2,730,085     (922,006)    1,808,079
Franklin Templeton VIP Founding Funds Allocations Fund Class 2      345,039     (544,885)     (199,846)
Columbia VP Marsico Focused Equities Fund Class 1                     6,060     (476,673)     (470,613)
Columbia VP Marsico 21st Century Fund Class 1                             -      (21,033)      (21,033)
Columbia VP Marsico Growth Fund Class 1                                 178      (57,576)      (57,398)
Columbia VP Marsico International Opportunities Fund Class 2            101      (55,916)      (55,815)
Sterling Capital Select Equity VIF                                      222      (73,948)      (73,726)
Sterling Capital Special Opportunities VIF                            3,372     (200,794)     (197,422)
Sterling Capital Strategic Allocation Equity VIF                          -            -             -
Sterling Capital Total Return Bond VIF                               13,890      (57,261)      (43,371)
AST Growth Portfolio Class 1                                          6,111     (457,390)     (451,279)
AST Growth Portfolio Class 2                                          5,786     (165,756)     (159,970)
AST Growth Portfolio Class 3                                        179,941     (609,219)     (429,278)
AST Government and Quality Bond Portfolio Class 1                    13,745     (912,682)     (898,937)
AST Government and Quality Bond Portfolio Class 2                    75,642     (514,940)     (439,298)
AST Government and Quality Bond Portfolio Class 3                 6,385,691   (4,089,198)    2,296,493
AST Capital Appreciation Portfolio Class 1                           11,826     (847,091)     (835,265)
AST Capital Appreciation Portfolio Class 2                            4,118     (206,445)     (202,327)
AST Capital Appreciation Portfolio Class 3                        1,048,176   (1,141,849)      (93,673)
AST Natural Resources Portfolio Class 1                               4,185     (255,141)     (250,956)
AST Natural Resources Portfolio Class 2                               2,166      (58,095)      (55,929)
AST Natural Resources Portfolio Class 3                             541,465     (441,796)       99,669

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2012.

                                                                            Accumulation
                                                               Accumulation     Units     Net Increase
Sub-accounts                                                   Units Issued   Redeemed     (Decrease)
-------------------------------------------------------------- ------------ ------------- -------------
SAST Small Company Value Portfolio Class 3                          733,753   (1,447,973)     (714,220)
SAST Mid-Cap Growth Portfolio Class 1                                 8,280     (446,265)     (437,985)
SAST Mid-Cap Growth Portfolio Class 2                                 3,182     (241,538)     (238,356)
SAST Mid-Cap Growth Portfolio Class 3                               444,096     (839,706)     (395,610)
SAST Capital Growth Portfolio Class 1                                16,814     (119,216)     (102,402)
SAST Capital Growth Portfolio Class 2                                   145      (38,597)      (38,452)
SAST Capital Growth Portfolio Class 3                               128,088     (796,139)     (668,051)
SAST Blue Chip Growth Portfolio Class 1                               2,024     (415,291)     (413,267)
SAST Blue Chip Growth Portfolio Class 2                              12,909      (89,503)      (76,594)
SAST Blue Chip Growth Portfolio Class 3                             642,155     (590,100)       52,055
SAST Growth Opportunities Portfolio Class 1                           3,489     (446,213)     (442,724)
SAST Growth Opportunities Portfolio Class 2                           1,843     (127,912)     (126,069)
SAST Growth Opportunities Portfolio Class 3                         625,918   (1,672,139)   (1,046,221)
SAST Technology Portfolio Class 1                                     9,308     (432,762)     (423,454)
SAST Technology Portfolio Class 2                                    22,730     (239,824)     (217,094)
SAST Technology Portfolio Class 3                                   186,254   (1,589,273)   (1,403,019)
SAST Marsico Focused Growth Portfolio Class 1                        21,101     (124,810)     (103,709)
SAST Marsico Focused Growth Portfolio Class 2                           940     (201,502)     (200,562)
SAST Marsico Focused Growth Portfolio Class 3                     1,046,008     (439,405)      606,603
SAST Small & Mid Cap Value Portfolio Class 2                          4,141     (193,663)     (189,522)
SAST Small & Mid Cap Value Portfolio Class 3                      1,622,569   (2,485,439)     (862,870)
SAST Foreign Value Portfolio Class 2                                  7,735     (290,604)     (282,869)
SAST Foreign Value Portfolio Class 3                              2,208,530   (3,189,859)     (981,329)
SAST VCP Value Portfolio Class 3                                          -            -             -
SAST VCP Total Return Balanced Portfolio Class 3                          -            -             -
SAST Protected Asset Allocation SAST Portfolio Class 3              494,389         (442)      493,947
SAST American Funds Growth Portfolio Class 3                      1,547,096   (2,119,083)     (571,987)
SAST American Funds Global Growth Portfolio Class 3               1,729,629   (3,258,854)   (1,529,225)
SAST American Funds Growth-Income Portfolio Class 3               1,266,316   (2,118,057)     (851,741)
SAST American Funds Asset Allocation Portfolio Class 3            1,588,899     (905,624)      683,275
SAST Cash Management Portfolio Class 1                              372,745   (1,506,674)   (1,133,929)
SAST Cash Management Portfolio Class 2                              155,639     (459,570)     (303,931)
SAST Cash Management Portfolio Class 3                            5,288,983   (7,128,818)   (1,839,835)
SAST Corporate Bond Portfolio Class 1                                63,856     (559,860)     (496,004)
SAST Corporate Bond Portfolio Class 2                                21,805     (192,311)     (170,506)
SAST Corporate Bond Portfolio Class 3                             4,447,579   (2,848,186)    1,599,393
SAST Global Bond Portfolio Class 1                                   10,833     (335,544)     (324,711)
SAST Global Bond Portfolio Class 2                                   19,395      (89,233)      (69,838)
SAST Global Bond Portfolio Class 3                                2,553,121     (996,895)    1,556,226
SAST High-Yield Bond Portfolio Class 1                               76,059     (422,977)     (346,918)
SAST High-Yield Bond Portfolio Class 2                                  681     (135,730)     (135,049)
SAST High-Yield Bond Portfolio Class 3                            2,222,808     (810,408)    1,412,400
AST Asset Allocation Portfolio Class 1                               21,201     (644,478)     (623,277)
AST Asset Allocation Portfolio Class 2                               25,145      (57,530)      (32,385)
AST Asset Allocation Portfolio Class 3                              344,879     (225,175)      119,704
SAST Growth-Income Portfolio Class 1                                 15,504     (705,520)     (690,016)
SAST Growth-Income Portfolio Class 2                                  4,117      (37,339)      (33,222)
SAST Growth-Income Portfolio Class 3                              2,678,592     (324,035)    2,354,557
SAST Global Equities Portfolio Class 1                                3,750     (400,894)     (397,144)
SAST Global Equities Portfolio Class 2                                  591      (95,658)      (95,067)
SAST Global Equities Portfolio Class 3                              198,217     (194,421)        3,796
SAST Alliance Growth Portfolio Class 1                               15,137     (709,380)     (694,243)
SAST Alliance Growth Portfolio Class 2                                1,871     (124,433)     (122,562)
SAST Alliance Growth Portfolio Class 3                              153,419     (470,994)     (317,575)
SAST MFS Massachusetts Investors Trust Portfolio Class 1              7,421     (328,973)     (321,552)
SAST MFS Massachusetts Investors Trust Portfolio Class 2              4,893      (90,039)      (85,146)
SAST MFS Massachusetts Investors Trust Portfolio Class 3          1,924,881     (938,540)      986,341
SAST Fundamental Growth Portfolio Class 1                             5,462     (290,333)     (284,871)
SAST Fundamental Growth Portfolio Class 2                             4,144      (30,721)      (26,577)
SAST Fundamental Growth Portfolio Class 3                           121,242     (500,679)     (379,437)
SAST Dynamic Allocation Portfolio Class 3                       171,480,323   (2,280,948)  169,199,375
SAST International Diversified Equities Portfolio Class 1            15,248     (550,958)     (535,710)
SAST International Diversified Equities Portfolio Class 2             6,799     (305,025)     (298,226)
SAST International Diversified Equities Portfolio Class 3           312,103   (2,343,898)   (2,031,795)
SAST Davis Venture Value Portfolio Class 1                           44,629   (1,810,741)   (1,766,112)
SAST Davis Venture Value Portfolio Class 2                            4,691     (330,996)     (326,305)
SAST Davis Venture Value Portfolio Class 3                        2,173,349   (1,955,618)      217,731
SAST MFS Total Return Portfolio Class 1                              16,372     (845,459)     (829,087)
SAST MFS Total Return Portfolio Class 2                              14,553     (286,237)     (271,684)
SAST MFS Total Return Portfolio Class 3                           1,131,164   (1,009,865)      121,299
SAST Total Return Bond Portfolio Class 1                            317,941     (432,198)     (114,257)
SAST Total Return Bond Portfolio Class 2                            108,148     (119,005)      (10,857)
SAST Total Return Bond Portfolio Class 3                         12,675,590   (2,716,998)    9,958,592
SAST Telecom Utility Portfolio Class 1                                1,907     (161,319)     (159,412)
SAST Telecom Utility Portfolio Class 2                                  248      (21,329)      (21,081)
SAST Telecom Utility Portfolio Class 3                              237,808     (118,016)      119,792
SAST Equity Opportunities Portfolio Class 1                           3,114     (199,776)     (196,662)
SAST Equity Opportunities Portfolio Class 2                             704      (52,772)      (52,068)
SAST Equity Opportunities Portfolio Class 3                         260,403     (244,168)       16,235
SAST Aggressive Growth Portfolio Class 1                              4,335     (251,552)     (247,217)
SAST Aggressive Growth Portfolio Class 2                                552      (41,757)      (41,205)
SAST Aggressive Growth Portfolio Class 3                            211,179     (122,102)       89,077
SAST International Growth and Income Portfolio Class 1                8,253     (610,359)     (602,106)
SAST International Growth and Income Portfolio Class 2                4,333     (147,068)     (142,735)
SAST International Growth and Income Portfolio Class 3              165,435   (2,529,814)   (2,364,379)
SAST Emerging Markets Portfolio Class 1                               8,098     (400,899)     (392,801)
SAST Emerging Markets Portfolio Class 2                                 842     (120,514)     (119,672)
SAST Emerging Markets Portfolio Class 3                             490,717   (1,073,339)     (582,622)
SAST SunAmerica Dynamic Strategy Portfolio Class 3               20,135,180     (101,862)   20,033,318

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 6 - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2012.

                                                                            Accumulation
                                                               Accumulation     Units     Net Increase
Sub-accounts                                                   Units Issued   Redeemed     (Decrease)
-------------------------------------------------------------- ------------ ------------- -------------
SAST Real Estate Portfolio Class 1                                   21,438     (160,989)     (139,551)
SAST Real Estate Portfolio Class 2                                    5,485      (52,464)      (46,979)
SAST Real Estate Portfolio Class 3                                1,723,300   (1,074,881)      648,419
SAST Dogs of Wall Street Portfolio Class 1                           24,835     (170,795)     (145,960)
SAST Dogs of Wall Street Portfolio Class 2                            1,517      (55,603)      (54,086)
SAST Dogs of Wall Street Portfolio Class 3                        1,116,046     (304,360)      811,686
SAST Balanced Portfolio Class 1                                      14,716     (409,984)     (395,268)
SAST Balanced Portfolio Class 2                                         561      (55,810)      (55,249)
SAST Balanced Portfolio Class 3                                   2,515,754     (299,265)    2,216,489
SST Allocation Balanced Portfolio Class 3                         3,251,053     (534,103)    2,716,950
SST Allocation Moderate Portfolio Class 3                         2,822,364     (658,782)    2,163,582
SST Allocation Moderate Growth Portfolio Class 3                  2,505,734     (648,444)    1,857,290
SST Allocation Growth Portfolio Class 3                             331,774      (73,273)      258,501
SST Real Return Portfolio Class 3                                 6,494,366   (1,246,470)    5,247,896

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
Lord Abbett Growth and Income Portfolio Class VC (7)
----------------------------------------------------
2013                      17,888,768    11.92   to   12.87     266,894,588   1.15%  to  2.30%      0.56%   32.82%     to  34.35%
2012                      22,003,083     8.97   to    9.58     246,903,048   1.15%  to  2.30%      0.95%    9.53%     to  10.80%
2011                      23,295,497     8.19   to    8.65     240,195,562   1.15%  to  2.30%      0.75%   -8.22%     to  -7.15%
2010                      21,726,327     8.92   to    9.31     249,602,582   1.15%  to  2.30%      0.58%   14.76%     to  16.07%
2009                      21,685,033     7.78   to    8.03     218,701,580   1.15%  to  2.30%      1.02%   17.54%     to  22.85%(8)

American Funds Growth-Income Fund Class 2
-----------------------------------------
2013                      14,676,170    22.92   to   24.13     352,190,230   1.52%  to  1.97%      1.30%   30.91%     to  31.49%
2012                      18,139,027    17.51   to   18.35     331,179,768   1.52%  to  1.97%      1.55%   15.19%     to  15.71%
2011                      21,845,814    15.20   to   15.86     344,899,767   1.52%  to  1.97%      1.46%   -3.75%     to  -3.31%
2010                      26,741,866    15.79   to   16.40     436,801,880   1.52%  to  1.97%      1.44%    9.25%     to   9.75%
2009                      31,212,080    14.46   to   14.94     464,726,621   1.52%  to  1.97%      1.58%   28.68%     to  29.26%

American Funds Growth-Income Fund Class 3
-----------------------------------------
2013                       1,078,621   176.43   to  179.30     193,255,373   1.30%  to  1.40%      1.38%   31.73%     to  31.86%
2012                       1,238,142   133.93   to  135.98     168,248,736   1.30%  to  1.40%      1.60%   15.95%     to  16.07%
2011                       1,470,881   115.51   to  117.16     172,210,686   1.30%  to  1.40%      1.52%   -3.14%     to  -3.04%
2010                       1,727,264   119.25   to  120.84     208,592,720   1.30%  to  1.40%      1.47%    9.95%     to  10.06%
2009                       2,051,954   108.46   to  109.79     225,163,090   1.30%  to  1.40%      1.61%   29.48%     to  29.61%

American Funds Growth Fund Class 2
----------------------------------
2013                      12,326,326    26.39   to   27.76     340,146,937   1.52%  to  1.97%      0.90%   27.57%     to  28.15%
2012                      15,234,989    20.69   to   21.66     328,241,194   1.52%  to  1.97%      0.76%   15.59%     to  16.11%
2011                      18,577,732    17.90   to   18.66     344,935,437   1.52%  to  1.97%      0.58%   -6.14%     to  -5.72%
2010                      23,161,429    19.07   to   19.79     456,326,337   1.52%  to  1.97%      0.70%   16.37%     to  16.89%
2009                      27,875,080    16.39   to   16.93     470,030,372   1.52%  to  1.97%      0.65%   36.70%     to  37.31%

American Funds Growth Fund Class 3
----------------------------------
2013                         845,426   251.51   to  255.61     215,982,019   1.30%  to  1.40%      0.98%   28.40%     to  28.52%
2012                         950,747   195.88   to  198.88     188,985,493   1.30%  to  1.40%      0.85%   16.33%     to  16.44%
2011                       1,105,433   168.39   to  170.79     188,708,917   1.30%  to  1.40%      0.65%   -5.54%     to  -5.44%
2010                       1,282,399   178.27   to  180.63     231,541,625   1.30%  to  1.40%      0.76%   17.11%     to  17.23%
2009                       1,494,840   152.22   to  154.09     230,247,705   1.30%  to  1.40%      0.69%   37.58%     to  37.72%

American Funds High-Income Bond Fund Class 3
-------------------------------------------
2013                         198,461    94.21   to   95.74      18,994,525   1.30%  to  1.40%      6.15%    5.29%     to   5.40%
2012                         233,472    89.47   to   90.84      21,202,693   1.30%  to  1.40%      6.89%   12.09%     to  12.20%
2011                         253,203    79.82   to   80.96      20,491,234   1.30%  to  1.40%      7.32%    0.56%     to   0.66%
2010                         287,610    79.38   to   80.43      23,121,444   1.30%  to  1.40%      7.29%   13.54%     to  13.66%
2009                         334,808    69.91   to   70.76      23,685,327   1.30%  to  1.40%      7.13%   37.21%     to  37.34%

Lord Abbett Mid Cap Stock Portfolio Class VC
--------------------------------------------
2013                       1,345,896    18.27   to   18.82      25,275,232   1.52%  to  1.77%      0.40%   28.04%     to  28.36%
2012                       1,632,494    14.27   to   14.66      23,886,260   1.52%  to  1.77%      0.63%   12.53%     to  12.81%
2011                       2,028,107    12.68   to   12.99      26,314,421   1.52%  to  1.77%      0.19%   -5.70%     to  -5.46%
2010                       2,497,517    13.45   to   13.75      34,280,758   1.52%  to  1.77%      0.39%   23.23%     to  23.54%
2009                       2,906,341    10.91   to   11.13      32,294,873   1.52%  to  1.77%      0.47%   24.40%     to  24.71%

American Funds Asset Allocation Fund Class 2
--------------------------------------------
2013                       3,557,044    21.46   to   22.07      78,372,329   1.52%  to  1.77%      1.45%   21.53%     to  21.83%
2012                       3,871,926    17.66   to   18.11      70,041,345   1.52%  to  1.77%      1.84%   14.15%     to  14.43%
2011                       4,592,849    15.47   to   15.83      72,609,243   1.52%  to  1.77%      1.78%   -0.48%     to  -0.23%
2010                       5,407,120    15.54   to   15.87      85,697,533   1.52%  to  1.77%      1.93%   10.53%     to  10.81%
2009                       6,290,551    14.06   to   14.32      89,982,813   1.52%  to  1.77%      2.33%   21.81%     to  22.12%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
American Funds Asset Allocation Fund Class 3
--------------------------------------------
2013                         639,183    65.41   to   66.48      42,459,364   1.30%  to  1.40%      1.52%   22.09%     to  22.21%
2012                         694,087    53.58   to   54.40      37,731,455   1.30%  to  1.40%      1.93%   14.65%     to  14.77%
2011                         785,780    46.73   to   47.40      37,221,998   1.30%  to  1.40%      1.81%   -0.05%     to   0.05%
2010                         922,960    46.75   to   47.37      43,700,036   1.30%  to  1.40%      1.99%   11.05%     to  11.16%
2009                       1,017,052    42.10   to   42.62      43,321,176   1.30%  to  1.40%      2.32%   22.23%     to  22.35%

American Funds Global Growth Fund Class 2
-----------------------------------------
2013                       8,115,559    30.14   to   31.72     256,137,760   1.52%  to  1.97%      1.19%   26.67%     to  27.24%
2012                       9,876,200    23.80   to   24.93     245,057,800   1.52%  to  1.97%      *0.85%   20.17%     to  20.71%
2011                      12,096,803    19.80   to   20.65     248,764,306   1.52%  to  1.97%      1.22%  -10.66%     to -10.26%
2010                      14,920,017    22.17   to   23.01     342,056,864   1.52%  to  1.97%      1.44%    9.57%     to  10.06%
2009                      17,654,633    20.23   to   20.91     367,855,392   1.52%  to  1.97%      1.41%   39.53%     to  40.16%

American Funds Cash Management Fund Class 3
-------------------------------------------
2013                         382,715    20.52   to   20.86       7,979,244   1.30%  to  1.40%      0.00%   -1.82%     to  -1.73%
2012                         490,800    20.90   to   21.22      10,413,855   1.30%  to  1.40%      0.00%   -1.74%     to  -1.64%
2011                         551,224    21.27   to   21.58      11,890,437   1.30%  to  1.40%      0.00%   -1.74%     to  -1.64%
2010                         612,158    21.65   to   21.94      13,423,722   1.30%  to  1.40%      0.00%   -1.74%     to  -1.64%
2009                         785,727    22.03   to   22.30      17,519,838   1.30%  to  1.40%      0.21%   -1.70%     to  -1.60%

American Funds International Fund Class 3
-----------------------------------------
2013                         763,819    59.45   to   60.42      46,122,250   1.30%  to  1.40%      1.37%   19.98%     to  20.10%
2012                         869,072    49.54   to   50.30      43,694,055   1.30%  to  1.40%      1.48%   16.33%     to  16.45%
2011                       1,006,795    42.59   to   43.20      43,473,502   1.30%  to  1.40%      1.67%  -15.05%     to -14.97%
2010                       1,195,394    50.14   to   50.80      60,705,085   1.30%  to  1.40%      2.04%    5.77%     to   5.87%
2009                       1,417,411    47.40   to   47.98      67,987,799   1.30%  to  1.40%      1.55%   41.26%     to  41.40%

American Funds US Government AAA-Rated Securities Fund Class 3
--------------------------------------------------------------
2013                         371,384    38.21   to   38.83      14,411,049   1.30%  to  1.40%      0.64%   -4.35%     to  -4.25%
2012                         488,933    39.95   to   40.56      19,814,636   1.30%  to  1.40%      1.02%    0.60%     to   0.70%
2011                         591,640    39.71   to   40.28      23,809,754   1.30%  to  1.40%      1.81%    6.06%     to   6.17%
2010                         687,580    37.44   to   37.94      26,067,499   1.30%  to  1.40%      1.72%    4.35%     to   4.45%
2009                         753,235    35.88   to   36.32      27,342,808   1.30%  to  1.40%      2.38%    1.15%     to   1.25%

Principal Equity Income Account Class 1
---------------------------------------
2013                       1,264,344    13.36   to   14.04      17,612,822   1.40%  to  1.80%      2.94%   25.04%     to  25.54%
2012                       1,778,033    10.68   to   11.18      19,770,254   1.40%  to  1.80%      2.95%   10.99%     to  11.44%
2011                       2,214,082     9.63   to   10.04      22,105,657   1.40%  to  1.80%      0.49%    3.56%     to   3.97%
2010                       2,690,027     9.29   to    9.65      25,843,438   1.40%  to  1.80%      3.18%   14.11%     to  14.56%
2009                       3,133,789     8.15   to    8.43      26,297,778   1.40%  to  1.80%      5.84%   17.86%     to  18.34%

Principal Equity Income Account Class 2 (6)(7)
---------------------------------------------
2013                         798,311    12.71   to   12.88      10,491,880   1.52%  to  2.17%      2.89%   24.58%     to  25.12%
2012                         919,575     9.69   to   10.29       9,664,865   1.52%  to  2.17%      2.72%    9.32%     to  11.01%
2011                       1,315,624     8.86   to    9.27      12,494,341   1.52%  to  2.17%      0.49%    2.43%     to   3.59%
2010                       1,715,096     8.65   to    8.95      15,738,890   1.52%  to  2.17%      2.85%   13.04%     to  14.13%
2009                       2,212,593     7.65   to    7.84      17,826,430   1.52%  to  2.17%      5.08%   17.95%     to  24.36%(8)

Principal LargeCap Blend Account II Class 1
-------------------------------------------
2013                         195,621     9.11   to    9.57       1,857,347   1.40%  to  1.80%      1.38%   29.07%     to  29.58%
2012                         285,591     7.06   to    7.38       2,089,463   1.40%  to  1.80%      1.34%   13.14%     to  13.60%
2011                         376,012     6.24   to    6.50       2,424,975   1.40%  to  1.80%      0.03%   -1.90%     to  -1.51%
2010                         522,287     6.36   to    6.60       3,420,439   1.40%  to  1.80%      2.44%   11.23%     to  11.68%
2009                         645,109     5.71   to    5.91       3,786,791   1.40%  to  1.80%      1.85%   27.36%     to  27.87%

Principal LargeCap Blend Account II Class 2
-------------------------------------------
2013                          69,392     8.65   to    9.08         628,109   1.55%  to  1.95%      1.23%   28.73%     to  29.25%
2012                          77,461     6.72   to    7.03         542,704   1.55%  to  1.95%      1.02%   12.62%     to  13.07%
2011                          80,396     5.96   to    6.22         498,119   1.55%  to  1.95%      0.02%   -2.34%     to  -1.95%
2010                          92,182     6.11   to    6.34         582,511   1.55%  to  1.95%      2.00%   10.78%     to  11.23%
2009                         100,674     5.51   to    5.70         572,095   1.55%  to  1.95%      1.27%   26.79%     to  27.30%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
Principal LargeCap Growth Account Class 1
-----------------------------------------
2013                          67,597     9.87   to   10.38         696,135   1.40%  to  1.80%      1.48%   31.53%     to  32.05%
2012                          71,443     7.50   to    7.86         557,629   1.40%  to  1.80%      0.30%   14.76%     to  15.22%
2011                          83,870     6.54   to    6.82         568,467   1.40%  to  1.80%      0.00%   -5.95%     to  -5.56%
2010                          93,051     6.95   to    7.22         667,630   1.40%  to  1.80%      0.06%   16.26%     to  16.73%
2009                         121,352     5.98   to    6.19         745,861   1.40%  to  1.80%      0.76%   24.75%     to  25.25%

Principal LargeCap Growth Account Class 2
-----------------------------------------
2013                          46,715     9.45   to    9.91         460,573   1.55%  to  1.95%      1.22%   31.07%     to  31.59%
2012                          50,702     7.21   to    7.53         380,060   1.55%  to  1.95%      0.00%   14.31%     to  14.77%
2011                          55,249     6.30   to    6.56         360,719   1.55%  to  1.95%      0.00%   -6.31%     to  -5.97%
2010                          60,886     6.73   to    6.98         422,658   1.55%  to  1.95%      0.00%   15.82%     to  16.23%
2009                          64,764     5.81   to    6.00         387,148   1.55%  to  1.95%      0.35%   24.42%     to  24.85%

Principal Income Account Class 1
--------------------------------
2013                         602,655     9.65   to   10.15       6,068,394   1.40%  to  1.80%      4.51%   -1.38%     to  -0.99%
2012                         841,026     9.79   to   10.25       8,564,452   1.40%  to  1.80%      4.16%    7.61%     to   8.04%
2011                         944,655     9.10   to    9.49       8,906,531   1.40%  to  1.80%      0.40%    4.35%     to   4.77%
2010                       1,208,383     8.72   to    9.06      10,888,418   1.40%  to  1.80%      6.33%    6.71%     to   7.14%
2009                       1,435,042     8.17   to    8.45      12,072,823   1.40%  to  1.80%     10.22%   16.26%     to  16.72%

Principal Income Account Class 2
--------------------------------
2013                         315,183     9.25   to    9.71       3,052,453   1.55%  to  1.95%      4.70%   -1.82%     to  -1.43%
2012                         354,251     9.42   to    9.85       3,480,524   1.55%  to  1.95%      3.91%    7.17%     to   7.60%
2011                         428,684     8.79   to    9.15       3,914,109   1.55%  to  1.95%      0.39%    4.02%     to   4.42%
2010                         533,544     8.45   to    8.76       4,663,359   1.55%  to  1.95%      5.88%    6.17%     to   6.60%
2009                         707,569     7.96   to    8.22       5,804,410   1.55%  to  1.95%      9.29%   15.89%     to  16.35%

Principal Diversified International Account Class 1
---------------------------------------------------
2013                         188,078     7.61   to    7.94       1,489,308   1.40%  to  1.80%      2.32%   16.29%     to  16.76%
2012                         272,576     6.54   to    6.80       1,850,877   1.40%  to  1.80%      2.12%   16.32%     to  16.79%
2011                         342,059     5.62   to    5.83       1,988,938   1.40%  to  1.80%      0.18%  -12.76%     to -12.41%
2010                         377,301     6.44   to    6.65       2,504,439   1.40%  to  1.80%      1.44%   11.16%     to  11.61%
2009                         473,099     5.80   to    5.96       2,814,443   1.40%  to  1.80%      4.80%   25.04%     to  25.54%

Principal Diversified International Account Class 2
---------------------------------------------------
2013                          70,247     7.26   to    7.59         528,508   1.55%  to  1.95%      2.19%   15.91%     to  16.37%
2012                          72,701     6.26   to    6.52         470,464   1.55%  to  1.95%      1.48%   15.72%     to  16.19%
2011                         169,230     5.41   to    5.61         945,852   1.55%  to  1.95%      0.15%  -13.12%     to -12.72%
2010                         190,975     6.23   to    6.43       1,222,479   1.55%  to  1.95%      1.24%   10.66%     to  11.17%
2009                         218,632     5.63   to    5.78       1,259,606   1.55%  to  1.95%      4.02%   24.12%     to  24.89%

Principal Money Market Account Class 1
--------------------------------------
2013                         222,571     5.52   to    5.82       1,288,528   1.40%  to  1.80%      0.00%   -1.78%     to  -1.39%
2012                         298,282     5.62   to    5.91       1,751,573   1.40%  to  1.80%      0.00%   -1.79%     to  -1.39%
2011                         423,329     5.72   to    5.99       2,522,662   1.40%  to  1.80%      0.00%   -1.78%     to  -1.39%
2010                         658,291     5.83   to    6.07       3,984,221   1.40%  to  1.80%      0.00%   -1.78%     to  -1.39%
2009                       1,015,368     5.93   to    6.16       6,239,662   1.40%  to  1.80%      0.30%   -1.56%     to  -1.17%

Principal Money Market Account Class 2
--------------------------------------
2013                         150,893     5.35   to    5.62         839,867   1.55%  to  1.95%      0.00%   -1.93%     to  -1.53%
2012                         203,490     5.46   to    5.71       1,147,361   1.55%  to  1.95%      0.00%   -1.94%     to  -1.54%
2011                         280,795     5.57   to    5.80       1,616,806   1.55%  to  1.95%      0.00%   -1.93%     to  -1.54%
2010                         384,351     5.68   to    5.89       2,251,961   1.55%  to  1.95%      0.00%   -1.93%     to  -1.54%
2009                         677,053     5.79   to    5.98       4,033,163   1.55%  to  1.95%      0.28%   -1.75%     to  -1.36%

Principal Real Estate Securities Account Class 1 (6)(7)
-------------------------------------------------------
2013                          24,952    21.89   to   22.92         569,391   1.40%  to  1.80%      1.12%    2.48%     to   2.65%
2012                          45,838    21.36   to   22.32       1,020,152   1.40%  to  1.80%      1.43%   15.54%     to  15.75%
2011                          44,982    18.46   to   19.32         866,498   1.40%  to  1.80%      0.00%    6.60%     to   7.42%
2010                          47,843    17.31   to   17.99         857,796   1.40%  to  1.80%      3.08%   22.98%     to  23.96%
2009                          49,991    14.08   to   14.51         723,401   1.40%  to  1.80%      4.28%   26.12%     to  27.13%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
Principal Real Estate Securities Account Class 2 (7)
----------------------------------------------------
2013                          11,435    21.75   to   22.33         254,164   1.55%  to  1.95%      1.10%    2.12%     to   2.27%
2012                          10,775    20.87   to   21.84         234,261   1.55%  to  1.95%      1.00%   15.06%     to  15.13%
2011                          13,900    18.13   to   18.98         262,236   1.55%  to  1.95%      0.00%    7.05%     to   7.19%
2010                          24,526    16.91   to   17.73         430,757   1.55%  to  1.95%      2.77%   23.37%     to  24.02%
2009                          32,241    13.64   to   14.37         460,675   1.55%  to  1.95%      3.48%   26.47%     to  26.72%

Principal SAM Balanced Portfolio Class 1
----------------------------------------
2013                       3,325,779    13.27   to   13.94      45,713,970   1.40%  to  1.80%      2.28%   15.59%     to  16.05%
2012                       4,199,632    11.48   to   12.02      49,900,127   1.40%  to  1.80%      0.66%   10.74%     to  11.18%
2011                       5,636,060    10.36   to   10.81      60,313,522   1.40%  to  1.80%      2.87%   -0.82%     to  -0.42%
2010                       7,630,083    10.45   to   10.85      82,068,848   1.40%  to  1.80%      3.70%   11.58%     to  12.03%
2009                       9,604,945     9.36   to    9.69      92,355,490   1.40%  to  1.80%      4.12%   21.63%     to  22.12%

Principal SAM Balanced Portfolio Class 2
----------------------------------------
2013                       3,058,011    12.67   to   13.35      40,472,400   1.52%  to  2.17%      2.13%   15.06%     to  15.56%
2012                       3,524,659    10.50   to   11.55      40,400,277   1.52%  to  2.17%      0.42%    8.90%     to  10.77%
2011                       4,211,032     9.64   to   10.43      43,608,829   1.52%  to  2.17%      2.53%   -1.99%     to  -0.79%
2010                       5,280,382     9.84   to   10.51      55,154,015   1.52%  to  2.17%      3.50%   10.43%     to  11.63%
2009                       6,366,836     8.91   to    9.41      59,616,382   1.52%  to  2.17%      3.91%   20.36%(8)  to  21.76%

Principal SAM Conservative Balanced Portfolio Class 1
-----------------------------------------------------
2013                         487,502     9.40   to    9.87       4,758,976   1.40%  to  1.80%      2.79%    9.54%     to   9.98%
2012                         748,071     8.58   to    8.97       6,652,704   1.40%  to  1.80%      0.81%    9.20%     to   9.64%
2011                       1,034,653     7.85   to    8.18       8,404,475   1.40%  to  1.80%      3.04%    0.47%     to   0.87%
2010                       1,005,078     7.82   to    8.11       8,102,931   1.40%  to  1.80%      4.35%    9.84%     to  10.28%
2009                       1,287,172     7.12   to    7.36       9,421,124   1.40%  to  1.80%      3.28%   18.99%     to  19.47%

Principal SAM Conservative Balanced Portfolio Class 2 (6)(7)
------------------------------------------------------------
2013                         598,315     8.98   to   13.18       5,710,598   1.52%  to  2.17%      2.53%    9.11%     to   9.57%
2012                         703,758    11.18   to   12.03       6,117,469   1.52%  to  2.17%      0.56%    8.07%     to   9.24%
2011                         809,698    10.34   to   11.01       6,506,641   1.52%  to  2.17%      2.93%   -0.68%     to   0.43%
2010                         890,115    10.41   to   10.96       7,155,837   1.52%  to  2.17%      4.05%    8.60%     to  10.05%
2009                       1,127,485     9.59   to    9.96       8,207,867   1.52%  to  2.17%      2.97%   15.80%(8)  to  18.90%

Principal SAM Conservative Growth Portfolio Class 1
---------------------------------------------------
2013                       1,584,881    13.87   to   14.56      22,666,090   1.40%  to  1.80%      1.73%   20.88%     to  21.37%
2012                       1,884,867    11.47   to   12.00      22,262,452   1.40%  to  1.80%      0.43%   12.14%     to  12.59%
2011                       2,274,776    10.23   to   10.66      23,919,200   1.40%  to  1.80%      2.07%   -2.23%     to  -1.84%
2010                       2,827,562    10.46   to   10.86      30,342,312   1.40%  to  1.80%      3.39%   13.16%     to  13.61%
2009                       3,734,141     9.25   to    9.56      35,334,269   1.40%  to  1.80%      5.18%   23.46%     to  23.95%

Principal SAM Conservative Growth Portfolio Class 2 (7)
-------------------------------------------------------
2013                       1,656,672    13.20   to   13.88      22,783,372   1.52%  to  2.17%      1.60%   20.46%     to  20.98%
2012                       1,903,380    10.51   to   11.48      21,654,425   1.52%  to  2.17%      0.20%   10.22%     to  12.09%
2011                       2,355,367     9.54   to   10.24      23,931,168   1.52%  to  2.17%      1.86%   -3.34%     to  -2.13%
2010                       2,838,301     9.87   to   10.46      29,480,485   1.52%  to  2.17%      3.19%   12.04%     to  13.19%
2009                       3,492,282     8.81   to    9.24      32,078,347   1.52%  to  2.17%      5.02%   23.46%     to  23.99%(8)

Principal SAM Flexible Income Portfolio Class 1
-----------------------------------------------
2013                         780,371    10.68   to   11.23       8,658,858   1.40%  to  1.80%      3.32%    5.83%     to   6.26%
2012                         972,225    10.09   to   10.57      10,178,465   1.40%  to  1.80%      1.10%    8.66%     to   9.09%
2011                       1,153,093     9.29   to    9.69      11,079,025   1.40%  to  1.80%      3.89%    1.54%     to   1.95%
2010                       1,411,163     9.15   to    9.51      13,335,320   1.40%  to  1.80%      5.24%    8.54%     to   8.97%
2009                       1,945,377     8.43   to    8.72      16,873,589   1.40%  to  1.80%      4.94%   17.82%     to  18.29%

Principal SAM Flexible Income Portfolio Class 2 (6)(7)
------------------------------------------------------
2013                         793,951    10.22   to   13.23       8,488,777   1.52%  to  2.17%      3.28%    5.39%     to   5.84%
2012                         908,101    11.50   to   12.50       9,188,735   1.52%  to  2.17%      0.87%    7.19%     to   8.67%
2011                       1,029,599    10.73   to   11.50       9,590,282   1.52%  to  2.17%      3.67%    0.35%     to   1.58%
2010                       1,156,232    10.69   to   11.32      10,602,634   1.52%  to  2.17%      5.07%    7.37%     to   8.60%
2009                       1,647,151     9.96   to   10.42      13,907,215   1.52%  to  2.17%      4.41%   13.13%(8)  to  17.81%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
Principal SAM Strategic Growth Portfolio Class 1
-------------------------------------------------
2013                         373,607    15.14   to   15.89       5,854,141   1.40%  to  1.80%      1.28%   25.13%     to  25.63%
2012                         472,085    12.10   to   12.64       5,899,514   1.40%  to  1.80%      0.22%   13.46%     to  13.91%
2011                         790,817    10.66   to   11.10       8,690,182   1.40%  to  1.80%      1.57%   -3.65%     to  -3.26%
2010                       1,020,734    11.07   to   11.47      11,620,735   1.40%  to  1.80%      2.49%   14.32%     to  14.78%
2009                       1,290,665     9.68   to   10.00      12,809,684   1.40%  to  1.80%      3.79%   25.18%     to  25.68%

Principal SAM Strategic Growth Portfolio Class 2(7)
---------------------------------------------------
2013                         631,501    14.43   to   15.21       9,481,336   1.52%  to  2.17%      1.09%   24.65%     to  25.18%
2012                         799,276    11.04   to   12.15       9,600,136   1.52%  to  2.17%      0.00%   11.33%     to  13.49%
2011                       1,049,258     9.92   to   10.71      11,107,748   1.52%  to  2.17%      1.38%   -4.66%     to  -3.60%
2010                       1,397,038    10.40   to   11.11      15,343,930   1.52%  to  2.17%      2.32%   13.29%     to  14.43%
2009                       1,614,716     9.18   to    9.71      15,515,066   1.52%  to  2.17%      3.60%   25.13%     to  26.37%(8)

Principal Short-Term Income Account Class 1
--------------------------------------------
2013                         121,727     7.41   to    7.79         937,075   1.40%  to  1.80%      1.92%   -0.66%     to  -0.26%
2012                         278,678     7.45   to    7.81       2,129,166   1.40%  to  1.80%      2.05%    3.13%     to   3.54%
2011                         370,913     7.23   to    7.54       2,747,274   1.40%  to  1.80%      0.15%   -0.44%     to  -0.04%
2010                         399,144     7.26   to    7.55       2,966,046   1.40%  to  1.80%      1.97%    2.34%     to   2.75%
2009                         457,427     7.09   to    7.34       3,316,828   1.40%  to  1.80%      7.18%    7.98%     to   8.41%

Principal Short-Term Income Account Class 2
-------------------------------------------
2013                         106,974     7.12   to    7.47         791,922   1.55%  to  1.95%      1.84%   -0.70%     to  -0.30%
2012                         163,910     7.17   to    7.49       1,220,917   1.55%  to  1.95%      1.73%    2.65%     to   3.06%
2011                         202,891     6.99   to    7.27       1,468,387   1.55%  to  1.95%      0.15%   -1.00%     to  -0.60%
2010                         254,355     7.06   to    7.31       1,851,701   1.55%  to  1.95%      1.91%    2.35%     to   2.77%
2009                         244,737     6.89   to    7.11       1,734,111   1.55%  to  1.95%      6.53%    7.69%     to   8.12%

Principal SmallCap Growth Account II Class 1
--------------------------------------------
2013                          55,970    10.08   to   10.58         579,563   1.40%  to  1.80%      0.00%   44.81%     to  45.38%
2012                          68,377     6.96   to    7.28         488,161   1.40%  to  1.80%      0.00%   14.21%     to  14.67%
2011                          93,742     6.10   to    6.35         586,911   1.40%  to  1.80%      0.00%   -6.09%     to  -5.72%
2010                         102,863     6.49   to    6.73         684,577   1.40%  to  1.80%      0.00%   24.67%     to  25.17%
2009                         124,856     5.21   to    5.38         664,807   1.40%  to  1.80%      0.00%   29.39%     to  29.91%

Principal SmallCap Growth Account II Class 2
--------------------------------------------
2013                          26,518     9.61   to   10.06         265,263   1.55%  to  1.95%      0.00%   44.15%     to  44.73%
2012                          32,275     6.67   to    6.95         223,293   1.55%  to  1.95%      0.00%   13.88%     to  14.34%
2011                          37,685     5.86   to    6.08         228,026   1.55%  to  1.95%      0.00%   -6.53%     to  -6.17%
2010                          52,037     6.27   to    6.48         335,263   1.55%  to  1.95%      0.00%   24.23%     to  24.74%
2009                          50,781     5.04   to    5.19         262,664   1.55%  to  1.95%      0.00%   28.73%     to  29.26%

Principal SmallCap Value Account I Class 1
------------------------------------------
2013                          17,617    14.22   to   14.89         260,783   1.40%  to  1.80%      1.09%   37.28%     to  37.83%
2012                          20,498    10.36   to   10.80         220,386   1.40%  to  1.80%      0.78%   19.55%     to  20.03%
2011                          20,677     8.66   to    9.00         185,291   1.40%  to  1.80%      0.04%   -5.38%     to  -5.00%
2010                          21,247     9.16   to    9.48         200,565   1.40%  to  1.80%      0.74%   23.81%     to  24.31%
2009                          30,483     7.40   to    7.62         231,797   1.40%  to  1.80%      2.34%   14.37%     to  14.59%

Principal SmallCap Value Account I Class 2 (7)
---------------------------------------------
2013                           7,680    14.27   to   14.47         110,730   1.55%  to  1.95%      1.05%   37.10%     to  37.31%
2012                           8,050     9.88   to   10.54          84,528   1.55%  to  1.95%      0.63%   17.47%     to  19.53%
2011                          10,334     8.41   to    8.82          90,807   1.55%  to  1.95%      0.04%   -6.40%     to  -5.37%
2010                          18,235     8.99   to    9.32         168,872   1.55%  to  1.95%      0.83%   22.51%     to  23.88%
2009                          13,920     7.33   to    7.52         104,411   1.55%  to  1.95%      1.93%   12.90%     to  14.10%

Principal Government & High Quality Bond Class 1
------------------------------------------------
2013                         403,459     7.97   to    8.37       3,324,472   1.40%  to  1.80%      3.95%   -2.79%     to  -2.40%
2012                         522,217     8.20   to    8.58       4,426,281   1.40%  to  1.80%      3.97%    2.05%     to   2.46%
2011                         554,000     8.04   to    8.37       4,588,705   1.40%  to  1.80%      0.18%    4.33%     to   4.75%
2010                         636,769     7.70   to    7.99       5,042,990   1.40%  to  1.80%      3.25%    3.96%     to   4.37%
2009                         821,902     7.41   to    7.66       6,250,179   1.40%  to  1.80%      8.26%    4.57%     to   4.99%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
Principal Government & High Quality Bond Class 2
------------------------------------------------
2013                         115,220     7.58   to    7.94         909,719   1.55%  to  1.95%      3.77%   -3.20%     to  -2.81%
2012                         136,250     7.83   to    8.17       1,106,170   1.55%  to  1.95%      3.76%    1.69%     to   2.10%
2011                         150,782     7.70   to    8.00       1,196,996   1.55%  to  1.95%      0.16%    3.86%     to   4.27%
2010                         188,607     7.41   to    7.67       1,437,348   1.55%  to  1.95%      3.01%    3.61%     to   4.02%
2009                         227,017     7.15   to    7.37       1,664,973   1.55%  to  1.95%      6.97%    4.16%     to   4.58%

Principal PVC Capital Appreciation Account Class 1
---------------------------------------------------
2013                         571,796    17.85   to   18.76      10,659,059   1.40%  to  1.80%      6.34%   30.29%     to  30.81%
2012                         826,168    13.70   to   14.34      11,780,972   1.40%  to  1.80%      1.11%   11.79%     to  12.24%
2011                         972,571    12.25   to   12.78      12,362,447   1.40%  to  1.80%      0.00%   -1.66%     to  -1.26%
2010                       1,217,700    12.46   to   12.94      15,685,617   1.40%  to  1.80%      1.53%   13.34%     to  13.79%
2009                       1,471,453    10.99   to   11.37      16,662,286   1.40%  to  1.80%      1.65%   27.50%     to  28.01%

Principal PVC Principal Capital Appreciation Account Class 2
-------------------------------------------------------------
2013                         108,659    16.93   to   17.77       1,919,921   1.55%  to  1.95%      6.39%   29.73%     to  30.25%
2012                         126,080    13.05   to   13.65       1,711,113   1.55%  to  1.95%      0.79%   11.38%     to  11.82%
2011                         187,210    11.72   to   12.20       2,272,474   1.55%  to  1.95%      0.00%   -2.08%     to  -1.69%
2010                         287,058    11.97   to   12.41       3,548,871   1.55%  to  1.95%      1.28%   12.89%     to  13.34%
2009                         376,687    10.60   to   10.95       4,111,445   1.55%  to  1.95%      0.97%   27.04%     to  27.55%

Principal PVC MidCap Blend Acct Class 1
----------------------------------------
2013                         129,347    16.77   to   17.62       2,250,808   1.40%  to  1.80%      1.39%   31.55%     to  32.07%
2012                         187,668    12.75   to   13.34       2,476,537   1.40%  to  1.80%      0.83%   17.31%     to  17.78%
2011                         263,324    10.87   to   11.33       2,954,840   1.40%  to  1.80%      0.00%    6.36%     to   6.78%
2010                         295,113    10.22   to   10.61       3,108,269   1.40%  to  1.80%      2.44%   21.89%     to  22.38%
2009                         412,151     8.38   to    8.67       3,551,253   1.40%  to  1.80%      2.02%   26.37%     to  26.87%

Principal PVC MidCap Blend Acct Class 2
---------------------------------------
2013                          42,148    15.94   to   16.73         700,580   1.55%  to  1.95%      1.29%   31.01%     to  31.54%
2012                          47,213    12.16   to   12.72         597,045   1.55%  to  1.95%      0.65%   16.86%     to  17.33%
2011                          66,063    10.41   to   10.84         712,401   1.55%  to  1.95%      0.00%    5.91%     to   6.34%
2010                          80,624     9.83   to   10.19         817,910   1.55%  to  1.95%      2.22%   21.44%     to  21.93%
2009                          97,970     8.09   to    8.36         815,986   1.55%  to  1.95%      1.54%   25.87%     to  26.37%

Columbia VP Income Opportunities Fund Class 1 (6)
-------------------------------------------------
2013                         816,832    21.45   to   22.84      18,377,700   1.52%  to  2.17%     14.04%    2.82%     to   3.49%
2012                         953,291    20.86   to   22.07      20,751,956   1.52%  to  2.17%      6.58%   12.58%     to  13.32%
2011                       1,149,751    18.53   to   19.47      22,135,020   1.52%  to  2.17%      7.51%    4.28%     to   4.96%
2010                       1,415,148    17.77   to   18.55      25,984,432   1.52%  to  2.17%      7.78%    9.54%     to  10.27%
2009                       1,372,893    16.22   to   16.82      22,869,890   1.52%  to  2.17%     10.42%   21.56%(8)  to  41.98%

Columbia VP Asset Allocation Fund Class 1
-----------------------------------------
2013                          53,461    14.40   to   14.85         793,248   1.52%  to  2.02%      2.42%   16.10%     to  16.39%
2012                          54,826    12.05   to   12.76         698,941   1.52%  to  2.02%      2.32%   10.23%     to  11.32%
2011                          85,693    10.93   to   11.46         981,636   1.52%  to  2.02%      2.52%   -3.18%     to  -2.34%
2010                          61,271    11.29   to   11.74         717,063   1.52%  to  2.02%      2.57%   10.52%     to  11.72%
2009                          81,637    10.21   to   10.50         855,920   1.52%  to  2.02%      4.22%   18.66%(8)  to  22.13%

Columbia VP -Dividend Opportunity Fund Class 1 (7)
--------------------------------------------------
2013                         171,187    14.19   to   14.67       2,499,869   1.52%  to  2.02%      0.00%   24.60%     to  24.91%
2012                         213,530    11.06   to   11.74       2,498,171   1.52%  to  2.02%      0.00%   11.09%     to  12.38%
2011                         272,913     9.95   to   10.45       2,842,827   1.52%  to  2.02%      2.07%   -9.35%     to  -8.57%
2010                         364,851    10.98   to   11.43       4,153,700   1.52%  to  2.02%      1.60%   12.08%     to  13.26%
2009                         433,315     9.80   to   10.09       4,359,704   1.52%  to  2.02%      3.00%   22.12%     to  22.42%(8)

Columbia VP Mid Cap Growth Opportunity Fund Class 1 (7)
------------------------------------------------------
2013                          31,993    13.78   to   15.36         478,365   1.52%  to  2.02%      0.12%   28.96%     to  29.27%
2012                          43,776    10.69   to   11.88         509,730   1.52%  to  2.02%      0.00%    9.80%     to  10.08%
2011                          69,236     9.71   to   10.82         736,612   1.52%  to  2.02%      0.00%   -6.92%     to  -6.50%
2010                         121,959    10.43   to   11.58       1,383,881   1.52%  to  2.02%      0.07%   27.15%     to  28.11%
2009                         161,899     8.20   to    9.04       1,429,293   1.52%  to  2.02%      0.00%   35.71%(8)  to  41.67%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
Columbia VP Small Company Growth Fund Class 1 (7)
-------------------------------------------------
2013                          60,171    16.89   to   17.45       1,045,736   1.52%  to  2.02%      0.11%   38.02%     to  38.36%
2012                          91,523    12.01   to   12.61       1,150,648   1.52%  to  2.02%      0.00%    9.71%     to  10.31%
2011                         117,875    10.95   to   11.43       1,344,410   1.52%  to  2.02%      0.00%   -7.45%     to  -6.97%
2010                         159,274    11.83   to   12.29       1,951,181   1.52%  to  2.02%      0.00%   25.18%     to  26.44%
2009                         221,739     9.45   to    9.72       2,147,620   1.52%  to  2.02%      0.00%   23.76%     to  28.14%(8)

Invesco VI American Franchise Fund Series II (6)(7)
--------------------------------------------------
2013                       1,384,872    15.92   to   17.22      21,494,962   1.15%  to  2.30%      0.23%   36.62%     to  38.20%
2012                       1,724,094    11.66   to   12.46      19,411,520   1.15%  to  2.30%      0.00%   10.81%     to  12.10%
2011                       2,071,174    10.52   to   11.11      20,837,864   1.15%  to  2.30%      0.00%   -8.71%     to  -7.45%
2010                       2,194,616    11.52   to   12.01      23,718,139   1.15%  to  2.30%      0.00%   16.55%     to  18.22%
2009                       2,817,633     9.89   to   10.16      25,763,129   1.15%  to  2.30%      0.00%   34.29%(8)  to  63.41%

Invesco VI Comstock Fund Series II (6)(7)
-----------------------------------------
2013                      22,819,996    13.73   to   14.75     384,187,587   1.15%  to  2.30%      1.44%   32.58%     to  34.11%
2012                      26,370,726    10.35   to   11.00     334,717,061   1.15%  to  2.30%      1.50%   16.21%     to  17.56%
2011                      27,849,831     8.91   to    9.35     306,802,405   1.15%  to  2.30%      1.28%   -4.33%     to  -3.23%
2010                      23,853,701     9.31   to    9.67     283,683,043   1.15%  to  2.30%      0.13%   13.06%     to  14.37%
2009                      21,815,548     8.24   to    8.45     234,069,034   1.15%  to  2.30%      4.32%   26.94%     to  27.58%(8)

Invesco VI Growth and Income Fund Series II (6)(7)
--------------------------------------------------
2013                      31,574,780    13.52   to   14.54     559,065,143   1.15%  to  2.30%      1.27%   30.74%     to  32.24%
2012                      37,352,836    10.34   to   10.99     507,496,457   1.15%  to  2.30%      1.29%   11.74%     to  13.04%
2011                      39,373,354     9.25   to    9.73     485,240,590   1.15%  to  2.30%      1.04%   -4.48%     to  -3.38%
2010                      36,084,513     9.69   to   10.07     483,038,980   1.15%  to  2.30%      0.10%    9.64%     to  10.91%
2009                      34,206,154     8.83   to    9.08     425,361,561   1.15%  to  2.30%      3.62%   22.69%     to  27.54%(8)

Franklin Income Securities Fund Class 2 (6)(7)
----------------------------------------------
2013                      11,538,863    12.48   to   13.40     150,921,881   1.15%  to  2.30%      6.45%   11.36%     to  12.64%
2012                      10,906,862    11.21   to   11.90     127,193,425   1.15%  to  2.30%      6.41%   10.08%     to  11.36%
2011                       9,098,783    10.18   to   10.68      95,709,571   1.15%  to  2.30%      5.37%    0.04%     to   1.21%
2010                       4,540,183    10.18   to   10.56      47,357,563   1.15%  to  2.30%      6.03%    9.89%     to  11.38%
2009                       2,198,185     9.26   to    9.48      20,645,365   1.15%  to  2.30%      7.12%   25.18%(8)  to  34.05%

Franklin Templeton VIP Founding Funds Allocations Fund Class 2 (6)(7)
---------------------------------------------------------------------
2013                       4,268,985    11.81   to   12.66      52,738,368   1.15%  to  2.30%     12.11%   20.97%     to  22.36%
2012                       4,403,773     9.77   to   10.35      44,629,639   1.15%  to  2.30%      2.78%   12.71%     to  14.01%
2011                       4,603,619     8.66   to    9.08      41,094,450   1.15%  to  2.30%      0.02%   -3.82%     to  -2.67%
2010                       3,952,710     9.01   to    9.32      36,380,043   1.15%  to  2.30%      2.29%    7.43%     to   8.99%
2009                       3,482,506     8.39   to    8.56      29,523,958   1.15%  to  2.30%      2.86%   25.44%(8)  to  28.76%

Columbia VP Marsico Focused Equities Fund Class 1
-------------------------------------------------
2013                       1,989,375    15.42   to   16.51      32,381,678   1.52%  to  2.17%      0.43%   35.15%     to  36.02%
2012                       2,462,182    11.41   to   12.14      29,503,319   1.52%  to  2.17%      0.37%    9.63%     to  10.34%
2011                       2,932,795    10.41   to   11.00      31,888,262   1.52%  to  2.17%      0.42%   -4.84%     to  -4.08%
2010                       3,687,487    10.94   to   11.47      41,882,170   1.52%  to  2.17%      0.45%   15.84%     to  16.93%
2009                       4,675,588     9.44   to    9.81      45,470,864   1.52%  to  2.17%      0.66%   24.94%(8)  to  26.73%

Columbia VP Marsico 21st Century Fund Class 1 (7)
-------------------------------------------------
2013                          56,316    19.76   to   20.40       1,142,130   1.52%  to  2.02%      0.41%   39.94%     to  40.29%
2012                          75,938    13.82   to   14.54       1,099,367   1.52%  to  2.02%      0.00%    8.99%     to   9.70%
2011                          96,971    12.68   to   13.25       1,280,717   1.52%  to  2.02%      0.00%  -14.02%     to -13.26%
2010                         107,059    14.75   to   15.28       1,631,456   1.52%  to  2.02%      0.00%   14.52%     to  15.64%
2009                         131,028    12.88   to   13.21       1,724,985   1.52%  to  2.02%      0.12%   25.15%     to  31.66%(8)

Columbia VP Marsico Growth Fund Class 1
---------------------------------------
2013                         152,422    14.98   to   15.46       2,344,258   1.52%  to  2.02%      0.24%   33.27%     to  33.60%
2012                         190,965    10.80   to   11.57       2,200,594   1.52%  to  2.02%      0.66%    8.03%     to  10.54%
2011                         248,363    10.00   to   10.47       2,590,925   1.52%  to  2.02%      0.28%   -5.00%     to  -4.11%
2010                         323,404    10.53   to   10.91       3,520,564   1.52%  to  2.02%      0.12%   18.71%     to  19.71%
2009                         441,440     8.87   to    9.12       4,016,044   1.52%  to  2.02%      0.76%   24.10%(8)  to  24.75%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
Columbia VP Marsico International Opportunities Fund Class 2
------------------------------------------------------------
2013                         108,715    19.54   to   20.13       2,183,096   1.52%  to  2.02%      0.39%   18.29%     to  18.59%
2012                         142,991    16.09   to   16.97       2,422,378   1.52%  to  2.02%      0.90%   14.26%     to  15.84%
2011                         198,806    14.08   to   14.65       2,907,894   1.52%  to  2.02%      0.78%  -18.15%     to -17.45%
2010                         248,600    17.21   to   17.75       4,403,401   1.52%  to  2.02%      0.69%   11.11%     to  12.01%
2009                         296,817    15.49   to   15.85       4,694,413   1.52%  to  2.02%      1.88%   25.60%(8)  to  35.87%

Sterling Capital Select Equity VIF (6)(7)
------------------------------------------
2013                          92,189    10.68   to   11.36       1,036,586   1.52%  to  2.17%      1.20%   15.68%     to  15.97%
2012                         110,190     9.24   to    9.80       1,069,734   1.52%  to  2.17%      0.98%   12.55%     to  12.65%
2011                         161,090     8.20   to    8.71       1,391,970   1.52%  to  2.17%      1.09%   -6.52%     to  -5.48%
2010                         190,884     8.78   to    9.21       1,745,230   1.52%  to  2.17%      1.27%    8.98%     to  10.24%
2009                         221,514     8.05   to    8.35       1,836,714   1.52%  to  2.17%      1.00%   16.71%     to  23.46%(8)

Sterling Capital Special Opportunities VIF (6)(7)
-------------------------------------------------
2013                         542,417    19.25   to   20.08      10,830,520   1.52%  to  2.17%      0.07%   24.29%     to  24.91%
2012                         718,972    15.50   to   16.08      11,496,176   1.52%  to  2.17%      0.26%   12.45%     to  12.60%
2011                         916,394    13.78   to   14.28      13,013,539   1.52%  to  2.17%      0.00%   -5.60%     to  -4.99%
2010                       1,035,403    14.60   to   15.03      15,483,642   1.52%  to  2.17%      0.06%   13.58%     to  14.48%
2009                       1,117,946    12.85   to   13.12      14,612,765   1.52%  to  2.17%      0.00%   27.30%(8)  to  41.37%

Sterling Capital Strategic Allocation Equity VIF (6)(7)
-------------------------------------------------------
2013                               -        -   to       -               -   1.52%  to  2.17%      0.07%    0.00%     to   0.00%
2012                         144,790     9.86   to   10.41       1,498,142   1.52%  to  2.17%      0.89%   11.67%     to  11.70%
2011                         167,616     8.83   to    9.32       1,554,013   1.52%  to  2.17%      0.79%   -9.55%     to  -8.72%
2010                         198,013     9.76   to   10.21       2,012,635   1.52%  to  2.17%      1.52%   12.22%     to  13.24%
2009                         254,380     8.70   to    9.01       2,284,872   1.52%  to  2.17%      0.86%   23.36%     to  26.47%(8)

Sterling Capital Total Return Bond VIF (6)(7)
--------------------------------------------
2013                         488,808    12.33   to   13.08       6,373,390   1.52%  to  2.17%      3.09%   -3.14%     to  -3.05%
2012                         557,546    12.92   to   13.49       7,502,837   1.52%  to  2.17%      2.84%    4.50%     to   5.03%
2011                         600,917    12.30   to   12.91       7,732,666   1.52%  to  2.17%      3.63%    4.13%     to   4.50%
2010                         750,050    11.82   to   12.36       9,243,994   1.52%  to  2.17%      3.85%    5.35%     to   6.10%
2009                         813,916    11.22   to   11.65       9,457,386   1.52%  to  2.17%      4.02%    5.05%(8)  to   6.93%

AST Growth Portfolio Class 1
----------------------------
2013                       1,963,129    44.73   to   46.20      90,632,280   1.52%  to  1.77%      0.78%   32.81%     to  33.14%
2012                       2,271,526    33.68   to   34.70      78,772,999   1.52%  to  1.77%      0.56%   11.96%     to  12.24%
2011                       2,722,805    30.08   to   30.92      84,129,487   1.52%  to  1.77%      0.72%   -7.90%     to  -7.67%
2010                       3,315,995    32.66   to   33.48     110,972,743   1.52%  to  1.77%      0.69%   12.14%     to  12.42%
2009                       4,003,562    29.12   to   29.78     119,178,758   1.52%  to  1.77%      1.12%   35.97%     to  36.31%


AST Growth Portfolio Class 2
----------------------------
2013                         557,541    43.16   to   45.42      25,167,652   1.52%  to  1.97%      0.61%   32.35%     to  32.94%
2012                         703,753    32.61   to   34.17      23,923,993   1.52%  to  1.97%      0.39%   11.57%     to  12.08%
2011                         863,723    29.23   to   30.49      26,217,903   1.52%  to  1.97%      0.54%   -8.22%     to  -7.81%
2010                       1,065,457    31.84   to   33.07      35,104,300   1.52%  to  1.97%      0.58%   11.75%     to  12.26%
2009                       1,255,422    28.50   to   29.46      36,875,488   1.52%  to  1.97%      0.91%   35.49%     to  36.10%

AST Growth Portfolio Class 3 (6)(7)
-----------------------------------
2013                       3,156,786    13.92   to   14.79     113,886,341   1.15%  to  2.30%      0.54%   31.98%     to  33.30%
2012                       3,811,288    10.21   to   11.09     107,879,000   1.15%  to  2.30%      0.29%    9.61%     to  12.38%
2011                       4,240,566     9.31   to    9.87     112,152,534   1.15%  to  2.30%      0.45%   -8.74%     to  -7.56%
2010                       4,614,824    10.20   to   10.68     139,438,193   1.15%  to  2.30%      0.50%   10.84%     to  12.56%
2009                       5,241,332     9.21   to    9.49     143,954,599   1.15%  to  2.30%      0.77%   28.66%(8)  to  36.47%

AST Government and Quality Bond Portfolio Class 1
-------------------------------------------------
2013                       4,435,744    20.07   to   20.73      91,347,684   1.52%  to  1.77%      2.34%   -3.81%     to  -3.56%
2012                       5,343,112    14.25   to   21.50     114,136,242   1.52%  to  1.77%      2.24%    1.97%     to   2.23%
2011                       6,242,049    13.98   to   21.03     130,486,125   1.52%  to  1.77%      3.08%    5.21%     to   5.47%
2010                       7,751,361    13.28   to   19.94     153,478,309   1.52%  to  1.77%      3.98%    3.15%     to   3.41%
2009                       9,397,555    12.88   to   19.28     179,811,641   1.52%  to  1.77%      4.66%    2.44%     to   2.69%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
AST Government and Quality Bond Portfolio Class 2
-------------------------------------------------
2013                       2,106,669    19.33   to   20.35      42,659,536   1.52%  to  1.97%      2.12%   -4.14%     to  -3.71%
2012                       2,454,974    20.16   to   21.17      51,673,486   1.52%  to  1.97%      2.05%    1.61%     to   2.07%
2011                       2,894,272    19.84   to   20.74      59,710,741   1.52%  to  1.97%      2.88%    4.84%     to   5.31%
2010                       3,615,043    18.93   to   19.69      70,840,016   1.52%  to  1.97%      3.77%    2.79%     to   3.25%
2009                       4,464,526    18.41   to   19.07      84,762,472   1.52%  to  1.97%      4.53%    2.08%     to   2.54%

AST Government and Quality Bond Portfolio Class 3 (6)(7)
--------------------------------------------------------
2013                      36,451,502    11.32   to   12.17     599,998,696   1.15%  to  2.30%      2.12%   -4.55%     to  -3.45%
2012                      35,919,014    11.86   to   12.60     631,222,456   1.15%  to  2.30%      2.05%    1.18%     to   2.35%
2011                      33,622,521    11.72   to   12.31     607,330,250   1.15%  to  2.30%      2.97%    4.39%     to   5.60%
2010                      33,724,258    11.23   to   11.66     614,635,115   1.15%  to  2.30%      3.69%    2.34%     to   3.53%
2009                      32,768,598    10.97   to   11.26     598,222,501   1.15%  to  2.30%      4.59%    0.84%(8)  to   2.82%

AST Capital Appreciation Portfolio Class 1 (6)
----------------------------------------------
2013                       3,993,983    20.52   to   78.35     308,056,100   1.52%  to  1.77%      0.00%   33.44%     to  33.78%
2012                       4,724,022    15.38   to   58.57     272,256,449   1.52%  to  1.77%      0.00%   21.72%     to  22.02%
2011                       5,559,287    12.63   to   48.00     262,968,434   1.52%  to  1.77%      0.00%   -8.68%     to  -8.45%
2010                       6,597,464    13.83   to   52.43     339,813,674   1.52%  to  1.77%      0.13%   20.58%     to  20.88%
2009                       7,736,493    11.47   to   43.37     328,926,042   1.52%  to  1.77%      0.00%   34.36%     to  34.70%

AST Capital Appreciation Portfolio Class 2 (6)
----------------------------------------------
2013                         702,652    73.91   to   77.98      53,896,333   1.40%  to  1.97%      0.00%   32.98%     to  33.74%
2012                         871,835    55.58   to   58.31      50,117,932   1.40%  to  1.97%      0.00%   21.29%     to  21.99%
2011                       1,074,162    45.82   to   47.80      50,722,731   1.40%  to  1.97%      0.00%   -9.00%     to  -8.48%
2010                       1,297,490    50.35   to   52.23      67,059,315   1.40%  to  1.97%      0.02%   20.16%     to  20.84%
2009                       1,599,362    41.90   to   43.22      68,526,327   1.40%  to  1.97%      0.00%   33.89%     to  34.66%


AST Capital Appreciation Portfolio Class 3 (6)(7)
-------------------------------------------------
2013                      11,227,421    18.31   to   19.80     454,840,165   1.15%  to  2.30%      0.00%   32.41%     to  33.94%
2012                      12,383,454    13.82   to   14.78     406,740,869   1.15%  to  2.30%      0.00%   20.77%     to  22.17%
2011                      12,477,127    11.45   to   12.10     377,129,549   1.15%  to  2.30%      0.00%   -9.39%     to  -8.34%
2010                       9,407,507    12.63   to   13.20     399,561,339   1.15%  to  2.30%      0.00%   19.65%     to  21.03%
2009                       8,852,152    10.56   to   10.91     354,705,982   1.15%  to  2.30%      0.00%   34.86%     to  34.98%(8)

AST Natural Resources Portfolio Class 1
---------------------------------------
2013                         896,929    47.69   to   49.26      44,152,161   1.52%  to  1.77%      0.90%    3.95%     to   4.21%
2012                       1,083,860    45.88   to   47.27      51,203,446   1.52%  to  1.77%      1.07%    1.70%     to   1.96%
2011                       1,334,816    45.11   to   46.36      61,850,374   1.52%  to  1.77%      0.67%  -21.66%     to -21.47%
2010                       1,557,073    57.58   to   59.04      91,874,923   1.52%  to  1.77%      0.88%   14.16%     to  14.45%
2009                       1,922,741    50.44   to   51.58      99,135,192   1.52%  to  1.77%      1.47%   55.30%     to  55.68%

AST Natural Resources Portfolio Class 2
---------------------------------------
2013                         218,887    46.02   to   48.46      10,503,909   1.52%  to  1.97%      0.78%    3.58%     to   4.05%
2012                         250,776    44.43   to   46.66      11,581,109   1.52%  to  1.97%      0.85%    1.35%     to   1.81%
2011                         306,705    43.84   to   45.83      13,926,958   1.52%  to  1.97%      0.50%  -21.93%     to -21.58%
2010                         354,974    56.16   to   58.45      20,577,924   1.52%  to  1.97%      0.77%   13.77%     to  14.27%
2009                         440,030    49.36   to   51.15      22,331,708   1.52%  to  1.97%      1.23%   54.76%     to  55.45%

AST Natural Resources Portfolio Class 3 (6)(7)
----------------------------------------------
2013                       4,173,885     9.72   to   10.73     108,369,729   1.15%  to  2.30%      0.70%    3.14%     to   4.33%
2012                       4,379,024     9.42   to   10.29     118,286,496   1.15%  to  2.30%      0.80%    0.91%     to   2.08%
2011                       4,279,355     9.34   to   10.08     126,949,654   1.15%  to  2.30%      0.44%  -22.59%     to -21.37%
2010                       3,317,100    12.07   to   12.82     157,516,099   1.15%  to  2.30%      0.70%   11.91%     to  14.59%
2009                       3,269,902    10.78   to   11.19     150,922,682   1.15%  to  2.30%      1.09%   29.29%(8)  to  55.87%


SAST Small Company Value Portfolio Class 3 (6)(7)
-------------------------------------------------
2013                      14,289,780    14.87   to   15.97     210,934,543   1.15%  to  2.30%      0.67%   31.97%     to  33.49%
2012                      17,184,541    11.27   to   11.97     190,331,364   1.15%  to  2.30%      0.24%   14.89%     to  16.23%
2011                      17,898,761     9.81   to   10.29     170,417,984   1.15%  to  2.30%      0.25%   -5.66%     to  -4.57%
2010                      13,788,567    10.40   to   10.79     136,217,238   1.15%  to  2.30%      0.48%   23.61%     to  25.04%
2009                      11,356,383     8.41   to    8.63      89,250,212   1.15%  to  2.30%      0.58%   30.14%     to  32.98%(8)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST Mid-Cap Growth Portfolio Class 1
-------------------------------------
2013                       2,246,993    17.44   to   18.01      40,169,622   1.52%  to  1.77%      0.00%   39.92%     to  40.27%
2012                       2,712,118     7.43   to   12.84      34,512,094   1.52%  to  1.77%      0.00%   14.02%     to  14.30%
2011                       3,150,103     6.52   to   11.23      35,043,178   1.52%  to  1.77%      0.00%   -7.58%     to  -7.35%
2010                       3,809,894     7.05   to   12.13      45,703,076   1.52%  to  1.77%      0.00%   23.26%     to  23.56%
2009                       4,479,793     5.72   to    9.81      43,422,346   1.52%  to  1.77%      0.00%   39.93%     to  40.28%

SAST Mid-Cap Growth Portfolio Class 2
-------------------------------------
2013                       1,015,183    16.77   to   17.98      17,850,590   1.40%  to  1.97%      0.00%   39.43%     to  40.23%
2012                       1,231,749    12.03   to   12.82      15,478,572   1.40%  to  1.97%      0.00%   13.62%     to  14.27%
2011                       1,470,105    10.59   to   11.22      16,199,999   1.40%  to  1.97%      0.00%   -7.90%     to  -7.38%
2010                       1,843,496    11.49   to   12.11      21,973,145   1.40%  to  1.97%      0.00%   22.83%     to  23.53%
2009                       2,160,082     9.36   to    9.81      20,869,437   1.40%  to  1.97%      0.00%   39.44%     to  40.24%

SAST Mid-Cap Growth Portfolio Class 3 (6)(7)
--------------------------------------------
2013                       6,681,662    17.05   to   18.30     116,935,074   1.15%  to  2.30%      0.00%   38.84%     to  40.44%
2012                       8,000,603    12.28   to   13.03     100,053,921   1.15%  to  2.30%      0.00%   13.13%     to  14.44%
2011                       8,396,213    10.86   to   11.39      91,978,433   1.15%  to  2.30%      0.00%   -8.30%     to  -7.24%
2010                       7,130,205    11.84   to   12.27      84,256,397   1.15%  to  2.30%      0.00%   22.30%     to  23.71%
2009                       6,660,269     9.68   to    9.92      63,773,990   1.15%  to  2.30%      0.00%   30.48%(8)  to  40.45%

SAST Capital Growth Portfolio Class 1
-------------------------------------
2013                         537,506    10.09   to   10.43       5,594,508   1.52%  to  1.77%      0.76%   26.99%     to  27.31%
2012                         652,754     7.95   to    8.19       5,335,678   1.52%  to  1.77%      0.41%   11.92%     to  12.20%
2011                         755,156     7.10   to    7.30       5,501,152   1.52%  to  1.77%      0.00%   -3.05%     to  -2.80%
2010                         921,727     7.32   to    7.51       6,911,604   1.52%  to  1.77%      0.00%    7.32%     to   7.59%
2009                       1,168,646     6.82   to    6.98       8,146,440   1.52%  to  1.77%      0.00%   40.98%     to  41.33%

SAST Capital Growth Portfolio Class 2
-------------------------------------
2013                         204,675     9.73   to   10.24       2,079,030   1.52%  to  1.97%      0.61%   26.55%     to  27.12%
2012                         256,021     7.69   to    8.06       2,049,678   1.52%  to  1.97%      0.27%   11.53%     to  12.04%
2011                         294,473     6.90   to    7.19       2,105,184   1.52%  to  1.97%      0.00%   -3.39%     to  -2.95%
2010                         315,104     7.14   to    7.41       2,323,617   1.52%  to  1.97%      0.00%    6.94%     to   7.43%
2009                         405,486     6.67   to    6.90       2,785,753   1.52%  to  1.97%      0.00%   40.49%     to  41.12%

SAST Capital Growth Portfolio Class 3 (6)(7)
--------------------------------------------
2013                       4,479,417     9.58   to   13.84      46,442,265   1.15%  to  2.30%      0.56%   26.17%     to  27.46%
2012                       5,331,320    10.14   to   10.86      43,426,795   1.15%  to  2.30%      0.16%   11.05%     to  12.34%
2011                       5,999,371     9.13   to    9.66      43,383,733   1.15%  to  2.30%      0.00%   -3.85%     to  -2.69%
2010                       6,772,753     9.49   to    9.93      50,326,688   1.15%  to  2.30%      0.00%    6.14%     to   7.72%
2009                       7,199,601     8.94   to    9.22      49,854,080   1.15%  to  2.30%      0.00%   28.91%(8)  to  41.50%

SAST Blue Chip Growth Portfolio Class 1
---------------------------------------
2013                         843,535     8.36   to    8.64       7,363,497   1.52%  to  1.77%      0.34%   31.62%     to  31.95%
2012                       1,001,520     6.35   to    7.96       6,615,429   1.52%  to  1.77%      0.00%    9.62%     to   9.89%
2011                       1,414,787     5.80   to    7.25       8,492,720   1.52%  to  1.77%      0.22%   -7.25%     to  -7.01%
2010                       1,151,423     6.25   to    7.79       7,453,970   1.52%  to  1.77%      0.29%   10.54%     to  10.82%
2009                       1,542,759     5.65   to    7.03       8,996,959   1.52%  to  1.77%      0.34%   34.44%     to  34.78%

SAST Blue Chip Growth Portfolio Class 2
---------------------------------------
2013                         357,368     8.08   to    8.50       3,022,372   1.52%  to  1.97%      0.18%   31.16%     to  31.75%
2012                         453,203     6.16   to    6.45       2,909,843   1.52%  to  1.97%      0.00%    9.23%     to   9.73%
2011                         529,797     5.64   to    5.88       3,100,051   1.52%  to  1.97%      0.08%   -7.57%     to  -7.15%
2010                         690,860     6.10   to    6.33       4,356,876   1.52%  to  1.97%      0.15%   10.18%     to  10.66%
2009                         792,233     5.54   to    5.72       4,515,802   1.52%  to  1.97%      0.16%   33.96%     to  34.57%

SAST Blue Chip Growth Portfolio Class 3 (6)(7)
----------------------------------------------
2013                       7,376,713    13.57   to   14.69      78,662,929   1.15%  to  2.30%      0.12%   30.60%     to  32.11%
2012                       8,504,608    10.39   to   11.12      67,936,175   1.15%  to  2.30%      0.00%    8.76%     to  10.02%
2011                       8,452,553     9.55   to   10.11      60,434,273   1.15%  to  2.30%      0.01%   -7.97%     to  -6.90%
2010                       5,831,160    10.38   to   10.86      41,946,401   1.15%  to  2.30%      0.09%    9.69%     to  10.95%
2009                       2,912,641     9.46   to    9.79      17,219,970   1.15%  to  2.30%      0.06%   26.52%(8)  to  34.94%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST Growth Opportunities Portfolio Class 1
-------------------------------------------
2013                       1,238,477     8.95   to    9.24      11,433,943   1.52%  to  1.77%      0.00%   35.38%     to  35.72%
2012                       1,481,738     6.61   to    6.81      10,081,037   1.52%  to  1.77%      0.00%   15.50%     to  15.79%
2011                       1,924,462     5.73   to    5.88      11,308,089   1.52%  to  1.77%      0.00%   -4.08%     to  -3.84%
2010                       2,049,362     5.97   to    6.12      12,523,208   1.52%  to  1.77%      0.00%   22.16%     to  22.46%
2009                       2,146,854     4.89   to    4.99      10,714,078   1.52%  to  1.77%      0.00%   16.18%     to  16.47%

SAST Growth Opportunities Portfolio Class 2
--------------------------------------------
2013                         444,075     8.62   to    9.09       4,007,411   1.52%  to  1.97%      0.00%   34.91%     to  35.51%
2012                         590,431     6.39   to    6.71       3,935,759   1.52%  to  1.97%      0.00%   15.10%     to  15.62%
2011                         716,500     5.55   to    5.80       4,136,876   1.52%  to  1.97%      0.00%   -4.42%     to  -3.98%
2010                         822,537     5.80   to    6.04       4,946,927   1.52%  to  1.97%      0.00%   21.73%     to  22.28%
2009                         941,439     4.77   to    4.94       4,632,616   1.52%  to  1.97%      0.00%   15.78%     to  16.30%

SAST Growth Opportunities Portfolio Class 3 (6)(7)
--------------------------------------------------
2013                      15,734,010    16.64   to   17.90     183,849,459   1.15%  to  2.30%      0.00%   34.33%     to  35.88%
2012                      20,098,658    12.38   to   13.18     169,921,760   1.15%  to  2.30%      0.00%   14.60%     to  15.93%
2011                      21,144,879    10.81   to   11.37     149,800,724   1.15%  to  2.30%      0.00%   -4.83%     to  -3.73%
2010                      16,138,862    11.35   to   11.81     107,540,605   1.15%  to  2.30%      0.00%   21.20%     to  22.61%
2009                      12,605,872     9.37   to    9.63      63,797,232   1.15%  to  2.30%      0.00%   16.61%     to  25.79%(8)

SAST Technology Portfolio Class 1
---------------------------------
2013                       3,015,476     2.89   to    2.99       9,002,990   1.52%  to  1.77%      0.00%   23.68%     to  23.99%
2012                       3,506,802     2.34   to    2.41       8,444,567   1.52%  to  1.77%      0.00%    5.87%     to   6.14%
2011                       3,930,256     2.21   to    2.27       8,920,359   1.52%  to  1.77%      0.00%   -7.04%     to  -6.81%
2010                       4,925,859     2.38   to    2.44      11,995,754   1.52%  to  1.77%      0.00%   18.16%     to  18.45%
2009                       6,314,247     2.01   to    2.06      12,983,385   1.52%  to  1.77%      0.00%   47.77%     to  48.14%

SAST Technology Portfolio Class 2 (7)
------------------------------------
2013                         932,586     2.78   to    2.98       2,719,453   1.40%  to  1.97%      0.00%   23.25%     to  23.95%
2012                       1,115,091     2.26   to    2.40       2,629,506   1.40%  to  1.97%      0.00%    5.50%     to   6.11%
2011                       1,332,185     2.14   to    2.26       2,966,373   1.40%  to  1.97%      0.00%   -7.36%     to  -6.84%
2010                       1,752,932     2.31   to    2.43       4,196,017   1.40%  to  1.97%      0.00%   17.75%     to  18.42%
2009                       2,103,021     1.96   to    2.05       4,258,272   1.40%  to  1.97%      0.00%   47.26%     to  48.10%

SAST Technology Portfolio Class 3 (6)(7)
----------------------------------------
2013                       5,907,349    12.45   to   13.46      24,372,613   1.15%  to  2.30%      0.00%   22.72%     to  24.14%
2012                       6,779,977    10.14   to   10.84      20,098,275   1.15%  to  2.30%      0.00%    5.06%     to   6.27%
2011                       8,182,996     9.66   to   10.20      20,765,489   1.15%  to  2.30%      0.00%   -7.64%     to  -6.70%
2010                       9,020,725    10.46   to   10.94      22,424,712   1.15%  to  2.30%      0.00%   17.26%     to  18.60%
2009                      10,306,892     8.92   to    9.22      20,975,066   1.15%  to  2.30%      0.00%   36.59%(8)  to  48.32%

SAST Marsico Focused Growth Portfolio Class 1
---------------------------------------------
2013                       1,017,407    16.19   to   16.73      16,978,777   1.52%  to  1.77%      0.21%   32.34%     to  32.67%
2012                       1,080,147    12.23   to   12.61      13,583,091   1.52%  to  1.77%      0.29%    9.30%     to   9.57%
2011                       1,183,856    11.19   to   11.51      13,591,254   1.52%  to  1.77%      0.31%   -3.17%     to  -2.92%
2010                       1,461,419    11.56   to   11.86      17,285,173   1.52%  to  1.77%      0.40%   15.35%     to  15.64%
2009                       1,822,557    10.02   to   10.25      18,645,644   1.52%  to  1.77%      0.80%   28.41%     to  28.73%

SAST Marsico Focused Growth Portfolio Class 2
---------------------------------------------
2013                         901,697    15.94   to   16.42      14,745,650   1.52%  to  1.77%      0.05%   32.14%     to  32.47%
2012                       1,068,902    12.06   to   12.39      13,201,509   1.52%  to  1.77%      0.11%    9.13%     to   9.41%
2011                       1,269,464    11.05   to   11.33      14,335,763   1.52%  to  1.77%      0.18%   -3.31%     to  -3.07%
2010                       1,643,643    11.43   to   11.69      19,157,098   1.52%  to  1.77%      0.28%   15.18%     to  15.47%
2009                       2,015,612     9.93   to   10.12      20,351,645   1.52%  to  1.77%      0.62%   28.22%     to  28.54%

SAST Marsico Focused Growth Portfolio Class 3 (6)(7)
----------------------------------------------------
2013                       7,026,877    14.32   to   15.44     109,092,849   1.15%  to  2.30%      0.01%   31.32%     to  32.83%
2012                       7,337,632    10.91   to   11.63      86,274,279   1.15%  to  2.30%      0.11%    8.45%     to   9.70%
2011                       6,731,029    10.06   to   10.60      72,839,011   1.15%  to  2.30%      0.12%   -3.92%     to  -2.81%
2010                       4,976,678    10.47   to   10.90      56,367,195   1.15%  to  2.30%      0.23%   14.46%     to  15.78%
2009                       3,632,045     9.14   to    9.42      36,073,909   1.15%  to  2.30%      0.52%   25.76%(8)  to  28.89%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST Small & Mid Cap Value Portfolio Class 2
--------------------------------------------
2013                         700,302    27.78   to   29.26      20,393,339   1.52%  to  1.97%      0.35%   34.91%     to  35.52%
2012                         899,543    20.59   to   21.59      19,344,277   1.52%  to  1.97%      0.39%   16.11%     to  16.63%
2011                       1,089,065    17.74   to   18.51      20,087,288   1.52%  to  1.97%      0.12%   -9.92%     to  -9.51%
2010                       1,352,751    19.69   to   20.45      27,587,624   1.52%  to  1.97%      0.24%   23.21%     to  23.76%
2009                       1,604,202    15.98   to   16.53      26,447,744   1.52%  to  1.97%      0.71%   39.50%     to  40.13%

SAST Small & Mid Cap Value Portfolio Class 3 (6)(7)
---------------------------------------------------
2013                      22,482,583    16.62   to   17.84     517,039,466   1.15%  to  2.30%      0.26%   34.33%     to  35.88%
2012                      27,131,938    12.38   to   13.13     468,586,899   1.15%  to  2.30%      0.37%   15.61%     to  16.95%
2011                      27,994,808    10.70   to   11.23     430,137,080   1.15%  to  2.30%      0.13%  -10.31%     to  -9.27%
2010                      21,707,355    11.93   to   12.37     403,160,331   1.15%  to  2.30%      0.20%   22.68%     to  24.09%
2009                      19,141,352     9.73   to    9.97     302,277,240   1.15%  to  2.30%      0.60%   36.45%(8)  to  40.51%

SAST Foreign Value Portfolio Class 2
------------------------------------
2013                       1,182,233    19.75   to   21.07      24,841,804   1.52%  to  1.97%      1.70%   20.81%     to  21.35%
2012                       1,444,664    16.35   to   17.36      25,027,854   1.52%  to  1.97%      1.84%   17.08%     to  17.61%
2011                       1,727,533    13.97   to   14.76      25,454,553   1.52%  to  1.97%      1.41%  -13.49%     to -13.10%
2010                       2,061,571    16.14   to   16.99      34,959,236   1.52%  to  1.97%      1.81%    1.02%     to   1.48%
2009                       2,430,323    15.98   to   16.74      40,616,081   1.52%  to  1.97%      2.71%   27.53%     to  28.11%

SAST Foreign Value Portfolio Class 3 (6)(7)
-------------------------------------------
2013                      33,840,654    11.27   to   12.11     529,074,266   1.15%  to  2.30%      1.65%   20.29%     to  21.67%
2012                      37,450,248     9.37   to    9.95     492,880,572   1.15%  to  2.30%      1.87%   16.57%     to  17.92%
2011                      38,431,577     8.04   to    8.44     446,498,835   1.15%  to  2.30%      1.54%  -13.86%     to -12.86%
2010                      25,903,108     9.33   to    9.68     387,974,778   1.15%  to  2.30%      1.94%    0.59%     to   1.75%
2009                      19,373,532     9.28   to    9.52     311,034,623   1.15%  to  2.30%      2.62%   26.52%(8)  to  28.45%

SAST VCP Value Portfolio Class 3
--------------------------------
2013                       4,907,424    10.96   to   11.03      54,020,433          1.40%          0.44%    9.58%     to  10.32%

SAST VCP Total Return Balanced Portfolio Class 3
------------------------------------------------
2013                       4,772,124    10.77   to   10.85      51,642,050          1.40%          1.02%    7.73%     to   8.45%

SAST Protected Asset Allocation SAST Portfolio Class 3 (6)(7)
-------------------------------------------------------------
2013                       8,833,845    11.81   to   11.96     105,219,286   1.15%  to  2.30%      0.08%   17.61%     to  19.58%
2012                         493,947    10.04   to   10.07       4,969,379   1.15%  to  2.30%      0.00%    0.39%(10) to   0.67%(10)
2011                               -        -            -               -                 -          -        -              -
2010                               -        -            -               -                 -          -        -              -
2009                               -        -            -               -                 -          -        -              -

SAST American Funds Growth Portfolio Class 3 (6)(7)
---------------------------------------------------
2013                      20,980,181    13.64   to   14.64     298,538,080   1.15%  to  2.30%      0.48%   26.80%     to  28.26%
2012                      23,791,952    10.75   to   11.42     265,109,166   1.15%  to  2.30%      0.33%   14.88%     to  16.21%
2011                      24,363,939     9.36   to    9.82     234,636,328   1.15%  to  2.30%      0.35%   -6.74%     to  -5.66%
2010                      19,719,559    10.04   to   10.41     202,206,183   1.15%  to  2.30%      0.26%   15.64%     to  16.97%
2009                      16,955,375     8.68   to    8.90     149,351,933   1.15%  to  2.30%      1.75%   27.14%(8)  to  37.36%

SAST American Funds Global Growth Portfolio Class 3 (6)(7)
----------------------------------------------------------
2013                      29,461,573    14.79   to   15.90     452,930,380   1.15%  to  2.30%      0.57%   25.91%     to  27.36%
2012                      33,333,147    11.75   to   12.48     403,842,179   1.15%  to  2.30%      1.01%   19.45%     to  20.84%
2011                      34,862,372     9.84   to   10.33     350,782,674   1.15%  to  2.30%      0.84%  -11.21%     to -10.18%
2010                      22,149,625    11.08   to   11.50     248,702,974   1.15%  to  2.30%      0.74%    8.87%     to  10.13%
2009                      13,647,633    10.18   to   10.44     139,541,556   1.15%  to  2.30%      2.32%   31.65%(8)  to  40.14%

SAST American Funds Growth-Income Portfolio Class 3 (6)(7)
----------------------------------------------------------
2013                      17,447,565    13.25   to   14.23     238,480,333   1.15%  to  2.30%      1.21%   30.08%     to  31.58%
2012                      20,191,869    10.19   to   10.82     210,222,189   1.15%  to  2.30%      1.23%   14.49%     to  15.81%
2011                      21,043,610     8.90   to    9.34     189,664,824   1.15%  to  2.30%      1.00%   -4.36%     to  -3.26%
2010                      18,469,523     9.30   to    9.66     172,304,601   1.15%  to  2.30%      1.08%    8.54%     to   9.80%
2009                      17,222,295     8.57   to    8.79     146,800,095   1.15%  to  2.30%      2.21%   24.97%(8)  to  29.31%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST American Funds Asset Allocation Portfolio Class 3 (6)(7)
-------------------------------------------------------------
2013                      10,832,171    13.38   to   14.41     151,830,987   1.15%  to  2.30%      1.40%   20.56%     to  21.95%
2012                      10,706,139    11.09   to   11.81     123,436,538   1.15%  to  2.30%      1.38%   13.14%     to  14.45%
2011                      10,022,864     9.81   to   10.32     101,357,620   1.15%  to  2.30%      1.16%   -1.31%     to  -0.17%
2010                       7,176,929     9.94   to   10.34      72,974,449   1.15%  to  2.30%      1.36%    9.41%     to  10.72%
2009                       4,783,166     9.08   to    9.34      44,109,234   1.15%  to  2.30%      2.32%   18.39%(8)  to  21.99%

SAST Cash Management Portfolio Class 1
--------------------------------------
2013                       3,325,725    12.21   to    9.75      41,819,465   1.52%  to  1.77%      0.00%   -2.01%     to  -1.76%
2012                       3,574,882     9.71   to   12.84      45,782,409   1.52%  to  1.77%      0.00%   -2.00%     to  -1.75%
2011                       4,708,811     9.90   to   13.07      61,353,836   1.52%  to  1.77%      0.00%   -2.02%     to  -1.78%
2010                       6,259,934    10.11   to   13.30      83,078,100   1.52%  to  1.77%      0.00%   -1.98%     to  -1.74%
2009                       7,890,791    10.31   to   13.54     106,567,407   1.52%  to  1.77%      2.09%   -1.71%     to  -1.46%

SAST Cash Management Portfolio Class 2
--------------------------------------
2013                       1,175,932    11.77   to   12.38      14,481,861   1.52%  to  1.97%      0.00%   -2.35%     to  -1.91%
2012                       1,312,942    12.05   to   12.62      16,506,599   1.52%  to  1.97%      0.00%   -2.34%     to  -1.90%
2011                       1,616,873    12.34   to   12.87      20,728,242   1.52%  to  1.97%      0.00%   -2.37%     to  -1.93%
2010                       1,975,942    12.64   to   13.12      25,838,275   1.52%  to  1.97%      0.00%   -2.33%     to  -1.89%
2009                       2,618,132    12.94   to   13.37      34,903,610   1.52%  to  1.97%      2.00%   -2.05%     to  -1.61%

SAST Cash Management Portfolio Class 3 (6)(7)
---------------------------------------------
2013                      14,206,110     8.80   to    9.61     155,470,211   1.15%  to  2.30%      0.00%   -2.77%     to  -1.65%
2012                      13,868,100     9.05   to    9.77     160,572,375   1.15%  to  2.30%      0.00%   -2.76%     to  -1.63%
2011                      15,707,935     9.31   to    9.93     190,669,336   1.15%  to  2.30%      0.00%   -2.79%     to  -1.66%
2010                      14,338,501     9.57   to   10.10     181,754,590   1.15%  to  2.30%      0.00%   -3.58%     to  -1.62%
2009                      18,042,688     9.93   to   10.26     236,878,333   1.15%  to  2.30%      2.01%   -2.14%(8)  to  -1.34%

SAST Corporate Bond Portfolio Class 1
-------------------------------------
2013                       2,944,548    26.54   to   27.43      80,677,033   1.52%  to  1.77%      4.11%   -0.38%     to  -0.13%
2012                       3,589,471    26.64   to   27.47      98,492,428   1.52%  to  1.77%      5.17%    9.46%     to   9.73%
2011                       4,085,475    24.34   to   25.03     102,171,318   1.52%  to  1.77%      6.22%    4.54%     to   4.81%
2010                       4,937,540    23.28   to   23.88     117,817,851   1.52%  to  1.77%      6.25%    9.02%     to   9.30%
2009                       5,837,425    21.36   to   21.85     127,454,013   1.52%  to  1.77%      6.18%   28.68%     to  29.00%

SAST Corporate Bond Portfolio Class 2
-------------------------------------
2013                         888,319    25.56   to   26.94      23,787,994   1.52%  to  1.97%      3.89%   -0.72%     to  -0.28%
2012                       1,071,199    25.75   to   27.02      28,790,349   1.52%  to  1.97%      5.01%    9.07%     to   9.57%
2011                       1,241,705    23.61   to   24.66      30,470,985   1.52%  to  1.97%      5.87%    4.18%     to   4.65%
2010                       1,638,505    22.66   to   23.56      38,444,400   1.52%  to  1.97%      6.06%    8.64%     to   9.13%
2009                       1,979,008    20.86   to   21.59      42,571,679   1.52%  to  1.97%      6.04%   28.23%     to  28.81%

SAST Corporate Bond Portfolio Class 3 (6)(7)
--------------------------------------------
2013                      31,196,561    14.70   to   15.82     646,977,548   1.15%  to  2.30%      4.12%   -1.15%     to  -0.01%
2012                      29,646,690    14.87   to   15.82     636,323,684   1.15%  to  2.30%      5.11%    8.61%     to   9.87%
2011                      28,047,297    13.69   to   14.40     578,591,304   1.15%  to  2.30%      6.11%    3.73%     to   4.93%
2010                      24,743,265    13.20   to   13.73     530,895,157   1.15%  to  2.30%      6.30%    8.19%     to   9.43%
2009                      22,342,572    12.20   to   12.54     459,737,070   1.15%  to  2.30%      6.19%   16.27%(8)  to  29.15%

SAST Global Bond Portfolio Class 1
----------------------------------
2013                       1,507,896    22.33   to   15.14      34,673,951   1.52%  to  1.77%      1.08%   -5.23%     to  -5.00%
2012                       1,794,290    15.47   to   24.28      43,381,586   1.52%  to  1.77%      8.32%    2.06%     to   2.32%
2011                       2,119,001    15.16   to   23.73      50,020,778   1.52%  to  1.77%      2.26%    3.90%     to   4.16%
2010                       2,435,976    14.59   to   22.78      55,110,439   1.52%  to  1.77%      4.09%    4.42%     to   4.68%
2009                       2,805,022    13.98   to   21.77      60,695,476   1.52%  to  1.77%      3.41%    5.61%     to   5.88%

SAST Global Bond Portfolio Class 2
----------------------------------
2013                         387,300    21.52   to   22.63       8,716,751   1.52%  to  1.97%      0.89%   -5.56%     to  -5.14%
2012                         444,796    22.79   to   23.86      10,564,795   1.52%  to  1.97%      8.38%    1.70%     to   2.16%
2011                         514,634    22.41   to   23.36      11,970,760   1.52%  to  1.97%      2.10%    3.53%     to   4.00%
2010                         656,557    21.65   to   22.46      14,697,208   1.52%  to  1.97%      3.91%    4.05%     to   4.52%
2009                         754,806    20.80   to   21.49      16,169,165   1.52%  to  1.97%      3.26%    5.24%     to   5.72%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST Global Bond Portfolio Class 3 (6)(7)
-----------------------------------------
2013                      13,417,886    12.15   to   13.07     216,989,289   1.15%  to  2.30%      0.95%   -5.97%     to  -4.88%
2012                      11,739,054    12.92   to   13.74     209,449,157   1.15%  to  2.30%      8.55%    1.26%     to   2.44%
2011                      10,182,828    12.76   to   13.41     189,229,931   1.15%  to  2.30%      2.10%    3.09%     to   4.28%
2010                       7,826,147    12.38   to   12.86     155,352,219   1.15%  to  2.30%      4.09%    3.61%     to   4.80%
2009                       6,438,287    11.95   to   12.27     130,721,653   1.15%  to  2.30%      3.34%    6.00%     to   7.56%(8)

SAST High-Yield Bond Portfolio Class 1
--------------------------------------
2013                       2,289,102    27.06   to   27.92      63,869,997   1.52%  to  1.77%      5.16%    6.02%     to   6.28%
2012                       2,719,093    25.53   to   26.27      71,388,107   1.52%  to  1.77%      6.25%   14.93%     to  15.22%
2011                       3,066,011    22.21   to   22.80      69,866,750   1.52%  to  1.77%      7.63%    2.45%     to   2.71%
2010                       3,907,227    21.68   to   22.20      86,693,034   1.52%  to  1.77%      9.59%   12.59%     to  12.88%
2009                       4,656,578    19.25   to   19.67      91,538,604   1.52%  to  1.77%      9.12%   39.53%     to  39.88%

SAST High-Yield Bond Portfolio Class 2
--------------------------------------
2013                         485,256    25.98   to   27.41      13,195,181   1.52%  to  1.97%      5.05%    5.65%     to   6.12%
2012                         577,334    24.59   to   25.83      14,808,525   1.52%  to  1.97%      6.04%   14.53%     to  15.05%
2011                         712,383    21.47   to   22.45      15,901,198   1.52%  to  1.97%      7.72%    2.09%     to   2.55%
2010                         886,276    21.03   to   21.89      19,311,856   1.52%  to  1.97%      9.17%   12.20%     to  12.70%
2009                       1,150,553    18.74   to   19.42      22,246,264   1.52%  to  1.97%      8.90%   39.05%     to  39.67%

SAST High-Yield Bond Portfolio Class 3 (6)(7)
---------------------------------------------
2013                       8,009,377    12.86   to   14.04     150,844,934   1.15%  to  2.30%      4.99%    5.19%     to   6.41%
2012                       7,722,492    12.22   to   13.20     145,112,274   1.15%  to  2.30%      6.57%   14.04%     to  15.36%
2011                       6,310,092    10.72   to   11.44     111,817,886   1.15%  to  2.30%      8.01%    1.65%     to   2.83%
2010                       5,112,376    10.54   to   11.13     100,219,843   1.15%  to  2.30%     10.17%   11.08%     to  13.01%
2009                       5,240,017     9.49   to    9.85      96,956,685   1.15%  to  2.30%      9.00%   23.55%(8)  to  40.05%

AST Asset Allocation Portfolio Class 1
--------------------------------------
2013                       3,445,475    34.12   to   35.22     121,313,146   1.52%  to  1.77%      2.82%   15.82%     to  16.11%
2012                       3,982,890    29.46   to   30.33     120,778,080   1.52%  to  1.77%      3.00%    9.98%     to  10.25%
2011                       4,606,167    26.79   to   27.51     126,687,967   1.52%  to  1.77%      2.66%   -0.84%     to  -0.60%
2010                       5,350,434    27.01   to   27.67     148,047,003   1.52%  to  1.77%      2.69%   11.86%     to  12.14%
2009                       6,064,925    24.15   to   24.68     149,654,165   1.52%  to  1.77%      3.77%   20.16%     to  20.46%

AST Asset Allocation Portfolio Class 2
--------------------------------------
2013                         278,470    32.77   to   34.57       9,535,613   1.52%  to  1.97%      2.54%   15.42%     to  15.94%
2012                         330,320    28.39   to   29.82       9,767,892   1.52%  to  1.97%      2.96%    9.59%     to  10.09%
2011                         362,705    25.91   to   27.09       9,754,826   1.52%  to  1.97%      2.45%   -1.19%     to  -0.74%
2010                         445,415    26.22   to   27.29      12,068,846   1.52%  to  1.97%      2.55%   11.47%     to  11.97%
2009                         534,495    23.52   to   24.37      12,952,662   1.52%  to  1.97%      3.62%   19.74%     to  20.27%

AST Asset Allocation Portfolio Class 3 (6)(7)
--------------------------------------------
2013                       1,595,233    13.74   to   14.94      37,030,304   1.15%  to  2.30%      2.59%   14.92%     to  16.25%
2012                       1,531,222    11.96   to   12.85      32,024,508   1.15%  to  2.30%      2.78%    9.13%     to  10.39%
2011                       1,411,518    10.96   to   11.64      29,785,008   1.15%  to  2.30%      2.64%   -1.62%     to  -0.48%
2010                       1,089,320    11.14   to   11.70      26,111,044   1.15%  to  2.30%      2.49%   10.78%     to  12.27%
2009                         971,609    10.06   to   10.42      22,884,366   1.15%  to  2.30%      3.45%   19.66%(8)  to  20.56%

SAST Growth-Income Portfolio Class 1
------------------------------------
2013                       3,557,126    40.57   to   13.29     147,327,004   1.52%  to  1.77%      1.50%   29.45%     to  29.77%
2012                       4,070,839     9.94   to   32.29     129,950,388   1.52%  to  1.77%      1.71%   11.75%     to  12.03%
2011                       4,760,855     8.90   to   28.83     135,730,629   1.52%  to  1.77%      0.92%    6.44%     to   6.71%
2010                       5,628,193     8.36   to   27.02     150,039,360   1.52%  to  1.77%      0.94%    9.55%     to   9.82%
2009                       6,654,865     7.63   to   24.60     161,401,177   1.52%  to  1.77%      1.44%   25.93%     to  26.24%

SAST Growth-Income Portfolio Class 2
------------------------------------
2013                         263,050    38.94   to   41.09      10,731,229   1.52%  to  1.97%      1.40%   29.00%     to  29.58%
2012                         293,916    30.19   to   31.71       9,258,265   1.52%  to  1.97%      1.60%   11.35%     to  11.86%
2011                         327,138    27.11   to   28.35       9,220,072   1.52%  to  1.97%      0.77%    6.07%     to   6.55%
2010                         392,603    25.56   to   26.61      10,388,023   1.52%  to  1.97%      0.80%    9.16%     to   9.66%
2009                         469,037    23.41   to   24.26      11,325,724   1.52%  to  1.97%      1.21%   25.49%     to  26.06%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST Growth-Income Portfolio Class 3 (6)(7)
-------------------------------------------
2013                       6,409,569    13.17   to   14.33     111,002,605   1.15%  to  2.30%      1.43%   28.45%     to  29.93%
2012                       6,197,572    10.26   to   11.03      81,680,465   1.15%  to  2.30%      1.65%   10.88%     to  12.16%
2011                       3,843,015     9.25   to    9.84      49,130,066   1.15%  to  2.30%      0.94%    5.64%     to   6.83%
2010                         680,901     8.76   to    9.21      15,141,736   1.15%  to  2.30%      0.76%    8.16%     to  10.00%
2009                         598,674     8.09   to    8.37      13,677,065   1.15%  to  2.30%      1.12%   24.17%(8)  to  26.53%

SAST Global Equities Portfolio Class 1
---------------------------------------
2013                       2,015,137    25.92   to   26.78      53,809,389   1.52%  to  1.77%      0.54%   23.99%     to  24.30%
2012                       2,287,119     9.61   to   21.55      49,134,851   1.52%  to  1.77%      0.73%   14.83%     to  15.12%
2011                       2,684,263     8.37   to   18.72      50,103,995   1.52%  to  1.77%      0.93%  -11.96%     to -11.74%
2010                       3,105,351     9.51   to   21.20      65,682,773   1.52%  to  1.77%      1.71%   12.34%     to  12.62%
2009                       3,656,933     8.46   to   18.83      68,658,954   1.52%  to  1.77%      2.83%   27.13%     to  27.45%

SAST Global Equities Portfolio Class 2 (6)(7)
---------------------------------------------
2013                         191,720    25.05   to   26.75       5,039,206   1.40%  to  1.97%      0.36%   23.56%     to  24.26%
2012                         238,123    20.27   to   21.52       5,046,286   1.40%  to  1.97%      0.54%   14.43%     to  15.09%
2011                         333,190    17.71   to   18.70       6,142,356   1.40%  to  1.97%      0.77%  -12.27%     to -11.76%
2010                         376,320    20.19   to   21.20       7,868,391   1.40%  to  1.97%      1.58%   11.94%     to  12.58%
2009                         421,316    18.04   to   18.83       7,833,355   1.40%  to  1.97%      2.67%   26.68%     to  27.41%

SAST Global Equities Portfolio Class 3 (6)(7)
---------------------------------------------
2013                       1,978,581    11.55   to   12.55      34,910,507   1.15%  to  2.30%      0.34%   23.03%     to  24.44%
2012                       1,973,752     9.38   to   10.08      28,497,278   1.15%  to  2.30%      0.53%   13.94%     to  15.26%
2011                       1,969,956     8.24   to    8.75      26,612,803   1.15%  to  2.30%      0.83%  -12.65%     to -11.63%
2010                       1,446,322     9.43   to    9.90      26,140,571   1.15%  to  2.30%      1.57%   11.35%     to  12.75%
2009                       1,216,039     8.47   to    8.78      21,171,000   1.15%  to  2.30%      2.58%   27.60%     to  27.70%(8)

SAST Alliance Growth Portfolio Class 1
--------------------------------------
2013                       3,723,567    13.81   to   47.71     181,945,320   1.52%  to  1.77%      0.27%   35.04%     to  35.37%
2012                       4,364,728     9.68   to   36.40     157,680,718   1.52%  to  1.77%      0.48%   14.55%     to  14.84%
2011                       5,058,971     8.45   to   31.70     159,262,670   1.52%  to  1.77%      0.48%   -4.01%     to  -3.77%
2010                       5,945,122     8.80   to   32.94     194,227,558   1.52%  to  1.77%      0.83%    8.31%     to   8.58%
2009                       7,055,815     8.12   to   30.34     212,426,679   1.52%  to  1.77%      0.61%   38.56%     to  38.91%

SAST Alliance Growth Portfolio Class 2 (6)(7)
---------------------------------------------
2013                         472,755    45.77   to   49.19      22,683,417   1.40%  to  1.97%      0.11%   34.57%     to  35.33%
2012                         608,726    34.01   to   36.35      21,625,031   1.40%  to  1.97%      0.31%   14.15%     to  14.80%
2011                         731,288    29.80   to   31.66      22,661,038   1.40%  to  1.97%      0.31%   -4.35%     to  -3.80%
2010                         884,254    31.15   to   32.92      28,521,555   1.40%  to  1.97%      0.70%    7.93%     to   8.54%
2009                       1,084,271    28.86   to   30.32      32,274,906   1.40%  to  1.97%      0.45%   38.08%     to  38.87%

SAST Alliance Growth Portfolio Class 3 (6)(7)
---------------------------------------------
2013                       2,952,965    14.80   to   16.06     115,181,825   1.15%  to  2.30%      0.02%   33.99%     to  35.53%
2012                       3,480,341    11.04   to   11.85     105,946,497   1.15%  to  2.30%      0.22%   13.66%     to  14.98%
2011                       3,797,916     9.72   to   10.31     106,577,860   1.15%  to  2.30%      0.21%   -4.82%     to  -3.66%
2010                       4,315,346    10.21   to   10.70     133,338,609   1.15%  to  2.30%      0.63%    7.37%     to   8.71%
2009                       4,922,220     9.51   to    9.84     142,097,641   1.15%  to  2.30%      0.34%   28.96%(8)  to  39.08%

SAST MFS Massachusetts Investors Trust Portfolio Class 1
--------------------------------------------------------
2013                       1,684,838    33.17   to   34.26      57,359,876   1.52%  to  1.77%      0.62%   29.51%     to  29.83%
2012                       1,901,807    11.75   to   26.38      49,825,436   1.52%  to  1.77%      0.73%   17.06%     to  17.35%
2011                       2,223,359    10.03   to   22.48      49,597,158   1.52%  to  1.77%      0.66%   -3.63%     to  -3.39%
2010                       2,611,728    10.41   to   23.27      60,339,321   1.52%  to  1.77%      0.95%    9.23%     to   9.51%
2009                       3,136,517     9.53   to   21.25      66,226,571   1.52%  to  1.77%      1.34%   24.51%     to  24.83%

SAST MFS Massachusetts Investors Trust Portfolio Class 2
--------------------------------------------------------
2013                         355,630    32.06   to   33.67      11,906,751   1.52%  to  1.97%      0.47%   29.06%     to  29.64%
2012                         420,370    24.84   to   25.97      10,867,447   1.52%  to  1.97%      0.54%   16.65%     to  17.18%
2011                         505,516    21.30   to   22.16      11,161,526   1.52%  to  1.97%      0.51%   -3.97%     to  -3.54%
2010                         599,107    22.18   to   22.98      13,718,315   1.52%  to  1.97%      0.83%    8.87%     to   9.35%
2009                         708,044    20.37   to   21.01      14,828,965   1.52%  to  1.97%      1.19%   24.07%     to  24.64%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST MFS Massachusetts Investors Trust Portfolio Class 3 (6)(7)
---------------------------------------------------------------
2013                      13,632,793    14.73   to   15.88     283,185,602   1.15%  to  2.30%      0.42%   28.51%     to  29.99%
2012                      14,911,675    11.46   to   12.22     245,454,389   1.15%  to  2.30%      0.56%   16.15%     to  17.50%
2011                      13,925,334     9.87   to   10.40     205,594,177   1.15%  to  2.30%      0.51%   -4.38%     to  -3.27%
2010                       8,210,095    10.32   to   10.75     146,632,293   1.15%  to  2.30%      0.86%    8.39%     to   9.64%
2009                       4,701,819     9.52   to    9.80      89,091,011   1.15%  to  2.30%      1.19%   24.35%(8)  to  24.98%

SAST Fundamental Growth Portfolio Class 1
----------------------------------------
2013                       1,832,839    25.17   to   26.00      47,551,481   1.52%  to  1.77%      0.00%   34.66%     to  35.00%
2012                       2,093,732     7.71   to   19.26      40,171,374   1.52%  to  1.77%      0.00%   14.09%     to  14.40%
2011                       2,378,603     6.76   to   16.84      39,860,782   1.52%  to  1.77%      0.00%   -7.14%     to  -6.91%
2010                       2,791,218     7.28   to   18.09      50,204,357   1.52%  to  1.77%      0.00%   14.95%     to  15.24%
2009                       3,252,503     6.33   to   15.69      50,737,315   1.52%  to  1.77%      0.00%   33.59%     to  33.93%

SAST Fundamental Growth Portfolio Class 2
-----------------------------------------
2013                         116,882    24.20   to   25.52       2,956,092   1.52%  to  1.97%      0.00%   34.20%     to  34.80%
2012                         131,713    18.03   to   18.93       2,474,431   1.52%  to  1.97%      0.00%   13.72%     to  14.23%
2011                         158,290    15.86   to   16.57       2,606,634   1.52%  to  1.97%      0.00%   -7.46%     to  -7.05%
2010                         187,389    17.14   to   17.83       3,323,350   1.52%  to  1.97%      0.00%   14.56%     to  15.07%
2009                         222,395    14.96   to   15.49       3,428,999   1.52%  to  1.97%      0.00%   33.12%     to  33.73%

SAST Fundamental Growth Portfolio Class 3 (6)(7)
------------------------------------------------
2013                       3,474,144    14.10   to   15.31      78,469,003   1.15%  to  2.30%      0.00%   33.62%     to  35.16%
2012                       4,273,274    10.55   to   11.33      72,229,266   1.15%  to  2.30%      0.00%   13.24%     to  14.54%
2011                       4,652,711     9.32   to    9.89      70,790,422   1.15%  to  2.30%      0.00%   -8.14%     to  -6.79%
2010                       4,934,236    10.15   to   10.61      81,768,665   1.15%  to  2.30%      0.00%   13.69%     to  15.38%
2009                       5,370,746     8.92   to    9.20      77,863,955   1.15%  to  2.30%      0.00%   30.57%(8)  to  34.09%

SAST Dynamic Allocation Portfolio Class 3 (7)
---------------------------------------------
2013                     409,285,686    11.95   to   12.22   4,968,981,157   1.15%  to  2.30%      0.00%   14.48%     to  15.80%
2012                     169,199,375    10.44   to   10.56   1,779,908,764   1.15%  to  2.30%      1.81%    4.36%(11) to   5.56%(11)

SAST International Diversified Equities Portfolio Class 1
---------------------------------------------------------
2013                       2,735,184    14.99   to   15.48      42,330,888   1.52%  to  1.77%      2.64%   18.51%     to  18.81%
2012                       3,094,795    12.65   to   13.03      40,309,407   1.52%  to  1.77%      0.98%   15.29%     to  15.58%
2011                       3,630,505    10.97   to   11.28      40,914,617   1.52%  to  1.77%      2.05%  -16.10%     to -15.89%
2010                       4,302,496    13.08   to   13.41      57,652,237   1.52%  to  1.77%      4.06%    6.59%     to   6.86%
2009                       5,137,601    12.27   to   12.55      64,426,394   1.52%  to  1.77%      1.37%   26.88%     to  27.20%

SAST International Diversified Equities Portfolio Class 2
---------------------------------------------------------
2013                       1,181,253    14.46   to   15.21      17,883,661   1.52%  to  1.97%      2.42%   18.10%     to  18.63%
2012                       1,454,731    12.24   to   12.83      18,581,247   1.52%  to  1.97%      0.80%   14.88%     to  15.40%
2011                       1,752,957    10.66   to   11.11      19,413,669   1.52%  to  1.97%      1.89%  -16.40%     to -16.02%
2010                       2,084,423    12.75   to   13.23      27,500,147   1.52%  to  1.97%      3.96%    6.22%     to   6.70%
2009                       2,427,191    12.00   to   12.40      30,021,823   1.52%  to  1.97%      1.21%   26.44%     to  27.01%

SAST International Diversified Equities Portfolio Class 3 (6)(7)
----------------------------------------------------------------
2013                      11,544,046    10.91   to   11.80     165,223,822   1.15%  to  2.30%      2.40%   17.59%     to  18.95%
2012                      13,044,143     9.28   to    9.92     159,215,635   1.15%  to  2.30%      0.71%   14.39%     to  15.72%
2011                      15,075,938     8.11   to    8.57     160,960,717   1.15%  to  2.30%      1.88%  -16.76%     to -15.79%
2010                      15,872,663     9.74   to   10.18     204,539,549   1.15%  to  2.30%      3.90%    5.61%     to   6.99%
2009                      17,247,631     9.23   to    9.51     209,558,687   1.15%  to  2.30%      1.08%   27.35%     to  29.21%(8)

SAST Davis Venture Value Portfolio Class 1
------------------------------------------
2013                       8,789,794    17.24   to   47.97     432,542,277   1.52%  to  1.77%      1.18%   31.34%     to  31.67%
2012                      10,172,718    12.60   to   37.64     380,118,970   1.52%  to  1.77%      0.78%   10.73%     to  11.01%
2011                      11,938,830    11.38   to   33.90     401,886,328   1.52%  to  1.77%      1.26%   -5.91%     to  -5.67%
2010                      14,479,135    12.09   to   35.94     516,192,684   1.52%  to  1.77%      0.74%   10.22%     to  10.49%
2009                      17,402,626    10.97   to   32.53     560,675,687   1.52%  to  1.77%      1.60%   31.16%     to  31.49%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST Davis Venture Value Portfolio Class 2
------------------------------------------
2013                       1,307,735    46.09   to   49.46      63,243,583   1.40%  to  1.97%      1.02%   30.88%     to  31.63%
2012                       1,618,046    35.21   to   37.57      59,570,669   1.40%  to  1.97%      0.61%   10.35%     to  10.98%
2011                       1,944,351    31.91   to   33.86      64,611,242   1.40%  to  1.97%      1.08%   -6.24%     to  -5.70%
2010                       2,380,663    34.03   to   35.91      84,032,538   1.40%  to  1.97%      0.62%    9.83%     to  10.46%
2009                       2,890,453    30.99   to   32.51      92,523,475   1.40%  to  1.97%      1.40%   30.71%     to  31.45%

SAST Davis Venture Value Portfolio Class 3 (6)(7)
-------------------------------------------------
2013                      18,397,328    12.97   to   13.95     521,161,365   1.15%  to  2.30%      0.93%   30.32%     to  31.82%
2012                      21,618,837     9.95   to   10.58     489,088,129   1.15%  to  2.30%      0.55%    9.87%     to  11.15%
2011                      21,401,106     9.06   to    9.52     477,761,383   1.15%  to  2.30%      1.10%   -6.64%     to  -5.56%
2010                      17,604,454     9.70   to   10.08     509,186,685   1.15%  to  2.30%      0.56%    9.36%     to  10.62%
2009                      15,849,454     8.87   to    9.12     471,246,641   1.15%  to  2.30%      1.30%   27.08%(8)  to  31.65%

SAST MFS Total Return Portfolio Class 1
---------------------------------------
2013                       4,056,102    35.01   to   36.15     145,293,218   1.52%  to  1.77%      2.32%   16.92%     to  17.21%
2012                       4,684,330    13.96   to   30.84     143,226,199   1.52%  to  1.77%      2.69%    9.36%     to   9.63%
2011                       5,513,417    12.77   to   28.13     153,695,095   1.52%  to  1.77%      2.58%    0.14%     to   0.39%
2010                       6,704,504    12.75   to   28.02     185,839,559   1.52%  to  1.77%      2.84%    8.11%     to   8.38%
2009                       8,051,986    11.79   to   25.85     205,782,136   1.52%  to  1.77%      3.80%   16.40%     to  16.69%

SAST MFS Total Return Portfolio Class 2
---------------------------------------
2013                       1,220,344    33.70   to   35.50      43,051,546   1.52%  to  1.97%      2.13%   16.51%     to  17.04%
2012                       1,470,766    28.92   to   30.33      44,349,372   1.52%  to  1.97%      2.52%    8.98%     to   9.47%
2011                       1,742,450    26.54   to   27.70      48,060,159   1.52%  to  1.97%      2.42%   -0.21%     to   0.24%
2010                       2,101,531    26.60   to   27.64      57,854,501   1.52%  to  1.97%      2.71%    7.73%     to   8.22%
2009                       2,504,856    24.69   to   25.54      63,751,431   1.52%  to  1.97%      3.65%   16.00%     to  16.52%

SAST MFS Total Return Portfolio Class 3 (6)(7)
----------------------------------------------
2013                       7,922,055    12.87   to   13.86     207,025,709   1.15%  to  2.30%      2.13%   16.02%     to  17.35%
2012                       8,304,413    11.09   to   11.81     193,491,460   1.15%  to  2.30%      2.48%    8.51%     to   9.77%
2011                       8,183,114    10.22   to   10.76     190,169,901   1.15%  to  2.30%      2.35%   -0.66%     to   0.51%
2010                       8,552,476    10.29   to   10.71     218,109,230   1.15%  to  2.30%      2.69%    7.30%     to   8.51%
2009                       8,926,199     9.59   to    9.87     219,873,060   1.15%  to  2.30%      3.62%   14.76%(8)  to  16.83%

SAST Total Return Bond Portfolio Class 1
----------------------------------------
2013                       2,019,747    27.02   to   27.86      56,232,882   1.52%  to  1.77%      1.31%   -5.28%     to  -5.04%
2012                       2,459,098    28.53   to   29.34      72,108,944   1.52%  to  1.77%      3.06%    5.39%     to   5.65%
2011                       2,573,355    27.07   to   27.77      71,432,521   1.52%  to  1.77%      1.52%    4.50%     to   4.76%
2010                       2,768,785    25.90   to   26.51      73,372,533   1.52%  to  1.77%      2.82%    4.48%     to   4.74%
2009                       2,577,207    24.79   to   25.31      65,207,913   1.52%  to  1.77%      2.12%    9.63%     to   9.91%

SAST Total Return Bond Portfolio Class 2
----------------------------------------
2013                         542,384    26.51   to   27.35      14,765,227   1.52%  to  1.77%      1.13%   -5.42%     to  -5.18%
2012                         712,809    28.03   to   28.84      20,481,417   1.52%  to  1.77%      3.10%    5.23%     to   5.49%
2011                         723,666    26.64   to   27.34      19,724,689   1.52%  to  1.77%      1.37%    4.35%     to   4.61%
2010                         882,303    25.53   to   26.14      22,983,900   1.52%  to  1.77%      2.61%    4.32%     to   4.58%
2009                         894,912    24.47   to   24.99      22,293,889   1.52%  to  1.77%      2.05%    9.47%     to   9.74%

SAST Total Return Bond Portfolio Class 3 (6)(7)
-----------------------------------------------
2013                      47,226,038    12.77   to   13.78     790,267,631   1.15%  to  2.30%      1.22%   -6.01%     to  -4.93%
2012                      42,157,782    13.59   to   14.50     767,396,774   1.15%  to  2.30%      3.08%    4.57%     to   5.78%
2011                      32,199,190    12.99   to   13.70     590,254,280   1.15%  to  2.30%      1.34%    3.69%     to   4.89%
2010                      19,095,522    12.53   to   13.07     382,917,792   1.15%  to  2.30%      2.90%    3.66%     to   4.86%
2009                       8,830,184    12.09   to   12.46     194,108,866   1.15%  to  2.30%      2.13%    4.45%(8)  to  10.04%

SAST Telecom Utility Portfolio Class 1
--------------------------------------
2013                         740,461    21.71   to   22.42      16,591,619   1.52%  to  1.77%      2.42%   17.87%     to  18.17%
2012                         837,210    18.42   to   18.97      15,877,292   1.52%  to  1.77%      3.38%   11.48%     to  11.76%
2011                         996,622    16.52   to   16.98      16,911,434   1.52%  to  1.77%      2.31%    4.40%     to   4.66%
2010                       1,045,963    15.82   to   16.22      16,957,302   1.52%  to  1.77%      2.84%   11.59%     to  11.87%
2009                       1,265,801    14.18   to   14.50      18,344,257   1.52%  to  1.77%      5.49%   29.75%     to  30.07%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST Telecom Utility Portfolio Class 2
--------------------------------------
2013                          92,755    21.40   to   22.03       2,021,794   1.52%  to  1.77%      2.09%   17.70%     to  17.99%
2012                         127,679    18.18   to   18.67       2,363,929   1.52%  to  1.77%      3.31%   11.32%     to  11.60%
2011                         148,760    16.33   to   16.73       2,470,872   1.52%  to  1.77%      2.16%    4.24%     to   4.51%
2010                         155,083    15.67   to   16.01       2,463,805   1.52%  to  1.77%      2.70%   11.42%     to  11.70%
2009                         204,034    14.06   to   14.33       2,902,835   1.52%  to  1.77%      5.26%   29.56%     to  29.88%

SAST Telecom Utility Portfolio Class 3 (6)(7)
---------------------------------------------
2013                       1,287,931    15.45   to   16.72      23,844,401   1.15%  to  2.30%      2.18%   16.96%     to  18.31%
2012                       1,325,753    13.21   to   14.13      21,303,455   1.15%  to  2.30%      3.37%   10.62%     to  11.90%
2011                       1,205,961    11.94   to   12.63      17,881,104   1.15%  to  2.30%      2.27%    3.62%     to   4.79%
2010                         663,880    11.52   to   12.05      10,084,377   1.15%  to  2.30%      2.76%   10.51%     to  12.01%
2009                         624,975    10.43   to   10.76       8,697,071   1.15%  to  2.30%      5.52%   27.66%(8)  to  30.23%

SAST Equity Opportunities Portfolio Class 1
-------------------------------------------
2013                       1,164,812    26.48   to   27.37      31,838,932   1.52%  to  1.77%      0.55%   28.92%     to  29.25%
2012                       1,352,980    20.54   to   21.17      28,615,498   1.52%  to  1.77%      0.94%   14.80%     to  15.09%
2011                       1,549,642    17.89   to   18.40      28,482,694   1.52%  to  1.77%      0.56%   -1.86%     to  -1.61%
2010                       1,903,762    18.23   to   18.70      35,569,774   1.52%  to  1.77%      0.70%   15.04%     to  15.32%
2009                       2,272,164    15.85   to   16.22      36,813,569   1.52%  to  1.77%      1.31%   29.78%     to  30.10%

SAST Equity Opportunities Portfolio Class 2
-------------------------------------------
2013                         205,845    25.48   to   26.88       5,500,018   1.52%  to  1.97%      0.43%   28.48%     to  29.05%
2012                         255,268    19.83   to   20.83       5,287,544   1.52%  to  1.97%      0.75%   14.40%     to  14.91%
2011                         307,336    17.34   to   18.12       5,540,615   1.52%  to  1.97%      0.39%   -2.21%     to  -1.76%
2010                         381,287    17.73   to   18.45       7,002,702   1.52%  to  1.97%      0.56%   14.63%     to  15.15%
2009                         481,438    15.47   to   16.02       7,683,010   1.52%  to  1.97%      1.10%   29.33%     to  29.91%

SAST Equity Opportunities Portfolio Class 3 (6)(7)
--------------------------------------------------
2013                       1,901,413    13.48   to   14.55      40,647,695   1.15%  to  2.30%      0.38%   27.96%     to  29.40%
2012                       1,570,896    10.53   to   11.24      28,151,591   1.15%  to  2.30%      0.72%   14.11%     to  15.22%
2011                       1,554,661     9.23   to    9.76      26,076,886   1.15%  to  2.30%      0.30%   -2.70%     to  -1.50%
2010                       1,772,202     9.48   to    9.91      31,361,295   1.15%  to  2.30%      0.46%   13.82%     to  15.46%
2009                       2,079,729     8.33   to    8.58      32,677,771   1.15%  to  2.30%      0.97%   24.19%(8)  to  30.26%

SAST Aggressive Growth Portfolio Class 1
-----------------------------------------
2013                       1,637,279    20.02   to   20.67      33,810,009   1.52%  to  1.77%      0.00%   40.44%     to  40.79%
2012                       1,751,902     7.54   to   14.69      25,673,586   1.52%  to  1.77%      0.00%   14.18%     to  14.46%
2011                       1,999,119     6.61   to   12.83      25,562,835   1.52%  to  1.77%      0.00%   -3.71%     to  -3.46%
2010                       2,381,289     6.86   to   13.29      31,520,617   1.52%  to  1.77%      0.00%   19.04%     to  19.34%
2009                       2,788,887     5.76   to   11.14      30,938,865   1.52%  to  1.77%      0.14%   38.02%     to  38.36%

SAST Aggressive Growth Portfolio Class 2
----------------------------------------
2013                         184,421    19.24   to   20.28       3,712,893   1.52%  to  1.97%      0.00%   39.95%     to  40.58%
2012                         218,339    13.75   to   14.42       3,130,545   1.52%  to  1.97%      0.00%   13.78%     to  14.29%
2011                         259,544    12.08   to   12.62       3,258,203   1.52%  to  1.97%      0.00%   -4.08%     to  -3.60%
2010                         317,181    12.60   to   13.09       4,132,241   1.52%  to  1.97%      0.00%   18.57%     to  19.16%
2009                         378,666    10.62   to   10.99       4,144,577   1.52%  to  1.97%      0.00%   37.54%     to  38.16%

SAST Aggressive Growth Portfolio Class 3 (6)(7)
-----------------------------------------------
2013                       1,562,994    12.42   to   13.41      25,407,830   1.15%  to  2.30%      0.00%   39.35%     to  40.96%
2012                       1,669,400     8.91   to    9.51      20,019,631   1.15%  to  2.30%      0.00%   13.29%     to  14.60%
2011                       1,580,323     7.87   to    8.30      17,292,016   1.15%  to  2.30%      0.00%   -4.49%     to  -3.34%
2010                       1,239,636     8.24   to    8.59      15,130,894   1.15%  to  2.30%      0.00%   17.72%     to  19.48%
2009                       1,056,984     7.00   to    7.19      11,314,343   1.15%  to  2.30%      0.00%   34.19%(8)  to  38.53%

SAST International Growth and Income Portfolio Class 1
------------------------------------------------------
2013                       2,742,382    12.34   to   16.66      46,885,819   1.52%  to  1.77%      2.00%   19.90%     to  20.20%
2012                       3,092,311     9.97   to   14.32      43,952,158   1.52%  to  1.77%      2.31%   19.16%     to  19.46%
2011                       3,694,417     8.37   to   11.99      43,948,329   1.52%  to  1.77%      2.94%  -15.30%     to -15.09%
2010                       4,460,288     9.88   to   14.12      62,433,700   1.52%  to  1.77%      4.05%    5.22%     to   5.48%
2009                       5,364,931     9.39   to   13.39      71,179,908   1.52%  to  1.77%      0.00%   25.52%     to  25.83%

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST International Growth and Income Portfolio Class 2
------------------------------------------------------
2013                         498,168    16.12   to   16.93       8,378,889   1.52%  to  1.97%      1.84%   19.48%     to  20.02%
2012                         596,036    13.49   to   14.10       8,358,971   1.52%  to  1.97%      2.10%   18.74%     to  19.28%
2011                         738,771    11.36   to   11.82       8,692,564   1.52%  to  1.97%      2.76%  -15.60%     to -15.22%
2010                         877,522    13.46   to   13.95      12,185,472   1.52%  to  1.97%      3.85%    4.85%     to   5.32%
2009                       1,046,103    12.84   to   13.24      13,799,411   1.52%  to  1.97%      0.00%   25.08%     to  25.64%

SAST International Growth and Income Portfolio Class 3 (6)(7)
-------------------------------------------------------------
2013                      11,370,655     9.46   to   10.23     175,188,561   1.15%  to  2.30%      1.70%   18.97%     to  20.34%
2012                      13,758,088     7.95   to    8.50     178,209,323   1.15%  to  2.30%      2.06%   18.24%     to  19.60%
2011                      16,122,467     6.73   to    7.11     177,099,706   1.15%  to  2.30%      2.85%  -16.04%     to -14.99%
2010                      16,405,879     8.01   to    8.36     215,335,180   1.15%  to  2.30%      3.92%    4.29%     to   5.61%
2009                      17,071,094     7.68   to    7.91     214,161,986   1.15%  to  2.30%      0.00%   25.98%     to  30.31%(8)

SAST Emerging Markets Portfolio Class 1
---------------------------------------
2013                       1,714,373    18.24   to   18.83      32,323,411   1.52%  to  1.77%      0.53%   -5.08%     to  -4.84%
2012                       2,022,328    19.21   to   29.64      40,078,332   1.52%  to  1.77%      0.54%   16.66%     to  16.96%
2011                       2,415,129    16.47   to   25.34      40,942,718   1.52%  to  1.77%      0.53%  -27.38%     to -27.20%
2010                       3,029,609    22.68   to   34.81      70,563,496   1.52%  to  1.77%      1.41%   16.44%     to  16.73%
2009                       3,502,327    19.48   to   29.82      69,854,315   1.52%  to  1.77%      0.00%   73.56%     to  73.99%

SAST Emerging Markets Portfolio Class 2
--------------------------------------
2013                         328,690    17.56   to   18.50       6,044,398   1.52%  to  1.97%      0.37%   -5.41%     to  -4.99%
2012                         347,397    18.56   to   19.47       6,727,422   1.52%  to  1.97%      0.31%   16.26%     to  16.78%
2011                         467,069    15.97   to   16.67       7,751,701   1.52%  to  1.97%      0.38%  -27.64%     to -27.31%
2010                         561,922    22.07   to   22.93      12,833,079   1.52%  to  1.97%      1.27%   16.03%     to  16.56%
2009                         659,530    19.02   to   19.67      12,935,073   1.52%  to  1.97%      0.00%   72.95%     to  73.73%

SAST Emerging Markets Portfolio Class 3 (6)(7)
----------------------------------------------
2013                       9,977,805    10.88   to   11.72     150,751,361   1.15%  to  2.30%      0.33%   -5.82%     to  -4.73%
2012                       9,251,513    11.55   to   12.31     151,524,732   1.15%  to  2.30%      0.32%   15.76%     to  17.10%
2011                       9,834,135     9.98   to   10.51     141,712,285   1.15%  to  2.30%      0.40%  -27.95%     to -27.11%
2010                       7,869,498    13.85   to   14.42     166,913,850   1.15%  to  2.30%      1.26%   15.53%     to  16.87%
2009                       7,359,645    11.99   to   12.34     138,954,707   1.15%  to  2.30%      0.00%   42.65%(8)  to  74.20%

SAST SunAmerica Dynamic Strategy Portfolio Class 3
--------------------------------------------------
2013                     172,984,385    11.95   to   12.13   2,086,919,684   1.15%  to  2.30%      0.00%   15.06%     to  16.21%
2012                      20,033,318    10.37   to   10.43     208,658,498   1.15%  to  2.30%      1.52%    3.68%(12) to   4.35%(12)

SAST Real Estate Portfolio Class 1
----------------------------------
2013                       1,084,616    25.51   to   26.36      28,572,706   1.52%  to  1.77%      1.15%   -3.80%     to  -3.56%
2012                       1,279,476    26.52   to   27.33      34,954,546   1.52%  to  1.77%      1.07%   15.17%     to  15.46%
2011                       1,419,027    23.03   to   23.67      33,576,000   1.52%  to  1.77%      0.92%    6.25%     to   6.52%
2010                       1,630,893    21.67   to   22.22      36,225,392   1.52%  to  1.77%      1.88%   17.79%     to  18.09%
2009                       1,874,898    18.40   to   18.82      35,267,388   1.52%  to  1.77%      2.18%   27.51%     to  27.83%

SAST Real Estate Portfolio Class 2
----------------------------------
2013                         332,391    24.59   to   25.89       8,546,099   1.52%  to  1.97%      0.97%   -4.14%     to  -3.71%
2012                         371,396    25.65   to   26.88       9,919,385   1.52%  to  1.97%      0.94%   14.77%     to  15.29%
2011                         418,375    22.35   to   23.32       9,699,869   1.52%  to  1.97%      0.76%    5.88%     to   6.36%
2010                         516,347    21.11   to   21.92      11,265,666   1.52%  to  1.97%      1.72%   17.38%     to  17.91%
2009                         582,785    17.98   to   18.59      10,789,261   1.52%  to  1.97%      2.00%   27.07%     to  27.64%

SAST Real Estate Portfolio Class 3 (6)(7)
----------------------------------------
2013                      15,959,829     8.72   to    9.40     238,203,941   1.15%  to  2.30%      0.94%   -4.55%     to  -3.45%
2012                      14,642,384     9.14   to    9.74     239,429,943   1.15%  to  2.30%      0.89%   14.28%     to  15.60%
2011                      13,993,965     8.00   to    8.42     212,996,370   1.15%  to  2.30%      0.81%    5.43%     to   6.65%
2010                      10,763,539     7.58   to    7.90     184,070,869   1.15%  to  2.30%      1.75%   16.88%     to  18.23%
2009                       8,379,425     6.49   to    6.68     137,825,012   1.15%  to  2.30%      1.89%   27.99%     to  43.69%(8)

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SAST Dogs of Wall Street Portfolio Class 1
------------------------------------------
2013                       1,379,465    20.12   to   20.79      28,655,599   1.52%  to  1.77%      1.53%   34.22%     to  34.56%
2012                       1,467,429    14.99   to   15.45      22,651,699   1.52%  to  1.77%      2.06%   11.82%     to  12.10%
2011                       1,613,389    13.41   to   13.78      22,214,939   1.52%  to  1.77%      2.16%   10.71%     to  10.98%
2010                       1,685,553    12.11   to   12.42      20,912,903   1.52%  to  1.77%      2.86%   14.69%     to  14.98%
2009                       1,777,635    10.56   to   10.80      19,185,423   1.52%  to  1.77%      4.80%   18.04%     to  18.34%

SAST Dogs of Wall Street Portfolio Class 2
------------------------------------------
2013                         397,515    19.44   to   20.44       8,077,405   1.52%  to  1.97%      1.40%   33.76%     to  34.36%
2012                         424,421    14.53   to   15.21       6,421,108   1.52%  to  1.97%      1.94%   11.43%     to  11.94%
2011                         478,507    13.04   to   13.59       6,473,714   1.52%  to  1.97%      2.02%   10.32%     to  10.82%
2010                         565,210    11.82   to   12.26       6,902,147   1.52%  to  1.97%      2.60%   14.29%     to  14.81%
2009                         690,646    10.34   to   10.68       7,348,853   1.52%  to  1.97%      4.61%   17.63%     to  18.16%

SAST Dogs of Wall Street Portfolio Class 3 (6)(7)
-------------------------------------------------
2013                       4,189,008    16.42   to   17.70      77,607,623   1.15%  to  2.30%      1.46%   33.19%     to  34.72%
2012                       3,468,287    12.33   to   13.14      48,336,125   1.15%  to  2.30%      2.00%   10.95%     to  12.24%
2011                       2,656,601    11.11   to   11.71      33,635,609   1.15%  to  2.30%      2.01%    9.83%     to  11.12%
2010                       1,870,469    10.12   to   10.54      22,005,509   1.15%  to  2.30%      2.85%   13.45%     to  15.11%
2009                       1,203,938     8.92   to    9.15      12,612,965   1.15%  to  2.30%      4.65%   18.48%     to  25.74%(8)

SAST Balanced Portfolio Class 1
-------------------------------
2013                       2,126,612    21.38   to   22.08      46,451,843   1.52%  to  1.77%      1.50%   17.39%     to  17.68%
2012                       2,278,431    10.27   to   18.77      42,170,844   1.52%  to  1.77%      1.33%   11.14%     to  11.42%
2011                       2,673,699     9.24   to   16.84      44,378,775   1.52%  to  1.77%      1.73%    0.48%     to   0.73%
2010                       3,220,885     9.20   to   16.72      52,795,983   1.52%  to  1.77%      1.93%    9.88%     to  10.15%
2009                       3,636,635     8.37   to   15.18      54,170,244   1.52%  to  1.77%      3.40%   21.85%     to  22.16%

SAST Balanced Portfolio Class 2
-------------------------------
2013                         411,516    20.59   to   21.67       8,841,085   1.52%  to  1.97%      1.42%   16.98%     to  17.50%
2012                         388,399    17.60   to   18.44       7,119,023   1.52%  to  1.97%      1.21%   10.75%     to  11.25%
2011                         443,648    15.89   to   16.58       7,315,909   1.52%  to  1.97%      1.58%    0.13%     to   0.58%
2010                         576,837    15.87   to   16.48       9,466,636   1.52%  to  1.97%      1.79%    9.49%     to   9.99%
2009                         671,755    14.49   to   14.99      10,026,950   1.52%  to  1.97%      3.21%   21.43%     to  21.98%

SAST Balanced Portfolio Class 3 (6)(7)
--------------------------------------
2013                       5,232,807    13.35   to   14.44      82,862,821   1.15%  to  2.30%      1.41%   16.48%     to  17.82%
2012                       4,857,416    11.46   to   12.25      66,216,542   1.15%  to  2.30%      1.30%   10.29%     to  11.55%
2011                       2,640,927    10.39   to   10.99      35,694,977   1.15%  to  2.30%      1.69%   -0.58%     to   0.85%
2010                       1,705,555    10.45   to   10.89      25,621,524   1.15%  to  2.30%      1.85%    8.92%     to  10.28%
2009                       1,237,281     9.59   to    9.88      17,878,194   1.15%  to  2.30%      3.07%   19.73%(8)  to  22.30%

SST Allocation Balanced Portfolio Class 3 (6)(7)
------------------------------------------------
2013                      10,386,821    13.01   to   13.96     140,695,502   1.15%  to  2.30%      1.78%    8.95%     to  10.20%
2012                      10,350,429    11.94   to   12.67     127,736,202   1.15%  to  2.30%      1.15%    8.19%     to   9.44%
2011                       7,633,479    11.04   to   11.57      86,485,664   1.15%  to  2.30%      1.56%   -1.83%     to  -0.69%
2010                       2,867,378    11.25   to   11.65      32,841,923   1.15%  to  2.30%      4.17%    5.65%(9)  to   6.81%(9)
2009                       -            -            -          -                       -          -        -              -

SST Allocation Moderate Portfolio Class 3 (6)(7)
------------------------------------------------
2013                      13,528,274    13.09   to   14.08     184,596,378   1.15%  to  2.30%      1.52%   11.83%     to  13.12%
2012                      13,070,209    11.71   to   12.45     158,276,953   1.15%  to  2.30%      1.14%    9.22%     to  10.48%
2011                      10,906,627    10.72   to   11.27     120,030,610   1.15%  to  2.30%      1.41%   -4.13%     to  -3.02%
2010                       3,880,104    11.18   to   11.62      44,214,654   1.15%  to  2.30%      3.88%    6.60%(9)  to   7.77%(9)
2009                       -            -            -          -                       -          -        -              -

SST Allocation Moderate Growth Portfolio Class 3 (6)(7)
-------------------------------------------------------
2013                      15,103,446    13.01   to   13.99     204,732,449   1.15%  to  2.30%      1.37%   14.64%     to  15.96%
2012                      14,827,359    11.35   to   12.07     173,994,204   1.15%  to  2.30%      1.15%   10.32%     to  11.60%
2011                      12,970,069    10.29   to   10.81     136,999,346   1.15%  to  2.30%      1.39%   -5.75%     to  -4.66%
2010                       4,992,596    10.92   to   11.34      55,508,068   1.15%  to  2.30%      3.21%    7.12%(9)  to   8.38%(9)
2009                       -            -            -          -                       -          -        -              -

VARIABLE SEPARATE ACCOUNT
OF THE AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the years ended December 31, 2013, 2012, 2011, 2010, and 2009, follows:

                                          At December 31                               For the year ended December 31
                        --------------------------------------------------   ---------------------------------------------------
                                                                                                Investment
                                        Unit Value Lowest      Net Assets                         Income    Total Return Lowest
                            Units       to Highest ($)(5)        ($)(4)      Expense Ratio(1)    Ratio(2)      to Highest(3)
                        ------------   -------------------   -------------   ----------------   ---------- ---------------------
SST Allocation Growth Portfolio Class 3 (6)(7)
2013                       1,837,110    13.49   to   14.55      25,665,233   1.15%  to  2.30%      0.88%   20.88%     to  22.27%
2012                       1,478,728    11.16   to   11.90      16,966,520   1.15%  to  2.30%      0.88%   12.25%     to  13.55%
2011                       1,220,227     9.94   to   10.48      12,402,687   1.15%  to  2.30%      1.17%   -8.72%     to  -7.67%
2010                         411,426    10.89   to   11.17       4,539,712   1.30%  to  2.30%      2.24%    8.15%(9)  to   9.39%(9)
2009                               -        -            -               -                 -          -        -              -

SST Real Return Portfolio Class 3 (6)(7)
2013                      26,775,156    10.90   to   11.70     303,828,327   1.15%  to  2.30%      0.77%   -7.39%     to  -6.32%
2012                      21,854,322    11.77   to   12.49     265,729,709   1.15%  to  2.30%      2.80%    1.43%     to   2.60%
2011                      16,606,426    11.61   to   12.17     197,603,434   1.15%  to  2.30%      0.00%    3.59%     to   4.79%
2010                       7,405,888    11.20   to   11.62      84,421,305   1.15%  to  2.30%      2.25%    0.08%(9)  to   1.23%(9)
2009                               -        -            -               -                 -          -        -              -

(1) These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(4) These amounts represent the net asset value before the adjustments allocated to the contracts in payout period.

(5) The unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market condiditons.

(6) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(7) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(8) For the period from the effective date of May 13, 2009 to December 31, 2009.

(9) For the period from the effective date of January 19, 2010 to December 31, 2010.

(10) For the period from the effective date of October 15, 2012 to December 31, 2012.

(11) For the period from the effective date of January 23, 2012 to December 31, 2012.

(12) For the period from the effective date of July 16, 2012 to December 31, 2012.

                           VARIABLE SEPARATE ACCOUNT
                                        OF
                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

8.   OTHER  MATTERS
     --------------

     The Company is a subsidiary of AIG. Information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC").

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                                                    Page
                                                                                                  Numbers
                                                                                                 ---------
Report of Independent Registered Public Accounting Firm                                                 1

Consolidated Balance Sheets  -  December 31, 2013 and 2012                                         2 to 3

Consolidated Statements of Income - Years Ended December 31, 2013, 2012 and 2011                        4

Consolidated Statements of Comprehensive Income - Years Ended December 31, 2013, 2012 and 2011          5

Consolidated Statements of Equity - Years Ended December 31, 2013, 2012 and 2011                        6

Consolidated Statements of Cash Flows  - Years Ended December 31, 2013, 2012 and 2011              7 to 8

Notes to Consolidated Financial Statements                                                        9 to 78

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, of comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), at December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 30, 2014

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS

                                                                                December 31,
                                                                       --------------------------------
                                                                           2013              2012
                                                                       ------------   -----------------
                                                                                      (as adjusted, see
                                                                                        Notes 1 and 2)
                                                                              (in millions)
ASSETS
Investments:
Fixed maturity securities:
   Bonds available for sale, at fair value
      (amortized cost: 2013 - $94,201; 2012 - $92,439)                 $     98,148     $   104,320
   Other bond securities, at fair value                                       2,452           1,327
Equity securities:
   Common and preferred stock available for sale, at fair value
      (cost: 2013 - $23; 2012 - $54)                                             29              83
   Other common and preferred stock, at fair value                              538             562
Mortgage and other loans receivable
      (net of allowance: 2013 - $138; 2012 - $155)                            8,531           8,245
Policy loans                                                                  1,545           1,587
Other invested assets
      (portion measured at fair value: 2013 - $3,223; 2012 - $2,310)          7,512           7,269
Aircraft
      (net of accumulated depreciation and impairment
      of: 2013 - $1,034; 2012 - $1,158)                                         762             984
Short-term investments
      (portion measured at fair value: 2013 - $2,735; 2012 - $3,193)          3,964           4,783
                                                                       ------------     ------------
Total investments                                                           123,481         129,160
Cash                                                                            362             325
Investment in AIG
      (cost: 2013 - $9; 2012 - $10)                                               5               4
Accrued investment income                                                     1,074           1,117
Amounts due from related parties                                                138             239
Premiums and other receivables, net of allowance                                408             196
Reinsurance assets                                                            1,675           1,758
Derivative assets, at fair value                                                507             755
Deferred policy acquisition costs                                             5,444           4,497
Deferred sales inducements                                                      502             354
Current income taxes receivable                                                 748             663
Deferred income taxes                                                           328              --
Other assets
      (including restricted cash of  $35 in 2013 and $72 in 2012)               942             826
Separate account assets, at fair value                                       35,701          27,942
                                                                       ------------     -----------
TOTAL ASSETS                                                           $    171,315     $   167,836
                                                                       ============     ===========

          See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (Continued)

                                                                                December 31,
                                                                       -------------------------------
                                                                               2013         2012
                                                                       ------------   ----------------
                                                                                      (as adjusted,see
                                                                                       Notes 1 and 2)
                                                                       (in millions, except share data)
LIABILITIES AND EQUITY
Liabilities:
   Future policy benefits for life and accident and health
      insurance contracts                                              $     29,277     $     29,642
   Policyholder contract deposits                                            70,397           72,925
      (portion measured at fair value: 2013 - $367; 2012 - $1,116)
   Policy claims and benefits payable                                           615              738
   Other policyholders funds                                                  1,986            2,007
   Deferred income taxes                                                         --            1,931
   Notes payable - to affiliates, net                                           260              142
      (portion measured at fair value: 2013 - $211; 2012 - $0)
   Notes payable - to third parties, net                                        378              158
   Amounts due to related parties                                               298              135
   Securities lending payable                                                 2,514            1,466
   Derivative liabilities, at fair value                                        534              967
   Other liabilities                                                          3,627            3,636
   Separate account liabilities                                              35,701           27,942
                                                                       ------------     ------------
TOTAL LIABILITIES                                                           145,587          141,689
                                                                       ------------     ------------
COMMITMENTS AND CONTINGENT LIABILITIES (SEE NOTE 11)
AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY:
   Preferred stock, $100 par value, 8,500 shares authorized,
      issued and outstanding                                                      1                1
   Common stock, $10 par value, 600,000 shares authorized,
      issued and outstanding                                                      6                6
   Additional paid-in capital                                                23,163           25,363
   Accumulated deficit                                                        (337)          (5,283)
   Accumulated other comprehensive income                                     2,731            5,893
                                                                       ------------     ------------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY                   25,564           25,980
                                                                       ------------     ------------
NONCONTROLLING INTERESTS                                                        164              167
                                                                       ------------     ------------
TOTAL EQUITY                                                                 25,728           26,147
                                                                       ------------     ------------
TOTAL LIABILITIES AND EQUITY                                           $    171,315     $    167,836
                                                                       ============     ============

          See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF INCOME

                                                                           Years ended December 31,
                                                           -----------------------------------------------------
                                                                 2013          2012                 2011
                                                           ------------    ----------------    -----------------
                                                                           (as adjusted, see   (as adjusted, see
                                                                            Notes 1 and 2)       Notes 1 and 2)
                                                                                 (in millions)
REVENUES:
   Premiums                                                $      1,782      $      1,616        $      1,615
   Policy fees                                                    1,924             1,963               1,882
   Net investment income                                          6,692             7,001               6,440
   Net realized capital gains (losses):
       Total other-than-temporary impairments on
          available for sale securities                             (74)             (127)               (434)
       Portion of other-than-temporary impairments on
          available for sale fixed maturity securities
          recognized in accumulated other
          comprehensive income                                       (1)             (170)                (32)
                                                           ------------      ------------        ------------
       Net other-than-temporary impairments on
          available for sale securities recognized in
          net income                                                (75)             (297)               (466)
       Other realized capital gains                               1,934               842                 248
                                                           ------------      ------------        ------------
          Total net realized capital gains (losses)               1,859               545                (218)
   Other income:
       Commissions                                                  838               540                 507
       Investment advisory fees                                     373               316                 297
       Aircraft leasing revenue                                     210               192                 197
       Other                                                      1,458               633                 452
                                                           ------------      ------------        ------------
TOTAL REVENUES                                                   15,136            12,806              11,172
                                                           ------------      ------------        ------------
BENEFITS AND EXPENSES:
   Policyholder benefits                                          4,864             4,247               3,875
   Interest credited to policyholder account balances             2,277             2,934               2,780
   Amortization of deferred policy acquisition costs                535               665                 982
   General and administrative expenses, net of deferrals          1,455             1,400               1,320
   Commissions, net of deferrals                                    345               321                 245
   Other  expenses                                                1,166               839                 721
                                                           ------------      ------------        ------------
TOTAL BENEFITS AND EXPENSES                                      10,642            10,406               9,923
                                                           ------------      ------------        ------------
INCOME BEFORE INCOME TAX BENEFIT                                  4,494             2,400               1,249
INCOME TAX EXPENSE (BENEFIT):
   Current                                                           95               (21)               (345)
   Deferred                                                        (543)             (601)               (368)
                                                           ------------      ------------        ------------
TOTAL INCOME TAX BENEFIT                                           (448)             (622)               (713)
                                                           ------------      ------------        ------------
NET INCOME                                                        4,942             3,022               1,962
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO
   NONCONTROLLING INTERESTS                                           1                 7                 (35)
                                                           ------------      ------------        ------------
NET INCOME ATTRIBUTABLE TO AMERICAN GENERAL LIFE
   INSURANCE COMPANY                                       $      4,941      $      3,015        $      1,997
                                                           ============      ============        ============

           See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                                                         Years ended December 31,
                                                           -----------------------------------------------------
                                                              2013               2012                2011
                                                           ------------    -----------------   -----------------
                                                                           (as adjusted, see   (as adjusted, see
                                                                                  Note 1)               Note 1)
                                                                               (in millions)
NET INCOME                                                 $      4,942      $      3,022        $      1,962
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:
   Net unrealized appreciation (depreciation) of
      fixed maturity investments on which
      other-than-temporary credit impairments
      were taken                                                    242               907                 214
   Net unrealized losses on all other invested
      assets arising during the current period                   (5,265)            2,128               1,983
   Adjustment to deferred policy acquisition costs,
      value of business acquired and deferred sales
      inducements                                                   542              (459)               (251)
   Insurance loss recognition                                     1,325              (217)               (959)
   Foreign currency translation adjustments                          (6)               (2)                  2
                                                           ------------      ------------        ------------
OTHER COMPREHENSIVE INCOME (LOSS)                                (3,162)            2,357                 989
                                                           ------------      ------------        ------------
COMPREHENSIVE INCOME                                              1,780             5,379               2,951
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO
     NONCONTROLLING INTERESTS                                         1                 7                 (35)
                                                           ------------      ------------        ------------
COMPREHENSIVE INCOME ATTRIBUTABLE TO AMERICAN GENERAL
   LIFE INSURANCE COMPANY                                  $      1,779      $      5,372        $      2,986
                                                           ============      ============        ============

          See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF EQUITY

                                                                        Years ended December 31,
                                                           -----------------------------------------------------
                                                              2013              2012                2011
                                                           ------------    -----------------   -----------------
                                                                           (as adjusted, see   (as adjusted, see
                                                                                Note 1)              Note 1)
                                                                             (in millions)
PREFERRED STOCK:
   Balance at beginning and end of year                    $          1      $          1        $          1
COMMON STOCK:
   Balance at beginning and end of year                               6                 6                   6
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year                                  25,363            27,245              29,021
     Capital contributions from Parent (see Note 12)                368                --                  16
     Return of capital                                           (2,553)           (1,882)             (1,792)
     Other                                                          (15)               --                  --
                                                           ------------      ------------        ------------
   Balance at end of year                                        23,163            25,363              27,245
                                                           ------------      ------------        ------------
ACCUMULATED DEFICIT:
   Balance at beginning of year                                  (5,283)           (8,296)            (10,295)
     Net income attributable to AGL                               4,941             3,015               1,997
     Other                                                            5                (2)                  2
                                                           ------------      ------------        ------------
   Balance at end of year                                          (337)           (5,283)             (8,296)
                                                           ------------      ------------        ------------
ACCUMULATED OTHER COMPREHENSIVE INCOME:
   Balance at beginning of year                                   5,893             3,536               2,547
     Other comprehensive income (loss)                           (3,162)            2,357                 989
                                                           ------------      ------------        ------------
   Balance at end of year                                         2,731             5,893               3,536
                                                           ------------      ------------        ------------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S
    EQUITY                                                       25,564            25,980              22,492
                                                           ------------      ------------        ------------
NONCONTROLLING INTERESTS:
   Balance at beginning of year                                     167               160                 195
     Net income (loss) attributable to noncontrolling
        interests                                                     1                 7                 (35)
     Other changes                                                   (4)               --                  --
                                                           ------------      ------------        ------------
   Balance at end of year                                           164               167                 160
                                                           ------------      ------------        ------------
TOTAL EQUITY                                               $     25,728      $     26,147        $     22,652
                                                           ============      ============        ============

           See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                            Years ended December 31,
                                                           -----------------------------------------------------
                                                               2013              2012               2011
                                                           ------------    -----------------   -----------------
                                                                          (as adjusted, see    (as adjusted, see
                                                                             Notes 1 and 2)      Notes 1 and 2)
                                                                                    (in millions)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                 $      4,942      $      3,022        $      1,962
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED
    BY OPERATING ACTIVITIES:
Interest credited to policyholder account balances                2,277             2,934               2,780
Fees charged for policyholder contract deposits                  (1,104)           (1,137)             (1,191)
Amortization of deferred policy acquisition costs and
    value of business acquired                                      535               665                 982
Net realized capital (gains) losses                              (1,859)             (545)                218
Foreign exchange transaction (gains) losses                           5                --                  --
Equity in income of partnerships and other invested
    assets                                                         (124)             (314)               (201)
Depreciation and amortization                                        43                29                  37
Flight equipment depreciation                                       132               102                 110
Amortization (accretion) of net premium/discount on
investments                                                        (631)             (774)               (638)
Provision for deferred income taxes                                (543)             (601)               (406)
Unrealized (gains) losses in earnings - net                         153               102                  (4)
Capitalized interest                                               (531)              (36)               (138)
CHANGE IN:
    Other bond securities, at fair value                             --                --                   2
    Accrued investment income                                        43                20                 (83)
    Amounts due to/from related parties                             533              (125)                221
    Reinsurance assets                                               83                84                  64
    Deferral of deferred policy acquisition costs                  (790)             (604)               (679)
    Deferral of sales inducements                                   (23)               (5)                (10)
    Income taxes currently receivable/payable                        38              (499)               (330)
    Other assets                                                   (335)              (72)                 13
    Future policy benefits                                        1,548               922                 865
    Other policyholders' funds                                      (21)              (19)                (56)
    Other liabilities                                               225               264                  (8)
Other, net                                                         (173)              148                 (82)
                                                           ------------      ------------        ------------
           NET CASH PROVIDED BY OPERATING ACTIVITIES              4,423             3,561               3,428
                                                           ------------      ------------        ------------
CASH FLOWS FROM INVESTING ACTIVITIES Purchase of:
    Fixed maturity securities                                   (30,112)          (18,902)            (28,181)
    Equity securities                                                --              (562)                (17)
    Mortgage and other loans                                     (1,681)             (961)             (1,224)
    Flight equipment                                                 (8)              (11)                (14)
    Acquired businesses, net                                         --               (48)                 --
    Other investments, excluding short-term investments          (2,614)           (4,215)             (1,469)
Sales of:
    Fixed maturity securities                                    22,482            15,386              10,505
    Equity securities                                                50                36                 133
    Mortgage and other loans                                         --               397                  --
    Flight equipment                                                 71                 7                 102
    Divested businesses, net                                         --                35                  --
    Other investments, excluding short-term investments             655             2,167               2,066
Redemptions and maturities of:
    Fixed maturity securities                                     9,093             6,043               7,677
    Mortgage and other loans                                      1,152               875                 572
    Other investments, excluding short-term investments             437               598                 274
Purchases of property, equipment and software                       (52)              (22)                (24)
Sales of property, equipment and software                             1                 1                  --
Change in restricted cash                                            37                23                   4
Change in short-term investments                                    819            (1,583)              8,883
                                                           ------------      ------------        ------------
           NET CASH PROVIDED BY (USED IN) INVESTING
                ACTIVITIES                                 $        330      $       (736)       $       (713)
                                                           ------------      ------------        ------------

           See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                              Years ended December 31,
                                                           -----------------------------------------------------
                                                              2013                2012               2011
                                                           ------------    -----------------   -----------------
                                                                           (as adjusted, see   (as adjusted, see
                                                                             Notes 1 and 2)      Notes 1 and 2)
                                                                              (in millions)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits                              $      7,334      $      5,011        $      8,243
Policyholder account withdrawals                                 (9,018)           (7,402)             (8,521)
Net exchanges to/(from) separate accounts                        (1,291)             (756)               (361)
Proceeds from repurchase agreements                                  --               857                  --
Repayment of notes payable                                         (259)             (202)               (159)
Issuance of notes payable                                           230                --                  --
Federal Home Loan Bank borrowings                                   (28)               60                  --
Security deposits on flight equipment                               (58)              (12)                (11)
Change in securities lending payable                              1,048             1,466                  --
Cash overdrafts                                                    (142)               67                  28
Return of capital, net of cash contributions                     (2,532)           (1,882)             (1,792)
                                                           ------------      ------------        ------------
           NET CASH USED IN FINANCING ACTIVITIES                 (4,716)           (2,793)             (2,573)
                                                           ------------      ------------        ------------
INCREASE IN CASH                                                     37                32                 142
CASH AT BEGINNING OF PERIOD                                         325               293                 151
                                                           ------------      ------------        ------------
CASH AT END OF PERIOD                                      $        362      $        325        $        293
                                                           ============      ============        ============
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid                                          $        161      $        132        $        201
Interest paid                                                        32                25                  --
Non-cash activity:
Sales inducements credited to policyholder contract
   deposits                                                          39                66                 110
Other various non-cash contributions                                348                --                  15

           See accompanying notes to consolidated financial statements

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1. NATURE OF OPERATIONS

American General Life Insurance Company ("AGL" or the "Company"), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), which is in turn an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG").

The Company is a leading provider of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider of annuities. Primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, fixed and variable annuities, index deferred annuities, fixed payment annuities, private placement variable annuities, structured settlement, immediate annuities, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts ("GICs"), stable value wrap products and group benefits. The Company distributes its products through independent marketing organizations, independent and career insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. The Company, through its subsidiaries AIG Enterprise Services LLC ("AIGES") and SunAmerica Asset Management LLC ("SAAMCo") provides support services to certain affiliated insurance companies.

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. ("AIGCS"), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. ("SFS"), represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the Company's variable annuity and variable universal life products, distributing their retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. The Company also is exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the variable annuity products, as well as reduced fee income on variable product assets held in separate accounts. These guaranteed benefits are sensitive to equity market conditions.

Effective January 1, 2013, Integra Business Processing Solutions, Inc. and Integra Holdings, Inc. ("Integra") was transferred to AIG Global Services ("AIGGS"). This transfer was a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements exclude the financial position, operating results and cash flows of Integra for all periods presented.

On December 31, 2012, the Company merged with several other insurance companies within AIG's Life and Retirement segment, with AGL being the surviving company. The merged companies, American General Life Insurance Company of Delaware ("AGLD"), American General Assurance Company ("AGAC"), American General Life and Accident Insurance Company ("AGLA"), Western National Life Insurance Company ("WNL"), SunAmerica Annuity and Life Assurance Company ("SAAL") and SunAmerica Life Insurance Company ("SALIC") were also indirect, wholly owned subsidiaries of AIG. Also on December 31, 2012, the ownership of The Variable Annuity Life Insurance Company ("VALIC") was transferred from AGL to AGC Life. The merger represented a transaction among entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost. The accompanying consolidated financial statements include the financial position, operating results and cash flows of AGLD, AGAC, AGLA, WNL, SAAL and SALIC and exclude VALIC for all periods presented.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On November 30, 2012, AIG, as the ultimate parent, executed a stock purchase agreement with a third party and sold all of the common stock of American General Property Insurance Company ("AGPIC"), a subsidiary of AGLA, and American General Indemnity Company ("AGIC"), a subsidiary of AGAC, for approximately $35 million cash. The operating results of AGPIC and AGIC are included in the consolidated statements of income through the date of the sale.

On November 30, 2012, AIG Advisor Group Inc., an indirect, wholly owned subsidiary of SALIC, acquired Woodbury Financial Services from the Hartford Financial Services Group Inc. Woodbury Financial Services is a leading independent broker-dealer. The purchase price was approximately $48 million.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and variable interest entities ("VIE") in which the Company is the primary beneficiary. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that management believes are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

      o income tax assets and liabilities, including recoverability of deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize deferred tax assets;

      o valuation of future policy benefit liabilities and timing and extent of loss recognition;

      o valuation of liabilities for guaranteed benefit features of variable annuity products;

      o recoverability of assets, including deferred policy acquisition costs ("DAC") and reinsurance;

      o estimated gross profits ("EGPs") to value deferred acquisition costs for investment-oriented products;

      o impairment charges, including other-than-temporary impairments on available for sale securities; and

      o     fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

Out of Period Adjustments

In 2013, the Company recorded out of period adjustments to correct errors related to prior periods which resulted in a $63 million decrease to pre-tax income and a $167 million increase to net income and comprehensive income. The most significant pre-tax item related to realized capital losses on embedded derivatives in two GIC contracts which had not previously been evaluated. Realized capital losses of $66 million were recorded to correct this error. The most significant net income item related to 2008 deferred intercompany losses from the sale of bonds and the tax treatment of the losses as they were partially recognized in subsequent years. A $206 million tax benefit was recorded to correct this error by reducing the deferred tax valuation allowance and deferred tax expense. The Company has evaluated the errors on prior years and their correction in 2013, taking into account both qualitative and quantitative factors. Management believes these errors and their corrections are not material to any previously issued financial statements or to the accompanying 2013 financial statements.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Revision of Prior Period Financial Statements

The financial statements as of and for the year ended December 31, 2012 and 2011 were revised to correctly classify current income taxes receivable, deferred taxes payable and current and deferred income tax expense/benefit.

After evaluating the quantitative and qualitative aspects of these items, the classification errors were not considered to be material, individually or in aggregate to the previously issued 2012 and 2011 financial statements.

The following tables reflect the corrections and their effects on line items in the financial statements for 2012 and 2011 as follows:

As of and for the year ended December 31, 2012:

                                                         As Previously     Effect of      As Currently
                                                           Reported          Change         Reported
                                                        ---------------  --------------  --------------
                                                                         (in millions)
Consolidated Balance Sheet
--------------------------
   Current income taxes receivable                      $          438   $         225   $         663
   Total assets                                                167,611             225         167,836
   Deferred income taxes                                         1,706             225           1,931
   Total liabilities                                           141,464             225         141,689
   Total liabilities and equity                                167,611             225         167,836

Consolidated Statement of Income
--------------------------------
   Income tax expense (benefit):
      Current                                                       29             (50)            (21)
      Deferred                                                    (651)             50            (601)

Consolidated Statement of Cash Flows
------------------------------------
   Provision for deferred income taxes                            (651)             50            (601)
   Change in income taxes currently receivable\payable            (449)            (50)           (499)

As of and for the year ended December 31, 2011:

                                                         As Previously     Effect of      As Currently
                                                           Reported          Change         Reported
                                                        ---------------  --------------  --------------
                                                                          (in millions)
Consolidated Statement of Income
--------------------------------
   Income tax expense (benefit):
      Current                                           $         (170)  $        (175)  $        (345)
      Deferred                                                    (543)            175            (368)


Consolidated Statement of Cash Flows
------------------------------------
   Provision for deferred income taxes                            (581)            175            (406)
   Change in income taxes currently receivable\payable            (155)           (175)           (330)

Total assets, total liabilities, and total liabilities and equity shown in the previously reported column for 2012 do not reflect amounts reported in the issued 2012 audit report due to the transfer of Integra discussed in Note 1.

INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when the Company has the ability and positive intent to hold these securities until maturity. When the Company does not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or as trading and are carried at fair value. None of the Company's fixed maturity securities met the criteria for held to maturity classification at December 31, 2013 or 2012.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income, net of DAC, deferred sales inducements and deferred taxes in Total American General Life Insurance shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at the Company's election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by specific identification.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), collateralized debt obligations ("CDO") and asset backed securities ("ABS"), (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Purchased Credit Impaired Securities

The Company purchases certain RMBS securities that have experienced deterioration in credit quality since their issuance. The Company determined, based on its expectations as to the timing and amount of cash flows expected to be received, that it was probable at the date of acquisition that the Company would not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security was determined based on the Company's best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to the Company's policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as an adjustment to the accretable yield.

Other Bonds and Other Common and Preferred Stock

Securities for which the Company has elected the fair value option are carried at fair value and reported in other bonds or other common and preferred stocks in the consolidated balance sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on assets designated under the fair value option.

Evaluating Investments for Other-than-temporary Impairments

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized investment losses. When assessing the Company's intent to sell a fixed maturity security, or whether it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to realized capital losses. The estimated recovery value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

      o     Current delinquency rates;

      o     Expected default rates and the timing of such defaults;

      o     Loss severity and the timing of any recovery; and

      o     Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Management considers severe price declines in its assessment of potential credit impairments. The Company may also modify model inputs when management determines that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, the Company prospectively accretes into earnings the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

Equity Securities

The Company evaluates its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

      o The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

      o A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

      o The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, management also considers circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Mortgage and Other Loans Receivable

Mortgage and other loans receivable primarily include commercial mortgage loans on real estate (net of related collateral), bank loans and guaranteed loans. Mortgage loans are classified as loans held for investment or loans held for sale. The Company does not currently hold any loans classified as held for sale.

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less credit allowances and deferred fees or expenses and plus or minus adjustments for the accretion of discounts or amortization of premiums. Interest income on such loans is accrued as earned. Interest income, accretion of discounts, amortization of premiums and prepayment fees are reported in net investment income in the consolidated statements of income.

Direct costs of originating commercial mortgages and other loans receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to net investment income over the life of the related loan as an adjustment of the loan's yield using the interest method. Loan commitment fees are generally deferred and recognized in net investment income as an adjustment of yield over the related life of the loan or upon expiration.

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. For commercial mortgage loans, the impairment is measured based on the fair value of underlying collateral, which is determined based on the present value of expected net future cash flows of the collateral, less estimated costs to sell. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on the analysis of internal risk ratings and current loan values. Internal risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property. These factors and the resulting risk ratings also provide a basis for determining the level of monitoring performed at both the individual loan and the portfolio level. When all or a portion of a commercial mortgage loan is deemed uncollectible, the uncollectible portion of the carrying value of the loan is charged off against the allowance. Interest income on impaired loans is recognized as cash is received.

Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Other Invested Assets

The Company accounts for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless AIG's interest is so minor that AIG may have virtually no influence over partnership operating and financial policies, or AIG has elected the fair value option. Under the equity method of accounting, the carrying value generally is the Company's share of the net asset value of the funds or the partnerships, and changes in the Company's share of the net asset values are recorded in net investment income. In applying the equity method of accounting, the Company consistently uses the most recently available financial information provided by the general partner or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited annually.

Certain hedge funds, private equity funds, affordable housing partnerships and other investment partnerships for which AIG has elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds, affordable housing partnerships and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Investments in these other invested assets are evaluated for impairment in a manner similar to the evaluation of equity securities. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, the Company compares expected investment cash flows to carrying value. When the expected cash flows are less than the carrying value, the investments are written down to fair value with a corresponding charge to earnings.

The Company is a member of the Federal Home Loan Bank ("FHLB") of Dallas and such membership requires members to own stock in the FHLB. The Company's FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Other invested assets also include mutual funds, which consist of seed money for mutual funds and investments in retail mutual funds used as investment vehicles for the Company's variable annuity separate accounts, and are carried at market value.

Aircraft

Aircraft owned by Castle 2003-1 Trust ("Castle 1 Trust") and Castle 2003-2 Trust ("Castle 2 Trust") are recorded at cost (adjusted for any impairment charges), net of accumulated depreciation. Depreciation is generally computed on a straight-line basis to a residual value of approximately 15 percent of the cost of the asset over its estimated useful life of 25 years. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value. See Notes 6 and 14 for additional information.

Short-Term Investments

Short-term investments include interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

CASH

Cash represents cash on hand and non-interest bearing demand deposits.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivatives and other financial instruments in conjunction with financial risk management programs and investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives contained in insurance contract liabilities and fixed maturity securities, as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally forwards, swaps and options) are used to economically mitigate risk associated with foreign currency-denominated transactions. Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities. In addition to economic hedging activities, we also enter into derivative instruments with respect to investment operations, which include, among other things, credit default swaps and purchasing investments with embedded derivatives, such as equity linked notes and convertible bonds.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Interest rate, foreign currency and equity swaps, swaptions, options and futures contracts are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the consolidated balance sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

Derivatives, with the exception of bifurcated embedded derivatives, are reflected in the consolidated balance sheets in derivative assets, at fair value and derivative liabilities, at fair value. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The fair value of the bifurcated embedded policy derivatives is reflected in policyholder contract deposits in the consolidated balance sheets. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Policyholder Contract Deposits below and Note 8 herein for additional information on embedded policy derivatives.

The Company believes its hedging instruments have been and remain economically effective, but for the most part have not been designated as hedges for hedge accounting. Certain of the hedging instruments associated with GIC liabilities have been designated as fair value hedges. In the consolidated statements of income, changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Changes in the fair value of derivatives designated as fair value hedges of GIC liabilities are reported in policyholder benefits, along with the changes in the GIC liabilities being hedged.

See Note 3 for discussion of fair value measurements and Note 5 for discussion of derivatives.

DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED ("VOBA") AND DEFERRED SALES INDUCEMENTS

DAC represents those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. The Company defers incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. The Company partially defers costs, including certain commissions, when it does not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

The Company also defers a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts

Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. The Company assesses the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses can have a significant impact on the likelihood and amount of a premium deficiency charge.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Long-duration insurance contracts

Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. Loss recognition exists when there is a shortfall between the carrying amounts of future policy benefit liabilities, net of DAC, and the amount the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When loss recognition exists, the Company first reduces any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, records additional liabilities through a charge to policyholder benefits and claims incurred. Groupings for loss recognition testing are consistent with the manner of acquiring and servicing the business and applied by product groupings. The Company performs separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts

Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the contracts. EGPs include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality and morbidity gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If EGPs change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future EGPs are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows the Company to maintain its long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition

DAC held for investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-Oriented Products

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, the Company does not change the accounting and amortization of existing DAC and related reserves. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

Value of Business Acquired (VOBA)

VOBA is determined at the time of acquisition and is reported in the consolidated balance sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to EGPs and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

DEFERRED SALES INDUCEMENTS

The Company offers sales inducements, which include enhanced crediting rates or bonus payments to contract holders ("bonus interest") on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contracts expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the consolidated statements of income.

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, "Distribution Fee Revenue"). The Company amortizes these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

RESTRICTED CASH

Castle 1 Trust and Castle 2 Trust maintain various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Restricted cash, which is reported in other assets on the consolidated balance sheets, primarily consists of security deposits from lessees and swap collateral from the swap counterparty that are required to be segregated from other funds. Restricted cash also includes cash which is segregated under provisions of the Securities Exchange Act of 1934 and represents estimated breakpoint refund reserves.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Variable contracts are reported within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets of each account are legally segregated and are not subject to claims that arise from any of the Company's other businesses. The assets supporting the variable portion of variable annuities and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities in the consolidated balance sheets. Amounts assessed against the contract holders for mortality, administrative and other services are included in policy fees in the consolidated statements of income. Net investment income, net realized capital gains (losses), changes in fair value of assets, and policyholder contract deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income and cash flows.

INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include both long-duration and short-duration contracts.

Long-duration contracts include traditional whole life, term life, limited payment, endowment, guaranteed renewable term life, participating life, universal life, variable universal life, fixed and variable annuities, equity-indexed annuities, single premium immediate annuities, structured settlements, terminal funding annuities, and GICs. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, many contracts issued by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

Short-duration contracts include group life, accident and health and credit insurance policies. These contracts provide insurance protection for a fixed period of short-duration which enables the insurer to cancel or adjust the provisions of the contract at the end of any contract period, such as adjusting the amount of premiums charged or coverage provided.

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 8 herein. Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Periodically, the Company evaluates estimates used in establishing liabilities for future policy benefits for life and accident and health insurance contracts, which include liabilities for certain payout annuities. The Company also evaluates estimates used in amortizing DAC, VOBA and sales inducement assets for these products. The Company evaluates these estimates against actual experience and adjusts them based on management judgment regarding mortality, morbidity, persistency, maintenance expenses, and investment returns.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These assumptions include margins for adverse deviation in the event that actual experience might deviate from these assumptions.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

As the Company experiences changes over time, it updates the assumptions to reflect these observed changes. Because of the long term nature of many of its liabilities subject to the "lock-in" principle, small changes in certain assumptions may cause large changes in the degree of reserve adequacy. In particular, changes in estimates of future invested asset returns have a large effect on the degree of reserve deficiency. If observed changes in actual experience or estimates result in projected future losses under loss recognition testing, the Company adjusts DAC through amortization expense, and may record additional liabilities through a charge to policyholder benefit expense. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not embedded derivatives, primarily guaranteed minimum death benefits ("GMDB") and to a lesser extent, guaranteed minimum income benefits ("GMIB"). The liabilities for GMDB and GMIB represent the expected value of the guaranteed benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. Management regularly evaluates estimates used and adjusts the GMDB and GMIB liabilities included within future policy benefits, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised. See Note 8 for additional information on GMDB and GMIB.

POLICYHOLDER CONTRACT DEPOSITS

The liability for policyholder contract deposits is recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, as they are recorded directly to policyholder contract deposits upon receipt. Policyholder contract deposits also include the Company's liability for (i) certain guaranteed benefits and equity-indexed features accounted for as embedded derivatives at fair value, (ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts the Company has elected to account for at fair value.

Guaranteed benefit and equity-indexed features accounted for as embedded policy derivatives are bifurcated from the host contracts and accounted for separately at fair value, with changes in fair value recognized in net realized investment gains (losses) in the consolidated statements of income. These include guaranteed minimum withdrawal benefits ("GMWB"), guaranteed minimum account value ("GMAV") as well as equity-indexed annuities and equity-indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policy holder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 8 for additional information on guaranteed benefit features.

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported ("IBNR") claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

The Company is now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File ("SSDMF") to determine if its insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with the Company within 120 days, the Company will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in Company records.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OTHER POLICYHOLDER FUNDS

Other policyholder funds are reported at cost and include any policyholder funds on deposit that encompass premium deposits and similar items, including liabilities for dividends arising out of participating business, reserves for experience-rated group products and unearned revenue reserves ("URR"). Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

Other policyholder funds include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. The amount of annual dividends to be paid is approved locally by the boards of directors of the insurance companies. Provisions for future dividend payments are computed by jurisdiction, reflecting local regulations. The portions of current and prior net income and of current unrealized appreciation of investments that can inure to the Company's benefit are restricted in some cases by the insurance contracts and by the local insurance regulations of the jurisdictions in which the policies are in force.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue, and the unearned portions of the premiums recorded as liabilities. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the Company based on provisions within the insurance contracts sold. These dividends are declared annually by the Company's Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, the Company establishes an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

NOTES PAYABLE

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, where applicable, except for certain notes payable - to affiliates, for which the company has elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the consolidated statements of income. See Note 3 for discussion of fair value measurement.

PREMIUM RECOGNITION

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in policyholder benefits in the consolidated statements of income.

Premiums on accident and health policies are reported as earned over the contract term. The portion of accident and health premiums which is not earned at the end of a reporting period is recorded as reserves for unearned premiums within future policy benefits in the consolidated balance sheets. The Company estimates and accrues group premiums due but not yet collected.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

POLICY FEES

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance, policy administration charges, surrender charges and amortization of unearned revenue reserves.

NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources:

      o Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

      o Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

      o Realized and unrealized gains and losses from investments for which the fair value option has been elected.

      o Earnings from private equity funds and hedge fund investments accounted for under the equity method.

      o     Interest income on mortgage, policy and other loans.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

      o Sales of available for sale fixed maturity and equity securities, real estate, investments in private equity funds and hedge funds and other types of investments.

      o Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

      o Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

      o Exchange gains and losses resulting from foreign currency transactions.

OTHER INCOME

Other income primarily includes fees and commissions from securities brokerage advisory fee income from the broker dealer business, income from legal settlements and aircraft leasing revenue. Aircraft leasing revenue from flight equipment under operating leases is recognized over the life of the leases as rental payments become receivable under the provisions of the leases or, in the case of leases with varying payments, under the straight-line method over the noncancelable term of the leases. In certain cases, leases provide for additional payments contingent on usage. In those cases, rental revenue is recognized at the time such usage occurs, net of estimated future contractual aircraft maintenance reimbursements. Gains on sales of flight equipment are recognized when flight equipment is sold and the risk of ownership of the equipment is passed to the new owner.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

INCOME TAXES

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

See Note 13 for discussion of the valuation allowance for deferred tax assets.

RECENT ACCOUNTING STANDARDS

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Investment Company Guidance

In June 2013, the Financial Accounting Standards Board ("FASB") issued an accounting standard that amends the criteria a company must meet to qualify as an investment company, clarifies the measurement guidance, and requires new disclosures for investment companies. An entity that is regulated by the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") qualifies as an investment company. Entities that are not regulated under the 1940 Act must have certain fundamental characteristics and must consider other characteristics to determine whether they qualify as investment companies. An entity's purpose and design should be considered when making the assessment.

The standard is effective for fiscal years and interim periods beginning after December 15, 2013. Earlier adoption is prohibited. An entity that no longer meets the requirements to be an investment company as a result of this standard should present the change in its status as a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. An entity that is an investment company should apply the guidance prospectively as an adjustment to opening net assets as of the effective date. The adjustment to net assets represents both the difference between the fair value and the carrying amount of the entity's investments and any amount previously recognized in accumulated other comprehensive income. The Company plans to adopt the standard on its required effective date of January 1, 2014 and does not expect the adoption of the standard to have a material effect on its consolidated financial condition, results of operations or cash flows.

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standard that requires a liability related to unrecognized tax benefits to be presented as a reduction to the related deferred tax asset for a net operating loss carryforward or a tax credit carryforward (the "Carryforwards"). When the Carryforwards are not available at the reporting date under the tax law of the applicable jurisdiction or the tax law of the applicable jurisdiction does not require, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit will be presented in the financial statements as a liability and will not be combined with the related deferred tax assets.

The standard is effective for fiscal years and interim periods beginning after December 15, 2013, but earlier adoption is permitted. Upon adoption, the standard should be applied prospectively to unrecognized tax benefits that existed at the effective date. Retrospective application is permitted. The Company plans to adopt the standard prospectively on its required effective date of January 1, 2014 and does not expect the adoption of the standard to have a material effect on its consolidated financial condition, results of operations and cash flows.

Accounting for Investments in Qualified Affordable Housing Projects

In January 2014, the FASB issued an accounting standard that revises the accounting and expands the disclosure requirements for investments in qualified affordable housing projects. The standard is effective for annual periods beginning after December 15, 2014, but early adoption is permitted. The Company plans to adopt the standard prospectively on its required effective date of January 1, 2015 and does not expect adoption of the standard to have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2013:

Testing Indefinite-Lived Intangible Assets for Impairment

In July 2012, the FASB issued an accounting standard that allows a company, as a first step in an impairment review, to assess qualitatively whether it is more likely than not that an indefinite-lived intangible asset is impaired. The Company is not required to calculate the fair value of an indefinite-lived intangible asset and perform a quantitative impairment test unless it determines, based on the results of the qualitative assessment, that it is more likely than not the asset is impaired.

The standard became effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. The Company adopted the standard on its required effective date of January 1, 2013. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Disclosures about Offsetting Assets and Liabilities

In January 2013, the FASB issued an accounting standard that clarifies the scope of transactions subject to disclosures about offsetting assets and liabilities. The standard applies to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with specific criteria contained in the FASB Accounting Standards Codification ("ASC") or subject to a master netting arrangement or similar agreement.

The standard became effective for fiscal years and interim periods beginning on or after January 1, 2013. The Company adopted the standard on its required effective date of January 1, 2013 and applied it retrospectively to all comparative periods presented. The adoption of this standard did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued an accounting standard which requires the Company to disclose the effect of reclassifying significant items out of accumulated other comprehensive income on the respective line items of net income or to provide a cross-reference to other disclosures required under GAAP.

The standard became effective for annual and interim reporting periods beginning after December 15, 2012. The Company adopted the standard on its required effective date of January 1, 2013. The adoption of this standard did not have any effect on the Company's consolidated financial condition, results of operations or cash flows.

Inclusion of the Federal Funds Effective Swap Rate as a Benchmark Interest Rate for Hedge Accounting Purposes

In July 2013, the FASB issued an accounting standard that permits the Federal Funds Effective Swap Rate (or Overnight Index Swap Rate) to be used as a U.S. benchmark interest rate for hedge accounting purposes in addition to U.S. Treasury rates and London Interbank Offered Rate ("LIBOR"). The standard also removes the prohibition on the use of differing benchmark rates when entering into similar hedging relationships.

The standard became effective on a prospective basis for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013 to the extent the Federal Funds Effective Swap Rate is used as a U.S. benchmark interest rate for hedge accounting purposes. The Company adopted the standard on its effective date of July 17, 2013. The adoption of this standard had no material effect on the Company's consolidated financial condition, results of operations or cash flows.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the consolidated balance sheets are classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

o Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

o Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

o Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Methodologies

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels noted above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Incorporation of Credit Risk in Fair Value Measurements

o The Company's Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate the Company's own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to the Company at the balance sheet date by reference to observable AIG credit default swap ("CDS") or cash bond spreads. A derivative counterparty's net credit exposure to the Company is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with the
                                       25

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

      Company, as well as collateral posted by the Company with the counterparty at the balance sheet date. The Company calculates the effect of these credit spread changes using discounted cash flow techniques that incorporate current market interest rates.

o Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

The cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to the Company by an independent third party. The Company utilizes an interest rate based on the benchmark LIBOR curve to derive its discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value in its available for sale and trading portfolios. Market price data is generally obtained from dealer markets.

The Company employs independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation services are reviewed and understood by the Company's management, through periodic discussion with and information provided by the valuation services. In addition, as discussed further below, control processes are applied to the fair values received from third-party valuation services to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions of comparable securities, benchmark yields, interest rate yield curves, credit spreads, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

The Company has control processes designed to ensure that the fair values received from third party valuation services are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. The Company assesses the reasonableness of individual security values received from valuation service providers

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

through various analytical techniques, and has procedures to escalate related questions internally and to the third party valuation services for resolution. To assess the degree of pricing consensus among various valuation services for specific asset types, the Company has conducted comparisons of prices received from available sources. Management has used these comparisons to establish a hierarchy for the fair values received from third party valuations services to be used for particular security classes. The Company also validates prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When the Company's third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing widely accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from third party valuation services, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review in order to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including RMBS, CMBS, CDOs, other ABS and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value equity securities in its available for sale and trading portfolios. Market price data is generally obtained from exchange or dealer markets.

Other Invested Assets

The Company initially estimates the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, the Company generally obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. The Company considers observable market data and performs certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement.

Short-Term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. The Company will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, third party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Policy Derivatives Included in Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded policy derivatives that the Company bifurcates from the host contracts and accounts for separately at fair value, with changes in fair value recognized in earnings. The Company concluded these contracts contain (i) written option guarantees on minimum accumulation value, (ii) a series of written options that guarantee withdrawals from the highest anniversary value within a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives that must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

With respect to embedded policy derivatives in the Company's variable annuity contracts, because of the dynamic and complex nature of the expected cash flows, risk neutral valuations are used. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and policyholder behavior.

With respect to embedded policy derivatives in the Company's equity-indexed life and annuity contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions. This methodology incorporates an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company incorporates its own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. Expected cash flows are discounted using the interest rate swap curve ("swap curve"), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (e.g. LIBOR) leg of a related tenor. The swap curve is adjusted, as necessary, for anomalies between the swap curve and the U.S. Treasury yield curve. The non-performance risk adjustment reflects a market participant's view of the Company's claims-paying ability by incorporating an additional spread to the swap curve used to value embedded policy derivatives.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicate the level of the fair value measurement based on the observability of the inputs used:

                                                                                    Counterparty        Cash
At December 31, 2013                      Level 1        Level 2        Level 3      Netting (a)    Collateral (b)      Total
                                       ------------   ------------   ------------   ------------    -------------    ------------
                                                                              (in millions)
ASSETS:
Bonds available for sale:
    U.S. government and government
     sponsored entities                $         --   $        374   $         --   $         --    $          --    $        374
    Obligations of states,
     municipalities and
     political subdivisions                      --          1,575            754             --               --           2,329
    Non-U.S. governments                         --          2,347             --             --               --           2,347
    Corporate debt                               --         68,335            724             --               --          69,059
    RMBS                                         --          8,338          6,587             --               --          14,925
    CMBS                                         --          1,668          2,448             --               --           4,116
    CDO/ABS                                      --          1,593          3,405             --               --           4,998
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total bonds available for sale                   --         84,230         13,918             --               --          98,148
                                       ------------   ------------   ------------   ------------    -------------    ------------
Other bond securities:
    U.S. government and government
      sponsored entities                         --            903             --             --               --             903
    RMBS                                         --            119            213             --               --             332
    CMBS                                         --             30            126             --               --             156
    CDO/ABS                                      --             30          1,031             --               --           1,061
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total other bond securities                      --          1,082          1,370             --               --           2,452
                                       ------------   ------------   ------------   ------------    -------------    ------------
Equity securities available for sale:
    Common stock                                  7             --             --             --               --               7
    Preferred stock                              --             22             --             --               --              22
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total equity securities available
 for sale                                         7             22             --             --               --              29
                                       ------------   ------------   ------------   ------------    -------------    ------------
Other common and preferred stock                538             --             --             --               --             538
Other invested assets (c)                         1            917          2,305             --               --           3,223
Short-term investments (d)                      215          2,520             --             --               --           2,735
Investment in AIG                                 5             --             --             --               --               5
Derivative assets:
     Interest rate contracts                      9            768             19             --               --             796
     Equity contracts                           107             33             47             --               --             187
     Other contracts                             --             --             10             --               --              10
     Counterparty netting and
      cash collateral                            --             --             --           (108)            (378)           (486)
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total derivative assets                         116            801             76           (108)            (378)            507
                                       ------------   ------------   ------------   ------------    -------------    ------------
Separate account assets                      34,018          1,683             --             --               --          35,701
                                       ------------   ------------   ------------   ------------    -------------    ------------
            Total                      $     34,900   $     91,255   $     17,669   $       (108)   $        (378)   $    143,338
                                       ============   ============   ============   ============    =============    ============
LIABILITIES:
Policyholder contract deposits (e)     $         --   $        120   $        247   $         --    $          --    $        367
Notes payable to affiliates, net                 --             --            211             --               --             211
Derivative liabilities:
     Interest rate contracts                     --            652             13             --               --             665
     Counterparty netting and
      cash collateral                            --             --             --           (108)             (23)           (131)
                                       ------------   ------------   ------------   ------------    -------------    ------------
Total derivative liabilities                     --            652             13           (108)             (23)            534
                                       ------------   ------------   ------------   ------------    -------------    ------------
            Total                      $         --   $        772   $        471   $       (108)   $         (23)   $      1,112
                                       ============   ============   ============   ============    =============    ============

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                    Counterparty        Cash
At December 31, 2012                      Level 1        Level 2        Level 3      Netting (a)    Collateral (b)      Total
                                       ------------   ------------   ------------   ------------    -------------    -----------
                                                                              (in millions)
ASSETS:
Bonds available for sale:
    U.S. government and government
     sponsored entities                $         --   $        515   $         --   $         --    $         --    $        515
    Obligations of states,
     municipalities and
     political subdivisions                      --          1,621            633             --              --           2,254
    Non-U.S. governments                         --          2,552             --             --              --           2,552
    Corporate debt                               --         74,688          1,058             --              --          75,746
    RMBS                                         --          9,972          4,957             --              --          14,929
    CMBS                                         --          1,720          2,205             --              --           3,925
    CDO/ABS                                      --          1,745          2,654             --              --           4,399
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total bonds available for sale                   --         92,813         11,507             --              --         104,320
                                       ------------   ------------   ------------   ------------    ------------    ------------
Other bond securities:
    U.S. government and government
     sponsored entities                          48            858             --             --              --             906
    RMBS                                         --            117            127             --              --             244
    CMBS                                         --             15             41             --              --              56
    CDO/ABS                                      --              8            113             --              --             121
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total other bond securities                      48            998            281             --              --           1,327
                                       ------------   ------------   ------------   ------------    ------------    ------------
Equity securities available for sale:
    Common stock                                 17             --              9             --              --              26
    Preferred stock                              --             31             26             --              --              57
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total equity securities available
 for sale                                        17             31             35             --              --              83
                                       ------------   ------------   ------------   ------------    ------------    ------------
Other common and preferred stock                562             --             --             --              --             562
Other invested assets (c)                         1            404          1,905             --              --           2,310
Short-term investments (d)                       90          3,103             --             --              --           3,193
Investment in AIG                                 4             --             --             --              --               4
Derivative assets:
     Interest rate contracts                      1          1,283             --             --              --           1,284
     Foreign exchange contracts                  --             15             --             --              --              15
     Equity contracts                            64             32             21             --              --             117
     Other contracts                             --             --              2             --              --               2
     Counterparty netting and cash
       collateral                                --             --             --           (230)           (433)           (663)
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total derivative assets                          65          1,330             23           (230)           (433)            755
                                       ------------   ------------   ------------   ------------    ------------    ------------
Separate account assets                      26,642          1,300             --             --              --          27,942
                                       ------------   ------------   ------------   ------------    ------------    ------------
            Total                      $     27,429   $     99,979   $     13,751   $       (230)   $       (433)   $    140,496
                                       ============   ============   ============   ============    ============    ============
LIABILITIES:
Policyholder contract deposits (e)     $         --   $         76   $      1,040   $         --    $         --    $      1,116
Derivative liabilities:
     Interest rate contracts                     --          1,144              2             --              --           1,146
     Foreign exchange contracts                  --             43             --             --              --              43
     Counterparty netting and cash
      collateral                                 --             --             --           (230)              8            (222)
                                       ------------   ------------   ------------   ------------    ------------    ------------
Total derivative liabilities                     --          1,187              2           (230)              8             967
                                       ------------   ------------   ------------   ------------    ------------    ------------
            Total                      $         --   $      1,263   $      1,042   $       (230)   $          8    $      2,083
                                       ============   ============   ============   ============    ============    ============

(a) Represents netting of derivative exposures covered by a qualifying master netting agreement.
(b)   Represents cash collateral posted and received.
(c) Amounts presented for other invested assets in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include partnerships carried at estimated fair value on a recurring basis.
(d) Amounts exclude short-term investments that are carried at cost, which approximate fair value of $1.2 billion and $1.6 billion at December 31, 2013 and 2012, respectively.
(e) Amount presented for policyholder contract deposits in the tables above differ from the amounts presented in the consolidated balance sheets as these tables only include embedded policy derivatives that are measured at estimated fair value on a recurring basis.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

At December 31, 2013 and 2012, Level 3 assets were 10.3 percent and 8.3 percent of total assets, respectively, and Level 3 liabilities were 0.3 percent and 0.7 percent of total liabilities, respectively.

Transfers of Level 1 and Level 2 Assets and Liabilities

The Company's policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. During 2013, the Company transferred $93 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. The Company had no significant transfers between Level 1 and Level 2 during 2012.

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2013 and 2012 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the consolidated balance sheets at December 31, 2013 and 2012:


                                            Net                                                                        Changes in
                                         Realized                                                                      Unrealized
                                            and                    Purchases,                                        Gains (Losses)
                                        Unrealized                   Sales,                                            Included in
                               Fair       Gains                     Issuances                                           Income on
                               Value     (Losses)       Other         and          Gross      Gross      Fair Value    Instruments
                             Beginning   included   Comprehensive  Settlements,  Transfers  Transfers      End of         Held at
December 31, 2013             of Year   in Income   Income (Loss)     Net           In         Out          Year       End of Year
-----------------            ---------  ----------  -------------  ------------  ---------  ----------   ----------  --------------
                                                                        (in millions)
ASSETS:
Bonds available for sale:
    Obligations of
     states, municipalities
     and political
     subdivisions            $     633  $       11   $     (123)    $      280   $      --  $      (47)  $      754  $           --
    Corporate debt               1,058           2            2           (321)        266        (283)         724              --
    RMBS                         4,957         355          258            997          20          --        6,587              --
    CMBS                         2,205          89          (21)           125          50          --        2,448              --
    CDO/ABS                      2,654          86           32            365         569        (301)       3,405              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Total bonds available
  for sale                      11,507         543          148          1,446         905        (631)      13,918              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Other bond securities:
    RMBS                           127          10           --             76          --          --          213              14
    CMBS                            41          (1)          --             86          --          --          126               3
    CDO/ABS                        113          68           --            850          --          --        1,031              48
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Total other bond
  securities                       281          77           --          1,012          --          --        1,370              65
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Equity securities
  available for sale:
    Common stock                     9          --           --             (9)         --          --           --              --
    Preferred stock                 26          --            2            (28)         --          --           --              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Total equity securities
  available for sale                35          --            2            (37)         --          --           --              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Other invested assets            1,905         101           50            107         268        (126)       2,305              --
Derivative assets
    Interest rate contracts         --           4           --             --           8           7           19              --
    Equity contracts                21          33           --             (7)         --          --           47              --
    Other contracts                  2          39           --            (31)         --          --           10              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
Total derivative assets             23          76           --            (38)          8           7           76              --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
      Total                  $  13,751  $      797   $      200     $    2,490   $   1,181  $     (750)  $   17,669  $           65
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
LIABILITIES:
Policyholder contract
    deposits                 $  (1,040) $      609   $       (1)    $      185   $      --  $       --   $     (247) $           --
Notes payable - to
  affiliates, net
Derivative liabilities, net         --         (12)           9           (208)         --          --         (211)            (12)
    Interest rate contracts         (2)          3           --              1          (8)         (7)         (13)             --
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------
      Total                  $  (1,042) $      600   $        8     $      (22)  $      (8) $       (7)  $     (471) $          (12)
                             ---------  ----------   ----------     ----------   ---------  ----------   ----------  --------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                            Net                                                                        Changes in
                                         Realized                                                                      Unrealized
                                            and                    Purchases,                                        Gains (Losses)
                                        Unrealized                   Sales,                                            Included in
                               Fair       Gains                     Issuances                                           Income on
                               Value     (Losses)       Other         and          Gross      Gross      Fair Value    Instruments
                             Beginning   included   Comprehensive  Settlements,  Transfers  Transfers      End of         Held at
December 31, 2012             of Year   in Income   Income (Loss)     Net           In         Out          Year       End of Year
-----------------            ---------  ----------  -------------  ------------  ---------  ----------   ----------  --------------
                                                                    (in millions)
ASSETS:
Bonds available for
    Obligations of states,
     municipalities and
     political subdivisions  $     482  $       40    $       (4)  $      153    $      41  $      (79)         633            --
    Corporate debt                 978         (10)           63          (42)         614        (545)       1,058            --
    RMBS                         5,939         174           944         (514)         297      (1,883)       4,957            --
    CMBS                         1,900          36           275           45           34         (85)       2,205            --
    CDO/ABS                      1,951         120            89          679          367        (552)       2,654            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Total bonds available for
  sale                          11,250         360         1,367          321        1,353      (3,144)      11,507            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Other bond securities:
    RMBS                           138          35            --          (44)          --          (2)         127            31
    CMBS                            --           3            --           38           --          --           41             4
    CDO/ABS                        966         237            --       (1,090)          --          --          113             1
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Total other bond
  securities                     1,104         275            --       (1,096)          --          (2)         281            36
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Equity securities available
  for sale:
    Common stock                    36          15           (24)         (23)           5          --            9            --
    Preferred stock                 60           9           (25)         (17)           1          (2)          26            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Total equity securities
   available for sale               96          24           (49)         (40)           6          (2)          35            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Other invested assets            2,398         (26)          113         (125)         416        (871)       1,905            --
Derivative assets
    Equity contracts                 9           2            --            5            5          --           21            --
    Other contracts                 --          --            --            2           --          --            2            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
Total derivative assets              9           2            --            7            5          --           23            --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
        Total                $  14,857  $      635    $    1,431   $     (933)   $   1,780  $   (4,019)  $   13,751    $       36
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
LIABILITIES:
Policyholder contract
  deposits                   $    (800) $     (181)   $      (72)  $       13    $      --  $       --   $   (1,040)   $      196
Derivative liabilities,
  net
    Interest rate
     contracts                     (10)          8            --           --           --          --           (2)           --
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------
       Total                 $    (810) $     (173)   $      (72)  $       13    $      --  $       --   $   (1,042)   $      196
                             ---------  ----------    ----------   ----------    ---------  ----------   ----------    ----------

Net realized and unrealized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income as follows:

                                                             Net Realized
                                 Net Investment   Other     Capital Gains
At December 31, 2013               Income         Income     (Losses)        Total
------------------------------   -------------   --------   --------------   ------
                                 (in millions)              (in millions)
Bonds available for sale          $      491      $  --     $     52         $  543
Bond trading securities                   77         --           --             77
Other invested assets                    122         --          (21)           101
Derivative assets                         --         --           76             76
Policyholder contract deposits            --         --          617            617
Derivative liabilities                    --         --            3              3
Notes payable                             --        (12)          --            (12)

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                     Net Realized
                                 Net Investment     Capital Gains
At December 31, 2012                 Income           (Losses)              Total
                                 --------------    ----------------    ----------------
                                                    (in millions)
Bonds available for sale         $          447    $            (87)   $            360
Bond trading securities                     275                  --                 275
Equity securities available
  for sale                                   --                  24                  24
Other invested assets                        28                 (54)                (26)
Derivative assets                            --                   2                   2
Policyholder contract deposits               --                (181)               (181)
Derivative liabilities                       --                   8                   8

The following table presents the gross components of purchases, sales, issuances and settlements, net, shown above for Level 3 assets and liabilities:

                                                                                                                Purchases,
                                                                                                                  Sales,
                                                                                                                 Issuances
                                                                                                                   and
                                                                                                                Settlements,
December 31, 2013                                Purchases          Sales         Issuances      Settlements        Net
----------------------------------------------  ------------    ------------    ------------    ------------    ------------
                                                                                 (in millions)
ASSETS:
Bonds available for sale:
    Obligations of states, municipalities and
     political subdivisions                     $        402    $       (122)   $         --    $         --    $        280
    Corporate debt                                       139              --              --            (460)           (321)
    RMBS                                               2,123            (167)             --            (959)            997
    CMBS                                                 495            (203)             --            (167)            125
    CDO/ABS                                            1,310            (121)             --            (824)            365
                                                ------------    ------------    ------------    ------------    ------------
Total bonds available for sale                         4,469            (613)             --          (2,410)          1,446
                                                ------------    ------------    ------------    ------------    ------------
Other bond securities:
    RMBS                                                 110              --              --             (34)             76
    CMBS                                                  98              (8)             --              (4)             86
    CDO/ABS                                              962              --              --            (112)            850
                                                ------------    ------------    ------------    ------------    ------------
Total other bond securities                            1,170              (8)             --            (150)          1,012
                                                ------------    ------------    ------------    ------------    ------------
Equity securities available for sale:
    Common stock                                          --              --              --              (9)             (9)
    Preferred stock                                       --              --              --             (28)            (28)
                                                ------------    ------------    ------------    ------------    ------------
Total equity securities available for
 sale                                                     --              --              --             (37)            (37)
                                                ------------    ------------    ------------    ------------    ------------
Other invested assets                                    318              --                            (211)            107
Derivative assets
    Equity contracts                                      10              --              --             (17)             (7)
    Other contracts                                       --              --              --             (31)            (31)
                                                ------------    ------------    ------------    ------------    ------------
Total derivative assets                                   10              --              --             (48)            (38)
                                                ------------    ------------    ------------    ------------    ------------
            Total                               $      5,967    $       (621)   $         --    $     (2,856)   $      2,490
                                                ------------    ------------    ------------    ------------    ------------
LIABILITIES:
Policyholder contract deposits                  $         --    $        (25)   $         --    $        210    $        185
Notes payable - to affiliates, net                                                      (208)                           (208)
Derivative liabilities, net
    Interest rate contracts                               --              --              --               1               1
                                                ------------    ------------    ------------    ------------    ------------
            Total                               $         --    $        (25)   $       (208)   $        211    $        (22)
                                                ------------    ------------    ------------    ------------    ------------

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                                             Purchases,
                                                                                                               Sales,
                                                                                                             Issuances
                                                                                                                and
                                                                                                            Settlements,
December 31, 2012                              Purchases        Sales        Issuances      Settlements          Net
------------------------------------------   ------------   ------------    ------------    ------------    ------------
                                                                               (in millions)
ASSETS:
Bonds available for sale:
    Obligations of states, municipalities
     and political subdivisions              $        372   $       (201)   $         --    $        (18)   $        153
    Corporate debt                                    225           (169)             --             (98)            (42)
    RMBS                                              628           (193)             --            (949)           (514)
    CMBS                                              277           (131)             --            (101)             45
    CDO/ABS                                         1,379             --              --            (700)            679
                                             ------------   ------------    ------------    ------------    ------------
Total bonds available for sale                      2,881           (694)             --          (1,866)            321
                                             ------------   ------------    ------------    ------------    ------------
Other bond securities:
    RMBS                                               --            (16)             --             (28)            (44)
    CMBS                                               57            (19)             --              --              38
    CDO/ABS                                         1,133           (981)             --          (1,242)         (1,090)
                                             ------------   ------------    ------------    ------------    ------------
Total other bond securities                         1,190         (1,016)             --          (1,270)         (1,096)
                                             ------------   ------------    ------------    ------------    ------------
Equity securities available for sale:
    Common stock                                       --            (23)             --              --             (23)
    Preferred stock                                    60            (75)             --              (2)            (17)
                                             ------------   ------------    ------------    ------------    ------------
Total equity securities available for sale             60            (98)             --              (2)            (40)
                                             ------------   ------------    ------------    ------------    ------------
Other invested assets                                 296             --                            (421)           (125)
Derivative assets
    Equity contracts                                    5             --              --              --               5
    Other contracts                                     2             --              --              --               2
                                             ------------   ------------    ------------    ------------    ------------
Total derivative assets                                 7             --              --              --               7
                                             ------------   ------------    ------------    ------------    ------------
             Total                           $      4,434   $     (1,808)   $         --    $     (3,559)   $       (933)
                                             ------------   ------------    ------------    ------------    ------------
LIABILITIES:
Policyholder contract deposits               $         --   $        (22)   $         --    $         35    $         13
                                             ------------   ------------    ------------    ------------    ------------

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2013 and 2012 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Transfers of Level 3 Assets and Liabilities

The Company records transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value.

During the years ended December 31, 2013 and 2012, transfers into Level 3 assets included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds.

o The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

o Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required the Company to determine fair value for these securities based on inputs that are adjusted to better reflect the Company's own assumptions regarding the characteristics of a specific security or associated market liquidity.

o Certain investments in hedge funds were transferred into Level 3 as a result of limited market activity due to fund-imposed redemption restrictions.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

o Certain private equity fund investments were transferred into Level 3 due to these investments being carried at fair value and no longer being accounted for using the equity method of accounting.

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant input(s) becoming observable or a long-term interest rate significant to a valuation becoming short-term and thus observable. In addition, transfers out of Level 3 assets also occur when investments are no longer carried at fair value as the result of a change in the applicable accounting methodology, given changes in the nature and extent of the Company's ownership interest.

During the years ended December 31, 2013 and 2012, transfers out of Level 3 assets primarily related to certain investments in municipal securities, private placement corporate debt, CMBS, CDO/ABS and investments in hedge funds.

o Transfers of certain investments in municipal securities, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments.

o Transfers of private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on the Company's own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

o The removal or easing of fund-imposed redemption restrictions, as well as certain fund investments becoming subject to the equity method of accounting, resulted in the transfer of certain hedge fund and private equity investments out of Level 3 assets.

The Company had no transfers of liabilities into or out of Level 3 during the years ended December 31, 2013 or 2012.

Quantitative Information About Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to the Company, such as data from third-party valuation service providers and from internal valuation models. Because input information with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                 Fair Value at                                                                      Range
                                December 31, 2013    Valuation Technique        Unobservable Input (a)       (Weighted Average)(a)
                                -----------------    --------------------   -----------------------------  ------------------------
                                   (in millions)
ASSETS:

Corporate debt                     $       360       Discounted cash flow                       Yield (b)     3.48% - 9.44% (6.46%)
RMBS                                     6,170       Discounted cash flow    Constant prepayment rate (c)    0.00% - 11.10% (5.37%)
                                                                                        Loss severity (c)  44.40% - 80.07% (62.24%)
                                                                                Constant default rate (c)    4.26% - 12.00% (8.13%)
                                                                                                Yield (c)     2.89% - 7.55% (5.22%)
CMBS                                     2,396       Discounted cash flow                       Yield (b)    0.00% - 11.23% (5.39%)
LIABILITIES:

Policyholder contract deposits             247       Discounted cash flow   Equity implied volatility (b)            6.00% - 39.00%
                                                                                     Base lapse rates (b)            1.00% - 40.00%
                                                                                  Dynamic lapse rates (b)            0.20% - 60.00%
                                                                                      Mortality rates (b)            0.50% - 40.00%
                                                                                    Utilization rates (b)            0.50% - 25.00%

(a) The unobservable inputs and ranges for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by the Company. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by the Company because there are other factors relevant to the specific tranches owned by the Company including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b) Represents discount rates, estimates and assumptions that the Company believes would be used by market participants when valuing these assets and liabilities.
(c) Information received from independent third-party valuation service providers.

The ranges of reported inputs for Corporate debt, RMBS, and CMBS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to the Company's risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

The Company considers unobservable inputs to be those for which market data is not available and that are developed using the best information available to the Company about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following is a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the securities. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

RMBS and Certain CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates ("CPR"), loss severity, constant default rates ("CDR"), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity CDR, and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Policyholder contract deposits

Embedded policy derivatives within policyholder contract deposits relate to GMWB within variable annuity products and certain enhancements to interest crediting rates based on market indices within equity-indexed annuities and GICs. GMWB represents the Company's largest exposure of these embedded policy derivatives, although the carrying value of the liability fluctuates based on the performance of the equity markets and therefore, at a point in time, can be low relative to the exposure. The principal unobservable input used for GMWBs and embedded derivatives in equity-indexed annuities measured at fair value is equity implied volatility. For GMWBs, other significant unobservable inputs include base and dynamic lapse rates, mortality rates, and utilization rates. Lapse, mortality, and utilization rates may vary significantly depending upon age groups and duration. In general, increases in volatility and utilization rates will increase the fair value of the liability associated with GMWB, while increases in lapse rates and mortality rates will decrease the fair value of the liability.

Investments in Certain Entities Carried at Fair Value Using Net Asset Value Per Share

The following table includes information related to the Company's investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring or non-recurring basis, the Company uses the net asset value per share as a practical expedient to measure fair value.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                     December 31, 2013        December 31, 2012
                                                            -----------------------------  ----------------------------
                                                              Fair Value                    Fair Value
                                                               Using Net                     Using Net
                                                              Asset Value                   Asset Value
                                                             Per Share (or      Unfunded   Per Share (or     Unfunded
                        Investment Category Includes        its equivalent)   Commitments  its equivalent)  Commitments
                     ------------------------------------   ---------------   -----------  ---------------  -----------
                                                                                  (in millions)
INVESTMENT CATEGORY
Private equity funds:
   Leveraged buyout  Debt and/or equity investments made      $   1,178             $185    $      1,038     $     229
                     as part of a transaction in which
                     assets of mature companies are
                     acquired from the current
                     shareholders, typically with the use
                     of financial leverage

   Real estate/      Investments in real estate                      93                9              71            13
   Infrastructure    properties and infrastructure
                     positions, including power plants
                     and other energy generating
                     facilities

   Venture capital   Early-stage, high-potential, growth             40                6              55             9
                     companies expected to generate a
                     return through an eventual
                     realization event, such as an
                     initial public offering or sale of
                     the company

   Distressed        Securities of companies that are                91               16              84            18
                     already in default, under bankruptcy
                     protection, or troubled

   Other             Includes multi-strategy and                      9               12              13             9
                     mezzanine strategies
                                                              ---------       ----------     -----------     ---------
Total private
   equity funds                                                   1,411              228           1,261           278
                                                              ---------       ----------     -----------     ---------
Hedge funds:
   Event-driven      Securities of companies undergoing             500                2             339             2
                     material structural changes,
                     including mergers, acquisitions and
                     other reorganizations

   Long-short        Securities that the manager believes           713               11             409            --
                     are undervalued, with corresponding
                     short positions to hedge market risk

   Distressed        Securities of companies that are               405               11             261            --
                     already in default, under bankruptcy
                     protection or troubled

   Emerging markets  Investments in the financial markets            64               --              --            --
                     of developing countries

   Other             Includes multi-strategy and                     77               --              18            --
                     mezzanine strategies
                                                              ---------       ----------     -----------     ---------
Total hedge funds                                                 1,759               24           1,027             2
                                                              ---------       ----------     -----------     ---------
Total                                                         $   3,170       $      252    $      2,288     $     280
                                                              =========       ==========    ============     =========

Private equity fund investments included above are not redeemable, as distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments. At December 31, 2013, assuming average original expected lives of 10 years for the funds, 72 percent of the total fair value using net asset value or its equivalent above would have expected remaining lives of less than three years, 27 percent between three and seven years and 1 percent between seven and 10 years.

The hedge fund investments included above are generally redeemable monthly (6 percent), quarterly (40 percent), semi-annually (15 percent) and annually (39 percent), with redemption notices ranging from one day to 180 days. At December 31, 2013, however, investments representing approximately 63 percent of the total fair value of the hedge fund investments cannot be currently redeemed, either in whole or in part, because the investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2015. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Fair Value Option

Under the fair value option, the Company may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings.

The Company elects the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Net unrealized gains (losses) on such securities included in net investment income on the consolidated statements of income were $(58) million, $206 million and $(24) million for the years ended December 31, 2013, 2012 and 2011, respectively.

Additionally, beginning in the third quarter of 2012, the Company elected the fair value option for investments in certain private equity funds, hedge funds and other alternative investments when such investments are eligible for this election. Net unrealized gains (losses) on other invested assets included in net investment income on the consolidated statements of income were $194 million and $5 million for the years ended December 31, 2013 and 2012, respectively.

The Company elected fair value accounting for its economic interest in ML II. The Company recorded gains of $177 million and $30 million in the years ended December 31, 2012 and 2011, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income.

Ambrose 2013-2, Ambrose 2013-3, and Ambrose 2013-5, three VIEs which are consolidated by the Company, each elected the fair value option for a tranche of their structured securities, referred to herein as the Class X notes, which are included in notes payable. See Note 14 for additional information on these VIEs and the Class X notes. The fair value of the Class X notes was determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows were discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads for U.S. CLOs include a spread premium to compensate for the complexity and perceived illiquidity of the Class X notes. The spread premium was derived on the respective issuance dates, with reference to the issuance spread on a tranche of structured securities issued by the respective entities that was purchased by an independent, non-affiliated third party.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                                  Outstanding
                                                   Principal
    December 31, 2013               Fair Value      Amount      Difference
--------------------------------    ----------    -----------   ----------
                                                  (in millions)
Notes payable to affiliates, net      $  211         $  580     $   (369)

In 2011, the Company assumed GIC liabilities, which are reported in policyholder contract deposits on the balance sheets, from an affiliate, AIG Matched Funding Corp. ("AIGMFC"). AIGMFC had elected fair value accounting for its GIC liabilities and the Company has maintained this election. The change in the fair value of these GIC liabilities was $(17) million, $(3) million and $78 million in the years ended December 31, 2013, 2012 and 2011, respectively, and was reported in policyholder benefits in the statements of income. The change in the value of the GIC liabilities was partially offset by a swap designated as a fair value hedge. See Note 14 for additional information on the GIC assumption and the related swap.

Fair Value Measurements on a Non-Recurring Basis

The Company measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Note 2 herein for additional information about how the Company tests various asset classes for impairment.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents assets measured at fair value on a non-recurring basis at the time of impairments and the related impairment charges recorded during the periods presented:

                                                                   Impairment
                        Assets at Fair Value Non-Recurring Basis     Charges
                        ----------------------------------------   ----------
 December 31, 2013      Level 1    Level 2    Level 3      Total
--------------------    -------    -------    -------     ------
                                    (in millions)
Other invested assets   $    --    $    --    $   435     $  435   $       19

Fair Value Information about Financial Instruments Not Measured at Fair Value

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

Mortgage and Other Loans Receivable

Fair values of mortgage loans were estimated for disclosure purposes using discounted cash flow calculations based upon discount rates the Company believes market participants would use in determining the price that they would pay for such assets. For certain loans, the Company's current incremental lending rates for similar type loans is used as the discount rate, as it is believed that this rate approximates the rate that market participants would use. Fair values of collateral, commercial and guaranteed loans were estimated principally by using independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of the policy loans are generally estimated based on unpaid principal amount as of each reporting date or, in some cases, based on the present value of the loans using a discounted cash flow model. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

Other Invested Assets

The majority of other invested assets that are not measured at fair value represent investments in hedge funds, private equity funds and other investment partnerships for which the Company uses the equity method of accounting. The fair value of the Company's investment in these funds is measured based on the Company's share of the funds' reported net asset value.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Policyholder Contract Deposits Associated with Investment-type Contracts

Fair value for policyholder contract deposits associated with investment-type contracts not accounted for at fair value were estimated using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which cash flows are denominated.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Notes Payable

Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the estimated fair value and carrying value of the Company's financial instruments not measured at fair value and indicates the level of the estimated fair value measurement based on the levels of the inputs used:

                                                           Estimated Fair Value
                                        -------------------------------------------    Carrying
                                        Level 1    Level 2     Level 3      Total        Value
                                        -------    -------    --------    ---------    ----------
                                                             (in millions)
December 31, 2013
ASSETS
Mortgage and other loans receivable     $    --    $    75    $  9,008    $   9,083    $    8,531
Policy loans                                 --         --       1,545        1,545         1,545
Other invested assets                        --         22          --           22            22
Short-term investments                       --      1,229          --        1,229         1,229
Cash                                        362         --          --          362           362
LIABILITIES
Policyholder contract deposits (a)           --        185      59,505       59,690        55,476
Notes payable - affiliates, net (b)          --         --          46           46            49
Notes payable - to third parties, net                              377          377           378
December 31, 2012
ASSETS
Mortgage and other loans receivable     $    --    $   189    $  8,906    $   9,095    $    8,245
Policy loans                                 --         --       1,587        1,587         1,587
Other invested assets                        --         54          --           54            54
Short-term investments                       --      1,590          --        1,590         1,590
Cash                                        325         --          --          325           325
LIABILITIES
Policyholder contract deposits (a)           --        245      64,115       64,360        57,452
Notes payable - affiliates, net              --         --         133          133           142
Notes payable - to third parties, net        --         --         152          152           158

(a) Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)   Excludes notes for which the fair value option has been elected.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The following table presents the amortized cost or cost and fair value of the Company's available for sale securities:

                                                                                               Other-Than-
                                              Amortized     Gross       Gross                   Temporary
                                               Cost or    Unrealized  Unrealized      Fair     Impairments
                                                Cost        Gains       Losses       Value     in AOCI (a)
                                              ---------   ----------  ----------   ---------   -----------
                                                                       (in millions)
December 31, 2013
Bonds available for sale:
    U.S. government and government
      sponsored entities                      $     343   $      46   $     (15)   $     374   $        --
    Obligations of states, municipalities
      and political subdivisions                  2,432          53        (156)       2,329             2
    Non-U.S. governments                          2,426          95        (174)       2,347            --
    Corporate debt                               66,412       4,459      (1,812)      69,059            44
    RMBS                                         13,975       1,223        (273)      14,925           657
    CMBS                                          3,760         419         (63)       4,116           235
    CDO/ABS                                       4,853         188         (43)       4,998            16
                                              ---------   ---------   ---------    ---------   -----------
Total bonds available for sale                   94,201       6,483      (2,536)      98,148           954
Equity securities available for sale:
    Common stock                                      5           2          --            7            --
    Preferred stock                                  18           4          --           22            --
                                              ---------   ---------   ---------    ---------   -----------
Total equity securities available for sale           23           6          --           29            --
Investment in AIG                                     9           2          (6)           5            --
                                              ---------   ---------   ---------    ---------   -----------
Total                                         $  94,233   $   6,491   $  (2,542)   $  98,182   $       954
                                              =========   =========   =========    =========   ===========

                                                                                               Other-Than-
                                              Amortized     Gross        Gross                  Temporary
                                              Cost or     Unrealized  Unrealized      Fair     Impairments
                                                 Cost        Gains      Losses       Value     in AOCI (a)
                                              ---------   ----------  ----------   ---------   ---------
                                                                    (in millions)
December 31, 2012
Bonds available for sale:
    U.S. government and government
      sponsored entities                      $     413   $     102   $      --    $     515    $     --
    Obligations of states, municipalities
      and political subdivisions                  2,015         245          (6)       2,254          --
    Non-U.S. governments                          2,243         317          (8)       2,552          --
    Corporate debt                               66,448       9,607        (309)      75,746          79
    RMBS                                         13,641       1,506        (218)      14,929         469
    CMBS                                          3,462         546         (83)       3,925         185
    CDO/ABS                                       4,217         256         (74)       4,399          43
                                              ---------   ---------   ---------    ---------    --------
Total bonds available for sale                   92,439      12,579        (698)     104,320         776
Equity securities available for sale:
    Common stock                                     12          14          --           26          --
    Preferred stock                                  42          15          --           57          --
                                              ---------   ---------   ---------    ---------   ---------
Total equity securities available for sale           54          29          --           83          --
Investment in AIG                                    10          --          (6)           4          --
                                              ---------   ---------   ---------    ---------    --------
Total                                         $  92,503   $  12,608   $    (704)   $ 104,407    $    776
                                              =========   =========   =========    =========    ========

(a) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table summarizes the Company's fair values and gross unrealized losses on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                       Less than 12 Months     12 Months or More             Total
                                     ----------------------  ----------------------  ----------------------
                                                   Gross                   Gross                   Gross
                                        Fair     Unrealized    Fair      Unrealized    Fair      Unrealized
December 31, 2013                      Value       Losses      Value      Losses       Value       Losses
----------------------------------   ---------   ----------  ---------   ----------  ---------   ----------
                                                                 (in millions)
Bonds available for sale:
    U.S. government and government
      sponsored entities             $      62   $      13   $       7   $       2   $      69   $      15
    Obligations of states,
      municipalities and political
       subdivisions                  $   1,553   $     136   $      97   $      20   $   1,650   $     156
    Non-U.S. governments                 1,049         104         312          70       1,361         174
    Corporate debt                      20,214       1,368       3,119         444      23,333       1,812
    RMBS                                 3,788         186         712          87       4,500         273
    CMBS                                   827          38         167          25         994          63
    CDO/ABS                              1,016          18         373          25       1,389          43
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total bonds available for sale          28,509       1,863       4,787         673      33,296       2,536
Investment in AIG                           --          --           5           6           5           6
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total                                $  28,511   $   1,863   $   4,792   $     679   $  33,303   $   2,542
                                     =========   =========   =========   =========   =========   =========

                                      Less than 12 Months      12 Months or More             Total
                                     ----------------------  ----------------------  ----------------------
                                                   Gross                   Gross                   Gross
                                       Fair      Unrealized    Fair      Unrealized   Fair       Unrealized
December 31, 2012                     Value        Losses      Value       Losses     Value        Losses
----------------------------------   ---------   ----------  ---------   ----------  ---------   ----------
                                                                 (in millions)
Bonds available for sale:
    Obligations of states,
      municipalities and political
      subdivisions                   $     326   $       6   $       1   $      --   $     327   $       6
    Non-U.S. governments                   378           8           3          --         381           8
    Corporate debt                       4,111         131       2,048         178       6,159         309
    RMBS                                   142           2         959         216       1,101         218
    CMBS                                    86           2         278          81         364          83
    CDO/ABS                                882          22         716          52       1,598          74
                                     ---------   ---------   ---------   ---------   ---------   ---------
Total bonds available for sale           5,925         171       4,005         527       9,930         698
Investment in AIG                           --          --           4           6           4           6
                                     ---------   ---------   ---------   ---------   ---------   ---------
 Total                               $   5,925   $     171   $   4,009   $     533   $   9,934   $     704
                                     =========   =========   =========   =========   =========   =========

As of December 31, 2013, the Company held 3,138 individual fixed maturity and equity securities that were in an unrealized loss position, of which 633 individual securities were in a continuous unrealized loss position for longer than 12 months.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2013 because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2013:

                                                             Total Fixed Maturity Securities
                                                                     Available for Sale
                                                             -------------------------------
                                                               Amortized
                                                                 Cost           Fair Value
                                                             -------------     -------------
                                                                        (in millions)
Due in one year or less                                      $       1,791     $       1,850
Due after one year through five years                               11,037            11,979
Due after five years through ten years                              27,381            28,275
Due after ten years                                                 31,404            32,005
Mortgage-backed, asset-backed and collateralized securities         22,588            24,039
                                                             -------------     -------------
Total fixed maturity securities available for sale           $      94,201     $      98,148
                                                             =============     =============

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

The Company's investments at December 31, 2013 and 2012 did not include any investments in a single issuer that exceeded 10 percent of the Company's consolidated shareholder's equity.

Other Bond Securities

See Note 3 for discussion of hybrid securities for which the Company has elected the fair value option.

ML II

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1.0 billion plus participation in the residual cash flows, each of which was subordinated to the repayment of a loan from the Federal Reserve Bank of New York ("New York Fed") to ML II.

Neither AIG nor the Company had any control rights over ML II. The Company determined that ML II was a VIE and the Company was not the primary beneficiary. The transfer of RMBS to ML II was accounted for as a sale. The Company elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest was reported in bond trading securities with changes in fair value reported as a component of net investment income.

As the controlling member of ML II, the New York Fed directed ML II to sell its RMBS assets through a series of auctions held since 2011. Proceeds from the sale of the RMBS assets were used to repay in full the New York Fed's loan to ML II and the Company's deferred purchase price, including any accrued interest due, in accordance with the terms of the definitive agreements governing the sale of the RMBS assets, with any residual interests shared between the New York Fed and the domestic securities lending program participants.

Through a series of transactions that occurred during 2012, the New York Fed initiated the sales of the remaining securities held by ML II. These sales resulted in the Company receiving principal payments of $157 million on March 1, 2012 and additional cash receipts of $972 million on March 15, 2012 from ML II that consisted of $563 million, $82 million, and $327 million in principal, contractual interest and residual cash flows, respectively, effectively monetizing the Company's ML II interests.

The total amount received of $1.13 billion by the Company from ML II in 2012 was remitted as a return of capital to the Company's intermediate parent company and ultimately remitted to AIG.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Invested Assets on Deposit and Pledged as Collateral

The invested assets on deposit, and invested assets pledged as collateral are presented in the table below. The amounts presented in the table below are at estimated fair value for cash, short-term investments, fixed maturity and other securities.

                                                                     December 31,    December 31,
                                                                         2013           2012
                                                                     ------------    ------------
                                                                              (in millions)
Invested assets on deposit:
      Regulatory agencies                                             $   70            $    87
Invested assets pledged as collateral:
      Advance agreements - Federal Home Loan Bank of Dallas                8                 15
      Advance agreements - Federal Home Loan Bank of Cincinnati           --                 15
      Advance agreements - Federal Home Loan Bank of San Francisco        14                 25
      FHLB collateral                                                     45                283

SECURITIES LENDING

During 2012, the Company began utilizing a securities lending program to supplement liquidity or for other uses as deemed appropriate by management. Under these financing transactions, the Company transfers securities to financial institutions and receives cash collateral. Collateral levels are monitored daily and are maintained at 102 percent of the fair value of the loaned securities during the life of the transactions. Generally, cash collateral received by the Company is invested in short-term investments. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements by the Company. Elements of the securities lending program are presented below as of December 31:

                                                       2013       2012
                                                     -------    -------
                                                        (in millions)
Securities on loan: (a)
   Amortized cost                                    $ 2,228    $ 1,234
   Estimated fair value                                2,425      1,420
Cash collateral on deposit from counterparties (b)     2,514      1,466
Reinvestment portfolio - estimated fair value          2,514      1,466

(a)   Included in bonds available for sale on the consolidated balance sheets.
(b) Included in short-term investments on the consolidated balance sheets. Liability to counterparties is reported in securities lending payable.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2013, the Company had direct U.S. commercial mortgage loan exposure of $7.3 billion. At that date, substantially all of the U.S. loans were current.

The U.S. commercial loan exposure by state and class of loan, at December 31, 2013, were as follows:

State       # of Loans    Amount*    Apartments   Offices   Retails    Industrials   Hotels    Others    % of Total
----------  ----------   ---------   ----------   -------   --------   -----------   ------   --------   ----------
                                                  ($ in millions)
California         125   $   1,546   $       17   $   425   $    190   $       361   $  195   $    358        18.9%
New York            60       1,144          311       589         62            28       44        110        14.0%
New
Jersey              42         705          376       140        161             2        9         17         8.6%
Florida             56         480           33        85        231            30       20         82         5.9%
Texas               35         431           27       128         54           104       78         41         5.3%
Other
states             318       3,861          596     1,167        928           314      425        428        47.3%
            ----------   ---------   ----------   -------   --------   -----------   ------   --------   ---------
  Total            636   $   8,167   $    1,360   $ 2,534   $  1,626   $       839   $  771   $  1,036       100.0%
            ==========   =========   ==========   =======   ========   ===========   ======   ========   =========

*     Excludes portfolio valuation allowance

The following table presents the credit quality indicators by class of loan for commercial mortgage loans:

                                                                    Class
                           Number of   ------------------------------------------------------------------               Percent of
December 31, 2013           Loans     Apartments  Offices     Retails   Industrials    Hotels     Others     Total        Total $
-------------------------  ---------  ---------   --------   --------   -----------   --------   --------   --------    -------
                                                                      ($ in Millions)
Credit Quality Indicator:
   In good standing             623   $   1,347   $  2,427   $  1,626   $      839    $    771   $    952   $  7,962        97.5%
   Restructured (a)              11          13         90         --           --          --         84        187         2.3%
   90 days or less
   delinquent                    --          --         --         --           --          --         --         --         0.0%
   >90 days  delinquent or
     in process
     of foreclosure               2          --         --         18           --          --         --         18         0.2%
                           --------   ---------   --------   --------   ----------    --------   --------   --------    --------
Total (b)                       636   $   1,360   $  2,517   $  1,644   $      839    $    771   $  1,036   $  8,167       100.0%
                           ========   =========   ========   ========   ==========    ========   ========   ========    ========
Valuation allowance                   $       2   $     61   $      6   $        1    $      3   $     33   $    106         1.3%
                                      ---------   --------   --------   ----------    --------   --------   --------    --------

(a) Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)   Does not reflect valuation allowances.

The Company holds mortgages with a carrying value of $71 million and $82 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation at December 31, 2013 and 2012, respectively.

A significant majority of commercial mortgage loans in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for the Company to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company's mortgage and other loan valuation allowance activity was as follows:

                                                2013        2012       2011
                                               -------    -------    -------
                                                       (in millions)
Allowance, beginning of year                   $   155    $   233    $   319
     Additions (reductions) to allowance for
       losses                                       57        (62)       (32)
     Charge-offs, net of recoveries                (74)       (16)       (54)
                                               -------    -------    -------
Allowance, end of year                         $   138    $   155    $   233
                                               =======    =======    =======

The Company's impaired mortgage loans were as follows:

                                                2013       2012        2011
                                               -------    -------    -------
                                                     (in millions)
Impaired loans with valuation allowances       $   137    $    75    $   108
Impaired loans without valuation allowances         --          7         69
                                               -------    -------    -------
     Totali mpairedloans                           137         82        177
Valuation allowances on impaired loans             (56)       (27)       (18)
                                               -------    -------    -------
     Impaired loans,net                        $    81    $    55    $   159
                                               =======    =======    =======

The Company recognized $7 million, $4 million and $10 million in interest income on the above impaired mortgage loans for the years ended December 31, 2013, 2012 and 2011, respectively.

Troubled Debt Restructurings ("TDR")

The Company modifies loans to optimize their returns and improve their collectability, among other things. When such a modification is undertaken with a borrower that is experiencing financial difficulty and the modification involves the Company granting a concession to the troubled debtor, the modification is deemed to be a TDR. The Company assesses whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal forgiveness, payment deferrals and easing of loan covenants.

The Company held $67 million and $11 million of commercial mortgage loans that had been modified in a TDR at December 31, 2013 and 2012, respectively. The Company had no other loans that had been modified in a TDR. At December 31, 2013, these commercial mortgage loans had related total allowances for credit losses of $11 million. At December 31, 2012 these commercial mortgage loans had no related total allowances for credit losses. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

As the result of a loan's TDR, the Company assesses the adequacy of any additional allowance for credit losses with respect to such loans, and in all cases no additional allowance for credit losses, aside from the one that had already been provided for each loan prior to their restructuring, was deemed necessary. In certain cases, based on an assessment of amounts deemed uncollectible, a portion of a loan restructured in a TDR may be charged off against the allowance for credit losses.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OTHER INVESTED ASSETS

The following table summarizes the carrying values of other invested assets:

                                2013      2012
                              --------   -------
                                (in millions)
Alternative investments (a)   $  7,047   $ 6,695
Investment real estate (b)         443       519
FHLB common stock                   22        54
Mutual funds                        --         1
                              --------   -------
Total                         $  7,512   $ 7,269
                              ========   ======

(a) Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships. (b) Net of accumulated depreciation of $181 million and $176 million in 2013 and 2012, respectively.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                   2013        2012         2011
                                 --------    ---------    ---------
                                         (in millions)
Investment income:
    Fixed maturity securities   $   5,275    $   5,792    $   5,404
    Equity securities                 (20)          67            2
    Mortgage and other loans          527          526          540
    Policy loans                       99          102          106
    Investment real estate             79           73           59
    Other invested assets             919          650          508
    Securities lending                  3            2           --
    Other investment income            52           12           12
                                ---------    ---------    ---------
Total investment income             6,934        7,224        6,631
Investment expenses                  (242)        (223)        (191)
                                ---------    ---------    ---------
Net investment income           $   6,692    $   7,001    $   6,440
                                =========    =========    =========

The carrying value of investments that produced no investment income during 2013 was $75 million, which is less than 0.1 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

NET REALIZED CAPITAL GAINS (LOSSES)

Net realized capital gains (losses) by type of investment were as follows for the years ended December 31:

                                                      2013         2012         2011
                                                   ---------    ---------    ---------
                                                              (in millions)
Sales of fixed maturity securities                 $   1,787    $   1,506    $     760
Sales of equity securities                                28           25           30
Mortgage and other loans                                 (57)          73           55
Investment real estate                                    73           12           15
Other invested assets                                      2          (21)        (144)
Derivatives                                              153         (671)        (336)
Other-than-temporary impairments                        (127)        (379)        (598)
                                                   ---------    ---------    ---------
Net realized capital gains (losses) before taxes   $   1,859    $     545    $    (218)
                                                   =========    =========    =========

The following table presents the gross realized gains and gross realized losses from sales or redemptions of the Company's available for sale securities as follows for the years ended December 31:

                                    2013                 2012                   2011
                            -------------------   -------------------   --------------------
                             Gross      Gross      Gross       Gross       Gross     Gross
                            Realized   Realized   Realized   Realized    Realized   Realized
                             Gains      Losses     Gains      Losses       Gains     Losses
                            --------   --------   --------   --------    --------   --------
                                                      (in millions)
Fixed maturity securities   $  1,863   $     76   $  1,598   $     92   $     821   $     61
Equity securities                 28         --         31          6          37          7
                            --------   --------   --------   --------   ---------   --------
Total                       $  1,891   $     76   $  1,629   $     98   $     858   $     68
                            ========   ========   ========   ========   =========   ========

In 2013, 2012, and 2011, the aggregate fair value of available for sale fixed maturity and equity securities sold was $22.5 billion, $11.8 billion and $10.5 billion, which resulted in net realized capital gains of $1.8 billion, $1.5 billion and $790 million, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

CREDIT IMPAIRMENTS

The following table presents a rollforward of the cumulative credit loss component of other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities held by the Company, and includes structured, corporate, municipal and sovereign fixed maturity securities for the years ended December 31:

                                                                                2013       2012       2011
                                                                             ---------- ---------- ----------
                                                                                        (in millions)
Balance, beginning of year                                                   $    2,126 $    2,775 $    2,762
Increases due to:
         Credit impairments on new securities subject to impairment losses           15         96        177
         Additional credit impairments on previously impaired securities             31        194        278
Reductions due to:
         Credit impaired securities fully disposed for which there was
               no prior intent or requirement to sell                              (184)      (520)      (160)
         Credit impaired securities for which there is a current intent or
               anticipated requirement to sell                                       --         --         --
         Accretion on securities previously impaired due to credit (a)             (403)      (422)      (272)
Other                                                                                --          3        (10)
                                                                             ---------- ---------- ----------
Balance, end of year                                                         $    1,585 $    2,126 $    2,775
                                                                             ========== ========== ==========

(a) Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

PURCHASED CREDIT IMPAIRED SECURITIES

The following tables present information on the Company's PCI securities, which are included in bonds available for sale:

<CAPTION
                                                              At Date of
                                                             Acquisition
                                                           ---------------
                                                            (in millions)

Contractually required payments (principal and interest)   $         9,767
Cash flows expected to be collected (a)                              7,764
Recorded investment in acquired securities                           5,065

(a) Represents undiscounted expected cash flows, including both principal and interest.

                                 December 31, 2013    December 31, 2012
                                ------------------    -----------------
                                              (in millions)
Outstanding principal balance   $            5,805    $           4,262
Amortized cost                               3,969                2,794
Fair value                                   4,397                3,189

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents activity for the accretable yield on PCI securities for the years ended December 31:

                                                        2013            2012
                                                    ------------    ------------
                                                            (in millions)
Balance, beginning of year                          $      1,734    $      1,695
    Newly purchased PCI securities                           826             486
    Disposals                                                (39)           (175)
    Accretion                                               (258)           (244)
    Effect of changes in interest rate indices               118             (84)
    Net reclassification from (to) non-accretable
     difference, including effects of prepayments            296              56
                                                    ------------    ------------
Balance, end of year                                $      2,677    $      1,734
                                                    ============    ============

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and fair value of derivative financial instruments, by their underlying risk exposure, held at:

                                                                    Derivative Assets             Derivative Liabilities
                                                               ----------------------------    ---------------------------
                                                                 Notional          Fair           Notional        Fair
                                                                Amount (a)       Value (b)       Amount (a)      Value (b)
                                                               ------------    ------------    ------------   ------------
                                                                                       (in millions)
December 31, 2013
Derivatives designated as hedging instruments:
     Interest rate contracts                                   $        161    $        105    $        133   $         15
                                                               ------------    ------------    ------------   ------------
Total derivatives designated as hedging instruments            $        161    $        105    $        133   $         15
                                                               ------------    ------------    ------------   ------------
Derivatives not designated as hedging instruments:
     Interest rate contracts                                   $      5,996    $        691    $      4,125   $        650
     Equity contracts                                                 4,529             187           2,500             --
     Other contracts (c)                                             46,529             105           2,539            403
                                                               ------------    ------------    ------------   ------------
Total derivatives, gross                                       $     57,215           1,088    $      9,297          1,068
                                                               ============    ------------    ============   ------------
     Counterparty netting (d)                                                          (108)                          (108)
     Cash collateral (e)                                                               (378)                           (23)
                                                                                -----------                   ------------
Total derivatives, net                                                                  602                            937
                                                                                -----------                   ------------
Less:  Bifurcated embedded derivatives                                                   95                            403
                                                                                -----------                   ------------
Total derivatives on balance sheets                                             $       507                   $        534
                                                                                ===========                   ============

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                               Derivative Assets            Derivative Liabilities
                                         ----------------------------    ---------------------------
                                           Notional          Fair          Notional         Fair
                                          Amount (a)       Value (b)      Amount (a)      Value (b)
                                         ------------    ------------    ------------   ------------
                                                              (in millions)
December 31, 2012
Derivatives not designated as
  hedging instruments:
  Interest rate contracts                $      5,159    $      1,284    $      5,687   $      1,146
  Foreign exchange contracts                      108              15             165             43
  Equity contracts                              3,550             117              --             --
  Other contracts (c)                          10,323               2          18,235          1,040
                                         ------------    ------------    ------------   ------------
Total derivatives, gross                 $     19,140           1,418    $     24,087          2,229
                                         ============    ------------    ============   ------------
  Counterparty netting (d)                                       (230)                          (230)
  Cash collateral (e)                                            (433)                             8
                                                         ------------                   ------------
Total derivatives, net                                            755                          2,007
                                                         ------------                   ------------
Less:  Bifurcated embedded derivatives                             --                          1,040
                                                         ------------                   ------------
Total derivatives on balance sheets                      $        755                   $        967
                                                         ============                   ============

(a) Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.
(b) See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.
(c) Includes primarily bifurcated embedded policy derivatives, which are recorded in policyholder contract deposits. See Notes 2 and 8 for additional information.
(d) Represents netting of derivative exposures covered by a qualifying master netting agreement.
(e)  Represents cash collateral posted and received.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to economically hedge certain guarantees of specific equity-indexed universal life and annuities and variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized capital gains (losses) in the consolidated statements of income:

                                                        2013            2012            2011
                                                    ------------    ------------    ------------
                                                                   (in millions)
Derivatives designated as hedging instruments
   Interest rate contracts                          $        (32)   $         --    $         --
                                                    ------------    ------------    ------------
Total                                               $        (32)   $         --    $         --
                                                    ============    ============    ============
Derivatives not designated as hedging instruments
   Interest rate contracts                          $        (81)   $         (8)   $       (173)
      Foreign exchange contracts                              --             (48)            156
   Equity contracts                                         (448)           (101)            118
   Other contracts                                           714            (514)           (437)
                                                    ------------    ------------    ------------
Total                                               $        185    $       (671)   $       (336)
                                                    ============    ============    ============

The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. The Company had $212 million and $231 million of net derivative assets at December 31, 2013 and 2012, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

A VIE is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights and do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

The Company enters into various arrangements with VIEs in the normal course of business. The Company's involvement with VIEs is primarily as a passive investor in debt securities (rated and unrated) and equity interests issued by VIEs. The Company's exposure is generally limited to those interests held.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (i) the power to direct the activities of the VIE that most significantly affect the VIE's economic performance and (ii) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of the Company's decision-making ability and its ability to influence activities that significantly affect the economic performance of the VIE.

Exposure to Loss

The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE and (ii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its variable interests in consolidated VIEs:

                                                                       At December 31,
                                     ---------------------------------------------------------------------------------------
                                              VIE Assets*                VIE Liabilities         Off-Balance Sheet Exposure
                                     ---------------------------   ---------------------------   ---------------------------
                                         2013           2012           2013           2012           2013           2012
                                     ------------   ------------   ------------   ------------   ------------   ------------
                                                                       (in millions)
Castle 1 Trust                       $        515   $        632   $        209   $        324   $         --   $         --
Castle 2 Trust                                440            634             72            274             --             --
Ambrose 2                                   2,072             --             91             --             --             --
Ambrose 3                                   2,198             --             90             --             --             --
Ambrose 5                                   2,613             --            131             --             --             --
Selkirk No. 1 Ltd.                          1,015                           229
Investment in limited partnerships            612            665             33             23             --             --
                                     ------------   ------------   ------------   ------------   ------------   ------------
Total                                $      9,465   $      1,931   $        855   $        621   $         --   $         --
                                     ============   ============   ============   ============   ============   ============

* The assets of each VIE can be used only to settle specific obligations of that VIE.

The following table presents total assets of unconsolidated VIEs in which the Company holds a variable interest, as well as the Company's maximum exposure to loss associated with these VIEs:

                                                             Maximum Exposure to Loss
                                                   --------------------------------------------
                                     Total VIE      On-Balance      Off-Balance
                                       Assets         Sheet           Sheet           Total
                                   ------------    ------------    ------------    ------------
                                                          (in millions)
December 31, 2013
Real estate and investment funds   $      4,321    $        683    $         50    $        733
                                   ------------    ------------    ------------    ------------
Total                              $      4,321    $        683    $         50    $        733
                                   ============    ============    ============    ============
December 31, 2012
Real estate and investment funds   $      5,448    $        779    $         55    $        834
                                   ------------    ------------    ------------    ------------
Total                              $      5,448    $        779    $         55    $        834
                                   ============    ============    ============    ============

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs was classified on the Company's consolidated balance sheets as follows:

                                                                      At December 31,
                                                ------------------------------------------------------------
                                                       Consolidated VIEs             Unconsolidated VIEs
                                                ----------------------------    ----------------------------
                                                    2013            2012            2013            2012
                                                ------------    ------------    ------------    ------------
                                                                        (in millions)
Assets:
    Cash and short-term investments             $        140    $        182    $         --    $         --
    Bonds available for sale                           6,884              --              --              --
    Mortgage loans and other loans receivable          1,015              --              --              --
    Aircraft                                             762             984              --              --
    Other invested assets                                454             513             683             779
    Other asset accounts                                 210             252              --              --
                                                ------------    ------------    ------------    ------------
Total assets                                    $      9,465    $      1,931    $        683    $        779
                                                ============    ============    ============    ============
Liabilities:
    Amounts due to related parties              $         85    $        139    $         --    $         --
    Notes payable - to affiliates, net                   237             142              --              --
    Notes payable - to third parties, net                346              98              --              --
    Other liability accounts                             187             242              --              --
                                                ------------    ------------    ------------    ------------
Total liabilities                               $        855    $        621    $         --    $         --
                                                ============    ============    ============    ============

Real Estate and Investment Funds

The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity funds, real estate funds and some funds managed by AIG Asset Management (US), LLC ("AIG Investments"), an affiliate. The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs. The Company's exposure to funds that are unconsolidated VIEs was not material to the Company's financial condition as of December 31, 2013 or 2012.

Aircraft Trusts

AIG has created two VIEs, Castle 1 Trust and Castle 2 Trust, for the purpose of acquiring, owning, leasing, maintaining, operating and selling aircraft. Under a servicing agreement, International Lease Finance Corporation, an affiliate, acts as servicer for the aircraft owned by these entities. The Company and other AIG subsidiaries hold beneficial interests in these entities. These beneficial interests include passive investments in non-voting preferred equity and in debt issued by these entities. The debt of these entities is not an obligation of, or guaranteed by, the Company or by AIG or any of AIG's subsidiaries. The Company bears the obligation to absorb economic losses or receive economic benefits that could possibly be significant to Castle 1 Trust and Castle 2 Trust. As a result, the Company has determined that it is the primary beneficiary of Castle 1 Trust and Castle 2 Trust and fully consolidates these entities. See Note 14 herein for additional information on these entities.

Securitization Vehicles

Ambrose

During 2013, the Company entered into three separate securitization transactions for the purpose of enhancing its risk-based capital ratio, liquidity and net investment income. The securitization transactions involved the Company's transfer of a portfolio of its high grade corporate securities, along with a portfolio of structured securities acquired from AIG, to newly formed special purpose entities, Ambrose 2013-2 ("Ambrose 2"), Ambrose 2013-3 ("Ambrose 3") and Ambrose 2013-5 ("Ambrose 5") (collectively referred to as the "Ambrose entities"). The Ambrose entities issued beneficial interests to the Company in consideration for the transferred securities. The majority of the beneficial interests issued by the Ambrose entities are owned by the Company and it maintains the

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

power to direct the activities of the VIEs that most significantly impact their economic performance and bears the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs. Accordingly, the Company consolidates Ambrose 2, Ambrose 3 and Ambrose 5. See
Note 14 herein for additional information on these entities.

Selkirk

During 2013, the Company entered into a securitization transaction in which a portfolio of its commercial mortgage loans were transferred to a special purpose entity, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in two special purpose entities and cash proceeds from the securitized notes issued to third party investors by another special purpose entity. The Company determined that it either controlled or was the primary beneficiary of all of the special purpose entities in the securitization structure, and therefore consolidates all of these entities, including Selkirk No. 1 Ltd, which is a VIE. See Note 14 for additional information on this securitization transaction.

RMBS, CMBS, Other ABS and CDOs

The Company is a passive investor in RMBS, CMBS, other ABS and CDOs primarily issued by domestic special-purpose entities. The Company generally does not sponsor or transfer assets to, or act as the servicer to these asset-backed structures, and was not involved in the design of these entities.

The Company's maximum exposure in these types of structures is limited to its investment in securities issued by these entities. Based on the nature of the Company's investments and its passive involvement in these types of structures, the Company has determined that it is not the primary beneficiary of these entities. The Company has not included these entities in the tables above, however, the fair values of the Company's investments in these structures are reported in Note 3 and Note 4 herein.

7. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                                            2013            2012            2011
                                                        ------------    ------------    ------------
                                                                        (in millions)
Balance at January 1                                    $      4,158    $      4,704    $      5,315
    Deferrals                                                    790             584             663
    Accretion of interest/amortization                          (581)           (592)           (722)
    Effect of unlocking assumptions used in
       estimating future gross profits                           105              45              28
    Effect of realized gains on securities                       (37)            (85)           (245)
    Effect of unrealized (gains) losses on securities            661            (498)           (335)
                                                        ------------    ------------    ------------
Balance at December 31                                  $      5,096    $      4,158    $      4,704
                                                        ============    ============    ============

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Value of business acquired (VOBA) is included in DAC on the consolidated balance sheets. The following table summarizes the activity in value of business acquired:

                                                            2013            2012            2011
                                                        ------------    ------------    ------------
                                                                        (in millions)
Balance at January 1                                    $        339    $        391    $        443
    Accretion of interest/amortization                           (27)            (15)            (39)
    Effect of unlocking assumptions used in
       estimating future gross profits                            10               5               1
    Effect of realized gains on securities                        (5)            (23)             (5)
    Effect of unrealized (gains) losses on securities             31             (19)             (9)
                                                        ------------    ------------    ------------
Balance at December 31                                  $        348    $        339    $        391
                                                        ============    ============    ============

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $14 million, $19 million, $17 million, $16 million and $16 million, respectively.

The following table summarizes the activity in deferred sales inducements:

                                                            2013            2012            2011
                                                        ------------    ------------    ------------
                                                                        (in millions)

Balance at January 1                                    $        354    $        555    $        667
    Deferrals                                                     62             112             134
    Accretion of interest/amortization                          (109)           (140)           (167)
    Effect of unlocking assumptions used in
       estimating future gross profits                            65              27               8
    Effect of realized gains on securities                       (13)             (1)            (46)
    Effect of unrealized (gains) losses on securities            143            (199)            (41)
                                                        ------------    ------------    ------------
Balance at December 31                                  $        502    $        354    $        555
                                                        ============    ============    ============

The Company periodically reviews and unlocks estimated gross profit assumptions for investment-oriented products as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2013, unlocking decreased amortization primarily due to updated spread assumptions for fixed annuity products, partially offset by decreases from higher life insurance mortality assumptions and surrender rate assumptions. In 2012, unlocking decreased amortization primarily due to decreased surrenders, partially offset by decreased interest spreads. In 2011, the Company recorded lower amortization primarily due to three unlocking events. First, a refinement was made to the estimated crediting rate. Second, base lapse and withdrawal rates were lowered to reflect recent experience. Third, the future interest spread was modified to incorporate additional spread compression.

8. FUTURE POLICY BENEFITS, POLICYHOLDER CONTRACT DEPOSITS, GUARANTEED BENEFITS AND OTHER POLICYHOLDER FUNDS

FUTURE POLICY BENEFITS

The liability for long duration future policy benefits at December 31, 2013 has been established on the basis of the following assumptions:

o Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 3.0 percent to 10.0 percent within the first 20 years. Interest rates on immediate/terminal funding annuities are at a maximum of 12.5 percent and grade to zero percent.

o Mortality and surrender rates are generally based upon actual experience when the liability is established.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

For the years ended December 31, 2013 and 2012, the Company recognized a pretax adjustment to policyholder benefit expense and an increase in reserves of $886 million and $807 million, respectively as a consequence of actual loss recognition, and a $61 million strengthening of long-term care reserves in 2012 for updated morbidity assumptions. There was no actual loss recognition recorded in 2011.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposit liabilities were as follows at December 31:

                                      2013             2012
                                  ------------    ------------
                                          (in millions)
Policyholder contract deposits:
   Life Insurance and A&H         $     11,476    $     10,859
   Fixed Annuities                      43,718          45,268
   Retirement Income Solutions           6,093           4,904
   Group Retirement                         32              34
   Institutional Markets                 8,848          11,633
   All other Institutional                 230             227
                                  ------------    ------------
Total                             $     70,397    $     72,925
                                  ============    ============

The products for which reserves are included in policyholder contract deposits at December 31, 2013 had the following characteristics:

o Interest rates credited on deferred annuities, which vary by year of issuance, range from 1.0 percent to, including bonuses, 8.4 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 15.0 percent grading to zero over a period of up to 20 years.

o GICs have market value withdrawal provisions for any funds withdrawn other than benefit responsive payments. Interest rates credited generally range from 0.3 percent to 8.3 percent. The majority of these GICs mature within seven years.

o Interest rates on corporate life insurance products are guaranteed at 3.0 percent and the weighted average rate credited in 2013 was 4.4 percent.

o    The universal life products have credited interest rates of 1.0 percent to
     8.0 percent and guarantees ranging from 1.0 percent to 5.5 percent depending on the year of issue. Additionally, universal life funds are subject to surrender charges that amount to 8.7 percent of the aggregate fund balance grading to zero over a period not longer than 20 years.

Guaranteed Benefits

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB) and guaranteed minimum account value benefits (GMAV). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either
(a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent.

Details concerning the Company's GMDB exposure as of December 31 were as follows:

                                                         2013                                2012
                                           ---------------------------------    --------------------------------
                                            Net Deposits        Highest         Net Deposits         Highest
                                               Plus a           Contract           Plus a           Contract
                                              Minimum            Value             Minimum            Value
                                               Return           Attained           Return           Attained
                                           ---------------   ---------------    --------------    --------------
                                                                          ($ in millions)

Account value                              $         20,108  $           14,428 $       13,943    $       13,688
Amount at risk (a)                                      635                 620            955             1,093
Average attained age of contract holders                 65                  67             66                66
Range of guaranteed minimum return rates        0.00%-10.00%                       0.00%-10.00%

(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts at the balance sheet date.

The following summarizes the GMDB and GMIB liabilities related to variable annuity contracts:

                             2013           2012
                         ------------    ------------
                                 (in millions)
Balance at January 1     $        401    $        439
Reserve increase                   32              30
Benefits paid                     (55)            (68)
                         ------------    ------------
Balance at December 31   $        378    $        401
                         ============    ============

The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2013:

     o Data used was up to 1,000 stochastically generated investment performance scenarios.

     o Mean investment performance assumption ranged from 3.0 to 10.0 percent.

     o    Volatility assumption was 16 percent.

     o For certain products, mortality was assumed to be 50.0 percent to 87.5 percent of the 1994 variable annuity minimum guaranteed death benefit table, adjusted for recent experience. For other products, mortality was assumed to be 85.0 percent to 138.7 percent of the 2012 individual annuity mortality table.

     o Lapse rates vary by contract type and duration and range from zero to 37 percent.

     o The discount rate used ranged from 5.5 percent to 10.0 percent and is based on the growth rate assumptions for the underlying contracts in effect at the time of policy issuance.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

GMWB and GMAV

Certain of the Company's variable annuity contracts offer optional GMWB and GMAV benefits. The contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments can continue beyond the guaranteed amount. The account value can also fluctuate with equity market returns on a daily basis resulting in increases or decreases in the excess of the guaranteed amount over account value.

The liabilities for GMWB and GMAV, which are recorded in policyholder contract deposits, are accounted for as embedded policy derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other realized capital gains (losses). The fair value of these embedded policy derivatives was a net asset of $89 million at December 31, 2013 and a net liability of $801 million at December 31, 2012. See Note 3 herein for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded policy derivatives. The Company had account values subject to GMWB and GMAV that totaled $23.0 billion and $15.4 billion at December 31, 2013 and 2012, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk for GMAV represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. The net amount at risk related to these guarantees was $51 million and $590 million at December 31, 2013 and 2012, respectively. The Company uses derivative instruments to mitigate a portion of the exposure that arises from GMWB and GMAV benefits.

OTHER POLICYHOLDER FUNDS

Participating Insurance

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2013 and 6.7 percent of gross premiums in 2013. Policyholder dividends were $28 million, $35 million and $41 million in 2013, 2012 and 2011, respectively, and are included in policyholder benefits in the consolidated statements of income.

9. REINSURANCE

The Company generally limits its exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single life up to $15 million.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from a reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Reinsurance transactions for the years ended December 31, 2013, 2012 and 2011 were as follows:

                                                                                                  Percentage
                                                    Ceded to       Assumed                        of Amount
                                      Gross         Other        From Other         Net           Assumed
                                      Amount       Companies      Companies         Amount         to Net
                                   ------------   ------------   ------------    ------------   ------------
                                                             (in millions)
December 31, 2013
Life insurance in force            $    796,660   $    103,198   $      2,662    $    696,124           0.38%
                                   ============   ============   ============    ============
Premiums:
   Life insurance and annuities    $      2,441   $        889   $         22    $      1,574           1.40%
   Accident and health insurance            218             10             --             208           0.00%
                                   ------------   ------------   ------------    ------------
Total premiums                     $      2,659   $        899   $         22    $      1,782           1.23%
                                   ============   ============   ============    ============
December 31, 2012
Life insurance in force            $    793,874   $    108,760   $      2,728    $    687,842           0.40%
                                   ============   ============   ============    ============
Premiums:
   Life insurance and annuities    $      2,228   $        847   $         21    $      1,402           1.50%
   Accident and health insurance            228             13             (1)            214          -0.47%
                                   ------------   ------------   ------------    ------------
Total premiums                     $      2,456   $        860   $         20    $      1,616           1.24%
                                   ============   ============   ============    ============
December 31, 2011
Life insurance in force            $    785,904   $    117,210   $      3,080    $    671,774           0.46%
                                   ============   ============   ============    ============
Premiums:
   Life insurance and annuities    $      2,210   $        846   $         22    $      1,386           1.59%
   Accident and health insurance            246             17             --             229           0.00%
                                   ------------   ------------   ------------    ------------
Total premiums                     $      2,456   $        863   $         22    $      1,615           1.36%
                                   ============   ============   ============    ============

Reinsurance assets include the balances due from reinsurance and insurance companies under the terms of reinsurance agreements for ceded future policy benefits for life and accident and health insurance contracts. The Company remains liable to the extent that reinsurers do not meet their obligation under the reinsurance contracts, and as a result, the Company regularly evaluates the financial condition of its reinsurers and monitors its concentration of credit risk.

Total reinsurance recoverables are included in reinsurance assets on the consolidated balance sheets. Reinsurance recoverable on paid losses was approximately $110 million and $111 million at December 31, 2013 and 2012, respectively. Reinsurance recoverable on unpaid losses was approximately $74 million and $108 million at December 31, 2013 and 2012, respectively. Ceded claim and surrender recoveries under reinsurance agreements was $658 million, $694 million and $579 million for the years ended 2013, 2012 and 2011, respectively.

The National Association of Insurance Commissioners ("NAIC") Model Regulation "Valuation of Life Insurance Policies" ("Regulation XXX") requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees ("ULSGs"). In addition, NAIC Actuarial Guideline 38 ("Guideline AXXX") clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. The Company manages the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to the Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The agreement between the Company and AGC Life also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2013, 2012 and 2011 was a pre-tax expense of approximately $73 million, $66 million and $59 million, respectively, representing the risk charge associated with the reinsurance agreement.

On October 1, 2003, the Company entered into a coinsured/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"). The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsured 100 percent quota share of the Company's liability on virtually all general account deferred annuity contracts issued by the Company with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, the Company will retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2013, 2012 and 2011 was a pre-tax expense of approximately $3 million in each year and represented the risk charge associated with the reinsurance agreement.

In 2003, the Company entered into a coinsurance/modified coinsurance agreement with AIGB. The agreement has an effective date of January 1, 2003. Under the agreement, AIGB reinsured a 100 percent quota share of the Company's liability on selective level term products and universal life products issued by the Company. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied. This agreement was amended to terminate for new business issued on and after August 1, 2009. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. The main impact of the agreement on the Company's results of operations for the years ended December 31, 2013, 2012 and 2011 was a pre-tax expense of approximately $3 million, $4 million and $3 million, respectively, representing the risk charge associated with the coinsurance agreement.

10. DEBT

The following table lists the Company's total debt outstanding at December 31, 2013 and 2012. The interest rates presented in the following table are the range of contractual rates in effect at year end, including fixed and variable-rates:


                                               Range of                             Balance at           Balance at
                                               Interest                           December 31,           December 31,
Year Ended December 31, 2013                    Rate(s)       Maturity Date(s)        2013                   2012
                                           ----------------   ---------------  ------------------    ------------------
                                                                                            (in millions)
Notes Payable, Affiliates:
     Notes payable of consolidated VIEs      7.00% - 7.60%         2027        $               26    $              142
     Notes payable of consolidated VIEs,
       at fair value                         3.06% - 3.26%         2060                       211                    --
     Debt of consolidated investments        0.00% - 5.77%       various                       23                    --
                                                                               ------------------    ------------------
  Total Notes Payable, Affiliates                                                             260                   142
Notes Payable, Third Party:
     Notes payable of consolidated VIEs      1.33% - 7.00%       various                      346                    98
     FHLB borrowings                         0.50% - 0.54%         2015                        32                    60
                                                                               ------------------    ------------------
  Total Notes Payable, Third Party                                                            378                   158
                                                                               ------------------    ------------------
Total Notes Payable                                                            $              638    $              300
                                                                               ==================    ==================

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents maturities of long-term debt, including hedge accounting valuation adjustments and fair value adjustments, when applicable:

                                                                                     Year Ending
                                                         ----------------------------------------------------------------------
December 31, 2013                              Total       2014        2015        2016        2017        2018      Thereafter
                                             --------    --------    --------    --------    --------    --------    ----------
                                                                                (in millions)
Notes Payable, Affiliates:
    Notes payable of consolidated VIEs       $     26    $     --    $     --    $     --    $     --    $     --    $       26
    Notes payable of consolidated VIEs, at
      fair value                                  211          --          --          --          --          --           211
    Debt of consolidated investments               23          --          --          13          --          --            10
                                             --------    --------    --------    --------    --------    --------    ----------
 Total Notes Payable, Affiliates                  260          --          --          13          --          --           247
Notes Payable, Third Party:
    Notes payable of consolidated VIEs            346          --          --          --          --          --           346
    FHLB borrowings                                32          --          32          --          --          --            --
                                             --------    --------    --------    --------    --------    --------    ----------
 Total Notes Payable, Third Party:                378          --          32          --          --          --           346
                                             --------    --------    --------    --------    --------    --------    ----------
Total Notes Payable                          $    638    $     --    $     32    $     13    $     --    $     --    $      593
                                             ========    ========    ========    ========    ========    ========    ==========

Castle Trust Notes Payable

On September 23, 2003 and January 14, 2004, Castle 1 Trust and Castle 2 Trust, respectively, issued five classes of notes payable. As of December 31, 2013, the balance of the Castle 2 Trust notes was paid in full.

The repayment terms of each class of notes are such that certain principal amounts are expected to be repaid on dates which are based on certain operating assumptions or refinanced through the issuance of new notes, but in any event are ultimately due for repayment on May 15, 2027 for Castle 1 Trust. Each Trust has the right to make an optional redemption of any class of the notes. Should either Trust choose to exercise an early redemption of any of the notes, it may be required to pay a redemption premium.

The dates on which principal repayments on the notes will actually occur will depend on the cash flows generated from the portfolio of aircraft, each Trust's ability to refinance any or all of the notes and the amount of operating costs incurred in the ordinary course of business.

The notes are obligations solely of Castle 1 Trust and Castle 2 Trust and are not secured by the aircraft. The notes are not guaranteed by any lessee, sellers of aircraft, trustees of Castle 1 Trust, trustees of Castle 2 Trust, the Company or other beneficial interest holders of Castle 1 Trust, Castle 2 Trust, or any other person.

FHLB Borrowings

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity. When a cash advance is obtained, the Company is required to pledge certain mortgage-backed securities, government and agency securities, other qualifying assets and its ownership interest in the FHLB of Dallas to secure advances obtained from the FHLB. Upon any event of default by the Company, the FHLB of Dallas's recovery would generally be limited to the amount of the Company's liability under advances borrowed.

On December 31, 2012, several life insurance companies were merged into the Company. Refer to Note 1 for further discussion. Each of the companies listed below were members in their respective FHLBs. In conjunction with the merger described in Note 1, WNL, AGLA and SALIC withdrew their membership from their respective FHLBs, and their interest in shares of the FHLB stock will be redeemed by the respective FHLBs over time. On May 28, 2013, AGLA's outstanding FHLB of Cincinnati stock was redeemed. The carrying value of the Company's ownership in FHLB stock is reported on the consolidated balance sheets in other invested assets.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Company              Domiciliary State       FHLB Bank
--------             -----------------       --------------------
AGL                  Texas                   FHLB - Dallas
WNL                  Texas                   FHLB - Dallas
SALIC                Arizona                 FHLB - San Francisco

At December 31, 2013 and 2012, the fair value of collateral pledged to secure advances was $67 million and $372 million, respectively.

11. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2028. At December 31, 2013, the future minimum lease payments under the operating leases are as follows:

                                                                   (in millions)
2014                                                               $          24
2015                                                                          23
2016                                                                          20
2017                                                                          15
2018                                                                          10
Thereafter                                                                    34
                                                                   -------------
Total                                                              $         126
                                                                   =============

Rent expense was $32 million, $33 million and $34 million for the years ended December 31, 2013, 2012 and 2011, respectively.

The leasing operations of Castle 1 Trust and Castle 2 Trust consist of leasing aircraft under operating leases. At December 31, 2013, future minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2013, to be received by Castle 1 Trust and Castle 2 Trust under operating leases for the years ended December 31 are as follows:

                                                                   (in millions)
2014                                                             $           103
2015                                                                          77
2016                                                                          49
2017                                                                          33
2018                                                                          18
Thereafter                                                                    15
                                                                 ---------------
Total                                                            $           295
                                                                 ===============

Commitments to Fund Partnership Investments

The Company had commitments to provide funding to various limited partnerships totaling $526 million and $595 million for the periods ended December 31, 2013 and 2012, respectively. The commitments to invest in limited partnerships and other funds are called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2013, $504 million are currently expected to expire by 2014, based on the expected life cycle of the related fund and the Company's historical funding trends for such commitments.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Mortgage Loan Commitments

The Company had $215 million in commitments relating to mortgage loans at December 31, 2013.

Other Commitments

The Company has entered into credit and short-term financing agreements under which the Company agreed to make loans to various affiliates (See Note 15).

SAAMCo is the investment advisor of SunAmerica Money Market Fund (the "Fund"), a series of the SunAmerica Money Market Funds, Inc., which seeks to maintain a stable $1.00 net asset value ("NAV") per share. The Fund's market value NAV was negatively impacted by a loss in 2008 on an asset-backed security ("Cheyne"). SAAMCo has provided certain commitments to the Board of Directors of the Fund to contribute capital to maintain a minimum market value per share up to the amount of the security loss. Management has also committed that should the realized loss carry forward from Cheyne eventually expire, SAAMCo will reimburse the Fund to the extent of the expiration. SAAMCo has recorded a contingent liability of $1 million for expected future capital contributions as of December 31, 2013.

CONTINGENT LIABILITIES

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. Except as discussed below, the Company believes it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on the Company's results of operations, cash flows and financial position.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. The Company accrued $12 million and $17 million for these guaranty fund assessments at December 31, 2013, and 2012, respectively, which is reported within other liabilities in the accompanying consolidated balance sheets.

The Company recorded an increase of approximately $58 million and $179 million in the estimated reserves for IBNR death claims in 2012 and 2011, respectively, in conjunction with the use of the SSDMF to identify potential claims not yet filed. In 2012, the Company worked to resolve multi-state examinations relating to the handling of unclaimed property and the use of the SSDMF to identify death claims that have not been submitted to the Company in the normal course of business. The final settlement of these examinations was announced on October 22, 2012, pursuant to which the Company and certain of its affiliates paid an $11 million regulatory assessment to the various state insurance departments that are parties to the regulatory settlement to defray costs of their examinations and monitoring. Although the Company has enhanced its claims practices to include use of the SSDMF, it is possible that the settlement remediation requirements, remaining inquiries, other regulatory activity or litigation could result in the payment of additional amounts. AIG has also received a demand letter from a purported AIG shareholder

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

requesting that the Board of Directors investigate these matters, and bring appropriate legal proceedings against any person identified by the investigation as engaging in misconduct. On January 8, 2014, the independent members of AIG's Board unanimously refused the demand in its entirety, and on February 19, 2014, counsel for AIG's Board sent a letter to counsel for the purported AIG shareholder describing the process by which AIG's Board considered and refused its demand. The Company believes it has adequately reserved for such claims, but there can be no assurance that the ultimate cost will not vary, perhaps materially, from its estimate.

In addition, the state of West Virginia has two lawsuits pending against the Company relating to alleged violations of the West Virginia Uniform Unclaimed Property Act, in connection with policies issued by the Company and by AGLA (which merged into the Company on December 31, 2012). The State of West Virginia has also filed similar lawsuits against other insurers.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the Company.

12. TOTAL EQUITY

Capital contributions received by the Company were $368 million, $265 thousand and $16 million in 2013, 2012 and 2011, respectively.

The components of accumulated other comprehensive income are as follows:

                                                                 2013           2012             2011
                                                            ------------    ------------    ------------
                                                                             (in millions)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains                                   $      6,491    $     12,608    $      9,722
   Gross unrealized losses                                        (2,542)           (704)         (2,143)
Net unrealized gains on other invested assets                        897             925             655
Adjustments to DAC, VOBA and deferred sales inducements             (940)         (1,804)         (1,088)
Insurance loss recognition                                           (10)         (2,048)         (1,712)
Foreign currency translation adjustments                               3              12              16
Deferred federal and state income tax expense                     (1,168)         (3,096)         (1,913)
                                                            ------------    ------------    ------------
   Accumulated other comprehensive income                   $      2,731    $      5,893    $      3,537
                                                            ============    ============    ============

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the other comprehensive income (loss) reclassification adjustments for the years ended December 31:

                           Unrealized
                              gains
                           (losses) of
                              fixed                          Adjustment to
                            maturity                           deferred
                           investments                          policy
                               on                            acquisition
                              which        Unrealized           costs,
                           other-than        gains             value of
                            temporary       (losses)           business
                             credit          on all          acquired and                       Foreign
                           impairments       other              deferred      Insurance        currency
                              were          invested            sales            loss         translation
                              taken          assets          inducements      recognition      adjustment          Total
                          -------------    -------------   ---------------   -------------    -------------    -------------
                                                                    (in millions)
DECEMBER 31, 2013
Unrealized change
 arising during period     $        461    $      (6,597)   $         885    $       1,152    $          (9)   $      (4,108)
Less: Reclassification
 adjustments included
 in net income                       92            1,726               50             (886)              --              982
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive loss,
 before income tax
 (expense) benefit                  369           (8,323)             835            2,038               (9)          (5,090)
Less: Income tax
 (expense) benefit                 (127)           3,058             (293)            (713)               3            1,928
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive loss,
 net of income tax
 (expense) benefit        $         242    $      (5,265)   $         542    $       1,325    $          (6)   $      (3,162)
                          =============    =============    =============    =============    =============    =============
DECEMBER 31, 2012
Unrealized change
 arising during period     $      1,682    $       1,787    $        (817)   $      (1,143)   $          (4)   $       1,505
Less: Reclassification
 adjustments included
 in net income                      230           (1,356)            (101)            (807)              --           (2,034)
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
comprehensive income,
 before income tax
 (expense) benefit                1,452            3,143             (716)            (336)              (4)           3,539
Less: Income tax
 (expense) benefit                 (545)          (1,015)             257              119                1           (1,183)
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive income,
 net of income tax
 (expense) benefit        $         907    $       2,128    $        (459)   $        (217)   $          (3)   $       2,356
                          =============    =============    =============    =============    =============    =============
DECEMBER 31, 2011
Unrealized change
 arising during period     $        616    $       3,082    $        (465)   $      (1,478)   $           3    $       1,758
Less: Reclassification
 adjustments included
 in net income                      291               (5)             (80)              --               --              206
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive income,
 before income tax
 (expense) benefit                  325            3,087             (385)          (1,478)               3            1,552
Less: Income tax
(expense) benefit                  (111)          (1,104)             134              519               (1)            (563)
                          -------------    -------------    -------------    -------------    -------------    -------------
Total other
 comprehensive income,
 net of income tax
 (expense) benefit        $         214    $       1,983    $        (251)   $        (959)   $           2    $         989
                          =============    =============    =============    =============    =============    =============

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the consolidated statements of income:

                                                 Amount
                                              Reclassified
                                                   from
                                               Accumulated
                                                  Other
                                              Comprehensive
                                                 Income
                                             ----------------
                                                                  Affected Line Item in the Consolidated
                                                   2013                    Statements of Income
                                             ----------------    ----------------------------------------
                                               (in millions)
Unrealized gains (losses) of fixed
 maturity investments on which other-than
 temporary credit impairments were taken      $          92     Net realized capital gains (losses)
Unrealized gains (losses) on all other
 invested assets                                      1,726     Net realized capital gains (losses)
Adjustment to deferred policy                                   Amortization of deferred policy
 acquisition costs and deferred sales                           acquisition costs and deferred sales
 inducements                                             50     inducements
Insurance loss recognition                             (886)    Policyholder benefits
                                             --------------
Total reclassifications for the period       $          982
                                             ==============

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance ("TDI") are limited by statute. The maximum amount of dividends which can be paid over a rolling twelve-month period to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the TDI is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the foregoing requirements, the maximum dividend payout that may be made in 2014 without prior approval of the TDI is $3.9 billion.

In 2013 and 2012, the Company paid dividends totaling $2.6 billion and $1.9 billion, respectively, to its Parent. Dividend payments in excess of positive retained earnings were classified and reported as a return of capital.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

Statutory net income and capital and surplus of AGL were as follows:

At year ended, December 31,                                   2013              2012              2011
--------------------------------------------------------   -------------    -------------    -------------
                                                                         (in millions)
Statutory net income                                       $       3,431    $       3,641    $         924
At December 31:
Statutory capital and surplus                                     12,656           11,515
Aggregate minimum required statutory capital and surplus           2,624            2,636

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

13. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                               2013            2012             2011
                           ------------    ------------    ------------
                                           (in millions)
Current                    $         95    $        (21)    $      (345)
Deferred                           (543)           (601)           (368)
                           ------------    ------------    ------------
Total income tax benefit   $       (448)   $       (622)   $       (713)
                           ============    ============    ============

The U.S. statutory income tax rate is 35 percent for 2013, 2012 and 2011. Actual income tax expense (benefit) differs from the statutory U.S. federal amount computed by applying the federal income tax rate for the years ended December 31, due to the following:

                                                         2013             2012             2011
                                                      ------------    ------------    ------------
                                                                      (in millions)
U.S. federal income tax (benefit) at statutory rate   $      1,573    $        845    $        464
Adjustments:
   Valuation allowance                                      (1,999)         (1,457)         (1,225)
   State income tax                                              8              (2)             91
   Dividends received deduction                                (23)            (24)            (27)
   Other                                                        (7)             16             (16)
                                                      ------------    ------------    ------------
Total income tax benefit                              $       (448)   $       (622)   $       (713)
                                                      ============    ============    ============

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                2013             2012
                                                                            -------------    -------------
                                                                                     (in millions)
Deferred tax assets:
    Excess capital losses and other tax carryovers                          $         569    $       3,604
    Basis differential of investments                                               3,014            1,085
    Policy reserves                                                                   577            1,758
    Other                                                                             235              271
                                                                            -------------    -------------
    Total deferred tax assets before valuation allowance                            4,395            6,718
    Valuation allowance                                                            (1,173)          (3,467)
                                                                            -------------    -------------
    Total deferred tax assets                                                       3,222            3,251
Deferred tax liabilities:
    Deferred policy acquisition costs                                              (1,507)          (2,074)
    Net unrealized gains on debt and equity securities available for sale          (1,365)          (3,081)
    State deferred tax liabilities                                                    (21)             (21)
    Capitalized EDP                                                                    (1)              (6)
                                                                            -------------    -------------
    Total deferred tax liabilities                                                 (2,894)          (5,182)
                                                                            -------------    -------------
Net deferred tax asset (liability)                                          $         328    $      (1,931)
                                                                            =============    =============

At December 31, 2013, the Company had no net operating losses carryforwards. At December 31, 2013, the Company had the following foreign tax credit carryovers:

                                                Amount           Year expired
                                           -----------------   -----------------
                                             (in millions)
2005                                       $              1          2015
2006                                                      6          2016
2007                                                      1          2017
2008                                                      2          2018
2009                                                      3          2019
2010                                                      9          2020
2011                                                      7          2021
2012                                                      7          2022
2013                                                      7          2023
                                           ----------------
Total                                      $             43
                                           ================

At December 31, 2013, the Company had the following capital loss carryforwards:

                                                Amount           Year expired
                                           ----------------    -----------------
                                            (in millions)
2009                                       $            885          2014
                                           ================

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

At December 31, 2013, the Company had the following general business credit carryforwards:

                                                Amount           Year expired
                                           -----------------   -----------------
                                            (in millions)
2005                                       $             18          2025
2006                                                      7          2026
2007                                                     90          2027
2008                                                     15          2028
2009                                                     27          2029
2010                                                     38          2030
2011                                                      7          2031
2012                                                      7          2032
2013                                                      8          2033
                                           ----------------
                                           $            217
                                           ================

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires the Company to weigh all positive and negative evidence to reach a conclusion that is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets weighs the sustainability of recent operating profitability, the predictability of future operating profitability of the character necessary to realize the deferred tax assets, and the Company's emergence from cumulative losses in recent years. The framework requires the Company to consider all available evidence, including:

     o the nature, frequency and severity of cumulative financial reporting losses in recent years;

     o the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

     o the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

     o prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

As a result of sales in the ordinary course of business to manage the investment portfolio and the application of prudent and feasible tax planning strategies during the year ended December 31, 2013, the Company determined that an additional portion of the capital loss carryforwards will more-likely-than-not be realized prior to their expiration. Therefore, for the year ended December 31, 2013, the Company released $2,294 million of its deferred tax asset valuation associated with the capital loss carryforwards, of which $1,999 million was allocated to income. Additional capital loss carryforwards may be realized in the future if and when other prudent and feasible tax planning strategies are identified. Changes in market conditions, including rising interest rates above the Company's projections, may result in a reduction in projected taxable gains and reestablishment of a valuation allowance.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accounting for Uncertainty in Income Taxes

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                  December 31,
                                                         ----------------------------
                                                             2013            2012
                                                         ------------    ------------
                                                                 (in millions)
Gross unrecognized tax benefits at beginning of period   $         85    $         65
  Increases in tax positions for prior years                        7              20
  Decreases in tax positions for prior years                        0             --
                                                         ------------    ------------
Gross unrecognized tax benefits at end of period         $         92    $         85
                                                         ============    ============

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2013, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

As of December 31, 2013 and 2012, the Company's unrecognized tax benefits, excluding interest and penalties, were $68 million and $67 million, respectively. As of December 31, 2013 and 2012, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $27 million and $11 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2013 and 2012, the Company had accrued $16 million and $18 million, respectively, for the payment of interest (net of federal benefit) and penalties. For the years ended December 31, 2013, 2012 and 2011, the Company recognized an expense of $6 million, $11 million and $1 million, respectively, of interest (net of federal benefit) and penalties in the consolidated statements of income.

The Company is currently under IRS examination for the taxable years 2003 to 2009. Although the final outcome of possible issues raised in any future examination is uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. The Company's taxable years 2001 to 2013 remain subject to examination by major tax jurisdictions.

14. RELATED-PARTY TRANSACTIONS

Events Related to AIG

On March 1, 2013, AIG completed the repurchase of warrants issued to the United States Department of the Treasury ("U.S. Treasury") in 2008 and 2009. The warrants issued in 2008 provided the right to purchase approximately 2.7 million shares of AIG common stock at $50.00 per share, and the warrants issued in 2009 provided the right to purchase up to 150 shares of AIG common stock at $0.00002 per share. AIG and the U.S. Treasury agreed upon a repurchase price of approximately $25 million for the warrants. As a result of AIG's repurchase of these warrants, the U.S. Treasury does not have any residual interest in AIG.

AIG is subject to regulation by the Board of Governors of the Federal Reserve System as a savings and loan holding company. Also, on July 9, 2013, AIG issued a press release announcing the receipt of a notice from the U.S. Treasury that the Financial Stability Oversight Council has made a final determination that AIG should be supervised by the Board of Governors of the Federal Reserve System as a systemically important financial institution pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Additionally, on July 18, 2013, the Financial Stability Board (consisting of representatives of national financial authorities of the G20 nations), in consultation with the International Association of Insurance Supervisors and national authorities, identified an initial list of Global Systemically Important Insurers, which included AIG.

Additional information on AIG is publicly available in AIG's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG as described herein is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services Effective January 1, 2013, the Company became the service provider for additional affiliated companies. The Company paid approximately $297 million, $198 million and $278 million for such services in 2013, 2012 and 2011, respectively. Accounts payable for such services were $190 million and $172 million at December 31, 2013 and 2012, respectively. The Company rents facilities and provides services on an allocated cost basis to various affiliates. The Company also provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $805 million, $282 million and $151 million for such services and rent in 2013, 2012 and 2011, respectively. Accounts receivable for rent and services were $91 million and $226 million at December 31, 2013 and 2012, respectively.

The Company pays commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing its annuity products and mutual funds. Amounts paid to these broker-dealers totaled $50 million, $39 million and $36 million for the years ended December 31, 2013, 2012 and 2011, respectively. These broker-dealers distribute a significant portion of the Company's variable annuity products, amounting to approximately 7 percent, 8 percent and 10 percent of premiums received in 2013, 2012 and 2011, respectively. These broker-dealers also distribute a significant portion of the Company's mutual funds, amounting to approximately 16 percent, 16 percent and 14 percent of sales in 2013, 2012 and 2011, respectively.

On February 1, 2004, SAAMCo entered into an administrative services agreement with The United States Life Insurance Company in the City of New York ("USL") (as successor by merger of First SunAmerica Life Insurance Company ("FSA") with and into USL) whereby SAAMCo will pay to USL a fee based on a percentage of all assets invested through USL's variable annuity products in exchange for services performed. SAAMCo is the investment advisor for certain trusts that serve as investment options for USL's variable annuity products. Amounts incurred by the Company under this agreement totaled $4 million, $3 million and $2 million in 2013, 2012 and 2011, respectively, and are included in the Company's consolidated statements of income.

On October 1, 2001, SAAMCo entered into two administrative services agreements with business trusts established by its affiliate, VALIC, whereby the trust pays to SAAMCo a fee based on a percentage of average daily net assets invested through VALIC's annuity products in exchange for services performed. Amounts earned by SAAMCo under this agreement were $17 million, $15 million and $14 million in 2013, 2012 and 2011, respectively, and are net of certain administrative costs incurred by VALIC of $5 million, $4 million and $4 million, respectively. The net amounts earned by SAAMCo are included in other revenue in the Company's consolidated statements of income.

Notes of Affiliates

On September 23, 2003, the Company purchased 75.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $201 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $513 million of fixed-rate asset-backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

In 2004, the Company purchased 80.1 percent of the non-voting preferred equity issued by Castle 2 Trust for $242 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust are held by affiliates of the Company. In 2004, the Company purchased $60 million of fixed-rate asset-backed notes issued by Castle 2 Trust, which were redeemed in full in 2013. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 2 Trust is consolidated in the Company's financial statements.

Castle 1 Trust recognized impairment losses of $5 million, $4 million and $86 million for the years ended December 31, 2013, 2012 and 2011, respectively.

Castle 2 Trust recognized impairment losses of $8 million, $9 million and $87 million for the years ended December 31, 2013, 2012 and 2011, respectively.

On December 15, 2005, the Company invested $116 million in a Senior Promissory
Note issued by AGC Life, which matured on December 15, 2010. The Company recognized interest income on the Note of $6 million during 2010. Upon maturity, the Company reinvested the $116 million in a 6.10 percent Senior Promissory Note due December 15, 2020, issued by AGC Life. The Note was redeemed by AGC Life on December 28, 2011. The Company recognized interest income of $7 million on the Note during 2011.

On September 15, 2006, the Company invested $560 million in a 5.57 percent fixed rate Senior Promissory Note issued by AIG Life Holdings, Inc. ("AIGLH") (formerly known as SunAmerica Financial Group, Inc.), which matured on September 15, 2011. The Company recognized interest income of $22 million on the Note during 2011. Upon maturity, the Company reinvested $300 million in a 5.57 percent Senior Promissory Note due September 30, 2014, issued by AIGLH. Principal payments of $100 million were received on June 29, 2012 and September 30, 2013, reducing the outstanding balance of the inter-company note receivable to $100 million as of September 30, 2013. The Company recognized interest income of $10 million, $16 million and $5 million on the Note during 2013, 2012 and 2011, respectively.

Selkirk

During 2013, the Company transferred a portfolio of its commercial mortgage loans ("CML Portfolio") to a newly formed special purpose entity, Selkirk No. 1 Investments ("SPV1"). The transaction involved the securitization of the transferred loans with the Company retaining a significant (75%) beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in loan-backed and structured securities ("Senior Investment Grade Notes") issued by another newly formed special purpose entity, Selkirk 2013-1 ("SPV2"), an equity interest in SPV1 ("SPV1 Equity Interest") and $230.0 million of cash proceeds from the most senior tranche of securitized notes issued by another SPV, Selkirk No. 1 Limited, to third party investors. The consideration received had an aggregate fair value of approximately $973.4 million. AIG Investments services the CML Portfolio on behalf of SPV1.

The Company determined that it either controlled or was the primary beneficiary of all SPVs in the securitization structure and therefore consolidates all of these SPVs. See Note 6 for additional disclosures related to VIEs. The Senior Investment Grade Notes and the SPVI Equity Interest held by the Company are eliminated in consolidation, while the securitized commercial mortgage loans remain on the Company's consolidated balance sheet. On a consolidated basis, the net change in the Company's balance sheet consisted of additional assets in the form of cash consideration received that was subsequently invested and the liabilities for notes payable to third party investors.

Lighthouse VI

During 2013, the Company, along with VALIC, (collectively, the "Insurers") executed three transactions in which a portfolio of securities ("Transferred Portfolios") was, in each transaction, transferred into a newly established Common Trust Fund ("CTF") in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's representative security account. In each transaction, a portion of the Company's securities ("Exchange Assets") were transferred into the representative security account of VALIC in exchange for other VALIC securities. Only the transfers of the Exchange Assets

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

between the Insurers qualify for derecognition treatment under ASC 860, "Transfers and Servicing," and thus were the only assets derecognized in the transfer of the Transferred Portfolios into the CTFs. The securities received by the Company for the transfers of the Exchange Assets were initially recognized at fair value and will subsequently be carried at accreted value, based on cash flow projections. The Company transferred securities with an aggregate fair value of $7.7 billion into the CTFs for all three transactions and recognized a gain of $250 million on the transfer of the Exchange Assets. AIG Investments manages the portfolio of assets included in the CTFs.

Ambrose Transactions

During 2013, the Company acquired certain financial assets from AIG and subsequently entered into three related securitization transactions with certain affiliates and a third party to enhance its statutory risk-based capital ratio, liquidity and net investment income. The financial assets acquired from AIG in each transaction consisted of a structured security backed by a portfolio of structured securities ("Repack Note") and were exchanged for an intraday Demand Note which was subsequently extinguished. In each securitization transaction, the Company transferred a portfolio of its high grade corporate securities and the Repack Note to newly formed special purpose entities; Ambrose 2, Ambrose 3 and Ambrose 5, respectively. As consideration for the transferred securities, the Company received beneficial interests in three tranches of structured securities (Class A1, B and X) issued by each Ambrose entity. The Class A1 and B Notes are designed to closely replicate the interest and principal amortization payments of the securities transferred by the Company. The Class X notes were subsequently transferred on the same day to AIG in exchange for cancellation of the Demand Note, described above, which resulted in capital contributions to the Company of $92 million, $121 million and $134 million related to Ambrose 2, Ambrose 3 and Ambrose 5, respectively. Each Ambrose entity also issued a tranche of Class A2 notes to third party investors.

The Ambrose entities each received a capital commitment of up to $300 million each for Ambrose 2 and Ambrose 3, and $400 million for Ambrose 5, from a non-U.S. subsidiary of AIG, guaranteed by AIG, pursuant to which such entity will contribute funds to the respective Ambrose entity upon demand. AIG indirectly bears the first loss position in each transaction through its ownership of the Class X notes and the capital commitment. AIG Investments manages the portfolio of assets on behalf of each Ambrose entity.

Each Ambrose entity is a VIE and the Company consolidates these three Ambrose entities. See Note 6 for additional disclosures related to VIEs. The Class A1 and Class B structured securities held by the Company are eliminated in consolidation. The Class X notes and the Class A2 notes held by AIG and a third party, respectively, are classified as notes payable. The Ambrose entities elected the fair value option for their Class X notes. On a consolidated basis, the Ambrose transactions resulted in an increase in the Company's assets (Repack Note and cash), liabilities (notes payable) and shareholder's equity (capital contribution from AIG).

Details of each transaction are as follows:

                                                                     Ambrose 2          Ambrose 3         Ambrose 5
                                                                 -----------------   ---------------    -------------
                                                                                     (in millions)
Date of transaction                                              February 6, 2013    April 10, 2013     July 25, 2013
Combined carrying value of transferred securities and
 Repack Note                                                     $          1,985    $        2,117     $       2,618
Fair value of Class A1 and Class B notes received                           1,933             2,069             2,413
Fair value of Class X notes received                                           67                58                83

American Home and National Union Guarantees

American Home Assurance Company ("American Home") and National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union"), indirect wholly owned subsidiaries of AIG, have terminated the General Guarantee Agreements ("the Guarantees") with respect to prospectively issued policies and contracts issued by the Company. The Guarantees terminated on December 29, 2006 ("Point of Termination"). Pursuant to its terms, the Guarantees do not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantees will continue to cover the policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Capital Maintenance Agreement

In March 2011, AIG entered into a Capital Maintenance Agreements ("CMAs") with the Company and certain of its insurance company affiliates. Among other things, the CMA provides that AIG will maintain the total adjusted capital of the Company at or above a specified minimum percentage of the Company's projected Company Action Level RBC. The Company and AIG amended and restated the CMA effective as of February 18, 2014, to recharacterize it as a capital surplus agreement and remove the Company's dividend payment requirement. As structured, the CMA contemplates that the specified minimum percentage would be reviewed and agreed upon at least annually. AIG has not made any capital contributions to the Company under the CMA. As of December 31, 2013, the specified minimum RBC percentage was 385 percent.

Financing Agreements

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFG Retirement Services, Inc. ("SAFGRS"), dated September 26, 2001, whereby the Company has the right to borrow up to $500 million from SAFGRS. All terms and conditions set forth in the arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2013 or 2012.

On June 1, 2009, the Company amended and restated a short-term financing arrangement with SAFGRS, dated December 19, 2001, whereby SAFGRS has the right to borrow up to $500 million from the Company. All terms and conditions set forth in the original arrangement remain in effect, including that any advances made under this arrangement must be repaid within 30 days. There was no outstanding balance under this arrangement at December 31, 2013 and 2012.

On September 15, 2006, the Company amended and restated a short-term financial arrangement with SAAH LLC, whereby SAAH LLC has the right to borrow up to $200 million from the Company. There was no outstanding balance under this agreement at December 31, 2013 or 2012.

GIC Assumption

On June 3, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, U.S. Bank National Association, as trustee ("US Bank"), and the Salt Verde Financial Corporation ("Salt Verde"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by Salt Verde. As part of this assignment and assumption, the Company received from AIGMFC approximately $312 thousand, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets, Inc. ("AIG Markets") in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG. The swap has been designated as a fair value hedge of the investment agreement.

On June 30, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, US Bank, as trustee, and the Southern California Public Power Authority ("SCPPA"), pursuant to which the Company assumed all of AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and US Bank relating to certain bonds issued by SCPPA. As part of this assignment and assumption, the Company received from AIGMFC approximately $14 million, representing the then outstanding principal amount of investments under the investment agreement plus accrued by unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG. The swap has been designated as a fair value hedge of the investment agreement.

                     AMERICAN GENERAL LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

On September 22, 2011, the Company entered into an assignment and assumption agreement with AIGMFC, The Bank of New York Mellon Trust Company, N.A., as the trustee ("BONY"), and the Long Beach Bond Finance Authority ("Long Beach"), pursuant to which the Company assumed all of the AIGMFC's obligations under a certain investment agreement previously entered into between AIGMFC and BONY relating to certain bonds issued by Long Beach. As part of this assignment and assumption, the Company received from AIGMFC approximately $20 million, representing the then outstanding principal amount of investments under the investment agreement plus accrued but unpaid interest thereon. The Company also entered into a swap with AIG Markets in connection with the foregoing transaction, which, among other things, provides a fee to the Company for assuming the obligations under the investment agreement and hedges the Company's interest rate risk associated with the investment agreement. Obligations of AIG Markets under the swap are guaranteed by AIG. The swap has been designated as a fair value hedge of the investment agreement.

Other

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the AIG Property and Casualty group. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $1.4 billion and $1.2 billion at December 31, 2013 and 2012, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving AIG Property and Casualty group members where those members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the AIG Property and Casualty group members were no longer contingently liable for the payments to the claimant.

15. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the "U.S. Plans"). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

The Company is jointly and severally responsible with AIG and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act ("ERISA") qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the "ERISA Plans"). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including the Company. Accordingly, the Company is contingently liable for such obligations. The Company believes that the likelihood of payment under any of these plans is remote. Accordingly, the Company has not established any liability for such contingencies.

16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

On February 18, 2014, the CMA between AIG and the Company was recharacterized as a capital support agreement and amended to remove the Company's dividend payment requirement thereunder. The company's specified minimum RBC percentage as set forth in the amended and restated CMA remained at 385 percent.

The Company paid a $1.32 billion dividend to AGC Life on March 28, 2014.

                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

The following financial statements are included in Part B of this Registration
Statement:


- Audited Financial Statements of Variable Separate Account of American General Life Insurance Company for the year ended December 31, 2013.



- Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2013, 2012 and 2011.


(b) Exhibits


(1)   Resolution Establishing Separate Account..................................    2
(2)   Custody Agreements........................................................    Not Applicable
(3)   (a)  Form of Distribution Contract........................................    2
      (b)  Selling Agreement....................................................    25
(4)   Variable Annuity Contract
      (a)  Polaris Choice III Individual Variable Annuity Contract..............    12
      (b)  Maximum Anniversary Value Optional Death Benefit Endorsement.........    8
      (c)  Purchase Payment Accumulation Optional Death Benefit Endorsement.....    8
      (d)  Optional Death Benefit Enhancement Endorsement.......................    4
      (e)  Guaranteed Minimum Account Value Endorsement.........................    7
      (f)  Guaranteed Minimum Withdrawal Benefit Endorsement -- Step-Up
           Options..............................................................    8
      (g)  Standard Death Benefit Endorsement...................................    8
      (h)  Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary
           Value Endorsement (GMWB for Life)....................................    11
      (i)  Optional Guaranteed Minimum Withdrawal Benefit For One Life/For Two
           Lives Endorsement....................................................    11
      (j)  Nursing Home Rider...................................................    12
      (k)  Optional Guaranteed Minimum Withdrawal Benefit Endorsement...........    14
      (l)  Form of Optional Guaranteed Minimum Withdrawal Benefit Endorsement...    16
      (m)  Form of Optional Guaranteed Living Benefit Endorsement...............    18
      (n)  Form of Optional Guaranteed Living Benefit Endorsement...............    18
      (o)  Form of Return of Purchase Payment Death Benefit Endorsement.........    18
      (p)  Form of Maximum Anniversary Value Optional Death Benefit
           Endorsement..........................................................    18
      (q)  Form of Optional Death Benefit Endorsement...........................    18
      (r)  Form of Optional Guaranteed Living Benefit Endorsement...............    19
      (s)  Return of Purchase Payment Death Benefit Endorsement.................    20
      (t)  Form of Extended Legacy Program Guide................................    22
      (u)  AGL Optional Guaranteed Living Benefit Extension Data Page
           Endorsement..........................................................    28
      (v)  Merger Endorsement...................................................    25
      (w)  AGL Optional Guaranteed Living Benefit Extension Endorsement Data
           Page (ASE-6231E (8/13))..............................................    29
(5)   Application for Contract
      (a)  Participant Enrollment Form..........................................    4
      (b)  Annuity Application..................................................    4
(6)   Corporate Documents of Depositor
      (a)  Amended and Restated Articles of Incorporation of American General
           Life Insurance Company, effective December 31, 1991..................    1
      (b)  Amendment to the Amended and Restated Articles of Incorporation of
           American General Life Insurance Company, effective July 13, 1995.....    3
      (c)  By-Laws of American General Life Insurance Company, restated as of
           June 8, 2005.........................................................    9
(7)   Reinsurance Contract......................................................    Not Applicable
(8)   Material Contracts
      (a)  Anchor Series Trust Fund Participation Agreement.....................    24
      (b)  SunAmerica Series Trust Fund Participation Agreement.................    24
      (c)  American Funds Fund Participation Agreement..........................    6
      (d)  Lord Abbett Fund Participation Agreement.............................    6

      (e)  Van Kampen Fund Participation Agreement..............................    5
      (f)  Sterling Capital Variable Insurance Funds (formerly BB&T Variable
           Insurance) Fund Participation Agreement..............................    10
      (g)  Principal Variable Contracts Funds Participation Agreement...........    13
      (h)  American Funds Insurance Series and SunAmerica Series Trust Master-
           Feeder Fund Participation Agreement..................................    15
      (i)  Franklin Templeton Variable Insurance Products Trust Fund
           Participation Agreement..............................................    17
      (j)  Columbia Funds Variable Insurance Trust I Fund Participation
           Agreement............................................................    26
      (k)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund
           Participation Agreement..............................................    21
      (l)  Seasons Series Trust Fund Participation Agreement....................    24
      (m)  Form of Consents to Assignment of Fund Participation and other
           Agreements...........................................................    25
      (n)  Columbia Funds Variable Series Trust II Fund Participation
           Agreement............................................................    23
(9)   Opinion of Counsel and Consent of Depositor...............................    27
(10)  Consents..................................................................    Filed Herewith
(11)  Financial Statements Omitted from Item 23.................................    Not Applicable
(12)  Initial Capitalization Agreement..........................................    Not Applicable
(13)  (a)  Power of Attorney -- American General Life Insurance Company
           Directors............................................................    29
      (b)  Notice of Termination of Support Agreement...........................    22
      (c)  Amended and Restated Unconditional Capital Maintenance Agreement
           between American International Group, Inc. and American General Life
           Insurance Company....................................................    29
      (d)  Specimen Form of Agreement and Plan of Merger........................    25



--------

1 Incorporated by reference to Initial Registration Statement, File No. 033-43390 of American General Life Insurance Company Separate Account D, filed on October 16, 1991.

2 Incorporated by reference to Initial Registration Statement, File Nos. 333-25473 and 811-03859, filed on April 18, 1997, Accession No. 0000950148-97-
   000989.

3 Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement, File No. 333-53909, of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998, Accession No. 0000899243-98-001661.

4 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-65118 and 811-03859, filed on September 28, 2001, Accession No. 0000950148-01-501929.

5 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-66114 and 811-03859, filed on October 25, 2001, Accession No. 0000950148-01-502065.

6 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-91860 and 811-03859, filed on October 28, 2002, Accession No. 0000898430-02-003844.

7 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 10, File Nos. 333-65118 and 811-03859, filed on September 25, 2003, Accession No. 0000950148-03-002354.

8 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 12, File Nos. 333-65118 and 811-03859, filed on April 14, 2004, Accession No. 0000950129-04-002082.

9 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 46, File Nos. 333-43264 and 811-08561, of American General Life Insurance Company Separate Account VL-R, filed on August 12, 2005, Accession No. 0001193125-05-165474.

10 Incorporated by reference to Post-Effective Amendment No. 20 and Amendment
   No. 22, File Nos. 333-58234 and 811-03859, filed on September 20, 2005,
   Accession No. 0000950129-05-009343.

11 Incorporated by reference to Post-Effective Amendment No. 21 and Amendment
   No. 22, File Nos. 333-65118 and 811-03859, filed on May 1, 2006, Accession No. 0000950129-06-004660.

12 Incorporated by reference to Post-Effective Amendment No. 25 and Amendment
   No. 26, File Nos. 333-65118 and 811-03859, filed on September 21, 2006,
   Accession No. 0000950124-06-005435.

13 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-137892 and 811-03859, filed December 18, 2006, Accession No. 0000950124-06-007650.

14 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   2, File Nos. 333-137892 and 811-03859, filed February 13, 2007, Accession No. 0000950148-07-000031.

15 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
   3, File Nos. 333-137892 and 811-03859, filed on April 26, 2007, Accession No. 0000950148-07-000101.

16 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-137892 and 811-03859, filed on February 4, 2008, Accession No. 0000950137-08-001533.

17 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No.
   6, File Nos. 333-137892 and 811-03859, filed on April 28,2008, Accession No. 0000950148-08-000093.

18 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-157199 and 811-03859, filed on April 27, 2009, Accession No. 0000950148-09-000059.

19 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   4, File Nos. 333-157199 and 811-03859, filed on December 21, 2009, Accession No. 0000950123-09-072050.

20 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-157199 and 811-03859, filed on April 28, 2010, Accession No. 0000950123-10-039586.

21 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No.
   8, File Nos. 333-157199 and 811-03859, filed on August 25, 2010, Accession No. 0000950123-10-080861.

22 Incorporated by reference to Post-Effective Amendment No. 17 and Amendment
   No. 18, File Nos. 333-137867 and 811-03859, filed on April 27, 2011,
   Accession No. 0000950123-11-040070.

23 Incorporated by reference to Post-Effective Amendment No. 34 and Amendment
   No. 36, File Nos. 333-58234 and 811-03859, filed on May 1, 2011, Accession No. 0000950123-11-042326.




24 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
   5, File Nos. 333-172003 and 811-03859, filed on July 13, 2012, Accession No. 0000950123-12-010016.



25 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185762 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-
   014430.



26 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185775 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-
   014433.



27 Incorporated by reference to Initial Registration Statement, File Nos. 333-
   185840 and 811-03859, filed on January 2, 2013, Accession No. 0000950123-12-
   014523.



28 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
   1, File Nos. 333-185778 and 811-03859, filed on April 29, 2013, Accession No. 0000950123-13-002940.



29 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
   3, File Nos. 333-185778 and 811-03859 filed on April 30, 2014.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.


NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-----------------------------------------------
Jay S. Wintrob(2)                Director, Chairman, President and Chief Executive
                                 Officer
Thomas J. Diemer                 Director, Senior Vice President and Chief Risk
                                 Officer
Jeffrey M. Farber(5)             Director
Mary Jane B. Fortin              Director, Executive Vice President, Chief
                                 Financial Officer
Deborah A. Gero(2)               Director, Senior Vice President and Chief
                                 Investment Office
Jana W. Greer(3)                 Director and President, Individual Retirement
Stephen A. Maginn(3)             Director and Senior Vice President and Chief
                                 Distribution Officer
James A. Mallon                  Director and President, Life and Accident & Health
Jonathan J. Novak(2)             Director and President, Institutional Markets
Curtis W. Olson(1)               Director and President, Group Benefits
Scheinerman, Robert J            Executive Vice President
Randall W. Epright               Senior Vice President and Chief Information
                                 Officer
Michael P. Harwood               Senior Vice President and Chief Actuary and
                                 Corporate Illustration Actuary
Kyle L. Jennings                 Senior Vice President and Chief Compliance Officer
Christine A. Nixon(2)            Senior Vice President and Chief Legal Officer
Sai Raman(6)                     Senior Vice President, Institutional Markets
Tim W. Still                     Senior Vice President and Chief Operations Officer
Stephen J. Stone(2)              Senior Vice President, Market Risk Management
Jesus C. Zaragoza                Senior Vice President and Deputy Chief Financial
                                 Officer
Steven D. Anderson               Vice President and Controller
Marla S. Campagna(7)             Vice President
Jim A. Coppedge                  Vice President and Assistant Secretary
Julie Cotton Hearne              Vice President and Secretary
John B. Deremo                   Vice President, Distribution
William T. Devanney, Jr.         Vice President and Tax Officer
Gavin D. Friedman(2)             Vice President and Litigation Officer
Manda Ghaferi(2)                 Vice President
Leo W. Grace                     Vice President, Product Filing
Tracey E. Harris                 Vice President, Product Filing
Keith C. Honig(7)                Vice President
David S. Jorgensen               Vice President
Frank Kophamel                   Vice President and Appointed Actuary
Stuart P. Polakov(3)             Vice President
Mallary L. Reznik(2)             Vice President and Assistant Secretary
T. Clay Spires                   Vice President and Tax Officer
Michael E. Treske                Vice President, Distribution
Douglas S. Tymins(7)             Vice President
William C. Wolfe                 Vice President and Treasurer
Melissa H. Cozart                Privacy Officer
Craig M. Long                    Anti-Money Laundering and Office of Foreign Asset
                                 Control Officer
David J. Kumatz(4)               Assistant Secretary
Virginia N. Puzon(2)             Assistant Secretary
Cris Thomas                      Assistant Secretary
Larry E. Blews                   38a-1 Compliance Officer
Timothy Donovan                  Illustration Actuary

--------


   (1) 3600 Route 66, Neptune, NJ 07753



   (2) 1999 Avenue of the Stars, Los Angeles, CA 90067



   (3) 21650 Oxnard Street, Woodland Hills, CA 91367



   (4) 2000 American General Way, Brentwood, TN 37027



   (5) 175 Water Street, New York, NY 10038



   (6) 50 Danbury Road, Wilton, CT 06897



   (7) 777 S. Figueroa Street, Los Angeles, CA 90017


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


The Registrant is a separate account of American General Life Insurance Company ("Depositor"). The Depositor is an indirect, wholly owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0001047469-14-001096, filed on
February 20, 2014. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of April 1, 2014, the number of Polaris Choice III contracts funded by Variable Separate Account was 23,475 of which 15,218 were qualified contracts and 8,257 were non-qualified contracts.


ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 29.  PRINCIPAL UNDERWRITER


(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:



    AMERICAN GENERAL LIFE INSURANCE COMPANY


    Variable Separate Account


    Variable Annuity Account One


    Variable Annuity Account Two


    Variable Annuity Account Four


    Variable Annuity Account Five


    Variable Annuity Account Seven


    Variable Annuity Account Nine


    Separate Account A


    Separate Account D


    Separate Account I


    Separate Account II


    Separate Account VA-1


    Separate Account VA-2


    Separate Account VL-R


    Separate Account VUL

    Separate Account VUL-2


    AG Separate Account A



    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK


    FS Variable Separate Account


    FS Variable Annuity Account One


    FS Variable Annuity Account Two


    FS Variable Annuity Account Five


    Separate Account USL VA-R


    Separate Account USL VL-R


    Separate Account USL A


    Separate Account USL B



    THE VARIABLE ANNUITY LIFE INSURANCE COMPANY


    Separate Account A


    Anchor Series Trust
    Seasons Series Trust
    SunAmerica Series Trust
    SunAmerica Equity Funds
    SunAmerica Income Funds
    SunAmerica Series, Inc.
    SunAmerica Money Market Funds, Inc.
    SunAmerica Senior Floating Rate Fund, Inc.
    SunAmerica Specialty Series

(b) Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                               POSITION
------------------                               --------
Peter A. Harbeck            Director
James T. Nichols            Director, President & Chief Executive Officer
Rebecca Snider              Chief Compliance Officer
Frank Curran                Vice President, Controller, Financial Operation
                            Principal and Chief Financial Officer, Treasurer
Stephen A. Maginn(1)        Director, Senior Vice President
William T. Devanney         Vice President, Tax Officer
Michael E. Treske           Chief Distribution Officer, Mutual Funds and
                            Variable Annuities
Kurt W. Bernlohr(3)         Distribution Officer, Group Retirement
John T. Genoy               Vice President
Mallary L. Reznik(2)        Vice President
Christine A. Nixon(2)       Secretary
Virginia N. Puzon(2)        Assistant Secretary



     --------


      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.


     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.


     (3) Principal business address is 2919 Allen Parkway, Houston, TX 77019.





(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable.

ITEM 32.  UNDERTAKINGS

Undertakings of the Registrant
------------------------------

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(f)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940


American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 28th day of April, 2014.


                                        VARIABLE SEPARATE ACCOUNT
                                        (Registrant)

                                        BY: AMERICAN GENERAL LIFE INSURANCE
                                            COMPANY
                                            (On behalf of the Registrant and
                                            itself)

                                        BY: /s/ MARY JANE B. FORTIN
                                            ------------------------------------
                                            MARY JANE B. FORTIN
                                            EXECUTIVE VICE PRESIDENT AND
                                            CHIEF FINANCIAL OFFICER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.




          SIGNATURE                             TITLE                          DATE
          ---------                             -----                          ----
*JAY S. WINTROB                    Chairman of the Board, President       April 28, 2014
-----------------------------        and Chief Executive Officer
JAY S. WINTROB


*THOMAS J. DIEMER                Director, Senior Vice President and      April 28, 2014
-----------------------------             Chief Risk Officer
THOMAS J. DIEMER


*JEFFREY M. FARBER                             Director                   April 28, 2014
-----------------------------
JEFFREY M. FARBER


/s/ MARY JANE B. FORTIN           Director, Executive Vice President      April 28, 2014
-----------------------------        and Chief Financial Officer
*MARY JANE B. FORTIN


*DEBORAH A. GERO                 Director, Senior Vice President and      April 28, 2014
-----------------------------          Chief Investment Officer
DEBORAH A. GERO


*JANA W. GREER                               Director and                 April 28, 2014
-----------------------------     President -- Individual Retirement
JANA W. GREER


*STEPHEN A. MAGINN               Director, Senior Vice President and      April 28, 2014
-----------------------------         Chief Distribution Officer
STEPHEN A. MAGINN


*JAMES A. MALLON                  Director and President -- Life and      April 28, 2014
-----------------------------             Accident & Health
JAMES A. MALLON


*JONATHAN J. NOVAK                           Director and                 April 28, 2014
-----------------------------     President -- Institutional Markets
JONATHAN J. NOVAK


*CURTIS W. OLSON                   Director and President -- Group        April 28, 2014
-----------------------------                  Benefits
CURTIS W. OLSON


*STEVEN D. ANDERSON                 Vice President and Controller         April 28, 2014
-----------------------------
STEVEN D. ANDERSON


/s/ MANDA GHAFERI                          Attorney-In-Fact               April 28, 2014
-----------------------------
*MANDA GHAFERI

                                  EXHIBIT INDEX

EXHIBIT NO.                                      DESCRIPTION
-----------                                      -----------
    (10)        Consents